FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-8090
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Dennis L. Schoff, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660
Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 through June 30, 2009

Item 1. Reports to Stockholders
Lincoln Variable Insurance Products Trust — LVIP Baron Growth Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP Capital Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Cohen & Steers Global Real Estate Fund
Lincoln Variable Insurance Products Trust — LVIP Columbia Value Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Bond Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Foundation Aggressive Allocation Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Foundation Conservative Allocation Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Foundation Moderate Allocation Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Growth and Income Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Social Awareness Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Special Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP FI Equity-Income Fund
Lincoln Variable Insurance Products Trust — LVIP Global Income Fund
Lincoln Variable Insurance Products Trust — LVIP Janus Capital Appreciation Fund
Lincoln Variable Insurance Products Trust — LVIP Marsico International Growth Fund
Lincoln Variable Insurance Products Trust — LVIP MFS Value Fund
Lincoln Variable Insurance Products Trust — LVIP Mid-Cap Value Fund
Lincoln Variable Insurance Products Trust — LVIP Mondrian International Value Fund
Lincoln Variable Insurance Products Trust — LVIP Money Market Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA S&P 500 Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Small-Cap Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Bond Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Developed International 150 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Emerging Markets 100 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Large Cap 100 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Small-Mid Cap 200 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA International Index
Lincoln Variable Insurance Products Trust — LVIP T. Rowe Price Growth Stock Fund
Lincoln Variable Insurance Products Trust — LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Templeton Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Turner Mid-Cap Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2010 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2020 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2030 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2040 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Conservative Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Moderate Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Moderately Aggressive Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Aggressive Profile Fund

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Baron Growth Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Baron Growth Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,134.10	1.04%	$5.50
Service Class Shares	1,000.00	1,132.70	1.29%	6.82

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	94.81%

Aerospace & Defense	0.46%
Capital Markets	3.53%
Commercial Services & Supplies	5.05%
Construction & Engineering	1.58%
Distributors	1.74%
Diversified Consumer Services	6.65%
Diversified Financial Services	2.43%
Electric Utilities	1.39%
Energy Equipment & Services	6.77%
Food & Staples Retailing	1.44%
Food Products	1.94%
Health Care Equipment & Supplies	6.21%
Health Care Providers & Services	6.13%
Hotels, Restaurants & Leisure	8.38%
Household Durables	1.01%
Household Products	0.82%
Insurance	1.66%
Internet & Catalog Retail	1.75%
Internet Software & Services	2.78%
IT Services	0.90%
Life Sciences Tools & Services	5.04%
Machinery	0.89%
Media	3.78%
Oil, Gas & Consumable Fuels	3.80%
Professional Services	1.35%
Real Estate Investment Trusts	1.65%
Real Estate Management & Development	0.90%
Road & Rail	2.64%
Software	3.13%
Specialty Retail	5.31%
Textiles, Apparel & Luxury Goods	2.91%
Trading Company & Distributors	0.75%
Wireless Telecommunication Services	0.04%

Warrant	0.00%

Short-Term Investment	5.37%

Total Value of Securities	100.18%

Liabilities Net of Receivables and Other Assets	(0.18%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

DeVry	3.72%
Edwards Lifesciences	3.68%
Strayer Education	2.93%
FMC Technologies	2.59%
MSCI Class A	2.43%
Encore Acquisition	2.23%
AMERIGROUP	2.07%
Ralcorp Holdings	1.94%
Mettler-Toledo International	1.92%
Community Health Systems	1.92%

Total	25.43%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–94.81%
	Aerospace & Defense–0.46%
†	Stanley	40,000	$1,315,200

			1,315,200

	Capital Markets–3.53%
	Cohen & Steers	98,700	1,475,565
	Eaton Vance	122,364	3,273,237
†	Jefferies Group	150,000	3,199,500
†	RiskMetrics Group	115,000	2,030,900

			9,979,202

	Commercial Services & Supplies–5.05%
†	Copart	147,000	5,096,490
†	Covanta Holding	25,000	424,000
	Ritchie Bros Auctioneers	190,700	4,471,915
†	Tetra Tech	150,000	4,297,500

			14,289,905

	Construction & Engineering–1.58%
†	AECOM Technology	140,000	4,480,000

			4,480,000

	Distributors–1.74%
†	LKQ	300,000	4,935,000

			4,935,000

	Diversified Consumer Services–6.65%
	DeVry	210,000	10,508,400
	Strayer Education	38,000	8,288,180

			18,796,580

	Diversified Financial Services–2.43%
†	MSCI Class A	280,750	6,861,530

			6,861,530

	Electric Utilities–1.39%
	ITC Holdings	86,920	3,942,691

			3,942,691

	Energy Equipment & Services–6.77%
	Core Laboratories	50,000	4,357,500
†	FMC Technologies	194,800	7,320,584
	Helmerich & Payne	118,000	3,642,660
†	SEACOR Holdings	50,800	3,822,192

			19,142,936

	Food & Staples Retailing–1.44%
	Whole Foods Market	215,000	4,080,700

			4,080,700

	Food Products–1.94%
†	Ralcorp Holdings	90,000	5,482,800

			5,482,800

	Health Care Equipment & Supplies–6.21%
†	Edwards Lifesciences	153,000	10,408,590
†	Gen-Probe	75,000	3,223,500
†	IDEXX Laboratories	85,000	3,927,000

			17,559,090

	Health Care Providers & Services–6.13%
†	AMERIGROUP	218,400	5,864,039
†	Community Health Systems	215,000	5,428,750
†	PSS World Medical	77,500	1,434,525
†	Skilled Healthcare Group	50,519	378,893
†	VCA Antech	158,015	4,219,001

			17,325,208

	Hotels, Restaurants & Leisure–8.38%
†	Cheesecake Factory	76,000	1,314,800
	Choice Hotels International	150,000	3,991,500
†	Panera Bread Class A	70,000	3,490,200
†	Peet’s Coffee & Tea	122,600	3,089,520
†	Penn National Gaming	125,000	3,638,750
†	Sonic	150,000	1,504,500
†	Vail Resorts	150,000	4,023,001
†	Wynn Resorts	75,000	2,647,500

			23,699,771

	Household Durables–1.01%
†	Mohawk Industries	80,000	2,854,400

			2,854,400

	Household Products–0.82%
	Church & Dwight	42,600	2,313,606

			2,313,606

	Insurance–1.66%
†	Arch Capital Group	80,000	4,686,400

			4,686,400

	Internet & Catalog Retail–1.75%
†	Blue Nile	115,000	4,943,850

			4,943,850

	Internet Software & Services–2.78%
†	Bankrate	45,000	1,135,800
†	Equinix	61,550	4,477,147
†	WebMD Health Class A	75,000	2,244,000

			7,856,947

	IT Services–0.90%
†	Gartner Group	167,435	2,555,058

			2,555,058

	Life Sciences Tools & Services–5.04%
†	Charles River Laboratories International	93,000	3,138,750
†	Covance	43,779	2,153,927
†	Mettler-Toledo International	70,493	5,438,535
	Techne	55,000	3,509,550

			14,240,762

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Machinery–0.89%
	American Railcar Industries	50,044	$413,363
	Kaydon	47,000	1,530,320
	Kennametal	30,000	575,400

			2,519,083

	Media–3.78%
	Interactive Data	53,936	1,248,079
†	Lamar Advertising Class A	150,000	2,290,500
†	Marvel Entertainment	62,000	2,206,580
†	Morningstar	120,000	4,947,600

			10,692,759

	Oil, Gas & Consumable Fuels–3.80%
†	Concho Resources	20,968	601,572
†	Encore Acquisition	204,100	6,296,485
	Southern Union	210,000	3,861,900

			10,759,957

	Professional Services–1.35%
†	CoStar Group	81,500	3,249,405
†	IHS Class A	11,300	563,531

			3,812,936

	Real Estate Investment Trusts–1.65%
†	Alexander’s	12,700	3,423,920
	Alexandria Real Estate Equities	35,000	1,252,650

			4,676,570

	Real Estate Management & Development–0.90%
†	CB Richard Ellis Group Class A	272,600	2,551,536

			2,551,536

	Road & Rail–2.64%
†	Genesee & Wyoming Class A	200,000	5,302,000
	Landstar System	60,000	2,154,600

			7,456,600

	Software–3.13%
†	ANSYS	130,000	4,050,800
†	Concur Technologies	70,000	2,175,600
	FactSet Research Systems	52,400	2,613,188

			8,839,588

	Specialty Retail–5.31%
†	CarMax	136,000	1,999,200
†	Dick’s Sporting Goods	244,600	4,207,120
†	J. Crew Group	155,352	4,197,611
	Penske Auto Group	240,000	3,993,600
	Tiffany	25,000	634,000

			15,031,531

	Textiles, Apparel & Luxury Goods–2.91%
	Polo Ralph Lauren	70,000	3,747,800
†	Under Armour Class A	200,102	4,478,283

			8,226,083

	Trading Company & Distributors–0.75%
	MSC Industrial Direct Class A	60,000	2,128,800

			2,128,800

	Wireless Telecommunication Services–0.04%
†	SBA Communications Class A	5,120	125,645

			125,645

	Total Common Stock (Cost $213,339,150)		268,162,724

	WARRANT–0.00%
†	Krispy Kreme Doughnuts	2,386	95

	Total Warrant (Cost $24)		95

	SHORT-TERM INVESTMENT–5.37%
	Money Market Mutual Fund–5.37%
	Dreyfus Treasury & Agency Cash Management Fund	15,184,340	15,184,340

	Total Short-Term Investment (Cost $15,184,340)		15,184,340

TOTAL VALUE OF SECURITIES–100.18% (Cost $228,523,514)	283,347,159

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(517,335)

NET ASSETS APPLICABLE TO 14,409,843 SHARES OUTSTANDING–100.00%	$282,829,824

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($39,566,251 / 2,006,660 Shares)	$19.717

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($243,263,573 / 12,403,183 Shares)	$19.613

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$282,722,168
Accumulated net realized loss on investments	(54,715,989)
Net unrealized appreciation of investments	54,823,645

Total net assets	$282,829,824

†	Non income producing security.

See accompanying notes

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$478,810
Interest	58
Foreign tax withheld	(3,624)

475,244

EXPENSES:
Management fees	1,212,829
Distribution expenses-Service Class	263,848
Accounting and administration expenses	57,589
Reports and statements to shareholders	31,300
Professional fees	12,381
Custodian fees	4,756
Trustees’ fees	4,131
Other	6,734

1,593,568
Less expenses waived/reimbursed	(68,378)

Total operating expenses	1,525,190

NET INVESTMENT LOSS	(1,049,946)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(9,663,260)
Net change in unrealized appreciation/depreciation of investments	42,701,137

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	33,037,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,987,931

See accompanying notes

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,049,946)	$(1,890,089)
Net realized loss on investments	(9,663,260)	(44,738,948)
Net change in unrealized appreciation/depreciation of investments	42,701,137	(94,187,367)

Net increase (decrease) in net assets resulting from operations	31,987,931	(140,816,404)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(987,783)
Service Class	—	(15,588,554)

	—	(16,576,337)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,678,843	21,157,401
Service Class	24,843,745	67,973,146
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	987,783
Service Class	—	15,588,554

	39,522,588	105,706,884

Cost of shares repurchased:
Standard Class	(7,994,731)	(1,605,867)
Service Class	(21,702,259)	(66,670,296)

	(29,696,990)	(68,276,163)

Increase in net assets derived from capital share transactions	9,825,598	37,430,721

NET INCREASE (DECREASE) IN NET ASSETS	41,813,529	(119,962,020)
NET ASSETS:
Beginning of period	241,016,295	360,978,315

End of period (there was no undistributed net investment income at either period end)	$282,829,824	$241,016,295

See accompanying notes

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities
	Fund Standard Class
	Six Months
	Ended	Year	6/5/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$17.386	$29.986	$31.455

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.056)	(0.095)	0.009
Net realized and unrealized gain (loss) on investments	2.387	(11.146)	(1.478)

Total from investment operations	2.331	(11.241)	(1.469)

Less dividends and distributions from:
Net realized gain on investments	—	(1.359)	—

Total dividends and distributions	—	(1.359)	—

Net asset value, end of period	$19.717	$17.386	$29.986

Total return[4]	13.41%	(38.98% )	(4.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,566	$28,648	$16,095
Ratio of expenses to average net assets	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets	(0.65% )	(0.38% )	0.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.71% )	(0.43% )	0.01%
Portfolio turnover	10%	23%	23% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07[2]	12/31/06[2]		12/31/05[2]		12/31/04[2]

Net asset value, beginning of period	$17.315	$29.944	$32.302	$27.961		$27.053		$21.531

Income (loss) from investment operations:
Net investment loss[3]	(0.077)	(0.156)	(0.124)	(0.240)		(0.294)		(0.196)
Net realized and unrealized gain (loss) on investments	2.375	(11.114)	1.314	4.581		1.202		5.718

Total from investment operations	2.298	(11.270)	1.190	4.341		0.908		5.522

Less dividends and distributions from:
Net realized gain on investments	—	(1.359)	(3.548)	—		—		—

Total dividends and distributions	—	(1.359)	(3.548)	—		—		—

Net asset value, end of period	$19.613	$17.315	$29.944	$32.302		$27.961		$27.053

Total return[4]	13.27%	(39.13% )	3.42%	15.53%		3.36%		25.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$243,264	$212,368	$344,883	$310,952		$292,424		$296,617
Ratio of expenses to average net assets	1.29%	1.29%	1.29%	1.32%		1.34%		1.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.35%	1.34%	1.32%	1.32%		1.34%		1.36%
Ratio of net investment loss to average net assets	(0.90% )	(0.63% )	(0.39% )	(0.77%	)	(1.01%	)	(0.96%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.96% )	(0.68% )	(0.42% )	(0.77%	)	(1.01%	)	(0.96%	)
Portfolio turnover	10%	23%	23%	12%		19%		30%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective June 5, 2007, the Fund received all of the assets and liabilities of the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust (the Baron Fund). The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008 and 2007.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies), and other insurance companies for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with under valued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,154 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO at an annual rate of 0.50% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $3,035 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $8,975 and $3,083, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$221,132
Fees payable to DSC	586
Distribution fees payable to LFD	50,173

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $25,158,467 and sales of $11,006,031 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $228,571,518. At June 30, 2009, net unrealized appreciation was $54,775,641, of which $69,222,960 related to unrealized appreciation of investments and $14,447,319 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$268,162,724
Short-Term	15,184,340
Other	95

Total	$283,347,159

There were no Level 3 securities at the beginning or end of the period.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Long-term capital gain	$16,576,337

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$282,722,168
Realized losses 1/1/09–6/30/09	(29,832,127)
Capital loss carryforwards as 12/31/08	(24,835,858)
Unrealized appreciation of investments	54,775,641

Net assets	$282,829,824

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Paid-in
Investment Loss	Capital

$1,049,946	$(1,049,946)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $24,835,858 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $29,832,127, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	792,870	1,141,845
Service Class	1,429,303	2,831,689
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	38,091
Service Class	—	603,039

	2,222,173	4,614,664

Shares repurchased:
Standard Class	(433,990)	(68,891)
Service Class	(1,290,845)	(2,687,714)

	(1,724,835)	(2,756,605)

Net increase	497,338	1,858,059

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares (continued)

7.	Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–11

LVIP Capital Growth Fund

LVIP Capital Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Capital Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Capital Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,100.60	0.78%	$4.06
Service Class Shares	1,000.00	1,099.20	1.03%	5.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.59%

Aerospace & Defense	6.43%
Auto Components	0.25%
Capital Markets	1.02%
Chemicals	0.30%
Commercial Banks	2.71%
Communications Equipment	7.31%
Computers & Peripherals	8.97%
Construction & Engineering	0.76%
Diversified Consumer Services	3.41%
Diversified Financial Services	2.42%
Electrical Equipment	2.37%
Energy Equipment & Services	6.25%
Food & Staples Retailing	0.19%
Health Care Equipment & Supplies	2.87%
Health Care Providers & Services	0.94%
Industrial Conglomerates	0.90%
Insurance	2.82%
Internet Software & Services	2.46%
IT Services	5.92%
Machinery	3.38%
Media	1.62%
Metals & Mining	1.92%
Multiline Retail	1.36%
Oil, Gas & Consumable Fuels	4.62%
Pharmaceuticals	2.59%
Semiconductors & Semiconductor Equipment	4.57%
Software	9.96%
Specialty Retail	5.97%
Textiles, Apparel & Luxury Goods	2.20%
Wireless Telecommunication Services	0.10%

Short-Term Investment	2.76%

Total Value of Securities	99.35%

Receivables and Other Assets Net of Liabilities	0.65%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Microsoft	3.59%
Hewlett-Packard	3.19%
Cisco Systems	2.85%
Apple	2.74%
Apollo Group Class A	2.64%
Schlumberger	2.57%
Oracle	2.55%
QUALCOMM	2.36%
NetApp	2.06%
Occidental Petroleum	1.91%

Total	26.46%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK–96.59%
	Aerospace & Defense–6.43%
	General Dynamics	37,340	$2,068,263
	Honeywell International	41,660	1,308,124
	Lockheed Martin	20,470	1,650,906
	Precision Castparts	36,670	2,678,009
	Raytheon	42,750	1,899,383

			9,604,685

	Auto Components–0.25%
	Johnson Controls	17,140	372,281

			372,281

	Capital Markets–1.02%
	Goldman Sachs Group	10,380	1,530,427

			1,530,427

	Chemicals–0.30%
	Mosaic	10,060	445,658

			445,658

	Commercial Banks–2.71%
	Itau Unibanco Holding ADR	60,660	960,248
	SunTrust Banks	68,490	1,126,661
	Wells Fargo	80,810	1,960,450

			4,047,359

	Communications Equipment–7.31%
†	Cisco Systems	228,190	4,253,462
†	Juniper Networks	68,900	1,626,040
	QUALCOMM	78,110	3,530,572
†	Research in Motion	21,360	1,517,628

			10,927,702

	Computers & Peripherals–8.97%
†	Apple	28,770	4,097,711
	Hewlett-Packard	123,470	4,772,115
	International Business Machines	13,890	1,450,394
†	NetApp	155,840	3,073,165

			13,393,385

	Construction & Engineering–0.76%
	Fluor	22,210	1,139,151

			1,139,151

	Diversified Consumer Services–3.41%
†	Apollo Group Class A	55,370	3,937,914
†	ITT Educational Services	11,480	1,155,577

			5,093,491

	Diversified Financial Services–2.42%
	Bank of America	171,030	2,257,595
	Moody’s	51,730	1,363,086

			3,620,681

	Electrical Equipment–2.37%
	ABB ADR	89,910	1,418,780
	Emerson Electric	18,800	609,120
†	Vestas Wind Systems	21,051	1,508,371

			3,536,271

	Energy Equipment & Services–6.25%
	Halliburton	88,170	1,825,119
†	National Oilwell Varco	59,930	1,957,314
	Schlumberger	70,870	3,834,775
†	Transocean	23,254	1,727,540

			9,344,748

	Food & Staples Retailing–0.19%
	Supervalu	21,480	278,166

			278,166

	Health Care Equipment & Supplies–2.87%
	Covidien	40,800	1,527,552
†	St. Jude Medical;	67,200	2,761,920

			4,289,472

	Health Care Providers & Services–0.94%
	UnitedHealth Group	56,070	1,400,629

			1,400,629

	Industrial Conglomerates–0.90%
	Siemens ADR	19,340	1,338,135

			1,338,135

	Insurance–2.82%
	Aon	34,150	1,293,261
	Hartford Financial Services Group	71,620	850,129
	Marsh & McLennan	102,610	2,065,539

			4,208,929

	Internet Software & Services–2.46%
†	Google Class A	5,290	2,230,211
†	VeriSign	78,240	1,445,875

			3,676,086

	IT Services–5.92%
	Accenture Class A	80,800	2,703,568
	MasterCard Class A	11,490	1,922,392
	Visa Class A	33,500	2,085,710
	Western Union	129,760	2,128,064

			8,839,734

	Machinery–3.38%
	Caterpillar	21,100	697,144
	Cummins	31,030	1,092,566
	Deere & Co.	19,100	763,045
	Eaton	12,880	574,577
	Illinois Tool Works	51,580	1,925,997

			5,053,329

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK (continued)

	Media–1.62%
†	DIRECTV Group	37,230	$919,953
†	Viacom Class B	65,940	1,496,838

			2,416,791

	Metals & Mining–1.92%
	BHP Billiton ADR	26,340	1,441,588
	Newmont Mining	34,750	1,420,233

			2,861,821

	Multiline Retail–1.36%
	Target	51,490	2,032,310

			2,032,310

	Oil, Gas & Consumable Fuels–4.62%
	Consol Energy	28,200	957,672
	Hess	37,950	2,039,813
	Occidental Petroleum	43,300	2,849,573
	Petroleo Brasileiro ADR	25,590	1,048,678

			6,895,736

	Pharmaceuticals–2.59%
	Abbott Laboratories	24,210	1,138,838
	Teva Pharmaceutical Industries ADR	55,330	2,729,983

			3,868,821

	Semiconductors & Semiconductor Equipment–4.57%
	Altera	106,300	1,730,564
	Analog Devices	69,510	1,722,458
	Texas Instruments	125,610	2,675,493
	Xilinx	34,040	696,458

			6,824,973

	Software–9.96%
†	BMC Software	66,549	2,248,691
†	McAfee	47,440	2,001,494
	Microsoft	225,720	5,365,365
	Nintendo	5,270	1,456,868
	Oracle	177,770	3,807,833

			14,880,251

	Specialty Retail–5.97%
	Best Buy	64,410	2,157,091
	Lowe’s	69,550	1,349,966
	Staples	131,750	2,657,398
	TJX Companies	87,510	2,753,064

			8,917,519

	Textiles, Apparel & Luxury Goods–2.20%
	Coach	79,160	2,127,821
	NIKE Class B	22,480	1,164,014

			3,291,835

	Wireless Telecommunication Services–0.10%
†	MetroPCS Communications	11,707	155,820

			155,820

	Total Common Stock (Cost $146,628,961)		144,286,196

	SHORT-TERM INVESTMENT–2.76%
	Money Market Mutual Fund–2.76%
	Dreyfus Treasury & Agency Cash Management Fund	4,123,227	4,123,227

	Total Short-Term Investment (Cost $4,123,227)		4,123,227

TOTAL VALUE OF SECURITIES–99.35% (Cost $150,752,188)	148,409,423

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	968,044

NET ASSETS APPLICABLE TO 8,474,644 SHARES OUTSTANDING-100.00%	$149,377,467

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($126,368,235 / 7,167,940 Shares)	$17.630

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($23,009,232 / 1,306,704 Shares)	$17.609

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$235,141,577
Undistributed net investment income	520,763
Accumulated net realized loss on investments	(83,943,214)
Net unrealized depreciation of investments and foreign currencies	(2,341,659)

Total net assets	$149,377,467

†	Non income producing security.
ADR-American Depositary Receipts

See accompanying notes

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,146,549
Interest	2,939
Foreign tax withheld	(31,618)

1,117,870

EXPENSES:
Management fees	545,725
Accounting and administration expenses	35,229
Reports and statements to shareholders	20,146
Distribution expenses-Service Class	17,689
Professional fees	11,440
Custodian fees	4,179
Trustees’ fees	2,519
Other	4,920

641,847
Less expenses waived/reimbursed	(43,693)

Total operating expenses	598,154

NET INVESTMENT INCOME	519,716

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(34,101,815)
Foreign currencies	1,047

Net realized loss	(34,100,768)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	48,309,992

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	14,209,224

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,728,940

See accompanying notes

LVIP Capital Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$519,716	$671,838
Net realized loss on investments and foreign currencies	(34,100,768)	(35,539,088)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	48,309,992	(82,331,685)

Net increase (decrease) in net assets resulting from operations	14,728,940	(117,198,935)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(440,240)

	—	(440,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,802,683	36,616,252
Service Class	13,820,157	9,546,644
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	440,240

	20,622,840	46,603,136

Cost of shares repurchased:
Standard Class	(38,840,781)	(38,529,105)
Service Class	(905,959)	(1,260,639)

	(39,746,740)	(39,789,744)

Increase (decrease) in net assets derived from capital share transactions	(19,123,900)	6,813,392

NET DECREASE IN NET ASSETS	(4,394,960)	(110,825,783)
NET ASSETS:
Beginning of period	153,772,427	264,598,210

End of period (including undistributed net investment income of $520,763 and $217,063, respectively)	$149,377,467	$153,772,427

See accompanying notes

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)[2]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04[3]

Net asset value, beginning of period	$16.019	$27.511	$23.586	$22.507	$21.513	$19.652

Income (loss) from investment operations:
Net investment income[4]	0.058	0.068	0.045	0.029	—	0.030
Net realized and unrealized gain (loss) on investments and foreign currencies	1.553	(11.511)	3.906	1.051	1.021	1.831

Total from investment operations	1.611	(11.443)	3.951	1.080	1.021	1.861

Less dividends and distributions from:
Net investment income	—	(0.049)	(0.026)	(0.001)	(0.027)	—

Total dividends and distributions	—	(0.049)	(0.026)	(0.001)	(0.027)	—

Net asset value, end of period	$17.630	$16.019	$27.511	$23.586	$22.507	$21.513

Total return[5]	10.06%	(41.59)%	16.76%	4.80%	4.77%	9.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,368	$145,464	$262,609	$165,411	$174,988	$189,265
Ratio of expenses to average net assets	0.78%	0.78%	0.78%	0.80%	0.80%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.84%	0.81%	0.80%	0.80%	0.80%	0.83%
Ratio of net investment income to average net assets	0.72%	0.31%	0.18%	0.13%	0.00%[6]	0.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.66%	0.28%	0.16%	0.13%	0.00%[6]	0.13%
Portfolio turnover	96%	106%	104%	89%	77%	163%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2004, Wellington Management Company LLP replaced Janus Capital Management as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	The ratio calculates to less than 0.005%.

See accompanying notes

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Service Class
	Six Months
	Ended		4/30/07[2]
	6/30/09	Year Ended	to
	(Unaudited)[1]	12/31/08	12/31/07

Net asset value, beginning of period	$16.020	$27.494	$24.406

Income (loss) from investment operations:
Net investment income (loss)[3]	0.038	0.018	(0.027)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.551	(11.492)	3.115

Total from investment operations	1.589	(11.474)	3.088

Net asset value, end of period	$17.609	$16.020	$27.494

Total return[4]	9.92%	(41.73% )	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,009	$8,308	$1,989
Ratio of expenses to average net assets	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.09%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	0.47%	0.06%	(0.15% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.41%	0.03%	(0.18% )
Portfolio turnover	96%	106%	104%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,595 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.78% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.45% of the first $100 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $1,860 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $5,721 and $1,606, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$85,153
Fees payable to DSC	309
Distribution fees payable to LFD	4,337

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $69,291,552 and sales of $90,475,137 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $157,893,268. At June 30, 2009, net unrealized depreciation was $9,483,845, of which $8,374,728 related to unrealized appreciation of investments and $17,858,573, related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$144,286,196
Short-Term	4,123,227

Total	$148,409,423

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$440,240

In addition, the Fund declared an ordinary income consent dividend of $217,063 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$235,141,577
Undistributed ordinary income	520,763
Realized losses 1/1/09–6/30/09	(43,413,154)
Capital loss carryforwards as of 12/31/08	(33,388,980)
Unrealized depreciation of investments and foreign currencies	(9,482,739)

Net assets	$149,377,467

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(216,016)	$(1,047)	$217,063

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $14,024,321 expires in 2011 and $19,364,659 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $43,413,154, which may increase the capital loss carryforwards.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	438,248	1,599,683
Service Class	847,116	505,720
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	28,339

	1,285,364	2,133,742

Shares repurchased:
Standard Class	(2,351,025)	(2,093,029)
Service Class	(59,018)	(59,457)

	(2,410,043)	(2,152,486)

Net decrease	(1,124,679)	(18,744)

7.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–11

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers
Global Real Estate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Cohen & Steers Global Real Estate Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Cohen & Steers Global Real Estate Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,044.20	0.86%	$4.36
Service Class Shares	1,000.00	1,042.80	1.11%	5.62

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.53	0.86%	$4.31
Service Class Shares	1,000.00	1,019.29	1.11%	5.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Cohen & Steers Global Real Estate Fund–1

LVIP Cohen & Steers Global Real Estate Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Percentage
Country	of Net Assets

Common Stock	98.67%

Australia	10.01%
Bermuda	0.35%
Brazil	0.53%
Canada	3.88%
China	1.41%
Finland	0.26%
France	4.67%
Hong Kong	21.66%
Italy	0.24%
Japan	10.22%
Netherlands	1.46%
Singapore	3.64%
Sweden	0.25%
United Kingdom	5.79%
United States	34.30%

Closed End Fund	0.58%

Short-Term Investment	1.16%

Total Value of Securities	100.41%

Liabilities Net of Receivables and Other Assets	(0.41%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Diversified REITs	13.80%
Health Care Facilities	0.65%
Hotel, Resorts & Cruise Lines	0.97%
Industrial REITs	3.53%
Office REITs	8.93%
Real Estate Management & Development	42.26%
Residential REITs	4.41%
Retail REITs	17.58%
Specialized REITs	7.12%

Total	99.25%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Sun Hung Kai Properties	5.79%
Simon Property Group	5.23%
Westfield Group	4.57%
Mitsubishi Estate	3.65%
Unibal-Rodamco	3.11%
Mitsui Fudosan	3.08%
Public Storage	2.75%
Vornado Realty Trust	2.68%
China Overseas Land & Investment	2.55%
New World Development	2.31%

Total	35.72%

Abbreviations:
REITs–Real Estate Investment Trusts

LVIP Cohen & Steers Global Real Estate Fund–2

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.67%Δ
	Australia–10.01%
	Commonwealth Property Office Fund	1,135,600	$758,987
	Dexus Property Group	3,247,577	1,961,333
	Goodman Group	1,326,087	395,098
	GPT Group	3,698,041	1,459,145
=@†	ING Office Fund	282,673	104,706
	ING Office Fund	687,342	254,602
	Macquarie Office Trust	2,426,552	410,336
	Mirvac Group	1,062,235	923,794
	Stockland	781,409	2,019,827
	Westfield Group	759,398	6,958,928

			15,246,756

	Bermuda–0.35%
	Orient Express Hotels Class A	62,676	532,119

			532,119

	Brazil–0.53%
†	BR Malls Participacoes	5,900	44,760
	MRV Engenharia e Participacoes	31,138	422,221
	PDG Realty Empreendimentos e Participacoes	32,200	340,617

			807,598

	Canada–3.88%
	Boardwalk Real Estate Investment Trust	27,213	765,113
	Brookfield Properties	240,644	1,917,933
	Canadian Real Estate Investment Trust	102,882	2,176,087
	Primaris Retail Real Estate Investment Trust	102,850	1,047,026

			5,906,159

■	China–1.41%
	Agile Property Holdings	381,200	547,951
	Country Garden Holdings	1,741,000	810,980
	Shui On Land	1,147,700	786,370

			2,145,301

	Finland–0.26%
	Sponda	139,774	397,947

			397,947

	France–4.67%
	Gecina	9,295	574,898
	Icade	13,735	1,127,579
	Mercialys	22,041	680,075
	Unibail-Rodamco	31,779	4,731,557

			7,114,109

■	Hong Kong–21.66%
	China Overseas Land & Investment	1,669,160	3,876,810
	China Resources Land	720,000	1,596,098
	Hang Lung Properties	605,700	2,004,697
	Henderson Land Development	411,038	2,357,532
	Hongkong Land Holdings	708,600	2,508,444
	Hysan Development	818,307	2,101,228
	Kerry Properties	310,500	1,362,211
	Link REIT	143,321	305,879
	New World Development	1,946,000	3,520,422
	Shagri-La Asia	636,000	943,754
	Shimao Property Holdings	1,154,500	2,243,483
	Sino Land	415,000	687,570
	Sun Hung Kai Properties	705,443	8,811,325
	Wharf Holdings	163,000	690,919

			33,010,372

	Italy–0.24%
	Beni Stabili	477,516	374,036

			374,036

	Japan–10.22%
	Aeon Mall	54,100	1,032,241
	Japan Prime Realty Investment	209	453,452
	Kenedix Realty Investment	97	336,323
	Mitsubishi Estate	332,000	5,552,290
	Mitsui Fudosan	268,600	4,692,762
	Nippon Building Fund	38	325,838
	Nomura Real Estate Office Fund	66	420,679
	NTT Urban Development	837	812,410
	Tokyo Tatemono	206,000	1,152,642
	Tokyu Land	173,000	790,200

			15,568,837

	Netherlands–1.46%
	Corio	45,836	2,228,122

			2,228,122

	Singapore–3.64%
	Allgreen Properties	1,112,000	775,421
	CapitaCommerical Trust	1,186,000	671,444
	CapitaLand	934,000	2,392,392
	Keppel Land	892,900	1,362,406
	Suntec Real Estate Investment Trust	580,000	344,380

			5,546,043

	Sweden–0.25%
	Castellum	59,123	376,194

			376,194

	United Kingdom–5.79%
	British Land	524,857	3,297,747
	Derwent London	75,070	1,155,110
	Great Portland Estates	589,908	2,132,192
	Hammerson	305,865	1,543,219
	Land Securities Group	11,109	86,153
	Segro	1,523,235	613,827

			8,828,248

LVIP Cohen & Steers Global Real Estate Fund–3

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	United States–34.30%
	AMB Property	85,491	$1,608,086
	American Campus Communities	34,416	763,347
	Apartment Investment & Management Class A	124,904	1,105,400
	AvalonBay Communities	6,746	377,371
	BioMed Realty Trust	94,181	963,472
	Boston Properties	64,378	3,070,831
	Brandywine Realty Trust	108,502	808,340
	Brookdale Senior Living	102,244	995,857
	CBL & Associates Properties	263,040	1,417,786
†	DuPont Fabros Technology	105,216	991,135
	Equity Lifestyle Properties	18,663	693,890
	Equity Residential	120,348	2,675,336
	Federal Realty Investment Trust	7,218	371,871
	HCP	72,466	1,535,555
	Host Hotels & Resorts	340,238	2,854,597
	Kilroy Realty	57,570	1,182,488
	Liberty Property Trust	99,958	2,303,032
	Macerich	59,240	1,043,216
	Mack-Cali Realty	19,463	443,756
	Nationwide Health Properties	29,582	761,441
	Plum Creek Timber	24,559	731,367
	ProLogis	307,854	2,481,303
	PS Business Parks	26,226	1,270,387
	Public Storage	63,969	4,188,690
	Regency Centers	31,593	1,102,912
	Simon Property Group	156,401	8,043,703
	SL Green Realty	83,679	1,919,596
	Ventas	25,972	775,524
	Vornado Realty Trust	91,424	4,116,823
	Weingarten Realty Investors	115,201	1,671,567

			52,268,679

	Total Common Stock (Cost $128,508,841)		150,350,520

	CLOSED END FUND–0.58%
	ProLogis European Properties	235,053	890,087

	Total Closed End Fund (Cost $825,557)		890,087

	SHORT-TERM INVESTMENT–1.16%
	Money Market Mutual Fund–1.16%
	Dreyfus Treasury & Agency Cash Management Fund	1,765,200	1,765,200

	Total Short-Term Investment (Cost $1,765,200)		1,765,200

TOTAL VALUE OF SECURITIES–100.41% (Cost $131,099,598)	153,005,807

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(630,211)

NET ASSETS APPLICABLE TO 31,783,711 SHARES OUTSTANDING–100.00%	$152,375,596

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS ($102,548,023 / 21,391,509 Shares)	$4.794

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS ($49,827,573 / 10,392,202 Shares)	$4.795

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$262,990,581
Undistributed net investment income	365,301
Accumulated net realized loss on investments	(132,883,690)
Net unrealized appreciation of investments and foreign currencies	21,903,404

Total net assets	$152,375,596

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $104,706 which represented 0.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $104,706, which represented 0.07% of the Fund’s Net assets. See Note 1 in “Notes to financial statements”.

Summary of Abbreviations:
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
JPY–Japanese Yen

LVIP Cohen & Steers Global Real Estate Fund–4

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

REIT–Real Estate Investment Trust
SGD–Singapore Dollar
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

AUD 306,942	USD (248,470)	7/1/09	$(1,325)
AUD 195,352	USD (159,290)	7/2/09	(2,009)
AUD 127,203	USD (101,266)	7/6/09	1,114
BRL 92,070	USD (47,720)	7/1/09	(715)
CAD (6,190)	USD 5,337	7/2/09	15
CAD (20,010)	USD 17,195	7/3/09	(10)
EUR 154,505	USD (217,837)	7/1/09	(1,143)
EUR 12,750	USD (18,040)	7/2/09	(158)
GBP (28,643)	USD 47,282	7/1/09	169
GBP (17,039)	USD 27,979	7/2/09	(46)
HKD (1,594,277)	USD 205,700	7/2/09	(20)
JPY 28,534,228	USD (299,666)	7/1/09	(3,449)
JPY 4,689,543	USD (48,957)	7/2/09	(273)
SGD (109,261)	USD 75,088	7/1/09	(347)
SGD (469,733)	USD 324,021	7/2/09	(283)

			$(8,480)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–5

LVIP Cohen & Steers Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,559,291
Interest	540
Foreign tax withheld	(191,329)

3,368,502

EXPENSES:
Management fees	606,000
Custodian fees	77,564
Distribution expenses-Service Class	50,765
Accounting and administration expenses	30,212
Professional fees	12,731
Reports and statements to shareholders	9,354
Trustees’ fees	3,070
Other	6,706

796,402
Less expenses waived/reimbursed	(194,315)

Total operating expenses	602,087

NET INVESTMENT INCOME	2,766,415

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(50,354,062)
Foreign currencies	(729,456)

Net realized loss	(51,083,518)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	55,801,436

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	4,717,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,484,333

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,766,415	$4,177,417
Net realized loss on investments and foreign currencies	(51,083,518)	(80,971,142)
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	55,801,436	(11,646,886)

Net increase (decrease) in net assets resulting from operations	7,484,333	(88,440,611)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,835,669)
Service Class	—	(604,990)

	—	(2,440,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,223,048	38,783,129
Service Class	11,900,393	48,417,468
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,844,930
Service Class	—	605,025

	23,123,441	89,650,552

Cost of shares repurchased:
Standard Class	(10,720,902)	(30,270,479)
Service Class	(7,041,808)	(14,429,332)

	(17,762,710)	(44,699,811)

Increase in net assets derived from capital share transactions	5,360,731	44,950,741

NET INCREASE (DECREASE) IN NET ASSETS	12,845,064	(45,930,529)
NET ASSETS:
Beginning of period	139,530,532	185,461,061

End of period (including undistributed net investment income of $365,301 and $1,592,670, respectively)	$152,375,596	$139,530,532

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–6

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Standard Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$4.591	$8.051	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.090	0.167	0.111
Net realized and unrealized gain (loss) on investments and foreign currencies	0.113	(3.534)	(2.013)

Total from investment operations	0.203	(3.367)	(1.902)

Less dividends and distributions from:
Net investment income	—	(0.093)	(0.047)

Total dividends and distributions	—	(0.093)	(0.047)

Net asset value, end of period	$4.794	$4.591	$8.051

Total return[4]	4.42%	(42.03)%	(19.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,548	$97,428	$151,254
Ratio of expenses to average net assets	0.86%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.17%	1.13%	1.10%
Ratio of net investment income to average net assets	4.42%	2.48%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	4.11%	2.20%	1.64%
Portfolio turnover	236%	125%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–7

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09	Ended	to
	(Unaudited)[1]	12/31/08	12/31/07

Net asset value, beginning of period	$4.598	$8.049	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.084	0.151	0.097
Net realized and unrealized gain (loss) on investments and foreign currencies	0.113	(3.528)	(2.013)

Total from investment operations	0.197	(3.377)	(1.916)

Less dividends and distributions from:
Net investment income	—	(0.074)	(0.035)

Total dividends and distributions	—	(0.074)	(0.035)

Net asset value, end of period	$4.795	$4.598	$8.049

Total return[4]	4.28%	(42.17% )	(19.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,828	$42,103	$34,207
Ratio of expenses to average net assets	1.11%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.42%	1.38%	1.35%
Ratio of net investment income to average net assets	4.17%	2.23%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.86%	1.95%	1.39%
Portfolio turnover	236%	125%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–8

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is total return through a combination of current income and long-term capital appreciation. The objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP Cohen & Steers Global Real Estate Fund–9

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.95% of the average daily net assets of the Fund.

Through April 30, 2009, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.85% of average daily net assets of the Fund. Effective May 1, 2009, this operating expense cap has been eliminated. LIAC has also contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2010, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Cohen & Steers Capital Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.55% of the first $150 million of the Fund’s average daily net assets; 0.45% on the next $100 million; and 0.35% of the excess of the Fund’s average daily net assets over $250 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $1,596 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $4,751 and $1,519, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$93,058
Fees payable to DSC	318
Distribution fees payable to LFD	10,343

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $159,886,411 and sales of $147,612,418 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $173,816,212. At June 30, 2009, net unrealized depreciation was $20,810,405, of which $10,669,088 related to unrealized appreciation of investments and $31,479,493 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Cohen & Steers Global Real Estate Fund–10

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stock	$151,135,901	$—	$104,706	$151,240,607
Short-Term	1,765,200	—	—	1,765,200

Total	$152,901,101	$—	$104,706	$153,005,807

Derivatives	$—	$(8,480)	$—	$(8,480)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock

Balance as of 12/31/08	$—
Net purchases, sales, and settlements	102,481
Net change in unrealized appreciation/depreciation	2,225
Net transfers in and/or out of Level 3	—

Balance as of 6/30/09	$104,706

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$2,225

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$2,440,659

In addition, the Fund declared an ordinary income consent dividend of $3,264,328 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$262,990,581
Undistributed ordinary income	1,641,966
Realized losses 1/1/09–6/30/09	(49,539,261)
Capital loss carryforwards as of 12/31/08	(41,914,064)
Unrealized depreciation of investments and foreign currencies	(20,803,626)

Net assets	$152,375,596

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts and tax recognition of unrealized gain on investments in passive foreign investment companies (PFICs).

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(3,993,784)	$729,456	$3,264,328

LVIP Cohen & Steers Global Real Estate Fund–11

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $540,163 expires in 2015, and $41,373,901 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $49,539,261, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	2,737,363	6,536,447
Service Class	2,968,431	6,995,709
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	338,046
Service Class	—	105,158

	5,705,794	13,975,360

Shares repurchased:
Standard Class	(2,566,386)	(4,441,064)
Service Class	(1,733,098)	(2,194,031)

	(4,299,484)	(6,635,095)

Net increase	1,406,310	7,340,265

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day

LVIP Cohen & Steers Global Real Estate Fund–12

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Cohen & Steers Global Real Estate Fund–13

LVIP Columbia Value Opportunities Fund
(formerly LVIP Value Opportunities Fund)

LVIP Columbia Value
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Columbia Value Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Columbia Value Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$991.20	1.26%	$6.22
Service Class Shares	1,000.00	990.00	1.51%	7.45

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.55	1.26%	$6.31
Service Class Shares	1,000.00	1,017.31	1.51%	7.55

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Columbia Value Opportunities Fund–1

LVIP Columbia Value Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.32%

Aerospace & Defense	2.24%
Airlines	1.38%
Building Products	0.47%
Capital Markets	2.20%
Chemicals	2.25%
Commercial Banks	8.92%
Commercial Services & Supplies	4.71%
Communications Equipment	2.11%
Computers & Peripherals	0.54%
Construction & Engineering	1.39%
Construction Materials	0.64%
Containers & Packaging	1.05%
Diversified Consumer Services	1.07%
Diversified Telecommunication Services	0.80%
Electric Utilities	1.00%
Electrical Equipment	1.84%
Electronic Equipment, Instruments & Components	3.72%
Energy Equipment & Services	1.76%
Food & Staples Retailing	1.15%
Food Products	1.92%
Gas Utilities	2.06%
Health Care Equipment & Supplies	3.95%
Health Care Providers & Services	4.39%
Hotels, Restaurants & Leisure	1.66%
Household Durables	2.31%
Insurance	7.27%
Machinery	0.57%
Marine	0.74%
Media	0.93%
Metals & Mining	0.99%
Oil, Gas & Consumable Fuels	2.70%
Paper & Forest Products	1.30%
Personal Products	1.54%
Professional Services	1.55%
Real Estate Investment Trusts	6.84%
Road & Rail	0.51%
Semiconductors & Semiconductor Equipment	5.04%
Software	2.21%
Specialty Retail	3.78%
Textiles Apparel & Luxury Goods	1.07%
Thrift & Mortgage Finance	1.59%
Tobacco	0.54%
Trading Company & Distributors	1.62%

Exchange Traded Fund	0.66%

Short-Term Investment	3.92%

Total Value of Securities	100.90%

Liabilities Net of Receivables and Other Assets	(0.90%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Schweitzer-Mauduit International	1.30%
Centene	1.10%
Rockwood Holdings	1.08%
FEI	1.08%
Warnaco Group	1.07%
Stewart Enterprises Class A	1.07%
Mid-America Apartment Communities	1.07%
Rock-Tenn Class A	1.06%
New Jersey Resources	1.04%
LaSalle Hotel Properties	1.04%

Total	10.91%

LVIP Columbia Value Opportunities Fund–2

LVIP Columbia Value Opportunities Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.32%
	Aerospace & Defense–2.24%
†	BE Aerospace	11,800	$169,448
†	Esterline Technologies	5,900	159,713
	Triumph Group	3,100	124,000

			453,161

	Airlines–1.38%
†	AirTran Holdings	28,000	173,320
†	UAL	33,000	105,270

			278,590

	Building Products–0.47%
	Insteel Industries	11,500	94,760

			94,760

	Capital Markets–2.20%
†	KBW	4,900	140,924
†	Knight Capital Group Class A	8,300	141,515
†	Stifel Financial	3,400	163,506

			445,945

	Chemicals–2.25%
	Olin	11,000	130,790
†	OM Group	3,600	104,472
†	Rockwood Holdings	15,000	219,600

			454,862

	Commercial Banks–8.92%
	BancorpSouth	9,300	190,929
	Community Bank System	10,500	152,880
	East West Bancorp	12,200	79,178
	First Horizon National	15,237	182,841
	First Midwest Bancorp	10,000	73,100
	Fulton Financial	15,000	78,150
	Iberiabank	4,100	161,581
	Independent Bank	9,000	177,300
	Prosperity Bancshares	5,500	164,065
	Susquehanna Bancshares	9,300	45,477
	TCF Financial	13,500	180,495
†	Texas Capital Bancshares	13,000	201,110
	Umpqua Holdings	15,500	120,280

			1,807,386

	Commercial Services & Supplies–4.71%
	ABM Industries	10,800	195,156
	Bowne	17,500	113,925
	Brink’s	5,000	145,150
†	Cenveo	24,000	101,520
	Comfort Systems USA	13,000	133,250
†	Cornell Companies	10,200	165,342
	Deluxe	7,700	98,637

			952,980

	Communications Equipment–2.11%
†	3Com	22,000	103,620
†	Ciena	18,500	191,475
†	CommScope	5,000	131,300

			426,395

	Computers & Peripherals–0.54%
†	Brocade Communications Systems	14,000	109,480

			109,480

	Construction & Engineering–1.39%
†	EMCOR	9,500	191,140
†	Tutor Perini	5,200	90,272

			281,412

	Construction Materials–0.64%
	Eagle Materials	5,100	128,724

			128,724

	Containers & Packaging–1.05%
	Rock-Tenn Class A	5,600	213,696

			213,696

	Diversified Consumer Services–1.07%
	Stewart Enterprises Class A	45,000	216,900

			216,900

	Diversified Telecommunication Services–0.80%
†	Cincinnati Bell	57,000	161,880

			161,880

	Electric Utilities–1.00%
	Westar Energy	10,800	202,716

			202,716

	Electrical Equipment–1.84%
†	AZZ	5,500	189,255
†	C&D Technologies	27,000	54,000
†	JA Solar Holdings ADR	27,500	129,250

			372,505

	Electronic Equipment, Instruments & Components–3.72%
†	Anixter International	5,100	191,709
†	Brightpoint	20,000	125,400
	NAM TAI Electronics	14,000	59,640
†	Rofin-Sinar Technologies	7,000	140,070
†	Rogers	4,900	99,127
	Technitrol	21,339	138,063

			754,009

	Energy Equipment & Services–1.76%
†	Hornbeck Offshore Services	4,500	96,255
†	ION Geophysical	26,000	66,820
†	Oil States International	8,000	193,680

			356,755

LVIP Columbia Value Opportunities Fund–3

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Food & Staples Retailing–1.15%
†	Great Atlantic & Pacific Tea	20,747	$88,175
†	Winn Dixie Stores	11,627	145,802

			233,977

	Food Products–1.92%
†	American Italian Pasta Class A	6,100	177,754
	Corn Products International	4,500	120,555
	Sanderson Farms	2,000	90,000

			388,309

	Gas Utilities–2.06%
	Atmos Energy	8,200	205,328
	New Jersey Resources	5,700	211,128

			416,456

	Health Care Equipment & Supplies–3.95%
†	Conmed	9,000	139,680
	Cooper	4,000	98,920
†	Haemonetics	2,000	114,000
†	ICU Medical	2,900	119,335
	Invacare	11,500	202,975
	STERIS	4,800	125,184

			800,094

	Health Care Providers & Services–4.39%
†	Centene	11,200	223,776
†	Kindred Healthcare	12,000	148,440
†	Magellan Health Services	4,600	150,972
	Owens & Minor	4,300	188,426
†	PharMerica	9,000	176,670

			888,284

	Hotels, Restaurants & Leisure–1.66%
†	Bally Technologies	6,300	188,496
†	Papa John’s International	6,000	148,740

			337,236

	Household Durables–2.31%
†	Helen of Troy	11,700	196,443
	Ryland Group	5,900	99,120
	Tupperware Brands	6,600	171,732

			467,295

	Insurance–7.27%
†	Argo Group International Holdings	5,500	155,210
	Aspen Insurance Holdings	7,300	163,082
	Assured Guaranty	5,600	69,328
	Delphi Financial Group Class A	9,401	182,661
	First American	5,100	132,141
	Gallagher (Arthur J.)	9,000	192,060
	Max Capital Group	6,000	110,760
	National Financial Partners	18,248	133,575
	NYMAGIC	1,833	25,442
	Platinum Underwriters Holdings	6,800	194,413
	XL Capital Class A	10,000	114,600

			1,473,272

	Machinery–0.57%
†	AGCO	4,000	116,280

			116,280

	Marine–0.74%
	Diana Shipping	11,200	149,184

			149,184

	Media–0.93%
	World Wrestling Entertainment Class A	15,000	188,400

			188,400

	Metals & Mining–0.99%
	Schnitzer Steel Industries Class A	3,800	200,868

			200,868

	Oil, Gas & Consumable Fuels–2.70%
	General Maritime	12,982	128,392
	Nordic American Tanker Shipping	5,400	171,828
†	Stone Energy	14,750	109,445
†	Swift Energy	8,200	136,530

			546,195

	Paper & Forest Products–1.30%
	Schweitzer-Mauduit International	9,700	263,937

			263,937

	Personal Products–1.54%
	Inter Parfums	15,000	110,096
	Nu Skin Enterprises Class A	13,200	201,960

			312,056

	Professional Services–1.55%
†	Advisory Board	2,811	72,243
†	CBIZ	15,000	106,800
	Watson Wyatt Worldwide Class A	3,600	135,108

			314,151

	Real Estate Investment Trusts–6.84%
	Alexandria Real Estate Equities	5,200	186,108
	Capstead Mortgage	14,500	184,295
	LaSalle Hotel Properties	17,000	209,780
	LTC Properties	9,000	184,050
	Mid-America Apartment Communities	5,900	216,589
	Omega Healthcare Investors	13,500	209,520
	Tanger Factory Outlet Centers	6,000	194,580

			1,384,922

LVIP Columbia Value Opportunities Fund–4

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Road & Rail–0.51%
	Werner Enterprises	5,700	$103,284

			103,284

	Semiconductors & Semiconductor Equipment–5.04%
†	Fairchild Semiconductor International	23,000	160,770
†	FEI	9,581	219,405
	Intersil Class A	8,300	104,331
	IXYS	16,000	161,920
†	Skyworks Solutions	19,000	185,820
†	Verigy	15,500	188,635

			1,020,881

	Software–2.21%
†	Ariba	18,000	177,120
†	Lawson Software	28,000	156,240
†	Mentor Graphics	20,900	114,323

			447,683

	Specialty Retail–3.78%
†	Chico’s FAS	16,400	159,572
	Foot Locker	15,000	157,050
	Group 1 Automotive	8,000	208,160
†	Hibbett Sports	6,100	109,800
†	Pier 1 Imports	65,000	130,000

			764,582

	Textiles Apparel & Luxury Goods–1.07%
†	Warnaco Group	6,700	217,080

			217,080

	Thrift & Mortgage Finance–1.59%
	Brookline Bancorp	17,300	161,236
	First Niagara Financial Group	14,100	161,022

			322,258

	Tobacco–0.54%
	Universal	3,300	109,263

			109,263

	Trading Company & Distributors–1.62%
	GATX	7,000	180,040
	Houston Wire & Cable	12,500	148,875

			328,915

	Total Common Stock (Cost $22,148,746)		19,507,018

	EXCHANGE TRADED FUND–0.66%
	SPDR KBW Regional Banking	7,300	133,809

	Total Exchange Traded Fund (Cost $140,862)		133,809

	SHORT-TERM INVESTMENT–3.92%
	Money Market Mutual Fund–3.92%
	Dreyfus Treasury & Agency Cash Management Fund	793,965	793,965

	Total Short-Term Investment (Cost $793,965)		793,965

TOTAL VALUE OF SECURITIES–100.90% (Cost $23,083,573)	20,434,792

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.90%)	(182,729)

NET ASSETS APPLICABLE TO 2,996,292 SHARES OUTSTANDING–100.00%	$20,252,063

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND STANDARD CLASS ($14,720,517 / 2,177,393 Shares)	$6.761

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND SERVICE CLASS ($5,531,546 / 818,899 Shares)	$6.755

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$34,062,792
Undistributed net investment income	110,256
Accumulated net realized loss on investments	(11,272,204)
Net unrealized depreciation of investments	(2,648,781)

Total net assets	$20,252,063

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Columbia Value Opportunities Fund–5

LVIP Columbia Value Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$230,694
EXPENSES:
Management fees	109,096
Professional fees	9,689
Distribution expenses-Service Class	5,625
Accounting and administration expenses	4,936
Reports and statements to shareholders	3,832
Custodian fees	1,100
Trustees’ fees	371
Other	2,190

Total operating expenses	136,839

NET INVESTMENT INCOME	93,855

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6,433,293)
Net change in unrealized appreciation/depreciation of investments	5,714,806

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(718,487)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(624,632)

See accompanying notes

LVIP Columbia Value Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$93,855	$212,104
Net realized loss on investments	(6,433,293)	(4,351,575)
Net change in unrealized appreciation/depreciation of investments	5,714,806	(7,077,590)

Net decrease in net assets resulting from operations	(624,632)	(11,217,061)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(111,140)
Service Class	—	(7,743)
Net realized gain on investments:
Standard Class	—	(7,934,220)
Service Class	—	(1,053,194)

	—	(9,106,297)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,473,595	12,425,777
Service Class	3,308,372	6,393,204
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,045,360
Service Class	—	1,060,937

	4,781,967	27,925,278

Cost of shares repurchased:
Standard Class	(6,277,709)	(7,008,261)
Service Class	(2,149,826)	(1,699,663)

	(8,427,535)	(8,707,924)

Increase (decrease) in net assets derived from capital share transactions	(3,645,568)	19,217,354

NET DECREASE IN NET ASSETS	(4,270,200)	(1,106,004)
NET ASSETS:
Beginning of period	24,522,263	25,628,267

End of period (including undistributed net investment income of $110,256 and $162,033, respectively)	$20,252,063	$24,522,263

See accompanying notes

LVIP Columbia Value Opportunities Fund–6

LVIP Columbia Value Opportunities Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07[3]	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$6.821	$14.660	$14.491	$14.637	$15.344	$13.083

Income (loss) from investment operations:
Net investment income (loss)[4]	0.029	0.090	0.076	0.013	0.040	(0.030)
Net realized and unrealized gain (loss) on investments	(0.089)	(3.750)	0.184	1.501	0.613	2.574

Total from investment operations	(0.060)	(3.660)	0.260	1.514	0.653	2.544

Less dividends and distributions from:
Net investment income	—	(0.038)	(0.091)	—	—	—
Net realized gain on investments	—	(4.141)	—	(1.660)	(1.360)	(0.283)

Total dividends and distributions	—	(4.179)	(0.091)	(1.660)	(1.360)	(0.283)

Net asset value, end of period	$6.761	$6.821	$14.660	$14.491	$14.637	$15.344

Total return[5]	(0.88% )	(33.95% )	1.80%	10.28%	5.10%	19.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,720	$20,205	$24,565	$46,721	$51,276	$54,455
Ratio of expenses to average net assets	1.26%	1.25%	1.26%	1.34%	1.36%	1.40%
Ratio of net investment income (loss) to average net assets	0.96%	0.85%	0.50%	0.09%	0.25%	(0.24% )
Portfolio turnover	73%	59%	152%	54%	43%	45%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Columbia Value Opportunities Fund–7

LVIP Columbia Value Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Service Class
	Six Months
	Ended	Year	4/30/07[2,3]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$6.823	$14.657	$14.962

Income (loss) from investment operations:
Net investment income[4]	0.022	0.067	0.067
Net realized and unrealized loss on investments	(0.090)	(3.747)	(0.302)

Total from investment operations	(0.068)	(3.680)	(0.235)

Less dividends and distributions from:
Net investment income	—	(0.013)	(0.070)
Net realized gain on investments	—	(4.141)	—

Total dividends and distributions	—	(4.154)	(0.070)

Net asset value, end of period	$6.755	$6.823	$14.657

Total return[5]	(1.00% )	(34.13% )	(1.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,532	$4,317	$1,063
Ratio of expenses to average net assets	1.51%	1.50%	1.45%
Ratio of net investment income to average net assets	0.71%	0.60%	0.65%
Portfolio turnover	73%	59%	152% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Columbia Value Opportunities Fund–8

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Value Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation by investing in small-cap companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,827 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.34% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP Columbia Value Opportunities Fund–9

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Columbia Management Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.75% of the first $60 million of the Fund’s average daily net assets; 0.50% of the next $90 million; and 0.40% of the Fund’s average daily net assets in excess of $150 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $259 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $815 and $229, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$17,867
Fees payable to DSC	43
Distribution fees payable to LFD	1,125

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $7,490,167 and sales of $10,765,174 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $24,272,808. At June 30, 2009, net unrealized depreciation was $3,838,016, of which $1,238,859 related to unrealized appreciation of investments and $5,076,875 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$19,507,018
Investment Company	133,809
Short-Term	793,965

Total	$20,434,792

There were no Level 3 securities at the beginning or end of the period.

LVIP Columbia Value Opportunities Fund–10

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$2,447,140
Long-term capital gain	6,659,157

Total	$9,106,297

In addition, the Fund declared an ordinary income consent dividend of $148,408 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$34,062,792
Undistributed ordinary income	110,256
Realized losses 1/1/09–6/30/09	(7,210,355)
Capital loss carryforwards as of 12/31/08	(2,872,614)
Unrealized depreciation of investments	(3,838,016)

Net assets	$20,252,063

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends, return of capital from investment, and partnership income. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(145,632)	$(2,776)	$148,408

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $2,872,614 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $7,210,355, which may increase the capital losses carryforward.

LVIP Columbia Value Opportunities Fund–11

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	246,703	1,195,298
Service Class	544,308	661,597
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	805,213
Service Class	—	106,072

	791,011	2,768,180

Shares repurchased:
Standard Class	(1,031,664)	(713,824)
Service Class	(358,129)	(207,466)

	(1,389,793)	(921,290)

Net increase (decrease)	(598,782)	1,846,890

7.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Value Opportunities Fund–12

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Delaware Bond Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Operations	18
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	21

LVIP Delaware Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,087.60	0.41%	$2.12
Service Class Shares	1,000.00	1,085.60	0.76%	3.93

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
Service Class Shares	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Sector Allocation and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Collateralized Mortgage Obligations	3.74%

Agency Mortgage-Backed Securities	15.01%

Agency Obligation	0.50%

Commercial Mortgage-Backed Securities	6.79%

Convertible Bonds	0.49%

Corporate Bonds	41.86%

Aerospace & Defense	0.41%
Beverages	0.88%
Biotechnology	0.02%
Capital Markets	3.23%
Chemicals	0.78%
Commercial Banks	4.22%
Commercial Services & Supplies	1.43%
Communications Equipment	0.06%
Consumer Finance	1.21%
Containers & Packaging	0.15%
Diversified Financial Services	3.32%
Diversified Telecommunications Services	2.75%
Electric Utilities	1.72%
Energy Equipment & Services	0.51%
Food & Staples Retailing	1.75%
Food Products	0.34%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	2.40%
Hotels, Restaurants & Leisure	0.28%
Household Durables	0.22%
Independent Power Producers & Energy Traders	0.49%
Industrial Conglomerates	0.33%
Insurance	0.94%
IT Services	0.08%
Life Sciences Tools & Services	0.05%
Media	3.08%
Metals & Mining	1.79%
Multiline Retail	0.91%
Multi-Utilities	0.30%
Office Electronics	0.23%
Oil, Gas & Consumable Fuels	4.49%
Real Estate Investment Trusts	0.10%
Road & Rail	0.58%
Software	0.12%
Textiles, Apparel & Luxury Goods	0.14%
Wireless Telecommunication Services	1.91%

Foreign Agency	0.26%

Municipal Bonds	0.83%

Non-Agency Asset-Backed Securities	9.24%

Non-Agency Collateralized Mortgage Obligations	7.94%

Senior Secured Loans	0.47%

Sovereign Agency	0.15%

Sovereign Debt	1.57%

Supranational Banks	1.25%

U.S. Treasury Obligations	7.82%

Preferred Stock	0.24%

Warrant	0.00%

Certificate of Deposit	0.55%

Discounted Commercial Paper	7.46%

Short-Term Investment	0.02%

Total Value of Securities	106.19%

Liabilities Net of Receivables and Other Assets	(6.19%)

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*

AAA	43.71%
AA	11.07%
A	15.72%
BBB	23.14%
BB	3.90%
B	2.17%
CCC	0.10%
Not Rated	0.19%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.74%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2 9.50% 7/25/41	540,203	$588,284
	Fannie Mae REMICs
	Series 2002-83 GH
	5.00% 12/25/17	6,355,000	6,748,599
	Series 2003-38 MP
	5.50% 5/25/23	8,850,000	9,226,176
	Series 2003-122 AJ
	4.50% 2/25/28	932,271	951,270
	Series 2005-110 MB
	5.50% 9/25/35	2,285,725	2,385,145
	Fannie Mae Whole Loan
	Series 2004-W9 2A1
	6.50% 2/25/44	1,207,537	1,285,838
	Freddie Mac REMICs
	Series 2557 WE
	5.00% 1/15/18	4,000,000	4,256,060
	Series 2662 MA
	4.50% 10/15/31	1,709,436	1,744,617
	Series 2694 QG
	4.50% 1/15/29	3,885,000	4,006,187
	Series 2717 MH
	4.50% 12/15/18	1,875,000	1,964,600
	Series 2872 GC
	5.00% 11/15/29	3,005,000	3,151,847
	Series 2890 PC
	5.00% 7/15/30	3,780,000	3,965,457
	Series 3022 MB
	5.00% 12/15/28	5,770,000	6,006,680
	Series 3131 MC
	5.50% 4/15/33	2,580,000	2,698,452
	Series 3173 PE
	6.00% 4/15/35	7,180,000	7,518,201
	Series 3337 PB
	5.50% 7/15/30	3,000,000	3,107,862
	Series 3416 GK
	4.00% 7/15/22	3,043,147	3,107,034
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A
	6.50% 9/25/43	951,421	1,010,885
	•Series T-60 1A4C
	5.395% 3/25/44	2,001,521	2,152,573
	GNMA
	Series 2003-5 B 4.486% 10/16/25	2,686,482	2,767,823

	Total Agency Collateralized Mortgage Obligations (Cost $65,809,205)		68,643,590

	AGENCY MORTGAGE-BACKED SECURITIES–15.01%
	Fannie Mae
	6.50% 8/1/17	781,958	828,129
•	Fannie Mae ARM
	5.14% 11/1/35	2,583,459	2,682,672
	5.399% 4/1/36	2,722,579	2,842,579
	Fannie Mae Relocation 15 yr
	4.00% 9/1/20	3,376,953	3,332,789
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35	2,696,277	2,612,206
	5.00% 1/1/34	964,104	975,817
	5.00% 10/1/35	2,166,605	2,192,926
	5.00% 2/1/36	3,798,441	3,844,586
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	6,731,474	6,879,117
	5.50% 12/1/22	865,079	906,522
	5.50% 2/1/23	3,327,459	3,486,865
	6.00% 8/1/21	7,203,615	7,639,884
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39	3,546,458	3,544,007
	5.00% 12/1/36	5,081,668	5,191,837
	5.00% 12/1/37	2,211,796	2,255,600
	5.00% 1/1/38	3,619,663	3,691,349
	5.00% 2/1/38	1,737,476	1,771,788
	5.00% 11/1/38	3,627,283	3,698,916
	6.50% 6/1/36	3,698,475	3,945,305
	¥6.50% 9/1/36	9,736,571	10,386,373
	6.50% 10/1/36	2,962,318	3,160,018
	6.50% 3/1/37	2,820,921	3,009,184
	6.50% 7/1/37	10,135,271	10,810,140
	6.50% 8/1/37	5,461,323	5,824,096
	6.50% 11/1/37	8,087,592	10,757,668
	6.50% 12/1/37	10,801,092	11,518,563
	7.00% 12/1/37	2,327,548	2,528,145
	7.50% 4/1/32	27,042	29,408
	7.50% 11/1/34	37,707	41,046
	Fannie Mae S.F. 30 yr TBA
	4.50% 7/1/39	58,540,000	58,411,913
•	Freddie Mac ARM
	5.164% 4/1/34	203,193	209,207
	Freddie Mac Balloon 7 yr
	3.50% 10/1/10	196,420	197,638
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33	1,952,077	1,973,351
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	849,799	865,294
	4.50% 7/1/24	4,540,000	4,636,286
	5.00% 6/1/18	1,769,770	1,839,877
	5.00% 1/1/24	10,000,005	10,353,505
	5.50% 8/1/23	4,750,003	4,971,353
	Freddie Mac S.F. 30 yr TBA
	4.00% 7/1/39	28,465,000	27,588,818
	5.00% 7/1/39	40,730,000	41,417,318

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)

	GNMA I S.F. 30 yr
	7.00% 12/15/34	2,616,412	$2,837,576

	Total Agency Mortgage-Backed Securities (Cost $271,308,353)		275,689,671

	AGENCY OBLIGATION–0.50%
	Fannie Mae
	5.00% 2/13/17	8,425,000	9,207,270

	Total Agency Obligation (Cost $9,332,337)		9,207,270

	COMMERCIAL MORTGAGE-BACKED SECURITIES–6.79%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37	4,115,000	3,744,650
	Series 2007-1A D
	5.957% 4/15/37	780,000	682,500
•#	Asset Securitization
	Series 1996-MD6 B1 144A
	9.121% 11/13/29	100,000	113,702
	Bank of America Commercial Mortgage Securities
	•Series 2004-3 A5
	5.389% 6/10/39	4,065,000	3,667,458
	Series 2006-4 A4
	5.634% 7/10/46	5,307,000	4,187,684
	•Series 2007-3 A4
	5.658% 6/10/49	2,320,000	1,641,745
	•Series 2007-4 AM
	5.811% 2/10/51	3,100,000	1,547,216
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40	2,340,000	2,081,651
	•Series 2005-T20 A4A
	5.299% 10/12/42	600,000	516,117
	•Series 2006-PW12 A4
	5.903% 9/11/38	3,640,000	3,165,611
	•Series 2006-PW14 A4
	5.201% 12/11/38	3,900,000	3,240,017
	Series 2007-PW15 A4
	5.331% 2/11/44	5,630,000	4,556,383
	•Series 2007-PW16 A4
	5.909% 6/11/40	7,330,000	6,015,568
	•Series 2007-T28 A4
	5.742% 9/11/42	4,730,000	3,903,215
◆	Commercial Mortgage Pass Through Certificates
•	#Series 2001-J1A A2 144A
	6.457% 2/14/34	1,998,031	2,031,896
	Series 2005-C6 A5A
	5.116% 6/10/44	5,145,000	4,191,795
	Series 2006-C7 A2
	5.69% 6/10/46	2,145,000	2,019,186
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A
	6.515% 8/13/18	712,000	614,945
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39	1,170,000	1,055,090
#	Crown Castle Towers 144A
	Series 2005-1A C
	5.074% 6/15/35	1,685,000	1,668,150
	Series 2006-1A B
	5.362% 11/15/36	1,550,000	1,519,000
•	DLJ Commercial Mortgage
	Series 1999-CG3 A3
	7.73% 10/10/32	560,000	560,105
	First Union National Bank Commercial Mortgage
	Series 2000-C2 H
	6.75% 10/15/32	40,000	23,246
	General Electric Capital Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35	1,605,000	1,636,234
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A5 5.279% 8/10/38	1,200,000	1,105,736
	•Series 2004-GG2 A6 5.396% 8/10/38	4,225,000	3,766,708
	Series 2005-GG4 A4 4.761% 7/10/39	2,585,000	1,992,700
	Series 2005-GG4 A4A 4.751% 7/10/39	3,870,000	3,285,480
	•Series 2006-GG6 A4 5.553% 4/10/38	4,985,000	4,105,467
	@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56	4,090,000	777,100
	•Series 2007-GG10 A4 5.805% 8/10/45	5,175,000	3,910,594
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36	6,835,000	6,314,960
	Series 2005-GG5 A5
	5.224% 4/10/37	6,325,000	5,410,238
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37	3,230,000	3,199,998
	Series 2003-C1 A2
	4.985% 1/12/37	3,640,000	3,397,120
	•Series 2005-LDP5 A4
	5.344% 12/15/44	5,625,000	4,755,315
	Series 2006-LDP9 A2
	5.134% 5/15/47	3,170,000	2,623,477
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2002-C1 A4
	6.462% 3/15/31	3,305,000	3,431,758

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A
	5.695% 7/12/34	749,500	$222,526
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,087,750
	#Series 2004-RR FX 144A 1.30% 4/28/39	308,486	6,108
	Series 2006-HQ9 A4
	5.731% 7/12/44	2,500,000	2,051,558
	Series 2006-T23 A4
	5.984% 8/12/41	2,960,000	2,504,039
	Series 2007-IQ14 A4
	5.692% 4/15/49	2,560,000	1,866,042
	Series 2007-T27 A4
	5.803% 6/11/42	11,160,000	9,363,957
•#	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP1 E 144A
	7.591% 2/15/33	595,000	434,512
•	#STRIPs III
	Series 2003-1A AFIX 144A
	3.308% 3/24/18	261,159	258,548
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48	4,610,000	4,452,626

	Total Commercial Mortgage-Backed Securities (Cost $133,810,141)		124,707,481

	CONVERTIBLE BONDS–0.49%
‡	ION Media Networks
	11.00% exercise price $100.00, expiration date 7/31/13	18,443	9
	ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	5,700,000	4,588,500
#	Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	2,465,000	1,922,700
•	Wyeth 0.965% exercise price $59.75, expiration date 1/15/24	2,510,000	2,517,781

	Total Convertible Bonds (Cost $8,177,021)		9,028,990

	CORPORATE BONDS–41.86%
	Aerospace & Defense–0.41%
#	BAE Systems Holdings 144A
	4.95% 6/1/14	760,000	764,734
	6.375% 6/1/19	3,535,000	3,620,762
	L-3 Communications
	6.125% 7/15/13	3,335,000	3,159,913

			7,545,409

	Beverages–0.88%
#	Anheuser-Busch InBev Worldwide 144A
	6.875% 11/15/19	1,800,000	1,870,040
	7.75% 1/15/19	3,680,000	4,031,521
	8.20% 1/15/39	7,970,000	8,902,362
	Dr Pepper Snapple Group 6.12% 5/1/13	1,320,000	1,367,677

			16,171,600

	Biotechnology–0.02%
	Amgen 5.70% 2/1/19	340,000	359,367

			359,367

	Capital Markets–3.23%
	Credit Suisse New York
	5.50% 5/1/14	8,045,000	8,367,090
	Goldman Sachs Group
	5.25% 10/15/13	2,345,000	2,395,572
	5.95% 1/18/18	3,358,000	3,262,478
	6.15% 4/1/18	8,603,000	8,389,611
	6.75% 10/1/37	3,500,000	3,120,597
	7.50% 2/15/19	4,395,000	4,714,161
	Jefferies Group
	6.25% 1/15/36	525,000	363,120
	6.45% 6/8/27	4,787,000	3,529,455
	8.50% 7/15/19	1,640,000	1,629,538
	Lazard Group
	6.85% 6/15/17	3,593,000	3,305,628
	7.125% 5/15/15	674,000	619,950
	Morgan Stanley
	5.30% 3/1/13	7,228,000	7,327,031
	5.375% 10/15/15	4,655,000	4,567,193
	5.55% 4/27/17	610,000	568,713
	6.25% 8/28/17	7,330,000	7,103,518

			59,263,655

	Chemicals–0.78%
	Dow Chemical 8.55% 5/15/19	7,630,000	7,656,164
	Lubrizol 8.875% 2/1/19	5,800,000	6,749,390

			14,405,554

	Commercial Banks–4.22%
	Barclays Bank
	6.75% 5/22/19	8,080,000	8,027,787
	#144A 6.05% 12/4/17	2,050,000	1,780,499
	BB&T
	4.90% 6/30/17	1,875,000	1,669,431
	6.85% 4/30/19	10,415,000	10,850,565

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

	BB&T Capital Trust I
	5.85% 8/18/35	2,810,000	$2,113,519
@#	CoBank ACB 144A 7.875% 4/16/18	1,660,000	1,592,446
	PNC Bank 6.875% 4/1/18	5,695,000	5,639,081
	PNC Funding
	5.25% 11/15/15	4,590,000	4,370,134
	5.625% 2/1/17	1,848,000	1,715,253
@	Popular North America Capital Trust I 6.564% 9/15/34	2,640,000	1,411,043
•#	Rabobank Nederland 144A
	11.00% 12/29/49	7,195,000	8,024,720
#	Russian Agricultural Bank 144A 9.00% 6/11/14	1,341,000	1,361,115
	Silicon Valley Bank
	5.70% 6/1/12	2,150,000	2,028,172
	6.05% 6/1/17	3,055,000	2,367,100
	U.S. Bank North America
	4.80% 4/15/15	1,870,000	1,839,411
	4.95% 10/30/14	1,205,000	1,244,982
•	USB Capital IX
	6.189% 10/29/49	5,765,000	3,892,822
	VTB Capital
	6.875% 5/29/18	2,320,000	2,134,400
	#144A 6.875% 5/29/18	1,780,000	1,610,900
	Wachovia
	5.75% 6/15/17	1,530,000	1,511,810
•	Wells Fargo Capital XIII
	7.70% 12/29/49	12,005,000	9,971,772
	Zions Bancorporation
	5.50% 11/16/15	3,365,000	2,425,122

			77,582,084

	Commercial Services & Supplies–1.43%
	Allied Waste North America
	6.875% 6/1/17	560,000	555,235
	7.125% 5/15/16	3,830,000	3,854,332
	Browning-Ferris Industries
	7.40% 9/15/35	7,415,000	6,962,692
	Corrections Corporation of America
	7.75% 6/1/17	2,815,000	2,786,850
	International Lease Finance
	5.35% 3/1/12	2,342,000	1,829,107
	5.55% 9/5/12	2,945,000	2,289,549
	5.875% 5/1/13	2,236,000	1,695,000
	6.375% 3/25/13	420,000	319,788
	6.625% 11/15/13	4,470,000	3,443,634
	Waste Management
	7.375% 3/11/19	300,000	322,048
	WMX Technologies 7.10% 8/1/26	2,338,000	2,208,332

			26,266,567

	Communications Equipment–0.06%
	Alcatel–Lucent Technologies USA
	6.45% 3/15/29	1,900,000	1,087,750

			1,087,750

	Consumer Finance–1.21%
	Capital One Bank
	8.80% 7/15/19	6,015,000	6,155,252
	Capital One Financial
	7.375% 5/23/14	2,160,000	2,229,615
	Ford Motor Credit
	7.25% 10/25/11	3,020,000	2,613,423
	7.375% 10/28/09	2,750,000	2,726,636
	7.80% 6/1/12	770,000	662,932
	Korea Development Bank
	5.30% 1/17/13	2,610,000	2,580,418
	SLM 8.45% 6/15/18	6,055,000	5,187,609

			22,155,885

	Containers & Packaging–0.15%
	Graphic Packaging International
	9.50% 8/15/13	965,000	926,400
#	Owens Brockway Glass Container 144A
	7.375% 5/15/16	1,810,000	1,764,750

			2,691,150

	Diversified Financial Services–3.32%
	Bank of America
	5.125% 11/15/14	903,000	849,938
	5.30% 3/15/17	6,440,000	5,472,268
	5.75% 12/1/17	2,705,000	2,412,481
	6.00% 10/15/36	1,400,000	1,125,404
	6.10% 6/15/17	4,085,000	3,604,951
	Citigroup
	6.125% 5/15/18	4,100,000	3,591,985
	6.50% 8/19/13	6,551,000	6,369,138
	8.50% 5/22/19	2,330,000	2,374,100
	General Electric Capital
	5.875% 1/14/38	12,521,000	9,938,868
	6.875% 1/10/39	4,920,000	4,441,619

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)

•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	1,550,000	$596,750
	JPMorgan Chase
	6.00% 7/5/17	1,250,000	1,219,458
	6.00% 10/1/17	4,935,000	4,811,102
	6.30% 4/23/19	4,400,000	4,433,647
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	9,354,000	8,067,412
•#	USB Realty 144A
	6.091% 12/29/49	2,800,000	1,624,944

			60,934,065

	Diversified Telecommunications Services–2.75%
	AT&T
	6.55% 2/15/39	1,360,000	1,362,003
	Deutsche Telekom International Finance
	4.875% 7/8/14	3,995,000	4,025,318
	5.25% 7/22/13	3,178,000	3,267,181
	6.00% 7/8/19	2,745,000	2,774,599
	Frontier Communications
	7.125% 3/15/19	2,925,000	2,508,188
#	Qwest 144A
	8.375% 5/1/16	1,545,000	1,498,650
	Telecom Italia Capital
	4.00% 1/15/10	2,037,000	2,047,030
	4.95% 9/30/14	5,900,000	5,654,578
	5.25% 10/1/15	2,273,000	2,197,082
	6.20% 7/18/11	1,780,000	1,843,528
	7.175% 6/18/19	2,835,000	2,878,897
	7.721% 6/4/38	100,000	102,132
	Telefonica Emisiones
	4.949% 1/15/15	8,175,000	8,319,485
#	Telesat Canada 144A
	11.00% 11/1/15	2,060,000	2,121,800
	Verizon Communications
	5.50% 2/15/18	1,435,000	1,427,531
	6.10% 4/15/18	920,000	945,293
	6.35% 4/1/19	3,791,000	3,950,904
	8.75% 11/1/18	2,065,000	2,449,994
	Windstream
	8.125% 8/1/13	1,215,000	1,181,588

			50,555,781

	Electric Utilities–1.72%
	AES 8.00% 6/1/20	675,000	609,188
	Commonwealth Edison
	6.15% 9/15/17	2,348,000	2,443,258
	Illinois Power
	6.125% 11/15/17	5,168,000	5,029,115
	9.75% 11/15/18	2,730,000	3,148,064
	Indiana Michigan Power
	7.00% 3/15/19	3,665,000	3,946,032
	Ipalco Enterprises
	8.625% 11/14/11	840,000	848,400
	Jersey Central Power & Light
	7.35% 2/1/19	5,170,000	5,693,612
#	Kansas Gas & Electric 144A
	6.70% 6/15/19	1,335,000	1,404,558
	Pacificorp
	5.25% 6/15/35	2,695,000	2,570,909
	PECO Energy
	5.00% 10/1/14	405,000	425,246
	PPL Electric Utilities
	7.125% 11/30/13	2,913,000	3,272,665
	Texas Competitive Electrical Holdings 10.25% 11/1/15	3,250,000	2,039,375
	Union Electric 8.45% 3/15/39	110,000	129,219

			31,559,641

	Energy Equipment & Services–0.51%
#	Power Sector Assets & Liabilities Management 144A
	7.25% 5/27/19	950,000	961,875
	Weatherford International
	4.95% 10/15/13	1,000,000	992,902
	5.95% 6/15/12	1,598,000	1,669,597
	7.00% 3/15/38	3,160,000	3,051,773
	9.625% 3/1/19	590,000	695,215
	9.875% 3/1/39	1,605,000	1,968,852

			9,340,214

	Food & Staples Retailing–1.75%
	CVS Caremark
	4.875% 9/15/14	4,810,000	4,887,427
◆#	CVS Pass Through Trust 144A
	8.353% 7/10/31	6,220,000	6,251,099
	Delhaize America
	9.00% 4/15/31	5,156,000	6,275,604
	Delhaize Group
	5.875% 2/1/14	3,215,000	3,304,088
	6.50% 6/15/17	1,970,000	2,014,812
	Kroger
	6.80% 12/15/18	2,555,000	2,739,594
	7.50% 1/15/14	4,258,000	4,769,190
	Supervalu
	8.00% 5/1/16	945,000	921,375
	Wal-Mart Stores
	3.20% 5/15/14	915,000	908,507

			32,071,696

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Food & Staples Retailing (continued)
	Food Products–0.34%
	ConAgra Foods
	5.875% 4/15/14	5,545,000	$5,884,781
#	JBS USA Finance 144A
	11.625% 5/1/14	329,000	312,550

			6,197,331

	Health Care Equipment & Supplies–0.64%
	Beckman Coulter
	6.00% 6/1/15	2,850,000	2,989,550
	7.00% 6/1/19	1,500,000	1,588,193
	Hospira
	6.40% 5/15/15	5,050,000	5,322,397
	Inverness Medical Innovations
	9.00% 5/15/16	1,995,000	1,935,150

			11,835,290

	Health Care Providers & Services–2.40%
	Express Scripts
	6.25% 6/15/14	140,000	148,292
	7.25% 6/15/19	1,970,000	2,176,314
	HCA PIK
	9.625% 11/15/16	1,604,000	1,591,970
	McKesson
	6.50% 2/15/14	1,230,000	1,313,617
	7.50% 2/15/19	6,990,000	7,885,552
	Medco Health Solutions
	7.125% 3/15/18	4,605,000	4,857,285
	Quest Diagnostics
	5.45% 11/1/15	9,933,000	9,639,897
	6.40% 7/1/17	480,000	490,663
	Select Medical
	7.625% 2/1/15	920,000	752,100
	Tenet Healthcare
	7.375% 2/1/13	1,220,000	1,104,100
	UnitedHealth Group
	5.50% 11/15/12	4,063,000	4,207,757
	5.80% 3/15/36	6,041,000	4,901,075
	6.50% 6/15/37	639,000	555,674
	WellPoint
	5.00% 1/15/11	3,148,000	3,228,803
	5.95% 12/15/34	1,548,000	1,249,738

			44,102,837

	Hotels, Restaurants & Leisure–0.28%
#	MGM Mirage 144A
	10.375% 5/15/14	725,000	755,813
	13.00% 11/15/13	1,350,000	1,485,000
	Yum Brands
	6.875% 11/15/37	2,915,000	2,947,499

			5,188,312

	Household Durables–0.22%
	Jarden 7.50% 5/1/17	1,350,000	1,188,000
	Ryland Group
	5.375% 5/15/12	1,850,000	1,748,250
	8.40% 5/15/17	1,135,000	1,095,275

			4,031,525

	Independent Power Producers & Energy Traders–0.49%
#	Calpine Construction Finance 144A 8.00% 6/1/16	1,800,000	1,732,500
	Dynegy Holdings
	7.75% 6/1/19	840,000	658,350
◆	Mirant Mid Atlantic Pass Through Trust
	8.625% 6/30/12	3,668,136	3,649,796
	NRG Energy
	7.25% 2/1/14	1,110,000	1,079,475
	7.375% 2/1/16	610,000	578,738
	7.375% 1/15/17	1,405,000	1,327,725

			9,026,584

	Industrial Conglomerates–0.33%
	Tyco International Finance
	8.50% 1/15/19	5,463,000	6,067,333

			6,067,333

	Insurance–0.94%
	ACE INA Holdings 5.90% 6/15/19	3,795,000	3,811,019
	MetLife
	6.75% 6/1/16	1,075,000	1,095,908
	6.817% 8/15/18	1,379,000	1,391,138
•#	MetLife Capital Trust X 144A
	9.25% 4/8/38	9,280,000	8,278,196
#	Metropolitan Life Global Funding I 144A
	5.125% 4/10/13	2,680,000	2,728,079
‡◆#	Twin Reefs Pass Through Trust 144A
	0.00% 12/31/49	2,600,000	8,450

			17,312,790

	IT Services–0.08%
	SunGard Data Systems
	9.125% 8/15/13	1,528,000	1,451,600

			1,451,600

	Life Sciences Tools & Services–0.05%
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16	940,000	932,950

			932,950

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Life Sciences Tools & Services (continued)
	Media–3.08%
‡#	Charter Communications Operating 144A
	10.875% 9/15/14	1,430,000	$1,487,200
	Comcast
	•1.439% 7/14/09	1,767,000	1,767,502
	5.85% 11/15/15	2,745,000	2,848,467
	6.30% 11/15/17	624,000	661,497
	6.50% 1/15/15	2,745,000	2,914,959
#	COX Communications 144A
	6.25% 6/1/18	3,720,000	3,683,525
	8.375% 3/1/39	5,675,000	6,346,108
#	CSC Holdings 144A
	8.50% 4/15/14	731,000	728,259
	8.50% 6/15/15	1,833,000	1,810,088
	Echostar DBS
	7.125% 2/1/16	2,920,000	2,737,500
#	Interpublic Group 144A
	10.00% 7/15/17	900,000	911,250
	#Nielsen Finance 144A
	11.50% 5/1/16	425,000	415,438
	11.625% 2/1/14	1,925,000	1,920,188
	Time Warner Cable
	6.75% 7/1/18	2,220,000	2,316,173
	6.75% 6/15/39	1,820,000	1,776,975
	7.50% 4/1/14	7,611,000	8,392,657
	Videotron
	6.875% 1/15/14	900,000	837,000
#	Vivendi 144A
	6.625% 4/4/18	9,168,000	9,244,755
	WPP Finance
	8.00% 9/15/14	5,695,000	5,789,503

			56,589,044

	Metals & Mining–1.79%
	ArcelorMittal
	6.125% 6/1/18	8,448,000	7,404,156
	9.85% 6/1/19	3,000,000	3,242,826
	Freeport McMoRan Copper & Gold 8.375% 4/1/17	2,375,000	2,396,180
	Reliance Steel & Aluminum
	6.85% 11/15/36	4,207,000	2,416,236
@#	Severstal 144A
	9.75% 7/29/13	4,081,000	3,366,825
	Southern Copper
	7.50% 7/27/35	4,474,000	4,055,999
	Steel Dynamics
	6.75% 4/1/15	2,235,000	2,000,325
#	Teck Resources 144A
	10.25% 5/15/16	1,190,000	1,248,057
	10.75% 5/15/19	2,255,000	2,427,859
@	Vale Overseas
	6.875% 11/21/36	3,931,000	3,742,332
#	Vedanta Resources
	144A 8.75% 1/15/14	561,000	513,315

			32,814,110

	Multiline Retail–0.91%
	Macy’s Retail Holdings 6.65% 7/15/24	3,328,000	2,208,428
	Nordstrom
	6.75% 6/1/14	4,560,000	4,745,094
	7.00% 1/15/38	760,000	681,715
	Target
	5.125% 1/15/13	3,260,000	3,455,959
	6.50% 10/15/37	1,195,000	1,212,733
	7.00% 1/15/38	4,090,000	4,373,236

			16,677,165

	Multi-Utilities–0.30%
	Ameren
	8.875% 5/15/14	1,210,000	1,250,110
	Sempra Energy
	6.50% 6/1/16	4,040,000	4,222,976

			5,473,086

	Office Electronics–0.23%
	Xerox
	8.25% 5/15/14	4,040,000	4,205,224

			4,205,224

	Oil, Gas & Consumable Fuels–4.49%
	Anadarko Petroleum
	6.95% 6/15/19	2,000,000	2,021,990
	8.70% 3/15/19	3,520,000	3,949,796
	Chesapeake Energy
	7.25% 12/15/18	1,825,000	1,596,875
	9.50% 2/15/15	2,835,000	2,870,438
	El Paso
	7.00% 6/15/17	135,000	123,627
	7.25% 6/1/18	1,650,000	1,531,670
	8.25% 2/15/16	1,660,000	1,622,650
	Enbridge Energy Partners
	9.875% 3/1/19	5,375,000	6,241,434
	Energy Transfer Partners
	9.70% 3/15/19	3,655,000	4,202,917
	Enterprise Products Operating
	5.00% 3/1/15	2,085,000	1,923,185
	5.60% 10/15/14	1,570,000	1,615,379
	6.30% 9/15/17	3,895,000	3,920,524
	6.50% 1/31/19	1,895,000	1,929,303
#	Gaz Capital
	144A 9.25% 4/23/19	1,333,000	1,344,664

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

#	Gulfstream Natural Gas System 144A
	6.95% 6/1/16	2,000,000	$2,097,320
	Husky Energy
	5.90% 6/15/14	1,485,000	1,555,192
	Kinder Morgan Energy Partners
	6.85% 2/15/20	6,500,000	6,675,090
	9.00% 2/1/19	1,310,000	1,492,431
	Massey Energy
	6.875% 12/15/13	2,510,000	2,309,200
	Noble Energy
	8.25% 3/1/19	5,225,000	5,954,849
	Petrobras International Finance
	7.875% 3/15/19	1,864,000	2,041,080
#	PetroHawk Energy
	144A 10.50% 8/1/14	2,740,000	2,815,350
	Plains All American Pipeline
	6.50% 5/1/18	1,640,000	1,662,299
	6.65% 1/15/37	600,000	558,328
	8.75% 5/1/19	6,320,000	7,183,747
	Range Resources
	8.00% 5/15/19	2,080,000	2,056,600
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	2,720,000	2,671,084
	Talisman Energy
	7.75% 6/1/19	7,570,000	8,400,754

			82,367,776

	Real Estate Investment Trusts–0.10%
	Regency Centers
	5.875% 6/15/17	2,186,000	1,773,596

			1,773,596

	Road & Rail–0.58%
	CSX
	6.25% 3/15/18	2,520,000	2,545,775
	7.375% 2/1/19	3,193,000	3,473,745
	7.45% 4/1/38	3,305,000	3,589,678
	7.90% 5/1/17	1,025,000	1,135,074

			10,744,272

	Software–0.12%
	Oracle
	3.75% 7/8/14	2,200,000	2,200,000

			2,200,000

	Textiles, Apparel & Luxury Goods–0.14%
	VF 6.45% 11/1/37	2,625,000	2,498,856

			2,498,856

	Wireless Telecommunication Services–1.91%
	America Movil
	5.625% 11/15/17	1,070,000	1,051,174
	AT&T Wireless
	8.125% 5/1/12	7,320,000	8,200,559
	Rogers Wireless
	6.80% 8/15/18	4,614,000	4,954,781
	8.00% 12/15/12	2,240,000	2,318,400
	Sprint Capital
	8.375% 3/15/12	100,000	99,000
	Sprint Nextel
	6.00% 12/1/16	5,510,000	4,531,975
#	Verizon Wireless 144A
	5.55% 2/1/14	3,440,000	3,655,685
	Vodafone Group
	5.00% 12/16/13	168,000	174,407
	5.00% 9/15/15	1,350,000	1,357,325
	5.375% 1/30/15	8,638,000	8,821,558

			35,164,864

	Total Corporate Bonds (Cost $742,346,054)		768,644,963

	FOREIGN AGENCY–0.26%
	Germany–0.26%
	KFW
	4.875% 6/17/19	4,640,000	4,817,420

	Total Foreign Agency (Cost $4,626,219)		4,817,420

	MUNICIPAL BONDS–0.83%
	California State Various Purposes
	7.55% 4/1/39	7,810,000	7,161,535
	Mississippi Single Family Mortgage Taxable Revenue Series G Class
	3 6.93% 11/1/23 (GNMA)(FNMA)	26,706	27,377
	New Jersey Economic Development Authority Revenue Series A (Cigarette Tax) 5.75% 6/15/29	2,035,000	1,616,217
	New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (NATL-RE) (FGIC)	400,000	406,328
	North Texas Tollway Authority (First Tier System) Refunding Series A
	5.50% 1/1/18	860,000	902,235
	6.00% 1/1/20	2,150,000	2,305,123

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	MUNICIPAL BONDS (continued)

	Oregon State Taxable Pension
	5.892% 6/1/27	2,915,000	$2,814,520

	Total Municipal Bonds (Cost $16,505,451)		15,233,335

	NON-AGENCY ASSET-BACKED SECURITIES–9.24%
•	Bank of America Credit Card Trust
	Series 2006-A10 A10
	0.299% 2/15/12	18,315,000	18,297,180
	Series 2008-A5 A5
	1.519% 12/16/13	7,000,000	6,981,154
#	Cabela’s Master Credit Card Trust
	Series 2008-1A A1
	144A 4.31% 12/16/13	3,495,000	3,538,033
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A 5.02% 9/15/11	3,381,097	3,442,861
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20	3,000,000	3,087,794
	Series 2008-A3 A3
	5.05% 2/15/16	1,750,000	1,812,970
	Caterpillar Financial Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12	830,113	847,451
	Series 2008-A A3
	4.94% 4/25/14	4,230,000	4,231,114
@#	Cendant Timeshare Receivables Funding
	Series 2004-1A A1
	144A 3.67% 5/20/16	120,526	96,763
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13	3,050,000	3,152,386
	Series 2008-A9 A9
	4.26% 5/15/13	2,070,000	2,129,610
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39	8,330,000	8,289,110
	•Series 2007-A6 A6
	1.129% 7/12/12	56,000,000	55,429,264
	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36	4,700,000	2,385,245
	CNH Equipment Trust
	•Series 2007-A A4
	0.359% 9/17/12	1,766,871	1,713,774
	Series 2008-A A3
	4.12% 5/15/12	1,215,000	1,227,410
	Series 2008-A A4A
	4.93% 8/15/14	2,020,000	1,984,410
	Series 2008-B A3A
	4.78% 7/16/12	2,000,000	2,029,421
@#	Countrywide Asset-Backed NIM Certificates
	Series 2004-BC1 Note 144A 5.50% 4/25/35	855	0
	DaimlerChrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12	2,765,000	2,831,741
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20	5,360,000	5,369,962
	Series 2008-A4 A4
	5.65% 12/15/15	5,600,000	5,821,798
@#	Dunkin Securitization Series 2006-1 A2
	144A 5.779% 6/20/31	5,371,000	4,854,004
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.319% 7/15/17	4,700,000	4,467,938
#	Harley-Davidson Motorcycle Trust
	Series 2006-1 A2 144A
	5.04% 10/15/12	904,954	927,705
	Hyundai Auto Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12	837,211	855,357
	Series 2008-A A3
	4.93% 12/17/12	2,000,000	2,039,800
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12	2,405,000	2,439,981
•	MBNA Credit Card Master Note Trust
	Series 2005-A4 A4
	0.359% 11/15/12	1,925,000	1,907,398
	MBNA Master Credit Card Trust
	Series 1999-J 7.00% 2/15/12	1,630,000	1,649,923
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38	699,701	378,807
	Series 2004-1 A
	6.005% 8/15/37	414,502	308,472
	Series 2005-1 A
	5.745% 1/15/40	420,435	275,918
	#Series 2006-1 A 144A
	5.787% 10/15/40	1,513,941	1,004,919
	Renaissance Home Equity Loan Trust
	Series 2006-1 AF3
	5.608% 5/25/36	2,387,202	1,982,645
	Series 2006-2 AF3
	5.797% 8/25/36	1,780,000	1,281,648
	πSeries 2007-2 AF2
	5.675% 6/25/37	1,565,000	694,051

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	RSB Bondco
	Series 2007-A A2
	5.72% 4/1/18	2,835,000	$3,024,213
=#	Sail NIM
	Series 2003-10A A 144A
	7.50% 10/27/33	65,901	0
	Structured Asset Securities
	πSeries 2001-SB1 A2
	3.375% 8/25/31	1,285,405	1,021,246
	Series 2005-2XS 1A2A
	4.51% 2/25/35	3,896,028	3,670,400
	World Omni Auto Receivables Trust Series 2008-A A3A
	3.94% 10/15/12	2,250,000	2,277,532

	Total Non-Agency Asset-Backed Securities (Cost $174,927,523)		169,761,408

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–7.94%
•	ARM Trust Series 2005-10 3A11 5.409% 1/25/36	3,649,981	2,818,774
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1
	6.00% 12/25/33	1,646,028	1,522,319
	Series 2004-2 1A1
	6.00% 3/25/34	1,713,415	1,447,568
	Series 2004-10 1CB1
	6.00% 11/25/34	911,477	742,711
	Series 2004-11 1CB1
	6.00% 12/25/34	3,130,228	2,550,647
	Series 2005-9 5A1
	5.50% 10/25/20	2,192,137	1,987,309
	Bank of America Funding Securities
	Series 2005-8 1A1
	5.50% 1/25/36	1,566,621	1,382,053
	Bank of America Mortgage Securities
	•Series 2003-D 1A2
	3.718% 5/25/33	6,706	4,337
	•Series 2004-L 4A1
	5.156% 1/25/35	1,627,080	1,443,935
	Series 2005-9 2A1
	4.75% 10/25/20	3,799,491	3,627,327
@•	Bear Stearns Alternative A Trust
	Series 2006-R1 2E13
	4.903% 8/25/36	875,000	451,835
•	Bear Stearns ARM Trust
	Series 2007-3 1A1
	5.457% 5/25/47	4,041,053	2,352,418
	Chase Mortgage Finance
	Series 2003-S8 A2 5.00% 9/25/18	1,938,302	1,928,005
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21	3,102,937	2,719,918
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1
	6.00% 1/25/35	1,214,048	940,697
	Series 2004-J8 1A1
	7.00% 9/25/34	1,325,592	1,067,102
	Series 2005-57CB 4A3 5.50% 12/25/35	2,920,714	2,097,955
π	•Series 2005-63 3A1
	5.889% 11/25/35	3,403,583	1,906,467
	Series 2005-85CB 2A2
	5.50% 2/25/36	3,121,105	2,485,092
◆	Countrywide Home Loan Mortgage Pass Through Trust
@	•Series 2004-HYB4 M
	4.389% 9/20/34	984,692	564,401
	Series 2005-23 A1
	5.50% 11/25/35	5,774,971	4,459,361
	Series 2006-1 A2
	6.00% 3/25/36	2,602,813	2,042,802
	@Series 2006-1 A3
	6.00% 3/25/36	386,625	102,395
	•Series 2006-HYB1 3A1
	5.222% 3/20/36	2,272,658	1,178,783
π	•Series 2006-HYB3 3A1A
	6.044% 5/20/36	3,168,851	1,772,876
	•Series 2007-HYB2 3A1
	5.373% 2/25/47	8,037,242	4,107,196
	Credit Suisse First Boston Mortgage Securities
	Series 2004-1 3A1
	7.00% 2/25/34	194,188	181,566
	First Horizon Asset Securities
	Series 2003-5 1A17
	8.00% 7/25/33	430,087	438,017
	•Series 2004-AR5 4A1
	5.705% 10/25/34	1,342,212	1,032,529
	•Series 2007-AR2 1A1
	5.844% 8/25/37	771,015	453,893
	•Series 2007-AR3 2A2
	6.296% 11/25/37	6,346,015	3,845,553
•	GMAC Mortgage Loan Trust
	Series 2005-AR2 4A
	5.165% 5/25/35	3,309,086	2,383,473
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27	439,015	430,558

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	GSMPS Mortgage Loan Trust 144A (continued)
	•Series 1999-3 A
	8.00% 8/19/29	739,433	$743,021
	Series 2005-RP1 1A3
	8.00% 1/25/35	1,967,417	1,665,596
	Series 2005-RP1 1A4
	8.50% 1/25/35	1,676,835	1,464,283
	Series 2006-RP1 1A3
	8.00% 1/25/36	1,017,752	864,541
	Series 2006-RP1 1A4
	8.50% 1/25/36	720,413	584,258
	GSR Mortgage Loan Trust
	•Series 2005-AR6 3A1
	4.559% 9/25/35	12,304,452	10,086,231
	@Series 2006-1F 5A2
	6.00% 2/25/36	1,155,960	572,020
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1
	4.777% 2/25/35	3,415,707	3,047,254
	Series 2005-A4 1A1
	5.392% 7/25/35	1,911,321	1,570,134
	Series 2005-A6 1A2
	5.143% 9/25/35	4,865,000	3,256,030
	Series 2006-A2 3A3
	5.677% 4/25/36	3,729,000	1,709,597
	@Series 2007-A1 B1
	4.822% 7/25/35	440,670	49,796
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35	1,582,268	1,451,352
	Series 2006-1 1A3
	5.50% 2/25/36	1,093,252	936,187
	MASTR Alternative Loans Trust
	Series 2003-2 6A1
	6.00% 3/25/33	239,617	219,212
	Series 2003-6 3A1
	8.00% 9/25/33	227,378	221,261
	Series 2003-9 1A1
	5.50% 12/25/18	1,424,687	1,391,296
•	MASTR ARM Trust
	Series 2003-6 1A2
	5.71% 12/25/33	278,525	239,884
	Series 2005-6 7A1
	5.34% 6/25/35	1,243,586	765,371
	Series 2006-2 4A1
	4.986% 2/25/36	1,751,586	1,347,163
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34	1,691,792	1,807,574
	Series 2005-2 1A4
	8.00% 5/25/35	2,111,999	1,906,126
#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	1,224,969	796,230
•	Merrill Lynch Mortgage Investors Trust
	Series 2005-A2 A3
	4.482% 2/25/35	551,355	223,614
	Residential Asset Mortgage Products
	Series 2004-SL4 A3
	6.50% 7/25/32	833,449	762,476
•	Residential Funding Mortgage Securities I
	Series 2006-SA2 3A2
	5.857% 8/25/36	519,770	148,651
	Series 2006-SA3 3A1
	6.037% 9/25/36	2,870,761	1,862,870
•	Structured ARM Loan Trust
	Series 2004-18 5A
	5.50% 12/25/34	1,497,098	1,112,087
	Series 2006-5 5A4
	5.513% 6/25/36	735,652	174,654
•	Structured Asset Securities
	Series 2002-22H 1A
	6.93% 11/25/32	253,938	210,404
	Series 2005-6 B2
	5.332% 5/25/35	796,254	133,217
◆	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2005-9 3CB
	5.50% 10/25/20	2,450,528	1,829,472
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2
	5.00% 10/25/18	2,656,874	2,642,760
	Series 2004-CB3 4A
	6.00% 10/25/19	1,792,561	1,628,429
	•Series 2006-AR10 1A1 5.928% 9/25/36	3,769,739	2,425,573
	•Series 2006-AR14 1A4 5.602% 11/25/36	2,977,158	1,738,741
	•Series 2007-HY1 1A1 5.687% 2/25/37	6,365,924	3,552,894
	•Series 2007-HY3 4A1 5.33% 3/25/37	12,929,275	8,705,933
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-T A1 4.299% 9/25/34	561,605	498,271
	Series 2005-7 A2
	5.25% 9/25/35	2,274,365	1,551,543
	Series 2005-11 1A3
	5.50% 11/25/35	2,260,198	1,338,461

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Wells Fargo Mortgage-Backed Securities Trust (continued)

	Series 2005-18 1A1
	5.50% 1/25/36		2,732,629	$2,000,797
	•Series 2005-AR16 6A4
	5.002% 10/25/35		4,315,368	1,756,486
	Series 2006-4 2A3
	5.75% 4/25/36		1,566,744	461,945
	Series 2006-7 2A1
	6.00% 6/25/36		5,988,335	3,981,307
	•Series 2006-AR6 7A1
	5.114% 3/25/36		6,798,938	5,133,009
	•Series 2006-AR10 5A1
	5.593% 7/25/36		2,912,111	1,850,939
	•Series 2006-AR11 A7
	5.508% 8/25/36		3,193,617	911,417
	•Series 2006-AR12 2A2
	6.099% 9/25/36		1,374,905	343,276
	•Series 2006-AR19 A1
	5.627% 12/25/36		2,815,303	1,898,984
	Series 2007-8 2A6
	6.00% 7/25/37		1,132,066	726,790
	Series 2007-13 A7
	6.00% 9/25/37		3,639,691	3,074,971

	Total Non-Agency Collateralized Mortgage Obligations (Cost $205,199,247)			145,844,260

	«SENIOR SECURED LOANS–0.47%
	Ford Motor Term Tranche Loan B
	3.593% 12/15/13		2,705,854	1,973,582
	Texas Competitive Electric Holdings Term Loan B2
	3.821% 10/10/14		4,546,751	3,261,680
	Wrigley Term Tranche Loan B
	6.50% 7/17/14		3,412,500	3,431,696

	Total Senior Secured Loans (Cost $8,348,111)			8,666,958

	SOVEREIGN AGENCY–0.15%
	Brazil–0.15%
#	Banco Nacional de Desenvolvimento Economico e Social
	144A 6.50% 6/10/19		2,800,000	2,819,600

	Total Sovereign Agency (Cost $2,790,648)			2,819,600

	SOVEREIGN DEBT–1.57%
	Brazil–0.54%
	Republic of Brazil
	5.875% 1/15/19		3,892,000	3,946,488
	12.50% 1/5/16	BRL	10,573,000	6,018,581

				9,965,069

	Colombia–0.09%
	Republic of Colombia
	7.375% 3/18/19		1,533,000	1,644,143

				1,644,143

	Indonesia–0.33%
	Indonesia Government 10.75% 5/15/16	IDR	41,055,000,000	4,130,613
#	Republic of Indonesia 144A
	10.375% 5/4/14		1,150,000	1,316,750
	11.625% 3/4/19		490,000	622,913

				6,070,276

	Mexico–0.56%
	Mexican Government
	10.00% 11/20/36	MXN	74,964,000	6,297,123
	United Mexican States
	5.95% 3/19/19		3,970,000	4,029,550

				10,326,673

	Russia–0.05%
	Russia Government Eurobond
	7.50% 3/31/30		875,520	870,705

				870,705

	Total Sovereign Debt (Cost $27,099,223)			28,876,866

	SUPRANATIONAL BANKS–1.25%
	European Investment Bank
	3.125% 6/4/14		2,345,000	2,352,605
	6.00% 8/14/13	AUD	2,300,000	1,864,091
	6.125% 1/23/17	AUD	2,138,000	1,687,082
	11.25% 2/14/13	BRL	15,435,000	8,134,550
	Inter-American Development Bank
	5.75% 6/15/11	AUD	4,150,000	3,414,585
	International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	7,920,000	5,480,957

	Total Supranational Banks (Cost $24,568,701)			22,933,870

	U.S. TREASURY OBLIGATIONS–7.82%
≠	U.S. Treasury Bill
	0.12% 7/9/09		60,875,000	60,873,966
	0.125% 7/30/09		39,430,000	39,425,347

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	U.S. TREASURY OBLIGATIONS (continued)

	U.S. Treasury Notes
	1.125% 6/30/11	18,300,000	$18,307,192
	2.625% 6/30/14	4,630,000	4,645,941
	3.125% 5/15/19	21,060,000	20,375,613

	Total U.S. Treasury Obligations (Cost $143,295,154)		143,628,059

		Number of
		Shares

•	PREFERRED STOCK–0.24%
	PNC Financial Services Group 8.25%	5,200,000	4,366,544

	Total Preferred Stock (Cost $4,784,138)		4,366,544

	WARRANT–0.00%
†#	Solutia 144A, exercise price $7.59, expiration date 7/15/09	4,350	0

	Total Warrant (Cost $370,046)		0

		Principal
		Amount°

	CERTIFICATE OF DEPOSIT–0.55%
	Rabobank Nederland New York 0.40% 8/11/09	10,000,000	10,000,581

	Total Certificate of Deposit (Cost $10,000,000)		10,000,581

≠	DISCOUNTED COMMERCIAL PAPER–7.46%
	Abbott Laboratories 0.21% 8/27/09	7,190,000	7,186,675
	Barclays US Funding
	1.532% 10/29/09	15,000,000	14,966,019
	ConocoPhillips
	0.37% 7/1/09	9,207,000	9,206,936
	Cornell University
	0.351% 11/18/09	5,000,000	4,993,150
	General Re
	0.235% 8/7/09	8,625,000	8,622,250
	National Rural Utilities Cooperative Finance
	0.29% 8/24/09	4,000,000	3,997,513
	Sanofi-Aventis
	0.23% 8/6/09	28,000,000	27,991,425
	Societe Generale North America
	0.13% 7/1/09	30,000,000	30,000,000
	Total Capital 0.07% 7/1/09	30,000,000	30,000,000

	Total Discounted Commercial Paper (Cost $136,926,541)		136,963,968

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.02%
	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	362,470	362,470

	Total Short-Term Investment (Cost $362,470)		362,470

TOTAL VALUE OF SECURITIES–106.19% (Cost $1,990,586,583)	1,950,197,304

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.19%)z	(113,716,095)

NET ASSETS APPLICABLE TO 144,704,343 SHARES OUTSTANDING–100.00%	$1,836,481,209

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($1,039,330,464 / 81,846,556 Shares)	$12.699

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($797,150,745 / 62,857,787 Shares)	$12.682

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$1,818,283,000
Undistributed net investment income	52,028,420
Accumulated net realized gain on investments	6,015,158
Net unrealized depreciation of investments and foreign currencies	(39,845,369)

Total net assets	$1,836,481,209

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
COP–Colombian Peso
EUR–European Monetary Unit
GBP–British Pound Sterling

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

IDR–Indonesia Rupiah
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $17,580,960, which represented 0.96% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $157,698,932, which represented 8.59% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

†	Non income producing security.

‡	Non income producing security. Security is currently in default.

≠	The rate shown is the effective yield at the time of purchase.

π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of the restricted securities was $5,394,640, or 0.29% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

z	Of this amount, $180,916,102 represents payable for securities purchased and $48,327,968 represents receivable for securities sold as of June 30, 2009.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
FGIC–Insured by the Financial Guaranty Insurance Company
FNMA–Insured by Federal National Mortgage Association collateral
GNMA–Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NATL-RE–Insured by the National Public Finance Guarantee Corporation
NIM–Net Interest Margin
PIK–Pay-in-Kind
REMICs – Real Estate Mortgage Investment Conduits
RSB–Rate Stabilization Bonds
S.F.–Single Family
TBA–To be announced
yr–Year

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

				Unrealized
Contracts to				Appreciation
Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)

AUD 7,264,170	USD	(5,738,734)	7/31/09	$96,053
BRL 9,221,841	USD	(4,560,752)	8/31/09	147,266
CAD 1,269,804	USD	(1,093,000)	7/31/09	(1,034)
CAD 5,985,718	USD	(5,233,461)	7/31/09	(86,050)
COP 3,950,096,000	USD	(1,822,000)	7/31/09	20,395
EUR 1,704,354	USD	(2,388,567)	7/31/09	1,841
GBP 2,249,607	USD	(3,708,388)	7/31/09	(8,333)
GBP 2,137,015	USD	(3,528,047)	7/31/09	(13,178)
IDR 13,119,850,000	USD	(1,285,000)	7/31/09	221
KRW 2,261,332,400	USD	(1,814,000)	7/31/09	(36,712)
NOK 25,534,214	USD	(3,955,972)	7/31/09	9,789
NOK 49,199,558	USD	(7,616,266)	7/31/09	24,997
NZD 3,788,693	USD	(2,413,018)	7/31/09	24,017
NZD (2,289,939)	USD	1,465,561	7/31/09	(7,417)
PLN 14,200,097	USD	(4,368,857)	7/31/09	93,764
SEK 47,959,369	USD	(6,017,336)	7/31/09	197,182
TRY 5,484,892	USD	(3,515,956)	7/31/09	14,820

				$477,621

Financial Futures Contract2

Contract		Notional	Notional	Expiration	Unrealized
to Deliver		Proceeds	Value	Date	Depreciation
(619	) U.S. Treasury 10 yr Notes	$(71,966,277)	$(71,968,422)	9/21/09	$(2,145)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1,2]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$49,158,307
Dividends	403,930

49,562,237

EXPENSES:
Management fees	2,728,758
Distribution expenses-Service Class	1,230,853
Accounting and administration expenses	385,061
Reports and statements to shareholders	143,148
Professional fees	36,306
Trustees’ fees	27,618
Custodian fees	25,397
Other	41,333

Total operating expenses	4,618,474

NET INVESTMENT INCOME	44,943,763

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	12,369,857
Foreign currencies	(3,179,894)
Futures contracts	819,409
Written options	825

Net realized gain	10,010,197
Net change in unrealized appreciation/depreciation of investments and foreign currencies	87,473,809

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	97,484,006

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,427,769

See accompanying notes

LVIP Delaware Bond Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,943,763	$75,554,527
Net realized gain (loss) on investments and foreign currencies	10,010,197	(473,633)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	87,473,809	(128,266,796)

Net increase (decrease) in net assets resulting from operations	142,427,769	(53,185,902)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(45,382,409)
Service Class	—	(29,815,570)
Net realized gain on investments:
Standard Class	—	(358,605)
Service Class	—	(238,286)

	—	(75,794,870)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	188,950,012	151,348,127
Service Class	155,012,581	254,929,584
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	45,741,014
Service Class	—	30,053,855

	343,962,593	482,072,580

Cost of shares repurchased:
Standard Class	(130,503,042)	(214,211,017)
Service Class	(70,857,724)	(168,946,096)

	(201,360,766)	(383,157,113)

Increase in net assets derived from capital share transactions	142,601,827	98,915,467

NET INCREASE (DECREASE) IN NET ASSETS	285,029,596	(30,065,305)
NET ASSETS:
Beginning of period	1,551,451,613	1,581,516,918

End of period (including undistributed net investment income of $52,028,420 and $9,912,836, respectively)	$1,836,481,209	$1,551,451,613

See accompanying notes

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months
	Ended
	6/30/09[1]			Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$11.676	$12.678	$12.640	$12.620	$12.966	$13.223

Income (loss) from investment operations:
Net investment income[2]	0.336	0.603	0.648	0.619	0.520	0.566
Net realized and unrealized gain (loss) on investments and foreign currencies	0.687	(0.990)	0.032	(0.028)	(0.188)	0.103

Total from investment operations	1.023	(0.387)	0.680	0.591	0.332	0.669

Less dividends and distributions from:
Net investment income	—	(0.610)	(0.642)	(0.571)	(0.546)	(0.534)
Net realized gain on investments	—	(0.005)	—	—	(0.132)	(0.392)

Total dividends and distributions	—	(0.615)	(0.642)	(0.571)	(0.678)	(0.926)

Net asset value, end of period	$12.699	$11.676	$12.678	$12.640	$12.620	$12.966

Total return[3]	8.76%	(2.92% )	5.45%	4.71%	2.64%	5.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,039,330	$898,902	$992,363	$943,819	$921,661	$898,105
Ratio of expenses to average net assets	0.41%	0.40%	0.40%	0.40%	0.41%	0.42%
Ratio of net investment income to average net assets	5.65%	4.83%	5.06%	4.89%	4.02%	4.31%
Portfolio turnover	270%	261%	462%	397%	270%	329%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months
	Ended
	6/30/09[1]			Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$11.682	$12.676	$12.640	$12.621	$12.966	$13.222

Income (loss) from investment operations:
Net investment income[2]	0.315	0.559	0.616	0.587	0.488	0.534
Net realized and unrealized gain (loss) on investments and foreign currencies	0.685	(0.986)	0.030	(0.029)	(0.188)	0.103

Total from investment operations	1.000	(0.427)	0.646	0.558	0.300	0.637

Less dividends and distributions from:
Net investment income	—	(0.562)	(0.610)	(0.539)	(0.513)	(0.501)
Net realized gain on investments	—	(0.005)	—	—	(0.132)	(0.392)

Total dividends and distributions	—	(0.567)	(0.610)	(0.539)	(0.645)	(0.893)

Net asset value, end of period	$12.682	$11.682	$12.676	$12.640	$12.621	$12.966

Total return[3]	8.56%	(3.26% )	5.17%	4.45%	2.39%	5.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$797,151	$652,550	$589,154	$461,394	$345,440	$201,444
Ratio of expenses to average net assets	0.76%	0.75%	0.65%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	5.30%	4.48%	4.81%	4.64%	3.77%	4.06%
Portfolio turnover	270%	261%	462%	397%	270%	329%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at the published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $20,448 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $61,250 and $17,092, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$494,054
Fees payable to DSC	3,735
Distribution fees payable to LFD	223,772

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $1,787,441,010 and sales of $1,766,033,610 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2009, the Fund made purchases of $271,547,814 and sales of $267,845,382 of long-term U.S. government securities.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments for federal income tax purposes was $1,992,042,819. At June 30, 2009, net unrealized depreciation was $41,845,515, of which $51,924,589 related to unrealized appreciation of investments and $93,770,104 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage Securities	$—	$780,335,293	$13,518,388	$793,853,681
Corporate Debt	—	778,745,147	7,595,764	786,340,911
Foreign Debt	—	51,313,205	8,134,550	59,447,755
Municipal Bonds	—	15,233,335	—	15,233,335
U.S. Treasury Obligations	—	143,628,059	—	143,628,059
Short-Term	362,470	146,964,549	—	147,327,019
Other	—	4,366,544	—	4,366,544

Total	$362,470	$1,920,586,132	$29,248,702	$1,950,197,304

Derivatives	$—	$475,476	$—	$475,476

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate		Total
	Securities	Debt	Foreign Debt	Fund

Balance as of 12/31/08	$20,876,876	$1,393,066	6,856,221	$29,126,163
Net change in unrealized appreciation/depreciation	1,270,926	2,327,191	1,264,157	4,862,274
Net purchases, sales, and settlements	2,492,396	4,405,018	1,358,835	8,256,249
Net realized gain (loss)	5,707	(1,647,529)	—	(1,641,822)
Net transfers in and/or out of Level 3	(11,096,416)	(257,746)	—	(11,354,162)

Balance as of 6/30/09	$13,549,489	$6,220,000	$9,479,213	$29,248,702

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$1,270,926	$—	$1,264,157	$2,535,083

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$75,197,979
Long-term capital gain	596,891

Total	$75,794,870

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,818,283,000
Undistributed ordinary income	51,094,090
Realized gains 1/1/09–6/30/09	3,282,023
Other temporary differences	8,866,159
*Capital loss carryforwards as of 12/31/08	(3,282,023)
Unrealized depreciation of investments and foreign currencies	(41,762,040)

Net assets	$1,836,481,209

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund Inc. (JPVF) High Yield Bond Portfolio on April 30, 2007.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of financial futures contracts and foreign currency contracts, and dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown losses on mortgage-and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(2,828,179)	$2,828,179

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $1,704,897 expires in 2009, and $1,577,126 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital gains of $3,282,023, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	15,715,482	12,006,758
Service Class	12,915,094	20,431,427
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,994,153
Service Class	—	2,624,920

	28,630,576	39,057,258

Shares repurchased:
Standard Class	(10,854,576)	(17,291,893)
Service Class	(5,918,828)	(13,671,262)

	(16,773,404)	(30,963,155)

Net increase	11,857,172	8,094,103

7.	Derivatives
The Fund applies Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (FAS 161)”. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract,

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Written Options–During the six months ended June 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may write call or put options on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk.

Transactions in written options during the six months ended June 30, 2009 for the Fund were as follows:

	Number of
	contracts	Premiums

Options outstanding at December 31, 2008	—	$—
Options written	34	56,194
Options terminated in closing purchase transactions	(34)	(56,194)

Options outstanding at June 30, 2009	—	$—

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Foreign exchange contracts (Currency)	Receivables and other assets net of liabilities	$630,345	Liabilities net of receivables and other assets	$(152,724)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(2,145)

Total		$630,345		$(154,869)

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

			Change in
			Unrealized
			Appreciation or
	Location of Gain or	Realized Gain or	Depreciation on
	Loss on Derivatives	Loss on Derivatives	Derivatives
	Recognized in	Recognized in	Recognized in
	Income	Income	Income

Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$(3,179,894)	$1,796,720
Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from futures contracts	819,409	(2,145)
Written options (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from written options	825	—

Total		$(2,359,660)	$1,794,575

8	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

8	Credit and Market Risk (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–27

LVIP Delaware Foundation Funds

LVIP Delaware Foundation® Funds
LVIP Delaware Foundation® Conservative
  Allocation Fund
LVIP Delaware Foundation® Moderate
  Allocation Fund
LVIP Delaware Foundation® Aggressive
  Allocation Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Delaware Foundation® Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdowns	3
Statements of Net Assets	12
Statements of Operations	78
Statements of Changes in Net Assets	79
Financial Highlights	80
Notes to Financial Statements	86
Other Fund Information	98

LVIP Delaware Foundation® Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Delaware Foundation® Conservative Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,051.70	0.59%	$3.00
Service Class Shares	1,000.00	1,049.90	0.93%	4.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.87	0.59%	$2.96
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

LVIP Delaware Foundation® Moderate Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,020.70	0.91%	$4.56
Service Class Shares	1,000.00	1,026.80	1.16%	5.83

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.28	0.91%	$4.56
Service Class Shares	1,000.00	1,019.04	1.16%	5.81

LVIP Delaware Foundation® Aggressive Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,093.50	0.89%	$4.62
Service Class Shares	1,000.00	1,092.30	1.14%	5.91

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.38	0.89%	$4.46
Service Class Shares	1,000.00	1,019.14	1.14%	5.71

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Funds–1

LVIP Delaware Foundation® Funds (continued)

As described in the Notes to the financial statements, each Fund was reorganized on June 12, 2009, whereby the operating history of an acquired fund is reflected in the Funds’ financial statements. As a result, the expense ratios presented on the prior page reflect the expense ratios of the acquired funds for the period prior to the reorganizations. The following table presents the Expense Analysis assuming that the reorganizations occurred at the beginning of the period:

LVIP Delaware Foundation® Conservative Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,051.70	0.73%	$3.71
Service Class Shares	1,000.00	1,049.90	0.98%	4.98

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

LVIP Delaware Foundation® Moderate Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,020.70	0.73%	$3.66
Service Class Shares	1,000.00	1,026.80	0.98%	4.92

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

LVIP Delaware Foundation® Aggressive Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,093.50	0.73%	$3.79
Service Class Shares	1,000.00	1,092.30	0.98%	5.08

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

LVIP Delaware Foundation® Funds–2

LVIP Delaware Foundation® Conservative Allocation Fund

Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	32.02%

U.S. Markets	19.54%
Aerospace & Defense	0.48%
Air Freight & Logistics	0.34%
Beverages	0.12%
Biotechnology	0.52%
Building Products	0.03%
Capital Markets	0.54%
Chemicals	0.52%
Commercial Banks	0.32%
Commercial Services & Supplies	0.29%
Communications Equipment	0.66%
Computers & Peripherals	1.05%
Construction & Engineering	0.12%
Consumer Finance	0.04%
Containers & Packaging	0.11%
Diversified Consumer Services	0.16%
Diversified Financial Services	0.63%
Diversified Telecommunication Services	0.54%
Electric Utilities	0.55%
Electrical Equipment	0.09%
Electronic Equipment, Instruments & Components	0.08%
Energy Equipment & Services	0.19%
Food & Staples Retailing	0.75%
Food Products	0.66%
Gas Utilities	0.06%
Health Care Equipment & Supplies	0.30%
Health Care Providers & Services	0.99%
Hotels, Restaurants & Leisure	0.29%
Household Durables	0.06%
Household Products	0.56%
Industrial Conglomerates	0.10%
Insurance	0.58%
Internet Software & Services	0.65%
IT Services	0.50%
Leisure Equipment & Products	0.17%
Life Sciences Tools & Services	0.10%
Machinery	0.12%
Media	0.17%
Metals & Mining	0.11%
Multi-Utilities	0.11%
Office Electronics	0.17%
Oil Gas & Consumable Fuels	1.41%
Personal Products	0.03%
Pharmaceuticals	1.52%
Professional Services	0.09%
Real Estate Investment Trusts	0.16%
Road & Rail	0.07%
Semiconductors & Semiconductor Equipment	0.32%
Software	0.95%
Specialty Retail	0.59%
Textiles, Apparel & Luxury Goods	0.23%
Thrift & Mortgage Finance	0.07%
Tobacco	0.03%
Trading Companies & Distributors	0.03%
Wireless Telecommunication Services	0.21%

Developed Markets	8.23%
Aerospace & Defense	0.15%
Air Freight & Logistics	0.21%
Airlines	0.15%
Automobiles	0.31%
Beverages	0.18%
Building Products	0.29%
Chemicals	0.43%
Commercial Banks	0.54%
Commercial Services & Supplies	0.02%
Communications Equipment	0.18%
Construction Materials	0.22%
Diversified Financial Services	0.02%
Diversified Telecommunication Services	0.34%
Electronic Equipment, Instruments & Components	0.16%
Energy Equipment & Services	0.18%
Food & Staples Retailing	0.15%
Food Products	0.33%
Household Durables	0.13%
Industrial Conglomerates	0.14%
Insurance	0.27%
IT Services	0.33%
Machinery	0.14%
Media	0.59%
Metals & Mining	0.07%
Multiline Retail	0.35%
Multi-Utilities	0.18%
Office Electronics	0.13%
Oil Gas & Consumable Fuels	0.59%
Pharmaceuticals	0.84%
Specialty Retail	0.17%
Wireless Telecommunication Services	0.44%

Emerging Markets	4.25%
Air Freight & Logistics	0.02%
Automobiles	0.03%
Beverages	0.04%

LVIP Delaware Foundation® Funds–3

LVIP Delaware Foundation® Conservative Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
Sector	of Net Assets

Chemicals	0.11%
Commercial Banks	0.33%
Commercial Services & Supplies	0.02%
Construction & Engineering	0.03%
Construction Materials	0.12%
Diversified Financial Services	0.13%
Diversified Telecommunication Services	0.37%
Electric Utilities	0.33%
Electronic Equipment, Instruments & Components	0.03%
Food & Staples Retailing	0.03%
Food Products	0.11%
Hotels, Restaurants & Leisure	0.03%
Household Durables	0.03%
Independent Power Producers & Energy Traders	0.05%
Internet Software & Services	0.04%
IT Services	0.03%
Machinery	0.02%
Media	0.08%
Metals & Mining	0.38%
Oil Gas & Consumable Fuels	0.91%
Paper & Forest Products	0.04%
Real Estate Management & Development	0.07%
Semiconductors & Semiconductor Equipment	0.44%
Specialty Retail	0.04%
Wireless Telecommunication Services	0.39%

Convertible Preferred Stock	0.04%

Exchange Traded Funds	5.18%

Preferred Stock	0.10%

Agency Collateralized Mortgage Securities	0.82%

Agency Mortgage-Backed Securities	4.90%

Commercial Mortgage-Backed Securities	2.43%

Convertible Bonds	0.75%

Corporate Bonds	25.30%

Aerospace & Defense	0.29%
Airlines	0.00%
Auto Components	0.07%
Beverages	0.52%
Biotechnology	0.01%
Building Products	0.00%
Capital Markets	2.14%
Chemicals	0.65%
Commercial Banks	2.26%
Commercial Services & Supplies	0.85%
Communications Equipment	0.03%
Consumer Finance	0.80%
Containers & Packaging	0.14%
Diversified Financial Services	2.02%
Diversified Telecommunication Services	1.79%
Electric Utilities	0.74%
Electronic Equipment, Instruments & Components	0.00%
Energy Equipment & Services	0.28%
Food & Staples Retailing	0.72%
Food Products	0.08%
Gas Utilities	0.00%
Health Care Equipment & Supplies	0.47%
Health Care Providers & Services	1.45%
Hotels, Restaurants & Leisure	0.25%
Household Durables	0.11%
Independent Power Producers & Energy Traders	0.10%
Industrial Conglomerates	0.25%
Insurance	0.60%
Internet & Catalog Retail	0.00%
Internet Software & Services	0.02%
IT Services	0.04%
Life Sciences Tools & Services	0.00%
Machinery	0.00%
Media	2.22%
Metals & Mining	0.82%
Multiline Retail	0.61%
Multi-Utilities	0.16%
Office Electronics	0.17%
Oil Gas & Consumable Fuels	2.29%
Paper & Forest Products	0.06%
Pharmaceuticals	0.10%
Real Estate Investment Trusts	0.05%
Road & Rail	0.33%
Semiconductors & Semiconductor Equipment	0.00%
Software	0.09%
Specialty Retail	0.03%
Textiles, Apparel & Luxury Goods	0.07%
Tobacco	0.06%
Trading Companies & Distributors	0.10%
Wireless Telecommunication Services	1.46%

Foreign Agencies	0.22%

Municipal Bonds	0.52%

Non-Agency Asset-Backed Securities	2.00%

Non-Agency Collateralized Mortgage Obligations	3.23%

Senior Secured Loans	0.19%

Sovereign Debt	1.19%

Supranational Banks	0.66%

U.S. Treasury Obligations	0.84%

Warrant	0.00%

Certificate of Deposit	0.43%

Discounted Commercial Paper	21.70%

Short-Term Investment	0.17%

LVIP Delaware Foundation® Funds–4

LVIP Delaware Foundation® Conservative Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
of Net Assets

Total Value of Securities	102.69%

Liabilities Net of Receivables and Other Assets	(2.69%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

QUALCOMM	0.40%
Bank of New York Mellon	0.39%
Apple	0.38%
Google Class A	0.37%
Samsung Electronics	0.34%
Johnson & Johnson	0.33%
BP	0.33%
Procter & Gamble	0.32%
CGI Group	0.29%
Verizon Communications	0.28%

Total	3.43%

Credit Quality Breakdown (as a % of fixed income investments)*

AAA	49.58%
AA	4.85%
A	14.14%
BBB	22.05%
BB	4.26%
B	3.93%
CCC	1.15%
C	0.04%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP Delaware Foundation® Funds–5

LVIP Delaware Foundation® Moderate Allocation Fund

Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	47.75%

U.S. Markets	28.36%
Aerospace & Defense	0.65%
Air Freight & Logistics	0.51%
Beverages	0.15%
Biotechnology	0.75%
Building Products	0.04%
Capital Markets	0.79%
Chemicals	0.76%
Commercial Banks	0.46%
Commercial Services & Supplies	0.43%
Communications Equipment	1.11%
Computers & Peripherals	1.48%
Construction & Engineering	0.16%
Consumer Finance	0.04%
Containers & Packaging	0.16%
Diversified Consumer Services	0.24%
Diversified Financial Services	0.90%
Diversified Telecommunication Services	0.78%
Electric Utilities	0.79%
Electrical Equipment	0.14%
Electronic Equipment, Instruments & Components	0.13%
Energy Equipment & Services	0.27%
Food & Staples Retailing	1.10%
Food Products	1.01%
Gas Utilities	0.08%
Health Care Equipment & Supplies	0.42%
Health Care Providers & Services	1.47%
Hotels, Restaurants & Leisure	0.42%
Household Durables	0.08%
Household Products	0.78%
Industrial Conglomerates	0.13%
Insurance	0.85%
Internet Software & Services	0.95%
IT Services	0.77%
Leisure Equipment & Products	0.25%
Life Sciences Tools & Services	0.15%
Machinery	0.17%
Media	0.22%
Metals & Mining	0.14%
Multi-Utilities	0.14%
Office Electronics	0.25%
Oil, Gas & Consumable Fuels	2.06%
Personal Products	0.06%
Pharmaceuticals	2.16%
Professional Services	0.13%
Real Estate Investment Trusts	0.22%
Road & Rail	0.09%
Semiconductors & Semiconductor Equipment	0.46%
Software	1.35%
Specialty Retail	0.87%
Textiles Apparel & Luxury Goods	0.35%
Thrifts & Mortgage Finance	0.12%
Tobacco	0.02%
Trading Companies & Distributors	0.05%
Wireless Telecommunication Services	0.30%

Developed Markets	12.51%
Aerospace & Defense	0.23%
Air Freight & Logistics	0.31%
Airlines	0.19%
Automobiles	0.46%
Beverages	0.28%
Building Products	0.43%
Chemicals	0.64%
Commercial Banks	0.57%
Commercial Services & Supplies	0.02%
Communications Equipment	0.27%
Construction Materials	0.32%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.54%
Electronic Equipment, Instruments & Components	0.22%
Energy Equipment & Services	0.28%
Food Products	0.47%
Food & Staples Retailing	0.23%
Household Durables	0.18%
Hotels, Restaurants & Leisure	0.22%
Industrial Conglomerates	0.42%
Insurance	0.39%
IT Services	0.47%
Machinery	0.22%
Media	0.88%
Metals & Mining	0.12%
Multiline Retail	0.55%
Multi-Utilities	0.28%
Office Electronics	0.19%
Oil, Gas & Consumable Fuels	0.85%
Pharmaceuticals	1.25%
Specialty Retail	0.27%
Wireless Telecommunication Services	0.72%

Emerging Markets	6.88%
Air Freight & Logistics	0.03%
Automobiles	0.05%

LVIP Delaware Foundation® Funds–6

LVIP Delaware Foundation® Moderate Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
Sector	of Net Assets

Beverages	0.06%
Chemicals	0.18%
Commercial Banks	0.57%
Commercial Services & Supplies	0.03%
Construction & Engineering	0.06%
Construction Materials	0.21%
Diversified Financial Services	0.23%
Diversified Telecommunication Services	0.62%
Electric Utilities	0.56%
Electronic Equipment, Instruments & Components	0.04%
Food & Staples Retailing	0.05%
Food Products	0.11%
Hotels, Restaurants & Leisure	0.05%
Household Durables	0.05%
Independent Power Producers & Energy Traders	0.09%
Internet Software & Services	0.02%
IT Services	0.05%
Machinery	0.03%
Media	0.14%
Metals & Mining	0.64%
Oil, Gas & Consumable Fuels	1.44%
Paper & Forest Products	0.06%
Real Estate Management & Development	0.12%
Semiconductors & Semiconductor Equipment	0.67%
Specialty Retail	0.06%
Wireless Telecommunication Services	0.66%

Convertible Preferred Stock	0.07%

Exchange Traded Funds	7.89%

Preferred Stock	0.10%

Agency Asset-Backed Securities	0.00%

Agency Collateralized Mortgage Obligations	0.72%

Agency Mortgage-Backed Securities	3.37%

Commercial Mortgage-Backed Securities	1.49%

Convertible Bonds	1.54%

Corporate Bonds	18.73%

Aerospace & Defense	0.22%
Airlines	0.01%
Auto Components	0.06%
Beverages	0.32%
Building Products	0.05%
Capital Markets	1.01%
Chemicals	0.41%
Commercial Banks	2.21%
Commercial Services & Supplies	0.67%
Communications Equipment	0.01%
Consumer Finance	0.50%
Containers & Packaging	0.24%
Diversified Financial Services	1.46%
Diversified Telecommunication Services	1.41%
Electric Utilities	0.34%
Electronic Equipment, Instruments & Components	0.05%
Energy Equipment & Services	0.30%
Food & Staples Retailing	0.36%
Food Products	0.21%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.37%
Health Care Providers & Services	1.18%
Hotels, Restaurants & Leisure	0.33%
Household Durables	0.16%
Independent Power Producers & Energy Traders	0.17%
Industrial Conglomerates	0.18%
Insurance	0.45%
Internet & Catalog Retail	0.01%
Internet Software & Services	0.01%
IT Services	0.06%
Life Sciences Tools & Services	0.01%
Machinery	0.02%
Media	1.55%
Metals & Mining	0.44%
Multiline Retail	0.43%
Multi-Utilities	0.09%
Office Electronics	0.10%
Oil, Gas & Consumable Fuels	1.58%
Paper & Forest Products	0.11%
Pharmaceuticals	0.05%
Real Estate Investment Trusts	0.07%
Road & Rail	0.20%
Semiconductors & Semiconductor Equipment	0.02%
Software	0.06%
Specialty Retail	0.04%
Textiles, Apparel & Luxury Goods	0.10%
Tobacco	0.05%
Trading Companies & Distributors	0.07%
Wireless Telecommunication Services	0.94%

Foreign Agencies	0.12%

Municipal Bonds	0.24%

Non-Agency Asset-Backed Securities	1.09%

Non-Agency Collateralized Mortgage Obligations	1.46%

Sovereign Debt	1.29%

Supranational Banks	1.10%

U.S. Treasury Obligations	10.52%

Discounted Commercial Paper	8.46%

Securities Lending Collateral	0.00%

Total Value of Securities	105.94%

Obligation to Return Securities Lending Collateral	(0.01%)

LVIP Delaware Foundation® Funds–7

LVIP Delaware Foundation® Moderate Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
of Net Assets

Liabilities Net of Receivables and Other Assets	(5.93%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Bank of New York Mellon	0.57%
QUALCOMM	0.57%
Apple	0.54%
Google Class A	0.51%
Samsung Electronics	0.49%
BP	0.47%
Johnson & Johnson	0.45%
Procter & Gamble	0.45%
Chunghwa Telecom ADR	0.44%
CGI Group Class A	0.42%

Total	4.91%

Credit Quality Breakdown (as a % of fixed income investments)*

AAA	45.30%
AA	5.53%
A	13.10%
BBB	20.01%
BB	7.42%
B	6.69%
CCC	1.95%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP Delaware Foundation® Funds–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	64.73%

U.S. Markets	37.24%
Aerospace & Defense	0.86%
Air Freight & Logistics	0.68%
Beverages	0.19%
Biotechnology	0.97%
Building Products	0.05%
Capital Markets	1.06%
Chemicals	1.01%
Commercial Banks	0.59%
Commercial Services & Supplies	0.57%
Communications Equipment	1.20%
Computers & Peripherals	1.95%
Construction & Engineering	0.20%
Consumer Finance	0.05%
Containers & Packaging	0.21%
Diversified Consumer Services	0.31%
Diversified Financial Services	1.20%
Diversified Telecommunication Services	1.04%
Electric Utilities	1.06%
Electrical Equipment	0.18%
Electronic Equipment, Instruments & Components	0.17%
Energy Equipment & Services	0.34%
Food & Staples Retailing	1.47%
Food Products	1.34%
Gas Utilities	0.11%
Health Care Equipment & Supplies	0.56%
Health Care Providers & Services	1.96%
Hotels, Restaurants & Leisure	0.54%
Household Durables	0.10%
Household Products	1.04%
Industrial Conglomerates	0.17%
Insurance	1.11%
Internet Software & Services	1.25%
IT Services	1.02%
Leisure Equipment & Products	0.35%
Life Sciences Tools & Services	0.18%
Machinery	0.22%
Media	0.29%
Metals & Mining	0.19%
Multi-Utilities	0.18%
Office Electronics	0.34%
Oil, Gas & Consumable Fuels	2.67%
Personal Products	0.07%
Pharmaceuticals	2.92%
Professional Services	0.18%
Real Estate Investment Trusts	0.29%
Road & Rail	0.12%
Semiconductors & Semiconductor Equipment	0.63%
Software	1.78%
Specialty Retail	1.17%
Textiles, Apparel & Luxury Goods	0.45%
Thrifts & Mortgage Finance	0.15%
Tobacco	0.04%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.40%

Developed Markets	18.29%
Aerospace & Defense	0.35%
Air Freight & Logistics	0.48%
Airlines	0.32%
Automobiles	0.70%
Beverages	0.38%
Building Products	0.62%
Chemicals	0.92%
Commercial Banks	0.88%
Commercial Services & Supplies	0.03%
Communications Equipment	0.41%
Construction Materials	0.49%
Diversified Financial Services	0.05%
Diversified Telecommunication Services	0.74%
Electronic Equipment, Instruments & Components	0.34%
Energy Equipment & Services	0.38%
Food & Staples Retailing	0.32%
Food Products	0.73%
Hotels, Restaurants & Leisure	0.26%
Household Durables	0.29%
Industrial Conglomerates	0.65%
Insurance	0.55%
IT Services	0.69%
Machinery	0.32%
Media	1.31%
Metals & Mining	0.14%
Multiline Retail	0.77%
Multi-Utilities	0.38%
Office Electronics	0.33%
Oil, Gas & Consumable Fuels	1.29%
Pharmaceuticals	1.84%
Specialty Retail	0.38%
Wireless Telecommunication Services	0.95%

Emerging Markets	9.20%
Air Freight & Logistics	0.04%
Automobiles	0.07%

LVIP Delaware Foundation® Funds–9

LVIP Delaware Foundation® Aggressive Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
Sector	of Net Assets

Beverages	0.08%
Chemicals	0.22%
Commercial Banks	0.70%
Commercial Services & Supplies	0.04%
Construction & Engineering	0.07%
Construction Materials	0.27%
Diversified Financial Services	0.29%
Diversified Telecommunication Services	0.98%
Electric Utilities	0.69%
Electronic Equipment, Instruments & Components	0.05%
Food & Staples Retailing	0.06%
Food Products	0.22%
Hotels, Restaurants & Leisure	0.06%
Household Durables	0.06%
Independent Power Producers & Energy Traders	0.12%
Internet Software & Services	0.09%
IT Services	0.06%
Machinery	0.04%
Media	0.17%
Metals & Mining	0.80%
Oil, Gas & Consumable Fuels	1.97%
Paper & Forest Products	0.08%
Real Estate Management & Development	0.15%
Semiconductors & Semiconductor Equipment	0.91%
Specialty Retail	0.08%
Wireless Telecommunication Services	0.83%

Convertible Preferred Stock	0.04%

Exchange Traded Funds	8.94%

Preferred Stock	0.05%

Agency Collateralized Mortgage Obligations	0.11%

Agency Mortgage-Backed Securities	2.82%

Agency Obligation	0.03%

Commercial Mortgage-Backed Securities	0.57%

Convertible Bond	0.57%

Corporate Bonds	6.42%
Aerospace & Defense	0.07%
Airlines	0.00%
Auto Components	0.01%
Beverages	0.11%
Biotechnology	0.00%
Building Products	0.00%
Capital Markets	0.49%
Chemicals	0.16%
Commercial Banks	1.01%
Commercial Services & Supplies	0.19%
Communications Equipment	0.00%
Consumer Finance	0.20%
Containers & Packaging	0.04%
Diversified Financial Services	0.73%
Diversified Telecommunication Services	0.48%
Electric Utilities	0.07%
Electronic Equipment, Instruments & Components	0.01%
Energy Equipment & Services	0.08%
Food & Staples Retailing	0.09%
Food Products	0.04%
Gas Utilities	0.00%
Health Care Equipment & Supplies	0.11%
Health Care Providers & Services	0.30%
Hotels, Restaurants & Leisure	0.07%
Household Durables	0.03%
Independent Power Producers & Energy Traders	0.02%
Industrial Conglomerates	0.06%
Insurance	0.21%
Internet & Catalog Retail	0.00%
Internet Software & Services	0.00%
IT Services	0.01%
Life Sciences Tools & Services	0.00%
Machinery	0.00%
Media	0.49%
Metals & Mining	0.12%
Multiline Retail	0.15%
Multi-Utilities	0.03%
Office Electronics	0.04%
Oil, Gas & Consumable Fuels	0.42%
Paper & Forest Products	0.03%
Pharmaceuticals	0.00%
Real Estate Investment Trusts	0.01%
Road & Rail	0.07%
Semiconductors & Semiconductor Equipment	0.00%
Software	0.03%
Specialty Retail	0.01%
Textiles, Apparel & Luxury Goods	0.02%
Tobacco	0.02%
Trading Companies & Distributors	0.03%
Wireless Telecommunication Services	0.36%

Foreign Agency	0.05%

Municipal Bond	0.06%

Non-Agency Asset-Backed Securities	0.23%

Non-Agency Collateralized Mortgage Obligations	0.10%

Sovereign Debt	0.21%

Supranational Banks	0.15%

U.S. Treasury Obligations	3.00%

Warrants	0.00%

Discounted Commercial Paper	14.62%

Short-Term Investment	0.13%

LVIP Delaware Foundation® Funds–10

LVIP Delaware Foundation® Aggressive Allocation Fund
Sector Allocations, Top 10 Equity Holdings and Credit Quality Breakdown (continued)

Percentage
of Net Assets

Total Value of Securities	102.83%

Liabilities Net of Receivables and Other Assets	(2.83%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Bank of New York Mellon	0.77%
QUALCOMM	0.76%
Apple	0.71%
BP	0.71%
Samsung Electronics	0.71%
Google Class A	0.67%
CGI Group Class A	0.63%
Johnson & Johnson	0.61%
Procter & Gamble	0.59%
Total	0.58%

Total	6.74%

Credit Quality Breakdown (as a % of fixed income investments) *

AAA	66.73%
AA	4.44%
A	10.72%
BBB	11.98%
BB	2.90%
B	2.44%
CCC	0.79%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP Delaware Foundation® Funds–11

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–32.02%
	U.S. MARKETS–19.54%
	Aerospace & Defense–0.48%
†	DynCorp International Class A	4,800	$80,592
	Goodrich	4,900	244,853
	Honeywell International	4,100	128,740
	Lockheed Martin	1,500	120,975
	Northrop Grumman	12,600	575,568
	Rockwell Collins	3,100	129,363
	Triumph Group	2,200	88,000
	United Technologies	6,100	316,956

			1,685,047

	Air Freight & Logistics–0.34%
	Expeditors International of Washington	17,900	596,786
†	Hub Group Class A	3,600	74,304
	United Parcel Service Class B	10,400	519,896

			1,190,986

	Beverages–0.12%
	PepsiCo	7,400	406,704

			406,704

	Biotechnology–0.52%
†	Alkermes	7,900	85,478
†	Amgen	4,600	243,524
†	Celera	7,400	56,462
†	Celgene	2,600	124,384
†	Gilead Sciences	17,383	814,220
†	Medarex	12,100	101,035
†	ONYX Pharmaceuticals	3,200	90,432
†	OSI Pharmaceuticals	2,300	64,929
†	Regeneron Pharmaceuticals	3,900	69,888
†	United Therapeutics	900	74,997
†	Vertex Pharmaceuticals	3,300	117,612

			1,842,961

	Building Products–0.03%
	AAON	4,500	89,640

			89,640

	Capital Markets–0.54%
	Apollo Investment	9,400	56,400
	Bank of New York Mellon	46,988	1,377,218
	Goldman Sachs Group	2,200	324,368
	optionsXpress Holdings	5,300	82,309
†	RiskMetrics Group	3,600	63,576

			1,903,871

	Chemicals–0.52%
	duPont (E.I.) deNemours	29,700	760,913
	Koppers Holdings	1,400	36,918
	Lubrizol	4,800	227,088
	Monsanto	2,600	193,284
	Praxair	6,900	490,383
†	Rockwood Holdings	4,300	62,952
	Schulman (A.)	3,900	58,929

			1,830,467

	Commercial Banks–0.32%
	City Holding	2,200	66,792
	First Commonwealth Financial	5,200	32,968
	Independent Bank	3,200	63,040
	PNC Financial Services Group	2,900	112,549
	Prosperity Bancshares	2,100	62,643
	Smithtown Bancorp	1,900	24,301
	TCF Financial	4,000	53,480
†	Texas Capital Bancshares	5,444	84,219
	Trustmark	3,700	71,484
	U.S. Bancorp	10,000	179,200
	Webster Financial	3,500	28,175
	Wells Fargo	14,700	356,622

			1,135,473

	Commercial Services & Supplies–0.29%
	American Ecology	3,100	55,552
	Healthcare Services Group	4,400	78,672
	McGrath Rentcorp	3,400	64,804
	Republic Services	5,000	122,050
†	Tetra Tech	1,200	34,380
†	United Stationers	2,300	80,224
	Waste Management	21,200	596,992

			1,032,674

	Communications Equipment–0.66%
†	Cisco Systems	21,700	404,488
†	LogMeIn	1,000	16,000
	Motorola	32,400	214,812
†	NETGEAR	3,600	51,876
	QUALCOMM	30,992	1,400,838
†	Tekelec	6,900	116,127
†	ViaSat	4,300	110,252

			2,314,393

	Computers & Peripherals–1.05%
†	Apple	9,419	1,341,548
†	EMC	18,100	237,110
	Hewlett-Packard	10,500	405,825
	International Business Machines	7,700	804,034
†	NetApp	7,900	155,788
†	Synaptics	2,900	112,085
†	Teradata	26,600	623,238

			3,679,628

	Construction & Engineering–0.12%
	Fluor	3,700	189,773
	Granite Construction	2,600	86,528

LVIP Delaware Foundation® Funds–12

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Construction & Engineering (continued)
†	Tutor Perini	2,400	$41,664
†	URS	1,700	84,184

			402,149

	Consumer Finance–0.04%
	Capital One Financial	6,800	148,784

			148,784

	Containers & Packaging–0.11%
†	Owens-Illinois	6,600	184,866
	Rock-Tenn Class A	3,000	114,480
	Silgan Holdings	1,900	93,157

			392,503

	Diversified Consumer Services–0.16%
	DeVry	2,600	130,104
†	Lincoln Educational Services	3,975	83,197
	Weight Watchers International	14,100	363,357

			576,658

	Diversified Financial Services–0.63%
	CME Group	2,200	684,442
†	IntercontinentalExchange	7,600	868,224
	JPMorgan Chase	13,900	474,129
†	Nasdaq OMX Group	8,200	174,742

			2,201,537

	Diversified Telecommunication Services–0.54%
	Alaska Communications Systems Group	10,600	77,592
	AT&T	30,300	752,652
	NTELOS Holdings	3,900	71,838
	Verizon Communications	32,557	1,000,477

			1,902,559

	Electric Utilities–0.55%
	Cleco	5,200	116,584
	Edison International	18,700	588,302
	Exelon	3,900	199,719
	FirstEnergy	3,400	131,750
	PPL	6,500	214,240
	Progress Energy	16,100	609,063
	UIL Holdings	2,305	51,747
	Unitil	1,800	37,116

			1,948,521

	Electrical Equipment–0.09%
	Acuity Brands	2,700	75,735
†	GrafTech International	9,100	102,921
	Roper Industries	3,300	149,523

			328,179

	Electronic Equipment, Instruments & Components–0.08%
†	Anixter International	2,900	109,011
†	FARO Technologies	3,800	59,014
†	IPG Photonics	5,400	59,238
†	Rofin-Sinar Technologies	3,000	60,030

			287,293

	Energy Equipment & Services–0.19%
†	Bristow Group	2,300	68,149
	Lufkin Industries	1,500	63,075
†	National Oilwell Varco	5,000	163,300
	Schlumberger	5,800	313,838
†	Willbros Group	5,200	65,052

			673,414

	Food & Staples Retailing–0.75%
	Casey’s General Stores	3,600	92,484
	CVS Caremark	29,092	927,162
	Safeway	28,400	578,508
†	Susser Holdings	2,900	32,451
	Walgreen	20,500	602,700
	Wal-Mart Stores	8,600	416,584

			2,649,889

	Food Products–0.66%
	Archer-Daniels-Midland	27,900	746,883
	Bunge	2,700	162,675
	Heinz (H.J.)	16,600	592,620
	Kraft Foods Class A	23,700	600,558
	Lance	1,300	30,069
†	Smart Balance	7,000	47,670
	Smucker (J.M.)	3,100	150,846

			2,331,321

	Gas Utilities–0.06%
	EQT	4,600	160,586
	Piedmont Natural Gas	2,300	55,453

			216,039

	Health Care Equipment & Supplies–0.30%
†	Align Technology	5,000	53,000
†	Conmed	4,400	68,288
†	CryoLife	4,800	26,592
†	Gen-Probe	2,600	111,748
†	Hologic	9,900	140,877
†	Intuitive Surgical	1,100	180,026
	Medtronic	6,800	237,252
†	Merit Medical Systems	3,400	55,420
†	Quidel	3,200	46,592
†	SonoSite	2,400	48,144
	West Pharmaceutical Services	2,200	76,670

			1,044,609

LVIP Delaware Foundation® Funds–13

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Health Care Providers & Services–0.99%
†	Alliance HealthCare Services	4,400	$32,252
†	AMN Healthcare Services	6,900	44,022
	Cardinal Health	19,600	598,780
†	Catalyst Health Solutions	3,200	79,808
†	Express Scripts	4,000	275,000
†	Medco Health Solutions	13,900	633,979
†	Odyssey HealthCare	4,000	41,120
†	PharMerica	1,600	31,408
†	Psychiatric Solutions	3,700	84,138
	Quest Diagnostics	11,600	654,588
†	Res-Care	4,100	58,630
†	Sun Healthcare Group	7,700	64,988
	UnitedHealth Group	35,357	883,218

			3,481,931

	Hotels, Restaurants & Leisure–0.29%
†	Bally Technologies	3,300	98,736
†	Buffalo Wild Wings	1,600	52,032
	Burger King Holdings	10,600	183,062
†	CEC Entertainment	1,600	47,168
	CKE Restaurants	9,100	77,168
†	Jack in the Box	4,500	101,025
	McDonald’s	6,000	344,940
†	Papa John’s International	2,200	54,538
†	WMS Industries	1,500	47,265

			1,005,934

	Household Durables–0.06%
†	Jarden	11,500	215,625

			215,625

	Household Products–0.56%
	Colgate-Palmolive	3,200	226,368
	Kimberly-Clark	11,600	608,188
	Procter & Gamble	22,267	1,137,844

			1,972,400

	Industrial Conglomerates–0.10%
	General Electric	22,400	262,528
	Otter Tail	3,300	72,072

			334,600

	Insurance–0.58%
	Allstate	24,900	607,560
	Berkley (W.R)	6,100	130,967
	Hanover Insurance Group	3,700	141,007
	Harleysville Group	1,900	53,618
†	ProAssurance	2,100	97,041
	Protective Life	4,738	54,203
	Prudential Financial	3,500	130,270
	RLI	1,500	67,200
	Travelers	18,800	771,552

			2,053,418

	Internet Software & Services–0.65%
†	Digital River	2,300	83,536
†	Google Class A	3,064	1,291,752
†	j2 Global Communications	3,600	81,216
†	NIC	5,200	35,204
†	SAVVIS	8,800	100,848
	United Online	10,400	67,704
†	ValueClick	5,700	59,964
†	VeriSign	26,200	484,176
†	Vocus	3,700	73,112

			2,277,512

	IT Services–0.50%
	iGate	13,400	88,708
	infoGROUP	11,900	67,949
	MasterCard Class A	3,500	585,585
†	Sapient	10,000	62,900
†	TeleTech Holdings	5,300	80,295
	Visa Class A	14,100	877,866

			1,763,303

	Leisure Equipment & Products–0.17%
	Mattel	37,500	601,875

			601,875

	Life Sciences Tools & Services–0.10%
†	Bio-Rad Laboratories Class A	1,000	75,480
†	Dionex	1,600	97,648
†	Thermo Fisher Scientific	3,900	159,003

			332,131

	Machinery–0.12%
	Barnes Group	3,300	39,237
†	Chart Industries	5,300	96,354
†	Columbus McKinnon	4,500	56,925
	Deere	3,000	119,850
†	ESCO Technologies	1,200	53,760
†	Kadant	3,600	40,644
	Lincoln Electric Holdings	800	28,832

			435,602

	Media–0.17%
†	Knology	6,000	51,780
†	Marvel Entertainment	4,100	145,919
	National CineMedia	3,800	52,288
†	Time Warner Cable	6,500	205,855
†	Viacom Class B	6,100	138,470

			594,312

LVIP Delaware Foundation® Funds–14

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Metals & Mining–0.11%
	Alcoa	11,100	$114,663
	Compass Minerals International	1,300	71,383
	United States Steel	5,400	192,996

			379,042

	Multi-Utilities–0.11%
	Black Hills	1,500	34,485
	Sempra Energy	3,900	193,557
	Wisconsin Energy	3,800	154,698

			382,740

	Office Electronics–0.17%
	Xerox	89,300	578,664

			578,664

	Oil Gas & Consumable Fuels–1.41%
	Arch Coal	5,900	90,683
	Berry Petroleum	2,400	44,616
†	Carrizo Oil & Gas	4,800	82,320
	Chevron	13,464	891,990
	ConocoPhillips	21,800	916,908
	EOG Resources	12,193	828,149
†	Exco Resources	4,300	55,556
	Exxon Mobil	12,900	901,839
	Marathon Oil	19,815	597,026
	Massey Energy	3,200	62,528
	Occidental Petroleum	4,400	289,564
	Penn Virginia	3,600	58,932
	St. Mary Land & Exploration	6,900	144,003

			4,964,114

	Personal Products–0.03%
†	Chattem	1,600	108,960

			108,960

	Pharmaceuticals–1.52%
	Abbott Laboratories	6,400	301,056
	Allergan	15,500	737,490
	Bristol-Myers Squibb	30,300	615,393
	Johnson & Johnson	20,438	1,160,878
	Merck	31,300	875,148
†	Noven Pharmaceuticals	6,900	98,670
	Pfizer	41,530	622,950
	Wyeth	20,353	923,823

			5,335,408

	Professional Services–0.09%
	Administaff	2,900	67,483
†	CRA International	2,000	55,520
†	FTI Consulting	1,700	86,224
†	Huron Consulting Group	1,200	55,476
†	Kforce	8,100	66,987

			331,690

	Real Estate Investment Trusts–0.16%
	Alexandria Real Estate Equities	1,200	42,948
	EastGroup Properties	1,600	52,832
	Home Properties	2,900	98,890
	Host Hotels & Resorts	7,600	63,764
	Senior Housing Properties Trust	4,900	79,968
	Simon Property Group	1,703	87,585
	Sovran Self Storage	2,900	71,340
	Tanger Factory Outlet Centers	1,800	58,374

			555,701

	Road & Rail–0.07%
	Norfolk Southern	6,400	241,088

			241,088

	Semiconductors & Semiconductor Equipment–0.32%
†	Atheros Communications	2,500	48,100
	Intel	59,204	979,826
	IXYS	3,700	37,444
†	Semtech	3,800	60,458

			1,125,828

	Software–0.95%
†	Adobe Systems	16,600	469,780
†	Blackboard	2,900	83,694
†	Informatica	4,100	70,479
†	Intuit	26,000	732,160
†	JDA Software Group	5,700	85,272
†	Lawson Software	18,600	103,788
†	McAfee	3,800	160,322
	Microsoft	28,900	686,953
†	Nuance Communications	10,000	120,900
†	Progress Software	3,900	82,563
	Quality Systems	1,800	102,528
†	Radiant Systems	3,900	32,370
†	SolarWinds	900	14,841
†	Symantec	37,155	578,132

			3,323,782

	Specialty Retail–0.59%
†	Aeropostale	2,200	75,394
	American Eagle Outfitters	10,400	147,368
†	Citi Trends	2,000	51,760
	Gap	37,500	615,000
	Guess	2,000	51,560
†	Gymboree	2,100	74,508
†	Hibbett Sports	2,900	52,200
†	Jo-Ann Stores	2,600	53,742
	Staples	30,800	621,236

LVIP Delaware Foundation® Funds–15

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Specialty Retail (continued)
†	Tractor Supply	1,400	$57,848
†	Ulta Salon Cosmetics & Fragrance	9,500	105,640
†	Urban Outfitters	8,400	175,308

			2,081,564

	Textiles, Apparel & Luxury Goods–0.23%
†	G-III Apparel Group	2,500	28,725
	NIKE Class B	13,995	724,662
	Phillips-Van Heusen	2,100	60,249

			813,636

	Thrift & Mortgage Finance–0.07%
	Dime Community Bancshares	7,200	65,592
	First Niagara Financial Group	7,000	79,940
	Provident Financial Services	5,800	52,780
	Washington Federal	4,300	55,900

			254,212

	Tobacco–0.03%
	Philip Morris International	2,400	104,688

			104,688

	Trading Companies & Distributors–0.03%
	Applied Industrial Technologies	3,300	65,010
†	Titan Machinery	3,300	41,877

			106,887

	Wireless Telecommunication Services–0.21%
†	Crown Castle International	24,800	595,696
†	MetroPCS Communications	10,000	133,100

			728,796

	Total U.S. Markets (Cost $66,614,768)		68,700,742

§	DEVELOPED MARKETS–8.23%
	Aerospace & Defense–0.15%
	Finmeccanica	37,960	533,986

			533,986

	Air Freight & Logistics–0.21%
	Deutsche Post	57,879	749,654

			749,654

	Airlines–0.15%
	Singapore Airlines	58,979	541,577

			541,577

	Automobiles–0.31%
	Bayerische Motoren Werke	15,318	576,403
	Toyota Motor	13,300	506,706

			1,083,109

	Beverages–0.18%
	Coca-Cola Amatil	88,529	613,789

			613,789

	Building Products–0.29%
	Asahi Glass	80,000	643,621
	Cie de Saint-Gobain	11,034	368,696

			1,012,317

	Chemicals–0.43%
	Agrium	14,000	558,460
	Linde	6,313	515,922
	Syngenta ADR	9,300	432,636

			1,507,018

	Commercial Banks–0.54%
	Mitsubishi UFJ Financial Group	139,200	864,130
	Nordea Bank	64,664	512,008
	Standard Chartered	28,386	532,257

			1,908,395

	Commercial Services & Supplies–0.02%
	IESI-BFC	4,445	51,784

			51,784

	Communications Equipment–0.18%
	Nokia	43,616	638,630

			638,630

	Construction Materials–0.22%
	Lafarge	11,166	755,610

			755,610

	Diversified Financial Services–0.02%
	First Pacific	144,000	82,685

			82,685

	Diversified Telecommunication Services–0.34%
	France Telecom	20,834	472,190
	Philippine Long Distance Telephone ADR	2,300	114,356
	Telstra	113,543	309,949
	TELUS	11,096	294,322

			1,190,817

	Electronic Equipment, Instruments & Components–0.16%
	Koninklijke Philips Electronics	29,965	551,590

			551,590

	Energy Equipment & Services–0.18%
†	Nabors Industries	8,900	138,662
	Tenaris ADR	3,100	83,824
†	Transocean	5,600	416,024

			638,510

LVIP Delaware Foundation® Funds–16

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Food & Staples Retailing–0.15%
	Metro	11,239	$536,562

			536,562

	Food Products–0.33%
†@	Greggs	78,868	483,863
	Parmalat	283,503	683,497

			1,167,360

	Household Durables–0.13%
	Techtronic Industries	652,500	452,125

			452,125

	Industrial Conglomerates–0.14%
	Tomkins	206,110	502,582

			502,582

	Insurance–0.27%
	Aspen Insurance Holdings	9,600	214,464
	AXA	24,145	453,430
	Everest Re Group	1,900	135,983
	IPC Holdings	2,600	71,084
	Max Capital Group	4,400	81,224

			956,185

	IT Services–0.33%
	Accenture Class A	4,200	140,532
†	CGI Group	113,693	1,010,779

			1,151,311

	Machinery–0.14%
	Vallourec	4,181	507,399

			507,399

	Media–0.59%
	Publicis Groupe	14,123	430,417
	Teleperformance	23,644	718,593
†	Tom Group	764,000	43,869
	Vivendi	25,865	617,956
	WPP	38,239	253,783

			2,064,618

	Metals & Mining–0.07%
	Alumina ADR	10,100	46,460
	Anglo American ADR	13,200	193,248

			239,708

	Multiline Retail–0.35%
	Don Quijote	32,600	627,093
	PPR	7,390	602,746

			1,229,839

	Multi-Utilities–0.18%

	National Grid	68,314	615,187

			615,187

	Office Electronics–0.13%
	Canon	14,000	459,255

			459,255

	Oil Gas & Consumable Fuels–0.59%
	BP	146,659	1,152,573
	Total	17,353	936,510

			2,089,083

	Pharmaceuticals–0.84%
	AstraZeneca	12,028	528,520
†	Eurand	7,000	91,000
	Novartis	15,768	639,108
	Novo Nordisk ADR	8,900	484,694
	Novo Nordisk Class B	12,324	666,062
	Sanofi-Aventis	9,462	555,634

			2,965,018

	Specialty Retail–0.17%
	Esprit Holdings	107,671	600,881

			600,881

	Wireless Telecommunication Services–0.44%
	China Mobile ADR	6,500	325,520
	China Unicom Hong Kong ADR	38,300	510,922
	Vodafone Group	373,896	721,069

			1,557,511

	Total Developed Markets (Cost $29,528,976)		28,954,095

×	EMERGING MARKETS–4.25%
	Air Freight & Logistics–0.02%
	Sinotrans	258,000	58,592

			58,592

	Automobiles–0.03%
@	Oriental Holdings	71,100	110,240

			110,240

	Beverages–0.04%
	Fomento Economico Mexicano ADR	4,300	138,632

			138,632

	Chemicals–0.11%
†	Braskem ADR	12,800	94,208
	Formosa Chemicals & Fibre	100,000	150,335
	Israel Chemicals	13,400	132,775

			377,318

	Commercial Banks–0.33%
	Banco Bradesco ADR	4,500	66,465
	Bangkok Bank	34,500	113,414
	Bank Leumi Le-Israel	20,600	54,208

LVIP Delaware Foundation® Funds–17

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Commercial Banks (continued)
	Hong Leong Bank	72,200	$117,081
	Itau Unibanco Holding ADR	6,800	107,644
	OTP Bank	3,425	61,612
	Sberbank	162,914	206,086
	Standard Bank Group	20,849	239,734
	Turkiye Is Bankasi	41,446	122,110
	VTB Bank GDR	31,900	70,180

			1,158,534

	Commercial Services & Supplies–0.02%
†	Companhia Brasileira de Meios de Pagamento	8,600	73,981

			73,981

	Construction & Engineering–0.03%
	Alarko Holding	64,532	120,609

			120,609

	Construction Materials–0.12%
	Cemex ADR	16,500	154,110
	Siam Cement NVDR	63,100	287,071

			441,181

	Diversified Financial Services–0.13%
†	KB Financial Group ADR	6,600	219,846
	Tongaat Hulett	11,222	130,783
	Yazicilar Holding Class A	28,486	124,780

			475,409

	Diversified Telecommunication Services–0.37%
	China Telecom	296,000	147,429
	Chunghwa Telecom ADR	47,100	933,993
	KT ADR	16,300	234,068

			1,315,490

	Electric Utilities–0.33%
	Centrais Eletricas Brasileiras	54,000	785,705
	Korea Electric Power ADR	31,200	358,800

			1,144,505

	Electronic Equipment, Instruments & Components–0.03%
	LG Display ADR	7,300	91,177

			91,177

	Food & Staples Retailing–0.03%
†	President Chain Store	42,000	107,492

			107,492

	Food Products–0.11%
	CJ	2,720	92,601
	Lotte Confectionery	157	123,157
†	Perdigao ADR	4,300	164,174

			379,932

	Hotels, Restaurants & Leisure–0.03%
	Sun International	9,895	97,924

			97,924

	Household Durables–0.03%
†	Turk Sise ve Cam Fabrikalari	120,958	98,905

			98,905

	Independent Power Producers & Energy Traders–0.05%
	AES Tiete	20,400	192,049

			92,049

	Internet Software & Services–0.04%
†	Sina	3,900	114,972
†	SK Communications	5,891	44,085

			159,057

	IT Services–0.03%
	Travelsky Technology	166,000	92,104

			92,104

	Machinery–0.02%
	Hyundai Elevator	1,391	72,125

			72,125

	Media–0.08%
†	Focus Media Holding ADR	20,400	164,424
	Grupo Televisa ADR	7,000	119,000

			283,424

	Metals & Mining–0.38%
	ArcelorMittal South Africa	6,913	85,584
	Cia de Minas Buenaventura ADR	5,200	124,956
	Gold Fields ADR	14,700	177,135
	Impala Platinum Holdings	6,696	147,956
	MMC Norilsk Nickel ADR	5,518	50,766
	POSCO ADR	1,400	115,738
	Vale ADR	35,400	624,101

			1,326,236

	Oil Gas & Consumable Fuels–0.91%
	China Petroleum & Chemical ADR	1,500	113,790
	Gazprom ADR	23,000	476,100
	LUKOIL ADR	6,500	290,550
	PetroChina ADR	3,200	353,536
	Petroleo Brasileiro ADR	17,400	713,052
	Polski Koncern Naftowy Orlen	14,082	117,032
	PTT Exploration & Production	38,700	154,482
#	Reliance Industries GDR 144A	3,400	289,727
	Sasol ADR	7,800	271,596
	SK Energy	2,175	174,880
	SK Holdings	587	49,039

LVIP Delaware Foundation® Funds–18

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Oil Gas & Consumable Fuels (continued)
	Surgutneftegaz ADR	13,700	$95,215
	Tambang Batubara Bukit Asam	82,000	93,186

			3,192,185

	Paper & Forest Products–0.04%
†	Votorantim Celulose e Papel ADR	11,700	125,307

			125,307

	Real Estate Management & Development–0.07%
†@	IRSA Inversiones y Representaciones GDR	12,200	58,438
	KLCC Property Holdings	110,700	102,669
†	UEM Land Holdings	204,400	90,715

			251,822

	Semiconductors & Semiconductor Equipment–0.44%
	Samsung Electronics	2,576	1,196,260
	Taiwan Semiconductor Manufacturing	119,000	198,092
	United Microelectronics	466,000	155,995

			1,550,347

	Specialty Retail–0.04%
	JD Group	24,781	129,944

			129,944

	Wireless Telecommunication Services–0.39%
	America Movil ADR	5,800	224,576
	Mobile Telesystems ADR	3,400	125,562
	SK Telecom ADR	23,700	359,055
†	Tim Participacoes ADR	5,300	92,379
	Turkcell Iletisim Hizmet ADR	15,800	218,988
†	Vodacom Group	47,029	348,724

			1,369,284

	Total Emerging Markets (Cost $15,050,538)		14,933,805

	Total Common Stock (Cost $111,194,282)		112,588,642

	CONVERTIBLE PREFERRED STOCK–0.04%
	Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	1,500	147,960

	Total Convertible Preferred Stock (Cost $150,000)		147,960

	EXCHANGE TRADED FUNDS–5.18%
	iShares MSCI EAFE Growth Index Fund	211,000	9,746,090
	iShares MSCI EAFE Index Fund	184,700	8,461,107

	Total Exchange Traded Funds (Cost $18,417,291)		18,207,197

	PREFERRED STOCK–0.10%
@	AK Transneft 3.623%	200	102,000
	PNC Funding 8.25%	285,000	239,320

	Total Preferred Stock (Cost $403,457)		341,320

		Principal
		Amount

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.82%
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	93,993	102,359
	Fannie Mae REMIC Series 2003-122 AJ 4.50% 2/25/28	148,146	151,165
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	209,940	223,553
	Freddie Mac REMIC
	Series 2002-83 GH 5.00% 12/25/17	535,000	568,136
	Series 2326 ZQ 6.50% 6/15/31	23,758	25,449
	Series 2557 WE 5.00% 1/15/18	25,000	26,600
	Series 2622 PE 4.50% 5/15/18	25,000	26,304
	Series 2662 MA 4.50% 10/15/31	253,121	258,331
	Series 2694 QG 4.50% 1/15/29	25,000	25,780
	Series 2762 LG 5.00% 9/15/32	25,000	25,966
	Series 2890 PC 5.00% 7/15/30	25,000	26,227
	Series 3128 BC 5.00% 10/15/27	25,000	26,153
	Series 3131 MC 5.50% 4/15/33	285,000	298,085
	Series 3337 PB 5.50% 7/15/30	350,000	362,585
	Series 3416 GK 4.00% 7/15/22	281,491	287,401
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43	170,938	181,621

LVIP Delaware Foundation® Funds–19

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
◆	Freddie Mac Structured Pass Through Securities
	•Series T-60 1A4C 5.395% 3/25/44	260,447	$280,103

	Total Agency Collateralized Mortgage Obligations (Cost $2,789,861)		2,895,818

	AGENCY MORTGAGE-BACKED SECURITIES–4.90%
	Fannie Mae 6.50% 8/1/17	116,099	122,954
•	Fannie Mae ARM
	5.046% 8/1/35	25,821	26,854
	5.14% 11/1/35	187,667	194,874
	5.399% 4/1/36	227,528	237,556
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	457,270	451,290
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35	389,987	377,827
	5.00% 1/1/34	161,015	162,971
	5.00% 10/1/35	138,077	139,755
	5.00% 2/1/36	558,473	565,257
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	537,425	549,212
	5.50% 6/1/23	587,514	615,660
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39	271,685	271,497
	5.00% 9/1/35	24,357	24,885
	5.00% 12/1/36	201,198	205,560
	5.00% 12/1/37	167,698	171,019
	5.00% 1/1/38	274,911	280,356
	5.00% 2/1/38	154,165	157,209
	5.00% 11/1/38	453,410	462,364
	5.50% 4/1/37	977,882	1,010,876
	6.50% 3/1/36	490,970	523,737
	6.50% 6/1/36	355,623	379,356
	6.50% 9/1/36	17,069	18,208
	6.50% 10/1/36	284,309	303,283
	6.50% 3/1/37	268,830	286,771
	6.50% 7/1/37	547,510	583,905
	6.50% 8/1/37	66,361	70,769
	6.50% 10/1/37	21,438	22,862
	6.50% 11/1/37	962,881	1,026,840
	6.50% 12/1/37	372,084	396,800
	7.00% 12/1/37	223,308	242,553
	7.50% 6/1/31	38,707	42,258
	7.50% 1/15/32	18,308	20,044
	Fannie Mae S.F. 30 yr TBA 4.00% 7/1/39	2,780,000	2,773,917
•	Freddie Mac ARM
	4.408% 12/1/33	24,940	25,338
	5.164% 4/1/34	34,194	35,206
	5.677% 7/1/36	209,767	219,394
	5.919% 6/1/37	22,491	23,641
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	104,568	106,475
	4.50% 5/1/20	24,527	25,216
	5.00% 6/1/18	207,932	216,169
	Freddie Mac S.F. 30 yr
	4.50% 10/1/35	34,110	34,061
	5.50% 3/1/37	812,558	839,975
	7.00% 11/1/33	6,916	7,495
	Freddie Mac S.F. 30 yr TBA
	4.50% 7/1/09	1,360,000	1,382,951
	5.00% 7/1/09	1,345,000	1,303,601
	GNMA I S.F. 30 yr 7.00% 12/15/34	271,635	294,596

	Total Agency Mortgage-Backed Securities (Cost $16,920,242)		17,233,397

	COMMERCIAL MORTGAGE-BACKED SECURITIES–2.43%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37	400,000	364,000
	Series 2007-1A D 5.957% 4/15/37	55,000	48,125
•	Bank of America Commercial Mortgage Securities
	Series 2004-3 A5 5.389% 6/10/39	190,000	171,419
	Series 2005-6 AM 5.179% 9/10/47	205,000	127,101
	Series 2007-3 A4 5.658% 6/10/49	140,000	99,071
	Series 2007-4 AM 5.811% 2/10/51	185,000	92,334
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	155,000	137,887
	•Series 2006-PW12 A4 5.719% 9/11/38	280,000	243,509
	Series 2006-PW14 A4 5.201% 12/11/38	300,000	249,232
	Series 2007-PW15 A4 5.331% 2/11/44	350,000	283,256
	•Series 2007-PW16 A4 5.909% 6/11/40	305,000	250,307
	•Series 2007-T28 A4 5.742% 9/11/42	235,000	193,923
◆	Commercial Mortgage Pass Through Certificates
•	#Series 2001-J1A A2 144A 6.457% 2/14/34	270,347	274,929
	Series 2006-C7 A2 5.69% 6/10/46	290,000	272,990

LVIP Delaware Foundation® Funds–20

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
#	Crown Castle Towers 144A
	Series 2005-1A C 5.074% 6/15/35	225,000	$222,750
	Series 2006-1A 5.362% 11/15/36	190,000	186,200
	General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	120,000	122,335
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	295,000	263,001
	Series 2005-GG4 A4 4.761% 7/10/39	220,000	169,592
	Series 2005-GG4 A4A 4.751% 7/10/39	255,000	216,485
	•Series 2006-GG6 A4 5.553% 4/10/38	275,000	226,480
•#	@Series 2006-RR3 A1S 144A 5.761% 7/18/56	425,000	80,750
	•Series 2007-GG10 A4 5.805% 8/10/45	330,000	249,371
•	Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	225,000	207,881
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	310,000	307,121
	Series 2003-C1 A2 4.985% 1/12/37	580,000	541,299
	•Series 2005-LDP5 A4 5.344% 12/15/44	360,000	304,340
	Series 2006-LDP9 A2 5.134% 5/15/47	150,000	124,139
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	485,000	503,601
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	81,647
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	137,750
	Series 2006-T23 A4 5.984% 8/12/41	190,000	160,732
	Series 2007-IQ14 A4 5.692% 4/15/49	260,000	189,520
	Series 2007-T27 A4 5.650% 6/11/42	1,000,000	839,064
•#	Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.591% 2/15/33	100,000	73,027
#	STRIP III Series 2003-1A AFIX 144A 3.308% 3/24/18	48,817	48,329
	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	480,000	463,614

	Total Commercial Mortgage-Backed Securities (Cost $9,519,002)		8,527,111

	CONVERTIBLE BONDS–0.75%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	420,000	381,150
#	Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/49	420,000	415,275
	Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	65,000	58,013
	Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	420,000	389,025
	ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	350,000	281,750
	Qwest Communications International 3.50% exercise price $5.23, expiration date 11/15/25	335,000	331,650
#	Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13	315,000	261,450
#	Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	335,000	261,300
•	Wyeth 0.965% exercise price $59.75, expiration date 1/15/24	270,000	270,837

	Total Convertible Bonds (Cost $2,605,108)		2,650,450

	CORPORATE BONDS–25.30%
	Aerospace & Defense–0.29%
#	BAE Systems Holdings 144A
	4.95% 6/1/14	55,000	55,343
	6.375% 6/1/19	945,000	967,926
	L-3 Communications 6.125% 7/15/13	3,000	2,843
	Moog 7.25% 6/15/18	2,000	1,880

			1,027,992

LVIP Delaware Foundation® Funds–21

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Airlines–0.00%
	Delta Air Lines 7.92% 11/18/10	3,000	$2,760

			2,760

	Auto Components–0.07%
#	Allison Transmission 144A 11.00% 11/1/15	95,000	75,525
	Goodyear Tire & Rubber
	9.00% 7/1/15	4,000	3,980@
	10.50% 5/15/16	151,000	153,265

			232,770

	Beverages–0.52%
#	Anheuser-Busch InBev Worldwide 144A
	7.75% 1/15/19	945,000	1,035,269
	8.20% 1/15/39	485,000	541,737
	Constellation Brands
	7.25% 9/1/16	160,000	148,800
	8.125% 1/15/12	3,000	3,015
	Cott Beverages 8.00% 12/15/11	3,000	2,805
	Dr Pepper Snapple Group 6.12% 5/1/13	85,000	88,070

			1,819,696

	Biotechnology–0.01%
	Amgen 5.70% 2/1/19	20,000	21,139

			21,139

	Building Products–0.00%
	Associated Materials 9.75% 4/15/12	3,000	2,640
	Building Materials 7.75% 8/1/14	3,000	2,685
	USG 6.30% 11/15/16	4,000	2,980

			8,305

	Capital Markets–2.14%
	Bank of New York Mellon 4.95% 3/15/15	570,000	545,100
	Credit Suisse/New York 5.50% 5/1/14	1,140,000	1,185,641
	Goldman Sachs Group
	5.25% 10/15/13	120,000	122,588
	5.95% 1/18/18	240,000	233,173
	6.15% 4/1/18	605,000	589,994
	6.75% 10/1/37	132,000	117,691
	7.50% 2/15/19	1,315,000	1,410,493
	Jefferies Group
	6.25% 1/15/36	240,000	165,998
	6.45% 6/8/27	305,000	224,877
	8.50% 7/15/19	195,000	193,756
	LaBranche 11.00% 5/15/12	10,000	9,163
	Lazard Group
	6.85% 6/15/17	241,000	221,725
	7.125% 5/15/15	46,000	42,311
	Morgan Stanley
	5.30% 3/1/13	450,000	456,165
	5.375% 10/15/15	1,340,000	1,314,723
	6.25% 8/28/17	520,000	503,933
#@	Nuveen Investments 144A 10.50% 11/15/15	277,000	192,515

			7,529,846

	Chemicals–0.65%
	Dow Chemical
	8.55% 5/15/19	545,000	546,869
	9.40% 5/15/39	300,000	309,601
	Huntsman International
	7.375% 1/1/15	5,000	3,950
	7.875% 11/15/14	207,000	165,083
	Innophos 8.875% 8/15/14	254,000	233,680
	Lubrizol 8.875% 2/1/19	760,000	884,402
#	MacDermid 144A 9.50% 4/15/17	6,000	4,410
#	Nalco 144A 8.25% 5/15/17	3,000	3,030
	Rockwood Specialties Group 8.25% 11/15/14	125,000	118,125

			2,269,150

	Commercial Banks–2.26%
•	BAC Capital Trust XIV 5.63% 12/31/49	6,000	3,002
	Barclays Bank
	6.75% 5/22/19	1,075,000	1,068,053
	#144A 6.05% 12/4/17	180,000	156,336
	BB&T
	4.90% 6/30/17	82,000	73,010
	6.85% 4/30/19	825,000	859,502
	BB&T Capital Trust I 5.85% 8/18/35	10,000	7,521
	BB&T Capital Trust II 6.75% 6/7/36	15,000	12,032
#@	CoBank ACB 144A 7.875% 4/16/18	250,000	239,826
	PNC Bank 6.875% 4/1/18	750,000	742,636
	PNC Funding
	5.25% 11/15/15	2,000	1,904
	5.625% 2/1/17	5,000	4,641
@	Popular North America Capital Trust I 6.564% 9/15/34	167,000	89,259
•#	Rabobank Nederlands 144A 11.00% 12/29/49	1,155,000	1,288,193
	Silicon Valley Bank
	5.70% 6/1/12	250,000	235,834
	6.05% 6/1/17	250,000	193,707

LVIP Delaware Foundation® Funds–22

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)
	U.S. Bank North America
	4.80% 4/15/15	178,000	$175,088
	4.95% 10/30/14	250,000	258,295
•	USB Capital IX 6.189% 10/29/49
	VTB Capital	710,000	479,428
	6.875% 5/29/18	135,000	124,200
	#144A 6.875% 5/29/18	110,000	99,550
	Wachovia 5.75% 6/15/17	107,000	105,728
•	Wells Fargo Capital XIII 7.70% 12/29/49	1,890,000	1,569,901
	Zions Bancorporation
	5.50% 11/16/15	204,000	147,021
	5.65% 5/15/14	3,000	2,265
	6.00% 9/15/15	2,000	1,432

			7,938,364

	Commercial Services & Supplies–0.85%
	Allied Waste North America
	6.875% 6/1/17	55,000	54,532
	7.125% 5/15/16	270,000	271,715
	ARAMARK 8.50% 2/1/15	45,000	43,875
	Browning-Ferris Industries 7.40% 9/15/35	965,000	906,136
	Casella Waste Systems 9.75% 2/1/13	130,000	117,650
	Cornell 10.75% 7/1/12	1,000	995
	Corrections Corporation of America 7.75% 6/1/17	6,000	5,940
	FTI Consulting
	7.625% 6/15/13	3,000	2,933
	7.75% 10/1/16	2,000	1,920
	Global Cash Access/Finance 8.75% 3/15/12	4,000	3,720
	International Lease Finance
	5.35% 3/1/12	238,000	185,878
	5.55% 9/5/12	5,000	3,887
	5.625% 9/20/13	10,000	7,561
	5.875% 5/1/13	180,000	136,449
	6.375% 3/25/13	837,000	637,293
	6.625% 11/15/13	295,000	227,264
	Iron Mountain
	6.625% 1/1/16	2,000	1,800
	8.00% 6/15/20	169,000	158,015
	8.75% 7/15/18	26,000	25,740
	Mobile Mini 6.875% 5/1/15	2,000	1,675
	Waste Management
	7.10% 8/1/26	170,000	160,572
	7.375% 3/11/19	22,000	23,617

			2,979,167

	Communications Equipment–0.03%
	Alcatel-Lucent USA 6.45% 3/15/29	203,000	116,218

			116,218

	Consumer Finance–0.80%
	Capital One Bank 8.80% 7/15/19	795,000	813,538
	Capital One Financial 7.375% 5/23/14	465,000	479,986
	Cardtronics
	9.25% 8/15/13	258,000	232,200
	9.75% 8/15/13	2,000	1,800
	Ford Motor Credit
	7.25% 10/25/11	575,000	497,589
	7.375% 10/28/09	10,000	9,915
	7.80% 6/1/12	100,000	86,095
	8.00% 6/1/14	6,000	4,859
	9.875% 8/10/11	407,000	376,667
#	GMAC 144A
	6.00% 12/15/11	2,000	1,730
	6.625% 5/15/12	6,000	5,070
	6.875% 9/15/11	13,000	11,505
	6.875% 8/28/12	6,000	5,070
	SLM 8.45% 6/15/18	330,000	282,727

			2,808,751

	Containers & Packaging–0.14%
#	BWAY 144A 10.00% 4/15/14	62,000	62,155
	Crown Americas
	7.625% 11/15/13	7,000	6,860
	#144A 7.625% 5/15/17	2,000	1,940
	Graham Packaging 9.875% 10/15/14	8,000	7,480
	Graphic Packaging International
	9.50% 8/15/13	345,000	331,200
	#144A 9.50% 6/15/17	2,000	1,980
@	Intertape Polymer 8.50% 8/1/14	1,000	446
#	Plastipak Holdings 144A 8.50% 12/15/15	3,000	2,704
	Pregis 12.375% 10/15/13	1,000	750
	Rock-Tenn
	9.25% 3/15/16	2,000	2,045
	#144A 9.25% 3/15/16	2,000	2,045
	Solo Cup 8.50% 2/15/14	98,000	80,850

			500,455

	Diversified Financial Services–2.02%
	Bank of America
	5.125% 11/15/14	2,000	1,882
	5.30% 3/15/17	255,000	216,681
	5.75% 12/1/17	160,000	142,698

LVIP Delaware Foundation® Funds–23

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)
	Bank of America
	6.00% 10/15/36	250,000	$200,965
	6.10% 6/15/17	265,000	233,859
	7.375% 5/15/14	650,000	672,142
	CIT Group
	4.75% 12/15/10	1,000	785
	5.40% 1/30/16	1,000	565
	5.65% 2/13/17	5,000	2,825
	5.85% 9/15/16	10,000	5,653
	#144A 12.00% 12/18/18	5,000	2,351
	Citigroup
	6.125% 5/15/18	205,000	179,599
	6.50% 8/19/13	527,000	512,370
	8.50% 5/22/19	742,000	756,044
	General Electric Capital
	5.875% 1/14/38	2,057,000	1,632,797
	6.75% 3/15/32	2,000	1,800
	6.875% 1/10/39	325,000	293,400
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	160,000	61,600
	JPMorgan Chase 6.30% 4/23/19	1,360,000	1,370,400
	JPMorgan Chase Capital XXV 6.80% 10/1/37	757,000	652,879
•#	USB Realty 144A 6.091% 12/22/49	300,000	174,101

			7,115,396

	Diversified Telecommunication Services–1.79%
	AT&T 6.70% 11/15/13	275,000	302,298
	Cincinnati Bell 7.00% 2/15/15	6,000	5,400
	Citizens Communications
	6.25% 1/15/13	2,000	1,850
	7.125% 3/15/19	295,000	252,963
	Deutsche Telekom International Finance
	4.875% 7/8/14	755,000	760,730
	5.25% 7/22/13	240,000	246,735
	6.00% 7/8/19	305,000	308,289
#	DigitalGlobe 144A 10.50% 5/1/14	2,000	2,080
	GCI 7.25% 2/15/14	1,000	918
	Hughes Network Systems/Finance 9.50% 4/15/14	139,000	136,220
	Inmarsat Finance II 10.375% 11/15/12	16,000	16,640
	Intelsat Jackson Holdings 11.25% 6/15/16	225,000	230,625
#	Intelsat Subsidiary Holding 144A 8.875% 1/15/15	3,000	2,910
#	PAETEC Holding 144A 8.875% 6/30/17	80,000	75,600
#	Qwest 144A 8.375% 5/1/16	100,000	97,000
	Qwest Communications International 7.50% 2/15/14	4,000	3,670
	Telecom Italia Capital
	4.00% 1/15/10	142,000	142,699
	4.95% 9/30/14	160,000	153,344
	5.25% 11/15/13	5,000	4,908
	5.25% 10/1/15	150,000	144,990
	6.20% 7/18/11	232,000	240,280
	7.175% 6/18/19	835,000	847,929
	7.721% 6/4/38	65,000	66,385
	Telefonica Emisiones 4.949% 1/15/15	890,000	905,730
#	Telesat Canada 144A
	11.00% 11/1/15	152,000	156,560
	12.50% 11/1/17	3,000	2,970
	Time Warner Telecom Holdings 9.25% 2/15/14	5,000	4,988
	Verizon Communications
	5.50% 2/15/18	87,000	86,547
	6.10% 4/15/18	57,000	58,567
	6.35% 4/1/19	634,000	660,742
	6.90% 4/15/38	10,000	10,465
	8.75% 11/1/18	200,000	237,288
	Windstream 8.125% 8/1/13	112,000	108,920

			6,277,240

	Electric Utilities–0.74%
#	Calpine Construction Finance 144A 8.00% 6/1/16	118,000	113,575
	Commonwealth Edison 6.15% 9/15/17	235,000	244,534
	Edison Mission Energy 7.20% 5/15/19	4,000	3,000
	Illinois Power
	6.125% 11/15/17	425,000	413,579
	9.75% 11/15/18	52,000	59,963
	Indiana Michigan Power 7.00% 3/15/19	227,000	244,406
	Ipalco Enterprises 8.625% 11/14/11	2,000	2,020
	Jersey Central Power & Light 7.35% 2/1/19	575,000	633,234
#	Kansas Gas & Electric 144A 6.70% 6/15/19	85,000	89,429
◆	Mirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	254,057	252,787
	Mirant North America 7.375% 12/31/13	1,000	965
	Pacificorp 5.25% 6/15/35	195,000	186,021
	PPL Electric Utilities 7.125% 11/30/13	215,000	241,546

LVIP Delaware Foundation® Funds–24

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)
	Texas Competitive Electric Holdings 10.25% 11/1/15	185,000	$116,088

			2,601,147

	Electronic Equipment, Instruments & Components–0.00%
	Anixter 10.00% 3/15/14	2,000	2,000
	Celestica 7.625% 7/1/13	4,000	3,920
	Flextronics International 6.25% 11/15/14	2,000	1,880
	Sanmina-SCI 8.125% 3/1/16	3,000	2,201

			10,001

	Energy Equipment & Services–0.28%
	Complete Production Services 8.00% 12/15/16	12,000	10,320
	Cie Generale de Geophysique-Veritas 7.75% 5/15/17	5,000	4,575
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	83,000	76,153
	Key Energy Services 8.375% 12/1/14	5,000	4,438
	Weatherford International
	5.15% 3/15/13	30,000	29,946
	5.95% 6/15/12	120,000	125,376
	7.00% 3/15/38	677,000	653,813
	9.625% 3/1/19	42,000	49,490
	9.875% 3/1/39	35,000	42,934

			997,045

	Food & Staples Retailing–0.72%
	CVS Caremark 4.875% 9/15/14	366,000	371,892
◆#	CVS Pass Through Trust 144A 8.353% 7/10/31	295,000	296,475
	Delhaize America 9.00% 4/15/31	289,000	351,755
	Delhaize Group 5.875% 2/1/14	210,000	215,819
	6.50% 6/15/17	680,000	695,468
#	Ingles Markets 144A 8.875% 5/15/17	4,000	3,950
	Kroger
	6.80% 12/15/18	185,000	198,366
	7.50% 1/15/14	315,000	352,817
	New Albertsons 7.25% 5/1/13	1,000	965
	Supervalu 8.00% 5/1/16	61,000	59,475

			2,546,982

	Food Products–0.08%
#	Dole Food 144A 13.875% 3/15/14	4,000	4,420
#	JBS USA Finance 144A 11.625% 5/1/14	26,000	24,700
#	M-Foods Holdings 144A 9.75% 10/1/13	2,000	1,935
	National Beef Packing 10.50% 8/1/11	3,000	2,955
	Smithfield Foods
	7.75% 5/15/13	3,000	2,475
	#144A 10.00% 7/15/14	230,000	228,275
#	Tyson Foods 144A 10.50% 3/1/14	4,000	4,360

			269,120

	Gas Utilities–0.00%
	AmeriGas Partners 7.125% 5/20/16	2,000	1,840
	Inergy Finance
	6.875% 12/15/14	2,000	1,830
	8.25% 3/1/16	2,000	1,915

			5,585

	Health Care Equipment & Supplies–0.47%
	Bausch & Lomb 9.875% 11/1/15	88,000	84,480
	Beckman Coulter
	6.00% 6/1/15	115,000	120,631
	7.00% 6/1/19	95,000	100,586
	Biomet 11.625% 10/15/17	82,000	80,770
	Biomet PIK 10.375% 10/15/17	63,000	61,268
	Hospira 6.40% 5/15/15	1,015,000	1,069,748
	Inverness Medical Innovations 9.00% 5/15/16	125,000	121,250
	Universal Hospital Services PIK 8.50% 6/1/15	3,000	2,843

			1,641,576

	Health Care Providers & Services–1.45%
	Alliance Imaging 7.25% 12/15/12	2,000	1,950
	Community Health Systems 8.875% 7/15/15	19,000	18,715
	Express Scripts
	6.25% 6/15/14	30,000	31,777
	7.25% 6/15/19	800,000	883,783
	HCA
	6.50% 2/15/16	6,000	4,875
	9.25% 11/15/16	18,000	17,775
	HCA PIK 9.625% 11/15/16	84,000	83,370
•	HealthSouth 7.218% 6/15/14	6,000	5,505
	McKesson
	6.50% 2/15/14	82,000	87,574
	7.50% 2/15/19	475,000	535,857
	Medco Health Solutions 7.125% 3/15/18	505,000	532,666
	Psychiatric Solutions
	7.75% 7/15/15	5,000	4,600
	#144A 7.75% 7/15/15	5,000	4,600

LVIP Delaware Foundation® Funds–25

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Health Care Providers & Services (continued)
	Quest Diagnostic
	5.45% 11/1/15	614,000	$595,882
	6.40% 7/1/17	32,000	32,711
	Select Medical 7.625% 2/1/15	10,000	8,175
	Tenet Healthcare 7.375% 2/1/13	83,000	75,115
	UnitedHealth Group
	5.50% 11/15/12	338,000	350,042
	5.80% 3/15/36	894,000	725,304
•	US Oncology Holdings PIK 6.904% 3/15/12	7,000	5,933
	WellPoint
	5.00% 1/15/11	315,000	323,085
	5.95% 12/15/34	54,000	43,596
	6.00% 2/15/14	725,000	739,081
	6.375% 6/15/37	2,000	1,839

			5,113,810

	Hotels, Restaurants & Leisure–0.25%
	Carrols 9.00% 1/15/13	40,000	37,700
	Denny’s Holdings 10.00% 10/1/12	1,000	975
	Gaylord Entertainment
	6.75% 11/15/14	4,000	3,010
	8.00% 11/15/13	4,000	3,430
#	Harrahs Operating Escrow 144A 11.25% 6/1/17	13,000	12,350
#	Landry’s Restaurants 144A 14.00% 8/15/11	3,000	2,865
	MGM MIRAGE
	6.625% 7/15/15	2,000	1,315
	7.50% 6/1/16	1,000	654
	7.625% 1/15/17	4,000	2,610
	#144A 10.375% 5/15/14	45,000	46,913
	#144A 11.125% 11/15/17	142,000	151,230
	#144A 13.00% 11/15/13	222,000	244,199
	OSI Restaurant Partners 10.00% 6/15/15	53,000	36,438
	Pinnacle Entertainment 7.50% 6/15/15	175,000	150,500
#@	Pokagon Gaming Authority 144A 10.375% 6/15/14	5,000	4,925
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	4,000	2,420
#	Speedway Motorsports 144A 8.75% 6/1/16	4,000	4,070
	Yum Brands 6.875% 11/15/37	179,000	180,995

			886,599

	Household Durables–0.11%
	Beazer Homes USA 8.625% 5/15/11	2,000	1,370
	Jarden
	7.50% 5/1/17	83,000	73,040
	8.00% 5/1/16	6,000	5,745
	JohnsonDiversey Holdings 10.67% 5/15/13	3,000	2,535
	M/I Homes 6.875% 4/1/12	2,000	1,610
	Meritage Homes
	6.25% 3/15/15	1,000	790
	7.00% 5/1/14	5,000	4,125
	Mohawk Industries 6.625% 1/15/16	3,000	2,669
	Ryland Group
	5.375% 5/15/12	144,000	136,080
	8.40% 5/15/17	155,000	149,575

			377,539

	Independent Power Producers & Energy Traders–0.10%
	AES
	7.75% 3/1/14	1,000	953
	8.00% 10/15/17	3,000	2,805
	8.00% 6/1/20	49,000	44,223
	#144A 8.75% 5/15/13	1,000	1,020
	NRG Energy
	7.25% 2/1/14	65,000	63,213
	7.375% 2/1/16	46,000	43,643
	7.375% 1/15/17	95,000	89,774
	RRI Energy
	6.75% 12/15/14	124,000	120,124
	7.625% 6/15/14	2,000	1,840

			367,595

	Industrial Conglomerates–0.25%
	Orion Power Holdings 12.00% 5/1/10	4,000	4,160
	Tyco International Finance 8.50% 1/15/19	800,000	888,498

			892,658

	Insurance–0.60%
	ACE INA Holdings 5.90% 6/15/19	395,000	396,667
•#	Liberty Mutual Group 144A 10.75% 6/15/58	15,000	10,818
	MetLife
	6.75% 6/1/16	1,080,000	1,101,005
	6.817% 8/15/18	110,000	110,968
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	356,819
#	Metroploitan Life Global Funding I 144A 5.125% 4/10/13	125,000	127,243
‡◆#	Twin Reefs Pass Through Trust 144A 1.386% 12/31/49	200,000	650

			2,104,170

LVIP Delaware Foundation® Funds–26

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Internet & Catalog Retail–0.00%
#	Expedia 144A 8.50% 7/1/16	2,000	$1,930

			1,930

	Internet Software & Services–0.02%
#	Terremark Worldwide 144A 12.00% 6/15/17	75,000	72,375

			72,375

	IT Services–0.04%
	Lender Processing Services 8.125% 7/1/16	2,000	1,970
	SunGard Data Systems
	9.125% 8/15/13	131,000	124,450@
	10.25% 8/15/15	7,000	6,501

			132,921

	Life Sciences Tools & Services–0.00%
#	Bio-Rad Laboratories 144A 8.00% 9/15/16	2,000	1,985

			1,985

	Machinery–0.00%
	RBS Global/Rexnord 11.75% 8/1/16	3,000	2,228
	Thermadyne Holdings 10.00% 2/1/14	4,000	2,685

			4,913

	Media–2.22%
	Belo 6.75% 5/30/13	4,000	3,200
‡#	Charter Communications Operating 144A@
	10.00% 4/30/12	2,000	1,935@
	10.375% 4/30/14	2,000	1,925@
	10.875% 9/15/14	326,000	339,040
	Comcast
	•1.439% 7/14/09	168,000	168,048
	5.85% 11/15/15	169,000	175,370
	6.30% 11/15/17	44,000	46,644
	6.50% 1/15/15	464,000	492,729
#	COX Communications 144A
	6.25% 6/1/18	250,000	247,549
	6.95% 6/1/38	875,000	844,866
	8.375% 3/1/39	340,000	380,207
	CSC Holdings
	6.75% 4/15/12	190,000	184,300
	#144A 8.50% 4/15/14	172,000	171,355
	#144A 8.50% 6/15/15	1,000	988
	DIRECTV Holdings 7.625% 5/15/16	3,000	2,933
	Echostar DBS 7.125% 2/1/16	182,000	170,625
	Interpublic Group 6.25% 11/15/14	8,000	7,040
	Lamar Media
	6.625% 8/15/15	4,000	3,520
	6.625% 8/15/15	2,000	1,700
	Mediacom Capital 9.50% 1/15/13	4,000	3,830
	Nielsen Finance@
	10.00% 8/1/14	3,000	2,854
	#144A 11.50% 5/1/16	20,000	19,550
	#144A 11.625% 2/1/14	135,000	134,663
	Quebecor Media 7.75% 3/15/16	2,000	1,823
#	Rainbow National Services 144A 10.375% 9/1/14	2,000	2,083
	Time Warner Cable
	6.75% 7/1/18	227,000	236,834
	6.75% 6/15/39	200,000	195,272
	7.50% 4/1/14	1,515,000	1,670,591
#	Univision Communications 144A 12.00% 7/1/14	230,000	227,125
	Videotron
	9.125% 4/15/18	3,000	3,064
	6.875% 1/15/14	61,000	56,730
	#144A 9.125% 4/15/18	1,000	1,021
	Visant Holding 8.75% 12/1/13	4,000	3,950
#	Vivendi 144A 6.625% 4/4/18	985,000	993,245
	WPP Finance 8.00% 9/15/14	980,000	996,261

			7,792,870

	Metals & Mining–0.82%
	ArcelorMittal
	6.125% 6/1/18	1,055,000	924,643
	9.85% 6/1/19	170,000	183,760
	California Steel Industries 6.125% 3/15/14	2,000	1,700
#	Compass Minerals International 144A 8.00% 6/1/19	4,000	3,985
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17	405,000	408,612
•	Noranda Aluminum Acquisition PIK 5.413% 5/15/15	3,000	1,669
	Reliance Steel & Aluminum 6.85% 11/15/36	300,000	172,301
	Ryerson
	•8.403% 11/1/14	2,000	1,465@
	12.00% 11/1/15	1,000	820
#@	Severstal 144A 9.75% 7/29/13	319,000	263,175
	Southern Copper 7.50% 7/27/35	226,000	204,885
	Steel Dynamics
	6.75% 4/1/15	155,000	138,725
	#144A 8.25% 4/15/16	10,000	9,475
#	Teck Resources 144A@
	10.25% 5/15/16	72,000	75,513@
	10.75% 5/15/19	152,000	163,652
	United States Steel 7.00% 2/1/18	4,000	3,480

LVIP Delaware Foundation® Funds–27

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Metals & Mining (continued)
@	Vale Overseas 6.875% 11/21/36	233,000	$221,817
#	Vedanta Resources 144A 8.75% 1/15/14	106,000	96,990

			2,876,667

	Multiline Retail–0.61%
	Dollar General PIK 11.875% 7/15/17	2,000	2,170
	Macy’s Retail Holdings
	6.65% 7/15/24	253,000	167,888
	8.875% 7/15/15	364,000	352,648@
	10.625% 11/1/10	3,000	3,059
	Nordstrom
	6.75% 6/1/14	270,000	280,960
	7.00% 1/15/38	362,000	324,711
	Target
	5.125% 1/15/13	240,000	254,426
	6.50% 10/15/37	650,000	659,646
	7.00% 1/15/38	100,000	106,925

			2,152,433

	Multi-Utilities–0.16%
	Ameren 8.875% 5/15/14	77,000	79,552
	Sempra Energy 6.50% 6/1/16	450,000	470,381

			549,933

	Office Electronics–0.17%
	Xerox 8.25% 5/15/14	585,000	608,925

			608,925

	Oil Gas & Consumable Fuels–2.29%
	Anadarko Petroleum
	5.75% 6/15/14	5,000	5,089
	6.95% 6/15/19	117,000	118,286
	8.70% 3/15/19	295,000	331,020
	Berry Petroleum 10.25% 6/1/14	2,000	2,030
	Bill Barrett 9.875% 7/15/16	35,000	33,310
	Chesapeake Energy
	6.375% 6/15/15	1,000	895
	6.625% 1/15/16	5,000	4,413
	7.25% 12/15/18	131,000	114,625
	9.50% 2/15/15	272,000	275,400
	Copano Energy 7.75% 6/1/18	4,000	3,630
	Denbury Resources
	7.50% 4/1/13	91,000	87,360
	9.75% 3/1/16	82,000	84,665
	Dynergy Holdings 7.75% 6/1/19	74,000	57,998
	El Paso
	6.875% 6/15/14	101,000	94,763
	7.00% 6/15/17	4,000	3,663
	7.25% 6/1/18	121,000	112,322
	8.25% 2/15/16	111,000	108,503
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	2,000	1,973
	Enbridge Energy 9.875% 3/1/19	195,000	226,433
	Energy Transfer Partners
	8.50% 4/15/14	5,000	5,614
	9.70% 3/15/19	225,000	258,730
	Enterprise Products Operating
	5.00% 3/1/15	125,000	115,299
	5.60% 10/15/14	100,000	102,890
	6.30% 9/15/17	780,000	785,111
	6.50% 1/31/19	120,000	122,172
	Forest Oil 7.25% 6/15/19	4,000	3,600
#	Gaz Capital 144A 9.25% 4/23/19	100,000	100,875
#	Gulfstream Natural Gas System 144A 6.95% 6/1/16	170,000	178,272
#	Hilcorp Energy I 144A
	7.75% 11/1/15	3,000	2,550
	9.00% 6/1/16	3,000	2,625
#	Holly 144A 9.875% 6/15/17	143,000	139,425
	Husky Energy 5.90% 6/15/14	95,000	99,490
	International Coal Group 10.25% 7/15/14	4,000	2,840
	Kinder Morgan Energy Partners
	5.625% 2/15/15	5,000	5,060
	6.85% 2/15/20	300,000	308,081
	9.00% 2/1/19	70,000	79,748
	Mariner Energy 8.00% 5/15/17	4,000	3,340
	MarkWest Energy Partners 8.75% 4/15/18	3,000	2,610
	Massey Energy 6.875% 12/15/13	188,000	172,960
	Noble Energy 8.25% 3/1/19	630,000	718,001
	OPTI Canada
	7.875% 12/15/14	2,000	1,305
	8.25% 12/15/14	7,000	4,655
	Petrobras International Finance 7.875% 3/15/19	132,000	144,540
	Petrohawk Energy
	7.875% 6/1/15	2,000	1,860
	9.125% 7/15/13	7,000	7,000
	#144A 10.50% 8/1/14	190,000	195,225
	Petroleum Development 12.00% 2/15/18	2,000	1,690
	Plains All American Pipeline
	6.50% 5/1/18	253,000	256,440
	8.75% 5/1/19	745,000	846,818
	Plains Exploration & Production 7.625% 6/1/18	4,000	3,610
	Quicksilver Resources 11.75% 1/1/16	75,000	78,000
	Range Resources
	7.25% 5/1/18	3,000	2,820
	8.00% 5/15/19	128,000	126,560

LVIP Delaware Foundation® Funds–28

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Oil Gas & Consumable Fuels (continued)
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	315,000	$309,335
	Regency Energy Partners
	8.375% 12/15/13	2,000	1,940
	#144A 9.375% 6/1/16	3,000	2,918
#	SandRidge Energy 144A 9.875% 5/15/16	142,000	137,740
	Talisman Energy 7.75% 6/1/19	840,000	932,183
	Whiting Petroleum 7.25% 5/1/13	108,000	102,870

			8,033,180

	Paper & Forest Products–0.06%
	Domtar 7.125% 8/15/15	1,000	840
	Georgia-Pacific
	7.70% 6/15/15	1,000	940
	8.875% 5/15/31	1,000	870
	#144A 7.00% 1/15/15	2,000	1,880
	#144A 7.125% 1/15/17	2,000	1,870
	#144A 8.25% 5/1/16	4,000	3,900
	Norske Skog Canada 8.625% 6/15/11	3,000	1,815
#@	Norske Skogindustrier 144A 7.125% 10/15/33	3,000	1,485
#@	Sappi Papier Holding 144A 6.75% 6/15/12	275,000	184,471

			198,071

	Pharmaceuticals–0.10%
	Elan Finance 7.75% 11/15/11	1,000	930
	Wyeth 5.50% 2/1/14	332,000	355,677

			356,607

	Real Estate Investment Trusts–0.05%
#	Host Hotels & Resorts 144A 9.00% 5/15/17	5,000	4,788
@	Potlatch 12.50% 12/1/09	3,000	3,095
	Regency Centers 5.875% 6/15/17	211,000	171,193

			179,076

	Road & Rail–0.33%
	CSX
	5.75% 3/15/13	5,000	5,131
	6.25% 3/15/18	205,000	207,097
	7.375% 2/1/19	160,000	174,068
	7.45% 4/1/38	655,000	711,419
	7.90% 5/1/17	67,000	74,195

			1,171,910

	Semiconductors & Semiconductor Equipment–0.00%
	Amkor Technology 7.75% 5/15/13	2,000	1,843
	Avago Technologies Finance 10.125% 12/1/13	3,000	3,075

			4,918

	Software–0.09%
	Oracle 3.75% 7/8/14	300,000	300,000

			300,000

	Specialty Retail–0.03%
	Sally Holdings 10.50% 11/15/16	6,000	5,970
	Toys R Us 7.625% 8/1/11	103,000	95,790

			101,760

	Textiles, Apparel & Luxury Goods–0.07%
#	Invista 144A 9.25% 5/1/12	4,000	3,790
	Levi Strauss 9.75% 1/15/15	8,000	7,900
	VF 6.45% 11/1/37	255,000	242,746

			254,436

	Tobacco–0.06%
	Alliance One International
	8.50% 5/15/12	1,000	993@
	11.00% 5/15/12	1,000	1,050
	#144A 10.00% 7/15/16	225,000	214,312

			216,355

	Trading Companies & Distributors–0.10%
#	Ashtead Holdings 144A 8.625% 8/1/15	75,000	64,313
	Hertz
	8.875% 1/1/14	3,000	2,775@
	10.50% 1/1/16	2,000	1,790
	RSC Equipment Rental
	9.50% 12/1/14	3,000	2,423
	#144A 10.00% 7/15/17	270,000	262,912

			334,213

	Wireless Telecommunication Services–1.46%
	America Movil 5.625% 11/15/17	65,000	63,856
	American Tower 7.00% 10/15/17	80,000	77,800
	AT&T Wireless 8.125% 5/1/12	609,000	682,260
	Cricket Communications
	9.375% 11/1/14	413,000	408,870
	#144A 7.75% 5/15/16	3,000	2,903
	Crown Castle International 9.00% 1/15/15	7,000	7,158
#	Digicel Group 144A 12.00% 4/1/14	100,000	99,500
	MetroPCS Wireless
	9.25% 11/1/14	182,000	181,773
	#144A 9.25% 11/1/14	45,000	44,775
	Nextel Communications 7.375% 8/1/15	378,000	303,345

LVIP Delaware Foundation® Funds–29

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Wireless Telecommunication Services (continued)
	Rogers Communications
	6.80% 8/15/18	605,000	$649,684
	8.00% 12/15/12	120,000	124,200
	Sprint Capital 8.375% 3/15/12-00	5,000	4,950
	Sprint Nextel 6.00% 12/1/16	364,000	299,390
#	Verizon Wireless 144A 5.55% 2/1/14	385,000	409,139
	Virgin Media Finance 8.75% 4/15/14	225,000	220,500
	Vodafone Group
	5.00% 12/16/13	2,000	2,076
	5.00% 9/15/15	810,000	814,396
	5.375% 1/30/15	725,000	740,406
	5.625% 2/27/17	2,000	2,034

			5,139,015

	Total Corporate Bonds (Cost $87,098,270)		88,945,569

	FOREIGN AGENCIES–0.22%
	Germany–0.14%
	KFW 4.875% 6/17/19	485,000	503,545

			503,545

	Republic of Korea–0.08%
	Korea Development Bank 5.30% 1/17/13	270,000	266,940

			266,940

	Total Foreign Agencies (Cost $765,378)		770,485

	MUNICIPAL BONDS–0.52%
	California State Taxable Various Purpose 7.55% 4/1/39	1,205,000	1,104,949
	New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	320,000	254,147
	Oregon State Taxable Pension 5.892% 6/1/27	485,000	468,282

	Total Municipal Bonds (Cost $1,957,365)		1,827,378

	NON-AGENCY ASSET-BACKED SECURITIES–2.00%
#	Cabela’s Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	360,000	364,433
	Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	249,636	254,196
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	150,000	154,390
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12	96,847	98,869
	Series 2008-A A3 4.94% 4/25/14	330,000	330,087
#@	Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	30,131	24,191
	Chase Issuance Trust
	Series 2005-A7 A7 4.55% 3/15/13	205,000	211,882
	Series 2008-A9 A9 4.26% 5/15/13	130,000	133,744
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39	410,000	407,987
	•Series 2007-A6 A6 1.129% 7/12/12	750,000	742,355
	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36	40,000	26,883
	Series 2006-3 A5 5.948% 11/25/36	400,000	203,000
	CNH Equipment Trust
	•Series 2007-A A4 0.359% 9/17/12	116,178	112,687
	Series 2008-A A3 4.12% 5/15/12	105,000	106,072
	Series 2008-A A4A 4.93% 8/15/14	170,000	167,005
	Series 2008-B A3A 4.78% 7/16/12	170,000	172,501
#@	Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	149	0
	Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	230,000	235,552
	Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	450,000	467,822
#@	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	365,000	329,866
•#	Golden Credit Card Trust Series 2008-3 A 144A 1.319% 7/15/17	100,000	95,063
#	Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	81,551	83,601

LVIP Delaware Foundation® Funds–30

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	97,675	$99,792
	Series 2008-A A3 4.93% 12/17/12	230,000	234,577
	John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	205,000	207,982
•	MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.359% 11/15/12	155,000	153,583
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38	121,800	65,940
	Series 2004-1 A 6.005% 8/15/37	73,924	55,014
	#Series 2006-1 A 144A 5.787% 10/15/40	159,744	106,035
Renaissance Home Equity Loan Trust
	Series 2006-2 AF3 5.797% 8/25/36	175,000	126,005
	πSeries 2007-2 AF2 5.675% 6/25/37	195,000	86,479
	RSB Bondco Series 2007-A A2 5.72% 4/1/18	335,000	357,359
=#	Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33	11,041	0
	Structured Asset Securities
	πSeries 2001-SB1 A2–3.375% 8/25/31	198,263	157,519
	Series 2005-2XS 1A2A 4.51% 2/25/35	487,329	459,106
	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	200,000	202,447

	Total Non-Agency Asset-Backed Securities (Cost $7,495,561)		7,034,024

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.23%
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	303,970	281,125
	Series 2004-2 1A1 6.00% 3/25/34	313,724	265,048
	Series 2004-10 1CB1 6.00% 11/25/34	27,454	22,371
	Series 2004-11 1CB1 6.00% 12/25/34	471,124	383,892
	Series 2005-9 5A1 5.50% 10/25/20	159,744	144,818
	Bank of America Mortgage Securities
	•Series 2003-D 1A2 3.718% 5/25/33	1,152	745
	•Series 2004-L 4A1 5.156% 1/25/35	321,673	285,465
	Series 2005-9 2A1 4.75% 10/25/20	287,307	274,289
	Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	232,109	203,458
•	Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 6.03% 8/25/37	469,295	242,651
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35	165,866	128,520
	Series 2004-J8 1A1 7.00% 9/25/34	158,604	127,676
	Series 2005-57CB 4A3 5.50% 12/25/35	283,507	203,644
•	πSeries 2005-63 3A1 5.889% 11/25/35	457,436	256,226
	Series 2005-85CB 2A2 5.50% 2/25/36	403,057	320,922
◆	Countrywide Home Loan Mortgage Pass Through Trust
•	@Series 2004-HYB4 M 4.389% 9/20/34	144,006	82,541
	Series 2005-23 A1 5.50% 11/25/35	315,838	243,886
	@Series 2006-1 A3 6.00% 3/25/36	89,752	23,770
	•Series 2006-HYB1 3A1 5.222% 3/20/36	191,947	99,559
•	πSeries 2006-HYB3 3A1A 6.044% 5/20/36	405,666	226,958
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	42,415	39,658
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33	79,693	81,162
	•Series 2004-AR5 4A1 5.705% 10/25/34	207,858	159,899
	•Series 2007-AR3 2A2 6.296% 11/25/37	747,741	453,116
•	GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.165% 5/25/35	360,238	259,473

LVIP Delaware Foundation® Funds–31

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27	76,593	$75,117
	•Series 1999-3 A 8.00% 8/19/29	118,769	119,345
	Series 2005-RP1 1A3 8.00% 1/25/35	257,439	217,945
	Series 2005-RP1 1A4 8.50% 1/25/35	221,962	193,826
	Series 2006-RP1 1A3 8.00% 1/25/36	122,967	104,456
@	GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	153,380	75,899
•	JP Morgan Mortgage Trust
	Series 2005-A2 5A1 4.339% 4/25/35	23,287	21,023
	Series 2005-A4 1A1 5.392% 7/25/35	229,060	188,171
	Series 2005-A6 1A2 5.143% 9/25/35	660,000	441,722
	Series 2006-A2 3A3 5.677% 4/25/36	455,000	208,599
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	208,906	191,621
•	MASTR ARM Trust
	Series 2003-6 1A2 5.71% 12/25/33	51,525	44,376
	Series 2005-6 7A1 5.34% 6/25/35	150,839	92,835
	Series 2006-2 4A1 4.986% 2/25/36	18,006	13,849
	MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	39,470	38,409
#	MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	247,149	264,064
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	132,592	86,185
	Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	124,689	114,071
•	Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.037% 9/25/36	343,640	222,992
•	Structured ARM Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	225,590	167,575
	Series 2006-5 5A4 5.513% 6/25/36	94,923	22,536
•	Structured Asset Securities
	Series 2002-22H 1A 6.93% 11/25/32	42,508	35,221
	Series 2005-6 B2 5.332% 5/25/35	94,120	15,747
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18	521,678	518,907
	Series 2004-CB3 1A 6.00% 10/25/34	26,776	24,764
	•Series 2006-AR10 1A1 5.928% 9/25/36	366,082	235,549
	Wells Fargo Mortgage Backed Securities Trust
	•Series 2004-T A1 4.299% 9/25/34	63,609	56,435
	Series 2005-7 A2 5.25% 9/25/35	266,909	182,082
	Series 2005-11 1A3 5.50% 11/25/35	262,991	155,740
	•Series 2005-AR16 6A4 5.002% 10/25/35	506,345	206,098
	Series 2006-2 3A1 5.75% 3/25/36	331,736	232,941
	Series 2006-4 1A8 5.75% 4/25/36	14,993	13,245
	Series 2006-4 2A3 5.75% 4/25/36	163,357	48,165
	Series 2006-7 2A1 6.00% 6/25/36	790,096	525,291
	•Series 2006-AR6 7A1 5.114% 3/25/36	785,708	593,188
	•Series 2006-AR11 A7 5.508% 8/25/36	382,617	109,194
	•Series 2006-AR14 2A4 6.077% 10/25/36	256,457	71,540
	•Series 2006-AR19 A1 5.627% 12/25/36	259,679	175,159
	Series 2007-8 2A6 6.00% 7/25/37	135,000	86,670
	Series 2007-13 A7 6.00% 9/25/37	425,418	359,412

	Total Non-Agency Collateralized Mortgage Obligations (Cost $16,228,438)		11,360,836

LVIP Delaware Foundation® Funds–32

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

«	SENIOR SECURED LOANS–0.19%
	Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14		315,531	$226,351
	Ford Motor Term Tranche Loan B 5.80% 12/15/13		198,231	144,585
	Nuveen Investment Term Tranche Loan B 6.7% 11/13/14		394,003	313,724

	Total Senior Secured Loans (Cost $634,180)			684,660

	SOVEREIGN DEBT–1.19%
	Brazil–0.40%
#	Banco Nacional de Desenvolvimento Economico e Social 144A 6.50% 6/10/19		165,000	166,155
	Federal Republic of Brazil
	5.875% 1/15/19		215,000	218,010
	12.50% 1/5/16	BRL	1,773,000	1,009,263

				1,393,428

	Colombia–0.03%
	Republic of Colombia 7.375% 3/18/19		107,000	114,758

				114,758

	Indonesia–0.17%
#	Indonesia Government International 144A@
	10.375% 5/4/14		100,000	114,500@
	11.625% 3/4/19		200,000	254,250
	Indonesia Treasury Bond 10.75% 5/15/16	IDR	2,400,000,000	241,468

				610,218

	Mexico–0.48%
	Mexican Government 10.00% 11/20/36	MXN	16,471,000	1,383,596
	Mexican United States 5.95% 3/19/19		280,000	284,200

				1,667,796

	Russia–0.11%
	Russian-Eurobond 7.50% 3/31/30		399,360	397,164

				397,164

	Total Sovereign Debt (Cost $4,091,141)			4,183,364

	SUPRANATIONAL BANKS–0.66%
	European Investment Bank
	3.125% 6/4/14		145,000	145,470
	6.00% 8/14/13	AUD	240,000	194,514
	6.125% 1/23/17	AUD	180,000	142,037
	6.25% 4/15/14	GBP	215,000	394,989@
	11.25% 2/14/13	BRL	1,295,000	682,491
	Inter-American Development Bank 5.75% 6/15/1113	AUD	350,000	287,977
	International Bank for Reconstruction & Development 7.5% 7/30/14	NZD	660,000	456,746

	Total Supranational Banks (Cost $2,461,948)			2,304,224

	U.S. TREASURY OBLIGATIONS–0.84%
	U.S. Treasury Bond 3.50% 2/15/39		1,080,000	934,203
	U.S. Treasury Notes
	2.625% 6/30/14		880,000	883,030
	3.125% 5/15/19		1,190,000	1,151,329

	Total U.S. Treasury Obligations (Cost $2,932,600)			2,968,562

		Number of
		Shares

	WARRANT–0.00%
†#	Solutia 144A, exercise price $7.59, expiration date 7/15/09		1,465	0

	Total Warrant (Cost $124,625)			0

		Principal
		Amount

	CERTIFICATE OF DEPOSIT–0.43%
	Rabobank Nederland 0.40% 8/11/09		1,500,000	1,500,087

	Total Certificate of Deposit (Cost $1,500,000)			1,500,087

	DISCOUNTED COMMERCIAL PAPER–21.70%
≠	Abbott Laboratories 0.21% 8/27/09		2,560,000	2,558,816
≠	Barclays U.S. Funding 1.53% 10/29/09		1,500,000	1,496,602
≠	Colgate-Palmolive 0.21% 7/6/09		8,155,000	8,154,701
≠	ConocoPhillips Qatar 0.35% 9/15/09		2,500,000	2,498,289
≠	Cornell University 0.35% 11/18/09		4,750,000	4,743,492
≠	Electricite de France 0.23% 7/10/09		2,500,000	2,499,835
≠	General Electric 0.27% 9/21/09		9,730,000	9,720,802
≠	General Re 0.235% 8/7/09		2,500,000	2,499,203
≠	Koch Resources 0.25% 7/13/09		8,500,000	8,499,248
≠	National Rural Utilities 0.29% 8/24/09		5,000,000	4,996,891
≠	Nestle Capital 0.20% 8/10/09		7,530,000	7,527,796
≠	Procter & Gamble International Finance 0.21% 8/10/09		8,000,000	7,997,658

LVIP Delaware Foundation® Funds–33

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	DISCOUNTED COMMERCIAL PAPER (continued)
	Societe Generale North America 0.13% 7/1/09	11,090,000	$11,090,000
≠	Yale University 0.32% 10/15/09	2,000,000	1,996,535

	Total Discounted Commercial Paper (Cost $76,282,959)		76,279,868

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENT–0.17%
	Money Market Mutual Fund–0.17%
	Dreyfus Treasury & Agency Cash Management Fund	591,238	$591,238

	Total Short-Term Investment (Cost $591,238)		591,238

TOTAL VALUE OF SECURITIES–102.69% (Cost $364,162,946)	$361,042,190
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.69%)Δ	(9,458,069)

NET ASSETS APPLICABLE TO 30,860,709 SHARES OUTSTANDING–100.00%	$351,584,121

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($304,850,705 / 26,754,676 Shares)	$11.394

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($46,733,416 / 4,106,033 Shares)	$11.382

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$398,122,797
Undistributed net investment income	6,054,872
Accumulated net realized loss on investments	(49,493,371)
Net unrealized depreciation of investments and foreign currencies	(3,100,177)

Total net assets	$351,584,121

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
IDR–Indonesian Rupiah
KRW–South Korean Won
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
SEK–Swedish Krona
TRY–Turkish Lira
USD–United States Dollar

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $2,572,572, which represented 0.73% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $18,912,324, which represented 5.38% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

LVIP Delaware Foundation® Funds–34

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of the restricted securities was $727,182, or 0.21% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.

§	Developed Market–countries that are thought to be most developed and therefore less risky.

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential.

Δ	Includes $300,072 cash pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ADR –American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR –Global Depositary Receipts
GNMA–Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NIM–Net Interest Margin
NVDR–Non-Voting Depositary Receipt
PIK–Pay-in-Kind
REMIC–Real Estate Mortgage Investment Conduit
RSB–Rate Stabilization Bonds
S.F.–Single Family
TBA–To be announced
yr–Year

The following foreign currency exchange and financial futures contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contract1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

AUD	274,742	USD	(216,579)	7/31/2009	$4,101
BRL	129,000	USD	(66,860)	7/1/2009	(1,002)
BRL	155,435	USD	(76,872)	8/31/2009	2,482
CAD	358,171	USD	(313,158)	7/31/2009	(5,149)
EUR	105,687	USD	(148,115)	7/31/2009	114
GBP	127,508	USD	(210,191)	7/31/2009	(472)
GBP	35,100	USD	(57,738)	7/31/2009	(7)
HKD	(103,067)	USD	13,298	7/3/2009	(1)
KRW	134,632,800	USD	(108,000)	7/31/2009	(2,186)
NOK	1,696,705	USD	(262,868)	7/31/2009	650
NOK	2,773,688	USD	(429,377)	7/31/2009	1,409
NZD	172,414	USD	(109,810)	7/31/2009	1,093
NZD	(279,250)	USD	178,720	7/31/2009	(904)
PLN	857,291	USD	(263,758)	7/31/2009	5,661
SEK	2,915,645	USD	(365,818)	7/31/2009	11,988
TRY	323,513	USD	(207,380)	7/31/2009	874

					$18,651

Financial Futures Contract1

Contracts to				Unrealized
Sell	Notional Cost	Notional Value	Expiration Date	Depreciation

(6) U.S. Treasury 10 yr Notes	$(692,135)	$(697,594)	9/21/09	$(5,459)

LVIP Delaware Foundation® Funds–35

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Foundation® Funds–36

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–47.75%
	U.S. MARKETS–28.36%
	Aerospace & Defense–0.65%
†	DynCorp International Class A	1,570	$26,360
	Goodrich	1,250	62,463
	Honeywell International	960	30,144
	Lockheed Martin	300	24,195
	Northrop Grumman	3,800	173,584
	Rockwell Collins	700	29,211
	Triumph Group	790	31,600
	United Technologies	1,550	80,538

			458,095

	Air Freight & Logistics–0.51%
	Expeditors International of Washington	5,400	180,036
†	Hub Group Class A	1,130	23,323
	United Parcel Service Class B	3,200	159,968

			363,327

	Beverages–0.15%
	PepsiCo	1,900	104,424

			104,424

	Biotechnology–0.75%
†	Alkermes	2,600	28,132
†	Amgen	1,200	63,528
†	Celera	2,480	18,922
†	Celgene	500	23,920
†	Gilead Sciences	5,000	234,199
†	Medarex	4,060	33,901
†	ONYX Pharmaceuticals	1,060	29,956
†	OSI Pharmaceuticals	790	22,302
†	Regeneron Pharmaceuticals	1,240	22,221
†	United Therapeutics	290	24,166
†	Vertex Pharmaceuticals	850	30,294

			531,541

	Building Products–0.04%
	AAON	1,470	29,282

			29,282

	Capital Markets–0.79%
	Apollo Investment	3,040	18,240
	Bank of New York Mellon	13,900	407,408
	Goldman Sachs Group	600	88,464
	optionsXpress Holdings	1,690	26,246
†	RiskMetrics Group	1,240	21,898

			562,256

	Chemicals–0.76%
	duPont (E.I.) deNemours	8,800	225,455
	Koppers Holdings	450	11,867
	Lubrizol	1,300	61,503
	Monsanto	650	48,321
	Praxair	2,100	149,247
†	Rockwood Holdings	1,470	21,521
	Schulman (A.)	1,240	18,736

			536,650

	Commercial Banks–0.46%
	City Holding	790	23,984
	First Commonwealth Financial	1,690	10,715
	Independent Bank	1,130	22,261
	PNC Financial Services Group	500	19,405
	Prosperity Bancshares	700	20,881
	Smithtown Bancorp	560	7,162
	TCF Financial	1,360	18,183
†	Texas Capital Bancshares	1,800	27,846
	Trustmark	1,240	23,957
	Webster Financial	1,180	9,499
	Wells Fargo	3,850	93,401
	U.S. Bancorp	2,600	46,592

			323,886

	Commercial Services & Supplies–0.43%
	American Ecology	1,010	18,099
	Healthcare Services Group	1,470	26,284
	McGrath RentCorp	1,130	21,538
	Republic Services	950	23,190
†	Tetra Tech	450	12,893
†	United Stationers	790	27,554
	Waste Management	6,300	177,407

			306,965

	Communications Equipment–1.11%
†	Cisco Systems	5,550	103,452
†	LogMeln	320	5,120
	Motorola	27,700	183,651
†	NETGEAR	1,240	17,868
	QUALCOMM	8,900	402,280
†	Tekelec	2,250	37,868
†	ViaSat	1,470	37,691

			787,930

	Computers & Peripherals–1.48%
†	Apple	2,700	384,561
†	EMC	4,800	62,880
	Hewlett-Packard	2,800	108,220
	International Business Machines	2,250	234,945
†	NetApp	1,850	36,482
†	Synaptics	900	34,785
†	Teradata	8,100	189,783

			1,051,656

	Construction & Engineering–0.16%
	Fluor	1,000	51,291
	Granite Construction	900	29,952

LVIP Delaware Foundation® Funds–37

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Construction & Engineering (continued)
†	Tutor Perini	790	$13,714
†	URS	300	14,856

			109,813

	Consumer Finance–0.04%
	Capital One Financial	1,250	27,350

			27,350

	Containers & Packaging–0.16%
†	Owens-Illinois	1,700	47,616
	Rock-Tenn Class A	1,010	38,542
	Silgan Holdings	560	27,457

			113,615

	Diversified Consumer Services–0.24%
	DeVry	600	30,024
†	Lincoln Educational Services	1,360	28,465
	Weight Watchers International	4,300	110,811

			169,300

	Diversified Financial Services–0.90%
	CME Group	675	209,999
†	IntercontinentalExchange	2,300	262,751
	JPMorgan Chase	3,650	124,502
†	Nasdaq OMX Group	2,050	43,686

			640,938

	Diversified Telecommunication Services–0.78%
	Alaska Communications Systems Group	3,490	25,547
	AT&T	8,850	219,834
†	Century Communications	5,000	0
	NTELOS Holdings	1,360	25,051
	Verizon Communications	9,100	279,643

			550,075

	Electric Utilities–0.79%
	Cleco	1,690	37,890
	Edison International	5,800	182,468
	Exelon	1,050	53,771
	FirstEnergy	600	23,250
	PPL	1,750	57,680
	Progress Energy	4,700	177,801
	UIL Holdings	790	17,736
	Unitil	560	11,547

			562,143

	Electrical Equipment–0.14%
	Acuity Brands	900	25,245
†	GrafTech International	3,040	34,382
	Roper Industries	850	38,514

			98,141

	Electronic Equipment, Instruments & Components–0.13%
†	Anixter International	900	33,831
†	FARO Technologies	1,240	19,257
†	IPG Photonics	1,800	19,746
†	Rofin-Sinar Technologies	900	18,009

			90,843

	Energy Equipment & Services–0.27%
†	Bristow Group	790	23,408
	Lufkin Industries	560	23,548
†	National Oilwell Varco	1,200	39,192
	Schlumberger	1,600	86,576
†	Willbros Group	1,690	21,142

			193,866

	Food & Staples Retailing–1.10%
	Casey’s General Stores	1,130	29,030
	CVS Caremark	8,400	267,708
	Safeway	8,900	181,293
†	Susser Holdings	900	10,071
	Walgreen	6,200	182,280
	Wal-Mart Stores	2,200	106,568

			776,950

	Food Products–1.01%
	Archer-Daniels-Midland	9,000	240,929
	Bunge	1,000	60,250
	Heinz (H.J.)	4,900	174,930
	Kraft Foods Class A	7,000	177,380
	Lance	450	10,409
†	Smart Balance	2,370	16,140
	Smucker (J.M.)	800	38,928

			718,966

	Gas Utilities–0.08%
	EQT	1,150	40,147
	Piedmont Natural Gas	790	19,047

			59,194

	Health Care Equipment & Supplies–0.42%
†	Align Technology	1,690	17,914
†	Conmed	1,470	22,814
†	CryoLife	1,650	9,141
†	Gen-Probe	500	21,490
†	Hologic	2,550	36,287
†	Intuitive Surgical	300	49,098
	Medtronic	1,850	64,547
†	Merit Medical Systems	1,130	18,419
†	Quidel	1,130	16,453
†	SonoSite	790	15,847
	West Pharmaceutical Services	680	23,698

			295,708

LVIP Delaware Foundation® Funds–38

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Health Care Providers & Services–1.47%
†	Alliance HealthCare Services	1,480	$10,848
†	AMN Healthcare Services	2,250	14,355
	Cardinal Health	5,900	180,245
†	Catalyst Health Solutions	1,130	28,182
†	Express Scripts	1,000	68,750
†	Medco Health Solutions	4,200	191,562
†	Odyssey HealthCare	1,340	13,775
†	PharMerica	560	10,993
†	Psychiatric Solutions	1,240	28,198
	Quest Diagnostics	3,500	197,505
†	Res-Care	1,360	19,448
†	Sun Healthcare Group	2,480	20,931
	UnitedHealth Group	10,400	259,793

			1,044,585

	Hotels, Restaurants & Leisure–0.42%
†	Bally Technologies	1,130	33,810
†	Buffalo Wild Wings	540	17,561
	Burger King Holdings	2,700	46,629
†	CEC Entertainment	560	16,509
	CKE Restaurants	2,930	24,846
†	Jack in the Box	1,470	33,002
	McDonald’s	1,550	89,110
†	Papa John’s International	790	19,584
†	WMS Industries	530	16,700

			297,751

	Household Durables–0.08%
†	Jarden	3,150	59,063

			59,063

	Household Products–0.78%
	Colgate-Palmolive	800	56,592
	Kimberly-Clark	3,400	178,262
	Procter & Gamble	6,200	316,820

			551,674

	Industrial Conglomerates–0.13%
	General Electric	5,850	68,562
	Otter Tail	1,130	24,679

			93,241

	Insurance–0.85%
	Allstate	7,600	185,440
	Berkley (W.R.)	1,400	30,058
	Hanover Insurance Group	1,000	38,110
	Harleysville Group	560	15,803
†	ProAssurance	680	31,423
	Protective Life	1,570	17,961
	Prudential Financial	820	30,520
	RLI	450	20,160
	Travelers	5,700	233,928

			603,403

	Internet Software & Services–0.95%
†	Digital River	750	27,240
†	Google Class A	850	358,352
†	j2 Global Communications	1,240	27,974
†	NIC	1,690	11,441
†	SAVVIS	2,930	33,578
	United Online	3,490	22,720
†	ValueClick	1,920	20,198
†	VeriSign	8,000	147,840
†	Vocus	1,240	24,502

			673,845

	IT Services–0.77%
	iGate	4,500	29,790
	infoGROUP	3,940	22,497
	MasterCard Class A	1,050	175,676
†	Sapient	3,380	21,260
†	TeleTech Holdings	1,800	27,270
	Visa Class A	4,300	267,718

			544,211

	Leisure Equipment & Products–0.25%
	Mattel	11,100	178,155

			178,155

	Life Sciences Tools & Services–0.15%
†	Bio-Rad Laboratories Class A	330	24,908
†	Dionex	560	34,177
†	Thermo Fisher Scientific	1,100	44,847

			103,932

	Machinery–0.17%
	Barnes Group	1,130	13,436
†	Chart Industries	1,690	30,724
†	Columbus McKinnon	1,470	18,596
	Deere	500	19,975
†	ESCO Technologies	450	20,160
†	Kadant	1,240	14,000
	Lincoln Electric Holdings	100	3,604

			120,495

	Media–0.22%
†	Knology	2,030	17,519
†	Marvel Entertainment	920	32,743
	National CineMedia	1,240	17,062
†	Time Warner Cable	1,800	57,006
†	Viacom Class B	1,500	34,050

			158,380

	Metals & Mining–0.14%
	Alcoa	2,550	26,342
	Compass Minerals International	440	24,160
	United States Steel	1,400	50,036

			100,538

LVIP Delaware Foundation® Funds–39

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Multi-Utilities–0.14%
	Black Hills	560	$12,874
	Sempra Energy	1,000	49,630
	Wisconsin Energy	950	38,675

			101,179

	Office Electronics–0.25%
	Xerox	27,500	178,200

			178,200

	Oil, Gas & Consumable Fuels–2.06%
	Arch Coal	1,050	16,139
	Berry Petroleum	810	15,058
†	Carrizo Oil & Gas	1,570	26,926
	Chevron	4,050	268,312
	ConocoPhillips	7,000	294,419
	EOG Resources	3,700	251,304
†	Exco Resources	1,360	17,571
	Exxon Mobil	3,300	230,703
	Marathon Oil	6,200	186,806
	Massey Energy	1,130	22,080
	Occidental Petroleum	1,150	75,682
	Penn Virginia	1,240	20,299
	St. Mary Land & Exploration	1,650	34,436

			1,459,735

	Personal Products–0.06%
†	Chattem	560	38,136

			38,136

	Pharmaceuticals–2.16%
	Abbott Laboratories	1,700	79,968
	Allergan	4,700	223,626
	Bristol-Myers Squibb	8,800	178,728
	Johnson & Johnson	5,650	320,920
	Merck	9,050	253,038
†	Noven Pharmaceuticals	2,370	33,891
	Pfizer	12,400	186,000
	Wyeth	5,650	256,454

			1,532,625

	Professional Services–0.13%
	Administaff	900	20,943
†	CRA International	680	18,877
†	FTI Consulting	300	15,216
†	Huron Consulting Group	330	15,256
†	Kforce	2,700	22,329

			92,621

	Real Estate Investment Trusts–0.22%
	Alexandria Real Estate Equities	400	14,316
	EastGroup Properties	500	16,510
	Home Properties	900	30,690
†	Host Hotels & Resorts	1,300	10,907
	Senior Housing Properties Trust	1,700	27,744
	Simon Property Group	300	15,429
	Sovran Self Storage	900	22,140
	Tanger Factory Outlet Centers	500	16,215

			153,951

	Road & Rail–0.09%
	Norfolk Southern	1,700	64,039

			64,039

	Semiconductors & Semiconductor Equipment–0.46%
†	Atheros Communications	830	15,969
	Intel	16,950	280,523
†	IXYS	1,230	12,448
†	Semtech	1,240	19,728

			328,668

	Software–1.35%
†	Adobe Systems	5,000	141,500
†	Blackboard	900	25,974
†	Informatica	1,360	23,378
†	Intuit	7,900	222,464
†	JDA Software Group	1,800	26,928
†	Lawson Software	6,190	34,540
†	McAfee	950	40,081
	Microsoft	7,400	175,898
†	Nuance Communications	1,750	21,158
†	Progress Software	1,240	26,251
	Quality Systems	560	31,898
†	Radiant Systems	1,310	10,873
†	SolarWinds	230	3,793
†	Symantec	11,000	171,160

			955,896

	Specialty Retail–0.87%
†	Aeropostale	790	27,073
	American Eagle Outfitters	2,550	36,134
†	Citi Trends	650	16,822
	Gap	10,300	168,920
	Guess	680	17,530
†	Gymboree	680	24,126
†	Hibbett Sports	1,010	18,180
†	Jo-Ann Stores	790	16,329
	Staples	9,400	189,598
†	Tractor Supply	460	19,007
†	Ulta Salon Cosmetics & Fragrance	3,160	35,139
†	Urban Outfitters	2,150	44,871

			613,729

LVIP Delaware Foundation® Funds–40

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Textiles Apparel & Luxury Goods–0.35%
†	G-III Apparel Group	830	$9,537
	NIKE Class B	4,200	217,476
	Phillips-Van Heusen	680	19,509

			246,522

	Thrifts & Mortgage Finance–0.12%
	Dime Community Bancshares	2,370	21,591
	First Niagara Financial Group	2,250	25,695
	Provident Financial Services	1,920	17,472
	Washington Federal	1,470	19,110

			83,868

	Tobacco–0.02%
	Philip Morris International	400	17,448

			17,448

	Trading Companies & Distributors–0.05%
	Applied Industrial Technologies	1,130	22,261
†	Titan Machinery	1,130	14,340

			36,601

	Wireless Telecommunication Services–0.30%
†	Crown Castle International	7,600	182,552
†	MetroPCS Communications	2,400	31,944

			214,496

	Total U.S. Markets (Cost 20,995,143)		20,109,901

§	DEVELOPED MARKETS–12.51%
	Aerospace & Defense–0.23%
	Finmeccanica	11,377	160,041

			160,041

	Air Freight & Logistics–0.31%
	Deutsche Post	17,268	223,656

			223,656

	Airlines–0.19%
	Singapore Airlines	14,679	134,791

			134,791

	Automobiles–0.46%
	Bayerische Motoren Werke	4,519	170,046
	Toyota Motor	4,100	156,203

			326,249

	Beverages–0.28%
	Coca-Cola Amatil	28,302	196,223

			196,223

	Building Products–0.43%
	Asahi Glass	25,000	201,132
	Cie de Saint-Gobain	3,101	103,619

			304,751

	Chemicals–0.64%
	Agrium	4,200	167,538
	Linde	1,908	155,929
	Syngenta ADR	2,800	130,256

			453,723

	Commercial Banks–0.57%
	Mitsubishi UFJ Financial Group	41,600	258,246
	Nordea Bank	18,368	145,438

			403,684

	Commercial Services & Supplies–0.02%
	IESI-BFC	1,470	17,126

			17,126

	Communications Equipment–0.27%
	Nokia	13,286	194,535

			194,535

	Construction Materials–0.32%
	Lafarge	3,363	227,576

			227,576

	Diversified Financial Services–0.04%
	First Pacific	50,000	28,710

			28,710

	Diversified Telecommunication Services–0.54%
	France Telecom	6,661	150,968
	Philippine Long Distance Telephone ADR	800	39,776
	Telstra	36,298	99,086
	TELUS	3,547	94,084

			383,914

	Electronic Equipment, Instruments & Components–0.22%
	Koninklijke Philips Electronics	8,587	158,068

			158,068

	Energy Equipment & Services–0.28%
†	Nabors Industries	1,550	24,149
	Tenaris ADR	1,100	29,744
†	Transocean	1,900	141,151

			195,044

	Food Products–0.47%
†@	Greggs	21,462	131,672
	Parmalat	82,308	198,435

			330,107

	Food & Staples Retailing–0.23%
	Metro	3,385	161,604

			161,604

LVIP Delaware Foundation® Funds–41

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Household Durables–0.18%
	Techtronic Industries	181,000	$125,416

			125,416

	Hotels, Restaurants & Leisure–0.22%
	Round One	15,400	153,632

			153,632

	Industrial Conglomerates–0.42%
†	Barloworld	7,871	147,587
	Tomkins	61,871	150,867

			298,454

	Insurance–0.39%
	Aspen Insurance Holdings	2,420	54,063
	AXA	7,354	138,104
	Everest Re Group	500	35,785
	IPC Holdings	900	24,606
	Max Capital Group	1,470	27,136

			279,694

	IT Services–0.47%
	Accenture Class A	1,100	36,806
†	CGI Group Class A	33,244	295,553

			332,359

	Machinery–0.22%
	Vallourec	1,284	155,823

			155,823

	Media–0.88%
	Publicis Groupe	4,139	126,142
	Teleperformance	6,917	210,222
†	Tom Group	266,000	15,274
	Vivendi	8,269	197,559
	WPP	11,398	75,646

			624,843

	Metals & Mining–0.12%
	Alumina ADR	3,500	16,100
	Anglo American ADR	4,500	65,880

			81,980

	Multiline Retail–0.55%
	Don Quijote	10,400	200,055
	PPR	2,363	192,732

			392,787

	Multi-Utilities–0.28%
	National Grid	21,840	196,675

			196,675

	Office Electronics–0.19%
	Canon	4,200	137,776

			137,776

	Oil, Gas & Consumable Fuels–0.85%
	BP	41,983	329,937
	Total	5,008	270,272

			600,209

	Pharmaceuticals–1.25%
	AstraZeneca	3,681	161,746
†	Eurand	2,370	30,810
	Novartis	4,531	183,650
	Novo Nordisk ADR	2,700	147,042
	Novo Nordisk Class B	3,604	194,781
	Sanofi-Aventis	2,863	168,123

			886,152

	Specialty Retail–0.27%
	Esprit Holdings	34,341	191,647

			191,647

	Wireless Telecommunication Services–0.72%
	China Mobile ADR	2,300	115,184
	China Unicom Hong Kong ADR	13,200	176,088
	Vodafone Group	114,199	220,236

			511,508

	Total Developed Markets (Cost $8,966,854)		8,868,757

×	EMERGING MARKETS–6.88%
	Air Freight & Logistics–0.03%
	Sinotrans	88,000	19,985

			19,985

	Automobiles–0.05%
@	Oriental Holdings	24,400	37,832

			37,832

	Beverages–0.06%
	Fomento Economico Mexicano ADR	1,400	45,136

			45,136

	Chemicals–0.18%
†	Braskem ADR	4,400	32,384
	Formosa Chemicals & Fibre	35,000	52,617
	Israel Chemicals	4,500	44,589

			129,590

	Commercial Banks–0.57%
	Banco Bradesco ADR	1,600	23,632
	Bangkok Bank	11,800	38,791
	Bank Leumi Le-Israel	7,100	18,683
	Hong Leong Bank	24,900	40,378
	Itau Unibanco Holding ADR	2,400	37,992
	OTP Bank	1,178	21,191
	Sberbank	56,008	70,850
	Standard Bank Group	7,168	82,422

LVIP Delaware Foundation® Funds–42

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Commercial Banks (continued)
	Turkiye Is Bankasi	14,249	$41,981
	VTB Bank GDR	11,000	24,200

			400,120

	Commercial Services & Supplies–0.03%
†	Companhia Brasileira de Meios de Pagamento	2,800	24,087

			24,087

	Construction & Engineering–0.06%
	Alarko Holding	22,185	41,463

			41,463

	Construction Materials–0.21%
	Cemex ADR	5,600	52,304
	Siam Cement NVDR	21,600	98,268

			150,572

	Diversified Financial Services–0.23%
†	KB Financial Group ADR	2,300	76,613
	Tongaat Hulett	3,858	44,962
	Yazicilar Holding Class A	9,794	42,902

			164,477

	Diversified Telecommunication Services–0.62%
	China Telecom	102,000	50,803
	Chunghwa Telecom ADR	15,600	309,349
	KT ADR	5,600	80,416

			440,568

	Electric Utilities–0.56%
	Centrais Eletricas Brasileiras	18,500	269,176
	Korea Electric Power ADR	10,800	124,200

			393,376

	Electronic Equipment, Instruments & Components–0.04%
	LG Display ADR	2,500	31,225

			31,225

	Food & Staples Retailing–0.05%
†	President Chain Store	14,000	35,831

			35,831

	Food Products–0.11%
†	Brasil Foods ADR	400	15,272
	CJ	780	26,555
	Lotte Confectionery	45	35,300

			77,127

	Hotels, Restaurants & Leisure–0.05%
	Sun International	3,402	33,667

			33,667

	Household Durables–0.05%
†	Turk Sise ve Cam Fabrikalari	41,583	34,001

			34,001

	Independent Power Producers & Energy Traders–0.09%
	AES Tiete	7,100	66,841

			66,841

	Internet Software & Services–0.02%
†	SK Communications	1,694	12,677

			12,677

	IT Services–0.05%
	Travelsky Technology	57,000	31,626

			31,626

	Machinery–0.03%
	Hyundai Elevator	400	20,741

			20,741

	Media–0.14%
†	Focus Media Holding ADR	7,100	57,226
	Grupo Televisa ADR	2,400	40,800

			98,026

	Metals & Mining–0.64%
	ArcelorMittal South Africa	2,376	29,415
	Cia de Minas Buenaventura ADR	1,800	43,254
	Gold Fields ADR	5,000	60,250
	Impala Platinum Holdings	2,302	50,865
	MMC Norilsk Nickel ADR	1,897	17,452
	POSCO ADR	500	41,335
	Vale ADR	11,900	209,798

			452,369

	Oil, Gas & Consumable Fuels–1.44%
	China Petroleum & Chemical ADR	500	37,930
	Gazprom ADR	7,900	163,530
	LUKOIL ADR	2,300	102,678
	PetroChina ADR	1,100	121,528
	Petroleo Brasileiro ADR	6,000	245,880
	Polski Koncern Naftowy Orlen	4,841	40,232
	PTT Exploration & Production	13,300	53,091
#	Reliance Industries GDR 144A	1,200	102,256
	Sasol ADR	700	24,374
	SK Energy	625	50,253
	SK Holdings	169	14,119
	Surgutneftegaz ADR	4,700	32,665
	Tambang Batubara Bukit Asam	28,000	31,820

			1,020,356

LVIP Delaware Foundation® Funds–43

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Paper & Forest Products–0.06%
†	Votorantim Celulose e Papel ADR	4,100	$43,911

			43,911

	Real Estate Management & Development–0.12%
†@	IRSA Inversiones y Representaciones GDR	4,200	20,118
	KLCC Property Holdings	38,000	35,243
†	UEM Land Holdings	70,300	31,200

			86,561

	Semiconductors & Semiconductor Equipment–0.67%
	Samsung Electronics	754	350,147
	Taiwan Semiconductor Manufacturing	41,000	68,250
	United Microelectronics	160,000	53,561

			471,958

	Specialty Retail–0.06%
	JD Group	8,519	44,671

			44,671

	Wireless Telecommunication Services–0.66%
	America Movil ADR	2,000	77,440
	Mobile Telesystems ADR	1,200	44,316
	SK Telecom ADR	8,100	122,715
†	Tim Participacoes ADR	1,800	31,374
	Turkcell Iletisim Hizmet ADR	5,400	74,844
†	Vodacom Group	16,168	119,887

			470,576

	Total Emerging Markets (Cost 4,902,917)		4,879,370

	Total Common Stock (Cost $34,864,914)		33,858,028

	CONVERTIBLE PREFERRED STOCK–0.07%
	Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	500	49,320

	Total Convertible Preferred Stock (Cost $50,000)		49,320

	EXCHANGE TRADED FUNDS–7.89%
	iShares MSCI EAFE Growth Index Fund	60,300	2,785,257
	iShares MSCI EAFE Index Fund	61,300	2,808,153

	Total Exchange Traded Funds (Cost $5,658,275)		5,593,410

	PREFERRED STOCK–0.10%
@	AK Transneft 3.623%	100	51,000
•	PNC Funding 8.25%	25,000	20,993

	Total Preferred Stock (Cost $85,890)		71,993

		Principal	Value
		Amount	(U.S. $)

	AGENCY ASSET-BACKED SECURITIES–0.00%
•	Fannie Mae Whole Loan
	Series 2002-W11 AV1
	0.654% 11/25/32	1,459	$1,439

	Total Agency Asset-Backed Securities (Cost 1,459)		1,439

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.72%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2 9.50% 7/25/41	11,362	12,373
	Fannie Mae REMIC
	Series 1996-46 ZA 7.50% 11/25/26	13,368	14,435
	Series 2003-122 AJ 4.50% 2/25/28	11,971	12,215
	Series 2006-M2 A2F 5.259% 5/25/20	60,000	62,231
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	19,921	21,213
	Series 2004-W11 1A2 6.50% 5/25/44	20,179	21,689
	Freddie Mac REMIC
	Series 1730 Z 7.00% 5/15/24	11,175	11,577
	Series 2326 ZQ 6.50% 6/15/31	51,476	55,140
	Series 2557 WE 5.00% 1/15/18	25,000	26,600
	Series 2662 MA 4.50% 10/15/31	22,538	23,002
	Series 2694 QG 4.50% 1/15/29	30,000	30,936
	Series 2872 GC 5.00% 11/15/29	40,000	41,955
	Series 3022 MB 5.00% 12/15/28	30,000	31,231
	Series 3173 PE 6.00% 4/15/35	95,000	99,475
	Series 3337 PB 5.50% 7/15/30	20,000	20,719
w	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	22,527	23,935

	Total Agency Collateralized Mortgage Obligations (Cost $492,054)		508,726

	AGENCY MORTGAGE-BACKED SECURITIES–3.37%
	Fannie Mae 6.50% 8/1/17	13,659	14,465
•	Fannie Mae ARM
	5.14% 11/1/35	12,511	12,992
	5.148% 3/1/38	28,688	29,787
	5.399% 4/1/36	15,513	16,197
	5.916% 8/1/37	36,199	37,856

LVIP Delaware Foundation® Funds–44

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae Relocation 30 yr 5.00% 11/1/34	22,686	$22,962
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	63,762	65,161
	5.00% 5/1/21	31,488	32,873
	5.50% 4/1/23	35,489	37,187
	Fannie Mae S.F. 15 yr TBA
	4.00% 7/1/24	140,000	140,000
	4.50% 7/1/24	270,000	275,400
	Fannie Mae S. F. 30 yr
	Pool #888678 5.00% 12/1/36	76,455	78,113
	Pool #889842 5.00% 12/1/36	21,997	22,474
	5.00% 12/1/37	13,597	13,866
	5.00% 1/1/38	20,827	21,239
	5.00% 2/1/38	8,333	8,498
	5.50% 4/1/37	118,292	122,283
	6.50% 2/1/37	73,732	78,652
	6.50% 11/1/37	44,473	47,427
	7.50% 6/1/31	16,885	18,435
	7.50% 1/15/32	3,707	4,060
	9.50% 6/1/19	409	436
	Fannie Mae S.F. 30 yr TBA
	4.50% 7/1/39	360,000	359,211
	6.00% 7/1/39	270,000	282,150
•	Freddie Mac ARM
	5.164% 4/1/34	3,946	4,062
	5.677% 7/1/36	14,567	15,236
	5.816% 10/1/36	32,046	33,269
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	29,456	29,993
	5.00% 6/1/18	12,507	13,003
	Freddie Mac S.F. 30 yr
	5.50% 3/1/37	96,733	99,997
	7.00% 11/1/33	9,222	9,993
	Freddie Mac S.F. 30 yr TBA
	4.00% 7/1/39	240,000	232,613
	5.00% 7/1/39	205,000	208,459

	Total Agency Mortgage-Backed Securities (Cost $2,362,483)		2,388,349

	COMMERCIAL MORTGAGE-BACKED SECURITIES–1.49%
	Bank of America Commercial Mortgage Securities
	•Series 2004-3 A5 5.389% 6/10/39	15,000	13,533
	•Series 2005-6 AM 5.179% 9/10/47	15,000	9,300
	Series 2006-4 A4 5.634% 7/10/46	10,000	7,891
	•Series 2007-3 A4 5.658% 6/10/49	10,000	7,076
	•Series 2007-4 AM 5.811% 2/10/51	15,000	7,487
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15 A4 5.331% 2/11/44	25,000	20,233
	Series 2007-T28 A4 5.742% 9/11/42	30,000	24,756
w	Commercial Mortgage Pass Through Certificates
	#Series 2001-J1A A2 144A 6.457% 2/14/34	25,345	25,775
	•Series 2005-C6 A5A
	5.116% 6/10/44	115,000	93,694
	Series 2006-C7 A2 5.69% 6/10/46	25,000	23,534
•	Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	15,000	13,527
#	Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	25,000	24,750
	First Union National Bank-Bank of America Commercial Mortgage Trust
	Series 2001-C1 C 6.403% 3/15/33	10,000	9,199
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	13,870	13,852
	Series 2004-GG2 A6 5.396% 8/10/38	20,000	17,831
	Series 2005-GG4 A4A 4.751% 7/10/39	20,000	16,979
	•Series 2006-GG6 A4 5.553% 4/10/38	20,000	16,471
	•Series 2007-GG10 A4 5.805% 8/10/45	25,000	18,892
	Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37	115,000	98,368
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	35,000	34,675
	•Series 2005-LDP5 A4 5.344% 12/15/44	140,000	118,355
	Series 2006-LDP9 A2 5.134% 5/15/47	115,000	95,173
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2001-C2 A1 6.27% 6/15/20	901	908

LVIP Delaware Foundation® Funds–45

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	55,000	$57,109
•	Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.84% 5/12/39	35,000	32,020
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	30,241	30,105
	Morgan Stanley Capital I
	Series 2007-IQ14 A4 5.692% 4/15/49	25,000	18,223
	•Series 2007-T27 A4 5.65% 6/11/42	185,000	155,226
	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20 A5 5.087% 7/15/42	15,000	13,815
	Series 2006-C28 A2 5.50% 10/15/48	40,000	38,635

	Total Commercial Mortgage-Backed Securities (Cost $1,085,887)		1,057,392

	CONVERTIBLE BONDS–1.54%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	270,000	245,025
#	Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/49	270,000	266,962
	Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	270,000	250,088
	Qwest Communications International 3.50% exercise price $5.23, expiration date 11/15/25	85,000	84,150
#	Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13	205,000	170,150
#	Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	85,000	66,300
•	Wyeth 0.965% exercise price $59.75, expiration date 1/14/24	12,000	12,037

	Total Convertible Bonds (Cost $1,091,954)		1,094,712

	CORPORATE BONDS–18.73%
	Aerospace & Defense–0.22%
#	BAE Systems Holdings 144A
	4.95% 6/1/14	20,000	20,125
	6.375% 6/1/19	115,000	117,790
	L-3 Communications 6.125% 7/15/13	10,000	9,475
	Moog 7.25% 6/15/18	7,000	6,580

			153,970

	Airlines–0.01%
	Delta Air Lines 7.92% 11/18/10	11,000	10,120

			10,120

	Auto Components–0.06%
#	Allison Transmission 144A 11.00% 11/1/15	10,000	7,950
	Goodyear Tire & Rubber
	9.00% 7/1/15	16,000	15,920
	10.50% 5/15/16	20,000	20,300

			44,170

	Beverages–0.32%
#	Anheuser-Busch InBev Worldwide 144A 7.75% 1/15/19	140,000	153,373
	8.20% 1/15/39	35,000	39,094
	Constellation Brands
	7.25% 9/1/16	10,000	9,300
	8.125% 1/15/12	9,000	9,045
	Cott Beverages 8.00% 12/15/11	11,000	10,285
	Dr Pepper Snapple Group 6.12% 5/1/13	5,000	5,181

			226,278

	Building Products–0.05%
	Associated Materials 9.75% 4/15/12	11,000	9,680
	Building Materials 7.75% 8/1/14	12,000	10,740
	USG 6.30% 11/15/16	16,000	11,920

			32,340

	Capital Markets–1.01%
	Goldman Sachs Group
	5.25% 10/15/13	10,000	10,216
	5.95% 1/18/18	13,000	12,630
	6.15% 4/1/18	45,000	43,884
	6.75% 10/1/37	8,000	7,133
	7.50% 2/15/19	215,000	230,613
	Jefferies Group
	6.45% 6/8/27	25,000	18,433
	8.50% 7/15/19	50,000	49,681
	LaBranche 11.00% 5/15/12	36,000	32,985
	Lazard Group
	6.85% 6/15/17	17,000	15,640
	7.125% 5/15/15	3,000	2,759
	Morgan Stanley
	5.30% 3/1/13	85,000	86,165
	5.375% 10/15/15	185,000	181,510
@#	Nuveen Investments 144A
	10.50% 11/15/15	31,000	21,545

			713,194

	Chemicals–0.41%
	Dow Chemical
	8.55% 5/15/19	60,000	60,206
	9.40% 5/15/39	50,000	51,600
	Huntsman International
	7.375% 1/1/15	18,000	14,220
	7.875% 11/15/14	7,000	5,583
	Innophos 8.875% 8/15/14	24,000	22,080
@#	Innophos Holdings 144A 9.50% 4/15/12	6,000	5,280
	Lubrizol 8.875% 2/1/19	90,000	104,731

LVIP Delaware Foundation® Funds–46

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Chemicals (continued)
#	MacDermid 144A 9.50% 4/15/17	22,000	$16,170
#	Nalco 144A 8.25% 5/15/17	12,000	12,120

			291,990

	Commercial Banks–2.21%
•	BAC Capital Trust XIV 5.63% 12/31/49	22,000	11,006
	Barclays Bank 6.75% 5/22/19	270,000	268,255
	BB&T
	4.90% 6/30/17	15,000	13,355
	6.85% 4/30/19	255,000	265,664
	Credit Suisse New York 5.50% 5/1/14	135,000	140,405
	PNC Funding
	5.25% 11/15/15	35,000	33,323
	5.625% 2/1/17	23,000	21,348
@	Popular North America Capital Trust I 6.564% 9/15/34	42,000	22,448
•#	Rabobank Nederlands 144A
	11.00% 12/29/49	150,000	167,298
	U.S. Bank North America 4.80% 4/15/15	15,000	14,755
•	USB Capital IX 6.189% 4/15/49	170,000	114,793
	Wachovia
	5.50% 5/1/13	265,000	273,980
	5.75% 6/15/17	5,000	4,941
•	Wells Fargo Capital XIII 7.70% 12/29/49	235,000	195,199
	Zions Bancorporation
	5.50% 11/16/15	14,000	10,090
	5.65% 5/15/14	10,000	7,551
	6.00% 9/15/15	7,000	5,011

			1,569,422

	Commercial Services & Supplies–0.67%
	Allied Waste North America
	7.125% 5/15/16	10,000	10,064
	ARAMARK 8.50% 2/1/15	39,000	38,025
	Browning-Ferris Industries 7.40% 9/15/35	145,000	136,154
	Casella Waste Systems 9.75% 2/1/13	18,000	16,290
	Cornell 10.75% 7/1/12	4,000	3,980
	Corrections Corporation of America
	6.25% 3/15/13	5,000	4,763
	7.75% 6/1/17	21,000	20,790
	FTI Consulting
	7.625% 6/15/13	11,000	10,753
	7.75% 10/1/16	6,000	5,760
	Global Cash Access/Finance 8.75% 3/15/12	15,000	13,950
#	Interface 144A 11.375% 11/1/13	3,000	3,120
	International Lease Finance
	5.35% 3/1/12	15,000	11,715
	5.875% 5/1/13	25,000	18,951
	6.375% 3/25/13	135,000	102,789
	6.625% 11/15/13	25,000	19,260
	Iron Mountain
	6.625% 1/1/16	6,000	5,400
	8.00% 6/15/20	30,000	28,050
	8.75% 7/15/18	4,000	3,960
	Mobile Mini 6.875% 5/1/15	8,000	6,700
	Waste Management
	7.10% 8/1/26	10,000	9,445
	7.375% 8/1/10	5,000	5,212

			475,131

	Communications Equipment–0.01%
	Alcatel-Lucent USA 6.45% 3/15/29	10,000	5,725

			5,725

	Consumer Finance–0.50%
	Capital One Financial 7.375% 5/23/14	130,000	134,189
	Cardtronics 9.25% 8/15/13	29,000	26,100
	Ford Motor Credit
	7.25% 10/25/11	18,000	15,577
	7.375% 10/28/09	34,000	33,711
	8.00% 6/1/14	22,000	17,818
	9.875% 8/10/11	26,000	24,062
#	GMAC 144A
	6.00% 12/15/11	8,000	6,920
	6.625% 5/15/12	21,000	17,745
	6.875% 9/15/11	47,000	41,595
	6.875% 8/28/12	22,000	18,590
	SLM 8.45% 6/15/18	20,000	17,135

			353,442

	Containers & Packaging–0.24%
#	BWAY 144A 10.00% 4/15/14	24,000	24,060
	Crown Americas
	7.625% 11/15/13	23,000	22,540
	#144A 7.625% 5/15/17	9,000	8,730
	Graham Packaging 9.875% 10/15/14	28,000	26,180
	Graphic Packaging International
	9.50% 8/15/13	35,000	33,600
	#144A 9.50% 6/15/17	8,000	7,920
@	Intertape Polymer 8.50% 8/1/14	5,000	2,231
#	Owens-Brockway Glass Container 144A 7.375% 5/15/16	6,000	5,850
#	Plastipak Holdings 144A 8.50% 12/15/15	12,000	10,815
	Pregis 12.375% 10/15/13	3,000	2,250
	Rock-Tenn
	9.25% 3/15/16	8,000	8,180
	#144A 9.25% 3/15/16	6,000	6,135
	Solo Cup 8.50% 2/15/14	10,000	8,250

			166,741

	Diversified Financial Services–1.46%
	Bank of America
	4.90% 5/1/13	30,000	29,246
	5.125% 11/15/14	10,000	9,412
	5.75% 12/1/17	20,000	17,837
	7.375% 5/15/14	120,000	124,088
	CIT Group
	4.75% 12/15/10	4,000	3,141

LVIP Delaware Foundation® Funds–47

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	5.40% 1/30/16	5,000	$2,827
	5.65% 2/13/17	17,000	9,605
	5.85% 9/15/16	36,000	20,350
	#144A 12.00% 12/18/18	18,000	8,464
	Citigroup
	6.125% 5/15/18	20,000	17,522
	6.50% 8/19/13	145,000	140,975
	8.50% 5/22/19	115,000	117,177
	General Electric Capital
	5.875% 1/14/38	280,000	222,256
	6.875% 1/10/39	10,000	9,028
	JPMorgan Chase 6.30% 4/23/19	270,000	272,064
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	38,000	32,773

			1,036,765

	Diversified Telecommunication Services–1.41%
	AT&T 6.70% 11/15/13	55,000	60,460
	Cincinnati Bell 7.00% 2/15/15	20,000	18,000
	Citizens Communications
	6.25% 1/15/13	7,000	6,475
	7.125% 3/15/19	22,000	18,865
	Deutsche Telekom International Finance
	4.875% 7/8/14	100,000	100,758
	5.25% 7/22/13	15,000	15,421
	6.00% 7/8/19	75,000	75,809
#	DigitalGlobe 144A 10.50% 5/1/14	9,000	9,360
	Frontier Communications 8.25% 5/1/14	6,000	5,700
	GCI 7.25% 2/15/14	5,000	4,588
	Hughes Network Systems/Finance
	9.50% 4/15/14	15,000	14,700
	Inmarsat Finance II 10.375% 11/15/12	56,000	58,240
	Intelsat Jackson Holdings 11.25% 6/15/16	55,000	56,375
#	Intelsat Subsidiary Holding144A
	8.875% 1/15/15	12,000	11,640
#	PAETEC Holding 144A 8.875% 6/30/17	10,000	9,450
	Qwest Communications International
	7.50% 2/15/14	13,000	11,928
	Telecom Italia Capital
	4.00% 1/15/10	10,000	10,049
	4.95% 9/30/14	10,000	9,584
	5.25% 10/1/15	10,000	9,666
	6.20% 7/18/11	20,000	20,714
	7.175% 6/18/19	130,000	132,012
	7.721% 6/4/38	15,000	15,320
	Telefonica Emisiones 4.949% 1/15/15	105,000	106,855
#	Telesat Canada 144A
	11.00% 11/1/15	26,000	26,780
	12.50% 11/1/17	11,000	10,890
	Time Warner Telecom Holdings 9.25% 2/15/14	17,000	16,958
	Verizon Communications
	5.50% 2/15/18	5,000	4,974
	6.10% 4/15/18	5,000	5,137
	6.35% 4/1/19	83,000	86,501
	8.75% 11/1/18	35,000	41,525
	Windstream 8.125% 8/1/13	25,000	24,313

			999,047

	Electric Utilities–0.34%
#	Calpine Construction Finance 144A 8.00% 6/1/16	28,000	26,950
	Commonwealth Edison 6.15% 9/15/17	15,000	15,609
	Edison Mission Energy
	7.00% 5/15/17	6,000	4,635
	7.20% 5/15/19	13,000	9,750
	Illinois Power
	6.125% 11/15/17	30,000	29,193
	9.75% 11/15/18	5,000	5,766
	Indiana Michigan Power 7.00% 3/15/19	15,000	16,150
	Ipalco Enterprises 8.625% 11/14/11	8,000	8,080
	Jersey Central Power & Light
	7.35% 2/1/19	70,000	77,089
#	Kansas Gas & Electric 144A 6.70% 6/15/19	5,000	5,261
	Mirant North America 7.375% 12/31/13	4,000	3,860
	PPL Electric Utilities 7.125% 11/30/13	15,000	16,852
	Texas Competitive Electric Holdings
	10.25% 11/1/15	37,000	23,218

			242,413

	Electronic Equipment, Instruments & Components–0.05%
	Anixter 10.00% 3/15/14	6,000	6,000
	Celestica 7.625% 7/1/13	13,000	12,740
	Flextronics International 6.25% 11/15/14	7,000	6,580
	Sanmina-SCI 8.125% 3/1/16	12,000	8,805

			34,125

	Energy Equipment & Services–0.30%
	Complete Production Services
	8.00% 12/15/16	56,000	48,160
	Geophysique-Veritas
	7.50% 5/15/15	1,000	923
	7.75% 5/15/17	17,000	15,555
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16	28,000	25,690
	Key Energy Services 8.375% 12/1/14	19,000	16,863
	Weatherford International
	5.95% 6/15/12	10,000	10,448
	7.00% 3/15/38	95,000	91,745
	9.625% 3/1/19	5,000	5,892

			215,276

	Food & Staples Retailing–0.36%
	CVS Caremark 4.875% 9/15/14	20,000	20,322
#w	CVS Pass Through Trust 144A 8.353% 7/10/31	30,000	30,150
	Delhaize America 9.00% 4/15/31	29,000	35,297

LVIP Delaware Foundation® Funds–48

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Food & Staples Retailing (continued)
	Delhaize Group
	5.875% 2/1/14	5,000	$5,139
	6.50% 6/15/17	110,000	112,502
#	Ingles Markets 144A 8.875% 5/15/17	13,000	12,838
	Kroger
	6.80% 12/15/18	5,000	5,361
	7.50% 1/15/14	20,000	22,401
	New Albertsons 7.25% 5/1/13	5,000	4,825
	Supervalu 8.00% 5/1/16	4,000	3,900

			252,735

	Food Products–0.21%
	ConAgra Foods 5.875% 4/15/14	40,000	42,451
#	Dole Food 144A 13.875% 3/15/14	15,000	16,575
#	JBS USA Finance 144A 11.625% 5/1/14	18,000	17,100
#	M-Foods Holdings 144A 9.75% 10/1/13	7,000	6,773
	National Beef Packing 11.00% 8/1/11	9,000	8,865
	Smithfield Foods
	7.75% 5/15/13	11,000	9,075
	#144A 10.00% 7/15/14	30,000	29,775
#	Tyson Foods 144A 10.50% 3/1/14	15,000	16,350

			146,964

	Gas Utilities–0.04%
	AmeriGas Partners 7.125% 5/20/16	9,000	8,280
	Inergy Finance
	6.875% 12/15/14	8,000	7,320
	8.25% 3/1/16	7,000	6,703
	#144A 8.75% 3/1/15	5,000	4,913

			27,216

	Health Care Equipment & Supplies–0.37%
	Bausch & Lomb 9.875% 11/1/15	45,000	43,200
	Beckman Coulter
	6.00% 6/1/15	35,000	36,714
	7.00% 6/1/19	10,000	10,588
	Biomet
	11.625% 10/15/17	8,000	7,880
	PIK 10.375% 10/15/17	10,000	9,725
	Hospira 6.40% 5/15/15	120,000	126,472
	Inverness Medical Innovations 9.00% 5/15/16	19,000	18,430
	Universal Hospital Services PIK 8.50% 6/1/15	9,000	8,528

			261,537

	Health Care Providers & Services–1.18%
	Alliance Imaging 7.25% 12/15/12	8,000	7,800
	Community Health Systems 8.875% 7/15/15	67,000	65,995
	Express Scripts
	6.25% 6/15/14	55,000	58,258
	7.25% 6/15/19	65,000	71,807
	HCA
	6.50% 2/15/16	20,000	16,250
	9.25% 11/15/16	66,000	65,175
	HCA PIK 9.625% 11/15/16	6,000	5,955
•	HealthSouth 7.218% 6/15/14	22,000	20,185
	McKesson 7.50% 2/15/19	35,000	39,484
	Medco Health Solutions 7.125% 3/15/18	60,000	63,287
	Psychiatric Solutions
	7.75% 7/15/15	17,000	15,640
	#144A 7.75% 7/15/15	18,000	16,560
	Quest Diagnostic
	5.45% 11/1/15	40,000	38,820
	6.40% 7/1/17	5,000	5,111
	Select Medical 7.625% 2/1/15	36,000	29,430
	Tenet Healthcare 7.375% 2/1/13	27,000	24,435
	UnitedHealth Group
	5.50% 11/15/12	30,000	31,069
	5.80% 3/15/36	120,000	97,356
•	US Oncology Holdings PIK 6.904% 3/15/12	27,000	22,883
	WellPoint
	5.00% 1/15/11	20,000	20,513
	5.95% 12/15/34	6,000	4,844
	6.00% 2/15/14	115,000	117,233

			838,090

	Hotels, Restaurants & Leisure–0.33%
	Carrols 9.00% 1/15/13	5,000	4,713
	Denny’s Holdings 10.00% 10/1/12	5,000	4,875
	Gaylord Entertainment
	6.75% 11/15/14	15,000	11,288
	8.00% 11/15/13	15,000	12,863
#	Harrahs Operating Escrow 144A 11.25% 6/1/17	46,000	43,699
#	Landry’s Restaurants 144A 14.00% 8/15/11	10,000	9,550
	MGM Mirage
	6.625% 7/15/15	7,000	4,603
	7.50% 6/1/16	5,000	3,269
	7.625% 1/15/17	15,000	9,788
	#144A 11.125% 11/15/17	7,000	7,455
	#144A 13.00% 11/15/13	26,000	28,599
	OSI Restaurant Partners 10.00% 6/15/15	5,000	3,438
	Pinnacle Entertainment
	7.50% 6/15/15	38,000	32,679
	8.25% 3/15/12	1,000	1,000
@#	Pokagon Gaming Authority 144A 10.375% 6/15/14	17,000	16,744
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	13,000	7,865
#	Speedway Motorsports 144A 8.75% 6/1/16	13,000	13,228

LVIP Delaware Foundation® Funds–49

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Hotels, Restaurants & Leisure (continued)
	Yum Brands 6.875% 11/15/37	15,000	$15,167

			230,823

	Household Durables–0.16%
	Beazer Homes USA 8.625% 5/15/11	6,000	4,110
	Jarden
	7.50% 5/1/17	10,000	8,800
	8.00% 5/1/16	22,000	21,065
	JohnsonDiversey Holdings 10.67% 5/15/13	12,000	10,140
	M/I Homes 6.875% 4/1/12	6,000	4,830
	Meritage Homes
	6.25% 3/15/15	3,000	2,370
	7.00% 5/1/14	17,000	14,025
	Mohawk Industries 6.625% 1/15/16	11,000	9,787
	Ryland Group
	5.375% 5/15/12	13,000	12,285
	8.40% 5/15/17	19,000	18,335
#	Sealy Mattress 144A 10.875% 4/15/16	6,000	6,315

			112,062

	Independent Power Producers & Energy Traders–0.17%
	AES
	7.75% 3/1/14	2,000	1,905
	8.00% 10/15/17	9,000	8,415
	8.00% 6/1/20	32,000	28,880
	#144A 8.75% 5/15/13	3,000	3,060
	NRG Energy
	7.25% 2/1/14	15,000	14,588
	7.375% 2/1/16	40,000	37,949
	7.375% 1/15/17	10,000	9,450
	RRI Energy
	6.75% 12/15/14	13,000	12,594
	7.625% 6/15/14	7,000	6,440

			123,281

	Industrial Conglomerates–0.18%
	Orion Power Holdings 12.00% 5/1/10	13,000	13,520
	Tyco International Finance 8.50% 1/15/19	100,000	111,062

			124,582

	Insurance–0.45%
	ACE INA Holdings 5.90% 6/15/19	65,000	65,274
	MetLife
	6.40% 12/15/36	60,000	43,013
	6.75% 6/1/16	155,000	158,015
	6.817% 8/15/18	50,000	50,440

			316,742

	Internet & Catalog Retail–0.01%
#	Expedia 144A 8.50% 7/1/16	7,000	6,755

			6,755

	Internet Software & Services–0.01%
#	Terremark Worldwide 144A 12.00% 6/15/17	10,000	9,650

			9,650

	IT Services–0.06%
	Lender Processing Services 8.125% 7/1/16	7,000	6,895
	Sungard Data Systems
	9.125% 8/15/13	10,000	9,500
	10.25% 8/15/15	26,000	24,148

			40,543

	Life Sciences Tools & Services–0.01%
#	Bio-Rad Laboratories 144A 8.00% 9/15/16	9,000	8,933

			8,933

	Machinery–0.02%
	RBS Global/Rexnord 11.75% 8/1/16	10,000	7,425
	Thermadyne Holdings 10.00% 2/1/14	14,000	9,398

			16,823

	Media–1.55%
	Belo 6.75% 5/30/13	14,000	11,200
#‡	Charter Communications Operating 144A
	10.00% 4/30/12	7,000	6,773
	10.375% 4/30/14	9,000	8,663
	10.875% 9/15/14	56,000	58,240
	Comcast
	•1.439% 7/14/09	15,000	15,004
	5.85% 11/15/15	13,000	13,490
	6.30% 11/15/17	5,000	5,300
	6.50% 1/15/15	78,000	82,829
#	Cox Communications 144A
	6.25% 6/1/18	40,000	39,608
	6.95% 6/1/38	135,000	130,350
	8.375% 3/1/39	5,000	5,591
	CSC Holdings
	6.75% 4/15/12	31,000	30,070
	#144A 8.50% 4/15/14	8,000	7,970
	#144A 8.50% 6/15/15	3,000	2,963
	DirecTV Holdings 7.625% 5/15/16	12,000	11,730
	Echostar DBS 7.125% 2/1/16	25,000	23,438
	Interpublic Group
	6.25% 11/15/14	27,000	23,760
	#144A 10.00% 7/15/17	3,000	3,038
	Lamar Media 6.625% 8/15/15	25,000	21,670
	Mediacom Capital 9.50% 1/15/13	14,000	13,405
	Nielsen Finance
	10.00% 8/1/14	11,000	10,464
	#144A 11.50% 5/1/16	4,000	3,910
	#144A 11.625% 2/1/14	2,000	1,995
	Quebecor Media 7.75% 3/15/16	8,000	7,290
#	Rainbow National Services 144A 10.375% 9/1/14	7,000	7,289
	Time Warner Cable
	6.75% 7/1/18	25,000	26,083
	6.75% 6/15/39	20,000	19,527
	7.50% 4/1/14	185,000	203,999
#	Univision Communications 144A 12.00% 7/1/14	30,000	29,625

LVIP Delaware Foundation® Funds–50

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Media (continued)
	Videotron
	6.875% 1/15/14	4,000	$3,720
	9.125% 4/15/18	11,000	11,234
	#144A 9.125% 4/15/18	5,000	5,106
	Visant Holding 8.75% 12/1/13	14,000	13,825
#	Vivendi 144A 6.625% 4/4/18	119,000	119,996
	WPP Finance 8.00% 9/15/14	120,000	121,991

			1,101,146

	Metals & Mining–0.44%
	ArcelorMittal
	6.125% 6/1/18	140,000	122,701
	9.85% 6/1/19	5,000	5,405
	California Steel Industries 6.125% 3/15/14	8,000	6,800
#	Compass Minerals International 144A
	8.00% 6/1/19	16,000	15,940
	Freeport McMoRan Copper & Gold 8.375% 4/1/17	55,000	55,490
•	Noranda Aluminum Acquisition PIK
	5.413% 5/15/15	11,000	6,119
	Reliance Steel & Aluminum 6.85% 11/15/36	21,000	12,061
	Ryerson
	•8.403% 11/1/14	7,000	5,128
	12.00% 11/1/15	4,000	3,280
#	Steel Dynamics 144A 8.25% 4/15/16	35,000	33,163
#	Teck Resources 144A
	10.25% 5/15/16	6,000	6,293
	10.75% 5/15/19	25,000	26,916
	United States Steel 7.00% 2/1/18	13,000	11,311

			310,607

	Multiline Retail–0.43%
	Dollar General PIK 11.875% 7/15/17	9,000	9,765
	Macy’s Retail Holdings
	6.65% 7/15/24	62,000	41,143
	8.875% 7/15/15	40,000	38,753
	10.625% 11/1/10	9,000	9,178
	Nordstrom
	6.75% 6/1/14	20,000	20,812
	7.00% 1/15/38	55,000	49,334
	Target
	4.00% 6/15/13	20,000	19,855
	6.50% 10/15/37	115,000	116,705

			305,545

	Multi-Utilities–0.09%
	Ameren 8.875% 5/15/14	5,000	5,166
	Sempra Energy 6.50% 6/1/16	55,000	57,491

			62,657

	Office Electronics–0.10%
	Xerox 8.25% 5/15/14	70,000	72,863

			72,863

	Oil, Gas & Consumable Fuels–1.58%
	Anadarko Petroleum
	5.75% 6/15/14	5,000	5,089
	6.95% 6/15/19	10,000	10,110
	8.70% 3/15/19	20,000	22,442
	Berry Petroleum 10.25% 6/1/14	7,000	7,105
	Bill Barrett 9.875% 7/15/16	5,000	4,759
	Chesapeake Energy
	6.375% 6/15/15	3,000	2,685
	6.625% 1/15/16	16,000	14,120
	7.25% 12/15/18	2,000	1,750
	9.50% 2/15/15	42,000	42,525
	Copano Energy 7.75% 6/1/18	14,000	12,705
	Denbury Resources
	7.50% 4/1/13	13,000	12,480
	9.75% 3/1/16	8,000	8,260
	Dynergy Holdings 7.75% 6/1/19	31,000	24,296
	El Paso
	6.875% 6/15/14	13,000	12,197
	7.00% 6/15/17	14,000	12,821
	7.25% 6/1/18	2,000	1,857
	8.25% 2/15/16	4,000	3,910
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	6,000	5,918
	Enbridge Energy Partners 9.875% 3/1/19	15,000	17,418
	Energy Transfer Partners
	8.50% 4/15/14	15,000	16,841
	9.70% 3/15/19	20,000	22,998
	Enterprise Products Operating
	5.00% 3/1/15	15,000	13,836
	5.60% 10/15/14	10,000	10,289
	6.30% 9/15/17	105,000	105,687
	6.50% 1/31/19	10,000	10,181
	Forest Oil 7.25% 6/15/19	14,000	12,600
#	Gulfstream Natural Gas System 144A 6.95% 6/1/16	10,000	10,487
#	Hilcorp Energy I 144A
	7.75% 11/1/15	9,000	7,650
	9.00% 6/1/16	12,000	10,500
#	Holly 144A 9.875% 6/15/17	20,000	19,500
	Husky Energy 5.90% 6/15/14	15,000	15,709
	International Coal Group 10.25% 7/15/14	14,000	9,940
	Kinder Morgan Energy Partners
	5.625% 2/15/15	15,000	15,179
	6.85% 2/15/20	20,000	20,539
	9.00% 2/1/19	10,000	11,393
	Mariner Energy 8.00% 5/15/17	14,000	11,690
	MarkWest Energy Partners 8.75% 4/15/18	10,000	8,700
	Massey Energy 6.875% 12/15/13	47,000	43,240
	Noble Energy 8.25% 3/1/19	75,000	85,476

LVIP Delaware Foundation® Funds–51

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
	OPTI Canada
	7.875% 12/15/14	7,000	$4,568
	8.25% 12/15/14	24,000	15,960
	Petrohawk Energy
	7.875% 6/1/15	8,000	7,440
	9.125% 7/15/13	24,000	24,000
	#144A 10.50% 8/1/14	6,000	6,165
	Petroleum Development 12.00% 2/15/18	9,000	7,605
	Plains All American Pipeline
	6.50% 5/1/18	5,000	5,068
	8.75% 5/1/19	115,000	130,716
	Plains Exploration & Production 7.625% 6/1/18	14,000	12,635
	Quicksilver Resources 11.75% 1/1/16	10,000	10,400
	Range Resources
	7.25% 5/1/18	9,000	8,460
	8.00% 5/15/19	11,000	10,876
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	24,550
	Regency Energy Partners
	8.375% 12/15/13	7,000	6,790
	#144A 9.375% 6/1/16	10,000	9,725
#	SandRidge Energy 144A 9.875% 5/15/16	18,000	17,460
	Talisman Energy 7.75% 6/1/19	110,000	122,071
	Whiting Petroleum 7.25% 5/1/13	15,000	14,288

			1,123,659

	Paper & Forest Products–0.11%
	Domtar 7.125% 8/15/15	5,000	4,200
	Georgia-Pacific
	7.70% 6/15/15	5,000	4,700
	8.875% 5/15/31	2,000	1,740
	9.50% 12/1/11	1,000	1,035
	#144A 7.00% 1/15/15	8,000	7,520
	#144A 7.125% 1/15/17	7,000	6,545
	#144A 8.25% 5/1/16	15,000	14,625
	Norske Skog Canada 8.625% 6/15/11	9,000	5,445
@#	Norske Skogindustrier 144A 7.125% 10/15/33	10,000	4,950
@#	Sappi Papier Holding 144A 6.75% 6/15/12	37,000	24,820

			75,580

	Pharmaceuticals–0.05%
	Elan Finance 7.75% 11/15/11	4,000	3,720
	Wyeth 5.50% 2/1/14	30,000	32,139

			35,859

	Real Estate Investment Trusts–0.07%
#	Host Hotels & Resorts 144A 9.00% 5/15/17	19,000	18,192
@	Potlatch 12.50% 12/1/09	17,000	17,538
	Regency Centers 5.875% 6/15/17	20,000	16,227

			51,957

	Road & Rail–0.20%
	CSX
	5.75% 3/15/13	20,000	20,524
	6.25% 3/15/18	10,000	10,102
	7.375% 2/1/19	15,000	16,319
	7.45% 4/1/38	80,000	86,891
	7.90% 5/1/17	5,000	5,537

			139,373

	Semiconductors & Semiconductor Equipment–0.02%
	Amkor Technologies 7.75% 5/15/13	7,000	6,449
	Avago Technologies Finance 10.125% 12/1/13	11,000	11,275

			17,724

	Software–0.06%
	Oracle 3.75% 7/8/14	40,000	40,000

			40,000

	Specialty Retail–0.04%
	Sally Holdings/Capital 10.50% 11/15/16	20,000	19,900
	Toys R Us 7.625% 8/1/11	11,000	10,230

			30,130

	Textiles, Apparel & Luxury Goods–0.10%
#	Invista 144A 9.25% 5/1/12	13,000	12,318
	Levi Strauss 9.75% 1/15/15	29,000	28,637
	VF 6.45% 11/1/37	30,000	28,558

			69,513

	Tobacco–0.05%
	Alliance One International
	8.50% 5/15/12	3,000	2,978
	11.00% 5/15/12	4,000	4,200
	#144A 10.00% 7/15/16	30,000	28,575

			35,753

	Trading Companies & Distributors–0.07%
	Hertz
	8.875% 1/1/14	12,000	11,100
	10.50% 1/1/16	7,000	6,265
	RSC Equipment Rental
	9.50% 12/1/14	12,000	9,690
	#144A 10.00% 7/15/17	25,000	24,344

			51,399

	Wireless Telecommunication Services–0.94%
	American Tower 7.00% 10/15/17	10,000	9,725
	AT&T Wireless 8.125% 5/1/12	50,000	56,015
	Cricket Communications
	9.375% 11/1/14	48,000	47,520
	#144A 7.75% 5/15/16	9,000	8,708
	Crown Castle International 9.00% 1/15/15	26,000	26,585
	MetroPCS Wireless 9.25% 11/1/14	44,000	43,945
	Nextel Communications 7.375% 8/1/15	29,000	23,273

LVIP Delaware Foundation® Funds–52

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Wireless Telecommunication Services (continued)
	Rogers Communications
	6.80% 8/15/18	80,000	$85,908
	8.00% 12/15/12	10,000	10,350
	Sprint Nextel 6.00% 12/1/16	104,000	85,540
#	Verizon Wireless 144A 5.55% 2/1/14	50,000	53,135
	Virgin Media Finance 8.75% 4/15/14	31,000	30,380
	Vodafone Group
	5.00% 12/16/13	5,000	5,191
	5.00% 9/15/15	140,000	140,759
	5.375% 1/30/15	40,000	40,850

			667,884

	Total Corporate Bonds (Cost $13,133,672)		13,278,534

	FOREIGN AGENCIES–0.12%
	Germany–0.10%
	KFW 4.875% 6/17/19	65,000	67,485

			67,485

	Republic of Korea–0.02%
	Korea Development Bank 5.30% 1/17/13	15,000	14,830

			14,830

	Total Foreign Agencies (Cost $82,127)		82,315

	MUNICIPAL BONDS–0.24%
	California State Taxable Various Purpose 7.55% 4/1/39	150,000	137,545
	Oregon State Taxable Pension
	5.892% 6/1/27	35,000	33,794

	Total Municipal Bonds (Cost $176,789)		171,339

	NON-AGENCY ASSET-BACKED SECURITIES–1.09%
•	Bank of America Credit Card Trust
	Series 2008-A5 A5
	1.519% 12/16/13	35,000	34,906
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A
	5.02% 9/15/11	18,356	18,691
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20	25,000	25,732
	Caterpillar Financial Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12	6,918	7,062
	Series 2008-A A3
	4.94% 4/25/14	20,000	20,005
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13	15,000	15,504
	Citibank Credit Card Issuance Trust
	Series 2005-A7 A7
	4.75% 10/22/12	200,000	206,959
	•Series 2007-A6 A6
	1.129% 7/12/12	100,000	98,980
	CNH Equipment Trust
	Series 2008-A3 A3
	4.12% 5/15/12	5,000	5,051
	Series 2008-A A4A
	4.93% 8/15/14	10,000	9,824
	Series 2008-B A3A
	4.78% 7/16/12	10,000	10,147
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12	15,000	15,362
	Discover Card Master Trust
	Series 2008-A4 A4
	5.65% 12/15/15	60,000	62,376
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.319% 7/15/17	100,000	95,063
	Harley-Davidson Motorcycle Trust
	Series 2005-2 A2
	4.07% 2/15/12	9,254	9,369
	Hyundai Auto Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12	6,977	7,128
	Series 2008-A A3
	4.93% 12/17/12	15,000	15,299
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12	15,000	15,218
#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	15,067	9,794
•	MBNA Credit Card Master Note Trust
	Series 2005-A4 A4
	0.359% 11/15/12	10,000	9,909
•	Merrill Lynch Mortgage Investors
	Series 2006-AR1 A2C
	0.474% 3/25/37	25,000	7,893
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38	15,549	8,418
	Series 2004-1 A
	6.005% 8/15/37	7,920	5,894
	#Series 2006-1 A 144A
	5.787% 10/15/40	18,153	12,049
π	Renaissance Home Equity Loan Trust
	Series 2007-2 AF2
	5.675% 6/25/37	25,000	11,087
π	Structured Asset Securities
	Series 2001-SB1 A2
	3.375% 8/25/31	23,131	18,377

LVIP Delaware Foundation® Funds–53

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	World Omni Auto Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12	15,000	$15,184

	Total Non-Agency Asset-Backed Securities (Cost $826,593)		771,281

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.46%
@	American Home Mortgage Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35	33,172	26,063
•	Adjustable Rate Mortgage Trust
	Series 2005-10 3A
	5.409% 1/25/36	29,406	22,709
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1
	6.00% 12/25/33	47,794	44,202
	Series 2004-2 1A1
	6.00% 3/25/34	28,959	24,466
	Series 2005-3 2A1
	5.50% 4/25/20	27,254	24,708
	Series 2005-9 5A1
	5.50% 10/25/20	16,815	15,244
	Bank of America Mortgage Securities
	•Series 2003-D 1A2
	3.718% 5/25/33	135	88
	Series 2005-9 2A1
	4.75% 10/25/20	29,317	27,989
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18	52,846	52,565
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21	17,103	14,992
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1
	6.00% 1/25/35	13,822	10,710
•	πSeries 2005-63 3A1
	5.889% 11/25/35	38,386	21,502
w	Countrywide Home Loan Mortgage Pass Through Trust
•	@Series 2004-12 1M
	4.518% 8/25/34	24,357	3,585
	Series 2005-23 A1
	5.50% 11/25/35	18,787	14,507
	Series 2006-1 A2
	6.00% 3/25/36	31,068	24,384
@	Series 2006-17 A5
	6.00% 12/25/36	12,419	10,906
•	πSeries 2006-HYB3 3A1A
	6.044% 5/20/36	36,576	20,463
	Credit Suisse First Boston Mortgage Securities
	Series 2003-29 5A1 7.00% 12/25/33	8,311	6,939
	Series 2004-1 3A1 7.00% 2/25/34	5,621	5,256
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33	10,120	10,306
	•Series 2004-AR5 4A1 5.705% 10/25/34	25,781	19,832
	•Series 2007-AR2 1A1 5.844% 8/25/37	15,420	9,078
	•Series 2007-AR3 2A2 6.296% 11/25/37	46,979	28,468
•	GMAC Mortgage Loan Trust
	Series 2005-AR2 4A
	5.165% 5/25/35	31,879	22,962
#	GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27	21,759	21,340
	Series 2005-RP1 1A3 8.00% 1/25/35	16,744	14,175
	Series 2005-RP1 1A4 8.50% 1/25/35	9,326	8,144
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1
	4.777% 2/25/35	32,113	28,649
	Series 2005-A4 1A1
	5.392% 7/25/35	37,607	30,894
	Series 2005-A6 1A2
	5.143% 9/25/35	60,000	40,157
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35	19,343	17,743
•	MASTR ARM Trust
	Series 2003-6 1A2
	5.71% 12/25/33	6,319	5,442
	Series 2005-1 B1
	5.144% 3/25/35	36,478	3,645
	MASTR Alternative Loans Trust
	Series 2003-6 3A1
	8.00% 9/25/33	4,229	4,115
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34	25,790	27,554
	Series 2005-2 1A4
	8.00% 5/25/35	11,812	10,661
	Prime Mortgage Trust
	Series 2004-CL1 1A1
	6.00% 2/25/34	10,907	9,760

LVIP Delaware Foundation® Funds–54

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Residential Asset Mortgage Products
	Series 2004-SL1 A3
	7.00% 11/25/31	2,159	$2,158
	Series 2004-SL4 A3
	6.50% 7/25/32	14,438	13,208
•	Residential Funding Mortgage Securities I
	Series 2006-SA3 3A1
	6.037% 9/25/36	30,411	19,734
	Structured ARM Loan Trust
	Series 2004-18 5A
	5.50% 12/25/34	29,297	21,763
	Structured Asset Securities
	•Series 2002-22H 1A
	6.93% 11/25/32	7,393	6,125
	Series 2004-12H 1A
	6.00% 5/25/34	24,195	16,866
w	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2005-9 3CB
	5.50% 10/25/20	40,191	30,005
•w	Washington Mutual Mortgage Pass Through Certificates
	Series 2006-AR10 1A1
	5.928% 9/25/36	30,255	19,467
	Series 2006-AR14 1A4
	5.602% 11/25/36	22,076	12,893
	Series 2007-HY3 4A1
	5.33% 3/25/37	63,415	42,701
	Wells Fargo Mortgage Backed Securities Trust
	•Series 2004-T A1
	4.299% 9/25/34	7,611	6,753
	Series 2005-11 1A3
	5.50% 11/25/35	76,229	45,142
	•Series 2006-AR6 7A1
	5.114% 3/25/36	94,759	71,540
	•Series 2006-AR10 5A1
	5.593% 7/25/36	29,548	18,781
	Series 2007-13 A7
	6.00% 9/25/37	27,573	23,295

	Total Non-Agency Collateralized Mortgage Obligations (Cost $1,387,258)		1,034,634

	SOVEREIGN DEBT–1.29%
	Brazil–0.64%
	Federal Republic of Brazil 12.50% 1/5/16BRL	799,000	454,823

			454,823

	Indonesia–0.27%
#	Indonesia Government International 144A
	11.625% 3/4/19	150,000	190,688

			190,688

	Mexico–0.30%
	Mexican Government
	10.00% 11/20/36MXN	2,560,000	215,045

			215,045

	Russia–0.08%
	Russian Eurobond 7.50% 3/31/30	59,520	59,193

			59,193

	Total Sovereign Debt (Cost $932,366)		919,749

	SUPRANATIONAL BANKS–1.10%
	European Investment Bank
	3.125% 6/4/14	25,000	25,081
	6.00% 8/14/13AUD	874,000	708,355
	6.25% 4/15/14GBP	26,000	47,766

	Total Supranational Banks (Cost $772,602)		781,202

	U.S. TREASURY OBLIGATIONS–10.52%
≠¥	U.S. Treasury Bill 0.165% 9/17/09	7,180,000	7,177,322
	U.S. Treasury Bond 3.50% 2/15/39	95,000	82,175
	U.S. Treasury Notes
	2.625% 6/30/14	155,000	155,534
	3.125% 5/15/19	50,000	48,375

	Total U.S. Treasury Obligations (Cost $7,460,168)		7,463,406

≠	DISCOUNTED COMMERCIAL PAPER–8.46%
	Colgate-Palmolive 0.21% 7/6/09	3,000,000	2,999,890
	Rabobank USA Financial 0.22% 7/1/09	3,000,000	2,999,982

	Total Discounted Commercial Paper (Cost $5,999,913)		5,999,872

	Total Value of Securities Before Securities Lending Collateral–105.94% (Cost $76,464,404)		75,125,701

		Number of
		Shares

	SECURITIES LENDING COLLATERAL* – 0.00%
	Investment Company
†	Mellon GSL Reinvestment Trust II	8,262	1

	Total Securities Lending Collateral (Cost $8,262)		1

TOTAL VALUE OF SECURITIES–105.94% (Cost $76,472,666)	$75,125,702
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL*–(0.01%)	(8,262)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.93%)z	(4,202,932)

NET ASSETS APPLICABLE TO 6,589,593 SHARES OUTSTANDING–100.00%	$70,914,508

LVIP Delaware Foundation® Funds–55

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($70,913,507 / 6,589,502 Shares)	$10.762

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($1,001 / 91.44 Shares)	$10.947

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest
(unlimited authorization-no par)	$93,294,620
Undistributed net investment income	312,043
Accumulated net realized loss on investments	(21,345,846)
Net unrealized depreciation of investments and foreign currencies	(1,346,309)

Total net assets	$70,914,508

° Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar

BRL–Brazilian Real

EUR–European Monetary Unit

GBP–British Pound Sterling

HUF–Hungarian Forint

ILS–Israeli Shekel

MXN–Mexican Peso

TRY–Turkish Lira

USD–United States Dollar

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $396,732, which represented 0.56% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $3,034,374, which represented 4.28% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of the restricted securities was $71,429 or 0.10% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

§	Developed Market–countries that are thought to be most developed and therefore less risky.

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential.

*	See Note 8 in “Notes to financial statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

z	Of this amount, $5,027,941 represents payable for securities purchased as of June 30, 2009.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR–Global Depositary Receipts
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NVDR–Non-Voting Depository Receipt
PIK–Pay-in-Kind
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced

LVIP Delaware Foundation® Funds–56

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

yr–Year

The following foreign currency exchange and financial futures contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
BRL	147,433	USD	(76,414)	7/1/09	$(1,145)
EUR	2,875	USD	(4,053)	7/1/09	(21)
HUF	695,108	USD	(3,564)	7/1/09	19
ILS	39,109	USD	(10,044)	7/1/09	(111)
TRY	40,353	USD	(26,409)	7/1/09	(229)

					$(1,487)

Financial Futures Contract1

				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Depreciation

(1) U.S. Treasury 10 yr Notes	$(115,357)	$(116,266)	9/21/09	$(909)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Foundation® Funds–57

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–64.73%
	U.S. MARKETS–37.24%
	Aerospace & Defense–0.86%
†	DynCorp International Class A	7,800	$130,962
	Goodrich	6,300	314,811
	Honeywell International	4,600	144,440
	Lockheed Martin	1,300	104,845
	Northrop Grumman	19,600	895,328
	Rockwell Collins	3,300	137,709
	Triumph Group	3,600	144,000
	United Technologies	7,500	389,700

			2,261,795

	Air Freight & Logistics–0.68%
	Expeditors International of Washington	26,800	893,512
†	Hub Group Class A	5,700	117,648
	United Parcel Service Class B	15,700	784,843

			1,796,003

	Beverages–0.19%
	PepsiCo	9,000	494,640

			494,640

	Biotechnology–0.97%
†	Alkermes	12,600	136,332
†	Amgen	5,700	301,758
†	Celera	11,900	90,797
†	Celgene	2,400	114,816
†	Gilead Sciences	24,300	1,138,212
†	Medarex	19,300	161,155
†	ONYX Pharmaceuticals	5,100	144,126
†	OSI Pharmaceuticals	3,600	101,628
†	Regeneron Pharmaceuticals	6,100	109,312
†	United Therapeutics	1,400	116,662
†	Vertex Pharmaceuticals	4,000	142,560

			2,557,358

	Building Products–0.05%
	AAON	7,100	141,432

			141,432

	Capital Markets–1.06%
	Apollo Investment	14,900	89,400
	Bank of New York Mellon	69,520	2,037,631
	Goldman Sachs Group	2,900	427,576
	optionsXpress Holdings	8,400	130,452
†	RiskMetrics Group	5,700	100,662

			2,785,721

	Chemicals–1.01%
	duPont (E.I.) deNemours	43,400	1,111,909
	Koppers Holdings	2,300	60,651
	Lubrizol	6,200	293,322
	Monsanto	3,400	252,756
	Praxair	10,400	739,128
†	Rockwood Holdings	6,900	101,016
	Schulman (A.)	6,200	93,682

			2,652,464

	Commercical Banks–0.59%
	City Holding	3,600	109,296
	First Commonwealth Financial	8,300	52,622
	Independent Bank	5,200	102,440
	PNC Financial Services Group	2,500	97,025
	Prosperity Bancshares	3,300	98,439
	Smithtown Bancorp	2,800	35,812
	TCF Financial	6,300	84,231
†	Texas Capital Bancshares	8,700	134,589
	Trustmark	6,000	115,920
	U.S. Bancorp	13,100	234,752
	Webster Financial	5,600	45,080
	Wells Fargo	18,000	436,680

			1,546,886

	Commercial Services & Supplies–0.57%
	American Ecology	4,800	86,016
	Healthcare Services Group	7,000	125,160
	McGrath Rentcorp	5,500	104,830
	Republic Services	4,500	109,845
†	TetraTech	2,000	57,300
†	United Stationers	3,600	125,568
	Waste Management	32,000	901,120

			1,509,839

	Communications Equipment–1.20%
†	Cisco Systems	26,600	495,824
†	LogMeIn	1,600	25,600
	Motorola	27,900	184,977
†	NETGEAR	5,900	85,019
	QUALCOMM	44,200	1,997,840
†	Tekelec	11,000	185,130
†	ViaSat	6,900	176,916

			3,151,306

	Computers & Peripherals–1.95%
†	Apple	13,200	1,880,076
†	EMC	23,900	313,090
	Hewlett-Packard	13,400	517,910
	International Business Machines	11,050	1,153,841
†	NetApp	8,800	173,536
†	Synaptics	4,500	173,925
†	Teradata	40,000	937,200

			5,149,578

LVIP Delaware Foundation® Funds–58

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Construction & Engineering–0.20%
	Fluor	4,800	$246,192
	Granite Construction	4,100	136,448
†	Tutor Perini	3,700	64,232
†	URS	1,700	84,184

			531,056

	Consumer Finance–0.05%
	Capital One Financial	6,100	133,468

			133,468

	Containers & Packaging–0.21%
†	Owens-Illinois	8,200	229,682
	Rock-Tenn Class A	4,700	179,352
	Silgan Holdings	3,000	147,090

			556,124

	Diversified Consumer Services–0.31%
	DeVry	2,900	145,116
†	Lincoln Educational Services	6,500	136,045
	Weight Watchers International	21,200	546,324

			827,485

	Diversified Financial Services–1.20%
	CME Group	3,300	1,026,663
†	IntercontinentalExchange	11,500	1,313,760
	JPMorgan Chase	17,800	607,158
†	Nasdaq OMX Group	9,900	210,969

			3,158,550

	Diversified Telecommunication Services–1.04%
	Alaska Communications Systems Group	16,800	122,976
	AT&T	44,537	1,106,299
	NTELOS Holdings	6,300	116,046
	Verizon Communications	45,043	1,384,171

			2,729,492

	Electric Utilities–1.06%
	Cleco	8,300	186,086
	Edison International	28,200	887,172
	Exelon	5,100	261,171
	FirstEnergy	3,000	116,250
	PPL	8,500	280,160
	Progress Energy	24,200	915,486
	UIL Holdings	3,700	83,065
	Unitil	2,800	57,736

			2,787,126

	Electrical Equipment–0.18%
	Acuity Brands	4,300	120,615
†	GrafTech International	14,400	162,864
	Roper Industries	4,000	181,240

			464,719

	Electronic Equipment, Instruments & Components–0.17%
†	Anixter International	4,500	169,155
†	FARO Technologies	6,100	94,733
†	IPG Photonics	8,500	93,245
†	Rofin-Sinar Technologies	4,600	92,046

			449,179

	Energy Equipment & Services–0.34%
†	Bristow Group	3,500	103,705
	Lufkin Industries	2,400	100,920
†	National Oilwell Varco	5,700	186,162
	Schlumberger	7,500	405,825
†	Willbros Group	8,200	102,582

			899,194

	Food & Staples Retailing–1.47%
	Casey’s General Stores	5,700	146,433
	CVS Caremark	42,008	1,338,795
	Safeway	44,300	902,391
†	Susser Holdings	4,500	50,355
	Walgreen	30,800	905,520
	Wal-Mart Stores	11,100	537,684

			3,881,178

	Food Products–1.34%
	Archer-Daniels-Midland	43,554	1,165,940
	Bunge	4,242	255,581
	Heinz (H.J.)	25,100	896,070
	Kraft Foods Class A	35,800	907,172
	Lance	2,200	50,886
†	Smart Balance	11,100	75,591
	Smucker (J.M.)	3,800	184,908

			3,536,148

	Gas Utilities–0.11%
	EQT	5,600	195,496
	Piedmont Natural Gas	3,700	89,207

			284,703

	Health Care Equipment & Supplies–0.56%
†	Align Technology	8,100	85,860
†	Conmed	7,100	110,192
†	CryoLife	7,700	42,658
†	Gen-Probe	2,600	111,748
†	Hologic	12,300	175,029
†	Intuitive Surgical	1,700	278,222
	Medtronic	8,700	303,543
†	Merit Medical Systems	5,500	89,650
†	Quidel	5,200	75,712
†	SonoSite	3,800	76,228
	West Pharmaceutical Services	3,400	118,490

			1,467,332

LVIP Delaware Foundation® Funds–59

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Health Care Providers & Services–1.96%
†	Alliance HealthCare Services	7,100	$52,043
†	AMN Healthcare Services	10,900	69,542
	Cardinal Health	29,600	904,280
†	Catalyst Health Solutions	5,200	129,688
†	Express Scripts	4,900	336,875
†	Medco Health Solutions	21,000	957,810
†	Odyssey HealthCare	6,300	64,764
†	PharMerica	2,700	53,001
†	Psychiatric Solutions	5,900	134,166
	Quest Diagnostics	17,500	987,525
†	Res-Care	6,800	97,240
†	Sun Healthcare Group	12,000	101,280
	UnitedHealth Group	50,900	1,271,482

			5,159,696

	Hotels, Restaurants & Leisure–0.54%
†	Bally Technologies	5,200	155,584
†	Buffalo Wild Wings	2,600	84,552
	Burger King Holdings	12,800	221,056
†	CEC Entertainment	2,600	76,648
	CKE Restaurants	14,300	121,264
†	Jack in the Box	7,200	161,640
	McDonald’s	7,400	425,426
†	Papa John’s International	3,500	86,765
†	WMS Industries	2,500	78,775

			1,411,710

	Household Durables–0.10%
†	Jarden	14,500	271,875

			271,875

	Household Products–1.04%
	Colgate-Palmolive	3,900	275,886
	Kimberly-Clark	17,500	917,525
	Procter & Gamble	30,500	1,558,550

			2,751,961

	Industrial Conglomerates–0.17%
	General Electric	29,000	339,880
	Otter Tail	5,200	113,568

			453,448

	Insurance–1.11%
	Allstate	37,500	915,000
	Berkley (W.R)	6,900	148,143
	Hanover Insurance Group	5,000	190,550
	Harleysville Group	3,000	84,660
†	ProAssurance	3,200	147,872
	Protective Life	7,600	86,944
	Prudential Financial	3,100	115,382
	RLI	2,300	103,040
	Travelers	27,900	1,145,016

			2,936,607

	Internet Software & Services–1.25%
†	Digital River	3,500	127,120
†	Google Class A	4,200	1,770,678
†	j2 Global Communications	5,800	130,848
	NIC	8,100	54,837
†	SAVVIS	13,900	159,294
	United Online	16,600	108,066
†	ValueClick	9,200	96,784
†	VeriSign	39,300	726,264
†	Vocus	5,900	116,584

			3,290,475

	IT Services–1.02%
	iGate	21,500	142,330
	infoGROUP	19,100	109,061
	MasterCard Class A	5,300	886,743
†	Sapient	16,100	101,269
†	TeleTech Holdings	8,400	127,260
	Visa Class A	21,100	1,313,686

			2,680,349

	Leisure Equipment & Products–0.35%
	Mattel	56,700	910,035

			910,035

	Life Sciences Tools & Services–0.18%
†	Bio-Rad Laboratories Class A	1,700	128,316
†	Dionex	2,600	158,678
†	Thermo Fisher Scientific	4,700	191,619

			478,613

	Machinery–0.22%
	Barnes Group	5,200	61,828
†	Chart Industries	8,400	152,712
†	Columbus McKinnon	7,100	89,815
	Deere	2,600	103,870
†	ESCO Technologies	2,000	89,600
†	Kadant	5,700	64,353
	Lincoln Electric Holdings	700	25,228

			587,406

	Media–0.29%
†	Knology	9,600	82,848
†	Marvel Entertainment	4,400	156,596
	National CineMedia	6,100	83,936
	Time Warner Cable	8,600	272,362
†	Viacom Class B	7,300	165,710

			761,452

LVIP Delaware Foundation® Funds–60

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Metals & Mining–0.19%
	Alcoa	12,100	$124,993
	Compass Minerals International	2,100	115,311
	United States Steel	7,000	250,180

			490,484

	Multi-Utilities–0.18%
	Black Hills	2,600	59,774
	Sempra Energy	4,700	233,261
	Wisconsin Energy	4,700	191,337

			484,372

	Office Electronics–0.34%
	Xerox	136,100	881,928

			881,928

	Oil, Gas & Consumable Fuels–2.67%
	Arch Coal	5,300	81,461
	Berry Petroleum	3,800	70,642
†	Carrizo Oil & Gas	7,600	130,340
	Chevron	19,436	1,287,635
	ConocoPhillips	34,090	1,433,825
	EOG Resources	17,600	1,195,392
†	Exco Resources	6,800	87,856
	Exxon Mobil	15,800	1,104,578
	Marathon Oil	30,085	906,461
	Massey Energy	5,200	101,608
	Occidental Petroleum	5,800	381,698
	Penn Virginia	5,900	96,583
	St. Mary Land & Exploration	8,000	166,960

			7,045,039

	Personal Products–0.07%
†	Chattem	2,600	177,060

			177,060

	Pharmaceuticals–2.92%
	Abbott Laboratories	8,300	390,432
	Allergan	23,200	1,103,856
	Bristol-Myers Squibb	45,800	930,198
	Johnson & Johnson	28,062	1,593,922
	Merck	45,000	1,258,200
†	Noven Pharmaceuticals	11,100	158,730
	Pfizer	62,750	941,250
	Wyeth	29,147	1,322,982

			7,699,570

	Professional Services–0.18%
	Administaff	4,500	104,715
†	CRA International	3,100	86,056
†	FTI Consulting	1,600	81,152
†	Huron Consulting Group	2,000	92,460
†	Kforce	13,000	107,510

			471,893

	Real Estate Investment Trusts–0.29%
	Alexandria Real Estate Equities	2,000	71,580
	EastGroup Properties	2,600	85,852
	Home Properties	4,500	153,450
	Host Hotels & Resorts	6,800	57,052
	Senior Housing Properties Trust	7,900	128,928
	Simon Property Group	1,500	77,145
	Sovran Self Storage	4,500	110,700
	Tanger Factory Outlet Centers	2,800	90,804

			775,511

	Road & Rail–0.12%
	Norfolk Southern	8,100	305,127

			305,127

	Semiconductors & Semiconductor Equipment–0.63%
†	Atheros Communications	3,900	75,036
	Intel	85,696	1,418,269
	IXYS	5,800	58,696
†	Semtech	6,100	97,051

			1,649,052

	Software–1.78%
†	Adobe Systems	24,900	704,670
†	Blackboard	4,500	129,870
†	Informatica	6,600	113,454
†	Intuit	39,000	1,098,240
†	JDA Software Group	8,900	133,144
†	Lawson Software	29,700	165,726
†	McAfee	4,400	185,636
	Microsoft	35,600	846,212
†	Nuance Communications	8,800	106,392
†	Progress Software	6,200	131,254
	Quality Systems	2,700	153,792
†	Radiant Systems	6,300	52,290
†	SolarWinds	1,200	19,788
†	Symantec	54,300	844,908

			4,685,376

	Specialty Retail–1.17%
†	Aeropostale	3,600	123,372
	American Eagle Outfitters	12,100	171,457
†	Citi Trends	3,100	80,228
	Gap	56,700	929,880
	Guess	3,200	82,496
†	Gymboree	3,200	113,536
†	Hibbett Sports	4,700	84,600
†	Jo-Ann Stores	3,800	78,546
	Staples	46,200	931,854

LVIP Delaware Foundation® Funds–61

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Specialty Retail (continued)
†	Tractor Supply	2,300	$95,036
†	Ulta Salon Cosmetics & Fragrance	15,100	167,912
†	Urban Outfitters	10,300	214,961

			3,073,878

	Textiles, Apparel & Luxury Goods–0.45%
†	G-III Apparel Group	3,900	44,811
	NIKE Class B	20,300	1,051,134
	Phillips-Van Heusen	3,400	97,546

			1,193,491

	Thrifts & Mortgage Finance–0.15%
	Dime Community Bancshares	11,400	103,854
	First Niagara Financial Group	11,000	125,620
	Provident Financial Services	9,300	84,630
	Washington Federal	6,900	89,700

			403,804

	Tobacco–0.04%
	Philip Morris International	2,200	95,964

			95,964

	Trading Companies & Distributors–0.06%
	Applied Industrial Technologies	5,200	102,440
†	Titan Machinery	5,200	65,988

			168,428

	Wireless Telecommunication Services–0.40%
†	Crown Castle International	37,300	895,946
†	MetroPCS Communications	11,500	153,065

			1,049,011

	Total U.S. Markets (Cost $97,180,534)		98,096,391

§	DEVELOPED MARKETS–18.29%
	Aerospace & Defense–0.35%
	Finmeccanica	64,609	908,860

			908,860

	Air Freight & Logistics–0.48%
	Deutsche Post	97,728	1,265,781

			1,265,781

	Airlines–0.32%
	Singapore Airlines	92,342	847,935

			847,935

	Automobiles–0.70%
	Bayerische Motoren Werke	25,890	974,217
	Toyota Motor	23,000	876,259

			1,850,476

	Beverages–0.38%
	Coca-Cola Amatil	145,723	1,010,327

			1,010,327

	Building Products–0.62%
	Asahi Glass	132,000	1,061,974
	Cie de Saint-Gobain	17,030	569,050

			1,631,024

	Chemicals–0.92%
	Agrium	23,000	917,470
	Linde	10,396	849,599
	Syngenta ADR	14,000	651,280

			2,418,349

	Commercial Banks–0.88%
	BNP Paribas	616	39,957
	Mitsubishi UFJ Financial Group	235,200	1,460,081
	Nordea Bank	104,079	824,097

			2,324,135

	Commercial Services & Supplies–0.03%
	IESI-BFC	7,100	82,715

			82,715

	Communications Equipment–0.41%
	Nokia	73,068	1,069,869

			1,069,869

	Construction Materials–0.49%
	Lafarge	19,008	1,286,284

			1,286,284

	Diversified Financial Services–0.05%
	First Pacific	229,368	131,703

			131,703

	Diversified Telecommunication Services–0.74%
	France Telecom	34,295	777,276
	Philippine Long Distance Telephone ADR	3,674	182,671
	Telstra	186,896	510,188
	TELUS	18,266	484,507

			1,954,642

	Electronic Equipment, Instruments & Components–0.34%
	Koninklijke Philips Electronics	49,204	905,738

			905,738

	Energy Equipment & Services–0.38%
†	Nabors Industries	10,700	166,706
	Tenaris ADR	5,042	136,336
†	Transocean	9,500	705,755

			1,008,797

LVIP Delaware Foundation® Funds–62

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Food & Staples Retailing–0.32%
	Metro	17,412	$831,268

			831,268

	Food Products–0.73%
†@	Greggs	123,033	754,820
	Parmalat	480,698	1,158,914

			1,913,734

	Hotels, Restaurants & Leisure–0.26%
	Round One	69,500	693,340

			693,340

	Household Durables–0.29%
	Techtronic Industries	1,084,000	751,117

			751,117

	Industrial Conglomerates–0.65%
†	Barloworld	45,417	851,600
	Tomkins	352,094	858,552

			1,710,152

	Insurance–0.55%
	Aspen Insurance Holdings	11,700	261,378
	AXA	40,450	759,630
	Everest Re Group	2,400	171,768
	IPC Holdings	4,300	117,562
	Max Capital Group	7,100	131,066

			1,441,404

	IT Services–0.69%
	Accenture Class A	5,300	177,338
†	CGI Group Class A	185,475	1,648,950

			1,826,288

	Machinery–0.32%
	Vallourec	7,040	854,362

			854,362

	Media–1.31%
	Publicis Groupe	23,881	727,805
	Teleperformance	38,791	1,178,942
†	Tom Group	1,401,996	80,503
	Vivendi	42,575	1,017,184
	WPP	65,359	433,773

			3,438,207

	Metals & Mining–0.14%
	Alumina ADR	16,055	73,853
	Anglo American ADR	20,985	307,220

			381,073

	Multiline Retail–0.77%
	Don Quijote	53,500	1,029,123
	PPR	12,163	992,043

			2,021,166

	Multi-Utilities–0.38%
	National Grid	112,448	1,012,626

			1,012,626

	Office Electronics–0.33%
	Canon	26,800	879,145

			879,145

	Oil, Gas & Consumable Fuels–1.29%
	BP	237,496	1,866,445
	Total	28,382	1,531,725

			3,398,170

	Pharmaceuticals–1.84%
	AstraZeneca	20,745	911,553
†	Eurand	11,100	144,300
	Novartis	25,547	1,035,470
	Novo Nordisk ADR	13,300	724,318
	Novo Nordisk Class A	20,107	1,086,701
	Sanofi-Aventis	16,079	944,202

			4,846,544

	Specialty Retail–0.38%
	Esprit Holdings	177,288	989,394

			989,394

	Wireless Telecommunication Services–0.95%
	China Mobile ADR	10,325	517,076
	China Unicom Hong Kong ADR	60,900	812,406
	Vodafone Group	609,575	1,175,583

			2,505,065

	Total Developed Markets (Cost $48,800,410)		48,189,690

×	EMERGING MARKETS–9.20%
	Air Freight & Logistics–0.04%
	Sinotrans	411,668	93,490

			93,490

	Automobiles–0.07%
@	Oriental Holdings	113,089	175,344

			175,344

	Beverages–0.08%
	Fomento Economico Mexicano ADR	6,771	218,297

			218,297

LVIP Delaware Foundation® Funds–63

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Chemicals–0.22%
†	Braskem ADR	20,301	$149,415
†	Formosa Chemicals & Fibre	151,000	227,005
	Israel Chemicals	21,325	211,300

			587,720

	Commercial Banks–0.70%
	Banco Bradesco ADR	7,110	105,015
	Bangkok Bank	54,933	180,584
	Bank Leumi Le-Israel	32,805	86,325
	Hong Leong Bank	114,805	186,170
	Itau Unibanco Holding ADR	10,885	172,310
	OTP Bank	5,449	98,021
	Sberbank	259,168	327,848
	Standard Bank Group	33,167	381,373
	Turkiye Is Bankasi	65,933	194,254
	VTB Bank GDR	50,796	111,751

			1,843,651

	Commercial Services & Supplies–0.04%
†	Companhia Brasileira de Meios de Pagamento	13,800	118,713

			118,713

	Construction & Engineering–0.07%
	Alarko Holding	102,658	191,865

			191,865

	Construction Materials–0.27%
	Cemex ADR	26,265	245,315
	Siam Cement NVDR	100,359	456,579

			701,894

	Diversified Financial Services–0.29%
†	KB Financial Group ADR	10,554	351,554
	Tongaat Hulett	17,852	208,050
	Yazicilar Holding Class A	45,316	198,503

			758,107

	Diversified Telecommunication Services–0.98%
	China Telecom	470,363	234,274
	Chunghwa Telecom ADR	76,514	1,517,273
	KT ADR	57,524	826,045

			2,577,592

	Electric Utilities–0.69%
	Centrais Eletricas Brasileiras	86,007	1,251,410
	Korea Electric Power ADR	49,549	569,814

			1,821,224

	Electronic Equipment, Instruments & Components–0.05%
	LG Display ADR	11,691	146,021

			146,021

	Food & Staples Retailing–0.06%
†	President Chain Store	63,000	161,239

			161,239

	Food Products–0.22%
	CJ	4,064	138,357
	Lotte Confectionery	235	184,343
†	Perdigao ADR	6,818	260,311

			583,011

	Hotels, Restaurants & Leisure–0.06%
	Sun International	15,741	155,778

			155,778

	Household Durables–0.06%
†	Turk Sise ve Cam Fabrikalari	192,422	157,339

			157,339

	Independent Power Producers & Energy Traders–0.12%
	AES Tiete	32,565	306,572

			306,572

	Internet Software & Services–0.09%
†	Sina	6,193	182,570
†	SK Communications	8,657	64,785

			247,355

	IT Services–0.06%
	Travelsky Technology	263,739	146,334

			146,334

	Machinery–0.04%
	Hyundai Elevator	2,079	107,799

			107,799

	Media–0.17%
†	Focus Media Holding ADR	32,559	262,426
	Grupo Televisa ADR	11,229	190,893

			453,319

	Metals & Mining–0.80%
	ArcelorMittal South Africa	10,997	136,144
	Cia de Minas Buenaventura ADR	8,260	198,488
	Gold Fields ADR	23,397	281,934
	Impala Platinum Holdings	10,651	235,347
	MMC Norilsk Nickel ADR	8,778	80,758
	POSCO ADR	2,180	180,221
	Vale ADR	57,053	1,005,843

			2,118,735

LVIP Delaware Foundation® Funds–64

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Oil, Gas & Consumable Fuels–1.97%
	China Petroleum & Chemical ADR	2,412	$182,974
	Gazprom ADR	36,580	757,206
	LUKOIL ADR	10,331	461,598
	PetroChina ADR	5,044	557,261
	Petroleo Brasileiro ADR	30,669	1,256,816
	Polski Koncern Naftowy Orlen	22,402	186,178
	PTT Exploration & Production	61,477	245,403
#	Reliance Industries GDR 144A	5,399	460,069
	Sasol ADR	12,573	437,792
	SK Energy	3,252	261,476
	SK Holdings	878	73,350
	Surgutneftegaz ADR	21,683	150,697
	Tambang Batubara Bukit Asam	130,178	147,937

			5,178,757

	Paper & Forest Products–0.08%
†	Votorantim Celulose e Papel ADR	18,587	199,067

			199,067

	Real Estate Management & Development–0.15%
†@	IRSA Inversiones y Representaciones GDR	19,488	93,348
	KLCC Property Holdings	176,163	163,383
†	UEM Land Holdings	325,039	144,256

			400,987

	Semiconductors & Semiconductor Equipment–0.91%
	Samsung Electronics	4,005	1,859,868
	Taiwan Semiconductor Manufacturing	180,000	299,635
†	United Microelectronics	708,000	237,005

			2,396.508

	Specialty Retail–0.08%
	JD Group	39,422	206,718

			206,718

	Wireless Telecommunication Services–0.83%
	America Movil ADR	9,279	359,283
	Mobile Telesystems ADR	5,399	199,385
	SK Telecom ADR	37,735	571,685
	Tim Participacoes ADR	8,372	145,924
	Turkcell Iletisim Hizmet ADR	25,010	346,639
†	Vodacom Group	74,816	554,767

			2,177,683

	Total Emerging Markets (Cost $24,402,146)		24,231,119

	Total Common Stock (Cost $170,383,090)		170,517,200

	CONVERTIBLE PREFERRED STOCK–0.04%
	Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	1,000	98,640

	Total Convertible Preferred Stock (Cost $100,000)		98,640

	EXCHANGE TRADED FUNDS–8.94%
	iShares MSCI EAFE Growth Index Fund	269,000	12,425,110
	iShares MSCI EAFE Index Fund	242,900	11,127,249

	Total Exchange Traded Funds (Cost $23,824,601)		23,552,359

	PREFERRED STOCK–0.05%
@	AK Transneft 3.623%	239	121,890
	PNC Funding 8.25%	15,000	12,596

	Total Preferred Stock (Cost $162,647)		134,486

		Principal
		Amount

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
	Fannie Mae Grantor Trust 2001-T7 A1
	7.50% 2/25/41	99	109
	Fannie Mae REMIC
	Series 2003-122 AJ 4.50% 2/25/28	29,928	30,538
	Freddie Mac REMIC
	Series 2326 ZQ 6.50% 6/15/31	27,718	29,691
	Series 2557 WE 5.00% 1/15/18	30,000	31,920
	Series 2622 PE 4.50% 5/15/18	30,000	31,565
	Series 2662 MA 4.50% 10/15/31	29,473	30,080
	Series 2694 QG 4.50% 1/15/29	30,000	30,936
	Series 2762 LG 5.00% 9/15/32	30,000	31,160
	Series 2890 PC 5.00% 7/15/30	30,000	31,472
	Series 3128 BC 5.00% 10/15/27	30,000	31,384

	Total Agency Collateralized Mortgage Obligations (Cost $277,474)		278,855

	AGENCY MORTGAGE-BACKED SECURITIES–2.82%
•	Fannie Mae ARM
	5.046% 8/1/35	32,277	33,568
	Fannie Mae S.F. 15 yr
	5.50% 3/1/20	442,300	467,428

LVIP Delaware Foundation® Funds–65

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae S.F. 15 yr TBA
	4.00% 7/1/24		260,000	$260,000
	4.50% 7/1/24		800,000	816,000
	5.00% 7/1/24		800,000	827,750
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39		48,515	48,482
	4.50% 4/1/39		447,862	447,508
	5.00% 9/1/35		34,796	35,551
	5.00% 2/1/38		41,666	42,489
	5.50% 4/1/37		165,609	171,196
	6.50% 9/1/36		28,448	30,347
	6.50% 8/1/37		31,141	33,210
	6.50% 10/1/37		38,588	41,151
	6.50% 11/1/37		40,430	43,115
	Fannie Mae S.F. 30 yr TBA
	4.50% 7/1/39		265,000	264,420
	6.00% 7/1/39		800,000	836,000
	6.50% 8/1/39		1,600,000	1,697,000
•	Freddie Mac ARM
	4.408% 12/1/33		33,254	33,784
	5.919% 6/1/37		31,488	33,097
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20		35,039	36,023
	5.50% 5/1/20		507,265	532,121
	Freddie Mac S.F. 30 yr
	4.50% 10/1/35		41,690	41,631
	5.50% 3/1/37		135,426	139,996
	Freddie Mac S.F. 30 yr TBA
	4.00% 7/1/39		530,000	513,686

	Total Agency Mortgage-Backed Securities (Cost $7,368,215)			7,425,553

	AGENCY OBLIGATION–0.03%
	Freddie Mac
	5.75% 9/15/10	EUR	45,000	66,151

	Total Agency Obligation (Cost $61,846)			66,151

	COMMERCIAL MORTGAGE-BACKED SECURITIES–0.57%
#	American Tower Trust 144A Series 2007-1A AFX
	5.420% 4/15/37		100,000	91,000
	Bank of America Commercial Mortgage Securities Series 2006-4 A4
	5.634% 7/10/46		150,000	118,363
•	Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4
	5.719% 9/11/38		150,000	130,451
•	◆Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A
	5.116% 6/10/44		200,000	162,946
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		150,000	138,587
	Series 2005-GG5 A5
	5.224% 4/10/37		150,000	128,306
•	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A6
	5.396% 8/10/38		100,000	89,153
	Series 2007-GG10 A4
	5.805% 8/10/45		50,000	37,784
	JPMorgan Chase Commercial Mortgage Securities
	•Series 2005-LDP5 A4 5.344% 12/15/44		200,000	169,078
	Series 2006-LDP9 A2 5.134% 5/15/47		150,000	124,139
•	Morgan Stanley Capital I
	Series 2007-T27 A4 5.650% 6/11/42		375,000	314,649

	Total Commercial Mortgage-Backed Securities (Cost $1,475,135)			1,504,456

	CONVERTIBLE BONDS–0.57%
	Amgen
	0.375% exercise price $79.48, expiration date 2/1/13		310,000	281,325
#	Digital Realty Trust 144A
	5.50% exercise price $43.00, expiration date 4/15/49		310,000	306,512
	Interpublic Group
	4.25% exercise price $12.42, expiration date 3/15/23		10,000	8,925
	Medtronic
	1.625% exercise price $55.41, expiration date 4/15/13		310,000	287,138
	Qwest Communications International
	3.50% exercise price $5.23, expiration date 11/15/25		245,000	242,550
#	Sino Forrest 144A
	5.00% exercise price
	$20.29, expiration date 8/1/13		230,000	190,900
#	Virgin Media 144A
	6.50% exercise price $19.22, expiration date 11/15/16		240,000	187,200

	Total Convertible Bonds (Cost $1,497,875)			1,504,550

LVIP Delaware Foundation® Funds–66

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS–6.42%
	Aerospace & Defense–0.07%
#	BAE Systems Holdings 144A
	4.95% 6/1/14	15,000	$15,093
	6.375% 6/1/19	155,000	158,761
	L-3 Communications
	6.125% 7/15/13	4,000	3,790
	Moog 7.25% 6/15/18	3,000	2,820

			180,464

	Airlines–0.00%
	Delta Air Lines
	7.92% 11/18/10	4,000	3,680

			3,680

	Auto Components–0.01%
#	Allison Transmission 144A
	11.00% 11/1/15	15,000	11,925
	Goodyear Tire & Rubber
	9.00% 7/1/15	6,000	5,970
	10.50% 5/15/16	8,000	8,120

			26,015

	Beverages–0.11%
#	Anheuser-Busch InBev Worldwide 144A
	7.75% 1/15/19	210,000	230,059
	8.20% 1/15/39	15,000	16,755
	Constellation Brands
	7.25% 9/1/16	25,000	23,250
	8.125% 1/15/12	4,000	4,020
	Cott Beverages USA
	8.00% 12/15/11	4,000	3,740
	Dr Pepper Snapple Group
	6.12% 5/1/13	5,000	5,181

			283,005

	Biotechnology–0.00%
	Amgen 5.70% 2/1/19	10,000	10,570

			10,570

	Building Products–0.00%
	Associated Materials
	9.75% 4/15/12	4,000	3,520
	Building Materials
	7.75% 8/1/14	5,000	4,475
	USG 6.30% 11/15/16	6,000	4,470

			12,465

	Capital Markets–0.49%
	Goldman Sachs Group
	5.25% 10/15/13	150,000	153,235
	5.95% 1/18/18	10,000	9,716
	6.15% 4/1/18	30,000	29,256
	6.75% 10/1/37	30,000	26,748
	7.50% 2/15/19	300,000	321,785
	Jefferies Group
	6.25% 1/15/36	70,000	48,416
	6.45% 6/8/27	20,000	14,746
	8.50% 7/15/19	95,000	94,394
	LaBranche 11.00% 5/15/12	14,000	12,828
	Lazard Group
	6.85% 6/15/17	10,000	9,200
	7.125% 5/15/15	3,000	2,759
‡	Lehman Brothers Holdings 6.75% 12/28/17	225,000	23
	Morgan Stanley
	5.30% 3/1/13	255,000	258,494
	5.375% 10/15/15	285,000	279,623
#@	Nuveen Investments 144A 10.50% 11/15/15	45,000	31,275

			1,292,498

	Chemicals–0.16%
	Dow Chemical
	8.55% 5/15/19	135,000	135,463
	9.40% 5/15/39	85,000	87,720
	Huntsman International
	7.375% 1/1/15	7,000	5,530
	7.875% 11/15/14	13,000	10,368
	Innophos 8.875% 8/15/14	41,000	37,720
#	Innophos Holdings 144A
	9.50% 4/15/12	2,000	1,760
	Lubrizol 8.875% 2/1/19	120,000	139,642
#	MacDermid 144A
	9.50% 4/15/17	9,000	6,615
#	Nalco 144A 8.25% 5/15/17	5,000	5,050

			429,868

	Commercial Banks–1.01%
•	BAC Capital Trust XIV
	5.63% 12/31/49	9,000	4,502
	Barclays Bank
	6.75% 5/22/19	535,000	531,543
	BB&T
	4.90% 6/30/17	3,000	2,671
	6.85% 4/30/19	530,000	552,165
	BB&T Capital Trust I
	5.85% 8/18/35	15,000	11,282
	BB&T Capital Trust II
	6.75% 6/7/36	25,000	20,054

LVIP Delaware Foundation® Funds–67

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)
	Compagnie de Financement Foncier
	4.00% 7/21/11	40,000	$57,677
	Credit Suisse New York
	5.50% 5/1/14	175,000	182,006
	Intesa Sanpaolo
	6.375% 4/6/10	40,000	57,308
	PNC Funding
	5.25% 11/15/15	3,000	2,856
	5.625% 2/1/17	10,000	9,282
@	Popular North America Capital Trust I
	6.564% 9/15/34	17,000	9,086
•#	Rabobank Nederlands 144A
	11.00% 12/29/49	195,000	217,487
	U.S. Bank North America
	4.80% 4/15/15	10,000	9,836
•	USB Capital IX
	6.189% 4/15/49	230,000	155,308
	Wachovia
	5.50% 5/1/13	535,000	553,132
	5.75% 6/15/17	3,000	2,964
•	Wells Fargo Capital XIII
	7.70% 12/29/49	315,000	261,650
	Zions Bancorporation
	5.50% 11/16/15	5,000	3,603
	5.65% 5/15/14	4,000	3,020
	6.00% 9/15/15	3,000	2,148

			2,649,580

	Commercial Services & Supplies–0.19%
	Allied Waste North America
	6.875% 6/1/17	20,000	19,830
	7.125% 5/15/16	20,000	20,127
	ARAMARK
	8.50% 2/1/15	15,000	14,625
	Browning-Ferris Industries
	7.40% 9/15/35	160,000	150,241
	Casella Waste Systems
	9.75% 2/1/13	22,000	19,910
	Cornell
	10.75% 7/1/12	2,000	1,990
	Corrections Corporation of America
	6.25% 3/15/13	2,000	1,905
	7.75% 6/1/17	8,000	7,920
	FTI Consulting
	7.625% 6/15/13	4,000	3,910
	7.75% 10/1/16	2,000	1,920
	Global Cash Access/Finance 8.75% 3/15/12	6,000	5,580
	International Lease Finance
	5.35% 3/1/12	5,000	3,905
	5.55% 9/5/12	10,000	7,774
	5.625% 9/20/13	20,000	15,122
	International Lease Finance
	5.875% 5/1/13	3,000	2,274
	6.375% 3/25/13	208,000	158,372
	6.625% 11/15/13	10,000	7,704
	Iron Mountain
	6.625% 1/1/16	2,000	1,800
	8.00% 6/15/20	27,000	25,245
	8.75% 7/15/18	2,000	1,980
	Mobile Mini
	6.875% 5/1/15	3,000	2,513
	Waste Management
	7.10% 8/1/26	10,000	9,445
	7.375% 3/11/19	3,000	3,220

			487,312

	Communications Equipment–0.00%
	Alcatel-Lucent USA
	6.45% 3/15/29	4,000	2,290

			2,290

	Consumer Finance–0.20%
	Capital One Financial
	7.375% 5/23/14	260,000	268,380
	Cardtronics
	9.25% 8/15/13	43,000	38,700
	Ford Motor Credit
	7.25% 10/25/11	82,000	70,961
	7.375% 10/28/09	14,000	13,881
	8.00% 6/1/14	9,000	7,289
	9.875% 8/10/11	90,000	83,292
#	GMAC 144A
	6.00% 12/15/11	3,000	2,595
	6.625% 5/15/12	8,000	6,760
	6.875% 9/15/11	19,000	16,815
	6.875% 8/28/12	9,000	7,605
	SLM 8.45% 6/15/18	20,000	17,135

			533,413

	Containers & Packaging–0.04%
#	BWAY 144A
	10.00% 4/15/14	10,000	10,025
	Crown Americas
	7.625% 11/15/13	9,000	8,820
	#144A 7.625% 5/15/17	4,000	3,880
	Graham Packaging
	9.875% 10/15/14	11,000	10,285
	Graphic Packaging International
	9.50% 8/15/13	54,000	51,839
	#144A 9.50% 6/15/17	3,000	2,970
@	Intertape Polymer
	8.50% 8/1/14	2,000	893

LVIP Delaware Foundation® Funds–68

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Containers & Packaging (continued)
#	Owens-Brockway Glass Container 144A
	7.375% 5/15/16	2,000	$1,950
#	Plastipak Holdings 144A
	8.50% 12/15/15	5,000	4,506
	Pregis 12.375% 10/15/13	1,000	750
	Rock-Tenn
	9.25% 3/15/16	3,000	3,068
	#144A 9.25% 3/15/16	2,000	2,045
	Solo Cup 8.50% 2/15/14	14,000	11,550

			112,581

	Diversified Financial Services–0.73%
	Bank of America
	5.125% 11/15/14	3,000	2,824
	7.375% 5/15/14	390,000	403,284
	CIT Group
	4.75% 12/15/10	2,000	1,571
	5.40% 1/30/16	2,000	1,131
	5.65% 2/13/17	7,000	3,955
	5.85% 9/15/16	14,000	7,914
	#144A 12.00% 12/18/18	7,000	3,292
	Citigroup
	6.125% 5/15/18	10,000	8,761
	6.50% 8/19/13	348,000	338,338
	8.50% 5/22/19	178,000	181,369
	General Electric Capital
	5.875% 1/14/38	363,000	288,141
	6.75% 3/15/32	3,000	2,700
	6.875% 1/10/39	15,000	13,542
	JPMorgan Chase 6.30% 4/23/19	530,000	534,052
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	160,000	137,993

			1,928,867

	Diversified Telecommunication Services–0.48%
	AT&T 6.70% 11/15/13	120,000	131,912
	Cincinnati Bell
	7.00% 2/15/15	8,000	7,200
	Citizens Communications
	6.25% 1/15/13	3,000	2,775
	7.125% 3/15/19	42,000	36,015
	Deutsche Telekom International Finance
	4.875% 7/8/14	145,000	146,100
	5.25% 7/22/13	10,000	10,281
	6.00% 7/8/19	80,000	80,863
#	DigitalGlobe 144A
	10.50% 5/1/14	4,000	4,160
	Frontier Communications
	8.25% 5/1/14	2,000	1,900
	GCI 7.25% 2/15/14	2,000	1,835
	Hughes Network Systems/Finance
	9.50% 4/15/14	21,000	20,580
	Inmarsat Finance II
	10.375% 11/15/12	22,000	22,880
	Intelsat Jackson Holdings 11.25% 6/15/16	47,000	48,175
#	Intelsat Subsidiary Holding 144A
	8.875% 1/15/15	5,000	4,850
#	PAETEC Holding 144A
	8.875% 6/30/17	15,000	14,175
	Qwest Communications International
	7.50% 2/15/14	5,000	4,588
	Telecom Italia Capital
	4.00% 1/15/10	8,000	8,039
	4.95% 9/30/14	10,000	9,584
	5.25% 11/15/13	5,000	4,908
	5.25% 10/1/15	10,000	9,666
	6.20% 7/18/11	3,000	3,107
	7.175% 6/18/19	180,000	182,787
	7.721% 6/4/38	30,000	30,639
	Telefonica Emisiones
	4.949% 1/15/15	135,000	137,386
#	Telesat Canada 144A
	11.00% 11/1/15	10,000	10,300
	12.50% 11/1/17	4,000	3,960
	Time Warner Telecom Holdings 9.25% 2/15/14	7,000	6,983
	Verizon Communications
	5.50% 2/15/18	3,000	2,984
	6.10% 4/15/18	3,000	3,082
	6.35% 4/1/19	113,000	117,766
	6.90% 4/15/38	10,000	10,465
	8.75% 11/1/18	135,000	160,169
	Windstream 8.125% 8/1/13	10,000	9,725

			1,249,839

	Electric Utilities–0.07%
#	Calpine Construction Finance 144A
	8.00% 6/1/16	11,000	10,588
	Commonwealth Edison
	6.15% 9/15/17	5,000	5,203
	Edison Mission Energy
	7.00% 5/15/17	2,000	1,545
	7.20% 5/15/19	5,000	3,750
	Illinois Power
	6.125% 11/15/17	15,000	14,597
	9.75% 11/15/18	3,000	3,459
	Indiana Michigan Power
	7.00% 3/15/19	13,000	13,997
	Ipalco Enterprises
	8.625% 11/14/11	3,000	3,030

LVIP Delaware Foundation® Funds–69

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)
	Jersey Central Power & Light
	7.35% 2/1/19	90,000	$99,114
#	Kansas Gas & Electric 144A
	6.70% 6/15/19	5,000	5,261
	Mirant North America
	7.375% 12/31/13	1,000	965
	PPL Electric Utilities
	7.125% 11/30/13	5,000	5,617
	Texas Competitive Electric Holdings
	10.25% 11/1/15	15,000	9,413

			176,539

	Electronic Equipment, Instruments & Components–0.01%
	Anixter 10.00% 3/15/14	2,000	2,000
	Celestica 7.625% 7/1/13	5,000	4,900
	Flextronics International
	6.25% 11/15/14	3,000	2,820
	Sanmina-SCI 8.125% 3/1/16	5,000	3,669

			13,389

	Energy Equipment & Services–0.08%
	Complete Production Services
	8.00% 12/15/16	28,000	24,080
	Geophysique-Veritas
	7.50% 5/15/15	1,000	923
	7.75% 5/15/17	7,000	6,405
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	16,000	14,680
	Key Energy Services
	8.375% 12/1/14	8,000	7,100
	Weatherford International
	5.15% 3/15/13	30,000	29,945
	5.95% 6/15/12	10,000	10,448
	7.00% 3/15/38	118,000	113,958
	9.625% 3/1/19	3,000	3,535
	9.875% 3/1/39	5,000	6,134

			217,208

	Food & Staples Retailing–0.09%
	CVS Caremark
	4.875% 9/15/14	15,000	15,241
	Delhaize America
	9.00% 4/15/31	20,000	24,343
	Delhaize Group
	5.875% 2/1/14	10,000	10,277
	6.50% 6/15/17	155,000	158,525
#	Ingles Markets 144A
	8.875% 5/15/17	5,000	4,938
	Kroger 7.50% 1/15/14	10,000	11,201
	New Albertsons 7.25% 5/1/13	2,000	1,930
	Supervalu 8.00% 5/1/16	1,000	975

			227,430

	Food Products–0.04%
	ConAgra Foods
	5.875% 4/15/14	20,000	21,226
#	Dole Food 144A
	13.875% 3/15/14	6,000	6,630
#	JBS USA Finance 144A
	11.625% 5/1/14	7,000	6,650
#	M-Foods Holdings 144A
	9.75% 10/1/13	3,000	2,903
	National Beef Packing
	11.00% 8/1/11	4,000	3,940
	Smithfield Foods
	7.75% 5/15/13	4,000	3,300
	#144A 10.00% 7/15/14	65,000	64,512
#	Tyson Foods 144A
	10.50% 3/1/14	6,000	6,540

			115,701

	Gas Utilities–0.00%
	AmeriGas Partners
	7.125% 5/20/16	4,000	3,680
	Inergy Finance
	6.875% 12/15/14	3,000	2,745
	8.25% 3/1/16	3,000	2,873
	#144A 8.75% 3/1/15	2,000	1,965

			11,263

	Health Care Equipment & Supplies–0.11%
	Bausch & Lomb
	9.875% 11/1/15	18,000	17,280
	Beckman Coulter
	6.00% 6/1/15	50,000	52,448
	7.00% 6/1/19	5,000	5,294
	Biomet 11.625% 10/15/17	13,000	12,805
	Biomet PIK 10.375% 10/15/17	14,000	13,615
	Hospira 6.40% 5/15/15	160,000	168,631
	Inverness Medical Innovations
	9.00% 5/15/16	8,000	7,760
	Universal Hospital Services PIK
	8.50% 6/1/15	4,000	3,790

			281,623

	Health Care Providers & Services–0.30%
	Alliance Imaging 7.25% 12/15/12	3,000	2,925
	Community Health Systems
	8.875% 7/15/15	27,000	26,595
	Express Scripts
	6.25% 6/15/14	30,000	31,777
	7.25% 6/15/19	115,000	127,044
	HCA
	6.50% 2/15/16	8,000	6,500
	9.25% 11/15/16	26,000	25,675
	HCA PIK
	9.625% 11/15/16	2,000	1,985

LVIP Delaware Foundation® Funds–70

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Health Care Providers & Services (continued)
•	HealthSouth
	7.218% 6/15/14	9,000	$8,258
	Mckesson
	6.50% 2/15/14	3,000	3,204
	7.50% 2/15/19	20,000	22,562
	Medco Health Solutions
	7.125% 3/15/18	80,000	84,383
	Psychiatric Solutions
	7.75% 7/15/15	7,000	6,440
#	Psychiatric Solutions 144A 7.75% 7/15/15	7,000	6,440
	Quest Diagnostics
	5.45% 11/1/15	35,000	33,967
	6.40% 7/1/17	3,000	3,067
	Select Medical
	7.625% 2/1/15	14,000	11,445
	Tenet Healthcare
	7.375% 2/1/13	11,000	9,955
	UnitedHealth Group
	5.50% 11/15/12	10,000	10,356
	5.80% 3/15/36	195,000	158,204
	US Oncology Holdings PIK
	6.904% 3/15/12	11,000	9,323
	WellPoint
	5.00% 1/15/11	5,000	5,128
	5.95% 12/15/34	10,000	8,073
	6.00% 2/15/14	180,000	183,496
	6.375% 6/15/37	3,000	2,759

			789,561

	Hotels, Restaurants & Leisure–0.07%
	Carrols 9.00% 1/15/13	5,000	4,713
	Denny’s Holdings
	10.00% 10/1/12	2,000	1,950
	Gaylord Entertainment
	6.75% 11/15/14	6,000	4,515
	8.00% 11/15/13	6,000	5,145
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17	18,000	17,100
#	Landry’s Restaurants 144A
	14.00% 8/15/11	4,000	3,820
	MGM Mirage
	6.625% 7/15/15	3,000	1,973
	7.50% 6/1/16	2,000	1,308
	7.625% 1/15/17	6,000	3,915
	#144A 11.125% 11/15/17	38,000	40,469
	#144A 13.00% 11/15/13	45,000	49,499
	OSI Restaurant Partners
	10.00% 6/15/15	7,000	4,813
	Pinnacle Entertainment
	7.50% 6/15/15	37,000	31,819
	8.25% 3/15/12	1,000	1,000
#	Pokagon Gaming Authority 144A
	10.375% 6/15/14	7,000	6,895
#	Shingle Springs Tribal Gaming Authority 144A
	9.375% 6/15/15	5,000	3,025
#	Speedway Motorsports 144A
	8.75% 6/1/16	5,000	5,088
	Yum Brands
	6.875% 11/15/37	5,000	5,056

			192,103

	Household Durables–0.03%
	Beazer Homes USA
	8.625% 5/15/11	2,000	1,370
	Jarden
	7.50% 5/1/17	4,000	3,520
	8.00% 5/1/16	9,000	8,618
	JohnsonDiversey Holdings 10.67% 5/15/13	5,000	4,225
	M/I Homes
	6.875% 4/1/12	2,000	1,610
	Meritage Homes
	6.25% 3/15/15	1,000	790
	7.00% 5/1/14	7,000	5,775
	Mohawk Industries
	6.625% 1/15/16	4,000	3,559
	Ryland Group
	5.375% 5/15/12	5,000	4,725
	8.40% 5/15/17	43,000	41,494
#	Sealy Mattress 144A
	10.875% 4/15/16	2,000	2,105

			77,791

	Independent Power Producers & Energy Traders–0.02%
	AES
	7.75% 3/1/14	1,000	953
	8.00% 10/15/17	4,000	3,740
	8.00% 6/1/20	13,000	11,733
	#144A 8.75% 5/15/13	1,000	1,020
	NRG Energy
	7.25% 2/1/14	6,000	5,835
	7.375% 2/1/16	16,000	15,179
	RRI Energy
	6.75% 12/15/14	15,000	14,531
	7.625% 6/15/14	3,000	2,760

			55,751

	Industrial Conglomerates–0.06%
	Orion Power Holdings
	12.00% 5/1/10	5,000	5,200
	Tyco International Finance
	8.50% 1/15/19	130,000	144,381

			149,581

LVIP Delaware Foundation® Funds–71

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Insurance–0.21%
	ACE INA Holdings
	5.90% 6/15/19	135,000	$135,570
•#	Liberty Mutual Group 144A
	10.75% 6/15/58	25,000	18,030
	MetLife
	6.75% 6/1/16	255,000	259,960
	6.817% 8/15/18	150,000	151,320

			564,880

	Internet & Catalog Retail–0.00%
#	Expedia 144A
	8.50% 7/1/16	3,000	2,895

			2,895

	Internet Software & Services–0.00%
#	Terremark Worldwide 144A
	12.00% 6/15/17	10,000	9,650

			9,650

	IT Services–0.01%
	Lender Processing Services
	8.125% 7/1/16	3,000	2,955
	Sungard Data Systems
	9.125% 8/15/13	4,000	3,800
	10.25% 8/15/15	10,000	9,288

			16,043

	Life Sciences Tools & Services–0.00%
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16	4,000	3,970

			3,970

	Machinery–0.00%
	RBS Global/Rexnord
	11.75% 8/1/16	4,000	2,970
	Thermadyne Holdings
	10.00% 2/1/14	5,000	3,356

			6,326

	Media–0.49%
	Belo 6.75% 5/30/13	6,000	4,800
‡#	Charter Communications Operating 144A
	10.00% 4/30/12	3,000	2,903
	10.375% 4/30/14	4,000	3,850
	10.875% 9/15/14	47,000	48,880
	Comcast
	•1.439% 7/14/09	3,000	3,001
	5.85% 11/15/15	5,000	5,188
	6.30% 11/15/17	3,000	3,180
	6.50% 1/15/15	145,000	153,978
#	Cox Communications 144A
	6.25% 6/1/18	15,000	14,853
	6.95% 6/1/38	200,000	193,111
	8.375% 3/1/39	15,000	16,774
	CSC Holdings
	6.75% 4/15/12	91,000	88,270
	#144A 8.50% 4/15/14	3,000	2,989
	#144A 8.50% 6/15/15	1,000	988
	DirecTV Holdings
	7.625% 5/15/16	5,000	4,888
	Echostar DBS
	7.125% 2/1/16	10,000	9,375
	Interpublic Group
	6.25% 11/15/14	11,000	9,680
	Lamar Media
	6.625% 8/15/15	9,000	7,830
	Mediacom Capital
	9.50% 1/15/13	6,000	5,745
	Nielsen Finance
	10.00% 8/1/14	4,000	3,805
	Quebecor Media
	7.75% 3/15/16	3,000	2,734
#	Rainbow National Services 144A
	10.375% 9/1/14	3,000	3,124
	Time Warner Cable
	6.75% 7/1/18	3,000	3,130
	6.75% 6/15/39	30,000	29,291
	7.50% 4/1/14	280,000	308,755
#	Univision Communications 144A
	12.00% 7/1/14	40,000	39,500
	Videotron
	6.875% 1/15/14	2,000	1,860
	9.125% 4/15/18	4,000	4,085
	#144A 9.125% 4/15/18	2,000	2,043
	Visant Holding
	8.75% 12/1/13	5,000	4,938
#	Vivendi 144A
	6.625% 4/4/18	155,000	156,297
	WPP Finance
	8.00% 9/15/14	155,000	157,571

			1,297,416

	Metals & Mining–0.12%
	ArcelorMittal
	6.125% 6/1/18	170,000	148,995
	9.85% 6/1/19	10,000	10,809
	California Steel Industries
	6.125% 3/15/14	3,000	2,550
#	Compass Minerals International 144A
	8.00% 6/1/19	6,000	5,978
	Freeport McMoRan Copper & Gold
	8.375% 4/1/17	110,000	110,981
•	Noranda Aluminum Acquisition PIK
	5.413% 5/15/15	4,000	2,225

LVIP Delaware Foundation® Funds–72

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Metals & Mining (continued)
	Reliance Steel & Aluminum
	6.85% 11/15/36	10,000	$5,743
	Ryerson
	•8.403% 11/1/14	3,000	2,198
	12.00% 11/1/15	2,000	1,640
#	Steel Dynamics 144A
	8.25% 4/15/16	14,000	13,265
#	Teck Resources 144A
	10.25% 5/15/16	3,000	3,146
	10.75% 5/15/19	10,000	10,767
	United States Steel
	7.00% 2/1/18	5,000	4,350

			322,647

	Multiline Retail–0.15%
	Dollar General PIK
	11.875% 7/15/17	4,000	4,340
	Macy’s Retail Holdings
	6.65% 7/15/24	19,000	12,608
	8.875% 7/15/15	96,000	93,006
	10.625% 11/1/10	4,000	4,079
	Nordstrom
	6.75% 6/1/14	15,000	15,609
	7.00% 1/15/38	88,000	78,935
	Target 6.50% 10/15/37	175,000	177,597

			386,174

	Multi-Utilities–0.03%
	Ameren 8.875% 5/15/14	3,000	3,099
	Sempra Energy 6.50% 6/1/16	70,000	73,171

			76,270

	Office Electronics–0.04%
	Xerox 8.25% 5/15/14	90,000	93,681

			93,681

	Oil, Gas & Consumable Fuels–0.42%
	Anadarko Petroleum
	5.75% 6/15/14	5,000	5,089
	6.95% 6/15/19	3,000	3,033
	8.70% 3/15/19	15,000	16,832
	Berry Petroleum
	10.25% 6/1/14	3,000	3,045
	Bill Barrett
	9.875% 7/15/16	10,000	9,517
	Chesapeake Energy
	6.375% 6/15/15	1,000	895
	6.625% 1/15/16	7,000	6,178
	7.25% 12/15/18	1,000	875
	9.50% 2/15/15	57,000	57,712
	Copano Energy
	7.75% 6/1/18	5,000	4,538
	Denbury Resources
	7.50% 4/1/13	36,000	34,560
	9.75% 3/1/16	13,000	13,423
	Dynergy Holdings
	7.75% 6/1/19	12,000	9,405
	El Paso
	6.875% 6/15/14	46,000	43,158
	7.00% 6/15/17	6,000	5,495
	7.25% 6/1/18	1,000	928
	8.25% 2/15/16	1,000	978
#	El Paso Performance-Linked Trust 144A
	7.75% 7/15/11	2,000	1,973
	Enbridge Energy
	9.875% 3/1/19	15,000	17,418
	Energy Transfer Partners
	8.50% 4/15/14	5,000	5,614
	9.70% 3/15/19	15,000	17,249
	Enterprise Products Operating
	5.00% 3/1/15	5,000	4,612
	5.60% 10/15/14	5,000	5,145
	6.30% 9/15/17	155,000	156,015
	6.50% 1/31/19	5,000	5,091
	Forest Oil
	7.25% 6/15/19	6,000	5,400
#	Gulfstream Natural Gas System 144A
	6.95% 6/1/16	5,000	5,243
#	Hilcorp Energy I 144A
	7.75% 11/1/15	4,000	3,400
	9.00% 6/1/16	5,000	4,375
#	Holly 144A
	9.875% 6/15/17	39,000	38,025
	Husky Energy
	5.90% 6/15/14	5,000	5,236
	International Coal Group 10.25% 7/15/14	6,000	4,260
	Kinder Morgan Energy Partners
	5.625% 2/15/15	5,000	5,060
	6.85% 2/15/20	20,000	20,539
	9.00% 2/1/19	5,000	5,696
	Mariner Energy
	8.00% 5/15/17	6,000	5,010
	MarkWest Energy Partners
	8.75% 4/15/18	4,000	3,480
	Massey Energy 6.875% 12/15/13	19,000	17,480
	Noble Energy
	8.25% 3/1/19	100,000	113,967
	OPTI Canada
	7.875% 12/15/14	3,000	1,958
	8.25% 12/15/14	10,000	6,650

LVIP Delaware Foundation® Funds–73

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
	Petrohawk Energy
	7.875% 6/1/15	3,000	$2,790
	9.125% 7/15/13	9,000	9,000
	#144A 10.50% 8/1/14	2,000	2,055
	Petroleum Development
	12.00% 2/15/18	3,000	2,535
	Plains All American Pipeline
	6.50% 5/1/18	5,000	5,068
	8.75% 5/1/19	155,000	176,183
	Plains Exploration & Production 7.625% 6/1/18	5,000	4,513
	Quicksilver Resources
	11.75% 1/1/16	10,000	10,400
	Range Resources
	7.25% 5/1/18	4,000	3,760
	8.00% 5/15/19	4,000	3,955
	Regency Energy Partners
	8.375% 12/15/13	3,000	2,910
	#144A 9.375% 6/1/16	4,000	3,890
#	SandRidge Energy 144A
	9.875% 5/15/16	38,000	36,860
	Talisman Energy
	7.75% 6/1/19	140,000	155,363
	Whiting Petroleum
	7.25% 5/1/13	19,000	18,098

			1,111,937

	Paper & Forest Products–0.03%
	Domtar 7.125% 8/15/15	2,000	1,680
	Georgia-Pacific
	7.70% 6/15/15	2,000	1,880
	8.875% 5/15/31	1,000	870
	#144A 7.00% 1/15/15	3,000	2,820
	#144A 7.125% 1/15/17	3,000	2,805
	#144A 8.25% 5/1/16	6,000	5,850
	Norske Skog Canada
	8.625% 6/15/11	4,000	2,420
#@	Norske Skogindustrier 144A
	7.125% 10/15/33	4,000	1,980
#@	Sappi Papier Holding 144A
	6.75% 6/15/12	77,000	51,652

			71,957

	Pharmaceuticals–0.00%
	Elan Finance
	7.75% 11/15/11	2,000	1,860

			1,860

	Real Estate Investment Trusts–0.01%
#	Host Hotels & Resorts 144A
	9.00% 5/15/17	7,000	6,703
@	Potlatch 12.50% 12/1/09	5,000	5,158

			11,861

	Road & Rail–0.07%
	CSX
	5.75% 3/15/13	10,000	10,262
	6.25% 3/15/18	5,000	5,051
	7.375% 2/1/19	10,000	10,879
	7.45% 4/1/38	140,000	152,060
	7.90% 5/1/17	3,000	3,322

			181,574

	Semiconductors & Semiconductor Equipment–0.00%
	Amkor Technologies
	7.75% 5/15/13	3,000	2,764
	Avago Technologies Finance
	10.175% 12/1/13	4,000	4,100

			6,864

	Software–0.03%
	Oracle 3.75% 7/8/14	80,000	80,000

			80,000

	Specialty Retail–0.01%
	Sally Holdings
	10.50% 11/15/16	8,000	7,960
	Toys R Us 7.625% 8/1/11	19,000	17,670

			25,630

	Textiles, Apparel & Luxury Goods–0.02%
#	Invista 144A 9.25% 5/1/12	5,000	4,738
	Levi Strauss 9.75% 1/15/15	11,000	10,863
	VF 6.45% 11/1/37	40,000	38,077

			53,678

	Tobacco–0.02%
	Alliance One International
	8.50% 5/15/12	1,000	993
	11.00% 5/15/12	1,000	1,050
	#144A 10.00% 7/15/16	60,000	57,150

			59,193

	Trading Companies & Distributors–0.03%
	Hertz
	8.875% 1/1/14	5,000	4,625
	10.50% 1/1/16	3,000	2,685
	RSC Equipment Rental
	9.50% 12/1/14	5,000	4,038
	#144A 10.00% 7/15/17	70,000	68,162

			79,510

	Wireless Telecommunication Services–0.36%
	American Tower
	7.00% 10/15/17	15,000	14,588
	AT&T Wireless
	8.125% 5/1/12	35,000	39,210

LVIP Delaware Foundation® Funds–74

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Wireless Telecommunication Services (continued)
	Cricket Communications
	9.375% 11/1/14		111,000	$109,890
	#144A 7.75% 5/15/16		4,000	3,870
	Crown Castle International 9.00% 1/15/15		11,000	11,248
	MetroPCS Wireless
	9.25% 11/1/14		37,000	36,954
	Nextel Communications
	7.375% 8/1/15		66,000	52,965
	Rogers Communications
	6.80% 8/15/18		100,000	107,386
	8.00% 12/15/12		10,000	10,350
	Sprint Nextel
	6.00% 12/1/16		137,000	112,683
#	Verizon Wireless 144A
	5.55% 2/1/14		135,000	143,463
	Virgin Media Finance
	8.75% 4/15/14		61,000	59,780
	Vodafone Group
	5.00% 12/16/13		3,000	3,114
	5.00% 9/15/15		225,000	226,220
	5.375% 1/30/15		10,000	10,213
	5.625% 2/27/17		3,000	3,052

				944,986

	Total Corporate Bonds (Cost $17,075,947)			16,919,389

	FOREIGN AGENCY–0.05%
	Germany–0.05%
	KFW 4.875% 6/17/19		135,000	140,162

	Total Foreign Agency (Cost $141,282)			140,162

	MUNICIPAL BOND–0.06%
	California State Taxable Various Purpose
	7.55% 4/1/39		185,000	169,639

	Total Municipal Bond (Cost $170,982)			169,639

	NON-AGENCY ASSET-BACKED SECURITIES–0.23%
	Citibank Credit Card Issuance Trust
	Series 2005-A7 A7
	4.75% 10/22/12		235,000	243,177
•	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36		50,000	33,604
	Daimler Chrysler Auto Trust
	Series 2008-B A3A 4.71% 9/10/12		50,000	51,207
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		100,000	100,186
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		100,000	90,374
	John Deere Owner Trust
	Series 2008-A A3 4.18% 6/15/12		25,000	25,364
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		50,000	50,612

	Total Non-Agency Asset-Backed Securities (Cost $593,266)			594,524

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
◆	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-23 A1 5.50% 11/25/35		41,605	32,127
•	JPMorgan Mortgage Trust
	Series 2005-A2 5A1 4.339% 4/25/35		34,931	31,535
•	MASTR ARM Trust
	Series 2006-2 4A1 4.986% 2/25/36		25,209	19,389
•#	Paragon Mortgages 144A Series 7A B1A 1.633% 5/15/43		170,000	65,141
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2004-CB3 1A 6.00% 10/25/34		34,809	32,193
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2005-18 1A1 5.50% 1/25/36		49,020	35,892
	•Series 2006-AR6 7A1 5.114% 3/25/36		63,172	47,693

	Total Non-Agency Collateralized Mortgage Obligations (Cost $368,214)			263,970

	SOVEREIGN DEBT–0.21%
	Brazil–0.07%
	Republic of Brazil
	12.50% 1/5/16	BRL	305,000	173,618

				173,618

LVIP Delaware Foundation® Funds–75

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	SOVEREIGN DEBT (continued)
	Indonesia–0.05%
#	Indonesia Government International 144A 11.625% 3/4/19		100,000	$127,125

				127,125

	Mexico–0.06%
	Mexican Government
	10.00% 11/20/36	MXN	2,000,000	168,004

				168,004

	Russia–0.03%
	Russian-Eurobond
	7.50% 3/31/30		76,800	76,378

				76,378

	Total Sovereign Debt (Cost $548,759)			545,125

	SUPRANATIONAL BANKS–0.15%
	European Investment Bank
	3.125% 6/4/14		55,000	55,178
	6.00% 8/14/13	AUD	333,000	269,888
	6.25% 4/15/14	GBP	33,000	60,626

	Total Supranational Banks (Cost $382,808)			385,692

	U.S. TREASURY OBLIGATIONS–3.00%
	U.S. Treasury Notes
	1.875% 4/30/14		1,545,000	1,499,736
	2.625% 6/30/14		3,155,000	3,165,863
	3.125% 5/15/19		3,350,000	3,241,135

	Total U.S. Treasury Obligations (Cost $7,945,091)			7,906,734

			Number	Value
			of Shares	(U.S. $)

	WARRANTS–0.00%
†#	Mediq 144A exercise price
	$0.01 expiration date 6/1/09		40	$0
†#	Solutia 144A, exercise price
	$7.59 expiration date 7/15/09		20	0
†	US Airways, exercise price
	$10.00 expiration date 1/1/10		8	0

	Total Warrants (Cost $1,901)			0

			Principal
			Amount

≠	DISCOUNTED COMMERCIAL PAPER–14.62%
	Bank of Nova Scotia
	0.29% 9/14/09		7,500,000	7,493,080
	Colgate-Palmolive
	0.21% 7/6/09		5,800,000	5,799,787
	General Electric Capital Services
	0.37% 10/14/09		7,500,000	7,488,517
	JPMorgan Chase Funding
	0.30% 9/14/09		7,500,000	7,492,606
	Koch Resources
	0.20% 7/6/09		6,250,000	6,249,761
	Microsoft
	0.19% 9/16/09		4,000,000	3,997,487

	Total Discounted Commercial Paper (Cost $38,530,719)			38,521,238

	SHORT TERM INVESTMENT–0.13%
	Money Market Mutual Fund–0.13%
	Dreyfus Treasury & Agency Cash Management Fund		337,922	337,922

	Total Short Term Investment (Cost $337,922)			337,922

TOTAL VALUE OF SECURITIES–102.83% (Cost $271,247,774)	270,866,645
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.83%)	(7,449,995)

NET ASSETS APPLICABLE TO 27,708,681 SHARES OUTSTANDING–100.00%	$263,416,650

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($216,056,672 / 22,722,900 Shares)	$9.508

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($47,359,978 / 4,985,781 Shares)	$9.499

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$331,755,268
Undistributed net investment income	2,518,116
Accumulated net realized loss on investments	(70,413,797)
Net unrealized depreciation of investments and foreign currencies	(442,937)

Total net assets	$263,416,650

LVIP Delaware Foundation® Funds–76

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
EUR–European Monetary Unit
GBP–British Pound Sterling
MXN–Mexican Peso

†	Non income producing security.

§	Developed Market–countries that are thought to be most developed and therefore less risky.

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009 the aggregate amount of Rule 144A securities was $3,571,144, which represented 1.36% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $1,245,446, which represented 0.47% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡	Non income producing security. Security is currently in default.

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR–Global Depositary Receipts
MASTR–Mortgage Asset Securitization Transaction, Inc.
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-Kind
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

See accompanying notes

LVIP Delaware Foundation® Funds–77

LVIP Delaware Foundation® Funds
Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

	LVIP	LVIP	LVIP
	Delaware	Delaware	Delaware
	Foundation®	Foundation®	Foundation®
	Conservative	Moderate	Aggresive
	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Interest	$3,479,032	$3,488	$804,658
Dividends	2,099,911	496,488	2,276,025
Foreign tax withheld	(3,259)	(452)	(131,124)

	5,575,684	499,524	2,949,559

EXPENSES:
Management fees	757,453	66,671	725,674
Accounting and administration expenses	74,874	3,915	46,705
Distribution expenses–Service Class	74,715	—	54,923
Reports and statements to shareholders	63,914	6,446	28,903
Professional fees	20,534	16,831	18,968
Cusotdian fees	9,465	5,158	41,917
Trustees’ fees	5,524	570	3,353
Other	19,927	16,116	13,702

	1,026,406	115,707	934,145
Less expenses waived/reimbursed	(25,616)	(24,961)	(19,296)

Total operating expenses	1,000,790	90,746	914,849

NET INVESTMENT INCOME	4,574,894	408,778	2,034,710

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(16,762,158)	(1,301,578)	(37,775,364)
Foreign currencies	(490,170)	(98,361)	61,831
Futures contracts	318,576	2,550	1,234,801
Swap contracts	—	(7,528)	—

Net realized loss	(16,933,752)	(1,404,917)	(36,478,732)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	27,374,073	1,293,397	51,205,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	10,440,321	(111,520)	14,726,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,015,215	$297,258	$16,761,659

See accompanying notes

LVIP Delaware Foundation® Funds–78

LVIP Delaware Foundation® Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Delaware		Delaware		Delaware
	Foundation®		Foundation®		Foundation®
	Conservative		Moderate		Aggressive
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,574,894	$10,584,771	$408,778	$687,319	$2,034,710	$5,926,373
Net realized loss on investments and foreign currencies	(16,933,752)	(26,542,942)	(1,404,917)	(2,267,110)	(36,478,732)	(24,549,000)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	27,374,073	(119,092,205)	1,293,397	(3,793,659)	51,205,681	(89,796,260)

Net increase (decrease) in net assets resulting from operations	15,015,215	(135,050,376)	297,258	(5,373,450)	16,761,659	(108,418,887)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,210,389)	(697,014)	(936,809)	—	(14,061,697)
Service Class	—	(1,246,938)	(3)	(4)	—	(3,831,586)
Net realized gain on investments:
Standard Class	—	(37,889,364)	—	—	—	(20,795,206)
Service Class	—	(6,071,554)	—	—	—	(5,749,856)
Return of capital:
Standard Class	—	—	—	—	—	(266,692)
Service Class	—	—	—	—	—	(77,221)

	—	(54,418,245)	(697,017)	(936,813)	—	(44,782,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,026,813	3,069,398	55,827,319	887,344	62,181,473	9,294,130
Service Class	1,735,148	5,823,907	1,000	2	5,116,959	26,864,803
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	47,099,753	697,014	936,809	—	35,123,595
Service Class	—	7,318,492	3	4	—	9,658,663

	28,761,961	63,311,550	56,525,336	1,824,159	67,298,432	80,941,191

Cost of shares repurchased:
Standard Class	(25,668,779)	(73,794,083)	(1,897,641)	(5,845,594)	(16,959,228)	(46,906,816)
Service Class	(3,993,940)	(15,044,020)	(83)	(5,606)	(8,105,416)	(21,287,618)

	(29,662,719)	(88,838,103)	(1,897,724)	(5,851,200)	(25,064,644)	(68,194,434)

Increase (decrease) in net assets derived from capital share transactions	(900,758)	(25,526,553)	54,627,612	(4,027,041)	42,233,788	12,746,757

NET INCREASE (DECREASE) IN NET ASSETS	14,114,457	(214,995,174)	54,227,853	(10,337,304)	58,995,447	(140,454,388)
NET ASSETS:
Beginning of period	337,469,664	552,464,838	16,686,655	27,023,959	204,421,203	344,875,591

End of period	$351,584,121	$337,469,664	$70,914,508	$16,686,655	$263,416,650	$204,421,203

Undistributed (distributions in excess of) net investment income	$6,054,872	$1,902,545	$312,043	$695,884	$2,518,116	$(147,452)

See accompanying notes

LVIP Delaware Foundation® Funds–79

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$10.834	$16.910	$16.957	$15.708	$15.391	$14.299

Income (loss) from investment operations:
Net investment income[3]	0.155	0.347	0.416	0.366	0.305	0.306
Net realized and unrealized gain (loss) on investments and foreign currencies	0.405	(4.569)	0.353	1.285	0.384	1.108

Total from investment operations	0.560	(4.222)	0.769	1.651	0.689	1.414

Less dividends and distributions from:
Net investment income	—	(0.351)	(0.421)	(0.402)	(0.372)	(0.322)
Net realized gain on investments	—	(1.503)	(0.395)	—	—	—

Total dividends and distributions	—	(1.854)	(0.816)	(0.402)	(0.372)	(0.322)

Net asset value, end of period	$11.394	$10.834	$16.910	$16.957	$15.708	$15.391

Total return[4]	5.17%	(26.96% )	4.58%	10.57%	4.49%	10.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$304,851	$290,659	$477,666	$525,479	$545,772	$581,333
Ratio of expenses to average net assets	0.59%	0.52%	0.48%	0.50%	0.51%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.61%	0.52%	0.48%	0.50%	0.51%	0.49%
Ratio of net investment income to average net assets	2.97%	2.39%	2.38%	2.25%	1.96%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.95%	2.39%	2.38%	2.25%	1.96%	2.10%
Portfolio turnover	204%	116%	174%	143%	92%	145%

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the LVIP Delaware Managed Fund (the Managed Fund). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–80

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months
	Ended					5/19/04[3]
	6/30/09[2]	Year Ended				to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$10.841	$16.899	$16.946	$15.699	$15.386	$14.091

Income (loss) from investment operations:
Net investment income[4]	0.138	0.297	0.372	0.326	0.265	0.171
Net realized and unrealized gain (loss) on investments and foreign currencies	0.403	(4.557)	0.352	1.283	0.383	1.391

Total from investment operations	0.541	(4.260)	0.724	1.609	0.648	1.562

Less dividends and distributions from:
Net investment income	—	(0.295)	(0.376)	(0.362)	(0.335)	(0.267)
Net realized gain on investments	—	(1.503)	(0.395)	—	—	—

Total dividends and distributions	—	(1.798)	(0.771)	(0.362)	(0.335)	(0.267)

Net asset value, end of period	$11.382	$10.841	$16.899	$16.946	$15.699	$15.386

Total return[5]	4.99%	(27.21% )	4.32%	10.30%	4.23%	11.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,733	$46,811	$74,799	$2,059	$1,016	$197
Ratio of expenses to average net assets	0.93%	0.87%	0.73%	0.75%	0.76%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.95%	0.87%	0.73%	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	2.63%	2.04%	2.13%	2.00%	1.71%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.61%	2.04%	2.13%	2.00%	1.71%	1.91%
Portfolio turnover	204%	116%	174%	143%	92%	145%[6]

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the LVIP Delaware Managed Fund (the Managed Fund). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	The Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Foundation® Funds–81

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$11.050	$14.800	$15.260	$13.530	$13.360	$12.890

Income (loss) from investment operations:
Net investment income[3]	0.217	0.411	0.441	0.405	0.341	0.245
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.011)	(3.622)	(0.404)	1.739	0.135	0.493

Total from investment operations	0.206	(3.211)	0.037	2.144	0.476	0.738

Less dividends and distributions from:
Net investment income	(0.494)	(0.539)	(0.497)	(0.414)	(0.306)	(0.268)

Total dividends and distributions	(0.494)	(0.539)	(0.497)	(0.414)	(0.306)	(0.268)

Net asset value, end of period	$10.762	$11.050	$14.800	$15.260	$13.530	$13.360

Total return[4]	2.07%	(22.48% )	0.33%	16.20%	3.68%	5.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,914	$16,687	$27,018	$35,626	$38,227	$45,407
Ratio of expenses to average net assets	0.91%	0.99%	0.83%	0.81%	0.80%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.16%	0.99%	0.86%	0.84%	0.85%	0.77%
Ratio of net investment income to average net assets	4.10%	3.19%	2.89%	2.88%	2.57%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.85%	3.19%	2.86%	2.85%	2.52%	1.91%
Portfolio turnover	137%	131%	134%	131%	200%	247%

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–82

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$11.130	$14.770	$15.240	$13.520	$13.340	$12.880

Income (loss) from investment operations:
Net investment income[3]	0.230	0.376	0.403	0.371	0.310	0.214
Net realized and unrealized gain (loss) on investments and foreign currencies	0.046	(3.515)	(0.409)	1.732	0.145	0.488

Total from investment operations	0.276	(3.139)	(0.006)	2.103	0.455	0.702

Less dividends and distributions from:
Net investment income	(0.459)	(0.501)	(0.464)	(0.383)	(0.275)	(0.242)

Total dividends and distributions	(0.459)	(0.501)	(0.464)	(0.383)	(0.275)	(0.242)

Net asset value, end of period	$10.947	$11.130	$14.770	$15.240	$13.520	$13.340

Total return[4]	2.68%	(21.98% )	0.05%	15.88%	3.51%	5.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$—	$6	$6	$5	$5
Ratio of expenses to average net assets	1.16%	1.24%	1.08%	1.06%	1.05%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.41%	1.29%	1.16%	1.14%	1.15%	1.07%
Ratio of net investment income to average net assets	3.85%	2.94%	2.64%	2.63%	2.32%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.60%	2.89%	2.56%	2.55%	2.22%	1.61%
Portfolio turnover	137%	131%	134%	131%	200%	247%

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–83

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months
	Ended
	6/30/09[2,3]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$8.695	$15.589	$15.646	$14.535	$14.186	$12.704

Income (loss) from investment operations:
Net investment income[4]	0.091	0.275	0.301	0.273	0.187	0.190
Net realized and unrealized gain (loss) on investments and foreign currencies	0.722	(5.059)	0.668	1.767	0.729	1.515

Total from investment operations	0.813	(4.784)	0.969	2.040	0.916	1.705

Less dividends and distributions from:
Net investment income	—	(0.828)	(0.272)	(0.197)	(0.177)	(0.223)
Net realized gain on investments	—	(1.267)	(0.754)	(0.732)	(0.390)	—
Return on capital	—	(0.015)	—	—	—	—

Total dividends and distributions	—	(2.110)	(1.026)	(0.929)	(0.567)	(0.223)

Net asset value, end of period	$9.508	$8.695	$15.589	$15.646	$14.535	$14.186

Total return[5]	9.35%	(33.22% )	6.37%	14.51%	6.80%	13.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,057	$158,129	$280,964	$291,846	$273,272	$268,263
Ratio of expenses to average net assets	0.89%	0.85%	0.87%	0.91%	0.93%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.91%	0.85%	0.87%	0.91%	0.93%	1.03%
Ratio of net investment income to average net assets	2.15%	2.10%	1.88%	1.83%	1.33%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.13%	2.10%	1.88%	1.83%	1.33%	1.46%
Portfolio turnover	321%	116%	99%	78%	91%	139%

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the LVIP UBS Global Asset Allocation Fund (the UBS Fund). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–84

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1 (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months
	Ended
	6/30/09[2,3]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$8.696	$15.573	$15.631	$14.528	$14.179	$12.700

Income (loss) from investment operations:
Net investment income[4]	0.080	0.243	0.261	0.235	0.152	0.157
Net realized and unrealized gain (loss) on investments and foreign currencies	0.723	(5.048)	0.667	1.765	0.729	1.512

Total from investment operations	0.803	(4.805)	0.928	2.000	0.881	1.669

Less dividends and distributions from:
Net investment income	—	(0.788)	(0.232)	(0.165)	(0.142)	(0.190)
Net realized gain on investments	—	(1.267)	(0.754)	(0.732)	(0.390)	—
Return on capital	—	(0.017)	—	—	—	—

Total dividends and distributions	—	(2.072)	(0.986)	(0.897)	(0.532)	(0.190)

Net asset value, end of period	$9.499	$8.696	$15.573	$15.631	$14.528	$14.179

Total return[5]	9.23%	(33.38% )	6.11%	14.23%	6.53%	13.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,360	$46,292	$63,912	$34,215	$10,517	$3,842
Ratio of expenses to average net assets	1.14%	1.10%	1.12%	1.16%	1.18%	1.28%
Ratio of expenses to average net assets
prior to expenses waived/reimbursed and expense paid
indirectly	1.16%	1.10%	1.12%	1.16%	1.18%	1.28%
Ratio of net investment income to average net assets	1.90%	1.85%	1.63%	1.58%	1.08%	1.21%
Ratio of net investment income to average net assets
prior to expenses waived/reimbursed and expense paid
indirectly	1.88%	1.85%	1.63%	1.58%	1.08%	1.21%
Portfolio turnover	321%	116%	99%	78%	91%	139%

[1]	Effective June 15, 2009, the Fund received all of the assets and liabilities of the LVIP UBS Global Asset Allocation Fund (the UBS Fund). The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–85

LVIP Delaware Foundation® Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

Following the close of business on June 12, 2009, pursuant to an Agreement and Plan of Reorganization (Reorganization), the LVIP Delaware Foundation® Conservative Allocation Fund received all of the assets and liabilities of the LVIP Delaware Managed Fund, a series of the LVIP Trust (the Managed Fund); the LVIP Delaware Foundation® Moderate Allocation Fund received all of the assets and liabilities of the Delaware VIP Balanced Series, a series of the Delaware VIP Trust (the Balanced Series); and the LVIP Delaware Foundation® Aggressive Allocation Fund received all of the assets and liabilities of the LVIP UBS Global Asset Allocation Fund (the UBS Fund), a series of the LVIP Trust. The shareholders of the Managed Fund, the Balanced Fund and the UBS Fund received Standard Class and Service Class shares of the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund, respectively, with an aggregate net asset value equal to the aggregate net asset value of their shares in the Managed Fund, the Balanced Fund and the UBS Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund reflected the historical basis of the assets of the Managed Fund, the Balanced Fund and the UBS Fund, respectively, as of the date of the Reorganization. For financial reporting purposes, the Managed Fund, the Balanced Fund and the UBS Fund’s operating history prior to the Reorganization is reflected in the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund’s financial statements and financial highlights, respectively.

The investment objective of the LVIP Delaware Foundation® Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

The investment objective of the LVIP Delaware Foundation® Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of the LVIP Delaware Foundation® Aggressive Allocation Fund is to seek long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Investment companies are valued at net asset value per share. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

LVIP Delaware Foundation® Funds–86

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, each Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to that Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by that Fund on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. For the six month ended June 30, 2009, each Fund received commission rebates as follows:

LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

$—	$—	$10,491

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2009.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of each Fund. Prior to June 15, 2009, the investment advisor and management fee, an annual fee which was calculated based on each Fund’s average daily net assets as follows:

Management fee (as a percentage of
	Investment Advisor	average daily net assets)

LVIP Delaware Foundation® Conservative Allocation Fund	LIAC	0.48% of the first $200 million;
0.40% of the next $200 million;
0.30% in excess of $400 million

LVIP Delaware Foundation® Moderate Allocation Fund	Delaware Management Company (DMC)	0.65% of the first $500 million;
0.60% of the next $500 million;
0.55% of the next $1.5 billion;
0.50% in excess of $2.5 billion

LVIP Delaware Foundation® Aggressive Allocation Fund	LIAC	0.75% of the first $200 million;
0.70% of the next $200 million;
0.68% in excess of $400 million

Effective June 15, 2009, LIAC has contractually agreed to waive its fees and/or reimburse each Fund to the extent that each Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of each Fund. Additionally, LIAC has contractually agreed to waive 0.10% of average daily net asset of each Fund’s

LVIP Delaware Foundation® Funds–87

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

advisory fee. The agreements will continue at least through April 30, 2010 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

Effective June 15, 2009, DMC (Sub-Advisor), a series of Delaware Management Business Trust and subsidiary of LNC, is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays DMC at an annual rate of 0.35% of each Fund’s average daily net assets. Prior to June 15, 2009, the sub-advisor and annual sub-advisor fee was charged as follows:

		Sub-Advisor (as a percentage
	Investment Sub-Advisor	of average daily net assets)

LVIP Delaware Foundation® Conservative Allocation Fund	DMC	0.19%

LVIP Delaware Foundation® Aggressive Allocation Fund	UBS Global Asset Management (Americas) Inc.	0.47% of the first $200 million;
		0.42% of the next $200 million;
		0.40% in excess of $400 million

Prior to June 15, 2009, LVIP Delaware Foundation® Moderate Allocation Fund did not have a Sub-Advisor.

For the period ended January 1, 2009 through June 12, 2009, the LVIP Delaware Foundation® Aggressive Allocation Fund placed a portion of its portfolio transactions with brokerage firms which were affiliates of the Fund’s prior investment sub-advisor. The commissions paid to these affiliated firm were $1,508.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, each Fund was charged for these services as follows:

LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

$3,915	$423	$2,424

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Administration fees	12,021	$—	$7,225
Support fees	4,132	—	3,115

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Transition costs receivable from DMC	$94,717	$3,973	$131,326
Management fees payable to LIAC	151,157	2,496	125,258
Fees payable to DSC	700	103	486
Distribution fees payable to LFD	11,198	—	9,957

During the period ended January 1, 2009 through June 12, 2009, the LVIP Delaware Foundation® Aggressive Allocation Fund invested in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the UBS Relationship Funds), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. For the period January 1, 2009 through June 12, 2009, the Fund received no distributions from the UBS Relationship Funds.

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

LVIP Delaware Foundation® Funds–88

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments
For the six months ended June 30, 2009, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Purchases other than U.S. government securities	$282,881,959	$58,749,362	$257,812,330
Purchases of U.S. government securities	18,723,747	1,693,275	51,260,742
Sales other than U.S. government securities	334,790,317	13,178,207	242,677,007
Sales of U.S. government securities	16,144,475	1,546,368	50,666,628

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Cost of investments	$369,694,610	$76,576,163	$278,954,608

Aggregate unrealized appreciation	$8,943,388	$1,063,864	$388,110
Aggregate unrealized depreciation	(17,595,808)	(2,514,325)	(8,476,073)

Net unrealized depreciation	$(8,652,420)	$(1,450,461)	$(8,087,963)

The Funds apply Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

LVIP Delaware Foundation® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$45,888,734	$1,162,452	$47,051,186
Common Stock	112,588,642	—	—	112,588,642
Corporate Debt	—	92,031,289	397,350	92,428,639
Foreign Debt	—	6,575,582	682,491	7,258,073
Investment Companies	18,207,197	—	—	18,207,197
Municipal Bonds	—	1,827,378	—	1,827,378
U.S. Treasury Obligations	—	2,968,562	—	2,968,562
Short-Term	591,238	77,779,955	—	78,371,193
Other	102,000	239,320	—	341,320

Total	$131,489,077	$227,310,820	$2,242,293	$361,042,190

Derivatives	$—	$13,192	$—	$13,192

LVIP Delaware Foundation® Funds–89

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt

Balance as of 12/31/08	$2,401,601	$1,136,852	$689,511	$575,238
Net realized gain (loss)	(129,799)	995	(130,794)	—
Net change in unrealized
appreciation/depreciation	403,356	123,184	172,919	107,253
Net purchases, sales, and settlements	(432,865)	(98,579)	(334,286)	—

Balance as of 6/30/09	$2,242,293	$1,162,452	$397,350	$682,491

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$231,336	$123,184	$900	$107,252

LVIP Delaware Foundation® Moderate Allocation Fund

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$5,616,916	$144,905	$5,761,821
Common Stock	33,858,028	—	—	33,858,028
Corporate Debt	—	14,392,416	30,150	14,422,566
Foreign Debt	—	1,783,266	—	1,783,266
Investment Companies	5,593,410	—	—	5,593,410
Municipal Bonds	—	171,339	—	171,339
U.S. Treasury Obligations	—	7,463,406	—	7,463,406
Securities Lending Collateral	—	—	1	1
Short-Term	—	5,999,872	—	5,999,872
Other	51,000	20,993	—	71,993

Total	$39,502,438	$35,448,208	$175,056	$75,125,702

Derivatives	$—	$(2,396)	$—	$(2,396)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
		Backed	Corporate	Securities
	Total	Securities	Debt	Lending Collateral

Balance as of 12/31/08	$129,078	$128,805	$—	$273
Net change in unrealized appreciation/depreciation	17,188	17,310	150	(272)
Net purchases, sales, and settlements	28,790	(1,210)	30,000	—
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 6/30/09	$175,056	$144,905	$30,150	$1

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$17,188	$17,310	$150	$(272)

LVIP Delaware Foundation® Funds–90

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

LVIP Delaware Foundation® Aggressive Allocation Fund

	Level 1	Level 2	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$10,133,509	$10,133,509
Common Stock	170,517,200	—	170,517,200
Corporate Debt	—	18,522,579	18,522,579
Foreign Debt	—	1,070,979	1,070,979
Investment Companies	23,552,359	—	23,552,359
Municipal Bonds	—	169,639	169,639
U.S. Treasury Obligations	—	7,906,734	7,906,734
Short-Term	337,922	38,521,238	38,859,160
Other	121,890	12,596	134,486

Total	$194,529,371	$76,337,274	$270,866,645

There were Level 3 securities at the beginning of the period, but not at the end.

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
		Backed	Common
	Total	Securities	Stock

Balance as of 12/31/08	$1,149,052	$394,773	$754,279
Net realized gain (loss)	(1,094,190)	(1,094,190)	—
Net change in unrealized appreciation/depreciation	1,361,215	914,053	447,162
Net purchases, sales, and settlements	(214,636)	(214,636)	—
Net transfers in and/or out of Level 3	(1,201,441)	—	(1,201,441)

Balance as of 6/30/09	$—	$—	$—

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 were as follows:

Six Months Ended June 30, 2009*:

LVIP Delaware Foundation®
Moderate Allocation Fund

Ordinary income	$697,017

LVIP Delaware Foundation® Conservative Allocation Fund and LVIP Delaware Foundation® Aggressive Allocation Fund did not make any distributions during the six months ended June 30, 2009.

*	Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

LVIP Delaware Foundation® Funds–91

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

Year Ended December 31, 2008:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Ordinary income	$16,436,296	$697,017	$26,051,212
Long-term capital gains	37,981,949	—	18,387,133
Return of capital	—	—	343,913

Total	$54,418,245	$697,017	$44,782,258

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Share of beneficial interest	$398,122,797	$93,294,620	$331,755,268
Undistributed ordinary income	4,202,393	312,043	1,720,717
Realized losses 1/1/09–6/30/09	(23,988,898)	(1,335,233)	(45,425,843)
Capital loss carryforwards as of 12/31/08	(19,960,292)	(19,904,787)	(17,281,120)
Other temporary differences	1,853,283	(3,238)	797,399
Unrealized depreciation on investments
and foreign currencies	(8,645,162)	(1,448,897)	(8,149,771)

Net assets	$351,584,121	$70,914,508	$263,416,650

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, partnership income, market-to-market of financial futures contracts, mark-to-market of foreign currency contracts, dividends and distributions and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to dividends and distribution, tax treatment of market discount and premium on certain debt instruments, gain (loss) on foreign currency transactions, CDS contracts, partnership income and paydown gain (loss) on mortgage-and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Undistributed net investment income	$(422,567)	$(95,602)	$630,858
Accumulated net realized loss	422,567	95,602	(974,771)
Paid-in capital	—	—	343,913

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Year of Expiration
12/31/09	$—	$7,639,801	$—
12/31/10	—	9,576,012	—
12/31/11	—	473,349	—
12/31/16	19,960,292	2,215,625	17,281,120

Total	$19,960,292	$19,904,787	$17,281,120

For the six months ended June 30, 2009, each Fund had capital losses which may increase the capital loss carryforwards as follows:

LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

$23,988,898	$1,433,066	$45,425,843

LVIP Delaware Foundation® Funds–92

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

6.	Capital Shares
Transaction in capital shares were as follows:

	LVIP Delaware Foundation®		LVIP Delaware Foundation®		LVIP Delaware Foundation®
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Shares sold:
Standard Class	2,397,475	212,252	5,190,439	72,666	6,595,622	673,380
Service Class	169,971	402,015	92	—	613,042	2,044,283
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,486,251	67,737	68,883	—	3,160,720
Service Class	—	538,908	—	—	—	869,805

	2,567,446	4,639,426	5,258,268	141,549	7,208,664	6,748,188

Shares repurchased:
Standard Class	(2,470,519)	(5,118,198)	(179,271)	(456,413)	(2,059,785)	(3,669,960)
Service Class	(382,056)	(1,048,978)	(8)	(393)	(950,487)	(1,695,006)

	(2,852,575)	(6,167,176)	(179,279)	(456,806)	(3,010,272)	(5,364,966)

Net increase (decrease)	(285,129)	(1,527,750)	5,078,989	(315,257)	4,198,392	1,383,222

7.	Derivatives
The LVIP Delaware Foundation® Conservative Allocation Fund and the LVIP Delaware Foundation® Moderate Allocation Fund apply Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Funds may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding for LVIP Delaware Foundation® Aggressive Allocation Fund at June 30, 2009.

Financial Futures Contracts–The Funds may use futures in the normal course of pursuing its investment objectives. The Funds may invest in financial futures contracts to hedge Funds’ existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest notes. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default. No financial futures contracts were outstanding for LVIP Delaware Foundation® Aggressive Allocation Fund at June 30, 2009.

Swap Contracts–The Funds may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts

LVIP Delaware Foundation® Funds–93

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives (continued)

are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by each Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover that Fund’s exposure to the counterparty. No interest rate swaps were outstanding in the Funds at June 30, 2009.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. No index swaps were outstanding in the Funds at June 30, 2009.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the LVIP Delaware Foundation® Moderate Allocation Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the Funds did not enter into any CDS contracts as a seller of protection. The Funds had no CDS contracts outstanding at June 30, 2009.

Credit default swaps may involve greater risks than if the Funds had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Foreign exchange contracts (Currency)	Liabilities net of receivables and other assets	$28,372	Liabilities net of receivables and other assets	$(9,721)

Interest rate contracts (Futures)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(5,459)

Total		$28,372		$(15,180)

LVIP Delaware Foundation® Funds–94

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives (continued)

The effect of derivative instruments on the statements of operations for the six months ended June 30, 2009:

LVIP Delaware Foundation® Conservative Allocation Fund

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from: foreign currencies	$(490,170)	$167,534

Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from: futures contracts	318,576	26,441

Total		$(171,594)	$193,975

LVIP Delaware Foundation® Moderate Allocation Fund

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Foreign exchange contracts (Currency)	Liabilities net of receivables and other assets	$19	Liabilities net of receivables and other assets	$(1,506)

Interest rate contracts (Futures)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(909)

Total		$19		$(2,415)

LVIP Delaware Foundation® Funds–95

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives (continued)

	Location of Gain or	Realized Gain or
	Loss	Loss on Derivatives	Change in Unrealized Appreciation
	on Derivatives	Recognized in	or Depreciation on Derivatives
	Recognized in Income	Income	Recognized in Income

Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from: foreign currencies	$(98,361)	$(1,487)

Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from: futures contracts	2,550	(909)

Credit contracts (Swaps)	Net realized and unrealized gain (loss) on investments and foreign currencies from: swap contracts	(7,528)	(773)

Total		$(103,339)	$(3,169)

8.	Securities Lending Collateral
At the time of the Reorganization of the LVIP Delaware Foundation Moderate Allocation Fund (Fund), the Fund received all of the assets and liabilities of the Delaware VIP Balanced Series (Series), which included securities lending collateral that the Series held. The Series was a participant in a securities lending program with The Bank of New York Mellon (BNY Mellon). The Fund is not a participant in any securities lending program. The securities lending collateral that transferred from the Series to the Fund is expected to be liquidated from the Fund in the future.

9.	Credit and Market Risk
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Funds invests in high yield fixed income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day

LVIP Delaware Foundation® Funds–96

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

9.	Credit and Market Risk (continued)

functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the statements of net assets.

10.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11.	Subsequent Events
Effective June 30, 2009, each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards no. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

LVIP Delaware Foundation® Funds–97

LVIP Delaware Foundation® Funds
Other Fund Information

Approval of Advisory and Sub-Advisory Agreements
On December 9, 2008, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the Trust) met to consider the organization and offering of the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Aggressive Allocation Fund and LVIP Delaware Foundation® Moderate Allocation Fund (together, the “LVIP Delaware Foundation® Funds”) including the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser and Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, as sub-adviser to the LVIP Delaware Foundation® Funds.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reported that they had met in executive session with their independent legal counsel and reviewed materials provided by Fund Management, LIAC and DMC. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements.

In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

Advisory Agreement with Lincoln Investment Advisors Corporation
In considering the approval of the investment advisory agreement with LIAC for each of the LVIP Delaware Foundation® Funds, the Board considered the nature, extent and quality of services proposed to be provided to the LVIP Delaware Foundation® Funds by LIAC, including LIAC personnel, resources, compliance efforts and oversight of DMC and that LIAC serves as investment adviser for the currently existing Funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, the personnel constituting the investment oversight and compliance staff, regulatory and compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility for the LVIP Delaware Foundation® Funds to DMC. The Board also considered that The Lincoln National Life Insurance Company (“Lincoln Life”) would provide administrative services for the LVIP Delaware Foundation® Funds as it does for the existing Funds of the Trust and that certain Lincoln Life personnel would also be providing services to the LVIP Delaware Foundation® Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratios for each LVIP Delaware Foundation® Fund, and noted Fund Management’s agreement to waive a portion of each LVIP Delaware Foundation® Fund’s management fee (“net management fee”) and to impose expense limitations for a period of time for each LVIP Delaware Foundation® Fund. The Board also compared the net management fees to the management fees in a Morningstar Peer Group selected by Fund Management and noted that although the proposed net management fee for each LVIP Delaware Foundation® Fund was higher than the mean of the Morningstar Peer Group, the total expense ratio for each LVIP Delaware Foundation® Fund was lower than the mean of the Morningstar Peer Group. The Board concluded that the management fees, together with the management fee waivers and the expense limitations, were reasonable.

The Board also reviewed the pro forma profitability analysis concerning LIAC with respect to the LVIP Delaware Foundation® Funds and concluded that the estimated profitability of LIAC in connection with the management of the LVIP Delaware Foundation® Funds was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the LVIP Delaware Foundation® Funds grow and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because the LVIP Delaware Foundation® Funds are newly organized, the Board determined to review economies of scale in the future after the LVIP Delaware Foundation® Funds have commenced operations.

The Board considered any additional benefits LIAC may receive due to its association with the LVIP Delaware Foundation® Funds, and noted that affiliates of LIAC provide various services to other LVIP Funds and are proposed to provide similar services to the LVIP Delaware Foundation® Funds. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from the LVIP Funds by Lincoln Life holding fund shares on behalf of contract holders.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new investment advisory agreement with LIAC and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with Delaware Management Company
In considering the approval of the proposed sub-advisory agreement between LIAC and DMC on behalf of the LVIP Delaware Foundation® Funds, the Board considered the nature, extent and quality of services to be provided by DMC under the sub-advisory agreement. The Board was informed that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other LVIP Funds for which DMC serves as sub-adviser. The Board considered the services provided to existing funds in the Trust currently sub-advised by DMC. The Board reviewed the services to be provided by DMC, the background of the investment professionals proposed to service the LVIP Delaware Foundation® Funds and the resources and investment process of DMC. The Board also considered DMC’s in-person presentation at the Board meeting concerning the construction of the active asset allocation strategies to be used for the LVIP Delaware Foundation® Funds and information concerning the different investment sleeves used in the investment strategy. The Board concluded that the services to be provided by DMC were expected to be acceptable.

The Board considered the sub-advisory fee to be paid to DMC and considered that the rate of the proposed sub-advisory fee was negotiated between LIAC and DMC and that LIAC would compensate DMC from its fee and concluded the proposed sub-advisory fees were reasonable. The Board considered that DMC has the ability to obtain research with soft dollars that may or may not be used for the LVIP Delaware Foundation® Funds and may be used for the benefit of other clients of DMC.

LVIP Delaware Foundation® Funds–98

LVIP Delaware Foundation® Funds
Other Fund Information (continued)

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with DMC and the fees and other amounts to be paid under the agreement.

Proxy Results (Unaudited)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST — LVIP Delaware Foundation® Conservative Allocation Fund

The LVIP Delaware Managed Fund’s shareholders voted on the following proposal at the special meeting of shareholders on May 28, 2009, or as adjourned. The resulting votes are presented below:

	Outstanding	Total	Percent	Percent	Percent
	Shares	Voted	For*	Against*	Abstain*

To approve an Agreement and Plan of Reorganization to permit the LVIP Delaware Managed Fund to reorganize into the LVIP Delaware Foundation® Conservative Allocation Fund (the “LVIP Conservative Fund”), a new series of the Trust, and consequently the shareholders of the LVIP Delaware Managed Fund would become shareholders of the LVIP Conservative Fund.	29,756,211	25,586,429	73.61%	6.43%	5.94%

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST — LVIP Delaware Foundation® Moderate Allocation Fund

The LVIP Delaware Foundation Moderate Allocation Fund (formerly the Delaware VIP Balanced Fund, a series of the Delaware VIP Trust) shareholders voted on the following proposal at the special meeting of shareholders on May 18, 2009. The resulting votes are presented below:

	Outstanding	Total	Percent	Percent	Percent
	Shares	Voted	For *	Against *	Abstain *

The approval of an Agreement and Plan of Reorganization providing for acquisition of assets and the assumption of liabilities of the Delaware VIP Balanced Fund by the LVIP Delaware Foundation Moderate Allocation Fund, a new series of the Lincoln Variable Insurance Products Trust, in exchange for shares of the LVIP Delaware Foundation Moderate Allocation Fund. The reorganization agreement provided for distribution of the shares of the LVIP Delaware Foundation Moderate Allocation Fund to shareholders of the Delaware VIP Balanced Fund in liquidation and subsequent termination of the Delaware VIP Balanced Fund.	1,431,103	1,431,096	89.74%	2.46%	7.81%

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST — LVIP Delaware Foundation® Aggressive Allocation Fund

The LVIP UBS Global Asset Allocation Fund’s shareholders voted on the following proposal at the special meeting of shareholders on May 28, 2009, or as adjourned. The resulting votes are presented below:

	Outstanding	Total	Percent	Percent	Percent
	Shares	Voted	For *	Against *	Abstain *

To approve an Agreement and Plan of Reorganization to permit the LVIP UBS Global Asset Allocation Fund to reorganize into the LVIP Delaware Foundation® Aggressive Allocation Fund (the “LVIP Aggressive Fund”), a new series of the Trust, and consequently the shareholders of the LVIP UBS Global Asset Allocation Fund would become shareholders of the LVIP Aggressive Fund.	22,632,319	21,475,312	82.92%	6.60%	5.38%

*	Amounts shown are percentages of outstanding shares on the record date.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Funds–99

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth
and Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Delaware Growth and Income Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Growth and Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,031.00	0.45%	$2.27
Service Class Shares	1,000.00	1,029.30	0.80%	4.03

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
Service Class Shares	1,000.00	1,020.83	0.80%	4.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.59%

Aerospace & Defense	4.10%
Beverages	1.82%
Biotechnology	3.41%
Capital Markets	2.12%
Chemicals	2.56%
Commercial Banks	2.84%
Commercial Services & Supplies	0.51%
Communications Equipment	3.35%
Computers & Peripherals	6.69%
Construction & Engineering	1.22%
Consumer Finance	0.61%
Containers & Packaging	0.83%
Diversified Consumer Services	0.53%
Diversified Financial Services	2.98%
Diversified Telecommunications Services	2.41%
Electric Utilities	2.37%
Electrical Equipment	0.62%
Energy Equipment & Services	2.68%
Food & Staples Retailing	3.25%
Food Products	0.69%
Gas Utilities	0.72%
Health Care Equipment & Supplies	2.19%
Health Care Providers & Services	2.18%
Hotels, Restaurants & Leisure	2.39%
Household Durables	0.98%
Household Products	3.46%
Industrial Conglomerates	1.17%
Insurance	3.59%
Internet Software & Services	1.79%
IT Services	0.65%
Life Sciences Tools & Services	0.71%
Machinery	0.48%
Media	2.13%
Metals & Mining	1.34%
Multi-Utilities	1.58%
Oil, Gas & Consumable Fuels	8.72%
Pharmaceuticals	6.05%
Professional Services	0.36%
Real Estate Investment Trusts	0.64%
Road & Rail	1.09%
Semiconductors & Semiconductor Equipment	1.66%
Software	4.88%
Specialty Retail	1.45%
Textiles, Apparel & Luxury Goods	0.78%
Tobacco	0.45%
Wireless Telecommunication Services	0.56%

Discounted Commercial Paper	2.32%

Short-Term Investment	0.02%

Total Value of Securities	99.93%

Receivables and Other Assets Net of Liabilities	0.07%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.06%
Microsoft	3.10%
Johnson & Johnson	2.46%
Procter & Gamble	2.44%
JPMorgan Chase	2.18%
Apple	2.16%
Wal-Mart Stores	1.87%
PepsiCo	1.82%
Cisco Systems	1.82%
Hewlett Packard	1.80%

Total	23.71%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.59%
	Aerospace & Defense–4.10%
	Goodrich	222,900	$11,138,313
	Honeywell International	174,200	5,469,880
	Lockheed Martin	61,300	4,943,845
	Rockwell Collins	126,000	5,257,980
	United Technologies	277,400	14,413,704

			41,223,722

	Beverages–1.82%
	PepsiCo	332,700	18,285,192

			18,285,192

	Biotechnology–3.41%
†	Amgen	209,400	11,085,636
†	Celgene	108,900	5,209,776
†	Gilead Sciences	270,000	12,646,800
†	Vertex Pharmaceuticals	149,100	5,313,924

			34,256,136

	Capital Markets–2.12%
	Bank of New York Mellon	215,110	6,304,874
	Goldman Sachs Group	102,000	15,038,880

			21,343,754

	Chemicals–2.56%
	duPont (E.I.) deNemours	284,200	7,281,204
	Lubrizol	210,700	9,968,217
	Monsanto	114,100	8,482,194

			25,731,615

	Commercial Banks–2.84%
	PNC Financial Services Group	118,100	4,583,461
	U.S. Bancorp	439,900	7,883,008
	Wells Fargo	665,100	16,135,326

			28,601,795

	Commercial Services & Supplies–0.51%
	Republic Services	210,900	5,148,069

			5,148,069

	Communications Equipment–3.35%
†	Cisco Systems	980,900	18,283,976
	QUALCOMM	340,200	15,377,040

			33,661,016

	Computers & Peripherals–6.69%
†	Apple	152,500	21,720,575
†	EMC	816,300	10,693,530
	Hewlett Packard	466,900	18,045,685
	International Business Machines	99,100	10,348,022
†	NetApp	329,000	6,487,880

			67,295,692

	Construction & Engineering–1.22%
	Fluor	167,000	8,565,430
†	URS	74,900	3,709,048

			12,274,478

	Consumer Finance–0.61%
	Capital One Financial	280,100	6,128,588

			6,128,588

	Containers & Packaging–0.83%
†	Owens-Illinois	297,200	8,324,572

			8,324,572

	Diversified Consumer Services–0.53%
	DeVry	106,900	5,349,276

			5,349,276

	Diversified Financial Services–2.98%
	JPMorgan Chase	643,100	21,936,141
†	Nasdaq OMX Group	374,300	7,976,333

			29,912,474

	Diversified Telecommunications Services–2.41%
	AT&T	272,400	6,766,416
	Verizon Communications	567,100	17,426,983

			24,193,399

	Electric Utilities–2.37%
	Exelon	174,500	8,936,145
	FirstEnergy	136,200	5,277,750
	PPL	292,100	9,627,616

			23,841,511

	Electrical Equipment–0.62%
	Roper Industries	136,600	6,189,346

			6,189,346

	Energy Equipment & Services–2.68%
†	Nabors Industries	376,700	5,868,986
†	National Oilwell Varco	205,200	6,701,832
	Schlumberger	266,000	14,393,260

			26,964,078

	Food & Staples Retailing–3.25%
	CVS Caremark	434,300	13,841,141
	Wal-Mart Stores	388,400	18,814,096

			32,655,237

	Food Products–0.69%
	Smucker (J.M.)	141,800	6,899,988

			6,899,988

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Food Products (continued)
	Gas Utilities–0.72%
	EQT	208,600	$7,282,226

			7,282,226

	Health Care Equipment & Supplies–2.19%
†	Gen-Probe	118,400	5,088,832
†	Hologic	455,500	6,481,765
	Medtronic	300,600	10,487,934

			22,058,531

	Health Care Providers & Services–2.18%
†	Express Scripts	177,000	12,168,750
	UnitedHealth Group	390,100	9,744,698

			21,913,448

	Hotels, Restaurants & Leisure–2.39%
	Burger King Holdings	482,600	8,334,502
	McDonald’s	272,200	15,648,778

			23,983,280

	Household Durables–0.98%
†	Jarden	525,100	9,845,625

			9,845,625

	Household Products–3.46%
	Colgate-Palmolive	144,300	10,207,782
	Procter & Gamble	480,600	24,558,660

			34,766,442

	Industrial Conglomerates–1.17%
	General Electric	1,007,700	11,810,244

			11,810,244

	Insurance–3.59%
	Aspen Insurance Holdings	214,300	4,787,462
	Berkley (W.R.)	251,800	5,406,146
	Everest Re Group	81,900	5,861,583
	Hanover Insurance Group	162,500	6,192,875
	Prudential Financial	148,800	5,538,336
	Travelers	202,800	8,322,912

			36,109,314

	Internet Software & Services–1.79%
†	Google Class A	42,600	17,959,734

			17,959,734

	IT Services–0.65%
	Accenture Class A	196,300	6,568,198

			6,568,198

	Life Sciences Tools & Services–0.71%
†	Thermo Fisher Scientific	175,000	7,134,750

			7,134,750

	Machinery–0.48%
	Deere & Co.	120,000	4,794,000

			4,794,000

	Media–2.13%
†	Marvel Entertainment	168,300	5,989,797
	Time Warner Cable	296,300	9,383,821
†	Viacom Class B	266,000	6,038,200

			21,411,818

	Metals & Mining–1.34%
	Alcoa	452,500	4,674,325
	United States Steel	246,100	8,795,614

			13,469,939

	Multi-Utilities–1.58%
	Sempra Energy	177,300	8,799,399
	Wisconsin Energy	174,000	7,083,540

			15,882,939

	Oil, Gas & Consumable Fuels–8.72%
	Arch Coal	244,800	3,762,576
	Chevron	207,700	13,760,125
	EOG Resources	147,300	10,004,616
	Exxon Mobil	584,000	40,827,440
	Occidental Petroleum	199,700	13,142,257
	St. Mary Land & Exploration	293,900	6,133,693

			87,630,707

	Pharmaceuticals–6.05%
	Abbott Laboratories	285,700	13,439,328
	Johnson & Johnson	434,300	24,668,240
	Merck	304,000	8,499,840
	Wyeth	313,900	14,247,921

			60,855,329

	Professional Services–0.36%
†	FTI Consulting	71,500	3,626,480

			3,626,480

	Real Estate Investment Trusts–0.64%
	Host Hotels & Resorts	329,600	2,765,344
	Simon Property Group	71,300	3,666,959

			6,432,303

	Road & Rail–1.09%
	Norfolk Southern	290,700	10,950,669

			10,950,669

	Semiconductors & Semiconductor Equipment–1.66%
	Intel	1,006,900	16,664,195

			16,664,195

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Software–4.88%
†	McAfee	161,600	$6,817,904
	Microsoft	1,312,900	31,207,633
†	Nuance Communications	417,500	5,047,575
†	Symantec	383,300	5,964,148

			49,037,260

	Specialty Retail–1.45%
	American Eagle Outfitters	468,700	6,641,479
†	Urban Outfitters	380,600	7,943,122

			14,584,601

	Textiles, Apparel & Luxury Goods–0.78%
	NIKE Class B	150,900	7,813,602

			7,813,602

	Tobacco–0.45%
	Philip Morris International	103,800	4,527,756

			4,527,756

	Wireless Telecommunication Services–0.56%
†	MetroPCS Communications	423,300	5,634,123

			5,634,123

	Total Common Stock
	(Cost $924,711,758)		981,027,451

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–2.32%
	Societe Generale North America 0.13% 7/1/09	$23,355,000	$23,355,000

	Total Discounted Commercial Paper (Cost $23,355,000)		23,355,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.02%
	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	215,134	215,134

	Total Short-Term Investment (Cost $215,134)		215,134

TOTAL VALUE OF SECURITIES–99.93% (Cost $948,281,892)	1,004,597,585

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	693,272

NET ASSETS APPLICABLE TO 46,495,327 SHARES OUTSTANDING–100.00%	$1,005,290,857

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($959,094,256 / 44,354,302 Shares)	$21.623

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($46,196,601 / 2,141,025 Shares)	$21.577

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$1,080,483,351
Undistributed net investment income	7,980,417
Accumulated net realized loss on investments	(139,488,604)
Net unrealized appreciation of investments	56,315,693

Total net assets	$1,005,290,857

† Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,076,900
Interest	14,945
Foreign tax withheld	(8,379)

10,083,466

EXPENSES:
Management fees	1,688,274
Accounting and administration expenses	223,156
Reports and statements to shareholders	108,787
Distribution expenses-Service Class	72,573
Professional fees	22,831
Trustees’ fees	16,824
Custodian fees	6,113
Other	28,310

Total operating expenses	2,166,868

NET INVESTMENT INCOME	7,916,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(89,991,029)
Net change in unrealized appreciation/depreciation of investments	107,073,638

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,082,609

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,999,207

See accompanying notes

LVIP Delaware Growth and Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,916,598	$22,896,099
Net realized loss on investments	(89,991,029)	(29,832,531)
Net change in unrealized appreciation/depreciation of investments	107,073,638	(611,372,149)

Net increase (decrease) in net assets resulting from operations	24,999,207	(618,308,581)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(17,641,629)
Service Class	—	(576,111)
Net realized gain on investments:
Standard Class	—	(145,612,506)
Service Class	—	(6,060,899)

	—	(169,891,145)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,668,996	5,171,783
Service Class	5,413,203	14,186,192
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	163,254,135
Service Class	—	6,637,010

	8,082,199	189,249,120

Cost of shares repurchased:
Standard Class	(61,202,757)	(241,209,004)
Service Class	(5,081,376)	(10,681,667)

	(66,284,133)	(251,890,671)

Decrease in net assets derived from capital share transactions	(58,201,934)	(62,641,551)

NET DECREASE IN NET ASSETS	(33,202,727)	(850,841,277)
NET ASSETS:
Beginning of period	1,038,493,584	1,889,334,861

End of period (including undistributed net investment income of $7,980,417 and $4,797,916, respectively)	$1,005,290,857	$1,038,493,584

See accompanying notes

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$20.972	$36.857	$35.157	$31.673	$30.407	$27.502

Income (loss) from investment operations:
Net investment income[2]	0.168	0.470	0.483	0.450	0.427	0.458
Net realized and unrealized gain (loss) on investments	0.483	(12.713)	1.660	3.454	1.253	2.821

Total from investment operations	0.651	(12.243)	2.143	3.904	1.680	3.279

Less dividends and distributions from:
Net investment income	—	(0.376)	(0.443)	(0.420)	(0.414)	(0.374)
Net realized gain on investments	—	(3.266)	—	—	—	—

Total dividends and distributions	—	(3.642)	(0.443)	(0.420)	(0.414)	(0.374)

Net asset value, end of period	$21.623	$20.972	$36.857	$35.157	$31.673	$30.407

Total return[3]	3.10%	(35.76% )	6.12%	12.36%	5.54%	11.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$959,094	$993,797	$1,823,930	$1,989,459	$2,076,169	$2,245,431
Ratio of expenses to average net assets	0.45%	0.41%	0.40%	0.38%	0.38%	0.37%
Ratio of net investment income to average net assets	1.70%	1.55%	1.29%	1.37%	1.39%	1.63%
Portfolio turnover	38%	37%	31%	29%	20%	38%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months
	Ended					5/19/04[2]
	6/30/09[1]	Year Ended				to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$20.963	$36.805	$35.116	$31.650	$30.396	$26.971

Income (loss) from investment operations:
Net investment income[3]	0.133	0.365	0.388	0.368	0.348	0.270
Net realized and unrealized gain (loss) on investments	0.481	(12.670)	1.662	3.447	1.252	3.495

Total from investment operations	0.614	(12.305)	2.050	3.815	1.600	3.765

Less dividends and distributions from:
Net investment income	—	(0.271)	(0.361)	(0.349)	(0.346)	(0.340)
Net realized gain on investments	—	(3.266)	—	—	—	—

Total dividends and distributions	—	(3.537)	(0.361)	(0.349)	(0.346)	(0.340)

Net asset value, end of period	$21.577	$20.963	$36.805	$35.116	$31.650	$30.396

Total return[4]	2.93%	(35.99% )	5.85%	12.09%	5.28%	14.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,197	$44,697	$65,405	$13,290	$4,358	$132
Ratio of expenses to average net assets	0.80%	0.76%	0.65%	0.63%	0.63%	0.62%
Ratio of net investment income to average net assets	1.35%	1.20%	1.04%	1.12%	1.14%	1.55%
Portfolio turnover	38%	37%	31%	29%	20%	38% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at the published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $11,752 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $36,252 and $10,631, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$295,650
Fees payable to DSC	2,081
Distribution fees payable to LFD	13,197

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $174,147,661 and sales of $225,155,780 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $955,672,997. At June 30, 2009, net unrealized appreciation was $48,924,588, of which $179,584,214 related to unrealized appreciation of investments and $130,659,626 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$981,027,451	$—	$981,027,451
Short-Term	215,134	23,355,000	23,570,134

Total	$981,242,585	$23,355,000	$1,004,597,585

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$18,339,455
Long-term capital gains	151,551,690

Total	$169,891,145

In addition, the Fund declared an ordinary income consent dividend of $4,736,684 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,080,483,351
Undistributed ordinary income	7,956,842
Realized losses 1/1/09 — 6/30/09	(109,115,773)
*Capital loss carryforwards as of 12/31/08	(22,958,151)
Unrealized appreciation of investments	48,924,588

Net assets	$1,005,290,857

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund, Inc. (JPVF) Growth Portfolio on April 27, 2007.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends and partnership interest. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(4,734,097)	$(2,587)	$4,736,684

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $4,288,704 expires in 2009 and $18,669,447 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $109,115,773, which may increase the capital loss carryforwards.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	134,155	171,449
Service Class	271,150	496,872
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	—	5,699,201
Service Class	—	230,529

	405,305	6,598,051

Shares repurchased:
Standard Class	(3,166,095)	(7,970,522)
Service Class	(262,260)	(372,348)

	(3,428,355)	(8,342,870)

Net decrease	(3,023,050)	(1,744,819)

7.	Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Social Awareness Fund

LVIP Delaware Social
Awareness Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Delaware Social Awareness Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Social Awareness Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,053.90	0.49%	$2.50
Service Class Shares	1,000.00	1,052.00	0.84%	4.27

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.36	0.49%	$2.46
Service Class Shares	1,000.00	1,020.63	0.84%	4.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.63%

Air Freight & Logistics	1.09%
Auto Components	0.39%
Biotechnology	3.97%
Capital Markets	1.46%
Chemicals	1.50%
Commercial Banks	4.01%
Communications Equipment	5.79%
Computers & Peripherals	6.13%
Construction & Engineering	0.51%
Consumer Finance	1.04%
Containers & Packaging	1.67%
Diversified Consumer Services	0.76%
Diversified Financial Services	0.93%
Diversified Telecommunication Services	2.80%
Electrical Equipment	1.74%
Electronic Equipment Instruments & Components	1.12%
Energy Equipment & Services	3.65%
Food & Staples Retailing	3.62%
Food Products	5.03%
Gas Utilities	1.42%
Health Care Equipment & Supplies	4.70%
Health Care Providers & Services	2.25%
Hotels, Restaurants & Leisure	1.48%
Household Durables	1.27%
Household Products	2.64%
Insurance	3.52%
Internet Software & Services	2.62%
IT Services	0.90%
Life Sciences Tools & Services	0.88%
Machinery	1.71%
Media	2.27%
Metals & Mining	0.76%
Multiline Retail	1.02%
Multi-Utilities	2.38%
Oil, Gas & Consumable Fuels	3.20%
Personal Products	1.38%
Pharmaceuticals	5.57%
Professional Services	0.44%
Real Estate Investment Trusts	0.79%
Semiconductors & Semiconductor Equipment	1.64%
Software	5.14%
Specialty Retail	1.93%
Textiles, Apparel & Luxury Goods	0.86%
Wireless Telecommunication Services	0.65%

Short-Term Investment	1.37%

Total Value of Securities	100.00%

Receivables and Other Assets Net of Liabilities	0.00%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Cisco Systems	3.30%
Microsoft	3.24%
Verizon Communications	2.80%
Clorox	2.64%
Google Class A	2.62%
QUALCOMM	2.49%
Hewlett-Packard	2.40%
NSTAR	2.38%
Shire ADR	2.32%
Apple	2.29%

Total	26.48%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.63%
	Air Freight & Logistics–1.09%
	FedEx	116,900	$6,501,978

			6,501,978

	Auto Components–0.39%
	Borg Warner	67,800	2,314,014

			2,314,014

	Biotechnology–3.97%
†	Amgen	170,100	9,005,094
†	Celgene	67,300	3,219,632
†	Gilead Sciences	175,600	8,225,104
†	Vertex Pharmaceuticals	91,900	3,275,316

			23,725,146

	Capital Markets–1.46%
	Bank of New York Mellon	297,540	8,720,897

			8,720,897

	Chemicals–1.50%
	Airgas	221,600	8,981,448

			8,981,448

	Commercial Banks–4.01%
	PNC Financial Services Group	166,600	6,465,746
	U.S. Bancorp	349,200	6,257,664
	Wells Fargo	464,600	11,271,196

			23,994,606

	Communications Equipment–5.79%
†	Cisco Systems	1,059,600	19,750,944
	QUALCOMM	328,800	14,861,760

			34,612,704

	Computers & Peripherals–6.13%
†	Apple	96,000	13,673,280
†	EMC	659,200	8,635,520
	Hewlett-Packard	371,000	14,339,150

			36,647,950

	Construction & Engineering–0.51%
	Granite Construction	90,900	3,025,152

			3,025,152

	Consumer Finance–1.04%
	Capital One Financial	284,850	6,232,518

			6,232,518

	Containers & Packaging–1.67%
†	Owens-Illinois	357,600	10,016,376

			10,016,376

	Diversified Consumer Services–0.76%
	DeVry	90,600	4,533,624

			4,533,624

	Diversified Financial Services–0.93%
†	Nasdaq OMX Group	261,200	5,566,172

			5,566,172

	Diversified Telecommunication Services–2.80%
	Verizon Communications	544,100	16,720,193

			16,720,193

	Electrical Equipment–1.74%
	Roper Industries	229,400	10,394,114

			10,394,114

	Electronic Equipment Instruments & Components–1.12%
†	Mettler-Toledo International	86,700	6,688,905

			6,688,905

	Energy Equipment & Services–3.65%
†	Exterran Holdings	164,600	2,640,184
†	Nabors Industries	536,100	8,352,438
†	National Oilwell Varco	332,400	10,856,184

			21,848,806

	Food & Staples Retailing–3.62%
	CVS Caremark	423,700	13,503,319
	Walgreen	276,700	8,134,980

			21,638,299

	Food Products–5.03%
	General Mills	204,200	11,439,284
	Heinz (H.J.)	304,500	10,870,650
	Kellogg	166,400	7,749,248

			30,059,182

	Gas Utilities–1.42%
	EQT	242,900	8,479,639

			8,479,639

	Health Care Equipment & Supplies–4.70%
	Bard (C.R.)	65,600	4,883,920
	Baxter International	135,500	7,176,080
†	Gen-Probe	114,500	4,921,210
†	Hologic	285,800	4,066,934
	Medtronic	201,600	7,033,824

			28,081,968

	Health Care Providers & Services–2.25%
†	Express Scripts	108,700	7,473,125
	UnitedHealth Group	238,500	5,957,730

			13,430,855

	Hotels, Restaurants & Leisure–1.48%
	Burger King Holdings	511,200	8,828,424

			8,828,424

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Household Durables–1.27%
†	Jarden	405,100	$7,595,625

			7,595,625

	Household Products–2.64%
	Clorox	282,700	15,783,141

			15,783,141

	Insurance–3.52%
	Berkley (W.R.)	216,600	4,650,402
	Everest Re Group	78,400	5,611,088
	Prudential Financial	137,600	5,121,472
	Travelers	138,400	5,679,936

			21,062,898

	Internet Software & Services–2.62%
†	Google Class A	37,200	15,683,148

			15,683,148

	IT Services–0.90%
	Accenture Class A	161,500	5,403,790

			5,403,790

	Life Sciences Tools & Services–0.88%
†	Thermo Fisher Scientific	128,600	5,243,022

			5,243,022

	Machinery–1.71%
†	ESCO Technologies	69,700	3,122,560
	Lincoln Electric Holdings	197,600	7,121,504

			10,244,064

	Media–2.27%
†	Time Warner Cable	278,800	8,829,596
†	Viacom Class B	209,500	4,755,650

			13,585,246

	Metals & Mining–0.76%
	United States Steel	127,000	4,538,980

			4,538,980

	Multiline Retail–1.02%
†	Kohl’s	142,600	6,096,150

			6,096,150

	Multi-Utilities–2.38%
	NSTAR	443,500	14,240,785

			14,240,785

	Oil, Gas & Consumable Fuels–3.20%
	Chesapeake Energy	410,000	8,130,300
	EOG Resources	162,200	11,016,624

			19,146,924

	Personal Products–1.38%
	Alberto-Culver	325,100	8,267,293

			8,267,293

	Pharmaceuticals–5.57%
	Abbott Laboratories	175,200	8,241,408
	Allergan	235,100	11,186,058
	Shire ADR	334,500	13,875,060

			33,302,526

	Professional Services–0.44%
†	FTI Consulting	52,100	2,642,512

			2,642,512

	Real Estate Investment Trusts–0.79%
	Host Hotels & Resorts	260,600	2,186,434
	Simon Property Group	49,555	2,548,614

			4,735,048

	Semiconductors & Semiconductor Equipment–1.64%
	Intel	594,000	9,830,700

			9,830,700

	Software–5.14%
†	McAfee	170,800	7,206,052
	Microsoft	814,700	19,365,419
†	Symantec	269,600	4,194,976

			30,766,447

	Specialty Retail–1.93%
	Guess	194,900	5,024,522
†	Urban Outfitters	312,700	6,526,049

			11,550,571

	Textiles, Apparel & Luxury Goods–0.86%
	Phillips-Van Heusen	180,200	5,169,938

			5,169,938

	Wireless Telecommunication Services–0.65%
†	MetroPCS Communications	294,200	3,915,802

			3,915,802

	Total Common Stock (Cost $586,123,702)		589,847,580

	SHORT-TERM INVESTMENT–1.37%
	Money Market Mutual Fund–1.37%
	Dreyfus Treasury & Agency Cash Management Fund	8,175,449	8,175,449

	Total Short-Term Investment (Cost $8,175,449)		8,175,449

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.00% (Cost $594,299,151)	$598,023,029

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	6,301

NET ASSETS APPLICABLE TO 25,329,718 SHARES OUTSTANDING–100.00%	$598,029,330

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($548,111,724 / 23,210,451 Shares)	$23.615

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($49,917,606 / 2,119,267 Shares)	$23.554

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$609,932,251
Undistributed net investment income	2,424,611
Accumulated net realized loss on investments	(18,051,410)
Net unrealized appreciation of investments	3,723,878

Total net assets	$598,029,330

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,756,433
Interest	8,779

3,765,212

EXPENSES:
Management fees	1,113,265
Accounting and administration expenses	131,937
Distribution expenses-Service Class	82,405
Reports and statements to shareholders	68,097
Professional fees	16,041
Trustees’ fees	9,885
Custody fees	3,538
Other	32,955

Total operating expenses	1,458,123

NET INVESTMENT INCOME	2,307,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(40,324,926)
Net change in unrealized appreciation/depreciation of investments	66,060,364

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	25,735,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,042,527

See accompanying notes

LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,307,089	$8,566,759
Net realized gain (loss) on investments	(40,324,926)	31,786,620
Net change in unrealized appreciation/depreciation of investments	66,060,364	(378,799,090)

Net increase (decrease) in net assets resulting from operations	28,042,527	(338,445,711)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,846,941)
Service Class	—	(390,849)
Net realized gain on investments:
Standard Class	—	(47,617,723)
Service Class	—	(4,184,138)

	—	(59,039,651)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,604,508	9,194,550
Service Class	4,116,767	13,252,068
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	54,464,664
Service Class	—	4,574,987

	9,721,275	81,486,269

Cost of shares repurchased:
Standard Class	(37,184,612)	(144,557,622)
Service Class	(6,953,628)	(19,923,075)

	(44,138,240)	(164,480,697)

Decrease in net assets derived from capital share transactions	(34,416,965)	(82,994,428)

NET DECREASE IN NET ASSETS	(6,374,438)	(480,479,790)
NET ASSETS:
Beginning of period	604,403,768	1,084,883,558

End of period (including undistributed net investment income of $2,424,611 and $1,507,548, respectively)	$598,029,330	$604,403,768

See accompanying notes

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$22.408	$36.654	$35.920	$32.259	$29.034	$26.001

Income (loss) from investment operations:
Net investment income[2]	0.092	0.317	0.401	0.326	0.297	0.368
Net realized and unrealized gain (loss) on investments	1.115	(12.349)	0.661	3.637	3.189	2.921

Total from investment operations	1.207	(12.032)	1.062	3.963	3.486	3.289

Less dividends and distributions from:
Net investment income	—	(0.278)	(0.328)	(0.302)	(0.261)	(0.256)
Net realized gain on investments	—	(1.936)	—	—	—	—

Total dividends and distributions	—	(2.214)	(0.328)	(0.302)	(0.261)	(0.256)

Net asset value, end of period	$23.615	$22.408	$36.654	$35.920	$32.259	$29.034

Total return[3]	5.39%	(34.41% )	2.97%	12.31%	12.03%	12.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$548,112	$554,029	$1,000,287	$1,131,469	$1,149,865	$1,111,254
Ratio of expenses to average net assets	0.49%	0.44%	0.41%	0.41%	0.42%	0.41%
Ratio of net investment income to average net assets	0.86%	1.02%	1.09%	0.97%	0.99%	1.38%
Portfolio turnover	34%	41%	15%	28%	28%	38%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$22.389	$36.593	$35.870	$32.230	$29.020	$25.991

Income (loss) from investment operations:
Net investment income[2]	0.055	0.208	0.307	0.243	0.221	0.300
Net realized and unrealized gain (loss) on investments	1.110	(12.301)	0.662	3.627	3.185	2.918

Total from investment operations	1.165	(12.093)	0.969	3.870	3.406	3.218

Less dividends and distributions from:
Net investment income	—	(0.175)	(0.246)	(0.230)	(0.196)	(0.189)
Net realized gain on investments	—	(1.936)	—	—	—	—

Total dividends and distributions	—	(2.111)	(0.246)	(0.230)	(0.196)	(0.189)

Net asset value, end of period	$23.554	$22.389	$36.593	$35.870	$32.230	$29.020

Total return[3]	5.20%	(34.64% )	2.71%	12.03%	11.75%	12.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,917	$50,375	$84,597	$84,112	$76,514	$42,558
Ratio of expenses to average net assets	0.84%	0.79%	0.66%	0.66%	0.67%	0.66%
Ratio of net investment income to average net assets	0.51%	0.67%	0.84%	0.72%	0.74%	1.13%
Portfolio turnover	34%	41%	15%	28%	28%	38%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $6,962 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services, provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $21,394 and $6,111, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$193,921
Fees payable to DSC	1,233
Distribution fees payable to LFD	14,559

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $91,541,902 and sales of $100,058,686 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $565,813,942. At June 30, 2009, net unrealized appreciation was $32,209,087, of which $78,659,805 related to unrealized appreciation of investments and $46,450,718 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$589,847,580
Short-Term	8,175,449

Total	$598,023,029

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$7,237,790
Long-term capital gain	51,801,861

Total	$59,039,651

In addition, the Fund declared an ordinary income consent dividend of $1,443,904 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$609,932,251
Undistributed ordinary income	2,424,611
Realized losses 1/1/09–6/30/09	(46,536,619)
Unrealized appreciation of investments	32,209,087

Net assets	$598,029,330

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions and losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends and partnership interest. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(1,390,026)	$(53,878)	$1,443,904

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	250,281	302,004
Service Class	191,875	439,711
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,775,751
Service Class	—	147,195

	442,156	2,664,661

Shares repurchased:
Standard Class	(1,764,976)	(4,642,680)
Service Class	(322,612)	(648,704)

	(2,087,588)	(5,291,384)

Net decrease	(1,645,432)	(2,626,723)

7.	Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

7.	Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Delaware Special Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Special Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,043.60	0.53%	$2.69
Service Class Shares	1,000.00	1,041.80	0.88%	4.46

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.17	0.53%	$2.66
Service Class Shares	1,000.00	1,020.43	0.88%	4.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.77%

Aerospace & Defense	1.67%
Auto Components	2.42%
Capital Markets	3.54%
Chemicals	5.66%
Commercial Banks	4.90%
Commercial Services & Supplies	2.33%
Communications Equipment	0.56%
Containers & Packaging	2.74%
Diversified Consumer Services	1.65%
Diversified Telecommunications Services	0.79%
Electric Utilities	2.80%
Electrical Equipment	0.97%
Electronic Equipment Instruments & Components	1.63%
Energy Equipment & Services	1.81%
Food Products	2.55%
Gas Utilities	1.88%
Health Care Equipment & Supplies	1.22%
Health Care Providers & Services	3.49%
Hotels, Restaurants & Leisure	1.14%
Household Durables	1.21%
Household Products	0.88%
Insurance	7.06%
IT Services	1.26%
Leisure Equipment & Products	0.83%
Life Sciences Tools & Services	1.00%
Machinery	3.86%
Media	0.53%
Metals & Mining	2.80%
Multiline Retail	2.08%
Multi-Utilities	4.82%
Oil, Gas & Consumable Fuels	5.26%
Pharmaceuticals	1.35%
Professional Services	0.88%
Real Estate Investment Trusts	3.70%
Road & Rail	2.27%
Semiconductors & Semiconductor Equipment	0.48%
Software	4.78%
Specialty Retail	5.66%
Textiles, Apparel & Luxury Goods	0.95%
Tobacco	1.36%

Certificate of Deposit	1.16%

Discounted Commercial Paper	1.78%

Short-Term Investment	0.04%

Total Value of Securities	99.75%

Receivables and Other Assets Net of Liabilities	0.25%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

FMC	2.59%
Newfield Exploration	1.95%
Berkley (W.R.)	1.89%
Nucor	1.75%
Public Service Enterprise Group	1.61%
Bank of Hawaii	1.53%
PPL	1.52%
Owens-Illinois	1.49%
Johnson Controls	1.46%
Ross Stores	1.46%

Total	17.25%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.77%
	Aerospace & Defense–1.67%
†	Alliant Techsystems	33,300	$2,742,588
	Goodrich	90,200	4,507,294

			7,249,882

	Auto Components–2.42%
	Borg Warner	121,000	4,129,730
	Johnson Controls	292,000	6,342,240

			10,471,970

	Capital Markets–3.54%
	Eaton Vance	153,200	4,098,100
	Federated Investors Class B	158,700	3,823,083
	Northern Trust	83,500	4,482,280
	Raymond James Financial	169,650	2,919,677

			15,323,140

	Chemicals–5.66%
	Cytec Industries	237,200	4,416,664
	FMC	237,300	11,224,290
	PPG Industries	68,400	3,002,760
	Sigma-Aldrich	118,500	5,872,860

			24,516,574

	Commercial Banks–4.90%
	Associated Banc-Corp	175,900	2,198,750
	Bank of Hawaii	184,500	6,610,635
	First Horizon National	456,569	5,478,823
	Regions Financial	455,300	1,839,412
	TCF Financial	275,700	3,686,109
	Zions Bancorp	120,500	1,392,980

			21,206,709

	Commercial Services & Supplies–2.33%
	Brink’s	126,000	3,657,780
	Donnelley (R.R.) & Sons	146,600	1,703,492
	Republic Services	194,350	4,744,084

			10,105,356

	Communications Equipment–0.56%
†	Polycom	119,900	2,430,373

			2,430,373

	Containers & Packaging–2.74%
†	Owens-Illinois	229,800	6,436,698
†	Pactiv	249,500	5,421,635

			11,858,333

	Diversified Consumer Services–1.65%
†	Brinks Home Security Holdings	126,000	3,567,060
	Service International	649,700	3,560,356

			7,127,416

	Diversified Telecommunications Services–0.79%
	CenturyTel	111,000	3,407,700

			3,407,700

	Electric Utilities–2.80%
	Edison International	175,600	5,524,376
	PPL	200,300	6,601,888

			12,126,264

	Electrical Equipment–0.97%
	Rockwell Automation	130,600	4,194,872

			4,194,872

	Electronic Equipment Instruments & Components–1.63%
†	Agilent Technologies	144,700	2,938,857
†	Avnet	196,300	4,128,189

			7,067,046

	Energy Equipment & Services–1.81%
	ENSCO International	132,600	4,623,762
	Rowan	165,400	3,195,528

			7,819,290

	Food Products–2.55%
	Del Monte Foods	454,800	4,266,024
	Hershey	64,600	2,325,600
†	Smithfield Foods	155,000	2,165,350
	Tyson Foods Class A	181,900	2,293,759

			11,050,733

	Gas Utilities–1.88%
	EQT	139,000	4,852,490
	Questar	105,500	3,282,105

			8,134,595

	Health Care Equipment & Supplies–1.22%
	Becton Dickinson	74,000	5,276,940

			5,276,940

	Health Care Providers & Services–3.49%
	McKesson	138,300	6,085,200
	Omnicare	125,600	3,235,456
	Universal Health Services Class B	118,900	5,808,265

			15,128,921

	Hotels, Restaurants & Leisure–1.14%
	Marriott International Class A	167,315	3,692,645
	Starwood Hotels & Resorts Worldwide	56,000	1,243,200

			4,935,845

	Household Durables–1.21%
	Centex	68,100	576,126
	D.R. Horton	178,233	1,668,261
	Fortune Brands	86,400	3,001,536

			5,245,923

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Household Products–0.88%
†	Energizer Holdings	73,200	$3,823,968

			3,823,968

	Insurance–7.06%
	American Financial Group	274,650	5,926,947
	Berkley (W.R.)	381,850	8,198,319
	Loews	200,300	5,488,220
	Reinsurance Group of America	120,400	4,203,164
	StanCorp Financial Group	79,700	2,285,796
	Torchmark	121,000	4,481,840

			30,584,286

	IT Services–1.26%
†	Computer Sciences	123,400	5,466,620

			5,466,620

	Leisure Equipment & Products–0.83%
	Eastman Kodak	135,700	401,672
	Hasbro	132,500	3,211,800

			3,613,472

	Life Sciences Tools & Services–1.00%
†	Thermo Fisher Scientific	106,100	4,325,697

			4,325,697

	Machinery–3.86%
	Cummins	154,200	5,429,382
	Eaton	47,000	2,096,670
	Harsco	176,400	4,992,120
	Parker Hannifin	97,750	4,199,340

			16,717,512

	Media–0.53%
	Meredith	89,500	2,286,725

			2,286,725

	Metals & Mining–2.80%
	Cliffs Natural Resources	186,400	4,561,208
	Nucor	170,100	7,557,543

			12,118,751

	Multiline Retail–2.08%
†	Dollar Tree	127,300	5,359,330
	Macy’s	247,700	2,912,952
†	Saks	165,700	734,051

			9,006,333

	Multi-Utilities–4.82%
	PG&E	113,200	4,351,408
	Public Service Enterprise Group	213,400	6,963,242
	Sempra Energy	115,200	5,717,376
	Wisconsin Energy	94,800	3,859,308

			20,891,334

	Oil, Gas & Consumable Fuels–5.26%
	El Paso	356,800	3,293,264
†	Encore Acquisition	146,700	4,525,695
†	Forest Oil	238,300	3,555,436
†	Newfield Exploration	259,100	8,464,797
	Williams	188,500	2,942,485

			22,781,677

	Pharmaceuticals–1.35%
†	Watson Pharmaceutical	174,200	5,863,572

			5,863,572

	Professional Services–0.88%
	Manpower	89,800	3,802,132

			3,802,132

	Real Estate Investment Trusts–3.70%
	Boston Properties	65,300	3,114,810
	Brandywine Realty Trust	367,500	2,737,875
	Highwoods Properties	275,500	6,162,935
	Kimco Realty	126,600	1,272,330
	Simon Property Group	53,242	2,738,236

			16,026,186

	Road & Rail–2.27%
	Canadian National Railway	112,100	4,815,816
	CSX	144,900	5,017,887

			9,833,703

	Semiconductors & Semiconductor Equipment–0.48%
	National Semiconductor	166,700	2,092,085

			2,092,085

	Software–4.78%
†	Adobe Systems	101,900	2,883,770
†	Citrix Systems	92,000	2,933,880
†	Compuware	541,500	3,714,690
†	Sybase	188,900	5,920,126
†	Synopsys	268,400	5,236,484

			20,688,950

	Specialty Retail–5.66%
	Gap	344,900	5,656,360
	PETsMART	186,300	3,997,998
	Ross Stores	163,300	6,303,379
	Sherwin-Williams	99,100	5,326,625
	Tiffany & Co	127,800	3,241,008

			24,525,370

	Textiles, Apparel & Luxury Goods–0.95%
	VF	74,100	4,101,435

			4,101,435

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Tobacco–1.36%
	Reynolds American	152,900	$5,904,998

			5,904,998

	Total Common Stock (Cost $388,667,700)		419,132,688

		Principal
		Amount
		(U.S. $)

	CERTIFICATE OF DEPOSIT–1.16%
	Rabobank Nederland 0.40% 8/11/09	$5,000,000	5,000,291

	Total Certificate of Deposit (Cost $5,000,000)		5,000,291

≠	DISCOUNTED COMMERCIAL PAPER–1.78%
	Societe Generale North America 0.13% 7/1/09	7,705,000	7,705,000

	Total Discounted Commercial Paper (Cost $7,705,000)		7,705,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.04%
	Money Market Mutual Fund–0.04%
	Dreyfus Treasury & Agency Cash Management Fund	191,559	191,559

	Total Short-Term Investment (Cost $191,559)		191,559

TOTAL VALUE OF SECURITIES–99.75% (Cost $401,564,259)	432,029,538

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,089,681

NET ASSETS APPLICABLE TO 17,228,980 SHARES OUTSTANDING–100.00%	$433,119,219

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($411,901,362 / 16,383,553 Shares)	$25.141

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($21,217,857 / 845,427 Shares)	$25.097

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$397,500,295
Undistributed net investment income	3,276,005
Accumulated net realized gain on investments	1,874,407
Net unrealized appreciation of investments and foreign currencies	30,468,512

Total net assets	$433,119,219

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,960,312
Interest	17,619
Foreign tax withheld	(25,912)

3,952,019

EXPENSES:
Management fees	841,711
Accounting and administration expenses	90,479
Reports and statements to shareholders	47,490
Distribution expenses-Service Class	31,866
Professional fees	14,842
Trustees’ fees	6,768
Custodian fees	3,663
Other	11,887

Total operating expenses	1,048,706

NET INVESTMENT INCOME	2,903,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(8,037,404)
Foreign currencies	(3,592)

Net realized loss	(8,040,996)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	20,920,940

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	12,879,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,783,257

See accompanying notes

LVIP Delaware Special Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,903,313	$8,149,730
Net realized gain (loss) on investments and foreign currencies	(8,040,996)	15,538,502
Net change in unrealized appreciation/depreciation of investments and foreign currencies	20,920,940	(272,299,741)

Net increase (decrease) in net assets resulting from operations	15,783,257	(248,611,509)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,093,660)
Service Class	—	(188,697)
Net realized gain on investments:
Standard Class	—	(48,206,047)
Service Class	—	(1,809,779)

	—	(56,298,183)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,494,539	11,573,965
Service Class	4,680,952	16,379,880
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	54,299,707
Service Class	—	1,998,476

	41,175,491	84,252,028

Cost of shares repurchased:
Standard Class	(29,171,762)	(107,973,556)
Service Class	(2,737,740)	(5,445,794)

	(31,909,502)	(113,419,350)

Increase (decrease) in net assets derived from capital share transactions	9,265,989	(29,167,322)

NET INCREASE (DECREASE) IN NET ASSETS	25,049,246	(334,077,014)
NET ASSETS:
Beginning of period	408,069,973	742,146,987

End of period (including undistributed net investment income of $3,276,005 and $2,684,502, respectively)	$433,119,219	$408,069,973

See accompanying notes

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$24.091	$42.051	$44.049	$39.849	$36.112	$29.753

Income (loss) from investment operations:
Net investment income[2]	0.175	0.491	0.544	0.583	0.581	0.452
Net realized and unrealized gain (loss) on investments and foreign currencies	0.875	(14.940)	1.166	5.688	4.839	6.292

Total from investment operations	1.050	(14.449)	1.710	6.271	5.420	6.744

Less dividends and distributions from:
Net investment income	—	(0.380)	(0.424)	(0.537)	(0.436)	(0.385)
Net realized gain on investments	—	(3.131)	(3.284)	(1.534)	(1.247)	—

Total dividends and distributions	—	(3.511)	(3.708)	(2.071)	(1.683)	(0.385)

Net asset value, end of period	$25.141	$24.091	$42.051	$44.049	$39.849	$36.112

Total return[3]	4.36%	(36.63% )	3.81%	16.05%	15.65%	22.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$411,901	$389,590	$726,114	$807,158	$764,088	$652,224
Ratio of expenses to average net assets	0.53%	0.47%	0.44%	0.44%	0.45%	0.47%
Ratio of net investment income to average net assets	1.53%	1.40%	1.19%	1.40%	1.55%	1.43%
Portfolio turnover	15%	10%	7%	11%	13%	36%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months
	Ended					5/19/04[2]
	6/30/09[1]	Year Ended				to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$24.091	$41.995	$44.005	$39.817	$36.099	$29.463

Income (loss) from investment operations:
Net investment income[3]	0.135	0.373	0.431	0.479	0.485	0.234
Net realized and unrealized gain (loss) on investments and foreign currencies	0.871	(14.886)	1.168	5.677	4.834	6.747

Total from investment operations	1.006	(14.513)	1.599	6.156	5.319	6.981

Less dividends and distributions from:
Net investment income	—	(0.260)	(0.325)	(0.434)	(0.354)	(0.345)
Net realized gain on investments	—	(3.131)	(3.284)	(1.534)	(1.247)	—

Total dividends and distributions	—	(3.391)	(3.609)	(1.968)	(1.601)	(0.345)

Net asset value, end of period	$25.097	$24.091	$41.995	$44.005	$39.817	$36.099

Total return[4]	4.18%	(36.85% )	3.55%	15.76%	15.36%	24.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,218	$18,480	$16,033	$8,370	$3,275	$246
Ratio of expenses to average net assets	0.88%	0.82%	0.69%	0.69%	0.70%	0.72%
Ratio of net investment income to average net assets	1.18%	1.05%	0.94%	1.15%	1.30%	1.19%
Portfolio turnover	15%	10%	7%	11%	13%	36% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2009.

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $4,807 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $14,441 and $3,940, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$155,397
Fees payable to DSC	911
Distribution fees payable to LFD	6,156

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $42,320,330 and sales of $27,306,485 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $401,583,322. At June 30, 2009, net unrealized appreciation was $30,446,216, of which $93,772,202 related to unrealized appreciation of investments and $63,325,986 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$419,132,688	$—	$419,132,688
Short-Term	191,559	12,705,291	12,896,850

Total	$419,324,247	$12,705,291	$432,029,538

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$10,348,879
Long-term capital gain	45,949,304

Total	$56,298,183

In addition, the Fund declared an ordinary income consent dividend of $2,308,218 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$397,500,295
Undistributed ordinary income	3,276,005
Realized losses 1/1/09–6/30/09	(11,732,810)
Other temporary differences	13,626,280
Unrealized appreciation of investments and foreign currencies	30,449,449

Net assets	$433,119,219

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(2,311,810)	$3,592	$2,308,218

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	1,514,483	373,217
Service Class	203,300	485,161
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,620,757
Service Class	—	59,315

	1,717,783	2,538,450

Shares repurchased:
Standard Class	(1,302,213)	(3,090,164)
Service Class	(124,963)	(159,181)

	(1,427,176)	(3,249,345)

Net increase (decrease)	290,607	(710,895)

7.	Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–12

LVIP FI Equity-Income Fund

LVIP FI Equity-Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP FI Equity-Income Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10

LVIP FI Equity-Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$996.80	0.81%	$4.01
Service Class Shares	1,000.00	995.60	1.06%	5.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP FI Equity-Income Fund–1

LVIP FI Equity-Income Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.98%

Aerospace & Defense	2.49%
Auto Components	0.59%
Beverages	0.65%
Biotechnology	1.00%
Capital Markets	1.43%
Chemicals	1.22%
Commercial Banks	6.32%
Commercial Services & Supplies	0.69%
Communications Equipment	0.41%
Computers & Peripherals	2.40%
Consumer Finance	1.12%
Containers & Packaging	0.59%
Diversified Consumer Services	1.04%
Diversified Financial Services	8.55%
Diversified Telecommunications Services	5.28%
Electric Utilities	1.83%
Electrical Equipment	0.52%
Electronic Equipment Instruments & Components	0.34%
Energy Equipment & Services	2.13%
Food & Staples Retailing	1.96%
Food Products	3.08%
Gas Utilities	1.57%
Health Care Providers & Services	3.85%
Health Care Technology	0.80%
Hotels, Restaurants & Leisure	0.37%
Independent Power Producers & Energy Traders	1.85%
Industrial Conglomerates	2.33%
Insurance	6.09%
IT Services	0.44%
Leisure Equipment & Products	1.11%
Machinery	1.96%
Media	4.67%
Metals & Mining	1.79%
Multiline Retail	0.68%
Multi-Utilities	0.92%
Oil, Gas & Consumable Fuels	16.69%
Pharmaceuticals	4.90%
Real Estate Investment Trusts	0.65%
Road & Rail	1.33%
Semiconductors & Semiconductor Equipment	0.48%
Textiles, Apparel & Luxury Goods	1.16%
Tobacco	0.83%
Trading Company & Distributors	0.40%
Wireless Telecommunication Services	1.47%

Short-Term Investment	0.11%

Total Value of Securities	100.09%

Liabilities Net of Receivables and Other Assets	(0.09%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.49%
Chevron	4.19%
Pfizer	4.10%
Bank of America	3.59%
JPMorgan Chase	3.42%
AT&T	3.28%
Wells Fargo	3.10%
Occidental Petroleum	2.44%
General Electric	2.33%
NRG Energy	1.85%

Total	32.79%

LVIP FI Equity-Income Fund–2

LVIP FI Equity-Income Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.98%
	Aerospace & Defense–2.49%
	Lockheed Martin	26,170	$2,110,611
	Precision Castparts	33,640	2,456,729
	United Technologies	69,240	3,597,710

			8,165,050

	Auto Components–0.59%
	WABCO Holdings	109,950	1,946,115

			1,946,115

	Beverages–0.65%
	Molson Coors Brewing Class B	50,350	2,131,316

			2,131,316

	Biotechnology–1.00%
†	Amgen	62,200	3,292,868

			3,292,868

	Capital Markets–1.43%
	Morgan Stanley	163,840	4,671,078

			4,671,078

	Chemicals–1.22%
	Lubrizol	55,630	2,631,856
	Terra Industries	55,810	1,351,718

			3,983,574

	Commercial Banks–6.32%
	Comerica	71,030	1,502,285
	KeyCorp	371,930	1,948,913
	PNC Financial Services Group	63,115	2,449,493
	SunTrust Banks	282,690	4,650,251
	Wells Fargo	418,820	10,160,573

			20,711,515

	Commercial Services & Supplies–0.69%
	Donnelley (R.R.) & Sons	195,940	2,276,823

			2,276,823

	Communications Equipment–0.41%
†	Tellabs	236,730	1,356,463

			1,356,463

	Computers & Peripherals–2.40%
	Hewlett Packard	83,960	3,245,054
†	NCR	187,690	2,220,373
†	Western Digital	91,090	2,413,885

			7,879,312

	Consumer Finance–1.12%
	Capital One Financial	167,220	3,658,774

			3,658,774

	Containers & Packaging–0.59%
†	Owens-Illinois	68,980	1,932,130

			1,932,130

	Diversified Consumer Services–1.04%
	H&R Block	112,750	1,942,683
	Service Corp International	268,030	1,468,804

			3,411,487

	Diversified Financial Services–8.55%
	Bank of America	890,810	11,758,691
	CME Group	8,690	2,703,546
†	Interactive Brokers Group Class A	150,260	2,333,538
	JPMorgan Chase	328,950	11,220,485

			28,016,260

	Diversified Telecommunications Services–5.28%
	AT&T	432,400	10,740,815
	Embarq	68,030	2,861,342
	Qwest Communications International	895,470	3,716,201

			17,318,358

	Electric Utilities–1.83%
	Edison International	100,090	3,148,832
	Exelon	55,310	2,832,425

			5,981,257

	Electrical Equipment–0.52%
†	Thomas & Betts	58,740	1,693,474

			1,693,474

	Electronic Equipment Instruments & Components–0.34%
†	Arrow Electronics	52,760	1,120,622

			1,120,622

	Energy Equipment & Services–2.13%
	ENSCO International	69,930	2,438,459
	Noble	89,890	2,719,172
†	Oil States International	75,580	1,829,792

			6,987,423

	Food & Staples Retailing–1.96%
	CVS Caremark	175,520	5,593,822
	Supervalu	62,900	814,555

			6,408,377

	Food Products–3.08%
	Archer-Daniels-Midland	143,570	3,843,369
	Corn Products International	31,290	838,259
	Kraft Foods Class A	213,100	5,399,954

			10,081,582

	Gas Utilities–1.57%
	Energen	87,340	3,484,866
	UGI	64,690	1,648,948

			5,133,814

	Health Care Providers & Services–3.85%
†	Humana	63,150	2,037,219
†	Lincare Holdings	92,040	2,164,781

LVIP FI Equity-Income Fund–3

LVIP FI Equity-Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Providers & Services (continued)

	McKesson	65,370	$2,876,280
†	WellPoint	109,160	5,555,152

			12,633,432

	Health Care Technology–0.80%
	IMS Health	206,610	2,623,947

			2,623,947

	Hotels, Restaurants & Leisure–0.37%
	Wendy’s/Arby’s Group Class A	300,590	1,202,360

			1,202,360

	Independent Power Producers & Energy Traders–1.85%
†	NRG Energy	233,370	6,058,285

			6,058,285

	Industrial Conglomerates–2.33%
	General Electric	652,540	7,647,769

			7,647,769

	Insurance–6.09%
	ACE	94,200	4,166,465
	Allied World Assurance Holdings	51,800	2,114,994
	Aspen Insurance Holdings	77,500	1,731,350
	Assurant	127,650	3,075,089
	Hartford Financial Services Group	165,930	1,969,589
	MetLife	85,600	2,568,856
	PartnerRe	30,700	1,993,965
	Unum Group	146,680	2,326,345

			19,946,653

	IT Services–0.44%
†	Amdocs	66,900	1,435,005

			1,435,005

	Leisure Equipment & Products–1.11%
	Hasbro	110,140	2,669,794
†	JAKKS Pacific	75,270	965,714

			3,635,508

	Machinery–1.96%
†	AGCO	122,350	3,556,715
	Cummins	81,200	2,859,052

			6,415,767

	Media–4.67%
	Comcast Class A	406,470	5,889,750
†	DISH Network Class A	118,960	1,928,342
	McGraw-Hill Companies	98,480	2,965,233
	Time Warner	179,326	4,517,222

			15,300,547

	Metals & Mining–1.79%
	Nucor	80,290	3,567,285
	United States Steel	64,760	2,314,522

			5,881,807

	Multiline Retail–0.68%
	Macy’s	190,080	2,235,341

			2,235,341

	Multi-Utilities–0.92%
	NiSource	259,120	3,021,339

			3,021,339

	Oil, Gas & Consumable Fuels–16.69%
	Anadarko Petroleum	99,890	4,534,007
	Chevron	207,470	13,744,888
	ConocoPhillips	42,350	1,781,241
	Exxon Mobil	210,630	14,725,143
	Marathon Oil	193,940	5,843,412
	Occidental Petroleum	121,400	7,989,334
	Overseas Shipholding Group	11,180	380,567
	Tesoro	161,410	2,054,749
	Valero Energy	215,220	3,635,066

			54,688,407

	Pharmaceuticals–4.90%
†	King Pharmaceuticals	270,510	2,605,011
	Pfizer	896,520	13,447,800

			16,052,811

	Real Estate Investment Trusts–0.65%
	Duke Realty	125,490	1,100,547
	ProLogis	127,430	1,027,086

			2,127,633

	Road & Rail–1.33%
	Norfolk Southern	115,330	4,344,481

			4,344,481

	Semiconductors & Semiconductor Equipment–0.48%
†	MEMC Electronic Materials	89,000	1,585,090

			1,585,090

	Textiles, Apparel & Luxury Goods–1.16%
	Coach	68,930	1,852,838
	Polo Ralph Lauren	36,700	1,964,918

			3,817,756

	Tobacco–0.83%
	Lorillard	40,060	2,714,866

			2,714,866

	Trading Company & Distributors–0.40%
†	WESCO International	52,120	1,305,085

			1,305,085

LVIP FI Equity-Income Fund–4

LVIP FI Equity-Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Wireless Telecommunication Services–1.47%
†	NII Holdings	193,590	$3,691,762
†	Sprint Nextel	235,390	1,132,226

			4,823,988

	Total Common Stock (Cost $309,955,630)		327,655,549

	SHORT-TERM INVESTMENT–0.11%
	Money Market Mutual Fund–0.11%
	Dreyfus Treasury & Agency Cash Management Fund	364,903	364,903

	Total Short-Term Investment (Cost $364,903)		364,903

TOTAL VALUE OF SECURITIES–100.09% (Cost $310,320,533)	328,020,452

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(308,188)

NET ASSETS APPLICABLE TO 35,063,986 SHARES OUTSTANDING–100.00%	$327,712,264

NET ASSET VALUE–LVIP FI EQUITY-INCOME FUND STANDARD CLASS ($300,172,379 / 32,112,425 Shares)	$9.348

NET ASSET VALUE–LVIP FI EQUITY-INCOME FUND SERVICE CLASS ($27,539,885 / 2,951,561 Shares)	$9.331

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$519,467,486
Undistributed net investment income	2,876,172
Accumulated net realized loss on investments	(212,331,313)
Net unrealized appreciation of investments	17,699,919

Total net assets	$327,712,264

†	Non income producing security.

See accompanying notes

LVIP FI Equity-Income Fund–5

LVIP FI Equity-Income Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

ASSETS:
Investments in unaffiliated companies, at value (Cost $310,320,533)	$328,020,452
Cash	230,189
Receivable for securities sold	21,568,053
Dividends and interest receivable	272,371
Receivable for fund shares sold	72,041

TOTAL ASSETS	350,163,106

LIABILITIES:
Payable for securities purchased	22,046,533
Payable for fund shares redeemed	185,564
Due to manager and affiliates	198,891
Other accured expenses	19,854

TOTAL LIABILITIES	22,450,842

TOTAL NET ASSETS	$327,712,264

See accompanying notes

LVIP FI Equity-Income Fund–6

LVIP FI Equity-Income Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,157,138

EXPENSES:
Management fees	1,156,216
Accounting and administration expenses	72,995
Reports and statements to shareholders	47,587
Distribution expenses-Service Class	30,771
Professional fees	13,769
Trustees’ fees	5,598
Custodian fees	5,170
Other	10,238

1,342,344
Less expenses waived/reimbursed	(61,378)

Total operating expenses	1,280,966

NET INVESTMENT INCOME	2,876,172

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(75,796,186)
Net change in unrealized appreciation/depreciation of investments	68,660,906

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,135,280)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,259,108)

See accompanying notes

LVIP FI Equity-Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,876,172	$9,182,858
Net realized loss on investments	(75,796,186)	(125,672,628)
Net change in unrealized appreciation/depreciation of investments	68,660,906	(119,812,316)

Net decrease in net assets resulting from operations	(4,259,108)	(236,302,086)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,935,106)
Service Class	—	(460,372)
Net realized gain on investments:
Standard Class	—	(40,489,208)
Service Class	—	(2,631,453)

	—	(50,516,139)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,683,264	4,809,708
Service Class	5,317,470	18,209,525
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	47,424,313
Service Class	—	3,091,825

	7,000,734	73,535,371

Cost of shares repurchased:
Standard Class	(25,355,053)	(94,500,410)
Service Class	(4,225,678)	(7,204,192)

	(29,580,731)	(101,704,602)

Decrease in net assets derived from capital share transactions	(22,579,997)	(28,169,231)

NET DECREASE IN NET ASSETS	(26,839,105)	(314,987,456)
NET ASSETS:
Beginning of period	354,551,369	669,538,825

End of period (including undistributed net investment income of $2,876,172 and $1,787,380, respectively)	$327,712,264	$354,551,369

See accompanying notes

LVIP FI Equity-Income Fund–7

LVIP FI Equity-Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP FI Equity-Income Fund Standard Class
	Six Months
	Ended
	6/30/09[1]			Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06[2]	12/31/05	12/31/04

Net asset value, beginning of period	$9.378	$16.970	$18.231	$17.994	$18.020	$16.595

Income (loss) from investment operations:
Net investment income[3]	0.080	0.247	0.241	0.221	0.217	0.247
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.110)	(6.425)	0.496	1.720	0.540	1.366

Total from investment operations	(0.030)	(6.178)	0.737	1.941	0.757	1.613

Less dividends and distributions from:
Net investment income	—	(0.201)	(0.211)	(0.205)	(0.204)	(0.188)
Net realized gain on investments	—	(1.213)	(1.787)	(1.499)	(0.579)	—

Total dividends and distributions	—	(1.414)	(1.998)	(1.704)	(0.783)	(0.188)

Net asset value, end of period	$9.348	$9.378	$16.970	$18.231	$17.994	$18.020

Total return[4]	(0.32% )	(38.32% )	4.36%	11.27%	4.49%	9.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,172	$328,023	$639,956	$738,199	$765,796	$830,276
Ratio of expenses to average net assets	0.81%	0.77%	0.74%	0.69%	0.78%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.85%	0.82%	0.81%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	1.89%	1.83%	1.31%	1.24%	1.23%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.85%	1.78%	1.24%	1.13%	1.21%	1.47%
Portfolio turnover	185%	191%	141%	199%	151%	120%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP FI Equity-Income Fund–8

LVIP FI Equity-Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP FI Equity-Income Fund Service Class
	Six Months
	Ended					5/19/04[3]
	6/30/09[1]		Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06[2]	12/31/05	12/31/04

Net asset value, beginning of period	$9.372	$16.948	$18.214	$17.980	$18.013	$15.895

Income (loss) from investment operations:
Net investment income[4]	0.070	0.214	0.195	0.177	0.172	0.144
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.111)	(6.409)	0.496	1.717	0.539	2.141

Total from investment operations	(0.041)	(6.195)	0.691	1.894	0.711	2.285

Less dividends and distributions from:
Net investment income	—	(0.168)	(0.170)	(0.161)	(0.165)	(0.167)
Net realized gain on investments	—	(1.213)	(1.787)	(1.499)	(0.579)	—

Total dividends and distributions	—	(1.381)	(1.957)	(1.660)	(0.744)	(0.167)

Net asset value, end of period	$9.331	$9.372	$16.948	$18.214	$17.980	$18.013

Total return[5]	(0.44%)	(38.48%)	4.10%	11.00%	4.23%	14.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,540	$26,528	$29,583	$19,980	$6,590	$253
Ratio of expenses to average net assets	1.06%	1.02%	0.99%	0.94%	1.03%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.07%	1.06%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.64%	1.58%	1.06%	0.99%	0.98%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.60%	1.53%	0.99%	0.88%	0.96%	1.40%
Portfolio turnover	185%	191%	141%	199%	151%	120% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP FI Equity-Income Fund–9

LVIP FI Equity-Income Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP FI Equity-Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the first $250 million of average daily net assets of the Fund; 0.08% on the next $500 million; and 0.13% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Pyramis Global Advisors, LLC (Sub-Advisor), a Fidelity Investments Company, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.45% on the first $250 million of the Fund’s average daily net assets and 0.35% of the average daily net assets of the Fund in excess of $250 million.

LVIP FI Equity-Income Fund–10

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $3,852 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $11,941 and $3,278, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$192,578
Fees payable to DSC	680
Distribution fees payable to LFD	5,633

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $286,212,781 and sales of $305,335,260 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $342,016,100 At June 30, 2009, net unrealized depreciation was $13,995,648, of which $22,499,704 related to unrealized appreciation of investments and $36,495,352 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$327,655,549
Short-Term	364,903

Total	$328,020,452

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP FI Equity-Income Fund–11

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$22,101,923
Long-term capital gains	28,414,216

Total	$50,516,139

In addition, the Fund declared an ordinary income consent dividend of $1,787,380 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$519,467,486
Undistributed ordinary income	2,876,172
Realized losses 1/1/09 — 6/30/09	(111,599,613)
Capital loss carryforwards as of 12/31/08	(69,036,133)
Unrealized depreciation of investments	(13,995,648)

Net assets	$327,712,264

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are due to consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Paid-in
Investment Income	Capital

$(1,787,380)	$1,787,380

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $69,036,133 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $111,599,613, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	195,852	389,564
Service Class	620,667	1,418,352
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,833,206
Service Class	—	250,809

	816,519	5,891,931

Shares repurchased:
Standard Class	(3,062,145)	(6,954,964)
Service Class	(499,533)	(584,227)

	(3,561,678)	(7,539,191)

Net decrease	(2,745,159)	(1,647,260)

LVIP FI Equity-Income Fund–12

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

7.	Market Risk
The Fund invests in Real Estate Investment Trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP FI Equity-Income Fund–13

LVIP Global Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Global Income Fund

Index

Disclosure of Fund Expenses	1
Country Allocation and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Operations	7
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Other Fund Information	14

LVIP Global Income Fund

Disclosure
     OF FUND EXPENSES
Period May 4, 2009* to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 4, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09

Actual*
Standard Class Shares	$1,000.00	$1,025.20	0.75%	$1.21
Service Class Shares	1,000.00	1,024.30	1.00%	1.61

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	The Fund commenced operations on May 4, 2009. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” for the hypothetical example are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Country Allocation and Credit Quality Breakdown
As of June 30, 2009

Percentage
Country	of Net Assets

Bonds	96.30%

Argentina	1.60%
Australia	6.59%
Austria	0.56%
Belgium	1.95%
Brazil	2.26%
Canada	1.60%
France	1.88%
Germany	6.74%
Hungary	1.43%
Indonesia	3.64%
Ireland	1.37%
Iraq	0.31%
Italy	7.81%
Japan	18.73%
Mexico	8.64%
Netherlands	1.77%
Peru	0.25%
Poland	7.12%
Qatar	0.51%
Republic of Korea	8.18%
Russia	2.61%
South Africa	1.53%
Supranational	1.07%
Sweden	4.75%
United Arab Emirates	0.53%
United Kingdom	1.72%
United States	0.33%
Venezuela	0.82%

Discount Note	2.52%

Short-Term Investment	0.86%

Total Value of Securities	99.68%

Receivables and Other Assets Net of Liabilities	0.32%

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*

AAA	28.56%
AA	31.11%
A	27.09%
BBB	5.13%
BB	6.68%
B	1.13%
Not Rated	0.30%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Principal		Value
		Amount		(U.S. $)
	BONDS–96.30%
	Argentina–1.60%
•	Argentina Bonds
	1.683% 8/3/09		3,300,000	$416,526
	1.683% 8/3/12		3,300,000	685,781

				1,102,307

	Australia–6.59%
	Australian Government
	5.25% 3/15/19	AUD	1,060,000	836,668
	5.75% 5/15/21	AUD	1,075,000	874,856
	6.25% 4/15/15	AUD	680,000	572,614
	6.50% 5/15/13	AUD	580,000	492,840
	New South Wales Treasury 5.50% 3/1/17	AUD	960,000	743,239
	Queensland Treasury
	6.00% 6/14/11	AUD	200,000	166,096
	6.00% 9/14/17	AUD	940,000	748,152
	7.125% 9/18/17	NZD	170,000	113,816

				4,548,281

	Austria–0.56%
	Republic of Austria 5.50% 1/15/10	EUR	270,000	387,876

				387,876

	Belgium–1.95%
	Belgium Government Bond
	3.75% 9/28/15	EUR	500,000	718,025
	5.50% 3/28/28	EUR	400,000	630,595

				1,348,620

	Brazil–2.26%
	Brazil Notas do Tesouro Nacional Series B
	6.00% 5/15/15	BRL	780	708,948
	6.00% 5/15/45	BRL	500	436,652
	Series F 10.00% 1/1/12	BRL	825	411,694

				1,557,294

	Canada–1.60%
	Province of Ontario Canada 6.25% 6/16/15	NZD	1,750,000	1,105,161

				1,105,161

	France–1.88%
	Government of France 4.25% 4/25/19	EUR	890,000	1,300,308

				1,300,308

	Germany–6.74%
	Deutschland Republic
	3.75% 1/4/17	EUR	355,000	517,902
	3.75% 1/4/19	EUR	880,000	1,276,138
	4.00% 1/4/18	EUR	470,000	695,807
	4.25% 7/4/17	EUR	300,000	451,512
	6.25% 1/4/24	EUR	980,000	1,713,840

				4,655,199

	Hungary–1.43%
	Republic of Hungary 3.875% 2/24/20	EUR	490,000	532,600
	5.75% 6/11/18	EUR	350,000	455,831

				988,431

	Indonesia–3.64%
	Indonesia Treasury Bonds 10.00% 9/15/24	IDR	13,930,000,000	1,185,239
	10.00% 2/15/28	IDR	7,040,000,000	576,818
	12.80% 6/15/21	IDR	6,990,000,000	749,996

				2,512,053

	Ireland–1.37%
	Ireland Government Bond 4.50% 10/18/18	EUR	720,000	943,500

				943,500

	Iraq–0.31%
	Republic of Iraq 5.80% 1/15/28		320,000	210,400

				210,400

	Italy–7.81%
	Italy Buoni Poliennali Del Tesoro 2.75% 6/15/10	EUR	1,000,000	1,425,232
	4.00% 2/1/37	EUR	1,100,000	1,284,591
	4.75% 2/1/13	EUR	970,000	1,451,431
	5.00% 2/1/12	EUR	820,000	1,229,530

				5,390,784

	Japan–18.73%
	Japan Government 10 Yr Bonds 1.20% 9/20/12	JPY	150,000,000	1,593,411
	1.40% 3/21/11	JPY	160,000,000	1,693,332
	1.50% 3/20/15	JPY	83,500,000	899,367
	1.60% 9/20/13	JPY	80,000,000	865,107
	1.60% 6/20/14	JPY	90,000,000	974,173
	1.70% 12/20/16	JPY	130,000,000	1,416,055
	1.90% 12/20/10	JPY	33,000,000	350,919
	1.90% 6/20/16	JPY	120,000,000	1,325,540
	2.00% 3/20/16	JPY	120,000,000	1,333,145
	Japan Government 20 Yr Bonds
	1.90% 3/22/21	JPY	130,000,000	1,399,470
	2.10% 9/20/24	JPY	100,000,000	1,079,201

				12,929,720

LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)
	BONDS (continued)

	Mexico–8.64%
	Mexican Bonos
	7.75% 12/14/17	MXN	140,000	$1,041,379
	8.00% 12/19/13	MXN	32,000	250,588
	8.00% 12/17/15	MXN	73,000	561,541
	8.00% 12/7/23	MXN	271,000	1,980,941
	10.00% 12/5/24	MXN	125,000	1,078,491
	10.00% 11/20/36	MXN	125,000	1,050,025

				5,962,965

	Netherlands–1.77%
•	ING Bank 6.125% 5/29/23	EUR	200,000	238,173
	Netherlands Government
	3.75% 7/15/14	EUR	25,000	36,546
	7.50% 1/15/23	EUR	500,000	945,456

				1,220,175

	Peru–0.25%
	Peru B Soberano 8.60% 8/12/17	PEN	430,000	171,657

				171,657

	Poland–7.12%
	Poland Government Bond 5.25% 10/25/17	PLN	5,400,000	1,605,228
	5.75% 4/25/14	PLN	3,600,000	1,131,413
	5.75% 9/23/22	PLN	1,900,000	568,951
	6.25% 10/24/15	PLN	5,050,000	1,611,722

				4,917,314

	Qatar–0.51%
#	Qatar Government International Bond 144A 6.55% 4/9/19		340,000	349,775

				349,775

	Republic of Korea–8.18%
	Export-Import Bank of Korea 8.125% 1/21/14		170,000	186,265
	Korea Development Bank 8.00% 1/23/14		170,000	184,521
	Korea Treasury Bonds 4.75% 12/10/11	KRW	3,850,000,000	3,068,668
	5.75% 12/10/10	KRW	2,500,000,000	2,025,149
	Republic of Korea 7.125% 4/16/19		170,000	183,697

				5,648,300

	Russia–2.61%
	Russian-Eurobond 7.50% 3/31/30		1,008,000	1,002,456
	#144A 7.50% 3/31/30		806,400	797,328

				1,799,784

	South Africa–1.53%
	South Africa Government International Bond 4.50% 4/5/16	EUR	150,000	191,126
	5.25% 5/16/13	EUR	130,000	184,786
	6.875% 5/27/19		660,000	681,450

				1,057,362

	Supranational–1.07%
	Corporation Andina de Fomento 8.125% 6/4/19		270,000	287,039
	Inter-American Development Bank 6.25% 6/22/16	NZD	700,000	452,450

				739,489

	Sweden–4.75%
	Sweden Government Bond
	4.00% 12/1/09	SEK	12,300,000	1,617,498
	5.25% 3/15/11	SEK	12,000,000	1,662,359

				3,279,857

	United Arab Emirates–0.53%
#	Emirate of Abu Dhabi 144A 6.75% 4/8/19		350,000	362,826

				362,826

	United Kingdom–1.72%
	HSBC Holdings 6.25% 3/19/18	EUR	200,000	296,369
•	Lloyds TSB Bank 5.625% 3/5/18	EUR	400,000	508,351
	Standard Chartered Bank 5.875% 9/26/17	EUR	200,000	257,396
•	Standard Life 6.375% 7/12/22	EUR	120,000	128,059

				1,190,175

	United States–0.33%
	Tulare, California Sewer Revenue (Taxable Build America Bonds) 8.75% 11/15/44 (FSA)		115,000	114,606
•	Zurich Finance 4.50% 6/15/25	EUR	100,000	115,471

				230,077

	Venezuela–0.82%
	Venezuela Government International Bond 5.38% 8/7/10		490,000	460,600
	10.75% 9/19/13		130,000	107,900

				568,500

	Total Bonds (Cost $64,985,277)			66,478,190

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)
	BONDS (continued)

≠	DISCOUNT NOTE–2.52%
	Federal Home Loan Bank 0.250% 7/1/09	1,740,000	$1,740,000

	Total Discount Note (Cost $1,740,000)		1,740,000

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENT–0.86%
	Money Market Mutual Fund–0.86%
	Dreyfus Treasury & Agency Cash Management Fund	594,586	$594,586

	Total Short-Term Investment (Cost $594,586)		594,586

TOTAL VALUE OF SECURITIES–99.68% (Cost $67,319,863)	68,812,776

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	219,804

NET ASSETS APPLICABLE TO 6,733,599 SHARES OUTSTANDING–100.00%	$69,032,580

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($69,021,743 / 6,732,541 Shares)	$10.252

NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($10,837 / 1,058 Shares)	$10.243

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of Beneficial Interest (Unlimited Authorization-no Par)	$67,312,792
Undistributed net investment income	875,398
Accumulated net realized gain on investments	2,731
Net unrealized appreciation of investments and foreign currencies	841,659

Total net assets	$69,032,580

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CLP–Chilean Peso
CNY–Chinese Yuan
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
INR–Indian Rupee
JPY–Japanese Yen
KRW–South Korean Won
PEN–Peruvian Sol
PLN–Polish Zloty
MYR–Malaysia Ringgit
MXN–Mexican Peso
NZD–New Zealand Dollar
RUB–Russian Ruble
SEK–Swedish Krona
SGD–Singapore Dollar
USD–United States Dollar

≠	The rate shown is the effective yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $1,509,929, which represented 2.19% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
FSA–Insured by Financial Security Assurance
Yr–Year

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and forward foreign cross currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (1,946,237)	USD 1,412,870	5/10/10	$(117,906)
AUD 207,072	USD (166,941)	7/6/09	(278)
CLP 595,612,500	USD (1,050,000)	5/7/10	66,948
CLP 600,075,000	USD (1,050,000)	5/7/10	75,317
CNY 11,844,800	USD (1,760,000)	5/1/10	(27,397)
CNY 11,689,320	USD (1,740,000)	5/7/10	(30,114)
EUR (650,000)	JPY 85,800,000	8/10/09	(20,495)
EUR (650,000)	JPY 85,660,250	8/10/09	(21,947)
EUR (606,438)	USD 807,290	5/1/10	(43,296)
EUR (1,630,646)	USD 2,221,380	5/1/10	(65,753)
EUR (3,079,057)	USD 4,093,194	7/31/09	(225,278)
EUR (3,385,000)	USD 4,524,493	5/7/10	(223,379)
GBP 2,757,000	USD (4,111,580)	7/31/09	423,012
INR 43,602,000	USD (860,000)	5/7/10	52,938
INR 44,962,800	USD (890,000)	5/1/10	51,434
MYR 3,697,050	USD (1,050,000)	5/7/10	(4,898)
MYR 3,723,300	USD (1,050,000)	5/1/10	2,577
MYR 7,320,600	USD (2,100,000)	5/29/10	(30,967)
NZD (35,850)	USD 20,794	8/10/09	(2,252)
NZD (35,832)	USD 20,794	8/11/09	(2,239)
NZD (80,992)	USD 50,091	12/2/09	(1,600)
NZD (143,940)	USD 83,175	8/7/09	(9,372)
NZD (245,431)	USD 149,288	12/2/09	(7,353)
NZD (330,013)	USD 199,051	8/24/09	(12,904)
NZD (323,850)	USD 199,051	11/30/09	(7,665)
NZD (328,000)	USD 198,351	8/26/09	(12,284)
NZD (337,731)	USD 199,042	8/12/09	(18,035)
NZD (745,925)	USD 433,904	5/1/10	(38,041)
NZD (1,990,451)	USD 1,131,172	5/10/10	(127,535)
NZD (4,154,912)	USD 2,381,588	8/7/09	(289,828)
RUB 29,898,750	USD (875,000)	11/6/09	48,968
SEK 1,309,000	USD (166,169)	6/1/10	3,586
SEK 1,311,000	USD (164,519)	6/1/10	5,497
SGD (2,577,400)	USD 1,750,000	5/7/10	(28,181)
SGD (2,588,775)	USD 1,750,000	2/8/10	(36,119)

			$(674,839)

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Operations
May 4, 2009* to June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$569,440

569,440

EXPENSES:
Management fees	74,198
Custodian fees	14,565
Professional fees	7,661
Accounting and administration expenses	4,772
Trustees’ fees	355
Reports and statements to shareholders	100
Distribution expenses-Service Class	4
Other	1,527

103,182
Less expenses waived/reimbursed	(17,565)

Total operating expenses	85,617

NET INVESTMENT INCOME	483,823

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	2,731
Foreign currencies	391,575

Net realized gain	394,306
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	841,659

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,235,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,719,788

*	Date of commencement of operations

See accompanying notes

LVIP Global Income Fund
Statement of Changes in Net Assets

5/4/09* to
6/30/09
(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$483,823
Net realized gain on investments and foreign currencies	394,306
Net change in unrealized appreciation/depreciation of investments and foreign currencies	841,659

Net increase in net assets resulting from operations	1,719,788

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	73,903,880
Service Class	10,583

73,914,463

Cost of shares repurchased:
Standard Class	(6,601,671)
Service Class	—

(6,601,671)

Increase in net assets derived from capital share transactions	67,312,792

NET INCREASE IN NET ASSETS	69,032,580

NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income of $875,398)	$69,032,580

*	Date of commencement of operations.

See accompanying notes

LVIP Global Income Fund–7

LVIP Global Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Global Income Fund
	Standard Class	Service Class
	5/4/09[1] to	5/4/09[1] to
	6/30/09	6/30/09
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.072	0.068
Net realized and unrealized gain on investments and foreign currencies	0.180	0.175

Total from investment operations	0.252	0.243

Net asset value, end of period	$10.252	$10.243

Total return[3]	2.52%	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,022	$11
Ratio of expenses to average net assets	0.75%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	1.15%
Ratio of net investment income to average net assets	4.24%	3.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.09%	3.84%
Portfolio turnover	50%	50%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Global Income Fund–8

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of the Fund is to seek current income consistent with the preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at the published net asset value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 4, 2009 through June 30, 2009.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets.

LVIP Global Income Fund–9

LVIP Global Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding distribution fees) exceed 0.75% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIAC provides written notice of termination to the fund.

LIAC has contractually agreed to waive 0.05% of its advisory fee for the Fund. The fee waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

Mondrian Investment Partners Ltd. (Mondrian) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian at an annual rate of 0.30% of Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin), is also responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin at an annual rate of 0.30% of Franklin’s managed portion of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the period May 4, 2009 through June 30, 2009, the Fund was charged $285 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period May 4, 2009 through June 30, 2009, fees for administrative and support services amounted to $385 and $107, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Management fees payable to LIAC	$29,391
Fees payable to DSC	146
Distribution fees payable to LFD	2

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the period May 4, 2009 through June 30, 2009, the Fund made purchases of $68,162,672 and sales of $5,214,837 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $67,319,863. At June 30, 2009, net unrealized appreciation was $1,492,913, of which $1,861,038 related to unrealized appreciation of investments and $368,125 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Global Income Fund–10

LVIP Global Income Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage Securities	$—	$1,348,270	$—	$1,348,270
Corporate Debt	—	1,543,819	—	1,543,819
Foreign Debt	—	60,958,795	2,512,700	63,471,495
Municipal Bonds	—	114,606	—	114,606
Short-Term	594,586	1,740,000	—	2,334,586

Total	$594,586	$65,705,490	$2,512,700	$68,812,776

Derivatives	$—	$(674,839)	$—	$(674,839)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Sovereign
Debt
Balance as of 5/4/09	$—
Net change in unrealized appreciation/depreciation	8,044
Net purchases, sales, and settlements	2,476,518
Net realized gain	28,138

Balance as of 6/30/09	$2,512,700

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$8,044

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the period May 4, 2009 through June 30, 2009.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$67,312,792
Undistributed ordinary income	807,092
Other temporary differences	(752,851)
Unrealized appreciation of investments and foreign currencies	1,665,547

Net assets	$69,032,580

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on straddles and mark-to-market of forward foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period May 4, 2009 through June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$391,575	$(391,575)

LVIP Global Income Fund–11

LVIP Global Income Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

Period
5/4/09* to
6/30/09
Shares sold:
Standard Class	7,385,671
Service Class	1,058

7,386,729

Shares repurchased:
Standard Class	(653,130)
Service Class	—

(653,130)

Net increase	6,733,599

*	Date of commencement of operations

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and forward cross currency contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poors Ratings Group and/or Ba or lower by Moody’s Investors Service. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

LVIP Global Income Fund–12

LVIP Global Income Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

LVIP Global Income Fund–13

LVIP Global Income Fund
Other Fund Information

Approval of Advisory and Sub-Advisory Agreements
On December 9, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider the organization and offering of a proposed new series of the Trust, the LVIP Global Income Fund, including the appointment of Lincoln Investment Advisory Corporation (“LIAC”) as investment adviser, and the appointment of Mondrian Investment Partners Limited (“Mondrian”) and Franklin Advisers, Inc. (“Franklin”) as co-sub-advisors to the LVIP Global Income Fund.

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC, Mondrian and Franklin (together, “Fund Management”). In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. With regard to the creation of the LVIP Global Income Fund, the Independent Trustees considered that the multi-manager structure of the LVIP Global Income Fund would allow the blending of two managers with different yet complementary global income investment styles, and LIAC’s representations regarding the anticipated market demand for this asset class. In addition, the Independent Trustees considered that certain of the LVIP Global Income Fund’s shareholders are expected to invest through affiliated funds, the LVIP Wilshire Profile Funds, and that under Section 12(d)(1)(G) of the 1940 Act, creation of the LVIP Global Income Fund would allow greater allocations to this asset class through an affiliated fund, in excess of the limits in Section 12(d)(1) of the 1940 Act applicable to unaffiliated funds.

In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board adopted the considerations and conclusions of the Independent Trustees.

Investment Advisory Agreement with LIAC
In considering the approval of the investment advisory agreement with LIAC for the LVIP Global Income Fund, the Board considered the nature, extent and quality of services proposed to be provided to the LVIP Global Income Fund by LIAC, including LIAC personnel, resources, compliance efforts and oversight of sub-advisers and that LIAC serves as investment adviser for the currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, information about its oversight and compliance staff, LIAC’s Form ADV, regulatory and compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility for the LVIP Global Income Fund to Mondrian and Franklin. The Board also considered that The Lincoln National Life Insurance Company (“Lincoln Life”) would provide administrative services for the LVIP Global Income Fund as it does for the existing funds of the Trust and that certain Lincoln Life personnel would also be providing services to the LVIP Global Income Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratios for the Fund, and noted Fund Management’s agreement to waive a portion of the Fund’s management fee and to impose an expense limitation for a period of time for the Fund. The Board also compared the management fee to the mean, high and low management fees in the Morningstar World Bond Universe provided by Fund Management and noted that the proposed management fee giving effect to the fee waiver was within range of the median fee in the Morningstar World Bond Universe. The Board concluded that the management fee, together with the management fee waiver and the expense limitation, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC with respect to the LVIP Global Income Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the LVIP Global Income Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because the LVIP Global Income Fund is newly organized, the Board determined to review economies of scale in the future after the LVIP Global Income Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the LVIP Global Income Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds and are proposed to provide similar services to the LVIP Global Income Fund. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from Lincoln funds by Lincoln Life holding fund shares on behalf of contract holders.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new investment advisory agreement with LIAC and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with Mondrian
In considering the approval of the proposed sub-advisory agreement between LIAC and Mondrian on behalf of the LVIP Global Income Fund, the Board considered the nature, extent and quality of services to be provided by Mondrian under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln funds. The Board considered the in-person presentation by Mondrian that described the global fixed income investment philosophy and process, portfolio management team and investment results of a composite in the same strategy as proposed for the Fund. The Board reviewed the background of the investment professionals proposed to service the LVIP Global Income Fund, the resources of Mondrian, and information provided regarding portfolio manager compensation, trading and brokerage arrangements, soft dollar policies, disaster recovery/business continuity plan, proxy voting policy, and its compliance program and regulatory matters, Form ADV and the gross performance of a similar fund managed by Mondrian, the Mondrian International

LVIP Global Income Fund–14

LVIP Global Income Fund
Other Fund Information (continued)

Fixed Income Fund. The Board also noted that Mondrian sub-advises another fund in the Trust. The Board concluded that the services to be provided by Mondrian were expected to be acceptable.

With respect to Mondrian’s estimated profitability as sub-adviser, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and Mondrian, an unaffiliated third party, and that LIAC would compensate Mondrian from its fee and concluded the proposed sub-advisory fees were reasonable. The Board also considered information provided by Mondrian regarding fees charged to other clients of Mondrian with similar investment objectives.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with Mondrian and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with Franklin
In considering the approval of the proposed sub-advisory agreement between LIAC and Franklin on behalf of the LVIP Global Income Fund, the Board considered the nature, extent and quality of services to be provided by Franklin under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln funds. The Board considered the in-person presentation by Franklin that described the capabilities and resources of Franklin’s global fixed income group and its investment philosophy and process, portfolio management team and investment results of a composite in the same strategy as proposed for the Fund. The Board reviewed the background of the investment professionals proposed to service the LVIP Global Income Fund and information provided regarding portfolio manager compensation, the compliance program and regulatory matters, trading and brokerage arrangements, soft dollar policies, disaster recovery/business continuity plan, the firm’s proxy voting policy and the gross performance of a similar fund managed by Franklin, the Templeton Global Bond Fund. The Board concluded that the services to be provided by Franklin were expected to be acceptable.

With respect to Franklin’s estimated profitability as sub-adviser, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and Franklin, an unaffiliated third party, and that LIAC would compensate Franklin from its fee and concluded the proposed sub-advisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with Franklin and the fees and other amounts to be paid under the agreement.

Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–15

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital
Appreciation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Janus Capital Appreciation Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Janus Capital Appreciation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,112.80	0.75%	$3.93
Service Class Shares	1,000.00	1,111.50	1.00%	5.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Janus Capital Appreciation Fund–1

LVIP Janus Capital Appreciation Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage of
Sector	Net Assets

Common Stock	95.98%

Aerospace & Defense	2.32%
Air Freight & Logistics	2.12%
Beverages	7.23%
Biotechnology	5.06%
Capital Markets	3.64%
Chemicals	2.79%
Commercial Banks	0.27%
Communications Equipment	7.67%
Computers & Peripherals	6.28%
Diversified Financial Services	1.32%
Electrical Equipment	0.55%
Electronic Equipment Instruments & Components	0.84%
Energy Equipment & Services	0.45%
Food & Staples Retailing	5.13%
Food Products	0.85%
Health Care Equipment & Supplies	2.86%
Health Care Providers & Services	2.28%
Hotels, Restaurants & Leisure	1.43%
Household Products	2.34%
Independent Power Producers & Energy Traders	0.86%
Industrial Conglomerates	0.66%
Insurance	2.76%
Internet Software & Services	3.73%
IT Services	0.83%
Machinery	2.22%
Media	0.67%
Metals & Mining	0.55%
Oil, Gas & Consumable Fuels	10.00%
Paper & Forest Products	0.67%
Pharmaceuticals	2.28%
Road & Rail	1.17%
Semiconductors & Semiconductor Equipment	4.22%
Software	5.58%
Specialty Retail	0.85%
Textiles, Apparel & Furniture	0.54%
Tobacco	0.31%
Wireless Telecommunication Services	2.65%

Short-Term Investment	3.92%

Total Value of Securities	99.90%

Receivables and Other Assets Net of Liabilities	0.10%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Anheuser-Busch InBev (Belgium)	6.41%
Apple	4.14%
Occidental Petroleum	3.30%
Cisco Systems	3.16%
Oracle	3.02%
EOG Resources	2.73%
Crown Castle International	2.65%
Celgene	2.59%
Goldman Sachs Group	2.45%
CVS Caremark	2.30%

Total	32.75%

LVIP Janus Capital Appreciation Fund–2

LVIP Janus Capital Appreciation Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.98%
	Aerospace & Defense–2.32%
	Lockheed Martin	29,685	$2,394,095
	Northrop Grumman	32,865	1,501,273
	Precision Castparts	47,210	3,447,747

			7,343,115

	Air Freight & Logistics–2.12%
	Expeditors International Washington	46,560	1,552,310
	Robinson (C.H.) Worldwide	28,325	1,477,149
	United Parcel Service Class B	73,600	3,679,264

			6,708,723

	Beverages–7.23%
	Anheuser-Busch InBev (Belgium)	563,301	20,335,364
*†	Anheuser-Busch InBev-STRIP VVPR (Belgium)	437,656	1,841
	Coca-Cola	54,060	2,594,339

			22,931,544

	Biotechnology–5.06%
†	Celgene	171,640	8,211,258
†	Genzyme	31,390	1,747,481
†	Gilead Sciences	129,745	6,077,256

			16,035,995

	Capital Markets–3.64%
	Goldman Sachs Group	52,625	7,759,030
	T. Rowe Price Group	90,815	3,784,261

			11,543,291

	Chemicals–2.79%
	Monsanto	19,620	1,458,551
	Potash (Canada)	33,650	3,131,133
	Praxair	59,920	4,258,514

			8,848,198

	Commercial Banks–0.27%
	ICICI Bank ADR (India)	29,190	861,105

			861,105

	Communications Equipment–7.67%
†	Cisco Systems	538,090	10,029,997
	Corning	212,425	3,411,546
	Ericsson LM Class B (Sweden)	220,653	2,164,610
	QUALCOMM	137,915	6,233,758
†	Research in Motion (Canada)	34,980	2,485,329

			24,325,240

	Computers & Peripherals–6.28%
†	Apple	92,136	13,122,931
	International Business Machines	64,960	6,783,123

			19,906,054

	Diversified Financial Services–1.32%
	JPMorgan Chase	122,390	4,174,723

			4,174,723

	Electrical Equipment–0.55%
	Emerson Electric	53,510	1,733,724

			1,733,724

	Electronic Equipment Instruments & Components–0.84%
	Amphenol Class A	84,135	2,662,031

			2,662,031

	Energy Equipment & Services–0.45%
†	National Oilwell Varco	43,580	1,423,323

			1,423,323

	Food & Staples Retailing–5.13%
	CVS Caremark	228,748	7,290,198
	Tesco (United Kingdom)	970,928	5,645,333
	Wal-Mart Stores	68,520	3,319,109

			16,254,640

	Food Products–0.85%
	Nestle (Switzerland)	71,165	2,680,108

			2,680,108

	Health Care Equipment & Supplies–2.86%
	Baxter International	66,790	3,537,198
	Covidien (Ireland)	147,905	5,537,564

			9,074,762

	Health Care Providers & Services–2.28%
	UnitedHealth Group	289,470	7,230,961

			7,230,961

	Hotels, Restaurants & Leisure–1.43%
	Crown (Australia)	349,889	2,048,309
	McDonald’s	43,526	2,502,309

			4,550,618

	Household Products–2.34%
	Colgate-Palmolive	68,305	4,831,896
	Kimberly-Clark	49,065	2,572,478

			7,404,374

	Independent Power Producers & Energy Traders–0.86%
†	NRG Energy	104,995	2,725,670

			2,725,670

	Industrial Conglomerates–0.66%
	Tyco International (Switzerland)	80,595	2,093,858

			2,093,858

LVIP Janus Capital Appreciation Fund–3

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Insurance–2.76%
	ACE (Switzerland)	84,065	$3,718,195
†	Berkshire Hathaway Class B	1,740	5,038,570

			8,756,765

	Internet Software & Services–3.73%
†	eBay	263,460	4,513,070
†	Google Class A	10,195	4,298,110
†	Yahoo	191,740	3,002,648

			11,813,828

	IT Services–0.83%
†	Amdocs (United Kingdom)	122,885	2,635,883

			2,635,883

	Machinery–2.22%
	Danaher	72,165	4,455,467
	Illinois Tool Works	69,585	2,598,304

			7,053,771

	Media–0.67%
†	Liberty Media Class A	78,940	2,111,645

			2,111,645

	Metals & Mining–0.55%
	Newmont Mining	42,735	1,746,579

			1,746,579

	Oil, Gas & Consumable Fuels–10.00%
	EOG Resources	127,320	8,647,574
	Hess	49,930	2,683,738
	Occidental Petroleum	158,955	10,460,830
	Petroleo Brasileiro ADR Ordinary Shares (Brazil)	46,965	1,924,626
	Petroleo Brasileiro ADR Preferred Shares (Brazil)	67,468	2,250,732
	XTO Energy	150,350	5,734,349

			31,701,849

	Paper & Forest Products–0.67%
	Weyerhaeuser	69,315	2,109,255

			2,109,255

	Pharmaceuticals–2.28%
	Roche Holding (Switzerland)	53,224	7,234,996

			7,234,996

	Road & Rail–1.17%
	Canadian National Railway (Canada)	86,275	3,706,374

			3,706,374

	Semiconductors & Semiconductor Equipment–4.22%
	KLA-Tencor	194,415	4,908,979
†	Marvell Technology Group (Bermuda)	335,005	3,899,458
	Taiwan Semiconductor Manufacturing (Taiwan)	1,806,475	3,007,127
	Texas Instruments	73,364	1,562,653

			13,378,217

	Software–5.58%
†	Citrix Systems	50,115	1,598,167
	Microsoft	149,525	3,554,209
	Oracle	446,415	9,562,210
†	Symantec	192,220	2,990,943

			17,705,529

	Specialty Retail–0.85%
	Home Depot	56,360	1,331,787
	Staples	68,362	1,378,861

			2,710,648

	Textiles, Apparel & Furniture–0.54%
	Adidas (Germany)	45,575	1,728,368

			1,728,368

	Tobacco–0.31%
	Altria Group	59,915	982,007

			982,007

	Wireless Telecommunication Services–2.65%
†	Crown Castle International	349,260	8,389,225

			8,389,225

	Total Common Stock (Cost $315,440,687)		304,276,996

	SHORT-TERM INVESTMENT–3.92%
	Money Market Mutual Fund–3.92%
	Dreyfus Treasury & Agency Cash Management Fund	12,428,039	12,428,039

	Total Short-Term Investment (Cost $12,428,039)		12,428,039

LVIP Janus Capital Appreciation Fund–4

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.90% (Cost $327,868,726)	$316,705,035

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	313,777

NET ASSETS APPLICABLE TO 20,147,677 SHARES OUTSTANDING–100.00%	$317,018,812

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS ($275,621,108 / 17,503,732 Shares)	$15.746

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS ($41,397,704 / 2,643,945 Shares)	$15.658

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$580,994,363
Undistributed net investment income	2,956,230
Accumulated net realized loss on investments	(255,593,907)
Net unrealized depreciation of investments and foreign currencies	(11,337,874)

Total net assets	$317,018,812

†	Non income producing security.

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
STRIP VVPR–Dividend Coupon
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation

AUD (200,000)	USD 152,400	7/15/09	$(8,453)
AUD (290,000)	USD 229,695	8/6/09	(3,144)
AUD (490,000)	USD 386,120	8/20/09	(6,909)
EUR (5,400,000)	USD 7,438,014	8/6/09	(135,534)
EUR (1,100,000)	USD 1,540,627	8/20/09	(2,076)
GBP (180,000)	USD 274,590	7/15/09	(21,470)
GBP (635,000)	USD 1,034,263	8/6/09	(10,149)
GBP (545,000)	USD 890,426	8/20/09	(5,939)

			$(193,674)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Janus Capital Appreciation Fund–5

LVIP Janus Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,319,952
Interest	1,059
Foreign tax withheld	(112,223)

2,208,788

EXPENSES:
Management fees	1,065,383
Accounting and administration expenses	67,143
Reports and statements to shareholders	48,436
Distribution expenses-Service Class	35,425
Custodian fees	19,547
Professional fees	12,754
Trustees’ fees	4,857
Other	8,483

1,262,028
Less expenses waived/reimbursed	(161,884)

Total operating expenses	1,100,144

NET INVESTMENT INCOME	1,108,644

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(60,525,588)
Foreign currencies	(1,069,017)

Net realized loss	(61,594,605)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	91,390,931

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	29,796,326

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,904,970

See accompanying notes

LVIP Janus Capital Appreciation Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,108,644	$2,504,968
Net realized loss on investments and foreign currencies	(61,594,605)	(23,588,071)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	91,390,931	(188,318,925)

Net increase (decrease) in net assets resulting from operations	30,904,970	(209,402,028)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,589,104)
Service Class	—	(166,592)

	—	(2,755,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,377,872	8,856,390
Service Class	16,094,230	22,210,204
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,589,104
Service Class	—	166,592

	18,472,102	33,822,290

Cost of shares repurchased:
Standard Class	(18,862,698)	(58,236,472)
Service Class	(4,520,670)	(15,512,337)

	(23,383,368)	(73,748,809)

Decrease in net assets derived from capital share transactions	(4,911,266)	(39,926,519)

NET INCREASE (DECREASE) IN NET ASSETS	25,993,704	(252,084,243)
NET ASSETS:
Beginning of period	291,025,108	543,109,351

End of period (including undistributed net investment income of $2,956,230 and $2,359,970, respectively)	$317,018,812	$291,025,108

See accompanying notes

LVIP Janus Capital Appreciation Fund–6

LVIP Janus Capital Appreciation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Standard Class
	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$14.150	$24.169	$20.116	$18.376	$17.680	$16.793

Income (loss) from investment operations:
Net investment income (loss)[2]	0.057	0.121	0.095	0.051	0.038	(0.009)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.539	(10.000)	4.019	1.725	0.704	0.896

Total from investment operations	1.596	(9.879)	4.114	1.776	0.742	0.887

Less dividends and distributions from:
Net investment income	—	(0.140)	(0.061)	(0.036)	(0.046)	—

Total dividends and distributions	—	(0.140)	(0.061)	(0.036)	(0.046)	—

Net asset value, end of period	$15.746	$14.150	$24.169	$20.116	$18.376	$17.680

Total return[3]	11.28%	(40.82% )	20.42%	9.67%	4.20%	5.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$275,621	$264,563	$506,900	$488,232	$544,301	$659,385
Ratio of expenses to average net assets	0.75%	0.71%	0.69%	0.70%	0.73%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.86%	0.85%	0.82%	0.83%	0.83%	0.81%
Ratio of net investment income (loss) to average net assets	0.80%	0.61%	0.43%	0.27%	0.22%	(0.06%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.69%	0.47%	0.30%	0.14%	0.12%	(0.07%)
Portfolio turnover	70%	68%	123%	99%	85%	33%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Janus Capital Appreciation Fund–7

LVIP Janus Capital Appreciation Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Service Class
	Six Months
	Ended
	6/30/09	Year Ended
	(Unaudited)[1]	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$14.087	$24.036	$20.014	$18.294	$17.608	$16.766

Income (loss) from investment operations:
Net investment income (loss)[2]	0.040	0.072	0.040	0.004	(0.006)	(0.051)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.531	(9.931)	3.996	1.716	0.700	0.893

Total from investment operations	1.571	(9.859)	4.036	1.720	0.694	0.842

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.014)	—	(0.008)	—

Total dividends and distributions	—	(0.090)	(0.014)	—	(0.008)	—

Net asset value, end of period	$15.658	$14.087	$24.036	$20.014	$18.294	$17.608

Total return[3]	11.15%	(40.97% )	20.11%	9.40%	3.94%	5.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,398	$26,462	$36,209	$16,903	$12,378	$3,812
Ratio of expenses to average net assets	1.00%	0.96%	0.94%	0.95%	0.98%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.11%	1.10%	1.07%	1.08%	1.08%	1.06%
Ratio of net investment income (loss) to average net assets	0.55%	0.36%	0.18%	0.02%	(0.03% )	(0.31%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.44%	0.22%	0.05%	(0.11%)	(0.13%)	(0.32%)
Portfolio turnover	70%	68%	123%	99%	85%	33%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Janus Capital Appreciation Fund–8

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term growth of capital in a manner consistent with the preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,894 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Janus Capital Appreciation Fund–9

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Effective May 1, 2009, LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $150 million of average daily net assets of the Fund. Prior to May 1, 2009, LIAC contractually agreed to waive 0.15% on the first $100 million of average daily net assets of the Fund; 0.10% on the next $150 million; 0.15% on the next $250 million; 0.10% on the next $250 million; 0.15% on the next $750 million; and 0.20% of average daily net assets in excess of $1.5 billion. This agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Janus Capital Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% for the first $250 million of the Fund’s average daily net assets; 0.35% of the next $500 million; 0.30% of the next $750 million and 0.25% of the average daily net assets of the Fund in excess of $1.5 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $3,553 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $10,728 and $3,119, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$167,522
Fees payable to DSC	641
Distribution fees payable to LFD	6,993

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $97,544,852 and sales of $104,464,918 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $332,319,996. At June 30, 2009, net unrealized depreciation was $15,614,961, of which $22,040,323 related to unrealized appreciation of investments and $37,655,284 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best

LVIP Janus Capital Appreciation Fund–10

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$304,276,996	$—	$304,276,996
Short-Term	12,428,039	—	12,428,039

Total Securities	$316,705,035	$—	316,705,035

Derivatives	$—	$(193,674)	$(193,674)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$2,755,696

In addition, the Fund declared an ordinary income consent dividend of $557,034 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$580,994,363
Realized losses 1/1/09–6/30/09	(72,860,969)
Capital loss carryforwards as of 12/31/08	(178,281,668)
Other temporary differences	2,762,556
Unrealized depreciation of investments and foreign currencies	(15,595,470)

Net assets	$317,018,812

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, dividends and distributions, and mark-to-market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends, partnership interest and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(512,384)	$1,106,709	$(594,325)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $10,899,003 expires in 2009, $123,927,079 expires in 2010, $29,942,002 expires in 2011 and $13,513,584 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $72,860,969, which may increase the capital loss carryforwards.

LVIP Janus Capital Appreciation Fund–11

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	166,427	449,553
Service Class	1,088,483	1,126,659
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	192,241
Service Class	—	12,422

	1,254,910	1,780,875

Shares repurchased:
Standard Class	(1,359,826)	(2,917,455)
Service Class	(323,095)	(766,978)

	(1,682,921)	(3,684,433)

Net decrease	(428,011)	(1,903,558)

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Janus Capital Appreciation Fund–12

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Janus Capital Appreciation Fund–13

LVIP Marsico International Growth Fund

LVIP Marsico International
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Marsico International Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Marsico International Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,140.00	1.04%	$5.52
Service Class Shares	1,000.00	1,138.70	1.29%	6.84

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Marsico International Growth Fund–1

LVIP Marisco International Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Country	of Net Assets

Common Stock	93.83%

Australia	2.54%
Belgium	3.50%
Brazil	7.33%
Canada	3.48%
China	1.15%
Denmark	4.47%
France	3.82%
Germany	2.72%
Hong Kong	4.25%
India	1.65%
Ireland	0.59%
Israel	2.47%
Japan	9.35%
Mexico	3.10%
Netherlands	1.43%
Republic of Korea	0.48%
Singapore	3.90%
Spain	6.71%
Sweden	0.48%
Switzerland	16.16%
Taiwan	4.35%
United Kingdom	9.39%
United States	0.51%

Short-Term Investment	6.75%

Total Value of Securities	100.58%

Liabilities Net of Receivables and Other Assets	(0.58%)

Total Net Assets	100.00%

Percentage
Sector	of Net Assets

Airlines	0.55%
Automobiles	3.55%
Beverages	3.50%
Biotechnology	3.43%
Building Products	1.04%
Capital Markets	7.40%
Chemicals	4.78%
Commercial Banks	11.17%
Construction & Engineering	0.55%
Construction Materials	3.69%
Diversified Telecommunication Services	3.36%
Electrical Equipment	9.00%
Energy Equipment & Services	3.45%
Food & Staples Retailing	1.08%
Food Products	2.25%
Hotels, Restaurants & Leisure	0.95%
Household Durables	1.96%
Metals & Mining	1.47%
Oil, Gas & Consumable Fuels	9.17%
Pharmaceuticals	2.47%
Real Estate Management & Development	5.16%
Semiconductors & Semiconductor Equipment	5.77%
Specialty Retail	1.64%
Textiles, Apparel & Luxury Goods	0.54%
Trading Companies & Distributors	2.04%
Wireless Telecommunication Services	3.86%

Total	93.83%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Vestas Wind Systems	4.47%
Taiwan Semiconductors Manufacturing ADR	4.35%
Credit Suisse Group	4.09%
Anheuser-Busch InBev	3.50%
Transocean	3.45%
Telefonica	3.36%
Vodafone Group	3.35%
Cemex ADR	3.10%
BP	3.02%
Petroleo Brasileiro ADR	2.91%

Total	35.60%

LVIP Marsico International Growth Fund–2

LVIP Marsico International Growth Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–93.83%Δ
	Australia–2.54%
	CSL	225,136	$5,828,498

			5,828,498

	Belgium–3.50%
	Anheuser-Busch InBev	222,251	8,023,339

			8,023,339

	Brazil–7.33%
	Gafisa	242,470	1,999,178
	Itau Unibanco Banco Multiplo ADR	300,627	4,758,925
	Petroleo Brasileiro ADR	162,862	6,674,085
	Vale ADR	190,400	3,356,752

			16,788,940

	Canada–3.48%
	Petro-Canada	28,975	1,119,089
	Potash Corp. of Saskatchewan	55,240	5,140,082
	Suncor Energy	56,426	1,714,079

			7,973,250

	China—1.15% ■
	Industrial & Commercial Bank of China Class H	3,792,000	2,642,202

			2,642,202

	Denmark–4.47%
†	Vestas Wind Systems	143,074	10,251,710

			10,251,710

	France–3.82%
	Accor	55,150	2,185,464
	Alstom	50,128	2,956,657
	BNP Paribas	55,538	3,602,507

			8,744,628

	Germany–2.72%
	Bayerische Motoren Werke	57,166	2,151,104
	Daimler	78,249	2,822,621
	Hochtief	24,960	1,257,780

			6,231,505

	Hong Kong–4.25% ■
	Cheung Kong Holdings	330,000	3,793,985
	CNOOC	1,830,800	2,270,221
	Esprit Holdings	473,000	2,639,679
	Hang Lung Properties	314,000	1,039,252

			9,743,137

	India–1.65%
	ICICI Bank ADR	115,897	3,418,961
#	Reliance Industries GDR 144A	4,350	370,680

			3,789,641

	Ireland–0.59%
	CRH	58,854	1,345,447

			1,345,447

	Israel–2.47%
	Teva Pharmaceutical Industries ADR	114,539	5,651,354

			5,651,354

	Japan–9.35%
	Daikin Industries	73,648	2,377,715
	Daiwa Securities Group	739,000	4,411,139
	Honda Motor	74,500	2,057,199
	Marubeni	1,053,000	4,678,543
	Mizuho Financial Group	2,343,400	5,497,855
	Sumitomo Realty & Development	131,000	2,408,398

			21,430,849

	Mexico–3.10%
	Cemex ADR	761,169	7,109,316

			7,109,316

	Netherlands–1.43%
	ASML Holding	151,002	3,263,534

			3,263,534

	Republic of Korea–0.48%
	Hyundai Motor	19,020	1,105,571

			1,105,571

	Singapore–3.90%
	CapitaLand	1,788,000	4,579,868
	DBS Group Holdings	379,000	3,087,683
	Singapore Airlines	138,000	1,267,191

			8,934,742

	Spain–6.71%
	BBVA	206,667	2,591,263
	Gamesa Corp. Tecnologica	267,565	5,069,761
	Telefonica	340,852	7,706,085

			15,367,109

	Sweden–0.48%
	Hennes & Mauritz Class B	22,169	1,106,066

			1,106,066

	Switzerland–16.16%
	ABB	148,561	2,335,302
†	Actelion	38,809	2,030,548
	Compagnie Financier Richemont Class A	59,438	1,235,203
	Credit Suisse Group	205,206	9,367,463
	Julius Baer Holding	82,084	3,186,511
	Lonza Group	58,589	5,818,188

LVIP Marsico International Growth Fund–3

LVIP Marsico International Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Switzerland (continued)

	Nestle	136,701	$5,148,226
†	Transocean	106,418	7,905,793

			37,027,234

	Taiwan–4.35%
	Taiwan Semiconductors Manufacturing ADR	1,058,055	9,956,298

			9,956,298

	United Kingdom–9.39%
	BG Group	116,432	1,951,460
	BP	880,118	6,916,719
	Reckitt Benckiser Group	54,797	2,496,604
	Tesco	424,741	2,469,600
	Vodafone Group	3,979,961	7,675,467

			21,509,850

	United States–0.51%
†	NII Holdings	60,959	1,162,488

			1,162,488

	Total Common Stock (Cost $202,162,792)		214,986,708

	SHORT-TERM INVESTMENT–6.75%
	Money Market Mutual Fund–6.75%
	Dreyfus Treasury & Agency Cash Management Fund	15,460,860	15,460,860

	Total Short-Term Investment (Cost $15,460,860)		15,460,860

TOTAL VALUE OF SECURITIES–100.58% (Cost $217,623,652)	230,447,568

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(1,316,097)

NET ASSETS APPLICABLE TO 24,322,596 SHARES OUTSTANDING–100.00%	$229,131,471

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND STANDARD CLASS ($189,785,178 / 20,147,907 Shares)	$9.420

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND SERVICE CLASS ($39,346,293 / 4,174,689 Shares)	$9.425

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$319,629,030
Undistributed net investment income	1,824,488
Accumulated net realized loss on investments	(105,159,063)
Net unrealized appreciation of investments and foreign currencies	12,837,016

Total net assets	$229,131,471

†	Non income producing security.

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $370,680, which represented 0.16% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
CHF–Swiss Franc
EUR–European Monetary Unit
GDR–Global Depositary Receipts
HKD–Hong Kong Dollar
SGD–Singapore Dollar
USD–United States Dollar

LVIP Marsico International Growth Fund–4

LVIP Marsico International Growth Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

CHF 14,428	USD (13,322)	7/1/09	$(43)
CHF (33,745)	USD 31,061	7/1/09	4
CHF 98,197	USD (90,573)	7/2/09	(195)
EUR 334,546	USD (471,522)	7/1/09	(2,321)
HKD 3,243,129	USD (418,468)	7/2/09	13
SGD 938,035	USD (646,590)	7/2/09	1,030

			$(1,512)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Marsico International Growth Fund–5

LVIP Marsico International Growth Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,003,906
Interest	12,684
Foreign tax withheld	(254,658)

2,761,932

EXPENSES:
Management fees	915,953
Custodian fees	66,887
Accounting and administration expenses	46,508
Distribution expenses-Service Class	33,069
Reports and statements to shareholders	13,793
Professional fees	12,248
Trustees’ fees	3,366
Other	7,527

1,099,351
Less expenses waived/reimbursed	(39,683)

Total operating expenses	1,059,668

NET INVESTMENT INCOME	1,702,264

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(35,788,427)
Foreign currencies	(3,410)

Net realized loss	(35,791,837)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	61,624,916

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	25,833,079

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,535,343

See accompanying notes

LVIP Marsico International Growth Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended 6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,702,264	$2,778,391
Net realized loss on investments and foreign currencies	(35,791,837)	(69,340,595)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	61,624,916	(73,739,954)

Net increase (decrease) in net assets resulting from operations	27,535,343	(140,302,158)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,860,251)
Service Class	—	(312,497)
Net realized gain on investments:
Standard Class	—	(18,066,622)
Service Class	—	(3,153,851)

	—	(24,393,221)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,429,912	95,880,426
Service Class	17,019,482	42,736,069
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,926,867
Service Class	—	3,466,348

	43,449,394	163,009,710

Cost of shares repurchased:
Standard Class	(31,802,278)	(13,714,021)
Service Class	(5,839,467)	(20,211,445)

	(37,641,745)	(33,925,466)

Increase in net assets derived from capital share transactions	5,807,649	129,084,244

NET INCREASE (DECREASE) IN NET ASSETS	33,342,992	(35,611,135)
NET ASSETS:
Beginning of period	195,788,479	231,399,614

End of period (including undistributed net investment income of $1,824,488 and $125,634, respectively)	$229,131,471	$195,788,479

See accompanying notes

LVIP Marsico International Growth Fund–6

LVIP Marsico International Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$8.263	$18.071	$15.102	$12.190	$10.263	$8.794

Income (loss) from investment operations:
Net investment income[3]	0.072	0.170	0.224	0.059	0.040	0.060
Net realized and unrealized gain (loss) on investments and foreign currencies	1.085	(8.554)	2.875	2.862	1.943	1.434

Total from investment operations	1.157	(8.384)	3.099	2.921	1.983	1.494

Less dividends and distributions from:
Net investment income	—	(0.155)	(0.130)	(0.009)	(0.056)	(0.025)
Net realized gain	—	(1.269)	—	—	—	—

Total dividends and distributions	—	(1.424)	(0.130)	(0.009)	(0.056)	(0.025)

Net asset value, end of period	$9.420	$8.263	$18.071	$15.102	$12.190	$10.263

Total return[4]	14.00%	(48.94% )	20.55%	23.97%	19.46%	17.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,785	$171,362	$209,614	$137,535	$50,762	$40,496
Ratio of expenses to average net assets	1.04%	1.00%[5]	1.03%	1.12%	1.22%	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.05%	1.04%	1.12%	1.22%	1.28%
Ratio of net investment income to average net assets	1.75%	1.29%	1.35%	0.44%	0.27%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.71%	1.24%	1.34%	0.44%	0.27%	0.68%
Portfolio turnover	96%	118%	108%	106%	159%	145%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.04%.

See accompanying notes

LVIP Marsico International Growth Fund–7

LVIP Marsico International Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$8.277	$18.066	$15.782

Income (loss) from investment operations:
Net investment income[3]	0.062	0.137	0.130
Net realized and unrealized gain (loss) on investments and foreign currencies	1.086	(8.541)	2.260

Total from investment operations	1.148	(8.404)	2.390

Less dividends and distributions from:
Net investment income	—	(0.116)	(0.106)
Net realized gain	—	(1.269)	—

Total dividends and distributions	—	(1.385)	(0.106)

Net asset value, end of period	$9.425	$8.277	$18.066

Total return[4]	13.87%	(49.07% )	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,346	$24,426	$21,786
Ratio of expenses to average net assets	1.29%	1.25% [6]	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.30%	1.29%
Ratio of net investment income to average net assets	1.50%	1.04%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.46%	0.99%	1.13%
Portfolio turnover	96%	118%	108% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.29%.

See accompanying notes

LVIP Marsico International Growth Fund–8

LVIP Marsico International Growth Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Marsico International Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other– Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP Marsico International Growth Fund–9

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.00% on the first $50 million of the average daily net assets of the Fund; 0.95% on the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Marsico Capital Management, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $300 million of the Fund’s average daily net assets; 0.45% on the next $100 million; 0.40% on the next $600 million; and 0.35% of the Fund’s average daily net assets in excess of $1 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $2,478 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $7,289 and $2,056, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$176,644
Fees payable to DSC	484
Distribution fees payable to LFD	7,189

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $99,483,573 and sales of $87,480,125 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $236,837,423. At June 30, 2009, net unrealized depreciation was $6,389,855, of which $14,566,646 related to unrealized appreciation of investments and $20,956,501 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Marsico International Growth Fund–10

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2
Common Stock	$214,986,708	—
Short-Term	15,460,860	—

Total	$230,447,568	$—

Derivatives	$—	$(1,512)

There were Level 3 securities at the beginning of the period, but not at the end.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities

Balance as of 12/31/08	$2,172,946
Net change in unrealized appreciation/depreciation	1,033,218
Net purchases, sales, and settlements	4,116,089
Net transfers in and/or out of Level 3	(7,322,253)

Balance as of 6/30/09	$—

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$—

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$15,922,418
Long-term capital gain	8,470,803

Total	$24,393,221

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$319,629,030
Undistributed ordinary income	1,708,422
Realized losses 1/1/09–6/30/09	(40,359,647)
Capital loss carryforwards as of 12/31/08	(45,471,091)
Unrealized depreciation of investments and foreign currencies	(6,375,243)

Net assets	$229,131,471

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(3,410)	$3,410

LVIP Marsico International Growth Fund–11

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $45,471,091 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $40,359,647, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	3,139,076	8,415,833
Service Class	1,915,583	2,938,058
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,724,090
Service Class	—	277,899

	5,054,659	13,355,880

Shares repurchased:
Standard Class	(3,729,348)	(1,000,987)
Service Class	(691,833)	(1,470,911)

	(4,421,181)	(2,471,898)

Net increase	633,478	10,883,982

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Marsico International Growth Fund–12

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Marsico International Growth Fund–13

LVIP MFS Value Fund

LVIP MFS Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP MFS Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP MFS Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,022.50	0.74%	$3.71
Service Class Shares	1,000.00	1,021.20	0.99%	4.96

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.01%

Aerospace & Defense	8.14%
Auto Components	0.47%
Beverages	2.84%
Capital Markets	7.58%
Chemicals	2.52%
Commercial Banks	2.45%
Commercial Services & Supplies	0.40%
Computers & Peripherals	2.18%
Diversified Consumer Services	0.24%
Diversified Financial Services	2.50%
Diversified Telecommunication Services	3.31%
Electric Utilities	2.27%
Electronic Equipment, Instruments & Components	0.21%
Energy Equipment & Services	0.69%
Food & Staples Retailing	1.92%
Food Products	2.77%
Health Care Equipment & Supplies	1.51%
Health Care Providers & Services	0.21%
Household Durables	0.37%
Household Products	1.18%
Industrial Conglomerates	1.06%
Insurance	6.78%
IT Services	2.53%
Leisure Equipment & Products	0.27%
Life Sciences Tools & Services	0.83%
Machinery	1.51%
Media	3.32%
Multiline Retail	0.31%
Multi-Utilities	2.83%
Oil, Gas & Consumable Fuels	12.77%
Pharmaceuticals	9.26%
Road & Rail	0.20%
Semiconductors & Semiconductor Equipment	1.83%
Software	1.67%
Specialty Retail	1.38%
Textiles, Apparel & Luxury Goods	1.16%
Tobacco	4.70%
Trading Company & Distributors	0.54%
Wireless Telecommunication Services	1.30%

Discounted Commercial Paper	2.27%

Short-Term Investment	0.00%

Total Value of Securities	100.28%

Liabilities Net of Receivables and Other Assets	(0.28%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Lockheed Martin	4.38%
Philip Morris International	3.84%
AT&T	3.31%
Total ADR	2.86%
Goldman Sachs Group	2.77%
Bank of New York Mellon	2.66%
MetLife	2.57%
JPMorgan Chase	2.50%
Exxon Mobil	2.32%
Wyeth	2.17%

Total	29.38%

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.01%
	Aerospace & Defense–8.14%
	Lockheed Martin	215,540	$17,383,301
	Northrop Grumman	178,770	8,166,214
	United Technologies	130,440	6,777,662

			32,327,177

	Auto Components–0.47%
	Johnson Controls	85,170	1,849,892

			1,849,892

	Beverages–2.84%
	Diageo	368,010	5,275,214
	Molson Coors Brewing Class B	37,020	1,567,057
	PepsiCo	80,390	4,418,234

			11,260,505

	Capital Markets–7.58%
	Bank of New York Mellon	360,970	10,580,031
	Goldman Sachs Group	74,480	10,981,331
	Invesco	56,270	1,002,731
	State Street	159,250	7,516,600

			30,080,693

	Chemicals–2.52%
	Air Products & Chemicals	56,220	3,631,250
	PPG Industries	145,110	6,370,329

			10,001,579

	Commercial Banks–2.45%
	PNC Financial Services Group	70,050	2,718,641
	Wells Fargo	288,960	7,010,169

			9,728,810

	Commercial Services & Supplies–0.40%
	Dun & Bradstreet	19,630	1,594,152

			1,594,152

	Computers & Peripherals–2.18%
	Hewlett Packard	41,450	1,602,043
	International Business Machines	67,580	7,056,703

			8,658,746

	Diversified Consumer Services–0.24%
†	Apollo Group Class A	13,330	948,030

			948,030

	Diversified Financial Services–2.50%
	JPMorgan Chase	291,070	9,928,398

			9,928,398

	Diversified Telecommunication Services–3.31%
	AT&T	529,780	13,159,735

			13,159,735

	Electric Utilities–2.27%
	Entergy	35,390	2,743,433
	FPL Group	49,170	2,795,806
	PPL	105,140	3,465,414

			9,004,653

	Electronic Equipment, Instruments & Components–0.21%
†	Agilent Technologies	41,340	839,615

			839,615

	Energy Equipment & Services–0.69%
†	National Oilwell Varco	83,260	2,719,272

			2,719,272

	Food & Staples Retailing–1.92%
	CVS Caremark	140,477	4,477,002
	Kroger	142,840	3,149,622

			7,626,624

	Food Products–2.77%
	Kellogg	72,640	3,382,845
	Nestle	158,234	5,959,169
	Smucker (J.M.)	34,248	1,666,508

			11,008,522

	Health Care Equipment & Supplies–1.51%
	Becton, Dickinson	11,270	803,664
	Medtronic	148,830	5,192,678

			5,996,342

	Health Care Providers & Services–0.21%
	†WellPoint	16,380	833,578

			833,578

	Household Durables–0.37%
	Pulte Homes	168,130	1,484,588

			1,484,588

	Household Products–1.18%
	Procter & Gamble	91,975	4,699,946

			4,699,946

	Industrial Conglomerates–1.06%
	3M	69,890	4,200,389

			4,200,389

	Insurance–6.78%
	Allstate	281,250	6,862,500
	Aon	71,400	2,703,918
	Chubb	60,180	2,399,978
	MetLife	340,410	10,215,704
	Prudential Financial	52,280	1,945,862
	Travelers	68,320	2,803,853

			26,931,815

	IT Services–2.53%
	Accenture Class A	242,710	8,121,077
	Western Union	117,170	1,921,588

			10,042,665

LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)
	Leisure Equipment & Products–0.27%
	Hasbro	43,760	$1,060,742

			1,060,742

	Life Sciences Tools & Services–0.83%
†	Thermo Fisher Scientific	37,540	1,530,506
†	Waters	34,520	1,776,744

			3,307,250

	Machinery–1.51%
	Danaher	51,380	3,172,201
	Eaton	62,910	2,806,415

			5,978,616

	Media–3.32%
	Disney (Walt)	245,490	5,727,282
	Omnicom Group	174,550	5,512,289
	WPP Group	292,661	1,942,323

			13,181,894

	Multiline Retail–0.31%
	Macy’s	104,230	1,225,745

			1,225,745

	Multi-Utilities–2.83%
	Dominion Resources	156,458	5,228,826
	PG&E	72,490	2,786,516
	Public Service Enterprise Group	98,940	3,228,412

			11,243,754

	Oil, Gas & Consumable Fuels–12.77%
	Apache	70,970	5,120,486
	Chevron	120,170	7,961,263
	ConocoPhillips	42,190	1,774,511
	Devon Energy	75,950	4,139,275
	EOG Resources	49,650	3,372,228
	Exxon Mobil	131,650	9,203,651
	Hess	79,710	4,284,413
	Occidental Petroleum	53,080	3,493,195
	Total ADR	209,440	11,357,930

			50,706,952

	Pharmaceuticals–9.26%
	Abbott Laboratories	87,240	4,103,770
	GlaxoSmithKline	106,200	1,867,305
	Johnson & Johnson	122,560	6,961,408
	Merck	303,870	8,496,205
	Pfizer	356,370	5,345,550
	Roche Holding	10,220	1,389,254
	Wyeth	189,890	8,619,107

			36,782,599

	Road & Rail–0.20%
	Burlington Northern Santa Fe	10,520	773,641

			773,641

	Semiconductors & Semiconductor Equipment–1.83%
	Intel	438,850	7,262,968

			7,262,968

	Software–1.67%
	Oracle	310,330	6,647,269

			6,647,269

	Specialty Retail–1.38%
	Home Depot	29,680	701,338
	Sherwin-Williams	56,020	3,011,075
	Staples	87,510	1,765,077

			5,477,490

	Textiles, Apparel & Luxury Goods–1.16%
	NIKE Class B	89,050	4,611,009

			4,611,009

	Tobacco–4.70%
	Altria Group	87,910	1,440,845
	Lorillard	28,820	1,953,131
	Philip Morris International	349,710	15,254,351

			18,648,327

	Trading Company & Distributors–0.54%
	Grainger (W.W.)	26,200	2,145,256

			2,145,256

	Wireless Telecommunication Services–1.30%
	Vodafone Group	2,682,000	5,172,312

			5,172,312

	Total Common Stock (Cost $439,895,965)		389,151,550

		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–2.27%
	Toyota Motor Credit 0.15% 7/1/09	$8,983,000	8,983,000

	Total Discounted Commercial Paper (Cost $8,983,000)		8,983,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.00%
	Money Market Mutual Fund–0.00%
	Dreyfus Treasury & Agency Cash Management Fund	5,789	5,789

	Total Short-Term Investment (Cost $5,789)		5,789

LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.28% (Cost $448,884,754)	$398,140,339

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(1,093,773)

NET ASSETS APPLICABLE TO 22,428,534 SHARES OUTSTANDING–100.00%	$397,046,566

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($256,696,544 / 14,496,805 Shares)	$17.707

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($140,350,022 / 7,931,729 Shares)	$17.695

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$518,934,471
Undistributed net investment income	4,018,846
Accumulated net realized loss on investments	(75,163,811)
Net unrealized depreciation of investments and foreign currencies	(50,742,940)

Total net assets	$397,046,566

† Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
CAD–Canadian Dollar
CHF–Swiss Franc
GBP–British Pound Sterling
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

CAD (417,754)	USD 362,260	7/2/09	$3,068
CAD (456,091)	USD 393,515	7/6/09	1,351
CHF 46,707	USD (43,116)	7/2/09	(128)
GBP 55,218	USD (91,534)	7/2/09	(712)

			$3,579

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,537,660
Interest	6,095
Foreign tax withheld	(71,293)

5,472,462

EXPENSES:
Management fees	1,181,205
Distribution expenses-Service Class	126,296
Accounting and administration expenses	84,443
Reports and statements to shareholders	18,688
Custodian fees	14,749
Professional fees	14,229
Trustees’ fees	6,109
Other	7,772

Total operating expenses	1,453,491

NET INVESTMENT INCOME	4,018,971

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(46,963,170)
Foreign currencies	4,029

Net realized loss	(46,959,141)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	52,402,653

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	5,443,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,462,483

See accompanying notes

LVIP MFS Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,018,971	$6,515,516
Net realized loss on investments and foreign currencies	(46,959,141)	(28,202,458)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	52,402,653	(111,159,377)

Net increase (decrease) in net assets resulting from operations	9,462,483	(132,846,319)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,759,654)
Service Class	—	(777,213)
Net realized gain on investments:
Standard Class	—	(6,155,135)
Service Class	—	(868,596)

	—	(11,560,598)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,780,482	117,519,018
Service Class	60,044,524	99,306,890
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,914,789
Service Class	—	1,645,808

	94,825,006	228,386,505

Cost of shares repurchased:
Standard Class	(66,846,109)	(18,633,987)
Service Class	(9,106,521)	(10,135,136)

	(75,952,630)	(28,769,123)

Increase in net assets derived from capital share transactions	18,872,376	199,617,382

NET INCREASE IN NET ASSETS	28,334,859	55,210,465
NET ASSETS:
Beginning of period	368,711,707	313,501,242

End of period (including undistributed net investment income of $4,018,846 and $1,962,221, respectively)	$397,046,566	$368,711,707

See accompanying notes

LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06[3]	12/31/05	12/31/04

Net asset value, beginning of period	$17.318	$26.422	$24.786	$22.837	$21.417	$19.332

Income (loss) from investment operations:
Net investment income[4]	0.186	0.426	0.404	0.361	0.280	0.270
Net realized and unrealized gain (loss) on investments and foreign currencies	0.203	(8.858)	1.496	3.794	1.406	2.000

Total from investment operations	0.389	(8.432)	1.900	4.155	1.686	2.270

Less dividends and distributions from:
Net investment income	—	(0.236)	(0.264)	(0.286)	(0.266)	(0.185)
Net realized gain on investments	—	(0.436)	—	(1.920)	—	—

Total dividends and distributions	—	(0.672)	(0.264)	(2.206)	(0.266)	(0.185)

Net asset value, end of period	$17.707	$17.318	$26.422	$24.786	$22.837	$21.417

Total return[5]	2.25%	(32.29% )	7.69%	19.66%	7.98%	11.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$256,697	$284,601	$301,096	$109,129	$83,737	$83,802
Ratio of expenses to average net assets	0.74%	0.74%	0.78%	0.78%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.74%	0.74%	0.78%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets	2.31%	1.94%	1.53%	1.58%	1.20%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.31%	1.94%	1.53%	1.54%	1.20%	1.29%
Portfolio turnover	45%	35%	22%	164%	69%	39%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the JPVF Fund).
The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing November 15, 2006, Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months
	Ended		4/30/07[2]
	6/30/09[1]	Year Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$17.327	$26.416	$26.308

Income (loss) from investment operations:
Net investment income[3]	0.166	0.375	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	0.202	(8.848)	0.096

Total from investment operations	0.368	(8.473)	0.336

Less dividends and distributions from:
Net investment income	—	(0.180)	(0.228)
Net realized gain on investments	—	(0.436)	—

Total dividends and distributions	—	(0.616)	(0.228)

Net asset value, end of period	$17.695	$17.327	$26.416

Total return[4]	2.12%	(32.46% )	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,350	$84,111	$12,405
Ratio of expenses to average net assets	0.99%	0.99%	1.02%
Ratio of net investment income to average net assets	2.06%	1.69%	1.33%
Portfolio turnover	45%	35%	22% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $22,814 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; and 0.60% of the Fund’s average daily net assets in excess of $200 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.80% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.375% of the first $250 million of the Fund’s average daily net assets; 0.35% of the next $250 million; and 0.325% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $4,484 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $13,479 and $3,704, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$213,902
Fees payable to DSC	818
Distribution fees payable to LFD	27,085

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $100,234,271 and sales of $79,316,966 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $471,719,857. At June 30, 2009, net unrealized depreciation was $73,579,518, of which $5,127,919 related to unrealized appreciation of investments and $78,707,437 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$389,151,550	$—	$389,151,550
Short-Term	8,988,789	—	8,988,789

Total	$398,140,339	$—	$398,140,339

Derivatives	$—	$3,579	$3,579

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$9,711,071
Long-term capital gains	1,849,527

Total	$11,560,598

In addition, the Fund declared an ordinary income consent dividend of $1,966,375 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$518,934,471
Undistributed ordinary income	4,022,425
Realized losses 1/1/09–6/30/09	(37,861,591)
Capital loss carryforwards as of 12/31/08	(14,467,117)
Unrealized depreciation of investments and foreign currencies	(73,581,622)

Net assets	$397,046,566

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(1,962,346)	$(4,029)	$1,966,375

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $14,467,117 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $37,861,591, which may increase the capital loss carryforwards.

LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	2,154,097	5,425,938
Service Class	3,675,312	4,772,665
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	488,133
Service Class	—	83,528

	5,829,409	10,770,264

Shares repurchased:
Standard Class	(4,091,357)	(875,808)
Service Class	(597,872)	(471,520)

	(4,689,229)	(1,347,328)

Net increase	1,140,180	9,422,936

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–13

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Mid-Cap Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Mid-Cap Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,108.00	1.04%	$5.44
Service Class Shares	1,000.00	1,106.70	1.29%	6.74

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	100.05%

Aerospace & Defense	1.53%
Airlines	1.80%
Auto Components	0.99%
Biotechnology	0.83%
Capital Markets	6.30%
Chemicals	3.10%
Commercial Banks	3.54%
Commercial Services & Supplies	0.72%
Communications Equipment	0.54%
Computers & Peripherals	0.92%
Construction & Engineering	1.43%
Containers & Packaging	3.88%
Distributors	0.17%
Diversified Financial Services	4.08%
Electric Utilities	3.91%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	4.74%
Energy Equipment & Services	3.07%
Food Products	4.22%
Gas Utilities	1.48%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	4.31%
Household Durables	3.37%
Insurance	10.16%
IT Services	1.05%
Leisure Equipment & Products	0.95%
Machinery	3.41%
Media	2.33%
Metals & Mining	1.07%
Multi-Utilities & Unregulated Power	3.67%
Oil, Gas & Consumable Fuels	2.94%
Pharmaceuticals	3.25%
Real Estate Investment Trusts	3.60%
Road & Rail	1.18%
Semiconductors & Semiconductor Equipment	3.92%
Software	1.40%
Specialty Retail	2.95%
Textiles, Apparel & Luxury Goods	1.45%
Thrift & Mortgage Finance	0.16%

Short-Term Investment	0.60%

Total Value of Securities	100.65%

Liabilities Net of Receivables and Other Assets	(0.65%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

PHH	3.14%
Arrow Electronics	2.54%
Varian Semiconductor Equipment Associates	2.54%
Chimera Investment	2.49%
Northeast Utilities	2.41%
Virgin Media	2.33%
MDC Holdings	2.22%
NV Energy	2.09%
CIGNA	2.07%
Reinsurance Group of America	2.04%

Total	23.87%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–100.05%
	Aerospace & Defense–1.53%
†	Alliant Techsystems	4,600	$378,856
†	Teledyne Technologies	16,400	537,100

			915,956

	Airlines–1.80%
†	Delta Air Lines	185,050	1,071,440

			1,071,440

	Auto Components–0.99%
†	TRW Automotive Holdings	52,200	589,860

			589,860

	Biotechnology–0.83%
†	Theravance	33,700	493,368

			493,368

	Capital Markets–6.30%
†	Affiliated Managers Group	11,800	686,642
	Ameriprise Financial	42,000	1,019,340
	Invesco	48,600	866,052
=†#	Solar Cayman 144A	26,800	237,984
†	TD AmeriTrade Holding	54,100	948,914

			3,758,932

	Chemicals–3.10%
	Agrium	16,000	638,240
	Cytec Industries	12,900	240,198
	FMC	20,600	974,380

			1,852,818

	Commercial Banks–3.54%
	Comerica	22,900	484,335
	Huntington Bancshares	83,200	347,776
	M&T Bank	5,900	300,487
	Popular	89,800	197,560
†	Signature Bank	7,457	202,234
	SunTrust Banks	35,400	582,330

			2,114,722

	Commercial Services & Supplies–0.72%
	Donnelley (R.R.) & Sons	37,200	432,264

			432,264

	Communications Equipment–0.54%
†	JDS Uniphase	56,700	324,324

			324,324

	Computers & Peripherals–0.92%
†	NetApp	27,700	546,244

			546,244

	Construction & Engineering–1.43%
†	URS	17,200	851,744

			851,744

	Containers & Packaging–3.88%
	Greif Class A	16,000	707,520
†	Owens-Illinois	35,100	983,151
†	Pactiv	28,700	623,651

			2,314,322

	Distributors–0.17%
	Genuine Parts	3,100	104,036

			104,036

	Diversified Financial Services–4.08%
	CIT Group	50,500	108,575
	First Pacific	790,000	453,619
†	PHH	103,000	1,872,540

			2,434,734

	Electric Utilities–3.91%
	Allegheny Energy	16,000	410,400
	Edison International	15,300	481,338
	Northeast Utilities	64,600	1,441,226

			2,332,964

	Electrical Equipment–0.99%
	AMETEK	17,000	587,860

			587,860

	Electronic Equipment, Instruments & Components–4.74%
†	Arrow Electronics	71,400	1,516,536
†	Flextronics International	160,000	657,600
	Kingboard Laminates Holdings	1,298,500	656,798

			2,830,934

	Energy Equipment & Services–3.07%
†	Compagnie Generale de Geophysique-Veritas ADR	29,700	536,679
	SBM Offshore	19,449	331,964
	Smith International	7,000	180,250
†	Weatherford International	40,200	786,312

			1,835,205

	Food Products–4.22%
	Bunge	12,500	753,125
	Chaoda Modern Agriculture	680,640	399,607
†	Marfrig Frigorificos e Comerico de Alimentos	39,100	289,445
†	Marine Harvest	702,000	471,408
†	Perdigao	31,900	604,532

			2,518,117

	Gas Utilities–1.48%
	UGI	34,700	884,503

			884,503

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Health Care Equipment & Supplies–0.64%
	West Pharmaceutical Services	10,900	$379,865

			379,865

	Health Care Providers & Services–4.31%
	AmerisourceBergen	39,700	704,278
	CIGNA	51,200	1,233,408
†	Laboratory Corporation of America Holdings	9,400	637,226

			2,574,912

	Household Durables–3.37%
	MDC Holdings	44,000	1,324,840
†	Toll Brothers	40,400	685,588

			2,010,428

	Insurance–10.16%
	Everest Re Group	14,800	1,059,236
	Fidelity National Financial Class A	28,600	386,958
	First American Financial	12,300	318,693
	PartnerRe	8,300	539,085
	Platinum Underwriters Holdings	31,700	906,303
	Principal Financial Group	28,700	540,708
	Reinsurance Group of America	34,931	1,219,441
	Unum Group	69,000	1,094,340

			6,064,764

	IT Services–1.05%
†	CACI International	5,000	213,550
	Western Union	25,000	410,000

			623,550

	Leisure Equipment & Products–0.95%
	Mattel	35,400	568,170

			568,170

	Machinery–3.41%
†	AGCO	6,300	183,141
	Dover	12,100	400,389
	Kennametal	21,700	416,206
	Pentair	40,300	1,032,486

			2,032,222

	Media–2.33%
	Virgin Media	148,900	1,392,215

			1,392,215

	Metals & Mining–1.07%
	Cliffs Natural Resources	26,000	636,220

			636,220

	Multi-Utilities & Unregulated Power–3.67%
	NV Energy	115,700	1,248,403
	Wisconsin Energy	23,200	944,472

			2,192,875

	Oil, Gas & Consumable Fuels–2.94%
†	Newfield Exploration	33,500	1,094,445
	Noble Energy	11,200	660,464

			1,754,909

	Pharmaceuticals–3.25%
†	Endo Pharmaceuticals Holdings	21,300	381,696
†	H. Lundbeck	633	12,039
†	Impax Laboratories	113,500	835,360
†	King Pharmaceuticals	74,000	712,620

			1,941,715

	Real Estate Investment Trusts–3.60%
	Chimera Investment	426,664	1,489,057
	Kimco Realty	40,800	410,040
	MFA Financial	36,100	249,812

			2,148,909

	Road & Rail–1.18%
	Con-Way	20,000	706,200

			706,200

	Semiconductors & Semiconductor Equipment–3.92%
	Linear Technology	8,000	186,800
†	Teradyne	92,900	637,294
†	Varian Semiconductor Equipment Associates	63,150	1,514,969

			2,339,063

	Software–1.40%
†	McAfee	19,800	835,362

			835,362

	Specialty Retail–2.95%
	American Eagle Outfitters	62,600	887,042
	TJX Companies	27,800	874,588

			1,761,630

	Textiles, Apparel & Luxury Goods–1.45%
	VF	15,600	863,460

			863,460

	Thrift & Mortgage Finance–0.16%
†	Beneficial Mutual Bancorp	10,200	97,920

			97,920

	Total Common Stock (Cost $64,510,366)		59,718,736

	SHORT-TERM INVESTMENT–0.60%
	Money Market Mutual Fund–0.60%
	Dreyfus Treasury & Agency Cash Management Fund	359,550	359,550

	Total Short-Term Investment (Cost $359,550)		359,550

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.65% (Cost $64,869,916)	$60,078,286

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65%)	(387,165)

NET ASSETS APPLICABLE TO 6,660,411 SHARES OUTSTANDING–100.00%	$59,691,121

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($40,426,058 / 4,510,393 Shares)	$8.963

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($19,265,063 / 2,150,018 Shares)	$8.960

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$124,042,534
Undistributed net investment income	282,506
Accumulated net realized loss on investments	(59,842,421)
Net unrealized depreciation of investments and foreign currencies	(4,791,498)

Total net assets	$59,691,121

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $237,984, which represented 0.40% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $237,984, which represented 0.40% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
DKK–Danish Kroner
NOK–Norwegian Kroner
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)

DKK	(190,317)	USD	36,028	7/1/09	$189
DKK	(376,939)	USD	71,205	7/2/09	225
DKK	(236,594)	USD	44,585	7/6/09	36
NOK	(174,704)	USD	27,114	7/1/09	(41)
NOK	(169,700)	USD	26,458	7/2/09	80

					$489

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$705,391
Interest	550
Foreign tax withheld	(2,462)

703,479

EXPENSES:
Management fees	375,357
Distribution expenses-Service Class	19,672
Accounting and administration expenses	19,064
Professional fees	10,358
Custody fees	9,590
Reports and statements to shareholders	7,906
Trustees’ fees	1,378
Other	4,689

448,014
Less expenses waived/reimbursed	(15,074)

Total operating expenses	432,940

NET INVESTMENT INCOME	270,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(31,451,601)
Foreign currencies	(18,840)

Net realized loss	(31,470,441)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	39,020,068

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,549,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,820,166

See accompanying notes

LVIP Mid-Cap Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$270,539	$674,343
Net realized loss on investments and foreign currencies	(31,470,441)	(25,898,399)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	39,020,068	(40,840,342)

Net increase (decrease) in net assets resulting from operations	7,820,166	(66,064,398)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(373,336)
Service Class	—	(14,854)
Net realized gain on investments:
Standard Class	—	(9,032,232)
Service Class	—	(1,381,768)

	—	(10,802,190)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,499,677	74,032,937
Service Class	6,476,781	16,794,862
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,405,568
Service Class	—	1,396,622

	9,976,458	101,629,989

Cost of shares repurchased:
Standard Class	(51,064,735)	(26,859,278)
Service Class	(3,333,969)	(8,568,133)

	(54,398,704)	(35,427,411)

Increase (decrease) in net assets derived from capital share transactions	(44,422,246)	66,202,578

NET DECREASE IN NET ASSETS	(36,602,080)	(10,664,010)
NET ASSETS:
Beginning of period	96,293,201	106,957,211

End of period (including undistributed net investment income of $282,506 and $291,708, respectively)	$59,691,121	$96,293,201

See accompanying notes

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$8.089	$14.658	$14.473	$13.797	$14.133	$12.264

Income (loss) from investment operations:
Net investment income (loss)[3]	0.028	0.069	0.066	0.071	(0.010)	(0.010)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.846	(5.772)	0.170	2.223	1.224	1.940

Total from investment operations	0.874	(5.703)	0.236	2.294	1.214	1.930

Less dividends and distributions from:
Net investment income	—	(0.037)	(0.051)	—	—	—
Net realized gain on investments	—	(0.829)	—	(1.618)	(1.550)	(0.061)

Total dividends and distributions	—	(0.866)	(0.051)	(1.618)	(1.550)	(0.061)

Net asset value, end of period	$8.963	$8.089	$14.658	$14.473	$13.797	$14.133

Total return[4]	10.80%	(40.71% )	1.63%	17.69%	10.01%	15.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,426	$82,094	$92,072	$62,172	$45,854	$45,088
Ratio of expenses to average net assets	1.04%	0.99%	1.03%	1.10%	1.13%	1.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	0.99%	1.03%	1.10%	1.13%	1.19%
Ratio of net investment income (loss) to average net assets	0.73%	0.62%	0.41%	0.52%	(0.04% )	(0.09% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.69%	0.62%	0.41%	0.52%	(0.04% )	(0.09% )
Portfolio turnover	73%	70%	71%	52%	47%	61%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the JPVF Fund). The Financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$8.096	$14.656	$16.086

Income (loss) from investment operations:
Net investment income[3]	0.018	0.041	0.024
Net realized and unrealized gain (loss) on investments and foreign currencies	0.846	(5.763)	(1.425)

Total from investment operations	0.864	(5.722)	(1.401)

Less dividends and distributions from:
Net investment income	—	(0.009)	(0.029)
Net realized gain on investments	—	(0.829)	—

Total dividends and distributions	—	(0.838)	(0.029)

Net asset value, end of period	$8.960	$8.096	$14.656

Total return[4]	10.67%	(40.85% )	(8.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,265	$14,199	$14,885
Ratio of expenses to average net assets	1.29%	1.24%	1.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.24%	1.27%
Ratio of net investment income to average net assets	0.48%	0.37%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.44%	0.37%	0.21%
Portfolio turnover	73%	70%	71%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,643 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.75% of the first $25 million of the Fund’s average daily net assets; 0.65% on the next $25 million; 0.55% on the next $50 million; and 0.45% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $992 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $3,260 and $922, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$43,096
Fees payable to DSC	126
Distribution fees payable to LFD	4,108

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $28,781,533 and sales of $71,219,054 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $72,236,118. At June 30, 2009, net unrealized depreciation was $12,157,832, of which $3,256,542 related to unrealized appreciation of investments and $15,414,374 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stock	$59,480,752	$—	$237,984	$59,718,736
Short-Term	359,550	—	—	359,550

Total	$59,840,302	$—	$237,984	$60,078,286

Derivatives	$—	$489	$—	$489

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3

Balance as of 12/31/08	$1,341,060
Net change in unrealized appreciation/depreciation	162,609
Net purchases, sales, and settlements	(15,912)
Net realized loss	(196,908)
Net transfers in and/or out of Level 3	(1,052,865)

Balance as of 6/30/09	$237,984

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$(110,952)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$1,594,623
Long-term capital gain	9,207,567

Total	$10,802,190

In addition, the Fund declared an ordinary income consent dividend of $260,901 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$124,042,534
Undistributed ordinary income	277,068
Capital loss carryforwards as of 12/31/08	(16,196,503)
Realized losses 1/1/09–6/30/09	(36,273,789)
Unrealized depreciation of investments and foreign currencies	(12,158,189)

Net assets	$59,691,121

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership income and mark-to-market on foreign currency contracts.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(279,741)	$18,840	$260,901

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $16,196,503 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $36,273,789, which may increase the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	454,980	5,806,676
Service Class	814,563	1,410,766
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	805,174
Service Class	—	117,825

	1,269,543	8,140,441

Shares repurchased:
Standard Class	(6,093,603)	(2,743,997)
Service Class	(418,292)	(790,537)

	(6,511,895)	(3,534,534)

Net increase (decrease)	(5,242,352)	4,605,907

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

8.	Market Risk (continued)

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund

LVIP Mondrian International
Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Mondrian International Value Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Mondrian International Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$997.80	0.87%	$4.31
Service Class Shares	1,000.00	996.60	1.12%	5.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.48	0.87%	$4.36
Service Class Shares	1,000.00	1,019.24	1.12%	5.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Percentage
Country	of Net Assets

Common Stock	98.76%

Australia	11.13%
Belgium	0.48%
Finland	0.76%
France	11.98%
Germany	5.24%
Hong Kong	2.99%
Italy	3.19%
Japan	22.42%
Netherlands	2.51%
New Zealand	0.84%
Singapore	5.19%
South Africa	1.00%
Spain	8.29%
Switzerland	3.25%
Taiwan	2.48%
United Kingdom	17.01%

Rights	0.00%

Short-Term Investment	0.92%

Total Value of Securities	99.68%

Receivables and Other Assets Net of Liabilities	0.32%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Auto Components	0.45%
Automobiles	1.66%
Beverages	2.54%
Building Products	2.89%
Commercial Banks	10.36%
Containers & Packaging	1.06%
Diversified Financial Services	4.14%
Diversified Telecommunication Services	14.32%
Electric Utilities	4.17%
Food Products	3.21%
Food & Staples Retailing	5.20%
Gas Utilities	0.00%
Hotels Restaurants & Leisure	1.15%
Household Durables	1.27%
Household Products	2.71%
Industrial Conglomerates	1.76%
Insurance	2.83%
Media	1.58%
Multi-Utilities	2.95%
Office Electronics	3.16%
Oil, Gas & Consumable Fuels	12.27%
Paper & Forest Products	0.77%
Pharmaceuticals	12.18%
Real Estate Management & Development	1.72%
Road & Rail	0.92%
Semiconductors & Semiconductor Equipment	1.47%
Wireless Telecommunication Services	2.02%

Total	98.76%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

GlaxoSmithKline	3.46%
Telstra	3.31%
Takeda Pharmaceutical	3.29%
Total	3.27%
Novartis	3.25%
Telefonica	3.21%
Unilever	3.21%
Carrefour	3.20%
Canon	3.16%
BP	3.08%

Total	32.44%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.76%Δ
	Australia–11.13%
	Amcor	1,629,235	$6,546,587
	Foster’s Group	3,774,120	15,651,416
	National Australia Bank	839,834	15,175,639
	Telstra	7,468,979	20,388,799
	Wesfarmers	594,527	10,843,525

			68,605,966

	Belgium–0.48%
	Fortis	860,062	2,931,155
*†	Fortis-STRIP VVPR	340,580	478

			2,931,633

	Finland–0.76%
	UPM-Kymmene	541,427	4,715,572

			4,715,572

	France–11.98%
	Carrefour	461,679	19,697,096
	Cie de Saint-Gobain	326,943	10,924,667
	France Telecom	580,426	13,155,007
*†	GDF Suez STRIP VVPR	60,186	84
	Societe Generale	182,095	9,930,772
	Total	372,825	20,120,694

			73,828,320

	Germany–5.24%
	Deutsche Telekom	1,199,377	14,079,397
	RWE	230,466	18,197,768

			32,277,165

■	Hong Kong–2.99%
	Hong Kong Electric Holdings	1,411,500	7,849,863
	Wharf Holdings	2,498,875	10,592,142

			18,442,005

	Italy–3.19%
	Intesa Sanpaolo	4,000,799	12,877,522
	UniCredit	2,704,172	6,807,719

			19,685,241

	Japan–22.42%
	Astellas Pharma	378,200	13,427,219
	Canon	594,200	19,492,079
	Kao	763,000	16,673,051
	KDDI	2,339	12,431,932
	Nitto Denko	226,500	6,912,800
	Sekisui House	768,000	7,813,142
	Seven & I Holdings	522,700	12,317,336
	Takeda Pharmaceutical	519,800	20,289,090
	Tokio Marine Holdings	465,300	12,896,823
	Toyota Motor	268,100	10,214,129
	West Japan Railway	1,707	5,652,787

			138,120,388

	Netherlands–2.51%
	ING Groep CVA	569,734	5,730,800
	Reed Elsevier	884,839	9,733,059

			15,463,859

	New Zealand–0.84%
	Telecom New Zealand	2,932,343	5,159,013

			5,159,013

	Singapore–5.19%
	Jardine Matheson Holdings	252,000	6,909,840
	Oversea-Chinese Banking	1,762,209	8,127,283
	Singapore Telecommunications	4,599,000	9,525,683
	United Overseas Bank	734,000	7,439,326

			32,002,132

	South Africa–1.00%
	Sasol	175,255	6,133,698

			6,133,698

	Spain–8.29%
	Banco Santander	1,117,355	13,414,294
	Iberdrola	2,201,194	17,843,869
	Telefonica	875,647	19,796,890

			51,055,053

	Switzerland–3.25%
	Novartis	493,959	20,021,126

			20,021,126

	Taiwan–2.48%
	Chunghwa Telecom ADR	310,913	6,165,405
	Taiwan Semiconductor Manufacturing ADR	965,589	9,086,192

			15,251,597

	United Kingdom–17.01%
	Aviva	808,674	4,542,315
	BG Group	705,599	11,826,200
	BP	2,415,474	18,982,858
	Compass Group	1,256,640	7,058,537
	GKN	1,366,539	2,787,127
	GlaxoSmithKline	1,214,068	21,346,852
	Royal Dutch Shell Class A	742,508	18,536,341
	Unilever	843,221	19,763,750

			104,843,980

	Total Common Stock (Cost $603,106,418)		608,536,748

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	RIGHTS–0.00%Δ
	Belgium–0.00%
=	Fortis	860,062	$0

	Total Rights (Cost $0)		0

	SHORT-TERM INVESTMENT–0.92%
	Money Market Mutual Fund–0.92%
	Dreyfus Treasury & Agency Cash Management Fund	5,682,228	5,682,228

	Total Short-Term Investment (Cost $5,682,228)		5,682,228

TOTAL VALUE OF SECURITIES–99.68% (Cost $608,788,646)	614,218,976

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,961,538

NET ASSETS APPLICABLE TO 46,289,695 SHARES OUTSTANDING–100.00%	$616,180,514

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($494,394,738 / 37,132,551 Shares)	$13.314

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($121,785,776 / 9,157,144 Shares)	$13.300

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$689,515,375
Undistributed net investment income	14,104,062
Accumulated net realized loss on investments	(92,787,710)
Net unrealized appreciation of investments and foreign currencies	5,348,787

Total net assets	$616,180,514

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
JPY–Japanese Yen
STRIP VVPR–Dividend Coupon
USD–United States Dollar

The following foreign currency exchange contract was outstanding at June 30, 2009:

Foreign Currency Exchange Contract1

			Unrealized
Contract to Deliver	In Exchange For	Settlement Date	Depreciation

JPY (11,792,867)	USD 122,282	7/1/09	$(141)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$16,066,657
Interest	8,293
Foreign tax withheld	(1,301,660)

14,773,290

EXPENSES:
Management fees	2,195,925
Accounting and administration expenses	139,426
Distribution expenses-Service Class	138,217
Custodian fees	99,141
Reports and statements to shareholders	60,692
Professional fees	20,874
Trustees’ fees	10,552
Other	19,010

Total operating expenses	2,683,837

NET INVESTMENT INCOME	12,089,453

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(72,662,853)
Foreign currencies	(372,331)

Net realized loss	(73,035,184)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	53,660,726

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(19,374,458)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,285,005)

See accompanying notes

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,089,453	$32,731,045
Net realized loss on investments and foreign currencies	(73,035,184)	(8,881,248)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	53,660,726	(409,628,919)

Net decrease in net assets resulting from operations	(7,285,005)	(385,779,122)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(35,830,058)
Service Class	—	(7,625,524)
Net realized gain on investments:
Standard Class	—	(46,282,278)
Service Class	—	(10,964,917)

	—	(100,702,777)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,383,366	110,582,688
Service Class	13,825,959	33,483,667
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	82,112,334
Service Class	—	18,590,441

	37,209,325	244,769,130

Cost of shares repurchased:
Standard Class	(73,054,274)	(129,300,844)
Service Class	(15,206,416)	(48,020,201)

	(88,260,690)	(177,321,045)

Increase (decrease) in net assets derived from capital share transactions	(51,051,365)	67,448,085

NET DECREASE IN NET ASSETS	(58,336,370)	(419,033,814)
NET ASSETS:
Beginning of period	674,516,884	1,093,550,698

End of period (including undistributed net investment income of $14,104,062 and $2,386,940, respectively)	$616,180,514	$674,516,884

See accompanying notes

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04[2]

Net asset value, beginning of period	$13.343	$24.163	$22.703	$17.966	$16.304	$13.620

Income (loss) from investment operations:
Net investment income[3]	0.250	0.736	0.631	0.569	0.436	0.332
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.279)	(9.302)	1.934	4.778	1.587	2.509

Total from investment operations	(0.029)	(8.566)	2.565	5.347	2.023	2.841

Less dividends and distributions from:
Net investment income	—	(0.937)	(0.482)	(0.610)	(0.361)	(0.157)
Net realized gain on investments	—	(1.317)	(0.623)	—	—	—

Total dividends and distributions	—	(2.254)	(1.105)	(0.610)	(0.361)	(0.157)

Net asset value, end of period	$13.314	$13.343	$24.163	$22.703	$17.966	$16.304

Total return[4]	(0.22% )	(36.65% )	11.49%	30.01%	12.54%	20.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$494,395	$550,891	$880,906	$796,037	$550,669	$435,012
Ratio of expenses to average net assets	0.87%	0.80%	0.80%	0.84%	0.92%	0.98%
Ratio of net investment income to average net assets	4.20%	3.83%	2.62%	2.80%	2.58%	2.33%
Portfolio turnover	11%	13%	15%	14%	7%	9%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04[2]

Net asset value, beginning of period	$13.345	$24.134	$22.686	$17.957	$16.297	$13.616

Income (loss) from investment operations:
Net investment income[3]	0.235	0.687	0.571	0.519	0.394	0.296
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.280)	(9.278)	1.930	4.771	1.585	2.507

Total from investment operations	(0.045)	(8.591)	2.501	5.290	1.979	2.803

Less dividends and distributions from:
Net investment income	—	(0.881)	(0.430)	(0.561)	(0.319)	(0.122)
Net realized gain on investments	—	(1.317)	(0.623)	—	—	—

Total dividends and distributions	—	(2.198)	(1.053)	(0.561)	(0.319)	(0.122)

Net asset value, end of period	$13.300	$13.345	$24.134	$22.686	$17.957	$16.297

Total return[4]	(0.34% )	(36.81% )	11.21%	29.69%	12.26%	20.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,786	$123,626	$212,645	$183,467	$122,947	$64,534
Ratio of expenses to average net assets	1.12%	1.05%	1.05%	1.09%	1.17%	1.23%
Ratio of net investment income to average net assets	3.95%	3.58%	2.37%	2.55%	2.33%	2.08%
Portfolio turnover	11%	13%	15%	14%	7%	9%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund’s sub-advisor.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $800 million of the Fund’s average daily net assets; 0.35% on the next $500 million; and 0.30% of the average daily net assets of the Fund in excess of $1.3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $7,287 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $22,538 and $7,583, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$383,600
Fees payable to DSC	1,288
Distribution fees payable to LFD	25,380

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $32,134,345 and sales of $65,837,314 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $612,269,664. At June 30, 2009, net unrealized appreciation was $1,949,312, of which $94,900,038 related to unrealized appreciation of investments and $92,950,726 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$608,536,748	$—	$608,536,748
Short-Term	5,682,228	—	5,682,228

Total	$614,218,976	$—	$614,218,976

Derivatives	$—	$(141)	$(141)

There were no Level 3 securities at the beginning or end of the period.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$48,492,697
Long term capital gain	52,210,080

Total	$100,702,777

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$689,515,375
Undistributed ordinary income	11,717,122
Realized losses (1/1/09–6/30/09)	(93,954,752)
Other temporary differences	7,035,000
Unrealized appreciation of investments and foreign currencies	1,867,769

Net assets	$616,180,514

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(372,331)	$372,331

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	1,965,452	6,315,197
Service Class	1,178,997	1,743,075
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,221,732
Service Class	—	1,171,993

	3,144,449	14,451,997

Shares repurchased:
Standard Class	(6,118,264)	(6,708,196)
Service Class	(1,285,529)	(2,462,289)

	(7,403,793)	(9,170,485)

Net increase (decrease)	(4,259,344)	5,281,512

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares (continued)

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–11

LVIP Money Market Fund

LVIP Money Market Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Money Market Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Money Market Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s Service Class actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,001.90	0.42%	$2.08
Service Class Shares	1,000.00	1,000.70	0.67%	3.32

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Sector Allocation
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Obligation	4.54%

Certificates of Deposit	9.01%

Commercial Paper	69.79%

Colleges & Universities	21.68%
Financial Services	9.18%
Food Staples & Retailing	1.10%
Industrials	17.21%
Mortgage Bankers & Brokers	12.03%
Pharmaceuticals	8.59%

Corporate Bonds	13.41%

Banking	9.36%
Consumer Products	0.73%
Financial Services	2.03%
Telecommunications	1.29%

U.S. Treasury Obligation	3.55%

Total Value of Securities	100.30%

Liabilities Net of Receivables and Other Assets	(0.30%)

Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY OBLIGATION–4.54%
	Federal Home Loan Bank
	1.15% 4/16/10	$12,250,000	$12,250,000
∧	Freddie Mac
	0.703% 9/25/09	50,000,000	49,916,389

	Total Agency Obligation (Cost $62,166,389)		62,166,389

	CERTIFICATES OF DEPOSIT–9.01%
	Abbey National Treasury Services
	0.25% 7/13/09	15,000,000	15,000,000
	Bank of Nova Scotia Housing
	0.32% 8/18/09	20,000,000	20,000,000
	Barclays Bank New York
	0.92% 10/16/09	15,000,000	15,000,000
	Rabobank Nederland New York
	0.40% 8/11/09	13,500,000	13,500,000
	0.85% 8/3/09	20,000,000	20,000,000
	Toronto Dominion Bank New York
	0.55% 12/21/09	15,000,000	15,000,000
	0.95% 12/22/09	25,000,000	25,000,000

	Total Certificates of Deposit (Cost $123,500,000)		123,500,000

	COMMERCIAL PAPER–69.79%
	Colleges & Universities–21.68%
≠	Brown University
	0.35% 7/7/09	3,000,000	2,999,875
	0.53% 8/3/09	8,000,000	7,998,057
≠	Cornell University
	0.35% 11/18/09	10,000,000	9,986,389
	0.501% 7/22/09	6,800,000	6,798,017
	0.601% 7/8/09	12,250,000	12,248,571
≠	Dartmouth College
	0.35% 7/29/09	4,750,000	4,748,707
	Emory University
	0.60% 7/21/09	30,000,000	30,000,000
	0.60% 7/22/09	10,000,000	10,000,000
≠	Leland Stanford Junior University
	0.451% 10/6/09	11,126,000	11,112,510
	Massachusetts Health & Education Facilities Authority (Harvard University)
	0.35% 10/1/09	15,000,000	15,000,000
	0.35% 10/15/09	8,000,000	8,000,000
	0.35% 11/3/09	10,000,000	10,000,000
≠	University of California
	0.30% 9/17/09	9,225,000	9,219,004
	0.35% 10/6/09	10,000,000	9,990,569
	0.351% 11/17/09	16,280,000	16,257,999
	0.701% 10/21/09	10,000,000	9,989,111
	University of Chicago
	0.25% 7/1/09	14,750,000	14,750,000
	≠0.25% 7/13/09	5,500,000	5,499,542
	≠0.35% 9/11/09	12,600,000	12,590,747
	≠0.40% 9/11/09	6,600,000	6,595,153
≠	Vanderbilt University
	0.751% 8/5/09	10,000,000	9,992,708
	0.902% 8/3/09	13,500,000	13,488,863
	0.551% 8/18/09	10,000,000	9,992,000
	0.651% 8/18/09	10,000,000	9,992,000
≠	Yale University
	0.25% 8/12/09	10,000,000	9,997,083
	0.32% 10/15/09	30,000,000	29,971,733

			297,218,638

	Financial Services–9.18%
≠	Barclays US Funding
	1.532% 10/29/09	10,000,000	9,949,333
≠	CBA Delaware Finance
	0.33% 9/25/09	20,905,000	20,888,520
≠	CME Group
	0.40% 7/13/09	25,000,000	24,996,667
≠	General Re
	0.235% 8/7/09	25,000,000	24,993,962
	Societe Generale North America
	0.13% 7/1/09	45,000,000	45,000,000

			125,828,482

	Food Staples & Retailing–1.10%
≠	Coca-Cola
	0.35% 11/2/09	15,181,000	15,162,698

			15,162,698

	Industrials–17.21%
≠	BP Capital Markets
	0.521% 8/3/09	25,000,000	24,988,083
≠	Cargill Global Fund
	0.28% 7/6/09	10,000,000	9,999,611
	ConocoPhillips
≠	0.35% 9/15/09	11,350,000	11,341,614
	0.37% 7/1/09	20,000,000	20,000,000
≠	Electricite de France
	0.23% 7/10/09	20,000,000	19,998,850
≠	Koch Resources
	0.25% 7/13/09	20,000,000	19,998,333
≠	L’Oreal USA
	0.26% 9/16/09	10,000,000	9,994,439
	0.30% 7/7/09	10,000,000	9,999,500
	0.33% 9/9/09	14,750,000	14,740,535
≠	Medtronic
	0.551% 8/7/09	15,000,000	14,991,521

LVIP Money Market Fund–3

LVIP Money Market Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL PAPER (continued)
	Industrials (continued)

≠	National Rural Utilities Cooperative Finance
	0.29% 8/24/09	$20,000,000	$19,991,300
	Total Capital
	0.07% 7/1/09	25,000,000	25,000,000
≠0.601% 7/8/09		20,000,000	19,997,667
≠	Unilever Capital
	0.14% 7/13/09	15,000,000	14,999,300

			236,040,753

	Mortgage Bankers & Brokers–12.03%
≠	BNP Paribas Canada
	0.44% 7/2/09	35,500,000	35,499,783
≠	British Columbia Province of Canada
	0.35% 7/30/09	19,500,000	19,494,502
≠	Intesa Funding
	0.22% 7/9/09	10,000,000	9,999,511
≠	JPMorgan Chase Funding
	0.35% 8/17/09	15,000,000	14,993,146
	0.753% 8/12/09	15,000,000	14,986,875
≠	KFW
	0.22% 8/6/09	15,000,000	14,996,700
	0.25% 9/4/09	15,000,000	14,993,229
≠	National Australia Funding
	0.27% 8/26/09	15,000,000	14,993,700
≠	Royal Bank of Canada
	0.551% 8/17/09	25,000,000	24,982,049

			164,939,495

	Pharmaceuticals–8.59%
≠	Abbott Laboratories
	0.19% 7/6/09	27,835,000	27,834,265
	0.21% 8/27/09	10,000,000	9,996,675
≠	Johnson & Johnson
	0.471% 8/31/09	15,000,000	14,988,054
≠	Pfizer
	0.512% 2/1/10	20,000,000	19,939,083
≠	Sanofi-Aventis
	0.22% 7/22/09	20,000,000	19,997,433
	0.23% 8/6/09	25,000,000	24,994,251

			117,749,761

	Total Commercial Paper (Cost $956,939,827)		956,939,827

	CORPORATE BONDS–13.41%
	Banking–9.36%
•	Barclays Bank New York
	2.289% 1/13/10	24,750,000	24,743,791
	Bear Stearns
	7.625% 12/7/09	2,000,000	2,031,109
	Goldman Sachs Group
	•0.934% 11/16/09	4,000,000	3,957,560
	7.80% 1/28/10	7,500,000	7,724,998
	Morgan Stanley
	•1.411% 1/15/10	8,750,000	8,567,275
	•3.006% 5/14/10	2,000,000	1,981,124
	4.00% 1/15/10	4,500,000	4,479,438
	4.25% 5/15/10	10,000,000	10,137,861
	National City
	•0.794% 6/16/10	15,000,000	14,764,904
	4.50% 3/15/10	5,900,000	5,904,332
	4.50% 3/10/10	14,500,000	14,494,581
	Santander Central Hispano Issuances
	7.625% 11/3/09	4,750,000	4,790,820
	US Bank
	7.125% 12/1/09	2,000,000	2,048,526
•	Wachovia
	0.718% 12/1/09	2,000,000	1,980,516
	0.818% 6/1/10	3,000,000	2,947,382
	1.111% 11/24/09	3,000,000	3,000,000
•	Wells Fargo
	0.729% 9/15/09	4,000,000	3,990,130
	1.484% 1/29/10	5,000,000	5,000,000
	4.20% 1/15/10	5,750,000	5,806,925

			128,351,272

	Consumer Products–0.73%
•	Procter & Gamble International Finance
	1.224% 2/8/10	10,000,000	10,000,000

			10,000,000

	Financial Services–2.03%
	Credit Suisse USA
	4.125% 1/15/10	22,750,000	22,869,712
	National Rural Utilities Cooperative Finance
	5.75% 8/28/09	4,950,000	4,987,255

			27,856,967

	Telecommunications–1.29%
•	AT&T
	1.116% 2/5/10	6,000,000	6,002,008
	BellSouth
	4.20% 9/15/09	10,000,000	10,046,569
	SBC Communications
	4.125% 9/15/09	1,620,000	1,629,283

			17,677,860

	Total Corporate Bonds (Cost $183,886,099)		183,886,099

LVIP Money Market Fund–4

LVIP Money Market Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

≠	U.S. TREASURY OBLIGATION–3.55%
	U.S. Treasury Bill 0.125% 7/30/09	$48,715,000	$48,710,095

	Total U.S. Treasury Obligation (Cost $48,710,095)		48,710,095

TOTAL VALUE OF SECURITIES–100.30% (Cost $1,375,202,410)Δ	$1,375,202,410

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(4,056,649)

NET ASSETS APPLICABLE TO 137,112,958 SHARES OUTSTANDING–100.00%	$1,371,145,761

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($800,315,937 / 80,029,548 Shares)	$10.000

NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($570,829,824 / 57,083,410 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$1,371,127,637
Undistributed net investment income	14,024
Accumulated net realized gain on investments	4,100

Total net assets	$1,371,145,761

≠	The rate shown is the effective yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of June 30, 2009.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

Δ	Also the cost for federal income tax purposes.

See accompanying notes

LVIP Money Market Fund–5

LVIP Money Market Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$5,904,236

5,904,236

EXPENSES:
Management fees	2,501,887
Distribution expenses-Service Class	785,084
Accounting and administration expenses	363,977
Treasury guaranty program	79,518
Reports and statements to shareholders	62,736
Professional fees	40,488
Trustees’ fees	32,722
Custodian fees	9,281
Other	24,162

3,899,855
Less waived distribution expenses-Service Class	(14,643)

Total operating expenses	3,885,212

NET INVESTMENT INCOME	2,019,024

NET REALIZED GAIN ON INVESTMENTS	4,100

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,023,124

See accompanying notes

LVIP Money Market Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,019,024	$25,966,496
Net realized gain on investments	4,100	14,615

Net increase in net assets resulting from operations	2,023,124	25,981,111

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(1,609,461)	(17,115,956)
Service Class	(410,162)	(8,850,532)
Net realized gain on investments:
Standard Class	—	(3,216)
Service Class	—	(1,871)

	(2,019,623)	(25,971,575)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	247,469,634	720,655,339
Service Class	205,469,266	759,484,842
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,599,828	17,118,558
Service Class	404,664	8,852,033

	454,943,392	1,506,110,772

Cost of shares repurchased:
Standard Class	(340,296,713)	(466,854,793)
Service Class	(284,445,534)	(411,046,843)

	(624,742,247)	(877,901,636)

Increase (decrease) in net assets derived from capital share transactions	(169,798,855)	628,209,136

NET INCREASE (DECREASE) IN NET ASSETS	(169,795,354)	628,218,672
NET ASSETS:
Beginning of period	1,540,941,115	912,722,443

End of period (including undistributed net investment income of $14,024 and $8, respectively)	$1,371,145,761	$1,540,941,115

See accompanying notes

LVIP Money Market Fund–6

LVIP Money Market Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.019	0.232	0.484	0.457	0.278	0.087

Total from investment operations	0.019	0.232	0.484	0.457	0.278	0.087

Less dividends and distributions from:[2]
Net investment income	(0.019)	(0.232)	(0.484)	(0.457)	(0.278)	(0.087)

Total dividends and distributions	(0.019)	(0.232)	(0.484)	(0.457)	(0.278)	(0.087)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.19%	2.34%	4.97%	4.68%	2.79%	0.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$800,316	$891,527	$620,605	$444,150	$331,371	$297,914
Ratio of expenses to average net assets	0.42%	0.43%	0.44%	0.49%	0.54%	0.53%
Ratio of net investment income to average net assets	0.38%	2.23%	4.84%	4.62%	2.78%	0.87%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the year ended December 31, 2008, a net realized gain on investments distribution of $3,216 was made by the Fund, which calculates to a deminimus amount of $0.000 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Money Market Fund–7

LVIP Money Market Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.006	0.207	0.459	0.432	0.253	0.062

Total from investment operations	0.006	0.207	0.459	0.432	0.253	0.062

Less dividends and distributions from:[2]
Net investment income	(0.006)	(0.207)	(0.459)	(0.432)	(0.253)	(0.062)

Total dividends and distributions	(0.006)	(0.207)	(0.459)	(0.432)	(0.253)	(0.062)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.07%	2.10%	4.72%	4.43%	2.53%	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$570,830	$649,414	$292,117	$176,812	$84,535	$54,324
Ratio of expenses to average net assets	0.67%	0.68%	0.69%	0.74%	0.79%	0.78%
Ratio of net investment income to average net assets	0.13%	1.98%	4.59%	4.37%	2.53%	0.62%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	For the year ended December 31, 2008, a net realized gain on investments distribution of $1,871 was made by the Fund, which calculates to a deminimus amount of $0.000 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Money Market Fund–8

LVIP Money Market Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income while maintaining stability of net asset value and preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $18,523 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $58,407 and $27,720 respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees (Board). Effective June 12, 2009, the Trust implemented a 0.05% waiver to reduce this amount to 0.20%. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

LVIP Money Market Fund–9

LVIP Money Market Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LFD and LIA have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIA. As of June 30, 2009, LFD had waived $14,643, which is subject to reimbursement.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$384,616
Fees payable to DSC	2,820
Distribution fees payable to LFD	101,715

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 2

Agency, Asset-Backed & Mortgage-Backed Securities	$12,250,000
Corporate Debt	183,886,099
U.S. Treasury Obligations	48,710,095
Short-Term	1,130,356,216

Total	$1,375,202,410

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2009 and year ended December 31, 2008 was as follows:

	Six Months
	Ended	Year Ended
	6/30/09*	12/31/08

Ordinary income	$2,019,623	$25,971,575

*	Tax information for the period ended June 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,371,127,637
Undistributed ordinary income	18,124

Net assets	$1,371,145,761

LVIP Money Market Fund–10

LVIP Money Market Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated
Investment Income	Net Realized Gain

$14,615	$(14,615)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	24,746,945	72,065,570
Service Class	20,546,926	75,948,504
Shares issued upon reinvestment of dividends and distributions:
Standard Class	159,983	1,711,856
Service Class	40,466	885,203

	45,494,320	150,611,133

Shares repurchased:
Standard Class	(34,029,671)	(46,685,497)
Service Class	(28,444,547)	(41,104,710)

	(62,474,218)	(87,790,207)

Net increase (decrease)	(16,979,898)	62,820,926

7.	Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 56.88% of net assets at June 30, 2009. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. As of June 30, 2009, there were no Section 4(2) securities.

8.	Guaranty Program
The Fund started participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) on September 19, 2008. On April 8, 2009, the Fund’s Board approved the participation of the Fund in the extended term of the Program created by the U.S. Department of the Treasury. The Fund will bear the cost of participating in the Program. Subject to certain conditions and limitations, the Program guarantees to each shareholder as of September 19, 2008 the lesser of the value of his/her investment in the Fund as of that date, or the value of the account at the time the net asset value of the Fund falls below $9.95. The Program intends to protect those assets against loss if the Fund liquidates its holdings and it is determined that shareholders would, absent the Program, receive less than $10 per share. The Program is scheduled to terminate on September 18, 2009. There can be no assurance that the Fund will participate if the Program is extended beyond September 18, 2009.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Money Market Fund–11

LVIP Money Market Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–12

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP SSgA S&P 500 Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	11
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14

LVIP SSgA S&P 500 Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,030.00	0.30%	$1.51
Service Class Shares	1,000.00	1,028.70	0.55%	2.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	94.91%

Aerospace & Defense	2.58%
Air Freight & Logistics	0.97%
Airlines	0.07%
Auto Components	0.19%
Automobiles	0.28%
Beverages	2.46%
Biotechnology	1.76%
Building Products	0.05%
Capital Markets	2.88%
Chemicals	1.70%
Commercial Banks	2.55%
Commercial Services & Supplies	0.55%
Communications Equipment	2.86%
Computers & Peripherals	5.12%
Construction & Engineering	0.23%
Construction Materials	0.06%
Consumer Finance	0.55%
Containers & Packaging	0.23%
Distributors	0.06%
Diversified Consumer Services	0.22%
Diversified Financial Services	3.59%
Diversified Telecommunication Services	3.03%
Electric Utilities	2.21%
Electrical Equipment	0.40%
Electronic Equipment, Instruments & Components	0.24%
Energy Equipment & Services	1.76%
Food & Staples Retailing	2.88%
Food Products	1.68%
Gas Utilities	0.15%
Health Care Equipment & Supplies	1.92%
Health Care Providers & Services	2.02%
Health Care Technology	0.03%
Hotels, Restaurants & Leisure	1.47%
Household Durables	0.41%
Household Products	2.51%
Independent Power Producers & Energy Traders	0.16%
Industrial Conglomerates	1.98%
Insurance	2.22%
Internet & Catalog Retail	0.36%
Internet Software & Services	1.74%
IT Services	0.97%
Leisure Equipment & Products	0.12%
Life Sciences Tools & Services	0.42%
Machinery	1.33%
Media	2.43%
Metals & Mining	0.88%
Multiline Retail	0.79%
Multi-Utilities	1.37%
Office Electronics	0.06%
Oil, Gas & Consumable Fuels	10.02%
Paper & Forest Products	0.20%
Personal Products	0.18%
Pharmaceuticals	7.02%
Professional Services	0.17%
Real Estate Investment Trusts	0.92%
Real Estate Management & Development	0.02%
Road & Rail	0.88%
Semiconductors & Semiconductor Equipment	2.39%
Software	4.06%
Specialty Retail	1.88%
Textiles, Apparel & Luxury Goods	0.44%
Thrift & Mortgage Finance	0.15%
Tobacco	1.62%
Trading Company & Distributors	0.11%
Wireless Telecommunication Services	0.35%

U.S. Treasury Obligations	0.37%

Short-Term Investment	3.59%

Total Value of Securities	98.87%

Receivables and Other Assets Net of Liabilities	1.13%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.02%
Microsoft	2.14%
Johnson & Johnson	1.84%
Procter & Gamble	1.75%
AT&T	1.72%
International Business Machines	1.62%
JPMorgan Chase	1.56%
Chevron	1.56%
Apple	1.49%
General Electric	1.46%

Total	19.16%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–94.91%
	Aerospace & Defense–2.58%
	Boeing	42,818	$1,819,764
	General Dynamics	22,594	1,251,482
	Goodrich	7,083	353,938
	Honeywell International	43,701	1,372,211
	ITT	10,477	466,227
	L-3 Communications Holdings	6,679	463,389
	Lockheed Martin	19,208	1,549,125
	Northrop Grumman	18,889	862,850
	Precision Castparts	8,160	595,925
	Raytheon	23,046	1,023,934
	Rockwell Collins	9,067	378,366
	United Technologies	55,700	2,894,171

			13,031,382

	Air Freight & Logistics–0.97%
	Expeditors International of Washington	12,171	405,781
	FedEx	18,240	1,014,509
	Robinson (C.H.) Worldwide	9,825	512,374
	United Parcel Service Class B	58,791	2,938,962

			4,871,626

	Airlines–0.07%
	Southwest Airlines	50,162	337,590

			337,590

	Auto Components–0.19%
†	Goodyear Tire & Rubber	16,280	183,313
	Johnson Controls	34,655	752,706

			936,019

	Automobiles–0.28%
†	Ford Motor	188,646	1,145,081
	Harley-Davidson	15,093	244,658

			1,389,739

	Beverages–2.46%
	Brown-Forman Class B	6,941	298,324
	Coca Cola	117,930	5,659,460
	Coca-Cola Enterprises	18,009	299,850
†	Constellation Brands Class A	10,550	133,774
†	Dr Pepper Snapple Group	14,400	305,136
	Molson Coors Brewing Class B	8,560	362,345
	Pepsi Bottling Group	7,684	260,027
	PepsiCo	92,147	5,064,399

			12,383,315

	Biotechnology–1.76%
†	Amgen	59,805	3,166,077
†	Biogen Idec	16,869	761,635
†	Celgene	27,001	1,291,728
†	Cephalon	4,800	271,920
†	Genzyme	15,742	876,357
†	Gilead Sciences	53,489	2,505,425

			8,873,142

	Building Products–0.05%
	Masco	25,727	246,465

			246,465

	Capital Markets–2.88%
	Ameriprise Financial	14,506	352,061
	Bank of New York Mellon	70,534	2,067,352
†	E*Trade Financial	91,358	116,938
	Federated Investors Class B	7,090	170,798
	Franklin Resources	8,764	631,096
	Goldman Sachs Group	29,816	4,396,070
	Invesco	23,600	420,552
	Janus Capital Group	13,111	149,465
	Legg Mason	10,333	251,919
	Morgan Stanley	79,806	2,275,269
	Northern Trust	14,017	752,433
	Schwab (Charles)	54,993	964,577
¤	State Street	28,999	1,368,753
	T. Rowe Price Group	14,778	615,799

			14,533,082

	Chemicals–1.70%
	Air Products & Chemicals	12,204	788,256
	CF Industries Holdings	2,930	217,230
	Dow Chemical	63,013	1,017,030
	duPont (E.I.) deNemours	53,063	1,359,474
	Eastman Chemical	4,524	171,460
	Ecolab	9,639	375,825
	International Flavors & Fragrances	5,772	188,860
	Monsanto	32,266	2,398,654
	PPG Industries	9,433	414,109
	Praxair	18,033	1,281,605
	Sigma-Aldrich	6,954	344,640

			8,557,143

	Commercial Banks–2.55%
	BB&T	37,778	830,360
	Comerica	10,761	227,595
	Fifth Third Bancorp	41,637	295,623
	First Horizon National	13,908	166,897
	Huntington Bancshares	33,046	138,132
	KeyCorp	50,644	265,375
	M&T Bank	4,621	235,348
	Marshall & Ilsley	20,628	99,014
	PNC Financial Services Group	26,923	1,044,882
	Regions Financial	76,433	308,789
	SunTrust Banks	26,662	438,590
	U.S. Bancorp	111,872	2,004,746

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

	Wells Fargo	275,898	$6,693,285
	Zions Bancorp	9,321	107,751

			12,856,387

	Commercial Services & Supplies–0.55%
	Avery Dennison	8,173	209,883
	Cintas	9,226	210,722
	Donnelley (R.R.) & Sons	15,611	181,400
†	Iron Mountain	10,200	293,250
	Pitney Bowes	13,968	306,318
	Republic Services	18,540	452,561
†	Stericycle	5,900	304,027
	Waste Management	28,674	807,460

			2,765,621

	Communications Equipment–2.86%
†	Ciena	3,569	36,939
†	Cisco Systems	341,774	6,370,668
	Corning	91,356	1,467,177
	Harris	9,300	263,748
†	JDS Uniphase	19,602	112,123
†	Juniper Networks	30,493	719,635
	Motorola	133,938	888,009
	QUALCOMM	97,963	4,427,928
†	Tellabs	27,032	154,893

			14,441,120

	Computers & Peripherals–5.12%
†	Apple	52,898	7,534,262
†	Dell	102,241	1,403,769
†	EMC	118,477	1,552,049
	Hewlett Packard	141,329	5,462,366
	International Business Machines	78,340	8,180,262
†	Lexmark International Class A	4,934	78,204
†	NetApp	18,903	372,767
†	QLogic	7,082	89,800
†	SanDisk	12,504	183,684
†	Sun Microsystems	42,720	393,878
†	Teradata	9,632	225,678
†	Western Digital	13,200	349,800

			25,826,519

	Construction & Engineering–0.23%
	Fluor	10,420	534,442
†	Jacobs Engineering Group	8,370	352,293
†	Quanta Services	11,600	268,308

			1,155,043

	Construction Materials–0.06%
	Vulcan Materials	6,879	296,485

			296,485

	Consumer Finance–0.55%
	American Express	69,940	1,625,406
	Capital One Financial	26,210	573,475
	Discover Financial Services	30,190	310,051
†	SLM	26,292	270,019

			2,778,951

	Containers & Packaging–0.23%
	Ball	5,886	265,812
	Bemis	6,734	169,697
†	Owens-Illinois	11,200	313,712
†	Pactiv	9,749	211,846
	Sealed Air	10,003	184,555

			1,145,622

	Distributors–0.06%
	Genuine Parts	9,044	303,517

			303,517

	Diversified Consumer Services–0.22%
†	Apollo Group Class A	7,015	498,907
	Block (H &R)	22,656	390,363
	DeVry	4,100	205,164

			1,094,434

	Diversified Financial Services–3.59%
	Bank of America	479,174	6,325,097
	CIT Group	22,924	49,287
	Citigroup	322,580	958,063
	CME Group	3,901	1,213,640
†	IntercontinentalExchange	4,244	484,835
	JPMorgan Chase	231,247	7,887,834
	Leucadia National	12,071	254,577
	Moody’s	12,208	321,681
†	Nasdaq OMX Group	8,700	185,397
	NYSE Euronext	14,956	407,551

			18,087,962

	Diversified Telecommunication Services–3.03%
	AT&T	349,817	8,689,454
	CenturyTel	4,126	126,668
	Embarq	10,007	420,894
	Frontier Communications	24,278	173,345
	Qwest Communications International	99,557	413,162
	Verizon Communications	168,249	5,170,292
	Windstream	31,464	263,039

			15,256,854

	Electric Utilities–2.21%
	Allegheny Energy	11,953	306,594
	American Electric Power	27,851	804,615
	Duke Energy	75,489	1,101,385
	Edison International	18,921	595,255
	Entergy	11,493	890,937

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electric Utilities (continued)

	Exelon	38,833	$1,988,638
	FirstEnergy	17,781	689,014
	FPL Group	24,149	1,373,112
	Northeast Utilities	11,000	245,410
	Pepco Holdings	11,954	160,662
	Pinnacle West Capital	7,253	218,678
	PPL	21,859	720,473
	Progress Energy	16,142	610,652
	Southern	45,989	1,433,017

			11,138,442

	Electrical Equipment–0.40%
	Cooper Industries Class A	9,372	291,001
	Emerson Electric	44,228	1,432,986
	Rockwell Automation	9,046	290,558

			2,014,545

	Electronic Equipment, Instruments & Components–0.24%
†	Agilent Technologies	19,688	399,863
	Amphenol Class A	9,700	306,908
†	FLIR Systems	10,900	245,904
	Jabil Circuit	17,331	128,596
	Molex	7,745	120,435

			1,201,706

	Energy Equipment & Services–1.76%
	Baker Hughes	18,024	656,795
	BJ Services	20,731	282,564
†	Cameron International	12,390	350,637
	Diamond Offshore Drilling	4,700	390,335
	ENSCO International	8,037	280,250
†	FMC Technologies	8,400	315,672
	Halliburton	52,608	1,088,986
†	Nabors Industries	20,094	313,065
†	National Oilwell Varco	24,415	797,394
	Rowan Companies	8,910	172,141
	Schlumberger	70,766	3,829,147
	Smith International	14,891	383,443

			8,860,429

	Food & Staples Retailing–2.88%
	Costco Wholesale	25,481	1,164,482
	CVS Caremark	86,021	2,741,489
	Kroger	38,077	839,598
	Safeway	24,596	501,021
	Supervalu	13,456	174,255
	Sysco	34,391	773,110
	Walgreen	58,379	1,716,343
	Wal-Mart Stores	132,187	6,403,137
	Whole Foods Market	10,421	197,791

			14,511,226

	Food Products–1.68%
	Archer-Daniels-Midland	37,622	1,007,141
	Campbell Soup	11,360	334,211
	ConAgra Foods	25,781	491,386
†	Dean Foods	10,998	211,052
	General Mills	19,283	1,080,234
	Heinz (H. J.)	18,316	653,881
	Hershey	11,195	403,020
	Hormel Foods	3,700	127,798
	Kellogg	14,671	683,228
	Kraft Foods Class A	86,880	2,201,544
	McCormick	9,223	300,024
	Sara Lee	39,833	388,770
	Smucker (J.M.)	6,753	328,601
	Tyson Food Class A	21,382	269,627

			8,480,517

	Gas Utilities–0.15%
	EQT	7,400	258,334
	NICOR	3,119	107,980
	Questar	11,854	368,778

			735,092

	Health Care Equipment & Supplies–1.92%
	Bard (C.R.)	5,690	423,621
	Baxter International	35,702	1,890,778
	Becton, Dickinson	13,977	996,700
†	Boston Scientific	88,039	892,715
	DENTSPLY International	10,400	317,408
†	Hospira	9,164	352,997
†	Intuitive Surgical	2,200	360,052
	Medtronic	66,033	2,303,890
†	St. Jude Medical	20,215	830,837
	Stryker	13,831	549,644
†	Varian Medical Systems	7,025	246,859
†	Zimmer Holdings	12,406	528,496

			9,693,997

	Health Care Providers & Services–2.02%
	Aetna	26,010	651,551
	AmerisourceBergen	17,120	303,709
	Cardinal Health	20,915	638,953
	CIGNA	15,570	375,081
†	Coventry Health Care	9,448	176,772
†	DaVita	5,800	286,868
†	Express Scripts	15,934	1,095,463
†	Humana	11,682	376,861
†	Laboratory Corp. of America Holdings	6,217	421,450
	McKesson	15,792	694,848
†	Medco Health Solutions	28,362	1,293,591
†	Patterson Companies	5,476	118,829
	Quest Diagnostics	8,666	489,022
†	Tenet Healthcare	19,968	56,310

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Providers & Services (continued)

	UnitedHealth Group	70,086	$1,750,749
†	WellPoint	28,470	1,448,838

			10,178,895

	Health Care Technology–0.03%
	IMS Health	11,219	142,481

			142,481

	Hotels, Restaurants & Leisure–1.47%
	Carnival	25,473	656,439
	Darden Restaurants	8,638	284,881
	International Game Technology	16,667	265,005
	Marriott International Class A	17,008	375,373
	McDonald’s	65,291	3,753,580
†	Starbucks	42,682	592,853
	Starwood Hotels & Resorts Worldwide	13,144	291,797
	Wyndham Worldwide	9,969	120,824
†	Wynn Resorts	5,000	176,500
	Yum Brands	27,003	900,280

			7,417,532

	Household Durables–0.41%
	Black & Decker	4,577	131,177
	Centex	6,700	56,682
	D.R. Horton	19,559	183,072
	Fortune Brands	10,293	357,578
	Harman International Industries	5,220	98,136
	KB HOME	6,260	85,637
	Leggett & Platt	12,281	187,040
	Lennar Class A	10,307	99,875
	Newell Rubbermaid	21,094	219,589
	Pulte Homes	16,063	141,836
	Snap-On	3,037	87,283
	Stanley Works	5,909	199,961
	Whirlpool	5,482	233,314

			2,081,180

	Household Products–2.51%
	Clorox	8,031	448,371
	Colgate-Palmolive	29,459	2,083,930
	Kimberly-Clark	24,372	1,277,824
	Procter & Gamble	172,844	8,832,314

			12,642,439

	Independent Power Producers & Energy Traders–0.16%
†	AES	38,356	445,313
	Constellation Energy Group	11,291	300,115
†	Dynegy Class A	21,560	48,941

			794,369

	Industrial Conglomerates–1.98%
	3M	40,957	2,461,516
	General Electric	627,616	7,355,660
	Textron	17,349	167,591

			9,984,767

	Insurance–2.22%
	AFLAC	27,291	848,477
	Allstate	31,258	762,695
	American International Group	192,396	223,179
	Aon	16,022	606,753
	Assurant	8,444	203,416
	Chubb	20,563	820,052
	Cincinnati Financial	10,139	226,607
	Genworth Financial	23,694	165,621
	Hartford Financial Services Group	23,443	278,268
¤	Lincoln National	18,783	323,255
	Loews	20,911	572,948
	Marsh & McLennan	30,350	610,946
†	MBIA	8,020	34,727
	MetLife	48,126	1,444,262
	Principal Financial Group	17,682	333,129
	Progressive	39,512	597,026
	Prudential Financial	27,080	1,007,918
	Torchmark	6,171	228,574
	Travelers Companies	34,424	1,412,761
	Unum Group	18,736	297,153
	XL Capital Class A	19,077	218,622

			11,216,389

	Internet & Catalog Retail–0.36%
†	Amazon.com	18,934	1,584,019
†	Expedia	15,629	236,154

			1,820,173

	Internet Software & Services–1.74%
†	Akamai Technologies	12,297	235,856
†	eBay	63,309	1,084,483
†	Google Class A	14,226	5,997,540
†	VeriSign	10,659	196,978
†	Yahoo	81,886	1,282,335

			8,797,192

	IT Services–0.97%
†	Affiliated Computer Services Class A	6,588	292,639
	Automatic Data Processing	29,345	1,039,987
†	Cognizant Technology Solutions Class A	16,781	448,053
†	Computer Sciences	8,621	381,910
†	Convergys	5,433	50,418
	Fidelity National Information Services	12,214	243,791
†	Fiserv	8,951	409,061
	Lender Processing Services	346	9,608
	MasterCard Class A	4,200	702,702

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)

	Paychex	18,454	$465,041
	Total System Services	14,143	189,375
	Western Union	40,782	668,825

			4,901,410

	Leisure Equipment & Products–0.12%
	Eastman Kodak	15,489	45,847
	Hasbro	8,677	210,330
	Mattel	20,408	327,549

			583,726

	Life Sciences Tools & Services–0.42%
†	Life Technologies	10,066	419,954
†	Millipore	3,953	277,540
	PerkinElmer	6,441	112,073
†	Thermo Fisher Scientific	24,485	998,253
†	Waters	6,259	322,151

			2,129,971

	Machinery–1.33%
	Caterpillar	35,286	1,165,850
	Cummins	11,552	406,746
	Danaher	14,936	922,149
	Deere	24,790	990,361
	Dover	10,620	351,416
	Eaton	9,517	424,553
	Flowserve	3,900	272,259
	Illinois Tool Works	22,404	836,571
	Manitowoc	4,898	25,763
	PACCAR	21,148	687,521
	Pall	8,606	228,575
	Parker Hannifin	9,229	396,478

			6,708,242

	Media–2.43%
	CBS Class B	38,359	265,444
	Comcast Class A	170,168	2,465,735
†	DIRECTV Group	30,554	754,989
	Disney (Walt)	109,659	2,558,345
	Gannett	12,371	44,164
†	Interpublic Group	35,376	178,649
	McGraw-Hill Companies	18,201	548,032
	Meredith	3,371	86,129
	New York Times Class A	5,226	28,795
	News Class A	135,032	1,230,142
	Omnicom Group	17,979	567,777
	Scripps Networks Interactive Class A	7,156	199,151
	Time Warner	70,525	1,776,525
	Time Warner Cable	20,491	648,950
†	Viacom Class B	35,440	804,488
	Washington Post Class B	333	117,276

			12,274,591

	Metals & Mining–0.88%
	AK Steel Holding	5,700	109,383
	Alcoa	56,484	583,480
	Allegheny Technologies	7,197	251,391
	Freeport-McMoRan Copper & Gold Class B	24,160	1,210,658
	Newmont Mining	28,730	1,174,195
	Nucor	18,301	813,113
	Tittanium Metals	3,484	32,018
	United States Steel	8,074	288,565

			4,462,803

	Multiline Retail–0.79%
†	Big Lots	6,206	130,512
	Family Dollar Stores	7,867	222,636
†	Kohl’s	17,831	762,275
	Macy’s	23,750	279,300
	Nordstrom	10,384	206,538
	Penney (J.C.)	12,699	364,588
†	Sears Holdings	3,903	259,628
	Target	44,294	1,748,284

			3,973,761

	Multi-Utilities–1.37%
	Ameren	14,410	358,665
	CenterPoint Energy	21,641	239,782
	CMS Energy	16,504	199,368
	Consolidated Edison	15,935	596,288
	Dominion Resources	34,575	1,155,497
	DTE Energy	9,331	298,592
	Integrys Energy Group	5,953	178,530
	NiSource	19,958	232,710
	PG&E	21,534	827,767
	Public Service Enterprise Group	29,629	966,794
	SCANA	6,800	220,796
	Sempra Energy	14,265	707,972
	TECO Energy	16,247	193,827
	Wisconsin Energy	6,600	268,686
	Xcel Energy	26,250	483,263

			6,928,537

	Office Electronics–0.06%
	Xerox	49,184	318,712

			318,712

	Oil, Gas & Consumable Fuels–10.02%
	Anadarko Petroleum	29,361	1,332,696
	Apache	19,673	1,419,407
	Cabot Oil & Gas	6,400	196,096
	Chesapeake Energy	32,701	648,461
	Chevron	118,800	7,870,499
	ConocoPhillips	87,621	3,685,339
	Consol Energy	10,328	350,739
†	Denbury Resources	17,800	262,194

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

	Devon Energy	26,104	$1,422,668
	El Paso	40,080	369,938
	EOG Resources	14,620	992,990
	Exxon Mobil	289,616	20,247,054
	Hess	16,665	895,744
	Marathon Oil	41,508	1,250,636
	Massey Energy	4,700	91,838
	Murphy Oil	11,102	603,061
	Noble Energy	10,054	592,884
	Occidental Petroleum	47,905	3,152,628
	Peabody Energy	15,412	464,826
	Pioneer Natural Resources	8,700	221,850
	Range Resources	8,952	370,702
†	Southwestern Energy	20,000	777,000
	Spectra Energy	37,400	632,808
	Sunoco	7,866	182,491
	Tesoro	10,142	129,108
	Valero Energy	32,194	543,757
	Williams Companies	33,505	523,013
	XTO Energy	34,011	1,297,180

			50,527,607

	Paper & Forest Products–0.20%
	International Paper	24,618	372,470
	MeadWestvaco	12,743	209,113
	Weyerhaeuser	14,100	429,063

			1,010,646

	Personal Products–0.18%
	Avon Products	24,838	640,324
	Estee Lauder Companies Class A	7,585	247,802

			888,126

	Pharmaceuticals–7.02%
	Abbott Laboratories	91,484	4,303,407
	Allergan	17,971	855,060
	Bristol-Myers Squibb	116,918	2,374,605
†	Forest Laboratories	17,291	434,177
	Johnson & Johnson	163,356	9,278,621
†	King Pharmaceuticals	13,273	127,819
	Lilly (Eli)	59,681	2,067,350
	Merck	124,670	3,485,773
†	Mylan	18,898	246,619
	Pfizer	399,783	5,996,745
	Schering-Plough	96,129	2,414,760
†	Watson Pharmaceutical	6,514	219,261
	Wyeth	78,857	3,579,319

			35,383,516

	Professional Services–0.17%
	Dun & Bradstreet	3,700	300,476
	Equifax	8,859	231,220
†	Monster Worldwide	10,518	124,218
	Robert Half International	9,474	223,776

			879,690

	Real Estate Investment Trusts–0.92%
	Apartment Investment & Management Class A	5,982	52,941
	AvalonBay Communities	4,484	250,835
	Boston Properties	7,909	377,259
	Developers Diversified Realty	332	1,620
	Equity Residential	15,562	345,943
	HCP	15,540	329,293
	Health Care REIT	6,200	211,420
	Host Hotels & Resorts	37,981	318,661
	Kimco Realty	22,251	223,623
	Plum Creek Timber	9,175	273,232
	ProLogis	29,989	241,711
	Public Storage	7,216	472,504
	Simon Property Group	15,973	821,490
	Ventas	10,900	325,474
	Vornado Realty Trust	9,069	398,876

			4,644,882

	Real Estate Management & Development–0.02%
†	CB Richard Ellis Group Class A	12,553	117,496

			117,496

	Road & Rail–0.88%
	Burlington Northern Santa Fe	16,380	1,204,585
	CSX	22,871	792,023
	Norfolk Southern	21,376	805,234
	Ryder System	3,005	83,900
	Union Pacific	29,652	1,543,683

			4,429,425

	Semiconductors & Semiconductor Equipment–2.39%
†	Advanced Micro Devices	41,783	161,700
	Altera	16,536	269,206
	Analog Devices	16,757	415,238
	Applied Materials	77,862	854,146
†	Broadcom Class A	24,786	614,445
	Intel	330,790	5,474,575
	KLA-Tencor	10,821	273,230
	Linear Technology	15,378	359,076
†	LSI	41,287	188,269
†	MEMC Electronic Materials	12,421	221,218
	Microchip Technology	12,541	282,800
†	Micron Technology	58,284	294,917
	National Semiconductor	12,572	157,779
†	Novellus Systems	4,932	82,364
†	NVIDIA	31,158	351,774
†	Teradyne	7,863	53,940

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)

	Texas Instruments	74,960	$1,596,648
	Xilinx	18,454	377,569

			12,028,894

	Software–4.06%
†	Adobe Systems	30,619	866,518
†	Autodesk	12,837	243,646
†	BMC Software	12,275	414,772
	CA	26,104	454,993
†	Citrix Systems	10,327	329,328
†	Compuware	16,340	112,092
†	Electronics Arts	21,552	468,109
†	Intuit	18,710	526,874
†	McAfee	8,900	375,491
	Microsoft	453,874	10,788,586
†	Novell	24,789	112,294
	Oracle	224,239	4,803,199
†	salesforce.com	5,900	225,203
†	Symantec	47,627	741,076

			20,462,181

	Specialty Retail–1.88%
	Abercrombie & Fitch Class A	6,832	173,464
†	AutoNation	6,035	104,707
†	AutoZone	2,089	315,669
†	Bed Bath & Beyond	14,912	458,544
	Best Buy	19,820	663,772
†	GameStop Class A	11,644	256,284
	Gap	26,418	433,255
	Home Depot	100,093	2,365,199
	Limited Brands	19,965	238,981
	Lowe’s Companies	86,947	1,687,641
†	Office Depot	25,724	117,301
†	O’Reilly Automotive	9,300	354,144
	RadioShack	10,347	144,444
	Sherwin-Williams Companies	6,740	362,275
	Staples	41,745	841,997
	Tiffany	8,828	223,878
	TJX Companies	24,141	759,476

			9,501,031

	Textiles, Apparel & Luxury Goods–0.44%
	Coach	18,362	493,571
	NIKE Class B	22,732	1,177,063
	Polo Ralph Lauren	4,158	222,619
	VF	6,031	333,816

			2,227,069

	Thrift & Mortgage Finance–0.15%
	Hudson City Bancorp	29,902	397,398
	People’s United Financial	23,200	348,928
	Washington Mutual	60,460	6,106

			752,432

	Tobacco–1.62%
	Altria Group	121,935	1,998,515
	Lorillard	9,825	665,840
	Philip Morris International	116,111	5,064,762
	Reynolds American	11,269	435,209

			8,164,326

	Trading Company & Distributors–0.11%
	Fastenal	8,800	291,896
	Grainger (W.W.)	3,483	285,188

			577,084

	Wireless Telecommunication Services–0.35%
†	American Tower Class A	23,162	730,298
†	MetroPCS Communications	17,500	232,925
†	Sprint Nextel	167,604	806,175

			1,769,398

	Total Common Stock (Cost $617,306,223)		478,524,945

		Principal
		Amount
		(U.S. $)

¥≠	U.S. TREASURY OBLIGATIONS–0.37%
	U.S. Treasury Bill
	0.075% 7/2/09	$100,000	100,000
	U.S. Treasury Bill
	0.159% 9/10/09	1,778,000	1,777,456

	Total U.S. Treasury Obligations (Cost $1,877,442)		1,877,456

		Number of
		Shares

	SHORT-TERM INVESTMENT–3.59%
	Money Market Mutual Fund–3.59%
	Dreyfus Treasury & Agency Cash Management Fund	18,108,732	18,108,732

	Total Short-Term Investment (Cost $18,108,732)		18,108,732

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.87% (Cost $637,292,397)	$498,511,133

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	5,699,619

NET ASSETS APPLICABLE TO 78,492,582 SHARES OUTSTANDING–100.00%	$504,210,752

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($373,191,065 / 58,091,126 Shares)	$6.424

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($131,019,687 / 20,401,456 Shares)	$6.422

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$690,912,484
Undistributed net investment income	5,321,266
Accumulated net realized loss on investments	(52,792,688)
Net unrealized depreciation of investments	(139,230,310)

Total net assets	$504,210,752

†	Non income producing security.

¥	Fully or partially pledged as collateral for financial futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

¤	Considered an affiliated company. See Note 2 in “Notes to financial statements.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Gain	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	6/30/09	Income
Lincoln National	$246,484	$57,148	$—	$—	$323,255	$2,878
State Street	877,020	440,874	—	—	1,368,753	596

	$1,123,504				$1,692,008

The following financial futures contract was outstanding at June 30, 2009:

Financial Futures Contract1

Contract	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation
416 S&P 500 E-mini	$19,491,446	$19,042,400	9/18/09	$(449,046)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,007,798
Interest	1,498
Foreign tax withheld	(2,547)

6,006,749

EXPENSES:
Management fees	552,895
Distribution expenses-Service Class	117,397
Accounting and administration expenses	108,430
Reports and statements to shareholders	47,778
S&P license fees	17,244
Professional fees	15,223
Trustees’ fees	7,510
Custodian fees	7,236
Other	11,804

885,517
Less expenses waived/reimbursed	(82,361)

Total operating expenses	803,156

NET INVESTMENT INCOME	5,203,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(30,185,917)
Futures contracts	1,291,989

Net realized loss	(28,893,928)
Net change in unrealized appreciation/depreciation of investments	48,215,946

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,322,018

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,525,611

See accompanying notes

LVIP SSgA S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,203,593	$9,545,619
Net realized loss on investments	(28,893,928)	(11,371,980)
Net change in unrealized appreciation/depreciation of investments	48,215,946	(209,631,971)

Net increase (decrease) in net assets resulting from operations	24,525,611	(211,458,332)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,795,031)
Service Class	—	(1,309,478)
Return of capital:
Standard Class	—	(3,999,426)
Service Class	—	(713,003)

	—	(14,816,938)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	128,187,254	146,606,741
Service Class	67,042,037	80,814,911
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	12,794,457
Service Class	—	2,022,481

	195,229,291	242,238,590

Cost of shares repurchased:
Standard Class	(111,473,351)	(117,918,387)
Service Class	(13,612,280)	(14,526,933)

	(125,085,631)	(132,445,320)

Increase in net assets derived from capital share transactions	70,143,660	109,793,270

NET INCREASE (DECREASE) IN NET ASSETS	94,669,271	(116,482,000)

NET ASSETS:
Beginning of period	409,541,481	526,023,481

End of period (including undistributed net investment income of $5,321,266 and $-, respectively)	$504,210,752	$409,541,481

See accompanying notes

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08[3]	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$6.237	$10.318	$9.916	$8.718	$8.470	$7.756

Income (loss) from investment operations:
Net investment income[4]	0.068	0.177	0.183	0.154	0.140	0.140
Net realized and unrealized gain (loss) on investments	0.119	(4.011)	0.333	1.185	0.246	0.670

Total from investment operations	0.187	(3.834)	0.516	1.339	0.386	0.810

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.114)	(0.141)	(0.138)	(0.096)
Return of capital	—	(0.077)	—	—	—	—

Total dividends and distributions	—	(0.247)	(0.114)	(0.141)	(0.138)	(0.096)

Net asset value, end of period	$6.424	$6.237	$10.318	$9.916	$8.718	$8.470

Total return[5]	3.00%	(37.19% )	5.23%	15.52%	4.69%	10.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$373,191	$338,927	$504,728	$236,510	$233,215	$237,290
Ratio of expenses to average net assets	0.30%	0.28%	0.28%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.33%	0.33%	0.32%	0.34%	0.34%	0.34%
Ratio of net investment income to average net assets	2.29%	2.07%	1.75%	1.69%	1.60%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.26%	2.02%	1.71%	1.63%	1.54%	1.68%
Portfolio turnover	42%	12%	25%	4%	5%	2%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Index Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months
	Ended	Year	4/30/07[3]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08[2]	12/31/07

Net asset value, beginning of period	$6.243	$10.314	$10.412

Income (loss) from investment operations:
Net investment income[4]	0.060	0.157	0.130
Net realized and unrealized gain (loss) on investments	0.119	(4.006)	(0.128)

Total from investment operations	0.179	(3.849)	0.002

Less dividends and distributions from:
Net investment income	—	(0.145)	(0.100)
Return of capital	—	(0.077)	—

Total dividends and distributions	—	(0.222)	(0.100)

Net asset value, end of period	$6.422	$6.243	$10.314

Total return[5]	2.87%	(37.34% )	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,020	$70,614	$21,295
Ratio of expenses to average net assets	0.55%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.58%	0.58%	0.57%
Ratio of net investment income to average net assets	2.04%	1.82%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.01%	1.77%	1.79%
Portfolio turnover	42%	12%	25%[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of average daily net assets in excess of $1 billion.

Prior to May 1, 2009, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.28% of average daily net assets of the Fund.

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.015% of the first $1 billion of the Fund’s average daily net assets; and 0.010% of the Fund’s average daily net assets in excess of $1 billion, subject to annual minimum of $100,000.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimum.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $5,809 for these services.

Pursuant to an Administration Aggreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the funds based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $16,678 and $4,612, respectively.

The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of LIAC.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$110,499
Fees payable to DSC	1,177
Distribution fees payable to LFD	26,032

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2009, the Fund made purchases of $155,273,406 and sales of $91,559,785 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $665,519,530. At June 30, 2009, net unrealized depreciation was $167,008,397, of which $4,091,434 related to unrealized appreciation of investments and $171,099,831 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$478,524,945	$—	$478,524,945
U.S. Treasury Obligations	—	1,877,456	1,877,456
Short-Term	18,108,732	—	18,108,732

Total	$496,633,677	$1,877,456	$498,511,133

Derivatives	$—	$(449,046)	$(449,046)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$10,104,509
Return of capital	4,712,429

Total	$14,816,938

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$690,912,484
Undistributed ordinary income	5,321,266
Realized losses 1/1/09–6/30/09	(21,042,661)
Capital loss carryforwards as of 12/31/08	(3,971,940)
Unrealized depreciation of investments	(167,008,397)

Net assets	$504,210,752

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investment, and mark-to-market on financial futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to prior year dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Paid-in
Investment Income	Capital

$117,673	$(117,673)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $3,971,940 remaining at December 31, 2008 will expire as follows: $540,088 expires in 2014, and $3,431,852 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $21,042,661, which may increase the capital loss carryforward.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	21,692,312	17,515,397
Service Class	11,413,096	10,723,412
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,018,123
Service Class	—	321,093

	33,105,408	30,578,025

Shares repurchased:
Standard Class	(17,942,721)	(14,109,682)
Service Class	(2,322,751)	(1,798,040)

	(20,265,472)	(15,907,722)

Net increase	12,839,936	14,670,303

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

7. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP SSgA Small-Cap Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	26
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	29

LVIP SSgA Small-Cap Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,020.30	0.45%	$2.25
Service Class Shares	1,000.00	1,019.10	0.70%	3.50

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.95%

Aerospace & Defense	1.78%
Air Freight & Logistics	0.29%
Airlines	0.62%
Auto Components	0.57%
Automobiles	0.03%
Beverages	0.12%
Biotechnology	3.81%
Building Products	0.60%
Capital Markets	2.23%
Chemicals	1.86%
Commercial Banks	5.87%
Commercial Services & Supplies	4.29%
Communications Equipment	3.54%
Computers & Peripherals	1.46%
Construction & Engineering	0.98%
Construction Materials	0.13%
Consumer Finance	0.40%
Containers & Packaging	0.45%
Distributors	0.05%
Diversified Consumer Services	1.29%
Diversified Financial Services	0.44%
Diversified Telecommunication Services	0.78%
Electric Utilities	1.14%
Electrical Equipment	2.14%
Electronic Equipment, Instruments & Components	2.13%
Energy Equipment & Services	1.67%
Food & Staples Retailing	0.90%
Food Products	1.44%
Gas Utilities	1.39%
Health Care Equipment & Supplies	3.88%
Health Care Providers & Services	3.81%
Health Care Technology	0.46%
Hotels, Restaurants & Leisure	2.62%
Household Durables	1.19%
House Products	0.01%
Independent Power Producers & Energy Traders	0.01%
Industrial Conglomerates	0.27%
Insurance	3.15%
Internet & Catalog Retail	0.38%
Internet Software & Services	2.71%
IT Services	2.21%
Leisure Equipment & Products	0.61%
Life Sciences Tools & Services	1.27%
Machinery	2.74%
Marine	0.17%
Media	0.85%
Metals & Mining	0.89%
Multiline Retail	0.31%
Multi-Utilities & Unregulated Power	0.58%
Oil, Gas & Consumable Fuels	2.78%
Paper & Forest Products	0.43%
Personal Products	0.56%
Pharmaceuticals	1.49%
Real Estate Investment Trusts	5.15%
Real Estate Management & Development	0.13%
Road & Rail	0.94%
Semiconductors & Semiconductor Equipment	3.57%
Software	4.17%
Specialty Retail	3.05%
Textiles, Apparel & Luxury Goods	1.95%
Thrift & Mortgage Finance	1.46%
Tobacco	0.23%
Trading Company & Distributors	0.81%
Transportation Infrastructure	0.00%
Water Utilities	0.38%
Wireless Telecommunication Services	0.33%

Warrant	0.00%

U.S. Treasury Obligation	0.32%

Short-Term Investment	3.29%

Total Value of Securities	101.56%

Liabilities Net of Receivables and Other Assets	(1.56%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Palm	0.30%
Owens & Minor	0.24%
3Com	0.23%
VistaPrint	0.23%
Piedomont Natural Gas	0.23%
Polycom	0.23%
Solera Holdings	0.23%
Henry (Jack) & Associates	0.22%
Tetra Tech	0.22%
Data Domain	0.21%

Total	2.34%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.95%
	Aerospace & Defense–1.78%
†	AAR	8,378	$134,467
†	AeroVironment	2,646	81,656
	American Science & Engineering	2,105	145,498
	Applied Signal Technology	2,800	71,428
†	Argon ST	2,839	58,398
†	Ascent Solar Technologies	4,300	33,626
†	Astronics	2,700	28,053
†	Axsys Technologies	2,300	123,372
†	Ceradyne	5,957	105,201
	Cubic	3,560	127,412
	Curtiss-Wright	9,697	288,291
	Ducommun	2,700	50,733
†	DynCorp International Class A	5,095	85,545
†	Esterline Technologies	6,457	174,791
†	GenCorp	11,650	22,252
	HEICO	4,870	176,586
†	Herley Industries	2,400	26,328
†	Hexcel	21,706	206,858
†	Ladish	4,232	54,889
†	LMI Aerospace	1,600	16,192
†	Moog Class A	9,412	242,923
†	Orbital Sciences	12,439	188,700
†	Stanley	2,768	91,012
†	TASER International	12,237	55,801
†	Teledyne Technologies	7,706	252,371
	Todd Shipyards	1,600	26,640
	Triumph Group	3,556	142,240

			3,011,263

	Air Freight & Logistics–0.29%
†	Air Transport Services Group	15,300	35,496
†	Atlas Air Worldwide Holdings	4,157	96,401
†	Dynamex	2,374	36,536
	Forward Air	6,548	139,603
†	HUB Group Class A	8,170	168,628
†	Pacer International	7,220	16,101

			492,765

	Airlines–0.62%
†	Airtran Holdings	26,009	160,996
†	Alaska Air Group	7,578	138,374
†	Allegiant Travel	3,169	125,619
†	Hawaiian Holdings	12,800	77,056
†	JetBlue Airways	49,084	209,588
†	Republic Airways Holdings	7,147	46,670
	SkyWest	12,073	123,145
†	UAL	31,300	99,847
†	US Airways Group	26,300	63,909

			1,045,204

	Auto Components–0.57%
†	American Axle & Manufacturing Holdings	11,995	41,263
†	Amerigon	4,106	25,047
†	ArvinMeritor	15,829	69,489
†	ATC Technology	4,245	61,553
	Cooper Tire & Rubber	13,536	134,276
†	Dana Holdings	24,900	31,872
†	Dorman Products	2,200	30,426
†	Drew Industries	4,695	57,138
†	Exide Technologies	8,839	32,969
†	Fuel Systems Solutions	2,400	48,456
†	Lear	17,036	8,518
†	Modine Manufacturing	8,616	41,357
†	Raser Technologies	11,692	32,738
	Spartan Motors	7,160	81,123
†	Standard Motor Products	4,400	36,388
†	Stoneridge	2,455	11,809
	Superior Industries International	4,714	66,467
†	Tenneco	11,073	117,374
†	Wonder Auto Technology	2,800	28,364

			956,627

	Automobiles–0.03%
†	Winnebago Industries	6,064	45,056

			45,056

	Beverages–0.12%
†	Boston Beer Class A	1,844	54,564
	Coca-Cola Bottling Consolidated	791	43,608
†	Heckmann	19,500	73,125
†	National Beverage	3,006	32,014

			203,311

	Biotechnology–3.81%
†	Acorda Therapeutics	8,151	229,777
†	Affymax	3,070	56,580
†	Alkermes	21,647	234,221
†	Allos Therapeutics	12,767	105,838
†	Alnylam Pharmaceuticals	7,753	172,659
†	Amicus Therapeutics	4,137	47,369
†	Arena Pharmaceuticals	19,277	96,192
†	Ariad Pharmaceuticals	16,480	26,203
†	ArQule	8,637	53,031
†	Array Biopharma	12,495	39,234
†	ARYx Therapeutics	6,000	24,780
†	AVI BioPharma	21,300	33,654
†	BioCryst Pharmaceuticals	6,300	25,389
†	Cardium Therapeutics	12,000	22,200
†	Celera	17,449	133,136
†	Cell Therapeutics	97,600	167,872
†	Cepheid	12,469	117,458
†	Chelsea Therapeutics International	6,500	27,365

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Biotechnology (continued)

†	China-Biotics	2,200	$23,716
†	Cornerstone Therapeutics	2,100	23,058
†	Cougar Biotechnology	3,300	141,768
†	Cubist Pharmaceuticals	12,676	232,351
†	Curis	18,600	29,574
†	Cytokinetics	7,054	19,963
†	Cytori Therapeutics	3,800	13,718
†	Dyax	9,700	20,758
†	Emergent BioSolutions	4,098	58,724
†	Enzon Pharmaceuticals	9,598	75,536
†	Genomic Health	3,098	53,688
†	Geron	21,035	161,338
†	GTx	3,708	34,225
†	Halozyme Therapeutic	12,813	89,307
†	Hemispherx Biopharma	27,300	69,342
†	Human Genome Sciences	27,707	79,242
†	Idenix Pharmaceuticals	4,772	17,561
†	Idera Pharmaceuticals	3,400	19,924
†	Immunogen	11,200	96,432
†	Immunomedics	14,195	36,055
†	Incyte	14,785	48,643
†	Insmed	30,600	30,600
†	InterMune	8,874	134,885
†	Isis Pharmaceuticals	20,146	332,410
†	Lexicon Genetics	14,600	18,104
†	Ligand Pharmaceuticals Class B	27,572	78,856
†	MannKind	11,211	93,163
†	Martek Biosciences	7,209	152,470
†	Maxygen	4,775	32,088
†	Medarex	28,164	235,169
†	Metabolix	3,608	29,658
†	Micromet	10,900	54,282
†	Molecular Insight Pharmaceuticals	3,260	16,854
†	Momenta Pharmaceuticals	8,511	102,387
†	Nabi Biopharmaceuticals	11,843	28,660
†	Nanosphere	3,220	15,810
†	Neurocrine Biosciences	8,628	27,868
†	Novavax	11,900	39,032
†	NPS Pharmaceuticals	10,200	47,532
†	Onyx Pharmaceuticals	12,293	347,401
†	Opko Health	9,300	16,461
†	Orexigen Therapeutics	3,584	18,386
†	Osiris Therapeutics	3,060	41,096
†	OXiGENE	8,900	19,402
	PDL BioPharma	26,300	207,770
†	Pharmasset	5,200	58,500
†	Poniard Pharmaceuticals	6,500	38,805
†	Progenics Pharmaceuticals	5,468	28,160
†	Protalix BioTherapeutics	9,225	41,697
†	Regeneron Pharmaceuticals	13,474	241,455
†	Repligen	5,700	31,350
†	Rigel Pharmaceuticals	7,727	93,651
†	Sangamo Biosciences	8,700	42,978
†	Savient Pharmaceuticals	13,998	194,012
†	SciClone Pharmaceuticals	10,900	27,904
†	Seattle Genetics	16,779	163,092
†	SIGA Technologies	6,700	56,548
†	StemCells	26,900	45,730
†	Syntha Pharmaceuticals	3,006	6,944
†	Theravance	11,200	163,968
†	Vanda Pharmaceuticals	6,500	76,505
†	Vical	9,900	26,829
†	Zymogenetics	8,943	41,138

			6,457,491

	Building Products–0.60%
	AAON	2,836	56,493
	American Woodmark	2,428	58,151
	Ameron International	2,019	135,353
	Apogee Enterprises	6,111	75,165
†	Broadwind Energy	7,800	88,296
†	Builders FirstSource	2,248	9,352
†	Gibraltar Industries	5,799	39,839
†	Griffon	8,661	72,060
	Insteel Industries	3,724	30,686
†	NCI Building Systems	3,555	9,385
	Quanex Building Products	7,906	88,705
	Simpson Manufacturing	8,175	176,743
†	Trex	2,835	37,904
	Universal Forest Products	4,028	133,287

			1,011,419

	Capital Markets–2.23%
†	Allied Capital	42,200	146,856
†	American Capital	50,600	162,426
	American Physicians Service Group	1,700	38,573
	Apollo Investment	30,555	183,330
	Ares Capital	22,691	182,889
	BGC Partners Class A	12,123	45,946
	BlackRock Kelso Capital	3,188	19,861
†	Broadpoint Gleacher Securities	6,700	37,386
	Calamos Asset Management Class A	3,710	52,348
	Capital Southwest	641	46,376
	Cohen & Steers	3,300	49,335
†	Diamond Hill Investments Group	400	16,072
†	E*Trade Financial	113,800	145,664
	Epoch Holding	2,279	19,691
	Evercore Partners Class A	2,023	39,732
†	FBR Capital Markets	4,458	20,953
†	FCStone Group	7,473	29,518
	GAMCO Investors	1,695	82,208
	GFI Group	15,592	105,090
	Gladstone Capital	3,830	28,840
	Gladstone Investment	4,000	19,320

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Capital Markets (continued)

†	Harris & Harris Group	4,300	$25,069
	Hercules Technology Growth Capital	8,433	70,500
†	International Assets Holding	800	11,896
	JMP Group	4,100	31,529
	Kayne Anderson Energy Development	2,163	28,681
†	KBW	8,047	231,432
†	Knight Capital Group Class A	20,133	343,268
	Kohlberg Capital	3,463	21,886
†	LaBranche	10,902	46,879
	Main Street Capital	2,000	27,380
†	MCG Capital	11,001	26,732
†	MF Global	22,900	135,796
	MVC Capital	3,803	32,173
	NGP Capital Resources	5,069	29,755
	Oppenheimer Holdings	2,400	50,808
†	optionsXpress Holdings	9,665	150,097
	PennantPark Investment	3,445	24,460
†	Penson Worldwide	4,334	38,789
†	Piper Jaffray	4,352	190,052
	Prospect Energy	9,283	85,404
†	Pzena Investment Management Class A	1,084	8,217
†	RiskMetrics Group	4,693	82,878
	Sanders Morris Harris Group	3,159	17,375
†	Stifel Financial	5,882	282,865
	SWS Group	5,236	73,147
†=	Teton Advisors	19	0
†	Thomas Weisel Partners Group	4,611	27,758
	TICC Capital	7,396	32,616
†	TradeStation Group	6,824	57,731
	Triangle Capital	2,200	24,024
	US Global Investors Class A	3,878	35,910
	Westwood Holdings Group	1,200	50,185

			3,767,706

	Chemicals–1.86%
	American Vanguard	4,464	50,443
	Arch Chemicals	5,695	140,040
	Balchem	4,373	107,226
†	Calgon Carbon	11,665	162,027
†	China Green Agriculture	2,600	21,034
†	Ferro	7,958	21,885
	Fuller (H.B.)	11,020	206,956
†	GenTek	2,131	47,585
†	Grace (W.R.)	16,085	198,971
	Hawkins	2,200	49,676
†	ICO	4,900	13,328
	Innophos Holdings	4,222	71,310
	Innospec	4,808	51,686
	Koppers Holdings	4,477	118,058
†	Landec	4,533	30,779
†	LSB Industries	4,265	68,965
	Minerals Technologies	4,180	150,564
	NewMarket	2,108	141,932
	NL Industries	2,091	15,432
	Olin	16,580	197,136
†	OM Group	6,508	188,862
†	Omnova Solutions	11,800	38,468
†	PolyOne	19,720	53,441
	Quaker Chemical	3,000	39,870
†	Rockwood Holdings	10,373	151,861
	Schulman (A.)	5,488	82,924
	Sensient Technologies	10,706	241,634
†	ShengdaTech	7,734	29,157
†	Solutia	21,800	125,568
†	Spartech	7,623	70,055
	Stepan	1,559	68,845
	Westlake Chemical	4,100	83,599
	Zep	4,292	51,719
†	Zoltek	6,146	59,739

			3,150,775

	Commercial Banks–5.87%
	1st Source	3,254	56,197
	Alliance Financial	1,100	31,196
	American National Bankshares	1,700	32,776
	Ameris Bancorp	2,631	16,628
	Ames National	1,200	29,292
	Arrow Financial	2,100	56,700
	Auburn National Bancorporation	700	19,950
	Bancfirst	1,494	51,663
	Banco Latinoamericano de Exportacions	6,522	81,068
†	Bancorp (Delaware)	3,400	20,400
	Bancorp (Rhode Island)	1,100	21,681
	Bank of Kentucky Financial	900	25,200
	Bank of Marin Bancorp	1,400	37,730
	Bank of the Ozarks	2,481	53,664
	Banner	2,206	8,427
	Bar Harbor Bankshares	900	27,765
	Boston Private Financial Holdings	16,515	73,987
	Bridge Bancorp	1,600	43,552
	Bryn Mawr Bank	1,300	24,531
	Camden National	1,800	61,254
†	Cape Bancorp	3,300	28,479
	Capital City Bank Group	2,495	42,041
	Cardinal Financial	6,200	48,546
	Cathay General Bancorp	10,937	104,011
	Center Bancorp	3,200	26,080
	Centerstate Banks of Florida	1,800	13,356
†	Central Pacific Financial	7,228	27,105
	Century Bancorp Class A	1,100	20,284
	Chemical Financial	4,286	85,334

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

†	Chicopee Bancorp	1,900	$24,643
	Citizens & Northern	1,600	32,912
	Citizens Holding	1,100	34,320
†	Citizens Republic Bancorp	25,208	17,898
	City Holding	3,393	103,011
	CNB Financial	2,400	34,008
	CoBiz Financial	3,509	22,493
†	Colonial BancGroup	41,300	25,606
	Columbia Banking System	3,809	38,966
	Community Bank System	6,960	101,338
	Community Trust Bancorp	3,613	96,648
	CVB Financial	15,121	90,272
†	Eagle Bancorp	3,000	26,310
	East West Bancorp	14,600	94,754
	Enterprise Bancorp	1,600	18,880
	Enterprise Financial Services	2,706	24,598
	Farmers Capital Bank	1,200	30,204
	Financial Institutions	1,900	25,954
	First Bancorp (Maine)	1,600	31,152
	First Bancorp (North Carolina)	2,679	42,007
	First Bancorp (Puerto Rico)	19,400	76,630
	First Busey	4,941	36,316
	First Commonwealth Financial	17,881	113,366
	First Community Bancshares	2,601	33,397
	First Financial	2,811	88,771
	First Financial Bancorp	8,273	62,213
	First Financial Bankshares	4,667	235,030
	First Merchants	4,304	34,561
	First Midwest Bancorp	10,372	75,819
	First of Long Island	1,500	34,710
	First South Bancorp	1,540	17,864
	FirstMerit	18,278	310,363
	FNB	19,601	121,330
	German American Bancorp	2,900	41,789
	Glacier Bancorp	13,333	196,928
	Great Southern Bancorp	2,600	53,430
†	Guaranty Bancorp	11,221	21,432
	Hampton Roads Bankshares	4,900	40,425
	Hancock Holding	5,069	164,692
	Harleysville National	8,703	40,904
	Heartland Financial USA	2,838	40,527
†	Heritage Financial	1,800	20,808
	Home Bancshares	2,805	53,407
	IBERIABANK	3,491	137,580
	Independent Bank (Massachusetts)	4,832	95,190
	International Bancshares	11,616	119,761
†	Investors Bancorp	9,542	87,405
	Lakeland Bancorp	4,265	38,342
	Lakeland Financial	2,910	55,290
	MainSource Financial Group	4,734	35,126
	MB Financial	7,321	74,601
	Merchants Bancshares	1,400	31,066
†	Metro Bancorp	1,000	19,260
	Midsouth Bancorp	1,400	23,520
†	Nara Bancorp	3,525	18,260
	National Bankshares	1,800	43,200
	National Penn Bancshares	17,306	79,781
	NBT Bancorp	7,643	165,930
	Northfiled Bancorp	4,759	55,300
	Northrim Bancorp	1,800	25,056
	Norwood Financial	600	18,816
	Ohio Valley Banc	1,100	32,274
	Old National Bancorp	15,575	152,947
	Old Second Bancorp	3,557	20,986
	Oriental Financial Group	4,525	43,893
	Orrstown Financial Services	1,300	48,412
†	Pacific Capital Bancorp	10,611	22,708
	Pacific Continental	3,400	41,242
	PacWest Bancorp	4,787	62,997
	Park National	2,439	137,755
	Peapack Gladstone Financial	2,100	40,509
	Penns Woods Bancorp	1,100	32,054
	Peoples Bancorp	2,340	39,897
	Peoples Financial	1,200	22,800
†	Pinnacle Financial Partners	4,862	64,762
	PremierWest Bancorp	3,780	12,814
	PrivateBancorp	8,130	180,811
	Prosperity Bancshares	9,977	297,614
	Renasant	4,111	61,747
	Republic Bancorp Class A	2,129	48,094
†	Republic First Bancorp	2,400	18,720
	S&T Bancorp	5,018	61,019
	S. Y. Bancorp	2,779	67,168
	Sandy Spring Bancorp	4,070	59,829
†	Santander BanCorp	517	3,598
	SCBT Financial	2,746	65,053
	Shore Bancshares	1,500	26,910
	Sierra Bancorp	1,111	14,032
†	Signature Bank	7,553	204,837
	Simmons First National Class A	3,340	89,245
	Smithtown Bancorp	3,300	42,207
	South Financial Group	22,801	27,133
	Southside Bancshares	2,571	58,799
	Southwest Bancorp	2,960	28,890
	State BanCorp	2,500	18,900
	StellarOne	4,500	58,275
	Sterling Bancorp	3,989	33,308
	Sterling Bancshares	17,796	112,649
†	Sterling Financial	10,984	31,963
	Suffolk Bancorp	2,268	58,152
†	Sun Bancorp	4,337	22,466
	Susquehanna Bancshares	17,899	87,526
†	SVB Financial Group	7,629	207,661

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

†	Texas Capital Bancshares	7,594	$117,479
	Tompkins Financial	1,993	95,564
	Tower Bancorp	1,000	35,150
	TowneBank	4,700	65,800
	Trico Bancshares	2,602	40,331
	Trustmark	12,275	237,153
	UCBH Holdings	28,174	35,499
	UMB Financial	6,936	263,637
	Umpqua Holdings	12,619	97,923
	Union Bankshares	3,198	47,874
	United Bankshares	8,423	164,585
†	United Community Banks	10,136	60,717
	United Security Bancshares	1,700	37,230
	Univest Corp. of Pennsylvania	3,015	61,084
	Washington Banking	2,800	26,376
	Washington Trust Bancorp	2,875	51,261
	WesBanco	4,524	65,779
	West Bancorporation	3,100	15,500
	Westamerica Bancorporation	6,345	314,776
†	Western Alliance Bancorp	8,827	60,377
	Wilber	1,900	21,090
	Wilshire Bancorp	3,629	20,867
	Wintrust Financial	5,765	92,701
	Yadkin Valley Financial	4,400	30,448

			9,944,924

	Commercial Services & Supplies–4.29%
	ABM Industries	9,757	176,309
†	ACCO Brands	9,433	26,601
	Administaff	4,814	112,022
†	Advisory Board	3,191	82,009
	American Ecology	4,434	79,457
†	American Reprographics	8,851	73,640
†	AMREP	286	3,155
†	APAC Customer Services	6,900	35,397
	Barrett Business Services	2,200	23,100
	Bowne & Co.	5,953	38,754
†	CBIZ	8,748	62,286
	CDI	3,149	35,111
†	Cenveo	10,406	44,017
†	China Housing & Land Development	7,100	40,896
†	Clean Harbors	4,339	234,263
	Comfort Systems USA	7,754	79,479
†	COMSYS IT Partners	2,347	13,730
†	Consolidated Graphics	2,038	35,502
†	Cornell Companies	2,038	33,036
	Corporate Executive Board	8,000	166,080
†	CoStar Group	4,317	172,119
	Courier	2,304	35,159
†	CRA International	2,278	63,237
	Deluxe	12,001	153,733
	Diamond Management & Technology Consultants	7,000	29,400
†	DigitalGlobe	3,700	71,040
	Duff & Phelps Class A	3,244	57,678
	EnergySolutions	17,758	163,374
†	EnerNOC	2,387	51,726
	Ennis	5,807	72,355
†	Exponent	2,823	69,192
†	First Advantage Class A	1,946	29,599
†	Franklin Covey	3,900	24,297
†	Fuel-Tech	4,382	42,505
	G&K Services Class A	4,154	87,857
†	Geo Group	11,079	205,848
†	GeoEye	4,438	104,559
	Healthcare Services Group	9,717	173,740
	Heidrick & Struggles International	3,406	62,160
	Herman Miller	11,803	181,058
†	Hill International	3,800	16,340
	HNI	9,700	175,182
†	Huron Consulting Group	4,586	212,011
†	ICF International	2,200	60,698
†	ICT Group	1,410	12,309
†	InnerWorkings	3,825	18,169
	Interface Class A	9,422	58,416
†	Kelly Services Class A	5,183	56,754
†	Kforce	7,360	60,867
	Kimball International Class B	7,623	47,568
	Knoll	9,522	72,177
†	Korn/Ferry International	9,474	100,803
†	M&F Worldwide	1,992	39,840
†	Mac-Gray	3,000	39,720
	McGrath RentCorp	5,464	104,144
†	Medifast	3,600	41,256
†	Metalico	3,900	18,174
	Mine Safety Appliances	5,598	134,912
†	Mobile Mini	8,440	123,815
†	MPS Group	20,794	158,866
	Multi-Color	2,349	28,799
†	Navigant Consulting	11,738	151,655
†	Odyssey Marine Exploration	12,793	20,469
†	On Assignment	7,526	29,427
†	Perma-Fix Environmental Services	14,700	35,574
†	PHH	12,244	222,595
†	Resources Connection	9,855	169,210
	Rollins	10,227	177,029
	Schawk	2,785	20,915
†	School Specialty	4,527	91,491
†	Spherion	11,586	47,734
†	Standard Parking	1,646	26,813
	Standard Register	3,321	10,826
	Steelcase Class A	17,300	100,686
†	SYKES Enterprises	8,167	147,741

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Services & Supplies (continued)

†	Team	3,776	$59,170
†	Tetra Tech	13,061	374,198
†	TrueBlue	10,232	85,949
†	United Stationers	5,139	179,248
	Viad	4,845	83,431
†	Volt Information Sciences	1,871	11,731
	VSE	800	20,928
†	Waste Services	4,457	23,087
	Watson Wyatt Worldwide Class A	9,174	344,300

			7,260,507

	Communications Equipment–3.54%
†	3Com	84,062	395,932
†	AboveNet	1,300	105,274
†	Acme Packet	9,438	95,513
†	ADC Telecommunications	20,400	162,384
	Adtran	12,601	270,543
†	Airvana	4,988	31,774
†	Anaren Microwave	3,632	64,214
†	Arris Group	26,782	325,669
†	Aruba Networks	12,443	108,752
†	Avocent	9,299	129,814
	Bel Fuse Class A	2,545	40,822
†	BigBand Networks	7,773	40,186
	Black Box	3,680	123,170
†	Blue Coat Systems	9,261	153,177
†	Cogo Group	4,384	26,172
	Communications Systems	2,000	19,600
†	Comtech Telecommunications	6,119	195,074
†	DG FastChannel	3,858	70,601
†	Digi International	5,537	53,986
†	EMS Technologies	3,197	66,817
†	Emulex	19,022	186,035
†	Extreme Networks	18,967	37,934
†	Globecomm Systems	3,500	25,165
†	Harmonic	20,701	121,929
†	Harris Stratex Networks Class A	13,960	90,461
†	Hughes Communications	2,234	51,002
†	Infinera	17,635	161,008
†	InterDigital	10,030	245,133
†	Ixia	5,782	38,971
†	KVH Industries	4,000	27,320
†	Loral Space & Communications	2,037	52,453
†	ModusLink Global Solutions	9,692	66,487
†	NETGEAR	7,917	114,084
†	Network Equipment Technologies	8,100	34,506
†	Neutral Tandem	6,970	205,754
†	Oplink Communications	3,972	45,281
†	Opnext	8,953	19,159
†	Parkervision	8,500	26,010
†	PC-Tel	3,600	19,260
	Plantronics	10,816	204,531
†	Polycom	19,007	385,272
†	Powerwave Technologies	25,776	41,499
†	Riverbed Technology	12,400	287,556
†	SeaChange International	7,635	61,309
†	ShoreTel	10,011	80,088
†	Sonus Networks	48,051	77,362
†	Starent Networks	8,315	202,969
†	Sycamore Networks	42,093	131,751
†	Symmetricom	10,160	58,623
†	Tekelec	14,254	239,895
†	UTStarcom	23,502	38,308
†	Viasat	5,452	139,789

			5,996,378

	Computers & Peripherals–1.46%
†	3PAR	6,220	77,128
†	ActivIdentity	13,000	32,890
†	Adaptec	26,255	69,576
†	Avid Technology	6,483	86,937
†	Compellent Technologies	3,638	55,480
†	Cray	8,586	67,658
†	Data Domain	10,867	362,413
†	Electronics for Imaging	11,656	124,253
†	Imation	5,914	45,006
†	Immersion	5,897	29,131
†	Intermec	13,383	172,641
†	Intevac	5,482	47,748
†	Isilon Systems	4,712	19,979
†	Netezza	11,358	94,499
†	Novatel Wireless	7,252	65,413
†	Palm	30,679	508,350
†	Quantum	42,733	35,468
†	Rimage	1,878	31,194
†	Silicon Graphics International	7,525	34,164
†	STEC	5,074	117,666
†	Stratasys	5,146	56,555
†	Super Micro Computer	6,238	47,783
†	Synaptics	7,542	291,498

			2,473,430

	Construction & Engineering–0.98%
†	Argan	2,200	31,086
†	Dycom Industries	8,345	92,379
†	EMCOR Group	14,785	297,475
†	Furmanite	9,500	42,370
	Granite Construction	7,390	245,939
†	Great Lakes Dredge & Dock	10,471	50,051
†	Insituform Technologies Class A	9,066	153,850
†	Integrated Electrical Services	1,620	12,652
†	Layne Christensen	4,100	83,845
†	MasTec	12,256	143,640
†	Michael Baker	1,842	78,027

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Construction & Engineering (continued)

†	MYR Group	4,200	$84,924
†	Northwest Pipe	1,839	63,924
†	Orion Marine Group	4,900	93,100
†	Pike Electric	3,782	45,573
†	Sterling Construction	2,600	39,676
†	Tutor Perini	6,108	106,035

			1,664,546

	Construction Materials–0.13%
†	Headwaters	8,551	28,731
	Texas Industries	5,171	162,163
†	United States Lime & Minerals	300	12,726
†	US Concrete	5,246	10,387

			214,007

	Consumer Finance–0.40%
	Advance America Cash Advance Centers	8,155	36,127
†@	Cardtronics	1,632	6,218
	Cash America International	6,252	146,233
†	CompuCredit Holdings	2,815	6,475
†	Credit Acceptance	1,416	30,940
†	Dollar Financial	5,545	76,466
†	Ezcorp Class A	9,328	100,555
†	First Cash Financial Services	5,550	97,236
†	First Marblehead	17,600	35,552
†	Nelnet Class A	3,598	48,897
†	Rewards Network	5,800	21,924
†	World Acceptance	3,637	72,413

			679,036

	Containers & Packaging–0.45%
†	AEP Industries	1,452	38,318
†	Boise	5,976	10,279
†	BWAY Holding	1,700	29,801
†	Graphic Packaging Holding	20,002	36,604
	Myers Industries	5,872	48,855
	Rock-Tenn Class A	8,262	315,277
	Silgan Holdings	5,720	280,452

			759,586

	Distributors–0.05%
†	Audiovox Class A	5,085	29,798
†	Core Mark Holding	2,162	56,342

			86,140

	Diversified Consumer Services–1.29%
†	American Public Education	3,802	150,597
†	Bridgepoint Education	3,500	59,500
†	Capella Education	3,159	189,382
†	ChinaCast Education	7,500	53,400
†	Coinstar	6,714	179,264
†	Corinthian Colleges	17,247	291,991
	CPI	1,500	25,485
†	GP Strategies	4,800	28,272
†	Grand Canyon Education	3,900	65,442
†	Jackson Hewitt Tax Service	5,722	35,820
†	K12	5,642	121,585
†	Learning Tree International	1,600	16,480
†	Lincoln Educational Services	2,478	51,865
	Matthews International Class A	6,463	201,129
†	Nobel Learning Communities	1,400	16,058
†	Pre-Paid Legal Services	1,784	77,765
†	Princeton Review	2,700	14,607
	Regis	9,499	165,378
	Sotheby’s	14,837	209,349
†	Steiner Leisure	2,959	90,338
	Stewart Enterprises Class A	16,831	81,125
†	Universal Technical Institute	4,433	66,185

			2,191,017

	Diversified Financial Services–0.44%
	Ampal American Israel Class A	1,966	4,797
†	Asset Acceptance Capital	4,017	30,891
	Compass Diversified Holdings	4,780	38,670
†	Encore Capital Group	3,675	48,694
	Fifth Street Finance	5,191	52,121
	Financial Federal	6,120	125,766
	Life Partners Holding	1,375	19,498
†	MarketAxess Holdings	7,340	69,950
	Medallion Financial	2,700	20,655
†	NewStar Financial	4,164	7,953
†	PICO Holdings	4,475	128,433
†	Portfolio Recovery Associates	3,423	132,573
	Primoris Services	2,700	20,034
†	Primus Guaranty	5,661	13,360
	Resource America Class A	2,041	10,981
†	Virtus Investment Partners	884	12,986

			737,362

	Diversified Telecommunication Services–0.78%
	Alaska Communications Systems Group	9,566	70,023
	Atlantic Tele-Network	1,769	69,504
†	Cbeyond	5,338	76,600
†	Cincinnati Bell	44,695	126,934
†	Cogent Communications Group	10,365	84,475
	Consolidated Communications Holdings	5,444	63,749
	D&E Communications	3,800	38,874
†	Fairpoint Communications	16,415	9,849
†	Fibernet Telecom Group	1,800	22,356
†	General Communication Class A	9,862	68,344
†	Global Crossing	7,019	64,434
	HickoryTech	3,800	29,184
†	iBasis	4,823	6,318
	Iowa Telecommunications Services	6,840	85,568
	NTELOS Holdings	6,632	122,161

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Diversified Telecommunications Services (continued)

†	PAETEC Holding	28,332	$76,496
†	Premiere Global Services	13,819	149,799
	Shenandoah Telecommunications	5,295	107,436
†	SureWest Communications	3,900	40,833

			1,312,937

	Electric Utilities–1.14%
	ALLETE	6,055	174,081
	Central Vermont Public Service	2,528	45,757
	Cleco	12,972	290,832
	El Paso Electric	9,732	135,859
	Empire District Electric	7,107	117,408
	Idacorp	10,082	263,543
	MGE Energy	5,349	179,459
	Portland General Electric	16,896	329,134
	UIL Holdings	6,315	141,772
	Unisource Energy	7,611	201,996
	Unitil	2,700	55,674

			1,935,515

	Electrical Equipment–2.14%
	Acuity Brands	9,184	257,611
†	Advanced Battery Techhologies	11,600	46,632
†	American Superconductor	9,271	243,364
†	AZZ	2,510	86,369
	Baldor Electric	9,963	237,020
	Belden	10,163	169,722
	Brady Class A	10,289	258,459
	Chase	1,900	22,610
†	China BAK Battery	10,300	30,385
	Encore Wire	3,850	82,198
†	Ener1	9,900	54,054
†	Energy Conversion Devices	9,800	138,670
†	EnerSys	9,412	171,204
†	Evergreen Solar	38,103	82,684
	Franklin Electric	4,849	125,686
†	FuelCell Energy	13,567	56,710
†	Fushi Copperweld	2,400	19,848
†	GrafTech International	25,883	292,736
†	Harbin Electric	3,000	46,920
†	II-VI	5,869	130,116
†	LaBarge	2,200	20,394
	LSI Industries	4,947	26,961
†	Microvision	12,300	37,761
†	Orion Energy Systems	1,198	4,493
†	Polypore International	5,693	63,306
†	Powell Industries	1,584	58,719
†	Power-One	15,010	22,365
†	PowerSecure International	3,200	13,632
	Preformed Line Products	679	29,917
	Regal-Beloit	7,721	306,677
	Smith (A.O.)	5,123	166,856
†	Ultralife	2,300	16,491
†	Valence Technology	9,000	16,110
†	Vicor	4,521	32,642
	Woodward Governor	12,952	256,450

			3,625,772

	Electronic Equipment, Instruments & Components–2.13%
†	Acacia Research–Acacia Technologies	8,100	63,747
	Agilysys	3,976	18,608
†	Anixter International	6,650	249,973
†	Benchmark Electronics	14,612	210,412
†	Brightpoint	11,536	72,331
†	Checkpoint Systems	8,582	134,652
†	China Security & Surveillance Technology	6,600	49,764
†	Cogent	10,171	109,135
	Cognex	8,417	118,932
†	Coherent	4,800	99,264
†	Comverge	3,565	43,137
†	CPI International	1,737	15,095
	CTS	7,872	51,562
	Daktronics	6,314	48,618
†	DDi	4,600	20,838
†	DTS	4,162	112,665
†	Echelon	6,774	57,444
	Electro Rent	4,882	46,330
†	Electro Scientific Industries	6,120	68,422
†	FARO Technologies	3,398	52,771
†	ICx Technologies	2,700	16,200
†	Insight Enterprises	9,883	95,470
†	IPG Photonics	4,435	48,652
†	L-1 Identity Solutions	16,478	127,540
†	Littelfuse	5,070	101,197
†	Maxwell Technologies	5,000	69,150
†	Measurement Specialties	4,208	29,666
†	Mercury Computer Systems	5,168	47,804
	Methode Electronics	8,398	58,954
	MTS Systems	3,588	74,092
†	Multi-Fineline Electronix	2,060	44,084
†	Newport	7,555	43,743
†	OSI Systems	3,418	71,265
†	PAR Technology	2,700	17,253
	Park Electrochemical	4,687	100,911
†	PC Connection	872	4,578
†	PC Mall	2,000	13,520
†	Plexus	8,793	179,905
†	RadiSys	5,242	47,230
†	RAE Systems	13,900	19,182
†	Rofin-Sinar Technologies	6,602	132,106
†	Rogers	3,479	70,380
†	SatCon Technology	14,900	26,820
†	ScanSource	6,020	147,610

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electronic Equipment, Instruments & Components (continued)

†	Smart Modular Technologies	10,133	$23,002
†	Spectrum Control	3,500	30,800
†	Synnex	4,563	114,029
	Technitrol	7,993	51,715
†	TTM Technologies	9,145	72,794
†	Universal Display	6,542	63,981
†	Zygo	2,467	11,496

			3,598,829

	Energy Equipment & Services–1.67%
†	Allis-Chalmers Energy	15,686	36,235
†	Basic Energy Services	5,905	40,331
†	Bolt Technology	1,500	16,860
†	Boots & Coots	21,900	30,441
†	Bristow Group	6,181	183,143
†	Bronco Drilling	5,315	22,748
†	Cal Dive International	8,975	77,454
	CARBO Ceramics	4,023	137,587
†	Complete Production Services	11,673	74,240
†	Dawson Geophysical	1,511	45,103
†	Dril-Quip	6,667	254,012
†	Energy Recovery	8,500	60,180
†	ENGlobal	2,451	12,059
†	Geokinetics	797	10,879
†	Global Industries	23,500	133,010
	Gulf Island Fabrication	3,295	52,160
†	Gulfmark Offshore	5,018	138,497
†	Hercules Offshore	21,500	85,355
†	Hornbeck Offshore Services	5,074	108,533
†	ION Geophysical	21,730	55,846
†	Key Energy Services	29,000	167,040
	Lufkin Industries	3,142	132,121
†	Matrix Service	5,979	68,639
†	Natco Group	4,278	140,832
†	Natural Gas Services Group	3,200	42,560
†	Newpark Resources	17,381	49,536
†	OYO Geospace	572	14,678
†	Parker Drilling	27,227	118,165
†	PHI	2,958	50,700
†	Pioneer Drilling	10,504	50,314
	RPC	5,879	49,090
†	Sulphco	16,465	15,148
†	Superior Well Services	4,267	25,389
†	T-3 Energy Services	2,984	35,539
†	TETRA Technologies	17,700	140,892
†	TGC Industries	4,200	20,454
†	Union Drilling	3,677	24,342
†	Willbros Group	8,394	105,009

			2,825,121

	Food & Staples Retailing–0.90%
	Andersons	3,760	112,574
	Arden Group	200	25,020
	Casey’s General Stores	10,891	279,789
†	Great Atlantic & Pacific Tea	7,703	32,738
	Ingles Markets Class A	2,636	40,173
	Nash Finch	3,020	81,721
†	Pantry	4,578	75,995
	PriceSmart	3,363	56,330
	Ruddick	9,317	218,297
	Spartan Stores	4,888	60,660
†	Susser Holdings	1,600	17,904
†	United Natural Foods	9,463	248,404
	Village Super Market Class A	1,314	39,092
	Weis Markets	2,578	86,415
†	Winn Dixie Stores	12,035	150,919

			1,526,031

	Food Products–1.44%
†	AgFeed Industries	6,800	40,324
	Alico	609	18,282
†	American Dairy	1,731	68,651
†	American Italian Pasta	4,900	142,786
	B&G Foods Class A	3,500	29,435
	Calavo Growers	1,900	37,677
	Cal-Maine Foods	3,283	81,944
†	Chiquita Brands International	10,132	103,954
†	Darling International	17,841	117,751
	Diamond Foods	3,400	94,860
	Farmer Brothers	1,800	41,184
†	Fresh Del Monte Produce	9,185	149,348
	Griffin Land & Nurseries	600	18,768
†	Hain Celestial Group	8,887	138,726
†	HQ Sustainable Maritime Industries	1,400	12,810
	Imperial Sugar	2,812	34,053
	J&J Snack Foods	2,980	106,982
	Lancaster Colony	4,371	192,630
	Lance	6,506	150,484
†	Lifeway Foods	1,100	14,190
†	Omega Protein	3,100	12,586
†	Overhill Farms	4,600	24,242
	Sanderson Farms	4,392	197,640
†	Seneca Foods Class A	1,700	56,814
†	Smart Balance	13,200	89,892
†	Synutra International	4,775	52,525
	Tootsie Roll Industries	5,679	128,857
†	Treehouse Foods	7,295	209,877
†	Zhongpin	4,600	47,656
†	Zapata	2,900	19,749

			2,434,677

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Gas Utilities–1.39%
	Chesapeake Utilities	1,600	$52,048
	Laclede Group	4,699	155,678
	New Jersey Resources	9,406	348,398
	NICOR	10,106	349,870
	Northwest Natural Gas	5,939	263,216
	Piedmont Natural Gas	16,170	389,860
	South Jersey Industries	6,498	226,715
	Southwest Gas	9,887	219,590
	WGL Holdings	10,853	347,513

			2,352,888

	Health Care Equipment & Supplies–3.88%
†	Abaxis	4,376	89,883
†	ABIOMED	5,876	51,826
†	Accuray	8,254	55,054
†	Align Technology	12,596	133,518
†	Alphatec Holdings	4,900	16,268
†	American Medical System Holdings	15,809	249,782
	Analogic	2,951	109,039
†	AngioDynamics	4,982	66,111
†	Aspect Medical Systems	5,000	29,550
	Atrion	300	40,227
†	ATS Medical	12,600	41,454
†	Bovie Medical	4,600	40,066
†	Cantel Medical	2,543	41,273
†	Cardiac Science	3,500	14,070
†	Cardiovascular Systems	3,000	23,130
†	Conceptus	7,219	122,001
†	Conmed	6,970	108,174
†	CryoLife	5,689	31,517
†	Cutera	3,700	31,894
†	Cyberonics	6,586	109,525
†	Cynosure Class A	1,586	12,133
†	Delcath Systems	6,700	23,986
†	DexCom	9,400	58,186
†	Electro-Optical Sciences	4,800	37,392
†	Endologix	12,000	40,080
†	EnteroMedics	5,100	16,983
†	ev3	16,268	174,393
†	Exactech	1,300	18,850
†	Greatbatch	5,484	123,993
†	Haemonetics	5,503	313,672
†	Hansen Medical	6,777	33,478
†	Home Diagnostics	3,600	22,104
†	ICU Medical	2,968	122,133
†	I-Flow	6,156	42,723
†	Immucor	16,278	223,985
†	Insulet	6,796	52,329
†	Integra LifeSciences Holdings	4,144	109,857
	Invacare	5,942	104,876
†	IRIS International	4,200	49,560
†	Kensey Nash	1,656	43,404
†	Masimo	10,876	262,221
†	Medical Action Industries	3,740	42,823
†	Merge Healthcare	7,300	31,390
	Meridian Bioscience	8,902	201,007
†	Merit Medical Systems	6,611	107,759
†	Micrus Endovascular	2,749	24,851
†	Natus Medical	6,754	77,941
†	Neogen	3,000	86,940
†	Nutraceutical International	3,100	32,209
†	NuVasive	7,878	351,360
†	NxStage Medical	5,601	33,046
†	OraSure Technologies	9,184	22,684
†	Orthofix International	3,510	87,785
†	Orthovita	16,000	82,400
†	Palomar Medical Technologies	4,438	65,061
†	Quidel	5,558	80,924
†	Rochester Medical	2,700	36,180
†	Rockwell Medical Technologies	4,100	30,955
†	RTI Biologics	12,488	53,574
†	Sirona Dental System	3,417	68,306
†	Somanetics	2,200	36,322
†	SonoSite	3,521	70,631
†	Spectranetics	8,355	41,190
†	Stereotaxis	6,171	23,943
	STERIS	13,099	341,623
†	SurModics	3,051	69,044
†	Symmetry Medical	8,133	75,800
†	Synovis Life Technologies	2,200	45,694
†	Thoratec	12,206	326,878
†	TomoTherapy	6,813	18,736
†	TranS1	2,050	12,772
	Utah Medical Products	1,000	26,710
†	Vascular Solutions	4,400	34,408
†	Volcano	10,485	146,580
	West Pharmaceutical Services	6,978	243,183
†	Wright Medical Group	8,355	135,852
	Young Innovations	1,500	32,685
†	Zoll Medical	4,333	83,800

			6,573,746

	Health Care Providers & Services–3.81%
†	Air Methods	2,385	65,254
†	Alliance HealthCare Services	5,448	39,934
†	Allied Healthcare International	13,100	28,427
†	Allion Healthcare	5,500	32,725
†	Almost Family	1,600	41,776
†	Amedisys	5,851	193,200
†	America Service Group	2,200	35,354
†	American Dental Partners	3,600	32,652
†	AMERIGROUP	11,610	311,728
†	AMN Healthcare Services	6,580	41,980
†	Amsurg	6,633	142,212

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Providers & Services (continued)

†	Assisted Living Concepts Class A	2,258	$32,854
†	athenahealth	7,214	266,990
†	Bio-Reference Labs	2,900	91,669
†	BioScrip	10,700	63,344
†	BMP Sunstone	8,701	41,243
†	Capital Senior Living	6,667	30,335
†	CardioNet	5,700	93,024
†	Catalyst Health Solutions	7,750	193,285
†	Centene	9,793	195,664
	Chemed	5,078	200,479
†	Chindex International	3,500	43,295
†	Clarient	8,400	31,248
†	Continucare	9,000	20,970
†	CorVel	1,908	43,445
†	Cross Country Healthcare	5,925	40,705
†	Emergency Medical Services	2,079	76,549
†	Emeritus	5,065	66,909
	Ensign Group	2,900	41,267
†	Genoptix	3,955	126,520
†	Gentiva Health Services	5,900	97,114
†	Hanger Orthopedic Group	5,000	67,950
†	Health Grades	7,000	27,370
†	HealthSouth	18,996	274,301
†	HealthSpring	11,363	123,402
†	Healthways	6,817	91,689
†	HMS Holdings	5,537	225,467
†	inVentiv Health	7,736	104,668
†	IPC the Hospitalist	3,904	104,198
†	Kindred Healthcare	9,252	114,447
	Landauer	2,114	129,673
†	LCA-Vision	5,200	21,944
†	LHC Group	3,018	67,030
†	Magellan Health Services	7,590	249,104
†	MedCath	2,679	31,505
†	Metropolitan Health Networks	12,100	24,321
†	Molina Healthcare	3,234	77,357
†	MWI Veterinary Supply	2,198	76,622
	National Healthcare	1,573	59,680
	National Research	200	4,880
†	Nighthawk Radiology Holdings	4,925	18,223
†	NovaMed	6,200	24,490
†	Odyssey HealthCare	6,657	68,434
	Owens & Minor	9,174	402,004
†	PharMerica	6,522	128,027
†	Providence Service	1,609	17,619
†	PSS World Medical	12,709	235,244
†	Psychiatric Solutions	12,283	279,314
†	RadNet	3,900	8,775
†	RehabCare Group	3,900	93,327
†	Res-Care	6,062	86,687
†	Skilled Healthcare Group	3,812	28,590
†	Sun Healthcare Group	8,858	74,762
†	Sunrise Senior Living	8,591	14,175
†	Triple-S Management Class B	5,003	77,997
†	U.S. Physical Therapy	2,100	30,975
†	Universal American Financial	6,824	59,505
†	Virtual Radiologic	830	7,495
†	WellCare Health Plans	8,900	164,561

			6,457,963

	Health Care Technology–0.46%
†	AMICAS	10,200	28,356
	Computer Programs & Systems	2,027	77,654
†	Eclipsys	11,956	212,578
†	MedAssets	8,283	161,104
†	Omnicell	7,706	82,840
†	Phase Forward	9,742	147,202
†	Transcend Services	1,800	28,530
†	Vital Images	3,009	34,152

			772,416

	Hotels, Restaurants & Leisure–2.62%
†	AFC Enterprises	6,174	41,675
	Ambassadors Group	4,530	62,378
	Ameristar Casinos	6,081	115,721
†	Bally Technologies	12,020	359,638
†	Benihana	4,000	25,280
†	BJ’s Restaurants	4,201	70,871
†	Bluegreen	3,077	7,754
	Bob Evans Farms	6,836	196,467
†	Buffalo Wild Wings	3,680	119,674
†	California Pizza Kitchen	3,955	52,562
†	Carrols Restaurant Group	3,400	22,644
†	CEC Entertainment	5,402	159,251
†	Cheesecake Factory	13,100	226,630
	Churchill Downs	1,988	66,916
	CKE Restaurants	11,630	98,622
	Cracker Barrel Old Country Store	4,872	135,929
†	Denny’s	20,736	44,582
†	Diedrich Coffee	1,000	23,780
†	DineEquity	4,100	127,879
†	Domino’s Pizza	8,591	64,347
	Dover Downs Gaming & Entertainment	2,170	10,091
†	Einstein Noah Restaurant Group	2,000	17,300
	Frisch’s Restaurants	700	20,678
†	Gaylord Entertainment	6,970	88,589
†	Great Wolf Resorts	3,854	7,862
†	Interval Leisure Group	9,600	89,472
†	Isle of Capri Casinos	2,845	37,895
†	Jack in the Box	12,798	287,315
†	Krispy Kreme Doughnuts	10,843	32,529
†	Landry’s Restaurants	2,174	18,696
†	Life Time Fitness	8,532	170,725

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)

†	Luby’s	4,000	$16,240
	Marcus	4,012	42,206
†	McCormick & Schmick’s Seafood Restaurants	4,200	31,962
†	Monarch Casino & Resort	2,757	20,126
†	Morgans Hotel Group	4,468	17,112
†	Multimedia Games	7,300	36,208
†	O’Charleys	3,241	29,979
†	Orient-Express Hotels Class A	18,100	153,669
†	P.F. Chang’s China Bistro	5,321	170,591
†	Papa John’s International	4,603	114,108
†	Peet’s Coffee & Tea	2,875	72,450
†	Pinnacle Entertainment	13,468	125,118
†	Red Lion Hotels	4,400	21,120
†	Red Robin Gourmet Burgers	3,408	63,900
†	Ruby Tuesday	10,850	72,261
†	Ruth’s Hospitality Group	3,025	11,102
†	Shuffle Master	10,723	70,879
†	Sonic	13,291	133,309
	Speedway Motorsports	2,928	40,289
†	Steak n Shake	4,412	38,561
†	Texas Roadhouse Class A	11,546	125,967
†	Town Sports International Holding	3,482	13,058
†	Vail Resorts	6,524	174,974
†	Youbet.com	8,700	28,710

			4,427,651

	Household Durables–1.19%
	American Greetings Class A	7,992	93,347
†	Beazer Homes USA	8,257	15,110
	Blyth	1,255	41,151
†	Brookfield Homes	1,560	6,240
†	Cavco Industries	1,600	40,528
†	Central Garden & Pet Class A	14,563	143,446
	CSS Industries	1,604	32,690
	Ethan Allen Interiors	5,485	56,825
†	Furniture Brands International	10,781	32,666
†	Helen of Troy	6,232	104,635
	Hooker Furniture	2,894	33,223
†	Hovnanian Enterprises Class A	12,755	30,102
†	iRobot	4,333	56,242
†	La-Z-Boy	10,365	48,923
†	M/I Homes	4,821	47,198
†	Meritage Homes	6,520	122,967
	National Presto Industries	1,144	87,058
	Ryland Group	9,200	154,560
†	Sealy	9,182	17,997
	Skyline	1,822	39,629
†	Standard Pacific	25,278	51,314
†	Stanley Furniture	2,900	31,291
†	Tempur-Pedic International	16,599	216,949
	Tupperware Brands	13,531	352,076
†	Universal Electronics	3,214	64,826
	WD-40	3,487	101,123

			2,022,116

	Household Products–0.01%
	Oil-Dri Corp. of America	1,600	23,760

			23,760

	Independent Power Producers & Energy Traders–0.01%
†	US Geothermal	11,200	15,904

			15,904

	Industrial Conglomerates–0.27%
	Otter Tail	7,658	167,250
	Raven Industries	3,660	93,696
	Seaboard	71	79,662
	Standex International	2,346	27,214
	Tredegar	7,094	94,492
†	United Capital	100	1,832

			464,146

	Insurance–3.15%
†	Ambac Financial Group	66,800	61,456
	American Equity Investment Life Holding	10,829	60,426
	American Physicians Capital	1,758	68,843
†	American Safety Insurance Holdings	1,900	25,859
†	Amerisafe	4,223	65,710
	Amtrust Financial Services	5,716	65,162
	Argo Group International Holdings	6,585	185,829
	Assured Guaranty	12,742	157,746
	Baldwin & Lyons Class B	1,618	31,875
†	Citizens	8,422	51,206
†	CNA Surety	3,762	50,749
†	Conseco	44,600	105,702
†	Crawford & Co. Class B	4,340	20,832
	Delphi Financial Group	9,914	192,629
	Donegal Group Class A	2,153	32,747
	Eastern Insurance Holdings	2,400	22,584
†	eHealth	5,068	89,501
	EMC Insurance Group	1,105	22,995
	Employers Holdings	9,739	131,963
†	Enstar Group	1,608	94,631
	FBL Financial Group Class A	2,017	16,660
†	First Acceptance	1,845	3,930
	First Mercury Financial	3,095	42,618
	Flagstone Reinsurance Holdings	9,410	96,923
†	FPIC Insurance Group	1,764	54,014
†	Greenlight Capital Re Class A	6,024	104,275
†	Hallmark Financial Service	875	6,256
	Harleysville Group	2,780	78,452

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

†	Hilltop Holdings	8,063	$95,708
	Horace Mann Educators	7,835	78,115
	Independence Holding	522	3,320
	Infinity Property & Casualty	2,820	102,817
	IPC Holdings	12,431	339,864
	Kansas City Life Insurance	1,012	27,233
	Maiden Holdings	10,900	71,504
	Max Capital Group	10,713	197,762
	Meadowbrook Insurance Group	12,560	82,017
	Mercer Insurance Group	1,600	25,440
	Montpelier Re Holdings	18,512	246,024
†	National Financial Partners	10,165	74,408
	National Interstate	991	15,043
	National Western Life Insurance Class A	530	61,878
†	Navigators Group	2,941	130,669
	NYMAGIC	608	8,439
†	Phoenix Companies	22,587	37,720
	Platinum Underwriters Holdings	11,038	315,576
†	PMA Capital Class A	6,298	28,656
	Presidential Life	5,296	40,091
†	ProAssurance	7,104	328,276
	RLI	4,104	183,859
	Safety Insurance Group	2,703	82,604
†	SeaBright Insurance Holdings	3,980	40,317
	Selective Insurance Group	11,589	147,992
	State Auto Financial	2,774	48,545
	Stewart Information Services	3,754	53,495
	Tower Group	8,571	212,389
†	United America Indemnity Class A	9,213	44,130
	United Fire & Casualty	4,748	81,428
†	Universal Insurance Holdings	4,100	20,582
	Zenith National Insurance	7,945	172,724

			5,340,198

	Internet & Catalog Retail–0.38%
†	1-800-FLOWERS.com Class A	3,982	7,645
†	Blue Nile	2,813	120,931
†	Drugstore.com	14,900	27,118
†	Gaiam Class A	2,938	16,071
†	HSN	9,500	100,415
	NutriSystem	6,400	92,800
†	Orbitz Worldwide	7,477	14,206
†	Overstock.com	3,633	43,451
†	PetMed Express	5,034	75,661
†	Shutterfly	4,566	63,696
†	Stamps.com	2,881	24,431
†	Ticketmaster Entertainment	9,300	59,706

			646,131

	Internet Software & Services–2.71%
†	Ariba	18,477	181,814
†	Art Technology Group	27,019	102,672
†	AsiaInfo Holdings	6,003	103,312
†	Bankrate	2,685	67,769
†	Chordiant Software	8,316	30,187
†	comScore	5,339	71,115
†	Constant Contact	5,754	114,159
†	DealerTrack Holdings	8,480	144,160
†	Dice Holdings	2,649	12,318
†	Digital River	8,265	300,185
†	DivX	6,891	37,832
†	EarthLink	23,733	175,862
†	GSI Commerce	5,198	74,072
	Imergent	2,700	18,900
†	infospace	7,469	49,519
†	Innodata Isogen	6,300	27,594
†	Internap Network Services	11,489	40,097
†	Internet Brands Class A	6,986	48,902
†	Internet Capital Group	7,673	51,639
†	iPass	14,800	23,680
†	j2 Global Communications	10,064	227,044
†	Keynote Systems	3,430	26,205
†	Knot	6,966	54,892
†	Limelight Networks	5,777	25,419
†	Liquidity Services	2,600	25,636
†	LivePerson	11,100	44,400
†	LoopNet	3,415	26,466
	Marchex Class B	3,808	12,833
†	MercadoLibre	5,637	151,523
†	Move	37,557	81,123
†	NIC	12,268	83,054
†	Omniture	14,352	180,261
†	OpenTable	900	27,153
†	Openwave Systems	21,300	47,712
†	Perficient	7,593	53,075
†	Rackspace Hosting	14,100	195,426
†	RealNetworks	17,854	53,383
†	S1	11,340	78,246
†	Saba Software	7,200	27,720
†	SAVVIS	7,698	88,219
†	SolarWinds	3,200	52,768
†	SonicWALL	11,620	63,678
†	support.com	8,300	18,094
†	Switch & Data Facilities	4,871	57,137
†	TechTarget	2,522	10,088
†	Terremark Worldwide	13,090	75,660
†	Travelzoo	1,800	19,710
	United Online	19,845	129,191
†	ValueClick	19,116	201,100
†	Vignette	5,579	73,364
†	VistaPrint	9,218	393,148
†	Vocus	3,268	64,576
†	Web.com Group	7,200	40,536

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Internet Software & Services (continued)

†	Websense	9,447	$168,534
†	Zix	18,000	27,000

			4,580,162

	IT Services–2.21%
†	Acxiom	15,800	139,514
†	CACI International Class A	6,577	280,904
	Cass Information Systems	2,074	67,903
†	CGS Systems International	7,577	100,319
†	China Information Security Technology	4,300	12,298
†	CIBER	17,321	53,695
†	Computer Task Group	4,400	26,840
†	CyberSource	14,764	225,889
†	eLoyalty	2,200	17,336
†	Euronet Worldwide	10,522	204,022
†	ExlService Holdings	3,142	35,222
†	Forrester Research	3,154	77,431
†	Gartner	13,102	199,937
†	Global Cash Access Holdings	7,897	62,860
†	Hackett Group	7,100	16,543
	Heartland Payment Systems	9,151	87,575
	iGate	3,835	25,388
	infoGROUP	5,966	34,066
†	Information Services Group	7,000	21,070
†	Integral Systems	3,488	29,020
†	Lionbridge Technologies	16,400	30,176
†	Mantech International Class A	4,629	199,232
	MAXIMUS	3,679	151,759
†	MoneyGram International	22,400	39,872
†	NCI Class A	1,200	36,504
†	Ness Technologies	10,428	40,773
†	Online Resources	4,279	26,701
†	Perot Systems Class A	18,713	268,157
†	RightNow Technologies	4,108	48,474
†	Safeguard Scientifics	31,549	41,645
†	Sapient	18,670	117,434
†	SRA International Class A	9,224	161,973
†	StarTek	3,500	28,070
	Syntel	2,576	80,989
†	TeleTech Holdings	7,654	115,958
†	Tier Technologies	4,800	36,864
†	TNS	5,254	98,513
†	Unisys	88,200	133,182
†	VeriFone Holdings	17,100	128,421
†	Virtusa	2,656	21,328
†	Wright Express	8,539	217,488

			3,741,345

	Leisure Equipment & Products–0.61%
	Brunswick	19,300	83,376
	Callaway Golf	14,945	75,771
†	Eastman Kodak	56,600	167,536
†	JAKKS Pacific	5,580	71,591
†	LeapFrog Enterprises	5,281	12,093
†	Marine Products	1,434	5,378
	Polaris Industries	6,541	210,098
	Pool	10,400	172,224
†	RC2	4,527	59,892
†	Smith & Wesson Holding	10,964	62,276
†	Steinway Musical Instruments	1,292	13,837
†	Sturm Ruger & Co.	4,800	59,712
†	Universal Travel Group	2,800	31,332

			1,025,116

	Life Sciences Tools & Services–1.27%
†	Accelrys	5,000	29,550
†	Affymetrix	16,445	97,519
†	Albany Molecular Research	4,815	40,398
†	AMAG Pharmaceuticals	3,719	203,318
†	BioDelivery Sciences International	3,000	20,010
†	Bruker	11,162	103,360
†	Cambrex	5,718	23,558
†	Celldex Therapeutics	2,600	20,332
†	Clinical Data	1,900	20,938
†	Dionex	4,067	248,209
†	Enzo Biochem	8,599	38,094
†	eResearch Technology	8,921	55,399
†	Exelixis	22,502	109,585
†	Facet Biotech	5,480	50,909
†	Harvard Bioscience	7,200	28,440
†	Heartware International	1,300	36,283
†	Kendle International	2,792	34,174
†	Life Sciences Research	1,500	10,755
†	Luminex	9,415	174,554
†	MAKO Surgical	3,600	32,472
	Medivation	6,776	151,850
†	Nektar Therapeutics	19,307	125,109
†	Parexel International	12,992	186,825
†	Sequenom	13,500	52,785
†	Varian	6,429	253,496

			2,147,922

	Machinery–2.74%
†	3D Systems	4,320	31,147
	Actuant Class A	12,333	150,463
	Alamo Group	1,100	11,110
	Albany International	6,780	77,156
†	Altra Holdings	5,871	43,974
	American Railcar Industries	1,386	11,448
	Ampco-Pittsburgh	1,670	39,162
†	Astec Industries	3,995	118,612
	Badger Meter	3,475	142,475
	Barnes Group	10,643	126,545
†	Blount International	7,617	65,582

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)

	Briggs & Stratton	10,684	$142,525
	Cascade	2,225	34,999
†	Chart Industries	6,744	122,606
†	China Fire & Security Group	2,600	31,642
	CIRCOR International	3,801	89,742
	CLARCOR	10,957	319,834
†	Colfax	4,700	36,284
†	Columbus McKinnon	4,084	51,663
	Dynamic Materials	2,559	49,338
	Eastern	1,700	28,050
†	EnPro Industries	4,226	76,110
†	ESCO Technologies	5,659	253,522
	Federal Signal	11,199	85,672
†	Flanders	3,100	18,941
†	Flow International	11,483	26,985
†	Force Protection	15,545	137,418
	FreightCar America	2,450	41,185
	Gorman-Rupp	3,266	65,875
	Graham	2,700	35,910
†	Greenbrier Companies	2,638	18,967
†	Hawk	1,700	23,545
†	Hurco Companies	1,151	17,990
	John Bean Technologies	6,700	83,884
†	Kadant	2,941	33,204
	Kaydon	7,618	248,042
†	K-Tron International	600	47,808
†	LB Foster Class A	2,457	73,882
	Lindsay	2,599	86,027
†	MEMSIC	5,300	22,472
	Met-Pro	2,600	28,132
†	Middleby	3,815	167,555
†	Miller Industries	3,000	26,400
	Mueller Industries	8,371	174,117
	Mueller Water Products Class A	26,134	97,741
	NACCO Industries Class A	923	26,509
	Nordson	7,248	280,207
†	North American Galvanizing & Coating	3,900	23,634
†	Omega Flex	497	7,535
†	PMFG	2,200	19,382
	Portec Rail Products	2,100	20,685
†	RBC Bearings	4,757	97,281
	Robbins & Myers	5,926	114,076
†	Sauer-Danfoss	1,732	10,617
†	SmartHeat	2,300	15,755
	Sun Hydraulics	2,417	39,083
†	Tecumseh Products Class A	3,164	30,722
	Tennant	4,179	76,852
	Titan International	8,355	62,412
†	Titan Machinery	3,355	42,575
†	Trimas	1,384	4,664
	Twin Disc	1,644	11,196
	Watts Water Technologies Class A	6,484	139,665

			4,638,591

	Marine–0.17%
†	American Commercial Lines	1,735	26,850
	Eagle Bulk Shipping	11,149	52,289
	Genco Shipping & Trading	5,666	123,066
	Horizon Lines	7,364	28,425
	International Shipholding	1,100	29,656
†	TBS International Class A	1,688	13,183
†	Ultrapetrol (Bahamas)	4,077	18,061

			291,530

	Media–0.85%
	Arbitron	6,159	97,867
†	Ascent Media	3,400	90,372
†	Belo Class A	17,093	30,596
†	Carmike Cinemas	3,200	26,816
	Cinemark Holdings	6,519	73,795
†	CKX	13,996	99,232
†	Crown Media Holdings Class A	2,096	3,500
†	Dolan Media	7,259	92,843
†	EW Scripps	9,500	19,855
†	Fisher Communications	1,241	15,872
†	Global Sources	2,380	17,160
	Harte-Hanks	7,900	73,075
†	Journal Communications Class A	5,938	6,235
†	Knology	7,467	64,440
†	Lakes Entertainment	6,000	17,460
†	LIN TV Class A	3,684	6,189
†	Live Nation	17,854	86,770
†	Lodgenet Entertainment	5,900	20,060
†	Martha Stewart Living Omnimedia Class A	7,254	22,197
†	Mediacom Communications Class A	7,435	37,993
	National CineMedia	9,947	136,871
†	Outdoor Channel Holdings	3,100	18,290
†	Playboy Enterprises Class B	3,957	9,932
	Primedia	6,160	12,382
†	RCN	8,831	52,721
†	Reading International	5,200	23,660
†	Rentrak	2,500	41,075
	Scholastic	5,254	103,977
†	Sinclair Broadcasting Group Class A	8,338	16,176
†	Valassis Communications	9,686	59,181
	Value Line	130	4,273
	World Wrestling Entertainment Class A	4,454	55,942

			1,436,807

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Metals & Mining–0.89%
†	Allied Nevada Gold	10,100	$81,406
†	AM Castle	3,901	47,124
	AMCOL International	4,827	104,167
†	Brush Engineered Materials	4,300	72,025
†	Century Aluminum	11,200	69,776
†	China Precision Steel	3,300	8,184
†	Coeur d’Alene Mines	14,949	183,867
†	General Moly	16,825	37,352
†	General Steel Holdings	2,000	7,940
†	Haynes International	2,585	61,265
†	Hecla Mining	48,370	129,631
†	Horsehead Holding	8,231	61,321
	Kaiser Aluminum	3,600	129,276
	Olympic Steel	2,151	52,635
†	Paramount Gold and Silver	18,500	28,120
†	RTI International Metals	4,794	84,710
†	Stillwater Mining	8,481	48,427
†	U.S. Gold	20,500	54,120
†	Universal Stainless & Alloy	1,274	20,728
†	Uranerz Energy	14,000	26,320
†	Uranium Energy	12,400	35,960
	Worthington Industries	12,707	162,522

			1,506,876

	Multiline Retail–0.31%
†	99 Cents Only Stores	10,434	141,693
	Dillard Class A	12,000	110,400
	Fred’s Class A	9,493	119,612
†	Retail Ventures	8,171	17,813
†	Saks	28,300	125,369
†	Tuesday Morning	4,918	16,574

			531,461

	Multi-Utilities & Unregulated Power–0.58%
	Avista	11,617	206,899
	Black Hills	8,333	191,576
	CH Energy Group	3,657	170,782
	Florida Public Utilities	1,800	25,254
	NorthWestern	8,366	190,410
	PNM Resources	18,733	200,630

			985,551

	Oil, Gas & Consumable Fuels–2.78%
	Alon USA Energy	2,540	26,289
	Apco Argentina	2,444	46,998
†	Approach Resources	1,454	10,033
†	Arena Resources	8,222	261,870
	Atlas America	7,843	140,154
†	ATP Oil & Gas	5,367	37,354
	Berry Petroleum Class A	9,261	172,162
†	Bill Barrett	8,191	224,925
†	BPZ Resources	16,621	81,277
†	Brigham Exploration	17,052	59,511
†	Carrizo Oil & Gas	6,397	109,709
†	Cheniere Energy	10,900	32,046
†	Clayton Williams Energy	966	18,228
†	Clean Energy Fuels	5,737	49,396
†	Contango Oil & Gas	2,531	107,542
†	CREDO Petroleum	2,200	23,496
†	Crosstex Energy	8,897	37,012
†	CVR Energy	5,842	42,822
	Delek US Holdings	3,567	30,248
†	Delta Petroleum	36,016	69,511
†	DHT Maritime	12,226	63,697
†	Endeavor International	28,900	39,304
†	Evergreen Energy	30,425	29,817
†	FX Energy	11,183	42,384
†	General Maritime	10,455	103,400
†	GeoResources	1,100	11,220
†	GMX Resources	5,960	63,414
	Golar LNG	6,937	59,311
†	Goodrich Petroleum	5,728	140,852
†	Gran Tierra Energy	46,700	161,115
†	Green Plains Renewab	3,200	20,960
†	GT Solar International	7,300	38,836
†	Gulfport Energy	7,114	48,731
†	Harvest Natural Resources	7,296	32,175
†	International Coal Group	22,553	64,502
†	Isramco	300	31,959
†	James River Coal	5,700	86,241
	Knightsbridge Tankers	3,451	47,072
†	McMoRan Exploration	12,052	71,830
	Nordic American Tanker Shipping	9,118	290,134
†	Northern Oil & Gas	5,900	37,583
†	Oilsands Quest	33,924	32,567
	Panhandle Oil & Gas Class A	2,000	39,260
†	Parallel Petroleum	8,202	15,912
†	Patriot Coal	15,300	97,614
	Penn Virginia	10,385	170,002
†	Petroleum Development	2,820	44,246
†	Petroquest Energy	9,192	33,918
†	PrimeEnergy	100	3,581
†	Rex Energy	6,793	38,720
†	Rosetta Resources	11,709	102,454
	Ship Finance International	9,262	102,160
†	Stone Energy	7,906	58,663
†	Swift Energy	7,064	117,616
†	Syntroleum	17,200	38,012
†	Teekay Tankers Class A	2,937	27,285
†	Toreador Resources	4,947	33,145
†	USEC	24,452	130,085
†	Vaalco Energy	11,892	50,303
†	Vantage Drilling	9,700	16,975

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

†	Venoco	2,976	$22,826
	W&T Offshore	8,300	80,842
†	Warren Resources	11,392	27,910
†	Western Refining	6,100	43,066
†	Westmoreland Coal	1,700	13,770
	World Fuel Services	6,329	260,944
†	Zion Oil & Gas	3,400	36,108

			4,703,104

	Paper & Forest Products–0.43%
†	Buckeye Technologies	7,723	34,676
†	Clearwater Paper	2,218	56,093
	Deltic Timber	2,329	82,610
†	Domtar	9,700	160,826
	Glatfelter	9,283	82,619
†	Kapstone Paper & Packaging	3,400	15,946
†	Louisiana-Pacific	23,000	78,660
	Neenah Paper	4,132	36,403
†	Orchids Paper Products	1,400	28,770
	Schweitzer-Mauduit International	3,488	94,908
†	Wausau Paper	9,103	61,172

			732,683

	Personal Products–0.56%
†	American Oriental Bioengineering	14,467	76,530
†	Bare Escentuals	15,700	139,259
†	Chattem	4,215	287,041
†	China Sky One Medical	2,800	37,744
†	Elizabeth Arden	6,223	54,327
†	Female Health	4,900	23,520
	Inter Parfums	2,336	17,143
	Mannatech	2,245	7,409
	Nu Skin Enterprises Class A	10,895	166,693
†	Prestige Brands Holdings	8,553	52,601
†	Revlon	5,600	30,464
†	Schiff Nutrition International	1,300	6,617
†	USANA Health Sciences	1,452	43,168

			942,516

	Pharmaceuticals–1.49%
†	Acura Pharmaceuticals	2,300	13,754
†	Adolor	7,500	13,200
†	Akorn	13,578	16,294
†	Ardea Biosciences	3,300	51,942
†	Auxilium Pharmaceuticals	9,144	286,938
†	AVANIR Pharmaceuticals	16,800	37,296
†	Biodel	1,970	10,165
†	BioMimetic Therapeutics	2,590	23,932
†	Biospecifics Technologies	1,100	26,213
†	Cadence Pharmaceuticals	6,232	62,258
†	Caraco Pharmaceutical Laboratories	1,637	5,026
†	Cypress Bioscience	8,903	83,866
†	Depomed	8,700	28,275
†	Discovery Laboratories	26,662	27,462
†	DURECT	19,960	47,505
†	Hi-Tech Pharmacal	2,500	22,250
†	Impax Laboratories	14,500	106,720
†	Infinity Pharmaceuticals	5,200	30,368
†	Inspire Pharmaceuticals	10,600	58,936
†	ISTA Pharmaceuticals	9,000	37,800
†	Javelin Pharmaceuticals	10,358	12,740
†	KV Pharmaceutical Class A	10,167	32,636
†	Lannett	3,200	21,920
†	MAP Pharmaceuticals	1,100	13,442
†	Matrixx Initiatives	3,200	17,888
†	Medicines	10,897	91,426
	Medicis Pharmaceutical Class A	12,530	204,489
†	MiddleBrook Pharmaceutical	6,800	9,180
†	Myriad Pharmaceuticals	5,144	23,920
†	NeurogesX	3,200	18,048
†	Noven Pharmaceuticals	5,308	75,904
†	Obagi Medical Products	3,227	23,525
†	OncoGenex Pharmaceutical	1,200	26,256
†	Optimer Pharmaceuticals	6,400	95,808
†	Pain Therapeutics	8,812	47,320
†	Par Pharmaceuticals	7,314	110,807
†	POZEN	5,906	45,358
†	Questcor Pharmaceuticals	11,200	56,000
†	Repros Therapeutics	2,900	20,851
†	Salix Pharmaceuticals	10,018	98,878
†	Santarus	13,700	38,634
†	Spectrum Pharmaceuticals	8,400	64,260
†	Sucampo Pharmaceuticals Class A	1,300	8,021
†	SuperGen	16,300	32,763
†	ViroPharma	18,078	107,203
†	Vivus	15,395	93,602
†	XenoPort	6,344	146,990

			2,528,069

	Real Estate Investment Trusts–5.15%
	Acadia Realty Trust	9,061	118,246
	Agree Realty	2,037	37,338
†	Alexander’s	477	128,599
	American Campus Communities	11,197	248,349
	American Capital Agency	1,800	41,346
	Anthracite Capital	9,363	5,805
	Anworth Mortgage Asset	22,590	162,874
†	Ashford Hospitality Trust	10,581	29,733
	Associated Estates Realty	2,834	16,891
	BioMed Realty Trust	21,142	216,283
	CapLease	7,368	20,336
	Capstead Mortgage	14,200	180,482
	Care Investment Trust	2,500	13,000
	CBL & Associates Properties	17,200	92,708

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Real Estate Investment Trusts (continued)

†	Cedar Shopping Centers	8,180	$36,974
	Cogdell Spencer	7,700	33,033
	Colonial Properties Trust	11,300	83,620
	Cousins Properties	9,431	80,164
	DCT Industrial Trust	38,161	155,697
	Developers Diversified Realty	32,300	157,624
†	DiamondRock Hospitality	24,349	152,425
†	DuPont Fabros Technology	6,614	62,304
	Dynex Capital	3,300	27,060
	EastGroup Properties	5,440	179,629
	Education Realty Trust	5,761	24,715
	Entertainment Properties Trust	7,601	156,581
	Equity Lifestyle Properties	4,868	180,992
	Equity One	6,578	87,224
	Extra Space Storage	19,078	159,301
†	FelCor Lodging Trust	12,578	30,942
†	First Industrial Realty Trust	6,973	30,333
	First Potomac Realty Trust	5,587	54,473
	Franklin Street Properties	12,839	170,117
	Getty Realty	3,859	72,819
	Gladstone Commercial	2,400	31,104
	Glimcher Realty Trust	7,817	22,669
†	Gramercy Capital	11,511	18,533
	Hatteras Financial	7,700	220,143
	Healthcare Realty Trust	12,822	215,794
	Hersha Hospitality Trust	9,990	24,775
	Highwoods Properties	15,342	343,200
	Home Properties	6,994	238,495
	Inland Real Estate	15,849	110,943
	Investors Real Estate Trust	12,295	109,303
	iStar Financial	24,600	69,864
	Kilroy Realty	8,400	172,536
	Kite Realty Group Trust	11,466	33,481
	LaSalle Hotel Properties	11,561	142,663
	Lexington Reality Trust	17,794	60,500
	LTC Properties	4,716	96,442
	Medical Properties Trust	16,721	101,496
	MFA Mortgage Investments	50,021	346,144
	Mid-America Apartment Communities	6,308	231,567
	Mission West Properties	3,690	25,203
	Monmouth Real Estate Investment Class A	3,700	21,682
	National Health Investors	6,061	161,889
	National Retail Properties	17,254	299,356
	NorthStar Realty Finance	11,793	33,374
	Omega Healthcare Investors	18,275	283,628
	Parkway Properties	5,162	67,106
	Pennsylvania Real Estate Investment Trust	7,123	35,615
	Post Properties	9,608	129,132
	Potlatch	8,463	205,566
	PS Business Parks	3,282	158,980
	RAIT Investment Trust	10,995	15,063
	Ramco-Gershenson Properties Trust	4,159	41,632
	Redwood Trust	16,560	244,426
	Resource Capital	3,593	11,498
	Saul Centers	1,703	50,358
	Sovran Self Storage	5,031	123,763
†	Strategic Hotel & Resorts	11,105	12,327
	Sun Communities	3,126	43,076
†	Sunstone Hotel Investors	16,253	86,954
	Tanger Factory Outlet Centers	7,840	254,251
	UMH Properties	2,700	21,519
	Universal Health Realty Income Trust	2,408	75,900
	Urstadt Biddle Properties Class A	4,642	65,359
	U-Store-It Trust	10,706	52,459
†	Walter Investment Management	4,500	59,760
	Washington Real Estate Investment Trust	12,504	279,714
	Winthrop Realty Trust	1,898	16,949

			8,714,208

	Real Estate Management & Development–0.13%
†	Avatar Holdings	1,177	21,386
	Consolidated-Tomoka Land	992	34,799
†	Forestar Group	8,200	97,417
†	Tejon Ranch	2,190	58,013

			211,615

	Road & Rail–0.94%
†	Amerco	1,869	69,433
	Arkansas Best	5,955	156,914
†	Avis Budget Group	21,100	119,215
†	Celadon Group	5,677	47,630
†	Dollar Thrifty Automotive Group	4,140	57,753
†	Genesee & Wyoming Class A	6,935	183,847
	Heartland Express	11,348	167,043
	Knight Transportation	12,422	205,584
†	Marten Transport	3,389	70,356
†	Old Dominion Freight Line	6,136	205,986
†	Patriot Transportation Holding	258	18,816
†	Saia	3,149	56,713
†	Universal Truckload Services	905	14,163
†	USA Truck	2,200	29,766
	Werner Enterprises	9,043	163,859
†	YRC Worldwide	13,200	22,836

			1,589,914

	Semiconductors & Semiconductor Equipment–3.57%
†	Actel	5,849	62,760
†	Advanced Analogic Technology	8,989	41,260
†	Advanced Energy Industries	6,660	59,873
†	Amkor Technology	25,105	118,747
†	Anadigics	15,120	63,353

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)

†	Applied Micro Circuits	15,166	$123,300
†	Atheros Communications	13,057	251,216
†	ATMI	7,101	110,279
†	Brooks Automation	14,674	65,740
†	Cabot Microelectronics	5,444	154,011
†	Cavium Networks	8,497	142,835
†	Ceva	3,600	31,248
†	Cirrus Logic	12,806	57,627
	Cohu	4,578	41,110
†	CSR	10,965	63,121
†	Cymer	6,637	197,318
†	Diodes	6,748	105,539
†	DSP Group	4,678	31,623
†	Emcore	11,700	14,742
†	Entegris	27,488	74,767
†	Entropic Communications	14,412	32,427
†	Exar	8,313	59,770
†	FEI	8,097	185,421
†	FormFactor	10,719	184,796
†	GSI Technology	5,900	22,774
†	Hittite Microwave	4,969	172,673
†	Intellon	6,100	25,925
†	IXYS	5,555	56,217
†	Kopin	17,200	63,124
†	Kulicke & Soffa Industries	14,933	51,220
†	Lattice Semiconductor	21,994	41,349
	Micrel	9,639	70,557
†	Microsemi	17,665	243,776
†	Microtune	9,022	21,111
†	MIPS Technologies	11,638	34,914
†	MKS Instruments	10,812	142,610
†	Monolithic Power Systems	7,914	177,353
†	Netlogic Microsystems	4,008	146,132
†	NVE	1,200	58,320
†	OmniVision Technologies	11,168	116,036
†	Pericom Semiconductor	5,101	42,950
†	Photronics	7,272	29,452
†	PLX Technology	9,508	35,845
	Power Integrations	4,900	116,571
†	RF Micro Devices	56,757	213,406
†	Rubicon Technology	2,301	32,858
†	Rudolph Technologies	5,612	30,978
†	Semitool	6,533	30,182
†	Semtech	13,252	210,839
†	Sigma Designs	5,491	88,076
†	Silicon Image	18,175	41,803
†	Silicon Storage Technology	18,864	35,276
†	Skyworks Solutions	36,270	354,720
†	SRS Labs	3,600	23,940
†	Standard Microsystems	4,630	94,684
†	Supertex	2,691	67,571
†	Techwell	2,516	21,386
†	Tessera Technologies	10,655	269,464
†	Trident Microsystems	12,089	21,035
†	TriQuint Semiconductor	32,449	172,304
†	Ultratech	5,102	62,806
†	Veeco Instruments	7,750	89,823
†	Virage Logic	5,100	22,950
†	Volterra Semiconductor	5,704	74,951
†	White Electronic Designs	6,500	30,095
†	Zoran	10,886	118,658

			6,049,597

	Software–4.17%
†	ACI Worldwide	7,516	104,923
†	Actuate	8,229	39,335
†	Advent Software	3,458	113,388
	American Software Class A	4,200	24,192
†	ArcSight	4,444	78,970
	Blackbaud	9,176	142,687
†	Blackboard	6,695	193,218
†	Bottomline Technologies	5,277	47,546
†	Callidus Software	5,400	15,390
†	Commvault Systems	9,467	156,963
†	Concur Technologies	8,528	265,050
†	Deltek	888	3,854
†	DemandTec	4,700	41,360
†	Double-Take Software	2,981	25,786
†	Dynamics Research	2,500	25,025
†	Ebix	1,200	37,584
†	Entrust	10,700	19,367
†	Epicor Software	11,841	62,757
†	EPIQ Systems	6,657	102,185
†	ePlus	1,200	17,484
	Fair Isaac	10,600	163,876
†	FalconStor Software	7,036	33,421
†	GSE Systems	4,600	31,050
	Henry (Jack) & Associates	18,132	376,238
†	i2 Technologies	3,830	48,067
†	InContact	8,400	23,016
†	Informatica	19,266	331,182
†	Interactive Intelligence	2,819	34,561
†	JDA Software Group	5,824	87,127
†	Kenexa	4,269	49,392
†	Lawson Software	28,964	161,619
†	Manhattan Associates	5,074	92,448
†	Mentor Graphics	20,834	113,962
†	MicroStrategy	2,177	109,329
†	Monotype Imaging Holdings	3,802	25,892
†	MSC.Software	8,828	58,794
†	Net 1 UEPS Technologies	9,045	122,922
†	Netscout Systems	6,100	57,218
†	NetSuite	4,370	51,610

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

†	OpenTV Class A	22,025	$29,073
	Opnet Technologies	2,500	22,900
†	Parametric Technology	25,714	300,597
	Pegasystems	3,624	95,601
†	Pervasive Software	4,500	27,405
†	Phoenix Technologies	4,600	12,466
†	Progress Software	8,429	178,442
†	PROS Holdings	3,484	28,290
@	QAD	2,122	6,897
	Quality Systems	5,071	288,844
†	Quest Software	14,294	199,258
†	Radiant Systems	5,039	41,824
	Renaissance Learning	1,910	17,591
†	Rosetta Stone	1,600	43,904
†	Smith Micro Software	6,235	61,228
†	Solera Holdings	15,101	383,564
†	Sourcefire	4,975	61,640
†	SPSS	3,899	130,110
†	SuccessFactors	9,013	82,739
†	SumTotal Systems	8,300	39,923
†	Symyx Technologies	8,658	50,649
†	Synchronoss Technolgies	4,039	49,559
†	Take-Two Interactive Software	16,904	160,081
†	Taleo Class A	7,415	135,472
†	Telecommunication Systems Class A	7,400	52,614
†	THQ	14,025	100,419
†	TIBCO Software	38,827	278,390
†	TiVo	22,336	234,081
†	Tyler Technologies	6,396	99,906
†	Ultimate Software Group	5,703	138,241
†	Unica	3,744	20,517
†	Vasco Data Security International	4,783	34,964
†	Wind River Systems	14,751	169,046

			7,065,023

	Specialty Retail–3.05%
†	America’s Car-Mart	2,300	47,150
†	AnnTaylor Stores	14,000	111,720
†	Asbury Automotive Group	7,813	80,005
	Bebe Stores	4,069	27,995
	Big 5 Sporting Goods	5,121	56,638
†	Borders Group	12,179	44,819
	Brown Shoe	10,384	75,180
	Buckle	5,382	170,986
†	Build-A-Bear Workshop	4,589	20,513
†	Cabela’s	8,087	99,470
	Cato Class A	6,479	112,994
†	Charlotte Russe Holding	5,112	65,843
†	Charming Shoppes	26,443	98,368
†	Children’s Place Retail Stores	5,242	138,546
	Christopher & Banks	7,454	50,016
†	Citi Trends	3,236	83,748
†	Coldwater Creek	13,700	83,022
†	Collective Brands	14,083	205,189
†	Conn’s	2,402	30,025
†	Destination Maternity	1,400	23,352
†	Dress Barn	9,563	136,751
†	DSW Class A	3,465	34,130
	Finish Line Class A	9,286	68,902
†	Genesco	4,162	78,287
†	Group 1 Automotive	5,138	133,691
†	Gymboree	6,179	219,231
†	Haverty Furniture	4,220	38,613
†	hhgregg	1,940	29,410
†	Hibbett Sports	6,222	111,996
†	HOT Topic	9,367	68,473
†	J. Crew Group	10,851	293,194
†	Jo-Ann Stores	5,593	115,607
†	Jos. A. Bank Clothiers	4,096	141,148
†	Kirkland’s	3,400	40,834
†	Lithia Motors	4,500	41,580
†	Lumber Liquidators	3,700	58,312
	Men’s Wearhouse	11,108	213,051
†	Midas	3,731	39,101
	Monro Muffler	3,415	87,800
†	New York & Co.	4,443	13,729
†	OfficeMax	18,200	114,296
†	Pacific Sunwear of California	16,463	55,480
	PEP Boys-Manny Moe & Jack	10,574	107,220
†	Pier 1 Imports	17,380	34,760
†	Rent-A-Center	14,572	259,819
†	Rex Stores	1,600	16,096
†	Sally Beauty Holdings	20,739	131,900
†	Shoe Carnival	1,431	17,072
†	Sonic Automotive Class A	4,390	44,602
	Sport Supply Group	2,800	24,052
	Stage Stores	8,737	96,981
†	Stein Mart	6,602	58,494
†	Syms	1,300	9,763
†	Systemax	2,797	33,312
†	Talbots	6,710	36,234
†	Tractor Supply	7,700	318,165
†	Tween Brands	4,053	27,074
†	Ulta Salon Cosmetics & Fragrance	5,326	59,225
†	West Marine	4,200	23,142
†	Wet Seal Class A	19,196	58,932
†	Zale	2,962	10,189
†	Zumiez	4,498	36,029

			5,162,256

	Textiles, Apparel & Luxury Goods–1.95%
†	American Apparel	8,600	31,304
†	Carter’s	12,752	313,826
	Cherokee	1,820	36,072

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Textiles, Apparel & Luxury Goods (continued)

	Columbia Sportswear	2,629	$81,289
†	CROCS	16,200	55,080
†	Deckers Outdoor	3,032	213,059
†	FGX International Holdings	2,582	29,383
†	Fossil	10,026	241,426
†	Fuqi International	2,000	41,420
†	G-III Apparel Group	2,917	33,516
†	Iconix Brand Group	12,955	199,248
	Jones Apparel Group	19,800	212,454
†	Kenneth Cole Productions Class A	1,306	9,181
†	K-Swiss Class A	5,985	50,873
†	Liz Claiborne	23,300	67,104
†	lululemon athletica	9,610	125,218
†	Madden (Steven)	3,180	80,931
†	Maidenform Brands	4,829	55,389
†	Movado Group	4,050	42,687
	Oxford Industries	2,610	30,407
†	Perry Ellis International	1,762	12,827
†	Quiksilver	27,354	50,605
†	Skechers U.S.A. Class A	7,810	76,304
†	Timberland Class A	8,993	119,337
†	True Religion Apparel	5,980	133,354
†	Under Armour Class A	7,741	173,244
†	Unifi	8,500	12,070
	UniFirst	3,274	121,695
†	Volcom	4,301	53,763
†	Warnaco Group	10,186	330,025
	Weyco Group	1,420	32,788
	Wolverine World Wide	10,529	232,270

			3,298,149

	Thrift & Mortgage Finance–1.46%
	Abington Bancorp	5,539	44,090
	Astoria Financial	18,000	154,440
	Bank Mutual	9,883	86,180
	BankFinancial	4,548	40,295
†	Beneficial Mutual Bancorp	6,584	63,206
	Berkshire Hills Bancorp	2,690	55,898
	Brookline Bancorp	12,389	115,465
	Brooklyn Federal Bancorp	700	7,875
	Clifton Savings Bancorp	2,441	26,265
	Danvers Bancorp	4,000	53,800
	Dime Community Bancshares	5,052	46,024
†	Doral Financial	490	1,225
	ESB Financial	2,500	32,800
	Essa Bancorp	2,900	39,643
	First Defiance Financial	2,300	29,900
	First Financial Holdings	2,540	23,876
	First Financial Northwest	3,900	30,498
	First Financial Service	1,200	20,892
†	Flagstar Bancorp	26,073	17,730
	Flushing Financial	4,159	38,887
†	Fox Chase Bancorp	1,600	15,344
†	Home Bancorp	2,500	29,850
	Home Federal Bancorp	4,300	43,817
	Kearny Financial	3,277	37,489
	Legacy Bancorp	2,200	24,420
†	Meridian Interstate Bancorp	2,100	15,645
†	MGIC Investment	29,800	131,120
	NASB Financial	614	17,560
	NewAlliance Bancshares	23,452	269,697
	Northeast Community Bancorp	2,000	16,220
	Northwest Bancorp	3,396	64,049
	OceanFirst Financial	1,600	19,152
†	Ocwen Financial	7,979	103,488
	Oritani Financial	2,174	29,806
†	PMI Group	12,200	24,156
	Provident Financial Services	12,481	113,577
	Provident New York Bancorp	7,946	64,522
	Prudential Bancorp of Pennsylvania	1,400	16,534
	Radian Group	20,300	55,216
	Rockville Financial	1,679	18,385
	Roma Financial	1,435	18,282
†	Tree.com	2,100	20,160
	Trustco Bank	17,075	100,913
	United Financial Bancorp	4,100	56,662
	ViewPoint Financial	2,203	33,552
†	Waterstone Financial	1,430	4,247
	Webster Financial	12,700	102,235
	Westfield Financial	6,692	60,630
	WSFS Financial	1,235	33,728

			2,469,445

	Tobacco–0.23%
†	Alliance One International	18,871	71,710
†	Star Scientific	16,800	14,952
	Universal	5,530	183,098
	Vector Group	8,751	125,052

			394,812

	Trading Company & Distributors–0.81%
	Aceto	6,200	41,354
	Aircastle	10,800	79,380
	Applied Industrial Technologies	9,309	183,387
†	Beacon Roofing Supply	9,448	136,618
†	DXP Enterprises	1,400	16,058
†	H&E Equipment Services	6,935	64,842
	Houston Wire & Cable	4,375	52,106
†	Interline Brands	7,096	97,073
	Kaman Class A	5,789	96,676
	Lawson Products	1,079	15,333
†	RSC Holdings	11,182	75,143
†	Rush Enterprises Class A	6,846	79,756
	TAL International Group	3,888	42,379

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Trading Company & Distributors (continued)

	Textainer Group Holdings	2,473	$28,613
†	United Rentals	14,600	94,754
	Watsco	5,166	252,773
†	Willis Lease Finance	1,500	19,680

			1,375,925

	Transportation Infrastructure–0.00%
†	CAI International	1,400	7,140

			7,140

	Water Utilities–0.38%
	American States Water	3,874	134,195
	Artesian Resources	1,800	28,674
†	Cadiz	3,298	31,760
	California Water Service Group	4,151	152,923
	Connecticut Water Service	1,500	32,535
	Consolidated Water	2,776	44,000
	Middlesex Water	3,100	44,795
	Pennichuck	1,200	27,360
	SJW	2,634	59,792
	Southwest Water	5,991	33,070
	York Water	3,000	45,990

			635,094

	Wireless Telecommunication Services–0.33%
†	Centennial Communications	19,877	166,172
†	iPCS	3,605	53,931
†	Syniverse Holdings	14,598	234,006
†	USA Mobility	5,618	71,686
†	Virgin Mobile USA Class A	7,824	31,452

			557,247

	Total Common Stock (Cost $230,265,587)		165,826,509

	WARRANT–0.00%
†@#	Greenhunter Energy Warrants144A, exercise price $27.50, expiration date 8/27/11	90	0

	Total Warrant (Cost $0)		0

		Principal
		Amount
		(U.S. $)

≠¥	U.S. TREASURY OBLIGATION–0.32%
	U.S. Treasury Bill 0.16% 9/10/09	$541,000	540,834

	Total U.S. Treasury Obligation (Cost $540,829)		540,834

		Number of
		Shares

	SHORT-TERM INVESTMENT–3.29%
	Money Market Mutual Fund–3.29%
	Dreyfus Treasury & Agency Cash Management Fund	5,574,359	5,574,359

	Total Short-Term Investment (Cost $5,574,359)		5,574,359

TOTAL VALUE OF SECURITIES–101.56% (Cost $236,380,775)	$171,941,702

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.56%)	(2,650,051)

NET ASSETS APPLICABLE TO 14,539,079 SHARES OUTSTANDING–100.00%	$169,291,651

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($127,750,896 / 10,970,674 Shares)	$11.645

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($41,540,755 / 3,568,405 Shares)	$11.641

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$247,600,065
Undistributed net investment income	980,452
Accumulated net realized loss on investments	(14,790,033)
Net unrealized depreciation of investments	(64,498,833)

Total net assets	$169,291,651

≠	The rate shown is the effective yield at the time of purchase.

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $13,115, which represented 0.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

¥	Fully or partially pledged as collateral for financial futures contracts.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

The following financial futures contract was outstanding at June 30, 2009:

Financial Futures Contract1

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

76 Russell 2000 Mini Index	$3,914,480	$3,854,720	9/18/09	$(59,760)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$954,399
Interest	504
Foreign tax withheld	(350)

954,553

EXPENSES:
Management fees	232,052
Distribution expenses-Service Class	38,780
Accounting and administration expenses	33,970
Reports and statements to shareholders	26,972
Russell 2000 Index fees	14,903
Professional fees	11,390
Custodian fees	4,708
Trustees’ fees	2,388
Other	11,381

376,544
Less expenses waived/reimbursed	(7,612)

Total operating expenses	368,932

NET INVESTMENT INCOME	585,621

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(12,705,539)
Futures contracts	523,773
Foreign currencies	(1)

Net realized loss	(12,181,767)
Net change in unrealized appreciation/depreciation of investments	17,451,925

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,270,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,855,779

See accompanying notes

LVIP SSgA Small-Cap Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$585,621	$1,852,482
Net realized loss on investments	(12,181,767)	(2,069,213)
Net change in unrealized appreciation/depreciation of investments	17,451,925	(65,306,304)

Net increase (decrease) in net assets resulting from operations	5,855,779	(65,523,035)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,424,965)
Service Class	—	(187,205)
Net realized gain on investments:
Standard Class	—	(13,679,112)
Service Class	—	(1,435,394)

	—	(16,726,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,003,392	51,719,143
Service Class	19,443,593	30,331,218
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	15,104,077
Service Class	—	1,622,599

	43,446,985	98,777,037

Cost of shares repurchased:
Standard Class	(12,928,352)	(46,189,091)
Service Class	(5,821,797)	(5,241,641)

	(18,750,149)	(51,430,732)

Increase in net assets derived from capital share transactions	24,696,836	47,346,305

NET INCREASE (DECREASE) IN NET ASSETS	30,552,615	(34,903,406)
NET ASSETS:
Beginning of period	138,739,036	173,642,442

End of period (including undistributed net investment income of $980,452 and $583,630, respectively)	$169,291,651	$138,739,036

See accompanying notes

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08[3]	12/31/07[4]	12/31/06		12/31/05		12/31/04

Net asset value, beginning of period	$11.413	$19.096	$18.450	$16.316		$14.573		$13.721

Income (loss) from investment operations:
Net investment income (loss)[5]	0.045	0.186	0.181	(0.044)		(0.090)		(0.100)
Net realized and unrealized gain (loss) on investments	0.187	(6.173)	0.590	2.178		1.833		0.952

Total from investment operations	0.232	(5.987)	0.771	2.134		1.743		0.852

Less dividends and distributions from:
Net investment income	—	(0.149)	(0.125)	—		—		—
Net realized gain on investments	—	(1.547)	—	—		—		—

Total dividends and distributions	—	(1.696)	(0.125)	—		—		—

Net asset value, end of period	$11.645	$11.413	$19.096	$18.450		$16.316		$14.573

Total return[6]	2.03%	(33.97% )	4.18%	13.08%		11.96%		6.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,751	$112,717	$166,199	$71,306		$70,150		$67,705
Ratio of expenses to average net assets	0.45%	0.45%	0.52%	0.86%		0.85%		0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.46%	0.47%	0.56%	0.86%		0.85%		0.87%
Ratio of net investment income (loss) to average net assets	0.86%	1.18%	1.13%	(0.25%	)	(0.57%	)	(0.69%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.85%	1.16%	1.09%	(0.25%	)	(0.57%	)	(0.69%	)
Portfolio turnover	37%	37%	119%	222%		133%		125%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (JPVF Fund).

The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	Commencing April 30, 2007, Mellon Capital Management Corporation replaced Lord, Abbett & Co. LLC as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months
	Ended	Year	4/30/07[3]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08[2]	12/31/07

Net asset value, beginning of period	$11.423	$19.090	$20.355

Income (loss) from investment operations:
Net investment income[4]	0.032	0.149	0.162
Net realized and unrealized gain (loss) on investments	0.186	(6.165)	(1.329)

Total from investment operations	0.218	(6.016)	(1.167)

Less dividends and distributions from:
Net investment income	—	(0.104)	(0.098)
Net realized gain on investments	—	(1.547)	—

Total dividends and distributions	—	(1.651)	(0.098)

Net asset value, end of period	$11.641	$11.423	$19.090

Total return[5]	1.91%	(34.14% )	(5.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,541	$26,022	$7,443
Ratio of expenses to average net assets	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.71%	0.72%	0.74%
Ratio of net investment income to average net assets	0.61%	0.93%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.60%	0.91%	1.15%
Portfolio turnover	37%	37%	119% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the six months ended June 30, 2009.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

Prior to May 1, 2009, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.46% of average daily net assets of the Fund.

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.03% of the first $500 million of the Fund’s average daily net assets; and 0.02% of the Fund’s average daily net assets in excess of $500 million, subject to annual minimum of $100,000.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $1,815 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $5,282 and $1,456, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$45,940
Fees payable to DSC	359
Distribution fees payable to LFD	8,440

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $52,776,019 and sales of $25,782,223 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $239,055,591. At June 30, 2009, net unrealized depreciation was $67,113,889, of which $4,697,230 related to unrealized appreciation of investments and $71,811,119 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$165,826,509	$—	$165,826,509
U.S. Treasury Obligations	—	540,834	540,834
Short-Term	5,574,359	—	5,574,359

Total	$171,400,868	$540,834	$171,941,702

Derivatives	$—	$(59,760)	$(59,760)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$14,382,952
Long-term capital gain	2,343,724

Total	$16,726,676

In addition, the Fund declared an ordinary income consent dividend of $181,084 for the year ended December 31, 2008. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$247,600,065
Undistributed ordinary income	807,939
Realized loss 1/1/09–6/30/09	(12,527,079)
Unrealized depreciation of investments	(67,113,889)
Other temporary differences	524,615

Net assets	$169,291,651

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, losses on wash sales, return of capital from investments, partnership income, mark-to-market on futures contracts, and tax treatment of passive foreign investment companies (PFICs).

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividend, partnership income and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(188,799)	$7,715	$181,084

For the six months ended June 30, 2009, the Fund had capital losses of $12,527,079 which may increase the capital loss carryforwards.

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	2,263,880	3,183,152
Service Class	1,863,693	2,152,589
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	927,207
Service Class	—	101,046

	4,127,573	6,363,994

Shares repurchased:
Standard Class	(1,169,690)	(2,937,054)
Service Class	(573,204)	(365,629)

	(1,742,894)	(3,302,683)

Net increase	2,384,679	3,061,311

7.	Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

8.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–33

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP SSgA Bond Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	24
Financial Highlights	25
Notes to Financial Statements	26

LVIP SSgA Bond Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,010.30	0.42%	$2.09
Service Class Shares	1,000.00	1,009.10	0.67%	3.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Sector Allocation and Credit Quality Breakdown
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Mortgage-Backed Securities	35.62%

Agency Obligations	7.95%

Commercial Mortgage-Backed Securities	2.99%

Corporate Bonds	19.19%

Aerospace & Defense	0.33%
Air Freight & Logistics	0.05%
Airlines	0.05%
Automobiles	0.08%
Beverages	0.21%
Biotechnology	0.07%
Capital Markets	2.59%
Chemicals	0.29%
Commercial Banks	1.61%
Commercial Services & Supplies	0.17%
Communications Equipment	0.17%
Computers & Peripherals	0.27%
Construction Materials	0.04%
Consumer Finance	0.44%
Diversified Consumer Services	0.05%
Diversified Financial Services	2.67%
Diversified Telecommunication Services	1.20%
Electric Utilities	1.34%
Electrical Equipment	0.04%
Electronic Equipment, Instruments & Components	0.01%
Energy Equipment & Services	0.10%
Food & Staples Retailing	0.38%
Food Products	0.34%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.07%
Health Care Providers & Services	0.27%
Hotels, Restaurants & Leisure	0.07%
Household Durables	0.05%
Household Products	0.16%
Independent Power Producers & Energy Traders	0.01%
Industrial Conglomerates	0.14%
Insurance	0.64%
IT Services	0.05%
Machinery	0.08%
Media	0.84%
Metals & Mining	0.42%
Multi-Utilities	0.17%
Multiline Retail	0.14%
Office Electronics	0.07%
Oil, Gas & Consumable Fuels	1.51%
Paper & Forest Products	0.05%
Pharmaceuticals	0.74%
Real Estate Investment Trusts	0.24%
Road & Rail	0.23%
Semiconductors & Semiconductor Equipment	0.01%
Software	0.09%
Specialty Retail	0.15%
Tobacco	0.17%
Wireless Telecommunication Services	0.28%

Municipal Bonds	0.21%

Non-Agency Asset-Backed Securities	0.44%

Regional Authorities	0.27%

Sovereign Agencies	0.12%

Sovereign Debt	1.09%

Supranational Banks	1.17%

U.S. Treasury Obligations	23.84%

Preferred Stock	0.02%

Short-Term Investment	5.71%

Total Value of Securities	98.62%

Receivables and Other Assets Net of Liabilities	1.38%

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*

AAA	79.60%
AA	3.90%
A	9.80%
BBB	6.70%

Total	100.00%

*	Bond ratings are determined by independent, nationally recognized statistical rating organizations.

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES–35.62%
•	Fannie Mae ARM
	4.917% 7/1/38	$319,881	$331,675
	5.192% 7/1/38	466,066	484,250
	5.515% 11/1/38	985,621	1,034,556
	5.548% 9/1/37	987,795	1,033,441
	5.56% 11/1/35	1,300,214	1,335,325
	5.568% 9/1/38	846,508	887,754
	Fannie Mae S.F. 15 yr
	4.00% 6/1/24	751,955	753,208
	4.50% 6/1/23	908,471	928,397
	4.50% 11/1/23	559,450	571,721
	5.00% 4/1/21	683,892	710,777
	5.00% 4/1/23	411,104	426,022
	5.00% 4/1/24	2,277,760	2,361,609
	5.50% 4/1/22	552,853	579,338
	5.50% 7/1/22	673,345	705,602
	5.50% 1/1/24	710,128	744,107
	6.00% 8/1/22	114,951	121,859
	6.00% 8/1/23	77,982	82,664
	Fannie Mae S.F. 15 yr TBA
	4.50% 7/1/23	1,000,000	1,020,000
	Fannie Mae S.F. 30 yr
	4.00% 2/1/39	999,999	969,294
	4.00% 6/1/39	500,050	484,696
	4.50% 9/1/35	1,159,836	1,161,456
	4.50% 4/1/38	495,761	495,418
	4.50% 7/1/38	499,341	498,996
	4.50% 4/1/39	751,194	750,600
	5.00% 12/1/32	1,511,291	1,551,565
	5.00% 9/1/33	1,445,278	1,478,643
	5.00% 11/1/34	883,939	903,655
	5.00% 6/1/35	1,940,089	1,982,736
	5.00% 9/1/35	748,480	764,707
	5.00% 10/1/35	1,574,739	1,608,879
	5.00% 11/1/36	237,555	242,854
	5.00% 8/1/37	478,163	487,632
	5.00% 4/1/38	336,229	342,869
	5.00% 7/1/38	390,262	397,969
	5.00% 11/1/38	707,418	721,389
	5.50% 1/1/34	665,116	690,156
	5.50% 5/1/34	1,024,007	1,062,558
	5.50% 10/1/34	1,006,019	1,043,263
	5.50% 9/1/35	968,505	1,003,452
	5.50% 12/1/35	2,671,090	2,767,474
	5.50% 8/1/36	1,387,848	1,437,927
	5.50% 2/1/37	678,971	704,108
	5.50% 5/1/37	1,204,409	1,245,046
	5.50% 6/1/37	1,283,466	1,326,771
	5.50% 8/1/37	1,000,000	1,033,740
	5.50% 11/1/37	17,542	18,134
	5.50% 12/1/37	19,019	19,661
	5.50% 2/1/38	2,531,903	2,617,279
	5.50% 7/1/38	844,764	873,219
	5.50% 10/1/38	809,766	837,088
	6.00% 12/1/35	1,007,096	1,056,526
	6.00% 2/1/36	912,612	955,979
	6.00% 6/1/36	337,570	353,611
	6.00% 9/1/36	961,414	1,007,100
	6.00% 11/1/36	218,938	229,342
	6.00% 3/1/37	445,544	466,298
	6.00% 6/1/37	1,020,752	1,068,300
	6.00% 8/1/37	500,050	523,343
	6.00% 5/1/38	2,497,013	2,612,797
	6.00% 6/1/38	1,000,000	1,046,369
	6.00% 8/1/38	1,840,742	1,926,097
	6.00% 9/1/38	314,066	328,629
	6.50% 9/1/37	148,898	158,789
	6.50% 10/1/37	1,161,808	1,238,982
	6.50% 5/1/38	1,041,735	1,110,874
	7.00% 6/1/38	407,194	442,341
	Fannie Mae S.F. 30 yr TBA
	4.50% 7/1/39	3,000,000	2,993,435
	5.50% 7/1/38	1,000,000	1,032,188
	6.00% 7/1/37	500,000	522,500
•	Freddie Mac ARM
	5.526% 9/1/37	1,638,174	1,716,008
	5.616% 11/1/37	1,501,023	1,575,230
	5.916% 6/1/36	1,267,041	1,318,169
	Freddie Mac S.F.15 yr
	4.00% 2/1/24	586,964	587,575
	4.50% 12/1/19	448,721	465,389
	4.50% 4/1/21	248,628	257,863
	4.50% 5/1/23	848,368	866,445
	4.50% 6/1/23	222,234	226,969
	4.50% 12/1/23	219,078	223,747
	5.00% 6/1/22	1,652,495	1,712,295
	5.00% 4/1/23	1,664,827	1,723,678
	5.50% 6/1/23	375,223	392,708
	5.50% 12/1/13	429,191	446,456
	6.00% 11/1/23	799,751	846,767
	Freddie Mac S.F. 15 yr TBA
	4.00% 7/1/24	1,000,000	999,375
	4.50% 7/1/23	750,000	764,531
	Freddie Mac S.F. 30 yr
	4.00% 5/1/39	1,996,797	1,929,669
	4.50% 2/1/39	973,633	970,526
	4.50% 6/1/39	1,500,000	1,495,064
	5.00% 8/1/35	1,344,092	1,372,391
	5.00% 10/1/35	559,279	571,055
	5.00% 11/1/35	461,111	470,820
	5.00% 12/1/35	2,165,502	2,211,096
	5.00% 2/1/37	986,992	1,006,076
	5.00% 12/1/37	2,297,435	2,340,063

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)

5.00% 6/1/38	$440,578	$448,728
5.00% 1/1/39	918,810	935,807
5.50% 8/1/33	504,471	523,305
5.50% 6/1/35	798,871	828,196
5.50% 11/1/35	1,242,112	1,286,544
5.50% 1/1/37	1,039,841	1,075,413
5.50% 5/1/37	1,613,493	1,668,689
5.50% 7/1/37	361,376	373,569
5.50% 6/1/38	457,156	472,555
5.50% 8/1/38	866,609	895,800
5.50% 12/1/38	1,365,650	1,411,651
6.00% 9/1/37	2,385,351	2,492,366
6.00% 12/1/37	199,410	208,357
6.00% 8/1/38	1,656,167	1,730,375
6.00% 9/1/38	136,910	143,045
6.00% 10/1/38	879,008	918,499
6.00% 11/1/38	826,986	864,041
6.00% 4/1/39	408,303	426,557
6.50% 11/1/36	3,401,245	3,619,202
6.50% 10/1/37	364,417	387,692
6.50% 6/1/38	420,900	447,783
7.00% 6/1/38	125,080	134,627
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/39	1,500,000	1,525,313
5.50% 7/1/38	3,500,000	3,613,203
6.00% 7/1/37	1,000,000	1,043,438
Government National Mortgage Association S. F 30 yr
4.50% 4/15/39	1,500,857	1,501,267
5.00% 3/15/35	455,700	466,737
5.00% 8/15/38	246,807	252,168
5.50% 4/15/37	500,002	516,995
5.50% 7/15/37	383,979	397,328
5.50% 2/15/38	2,569,363	2,656,184
5.50% 8/15/38	686,435	710,085
5.50% 1/15/39	913,499	944,972
6.00% 5/15/37	859,718	896,760
6.00% 1/15/38	478,801	499,356
6.00% 5/15/38	1,057,723	1,103,131
6.00% 7/15/38	156,662	163,388
6.00% 8/15/38	417,727	435,660
6.00% 11/15/38	915,686	954,996
6.00% 12/15/38	300,000	312,879
6.50% 3/15/38	107,149	113,783
6.50% 9/15/38	731,169	776,438
6.50% 10/15/38	387,284	412,015
Government National Mortgage Association S.F. 30 yr TBA
4.50% 7/1/39	500,000	499,063
5.00% 7/1/37	2,850,000	2,905,218
5.50% 7/1/37	500,000	516,250
6.00% 7/1/37	500,000	520,781
6.50% 7/1/37	200,000	212,188

Total Agency Mortgage-Backed Securities (Cost $134,139,810)		136,441,401

AGENCY OBLIGATIONS–7.95%
Fannie Mae
1.50% 5/20/11	300,000	299,748
1.75% 3/23/11	2,000,000	2,019,871
1.875% 4/20/12	1,000,000	1,004,749
2.00% 2/11/11	500,000	503,560
2.00% 3/2/11	100,000	100,744
2.00% 4/1/11	100,000	100,763
2.00% 1/9/12	700,000	707,421
2.75% 2/5/14	500,000	500,636
3.00% 1/13/14	200,000	198,408
3.00% 5/12/14	100,000	99,502
3.25% 8/12/10	500,000	514,834
3.45% 4/8/16	250,000	246,024
3.50% 5/18/16	500,000	489,255
4.625% 10/15/13	800,000	864,509
5.00% 2/16/12	400,000	434,324
5.00% 2/13/17	750,000	819,638
5.00% 5/11/17	500,000	543,855
6.00% 5/15/11	200,000	217,471
6.25% 5/15/29	250,000	294,390
6.625% 11/15/30	200,000	245,714
7.125% 1/15/30	150,000	194,051
Federal Farm Credit Bank
2.125% 6/18/12	100,000	100,401
3.375% 11/18/11	200,000	201,810
3.50% 10/3/11	300,000	313,522
3.75% 12/6/10	300,000	312,227
3.875% 8/25/11	25,000	26,310
5.125% 8/25/16	100,000	109,125
Federal Home Loan Bank
1.375% 5/16/11	500,000	501,772
1.625% 1/21/11	600,000	606,940
1.625% 3/16/11	300,000	302,931
1.625% 7/27/11	300,000	301,804
2.25% 4/13/12	500,000	506,369
3.375% 8/13/10	1,100,000	1,134,686
3.375% 10/20/10	500,000	517,157
3.375% 2/27/13	250,000	258,957
3.625% 10/18/13	500,000	517,491
4.00% 9/6/13	250,000	263,271
5.00% 11/17/17	750,000	799,456
5.125% 8/14/13	200,000	219,402
5.375% 8/19/11	350,000	378,217

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY OBLIGATIONS (continued)
	Federal Home Loan Bank (continued)

	5.50% 8/13/14	$200,000	$223,533
	5.50% 7/15/36	200,000	204,679
	Freddie Mac
	1.625% 4/26/11	1,500,000	1,512,097
	1.75% 4/20/11	250,000	251,275
	1.75% 7/27/11	200,000	200,531
	2.00% 2/25/11	100,000	100,704
	2.00% 3/16/11	250,000	251,583
	2.00% 10/14/11	250,000	250,074
	2.00% 6/15/12	150,000	149,836
	2.05% 3/9/11	100,000	100,833
	2.45% 6/29/12	200,000	201,481
	2.50% 3/23/12	250,000	251,692
	2.50% 4/8/13	50,000	49,913
	2.50% 1/7/14	800,000	793,050
	2.50% 4/23/14	1,000,000	985,275
	2.875% 11/23/10	750,000	771,468
	3.00% 2/4/14	250,000	249,572
	3.00% 4/21/14	250,000	247,584
	3.00% 6/9/14	100,000	99,925
	3.75% 3/27/19	700,000	689,240
	3.875% 6/29/11	1,000,000	1,050,801
	4.125% 7/12/10	1,500,000	1,558,831
	4.75% 11/17/15	500,000	540,403
	4.875% 6/13/18	650,000	700,762
	5.00% 7/15/14	500,000	548,558
	5.00% 4/18/17	75,000	82,010
	6.25% 7/15/32	50,000	59,605
	6.75% 3/15/31	300,000	371,913
	Tennessee Valley Authority
	5.50% 7/18/17	100,000	109,241
	5.88% 4/1/36	75,000	80,100

	Total Agency Obligations (Cost $30,070,866)		30,457,884

	COMMERCIAL MORTGAGE-BACKED SECURITIES–2.99%
	Bank of America Commercial Mortgage Securities
	•Series 2000-2 A2 7.197% 9/15/32	80,245	81,317
	Series 2006-6 A2 5.309% 10/10/45	150,000	138,185
	Series 2006-6 A3 5.369% 10/10/45	250,000	193,891
	•Series 2007-2 A4 5.689% 4/10/49	150,000	113,600
	•Series 2007-3 A4 5.658% 6/10/49	200,000	141,530
	Series 2007-5 A4 5.492% 2/10/51	25,000	17,549
	Bank of America-First Union NB Commercial Mortgage
	Series 2001-3 A2 5.464% 4/11/37	200,000	201,316
	Bear Stearns Commercial Mortgage Securities
	Series 2004-PWR3 A3 4.487% 2/11/41	100,000	91,098
	Series 2004-T14 A3 4.80% 1/12/41	99,349	95,692
	•Series 2004-T14 A4 5.20% 1/12/41	190,000	171,121
	•Series 2004-T16 A6 4.75% 2/13/46	400,000	347,999
	Series 2006-PW13 A4 5.54% 9/11/41	150,000	124,395
	•Series 2007-PW16 A4 5.909% 6/11/40	250,000	205,169
•	Citigroup Commercial Mortgage Trust
	Series 2007-C6 A4 5.70% 12/10/49	150,000	118,602
	Series 2008-C7 A2B 6.095% 12/10/49	200,000	176,706
•◆	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	250,000	203,683
	Series 2006-C7 A3 5.706% 6/10/46	100,000	86,822
•	Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	296,034
	Credit Suisse First Boston Mortgage Securities
	Series 2001-CK6 A3 6.387% 8/15/36	147,502	148,285
	Series 2004-C2 A1 3.819% 5/15/36	142,184	135,957
	•Series 2005-C5 A4 5.10% 8/15/38	250,000	213,164
	Credit Suisse Mortgage Capital Certificates
	•Series 2007-C3 A4 5.912% 6/15/39	225,000	153,143
	•Series 2008-C1 A3 6.425% 2/15/41	200,000	144,251
	General Electric Capital Commercial Mortgage
	Series 2000-1 A2 6.496% 1/15/33	111,432	112,530
	Series 2007-C1 A4 5.543% 12/10/49	725,000	500,831

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	GMAC Commercial Mortgage Securities
	Series 2003-C3 A4 5.023% 4/10/40	$150,000	$136,341
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A4 4.964% 8/10/38	250,000	233,502
	•Series 2004-GG2 A6 5.396% 8/10/38	525,000	468,052
	Series 2005-GG4 A4 4.761% 7/10/39	245,450	189,210
	Greenwich Capital Commercial Funding
	•Series 2005 GG3 A4 4.799% 8/10/42	250,000	212,770
	•Series 2006-GG7 A4 5.917% 7/10/38	200,000	164,057
	Series 2007-GG11 A2 5.597% 12/10/49	245,000	221,709
	JPMorgan Chase Commercial Mortgage Securities
	Series 2001-C1 A3 5.857% 10/12/35	550,000	542,478
	•Series 2003-CB7 A4 4.879% 1/12/38	250,000	221,524
	•Series 2004-C2 A3 5.401% 5/15/41	150,000	132,611
	•Series 2004-PNC1 A4 5.393% 6/12/41	300,000	264,501
	Series 2005-LDP1 A3 4.865% 3/15/46	125,000	111,201
	Series 2005-LDP5 A3 5.373% 12/15/44	200,000	168,043
	•Series 2006-CB15 A4 5.814% 6/12/43	250,000	196,631
	Series 2006-LDP8 A4 5.399% 5/15/45	100,000	79,225
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2004-C2 A4 4.367% 3/15/36	250,000	211,666
	Series 2004-C8 A4 4.51% 12/15/29	250,000	220,953
	Series 2006-C6 A4 5.372% 9/15/39	250,000	202,703
	•Series 2007-C6 A4 5.858% 7/15/40	600,000	435,568
	•Series 2007-C7 A3 5.866% 9/15/45	25,000	19,124
•	Merrill Lynch Mortgage Trust
	Series 2004-BPC1 A3 4.467% 10/12/41	250,000	228,944
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	•Series 2006-3 A2 5.291% 7/12/46	200,000	182,771
	Series 2007-5 A4 5.378% 8/12/48	120,000	79,801
	Morgan Stanley Capital I
	Series 2004-T15 A3 5.03% 6/13/41	250,000	238,151
	Series 2005-IQ9 A5 4.70% 7/15/56	500,000	429,257
	•Series 2007-HQ12 A4 5.811% 4/12/49	200,000	142,852
	•Series 2007-HQ12 A5 5.811% 4/12/49	250,000	182,883
	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP3 A4 6.39% 7/15/33	233,984	237,656
	Series 2001-TOP5 A4 6.39% 10/15/35	200,000	205,027
	Wachovia Bank Commercial Mortgage Trust
	•Series 2003-C8 A4 4.964% 11/15/35	350,000	311,608
	Series 2003-C9 A3 4.608% 12/15/35	218,792	215,022
	Series 2007-C31 A2 5.421% 4/15/47	250,000	229,464
	•Series 2007-C32 A3 5.929% 6/15/49	200,000	138,896

	Total Commercial Mortgage-Backed Securities (Cost $11,785,938)		11,467,071

	CORPORATE BONDS–19.19%
	Aerospace & Defense–0.33%
	Boeing
	5.00% 3/15/14	100,000	105,392
	6.125% 2/15/33	50,000	51,066
	General Dynamics
	1.80% 7/15/11	65,000	64,913
	4.25% 5/15/13	50,000	51,094
	Goodrich 6.125% 3/1/19	100,000	100,568
	Honeywell International
	3.875% 2/15/14	55,000	56,258
	4.25% 3/1/13	50,000	51,967
	5.00% 2/15/19	100,000	102,333
	Lockheed Martin
	4.121% 3/14/13	100,000	102,085
	6.15% 9/1/36	50,000	53,555

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)

Northrop Grumman Systems
7.125% 2/15/11	$25,000	$26,844
7.875% 3/1/26	100,000	118,600
Raytheon 6.40% 12/15/18	50,000	55,434
Rockwell Collins 5.25% 7/15/19	50,000	51,794
United Technologies
4.875% 5/1/15	100,000	106,472
5.375% 12/15/17	50,000	53,042
6.125% 7/15/38	100,000	108,925

		1,260,342

Air Freight & Logistics–0.05%
FedEx
8.00% 1/15/19	100,000	114,154
United Parcel Service
4.50% 1/15/13	50,000	52,479
6.20% 1/15/38	30,000	32,936

		199,569

Airlines–0.05%
Continental Airlines
9.00% 7/8/16	200,000	200,000

		200,000

Automobiles–0.08%
Daimlerchrysler Finance North America
6.50% 11/15/13	150,000	152,624
7.75% 1/18/11	150,000	156,379

		309,003

Beverages–0.21%
Anheuser-Busch
4.95% 1/15/14	50,000	49,929
6.00% 4/15/11	50,000	52,458
Bottling Group
6.95% 3/15/14	100,000	114,174
Coca-Cola
5.35% 11/15/17	100,000	106,975
Coca-Cola Enterprises
4.25% 3/1/15	100,000	101,256
8.50% 2/1/12	50,000	57,085
Diageo Capital 5.75% 10/23/17	50,000	52,249
Diageo Finance 5.50% 4/1/13	100,000	105,223
PepsiCo
5.00% 6/1/18	50,000	51,483
7.90% 11/1/18	100,000	121,870

		812,702

Biotechnology–0.07%
Amgen
4.85% 11/18/14	50,000	52,877
6.15% 6/1/18	100,000	108,889
6.40% 2/1/39	50,000	53,365
Genentech 5.25% 7/15/35	50,000	46,741

		261,872

Capital Markets–2.59%
Ameriprise Financial
7.30% 6/28/19	20,000	20,502
Bank of New York Mellon
4.30% 5/15/14	30,000	30,517
4.95% 11/1/12	100,000	105,820
4.95% 3/15/15	50,000	47,816
Bear Stearns
4.65% 7/2/18	100,000	88,585
5.35% 2/1/12	100,000	104,924
5.55% 1/22/17	200,000	185,629
5.70% 11/15/14	50,000	51,002
Credit Suisse USA 6.50% 1/15/12	50,000	53,988
Deutsche Bank London
4.875% 5/20/13	250,000	256,843
5.375% 10/12/12	25,000	26,555
6.00% 9/1/17	500,000	510,873
Goldman Sachs Group
1.625% 7/15/11	100,000	100,594
3.25% 6/15/12	200,000	207,125
5.15% 1/15/14	300,000	301,399
5.35% 1/15/16	150,000	143,206
5.625% 1/15/17	100,000	95,184
5.95% 1/18/18	200,000	194,311
6.00% 5/1/14	230,000	240,292
6.125% 2/15/33	50,000	46,806
6.60% 1/15/12	250,000	266,336
6.75% 10/1/37	200,000	178,320
7.50% 2/15/19	125,000	134,077
KFW
2.00% 1/17/12	200,000	200,999
3.25% 2/15/11	400,000	412,980
3.25% 10/14/11	100,000	103,287
3.25% 3/15/13	100,000	101,978
3.50% 3/10/14	300,000	305,927
3.75% 6/27/11	300,000	313,709
4.00% 10/15/13	100,000	104,254
4.125% 10/15/14	100,000	101,203
4.347% 6/29/37	100,000	23,876
4.50% 7/16/18	300,000	307,926
4.875% 1/17/17	100,000	105,800

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)

Korea Development Bank
5.30% 1/17/13	$100,000	$98,867
Merrill Lynch
4.79% 8/4/10	100,000	100,554
5.00% 1/15/15	400,000	365,767
6.05% 5/16/16	100,000	89,661
6.11% 1/29/37	100,000	77,457
6.15% 4/25/13	100,000	100,225
6.22% 9/15/26	150,000	123,633
6.875% 4/25/18	250,000	231,760
7.75% 5/14/38	200,000	186,290
Morgan Stanley
1.95% 6/20/12	100,000	99,867
2.25% 3/13/12	100,000	100,946
2.90% 12/1/10	100,000	102,844
3.25% 12/1/11	100,000	103,799
4.75% 4/1/14	200,000	189,114
5.30% 3/1/13	250,000	253,425
5.45% 1/9/17	100,000	93,519
5.55% 4/27/17	250,000	233,079
5.95% 12/28/17	300,000	288,338
6.00% 5/13/14	100,000	101,352
7.30% 5/13/19	100,000	103,877
Morgan Stanley Dean Witter
6.75% 4/15/11	250,000	262,002
Northern Trust
4.625% 5/1/14	25,000	25,718
Oesterreichische Kontrollbank
2.875% 3/15/11	250,000	255,524
4.75% 10/16/12	50,000	52,988
4.875% 2/16/16	200,000	205,101
Rentenbank
3.25% 3/15/13	200,000	201,848
4.125% 7/15/13	200,000	208,987
Schwab (Charles) 4.95% 6/1/14	100,000	101,827
US Bancorp 1.80% 5/15/12	100,000	99,730

		9,930,742

Chemicals–0.29%
Dow Chemical
7.375% 11/1/29	25,000	22,777
7.60% 5/15/14	100,000	103,104
8.55% 5/15/19	155,000	155,533
9.40% 5/15/39	100,000	103,200
duPont (E.I.) deNemours
5.00% 7/15/13	50,000	52,629
5.25% 12/15/16	25,000	26,064
5.875% 1/15/14	100,000	108,399
Lubrizol
8.875% 2/1/19	50,000	58,184
Monsanto
5.125% 4/15/18	25,000	25,946
5.875% 4/15/38	50,000	51,190
7.375% 8/15/12	50,000	57,235
Potash
6.50% 5/15/19	45,000	48,577
Praxair 4.625% 3/30/15	101,000	104,482
Rohm & Haas 5.60% 3/15/13	125,000	123,670
Valspar 7.25% 6/15/19	50,000	50,438

		1,091,428

Commercial Banks–1.61%
American Express Bank
3.15% 12/9/11	100,000	103,605
Barclays Bank
5.45% 9/12/12	100,000	104,337
6.75% 5/22/19	100,000	99,354
BB&T
4.90% 6/30/17	100,000	89,036
5.70% 4/30/14	100,000	102,250
Capital One Financial
6.75% 9/15/17	100,000	95,826
Citibank
1.875% 5/7/12	100,000	99,678
Credit Suisse New York
3.45% 7/2/12	100,000	100,120
5.00% 5/15/13	200,000	204,643
5.50% 5/1/14	250,000	260,009
6.00% 2/15/18	200,000	199,997
Credit Suisse USA
5.25% 3/2/11	100,000	104,082
Fifth Third Bancorp
8.25% 3/1/38	100,000	76,723
HSBC Bank USA
3.125% 12/16/11	50,000	51,792
4.625% 4/1/14	100,000	98,282
HSBC Holdings
6.50% 5/2/36	100,000	97,958
6.80% 6/1/38	100,000	100,814
KeyBank
5.80% 7/1/14	150,000	139,339
National City Bank
6.20% 12/15/11	100,000	102,828
PNC Bank
6.875% 4/1/18	50,000	49,509

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)

PNC Funding
2.30% 6/22/12	$50,000	$50,443
Regions Bank
3.25% 12/9/11	50,000	51,909
7.50% 5/15/18	100,000	88,264
Sovereign Bank
2.75% 1/17/12	100,000	101,397
Suntrust Bank
3.00% 11/16/11	50,000	51,617
5.45% 12/1/17	50,000	43,987
UBS AG 5.75% 4/25/18	200,000	182,452
US Bank 6.375% 8/1/11	250,000	268,007
Wachovia
5.30% 10/15/11	25,000	26,066
5.625% 10/15/16	100,000	95,671
5.75% 2/1/18	100,000	98,374
Wachovia Bank
4.875% 2/1/15	250,000	239,009
5.85% 2/1/37	150,000	132,743
Wells Fargo
2.125% 6/15/12	100,000	100,364
3.00% 12/9/11	50,000	51,697
4.375% 1/31/13	250,000	252,359
4.875% 1/12/11	100,000	102,995
4.95% 10/16/13	500,000	498,426
5.125% 9/1/12	500,000	513,262
5.625% 12/11/17	150,000	147,894
6.375% 8/1/11	500,000	524,191
Wells Fargo Bank
6.45% 2/1/11	250,000	261,488

		6,162,797

Commercial Services & Supplies–0.17%
Allied Waste North America 6.875% 6/1/17	50,000	49,575
Donnelley & Sons (R.H.) 11.25% 2/1/19	50,000	53,010
International Lease Finance
5.75% 6/15/11	100,000	82,962
6.625% 11/15/13	150,000	115,557
Pitney Bowes 4.75% 1/15/16	100,000	97,654
Republic Services 6.75% 8/15/11	100,000	103,875
Waste Management
5.00% 3/15/14	25,000	24,452
7.00% 7/15/28	25,000	23,731
7.375% 3/11/19	100,000	107,349

		658,165

Communications Equipment–0.17%
Cisco Systems
4.95% 2/15/19	250,000	250,462
5.25% 2/22/11	100,000	105,485
5.50% 2/22/16	30,000	31,826
5.90% 2/15/39	100,000	98,820
Corning
6.625% 5/15/19	20,000	20,477
Harris
6.375% 6/15/19	35,000	37,003
Motorola
6.00% 11/15/17	50,000	40,813
Rogers Communications
6.80% 8/15/18	50,000	53,693
7.50% 8/15/38	25,000	27,759

		666,338

Computers & Peripherals–0.27%
Dell
3.375% 6/15/12	30,000	30,559
6.50% 4/15/38	50,000	47,897
7.10% 4/15/28	50,000	51,382
Hewlett-Packard
2.25% 5/27/11	100,000	100,351
4.25% 2/24/12	100,000	104,439
4.50% 3/1/13	100,000	104,053
4.75% 6/2/14	100,000	104,508
International Business Machines
4.75% 11/29/12	100,000	107,310
5.70% 9/14/17	200,000	212,682
5.875% 11/29/32	20,000	20,751
8.00% 10/15/38	100,000	129,857

		1,013,789

Construction Materials–0.04%
CRH America
5.30% 10/15/13	100,000	93,224
8.125% 7/15/18	25,000	24,105
Vulcan Materials 6.30% 6/15/13	38,000	39,198

		156,527

Consumer Finance–0.44%
American Express
6.15% 8/28/17	100,000	92,372
7.00% 3/19/18	100,000	97,259
7.25% 5/20/14	200,000	207,098
8.125% 5/20/19	100,000	103,949
American Express Credit
5.875% 5/2/13	150,000	149,071
Capital One Financial
7.375% 5/23/14	200,000	206,446

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)

HSBC Finance
5.00% 6/30/15	$100,000	$93,297
5.25% 1/14/11	200,000	201,423
6.375% 11/27/12	200,000	203,583
John Deere Capital
2.875% 6/19/12	50,000	51,271
5.50% 4/13/17	50,000	50,541
5.65% 7/25/11	100,000	104,604
7.00% 3/15/12	25,000	27,471
SLM 4.50% 7/26/10	100,000	94,524

		1,682,909

Diversified Consumer Services–0.05%
John Hopkins University
5.25% 7/1/19	50,000	51,628
Stanford University
3.625% 5/1/14	100,000	100,922
Vanderbilt University
5.25% 4/1/19	50,000	51,280

		203,830

Diversified Financial Services–2.67%
Allstate Life Global Funding Trusts
5.375% 4/30/13	100,000	103,487
Bank of America
1.70% 12/23/10	100,000	101,192
2.10% 4/30/12	200,000	200,441
2.375% 6/22/12	100,000	101,072
3.125% 6/15/12	150,000	154,811
4.50% 8/1/10	200,000	201,028
4.90% 5/1/13	100,000	97,487
5.30% 3/15/17	50,000	42,487
5.375% 9/11/12	250,000	251,384
5.625% 10/14/16	200,000	180,981
7.25% 10/15/25	30,000	26,589
7.375% 5/15/14	200,000	206,813
7.625% 6/1/19	100,000	100,619
Boeing Capital
6.50% 2/15/12	50,000	54,898
BP Capital Markets
3.125% 3/10/12	100,000	102,076
3.625% 5/8/14	100,000	99,842
5.25% 11/7/13	100,000	107,435
Caterpillar Financial Services
4.90% 8/15/13	50,000	49,857
5.05% 12/1/10	50,000	52,095
6.125% 2/17/14	100,000	106,776
Citigroup
2.125% 4/30/12	150,000	150,761
2.875% 12/9/11	100,000	102,929
4.625% 8/3/10	200,000	199,055
5.00% 9/15/14	50,000	41,962
5.125% 2/14/11	100,000	99,753
5.30% 10/17/12	300,000	289,581
5.50% 4/11/13	300,000	281,407
5.50% 2/15/17	50,000	40,801
5.625% 8/27/12	100,000	93,689
5.85% 8/2/16	100,000	88,899
6.00% 8/15/17	100,000	87,311
6.125% 5/15/18	125,000	109,512
6.875% 3/5/38	350,000	310,002
8.50% 5/22/19	100,000	101,893
Citigroup Funding
1.375% 5/5/11	100,000	100,187
2.00% 3/30/12	100,000	100,293
CME Group
5.75% 2/15/14	200,000	213,499
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	106,650
Diageo Investment
9.00% 8/15/11	100,000	109,911
General Electric Capital
1.80% 3/11/11	200,000	201,887
2.125% 12/21/12	100,000	99,394
2.20% 6/8/12	100,000	100,583
3.00% 12/9/11	100,000	103,225
4.80% 5/1/13	200,000	200,391
5.00% 11/15/11	150,000	154,529
5.25% 10/19/12	200,000	205,750
5.625% 5/1/18	450,000	426,326
5.875% 2/15/12	200,000	209,025
5.875% 1/14/38	200,000	158,755
5.90% 5/13/14	600,000	613,039
6.125% 2/22/11	200,000	209,704
6.75% 3/15/32	30,000	27,005
6.875% 1/10/39	250,000	225,692
JPMorgan Chase
2.125% 12/26/12	200,000	199,154
2.20% 6/15/12	100,000	100,577
2.625% 12/1/10	100,000	102,461
3.125% 12/1/11	100,000	103,505
4.65% 6/1/14	300,000	299,533
4.75% 5/1/13	100,000	101,357
5.375% 10/1/12	100,000	104,805
5.60% 6/1/11	100,000	104,741
6.00% 1/15/18	150,000	149,257
6.40% 5/15/38	200,000	201,163
6.625% 3/15/12	100,000	105,341
6.75% 2/1/11	100,000	104,585
JPMorgan Chase Bank
6.00% 10/1/17	100,000	97,489

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)

	JPMorgan Chase Capital XX
	6.55% 9/29/36	$200,000	$159,404
	National Rural Utilities Cooperative Finance
	5.45% 2/1/18	25,000	25,520
	7.25% 3/1/12	100,000	109,290
	8.00% 3/1/32	100,000	112,648
	Unilever Capital
	4.80% 2/15/19	100,000	101,178
	7.125% 11/1/10	50,000	53,403

			10,240,181

	Diversified Telecommunication Services–1.20%
	AT&T
	4.95% 1/15/13	150,000	156,127
	5.80% 2/15/19	150,000	152,575
	6.30% 1/15/38	100,000	96,938
	6.40% 5/15/38	50,000	49,104
	6.55% 2/15/39	50,000	50,074
	6.70% 11/15/13	200,000	219,853
	7.30% 11/15/11	100,000	109,724
	8.00% 11/15/31	160,000	185,184
	BellSouth
	6.875% 10/15/31	100,000	103,314
	British Telecommunications
	5.15% 1/15/13	100,000	99,734
	9.625% 12/15/30	100,000	111,132
	Deutsche Telekom International Finance
	5.25% 7/22/13	200,000	205,612
	6.00% 7/8/19	150,000	151,617
	8.75% 6/15/30	100,000	117,377
	Embarq
	7.082% 6/1/16	125,000	122,238
	7.995% 6/1/36	50,000	44,080
	France Telecom
	7.75% 3/1/11	100,000	108,196
	GTE 8.75% 11/1/21	100,000	113,862
	Koninkijke KPN
	8.00% 10/1/10	100,000	104,959
	Nokia Oyj
	6.625% 5/15/39	40,000	42,379
	Qwest
	7.50% 6/15/23	100,000	80,000
#	Qwest 144A
	8.375% 5/1/16	100,000	97,000
	SBC Communications
	5.10% 9/15/14	50,000	51,998
	5.625% 6/15/16	100,000	103,057
	Telecom Italia Capital
	5.25% 11/15/13	100,000	98,153
	5.25% 10/1/15	100,000	96,660
	6.175% 6/18/14	100,000	101,234
	7.721% 6/4/38	250,000	255,330
	Telefonica Emisiones
	4.949% 1/15/15	85,000	86,502
	6.421% 6/20/16	175,000	187,375
	7.045% 6/20/36	75,000	83,374
	Verizon Communications
	5.50% 2/15/18	150,000	149,219
	6.90% 4/15/38	150,000	156,980
	8.95% 3/1/39	200,000	253,329
	Verizon Global Funding
	7.25% 12/1/10	100,000	106,510
	7.375% 9/1/12	200,000	223,902
	7.75% 12/1/30	100,000	111,985

			4,586,687

	Electric Utilities–1.34%
	Alabama Power
	6.125% 5/15/38	100,000	107,643
	Appalachian Power
	5.00% 6/1/17	100,000	94,399
	Atlantic City Electric
	7.75% 11/15/18	15,000	17,748
	Carolina Power & Light
	6.30% 4/1/38	50,000	55,058
	Cincinnati Gas & Electric
	5.70% 9/15/12	50,000	50,894
	Columbus Southern Power
	5.50% 3/1/13	50,000	51,693
	Commonwealth Edison
	6.45% 1/15/38	100,000	103,487
	Consolidated Edison New York
	6.30% 8/15/37	20,000	21,267
	6.75% 4/1/38	25,000	28,155
	7.125% 12/1/18	100,000	113,800
	Duke Energy
	5.45% 4/1/19	50,000	52,121
	5.65% 6/15/13	100,000	104,907
	6.45% 4/1/39	130,000	146,145
	Entergy Texas
	7.125% 2/1/19	455,000	475,161
	Exelon
	4.90% 6/15/15	50,000	46,613
	Exelon Generation
	6.20% 10/1/17	25,000	24,924
	FirstEnergy
	6.45% 11/15/11	150,000	156,648
	7.375% 11/15/31	50,000	47,318

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)

Florida Power & Light
5.95% 2/1/38	$100,000	$107,378
FPL Group Capital
5.625% 9/1/11	25,000	26,738
6.00% 3/1/19	100,000	107,607
Georgia Power
5.25% 12/15/15	25,000	26,043
Hydro Quebec
6.30% 5/11/11	100,000	108,431
8.05% 7/7/24	50,000	60,672
MidAmerican Energy
5.30% 3/15/18	100,000	103,901
5.75% 11/1/35	25,000	24,870
MidAmerican Energy Holdings
5.875% 10/1/12	100,000	106,579
5.95% 5/15/37	25,000	24,212
6.125% 4/1/36	50,000	49,585
6.50% 9/15/37	100,000	104,126
National Grid
6.30% 8/1/16	100,000	102,884
Nevada Power
6.50% 8/1/18	50,000	51,214
7.125% 3/15/19	100,000	107,057
Northern States Power
5.25% 3/1/18	100,000	104,257
Oncor Electric Delivery
6.375% 5/1/12	75,000	79,193
7.00% 5/1/32	50,000	53,330
Ontario Electricity Financial
7.45% 3/31/13	100,000	111,358
Pacific Gas & Electric
6.05% 3/1/34	100,000	104,080
6.25% 12/1/13	100,000	109,915
6.25% 3/1/39	100,000	107,246
Pacificorp
6.35% 7/15/38	25,000	27,720
Portland General Electric
6.10% 4/15/19	100,000	105,284
PPL Energy Supply
6.50% 5/1/18	25,000	25,423
PPL Electric Utilities
6.25% 5/15/39	30,000	31,735
Progress Energy
7.10% 3/1/11	125,000	132,997
7.75% 3/1/31	50,000	58,908
Public Service Electric & Gas
5.375% 9/1/13	50,000	52,735
Public Service of Colorado
5.125% 6/1/19	135,000	138,999
South Carolina Electric & Gas
6.05% 1/15/38	25,000	27,013
Southern
4.15% 5/15/14	50,000	50,254
5.30% 1/15/12	100,000	105,062
Southern California Edison
5.75% 3/15/14	100,000	108,601
5.95% 2/1/38	25,000	26,543
6.05% 3/15/39	65,000	70,016
Toledo Edison
7.25% 5/1/20	30,000	33,466
Union Electric
6.70% 2/1/19	50,000	52,347
8.45% 3/15/39	80,000	93,978
Virginia Electric & Power
4.75% 3/1/13	50,000	51,204
5.00% 6/30/19	200,000	202,097
6.00% 5/15/37	25,000	25,903
8.875% 11/15/38	100,000	134,446
Wisconsin Electric Power
6.00% 4/1/14	100,000	109,979

		5,143,367

Electrical Equipment–0.04%
Cooper
5.25% 11/15/12	25,000	26,720
Emerson Electric
4.125% 4/15/15	100,000	101,990
5.25% 10/15/18	25,000	25,653

		154,363

Electronic Equipment, Instruments & Components–0.01%
Koninklijke Philips Electronics
6.875% 3/11/38	50,000	53,732

		53,732

Energy Equipment & Services–0.10%
Baker Hughes
6.50% 11/15/13	50,000	55,510
Diamond Offshore Drilling
5.875% 5/1/19	40,000	40,834
Halliburton
5.90% 9/15/18	50,000	53,489
Transocean
6.00% 3/15/18	25,000	26,034
6.80% 3/15/38	50,000	53,655
Weatherford International
6.00% 3/15/18	50,000	49,182
7.00% 3/15/38	25,000	24,144
9.875% 3/1/39	50,000	61,336

		364,184

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)

Food & Staples Retailing–0.38%
Costco Wholesale
5.50% 3/15/17	$50,000	$53,017
CVS Caremark
5.75% 6/1/17	50,000	50,337
6.25% 6/1/27	30,000	30,533
6.60% 3/15/19	100,000	107,043
Delhaize America
9.00% 4/15/31	25,000	30,429
Delhaize Group
5.875% 2/1/14	45,000	46,247
Kroger
5.00% 4/15/13	100,000	102,387
6.80% 4/1/11	100,000	105,910
Safeway
6.25% 3/15/14	100,000	107,424
6.35% 8/15/17	50,000	52,923
Sysco
6.625% 3/17/39	50,000	56,306
Walgreen
4.875% 8/1/13	50,000	53,102
Wal-Mart Stores
4.125% 2/15/11	200,000	207,639
4.125% 2/1/19	100,000	97,515
4.55% 5/1/13	100,000	104,878
7.55% 2/15/30	100,000	127,356
6.50% 8/15/37	125,000	140,155

		1,473,201

Food Products–0.34%
Archer-Daniels-Midland
6.45% 1/15/38	100,000	108,789
7.00% 2/1/31	50,000	56,296
Bunge Limited Finance
8.50% 6/15/19	35,000	36,659
Campbell Soup
3.375% 8/15/14	100,000	100,002
4.50% 2/15/19	35,000	34,475
ConAgra Foods
8.25% 9/15/30	100,000	111,837
General Mills
5.65% 9/10/12	50,000	53,399
5.65% 2/15/19	100,000	104,710
Heinz (H.J.)
5.35% 7/15/13	100,000	104,650
Kellogg
4.25% 3/6/13	50,000	51,516
6.60% 4/1/11	100,000	107,190
Kraft Foods
6.125% 2/1/18	50,000	51,782
6.25% 6/1/12	275,000	296,576
6.875% 2/1/38	50,000	53,060
Sara Lee
6.125% 11/1/32	25,000	20,680

		1,291,621

Gas Utilities–0.04%
Atmos Energy
8.50% 3/15/19	100,000	116,984
EQT
8.125% 6/1/19	25,000	26,805

		143,789

Health Care Equipment & Supplies–0.07%
Baxter International
4.625% 3/15/15	50,000	51,341
6.25% 12/1/37	50,000	55,086
Covidien International Finance 6.00% 10/15/17	25,000	26,630
Hospira
6.05% 3/30/17	25,000	24,452
6.40% 5/15/15	15,000	15,809
Medtronic 5.60% 3/15/19	100,000	104,987

		278,305

Health Care Providers & Services–0.27%
Aetna
6.00% 6/15/16	50,000	49,474
Cardinal Health
5.50% 6/15/13	50,000	49,701
CIGNA 7.875% 5/15/27	25,000	21,470
Express Scripts
5.25% 6/15/12	200,000	206,771
Medco Health Solutions
7.125% 3/15/18	25,000	26,370
7.25% 8/15/13	50,000	53,677
United Health Group
5.25% 3/15/11	100,000	103,245
5.50% 11/15/12	100,000	103,563
6.50% 6/15/37	50,000	43,480
6.625% 11/15/37	100,000	89,928
WellPoint
5.25% 1/15/16	100,000	94,870
5.85% 1/15/36	25,000	22,003
5.875% 6/15/17	50,000	49,012
7.00% 2/15/19	100,000	103,557

		1,017,121

Hotels, Restaurants & Leisure–0.07%
McDonald’s
4.30% 3/1/13	50,000	52,053
5.80% 10/15/17	100,000	109,288

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Hotels, Restaurants & Leisure (continued)
	McDonald’s (continued)

	6.30% 3/1/38	$50,000	$54,319
	Yum Brands
	8.875% 4/15/11	50,000	54,602

			270,262

	Household Durables–0.05%
	Fortune Brands
	5.375% 1/15/16	50,000	45,928
	Whirlpool
	5.50% 3/1/13	50,000	47,519
	8.00% 5/1/12	75,000	77,672

			171,119

	Household Products–0.16%
	Clorox
	5.00% 3/1/13	50,000	52,006
	Kimberly-Clark
	6.125% 8/1/17	100,000	109,862
	Procter & Gamble
	4.60% 1/15/14	250,000	263,188
	4.70% 2/15/19	100,000	101,609
	4.85% 12/15/15	50,000	53,681
	5.55% 3/5/37	50,000	50,814

			631,160

	Independent Power Producers & Energy Traders–0.01%
	Constellation Energy Group
	4.55% 6/15/15	25,000	21,696

			21,696

	Industrial Conglomerates–0.14%
	3M
	4.375% 8/15/13	25,000	26,607
	6.375% 2/15/28	25,000	26,787
	General Electric
	5.00% 2/1/13	50,000	52,068
	5.25% 12/6/17	200,000	196,740
	ITT
	4.90% 5/1/14	45,000	44,740
	Tyco Electronics Group
	7.125% 10/1/37	25,000	20,310
	Tyco International Finance
	6.00% 11/15/13	50,000	50,889
	8.50% 1/15/19	100,000	111,062

			529,203

	Insurance–0.64%
	ACE INA Holdings
	5.70% 2/15/17	50,000	49,862
	5.90% 6/15/19	25,000	25,106
	AFLAC
	8.50% 5/15/19	100,000	107,033
	Allstate
	5.00% 8/15/14	75,000	74,425
	7.45% 5/16/19	100,000	108,377
	American International Group
	4.25% 5/15/13	70,000	40,580
	5.85% 1/16/18	100,000	52,979
#	American International Group 144A
	8.25% 8/15/18	50,000	29,464
	AXA 8.60% 12/15/30	100,000	93,904
	Berkshire Hathaway Finance
	4.60% 5/15/13	100,000	103,802
	5.40% 5/15/18	50,000	51,617
#	Berkshire Hathaway Finance 144A
	4.00% 4/15/12	300,000	310,252
	Chubb
	5.75% 5/15/18	100,000	103,903
	Hartford Financial Services Group
	6.30% 3/15/18	100,000	81,445
	Marsh & McLennan
	5.375% 7/15/14	100,000	97,456
	MetLife
	5.00% 6/15/15	100,000	95,396
	5.70% 6/15/35	50,000	43,809
	6.75% 6/1/16	200,000	203,890
	Principal Financial Group
	8.875% 5/15/19	100,000	105,155
	Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	149,783
	Prudential Financial
	5.10% 9/20/14	100,000	94,588
	5.70% 12/14/36	50,000	37,623
	7.375% 6/15/19	75,000	73,765
	St. Paul Traveler
	6.75% 6/20/36	100,000	108,756
	Travelers
	5.90% 6/2/19	100,000	103,216
	6.25% 6/15/37	100,000	103,911

			2,450,097

	IT Services–0.05%
	Computer Sciences
	6.50% 3/15/18	50,000	51,176
	Electronic Data Systems
	7.45% 10/15/29	25,000	30,268
	Fiserv 6.125% 11/20/12	100,000	103,878

			185,322

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)

Machinery–0.08%
Caterpillar
6.05% 8/15/36	$50,000	$47,850
7.90% 12/15/18	100,000	115,532
Danaher 5.625% 1/15/18	100,000	104,470
Dover
6.60% 3/15/38	25,000	28,023

		295,875

Media–0.84%
AOL Time Warner
7.625% 4/15/31	125,000	121,836
CBS
5.625% 8/15/12	50,000	49,338
6.625% 5/15/11	50,000	50,636
7.875% 7/30/30	100,000	79,818
Comcast
5.50% 3/15/11	50,000	52,048
5.70% 5/15/18	200,000	201,421
5.90% 3/15/16	150,000	155,377
6.50% 1/15/17	100,000	106,244
6.95% 8/15/37	250,000	261,491
COX Communications
7.125% 10/1/12	100,000	107,573
Disney (Walt)
6.00% 7/17/17	150,000	162,244
News America
5.30% 12/15/14	125,000	126,041
6.15% 3/1/37	30,000	25,521
6.65% 11/15/37	50,000	45,110
Omnicom Group
6.25% 7/15/19	100,000	98,282
Reed Elsevier Capital
8.625% 1/15/19	100,000	113,807
Thomson Reuters
5.95% 7/15/13	100,000	102,388
6.50% 7/15/18	50,000	52,125
Time Warner
5.875% 11/15/16	150,000	148,044
6.50% 11/15/36	100,000	87,829
6.875% 5/1/12	100,000	107,043
7.70% 5/1/32	30,000	29,558
Time Warner Cable
5.85% 5/1/17	100,000	100,015
6.20% 7/1/13	50,000	52,729
6.55% 5/1/37	50,000	48,092
6.75% 6/15/39	100,000	97,636
7.30% 7/1/38	50,000	52,247
8.25% 2/14/14	100,000	112,198
Time Warner Entertainment
8.375% 3/15/23	250,000	276,233
Viacom
5.75% 4/30/11	50,000	51,210
6.25% 4/30/16	100,000	98,651
6.875% 4/30/36	50,000	46,200

		3,218,985

Metals & Mining–0.42%
Alcoa
6.00% 7/15/13	100,000	97,786
Allegheny Technologies
9.375% 6/1/19	100,000	106,143
ArcelorMittal
5.375% 6/1/13	50,000	47,931
6.125% 6/1/18	50,000	43,822
9.00% 2/15/15	100,000	105,557
Barrick Gold
6.95% 4/1/19	100,000	112,203
Barrick North America Finance
7.50% 9/15/38	25,000	29,208
BHP Billiton Finance
4.80% 4/15/13	50,000	52,036
5.40% 3/29/17	100,000	104,616
6.50% 4/1/19	150,000	166,883
Freeport-McMoRan Copper & Gold
8.375% 4/1/17	75,000	75,669
Nucor
5.75% 12/1/17	50,000	52,040
Rio Tinto Alcan
6.125% 12/15/33	50,000	39,622
Rio Tinto Finance
5.875% 7/15/13	100,000	100,716
6.50% 7/15/18	50,000	50,114
7.125% 7/15/28	25,000	23,916
8.95% 5/1/14	190,000	211,344
Vale Overseas
6.25% 1/11/16	100,000	102,743
@6.875% 11/21/36	100,000	95,201

		1,617,550

Multi-Utilities–0.17%
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	102,462
CenterPoint Energy Resources
7.875% 4/1/13	50,000	53,377
Dominion Resources
5.95% 6/15/35	25,000	23,925
DTE Energy
6.35% 6/1/16	50,000	45,942
7.625% 5/15/14	100,000	104,471
KeySpan 8.00% 11/15/30	25,000	26,909

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Multi-Utilities (continued)

	NiSource Finance
	5.40% 7/15/14	$50,000	$47,362
	5.45% 9/15/20	25,000	21,069
	San Diego Gas & Electric
	6.00% 6/1/39	110,000	117,377
	Sempra Energy
	6.00% 2/1/13	50,000	51,150
	6.15% 6/15/18	25,000	25,176
	6.50% 6/1/16	30,000	31,359

			650,579

	Multiline Retail–0.14%
	Kohl’s
	6.25% 12/15/17	50,000	51,500
	Nordstrom
	6.75% 6/1/14	60,000	62,435
	Target
	5.125% 1/15/13	100,000	106,011
	6.00% 1/15/18	50,000	53,100
	6.50% 10/15/37	100,000	101,484
	7.00% 1/15/38	150,000	160,388

			534,918

	Office Electronics–0.07%
	Xerox
	5.50% 5/15/12	100,000	99,792
	6.35% 5/15/18	150,000	134,093
	8.25% 5/15/14	25,000	26,022

			259,907

	Oil, Gas & Consumable Fuels–1.51%
	Anadarko Petroleum
	5.95% 9/15/16	100,000	98,805
	6.45% 9/15/36	50,000	45,081
	8.70% 3/15/19	100,000	112,210
	Apache
	5.25% 4/15/13	25,000	26,284
	6.00% 1/15/37	50,000	53,118
	Burlington Resources Finance
	7.20% 8/15/31	100,000	109,574
	Canadian Natural Resources
	5.45% 10/1/12	50,000	52,398
	5.90% 2/1/18	100,000	102,316
	6.25% 3/15/38	150,000	150,222
	Chevron
	3.45% 3/3/12	150,000	154,823
	3.95% 3/3/14	100,000	103,066
	Conoco Funding
	6.35% 10/15/11	50,000	54,598
	ConocoPhillips
	4.75% 2/1/14	100,000	104,225
	5.75% 2/1/19	100,000	105,295
	5.90% 5/15/38	50,000	50,099
	6.00% 1/15/20	100,000	107,281
	6.50% 2/1/39	30,000	32,041
	Consolidated Natural Gas
	5.00% 12/1/14	50,000	51,226
	Devon Energy
	5.625% 1/15/14	100,000	105,458
	Devon Financing
	7.875% 9/30/31	25,000	29,521
	Enbridge Energy
	9.875% 3/1/19	50,000	58,060
	EnCana
	5.90% 12/1/17	50,000	51,342
	6.625% 8/15/37	50,000	51,935
	7.20% 11/1/31	50,000	53,790
	Energy Transfer Partners
	6.70% 7/1/18	100,000	102,402
	Enterprise Products Operating
	6.375% 2/1/13	50,000	52,153
	7.50% 2/1/11	50,000	52,426
	EOG Resources
	5.625% 6/1/19	100,000	104,861
	6.875% 10/1/18	25,000	28,439
	Hess
	6.65% 8/15/11	50,000	53,243
	7.125% 3/15/33	100,000	100,441
	Husky Energy
	7.25% 12/15/19	125,000	136,825
	Kinder Morgan Energy Partners
	5.00% 12/15/13	150,000	147,740
	5.625% 2/15/15	165,000	166,967
	5.80% 3/15/35	50,000	42,338
	5.95% 2/15/18	50,000	49,025
	6.75% 3/15/11	50,000	52,425
	Magellan Midstream Partners
	6.55% 7/15/19	50,000	51,420
	Marathon Oil
	6.60% 10/1/37	100,000	97,063
#	Nabors Industries 144A
	9.25% 1/15/19	50,000	57,743
	Nexen
	6.40% 5/15/37	50,000	46,065
	Nobel Holding International
	7.375% 3/15/14	50,000	51,875
	Noble Energy
	8.25% 3/1/19	100,000	113,968
	Occidental Petroleum
	4.125% 6/1/16	150,000	147,741
	7.00% 11/1/13	50,000	57,298

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

	Ocean Energy
	7.25% 10/1/11	$50,000	$54,741
	ONEOK
	6.00% 6/15/35	25,000	21,017
	ONEOK Partners
	6.15% 10/1/16	50,000	49,575
	8.625% 3/1/19	100,000	112,026
	Panhandle Eastern Pipeline
	6.20% 11/1/17	50,000	48,277
	Pemex Project Funding Master Trust
	6.625% 6/15/35	50,000	45,284
	Petrobras International Finance
	5.875% 3/1/18	100,000	98,791
	Petro-Canada
	9.25% 10/15/21	50,000	59,864
#	Petroleos Mexicanos 144A
	8.00% 5/3/19	100,000	109,000
	Plains All American Pipeline
	6.65% 1/15/37	25,000	23,264
	8.75% 5/1/19	50,000	56,833
	Shell International Finance
	4.00% 3/21/14	100,000	102,792
	4.95% 3/22/12	25,000	26,075
	6.375% 12/15/38	100,000	109,300
#	Southern Natural Gas 144A
	5.90% 4/1/17	25,000	24,338
	Spectra Energy Capital
	7.50% 9/15/38	50,000	49,068
	StatoilHydro
	5.25% 4/15/19	45,000	46,399
	7.15% 1/15/29	25,000	28,951
	Suncor Energy
	6.10% 6/1/18	50,000	50,351
	7.15% 2/1/32	25,000	24,619
	Talisman Energy
	7.75% 6/1/19	25,000	27,744
	Tennessee Gas Pipeline
	8.00% 2/1/16	100,000	105,250
	TEPPCO Partners
	5.90% 4/15/13	50,000	49,503
	TransCanada Pipelines
	4.875% 1/15/15	50,000	50,310
	6.50% 8/15/18	100,000	108,982
	7.25% 8/15/38	100,000	114,092
	Valero Energy
	4.75% 6/15/13	25,000	23,946
	6.625% 6/15/37	150,000	128,337
	Williams
	8.75% 3/15/32	100,000	100,747
	XTO Energy
	6.50% 12/15/18	250,000	268,687
	6.75% 8/1/37	50,000	52,365
	7.50% 4/15/12	50,000	55,422

			5,801,176

	Paper & Forest Products–0.05%
	International Paper
	7.40% 6/15/14	50,000	49,824
	9.375% 5/15/19	100,000	102,098
	Weyerhaeuser
	6.95% 10/1/27	25,000	19,189

			171,111

	Pharmaceuticals–0.74%
	Abbott Laboratories
	5.125% 4/1/19	100,000	103,160
	5.60% 5/15/11	50,000	53,443
	5.875% 5/15/16	100,000	109,217
	6.00% 4/1/39	100,000	105,970
	AstraZeneca
	5.40% 9/15/12	50,000	54,280
	5.90% 9/15/17	100,000	107,258
	6.45% 9/15/37	150,000	166,853
	Bristol-Myers Squibb
	5.45% 5/1/18	50,000	53,068
	6.125% 5/1/38	50,000	54,220
	GlaxoSmithKline Capital
	4.85% 5/15/13	200,000	209,392
	5.65% 5/15/18	100,000	106,106
	6.375% 5/15/38	50,000	54,559
	Johnson & Johnson
	5.15% 7/15/18	150,000	160,088
	5.85% 7/15/38	100,000	107,557
	Lilly (Eli)
	5.20% 3/15/17	40,000	41,975
	5.50% 3/15/27	100,000	100,173
	McKesson
	6.50% 2/15/14	100,000	106,798
	Merck
	6.40% 3/1/28	50,000	54,355
	Novartis Capital
	4.125% 2/10/14	100,000	103,044
	Pfizer
	4.45% 3/15/12	100,000	104,991
	4.50% 2/15/14	50,000	52,142
	5.35% 3/15/15	100,000	107,592
	6.20% 3/15/19	100,000	109,564
	7.20% 3/15/39	100,000	119,142
	Schering-Plough
	6.00% 9/15/17	50,000	53,337
	6.55% 9/15/37	100,000	107,595

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)

Wyeth
5.00% 3/15/13	$50,000	$53,500
5.50% 2/15/16	150,000	157,232
6.00% 2/15/36	100,000	106,429

		2,823,040

Real Estate Investment Trusts–0.24%
Duke Reality
5.625% 8/15/11	50,000	47,888
ERP Operating
5.125% 3/15/16	100,000	91,836
HCP
5.65% 12/15/13	250,000	227,831
Health Care REIT
6.20% 6/1/16	50,000	43,381
Liberty Property
6.625% 10/1/17	50,000	42,494
Nationwide Health Properties
6.50% 7/15/11	50,000	49,281
ProLogis
5.625% 11/15/15	25,000	19,848
6.625% 5/15/18	100,000	78,863
Simon Property Group
5.25% 12/1/16	50,000	44,480
5.30% 5/30/13	50,000	48,390
5.625% 8/15/14	50,000	47,796
6.75% 5/15/14	65,000	65,379
10.35% 4/1/19	100,000	113,803

		921,270

Road & Rail–0.23%
Burlington Northern Santa Fe 5.65% 5/1/17	50,000	51,113
6.15% 5/1/37	25,000	25,047
Canadian National Railway
5.85% 11/15/17	50,000	52,920
6.25% 8/1/34	100,000	105,793
Canadian Pacific Railway
7.25% 5/15/19	65,000	67,561
CSX
6.15% 5/1/37	20,000	18,654
6.25% 4/1/15	75,000	77,632
7.375% 2/1/19	100,000	108,792
Norfolk Southern
5.90% 6/15/19	50,000	51,915
7.70% 5/15/17	40,000	43,907
7.80% 5/15/27	100,000	107,167
Union Pacific
6.125% 2/15/20	100,000	103,892
6.15% 5/1/37	25,000	23,170
6.50% 4/15/12	50,000	52,720

		890,283

Semiconductors & Semiconductor Equipment–0.01%
Analog Devices
5.00% 7/1/14	50,000	50,140

		50,140

Software–0.09%
Microsoft
2.95% 6/1/14	115,000	114,295
Oracle
5.00% 1/15/11	100,000	104,869
5.75% 4/15/18	125,000	132,083

		351,247

Specialty Retail–0.15%
Home Depot
4.625% 8/15/10	50,000	50,954
5.40% 3/1/16	150,000	149,940
5.875% 12/16/36	50,000	44,253
Lowe’s
5.60% 9/15/12	50,000	53,510
5.80% 10/15/36	100,000	94,946
Staples
9.75% 1/15/14	100,000	111,796
TJX
6.95% 4/15/19	55,000	61,389

		566,788

Tobacco–0.17%
Altria Group
8.50% 11/10/13	100,000	113,777
9.70% 11/10/18	150,000	172,239
10.20% 2/6/39	100,000	118,468
Philip Morris International
4.875% 5/16/13	100,000	105,031
5.65% 5/16/18	50,000	52,501
6.375% 5/16/38	50,000	53,378
Reynolds American 7.25% 6/1/13	50,000	51,461

		666,855

Wireless Telecommunication Services–0.28%
America Movil
6.375% 3/1/35	25,000	23,832
AT&T Wireless
7.875% 3/1/11	150,000	161,833
8.125% 5/1/12	50,000	56,015
8.75% 3/1/31	25,000	30,552

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Wireless Telecommunication Services (continued)

#	Verizon Wireless Capital 144A
	3.75% 5/20/11	$200,000	$204,186
	5.25% 2/1/12	100,000	105,530
	8.50% 11/15/18	100,000	119,710
	Vodafone Group
	4.15% 6/10/14	100,000	98,539
	5.00% 12/16/13	150,000	155,721
	5.625% 2/27/17	100,000	101,724

			1,057,642

	Total Corporate Bonds (Cost $70,846,307)		73,492,789

	MUNICIPAL BONDS–0.21%
	California State (Taxable) 5.95% 4/1/16	35,000	33,671
	California State Build America Bonds (Taxable Various Purpose) 7.50% 4/1/34	325,000	299,704
	Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
	Series A 6.899% 12/1/40	100,000	106,415
	Illinois State Taxable Pension
	4.95% 6/1/23	100,000	96,733
	5.10% 6/1/33	50,000	44,758
	New Jersey State Turnpike Authority Revenue Build America Bonds (Taxable)
	Series F 7.414% 1/1/40	90,000	107,140
	San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	52,104
	University of Virginia Revenue Build America Bonds (Taxable) 6.20% 9/1/39	50,000	55,919

	Total Municipal Bonds (Cost $772,172)		796,444

	NON-AGENCY ASSET-BACKED SECURITIES–0.44%
	Capital Auto Receivable Asset Trust
	Series 2008-2 A3A 4.68% 10/15/12	25,000	25,601
	Capital One Multi-Asset Execution Trust
	Series 2009-A2 A2 3.20% 4/15/14	250,000	250,703
	Chase Issuance Trust
	Series 2005-A10 A10 4.65% 12/17/12	250,000	258,157
	Series 2007-A17 A 5.12% 10/15/14	100,000	104,450
	Series 2009-A3 A3 2.40% 6/17/13	250,000	248,212
	Citibank Credit Card Issuance Trust
	Series 2004-A8 A8 4.90% 12/12/16	25,000	25,129
	Series 2005-A7 A7 4.75% 10/22/12	100,000	103,480
	Series 2006-A3 A3 5.30% 3/15/18	250,000	252,981
	Series 2009-A4 A4 4.90% 6/23/16	100,000	101,289
	Ford Credit Auto Owner Trust
	Series 2008-B A4A 4.95% 3/15/13	50,000	51,276
	USAA Auto Owner Trust
	Series 2008-1 A4 4.50% 10/15/13	150,000	155,467
	Series 2008-2 A4 5.16% 11/15/13	100,000	104,657

	Total Non-Agency Asset-Backed Securities (Cost $1,639,138)		1,681,402

	REGIONAL AUTHORITIES–0.27%
	Canada–0.27%
	British Columbia Province
	6.50% 1/15/26	100,000	112,651
	7.25% 9/1/36	100,000	124,714
	Manitoba Province 5.00% 2/15/12	100,000	105,760
	Nova Scotia Province 5.125% 1/26/17	50,000	51,190
	Ontario Province
	2.75% 2/22/11	150,000	153,967
	4.95% 6/1/12	75,000	80,511
	4.95% 11/28/16	100,000	102,011
	Quebec Province
	4.625% 5/14/18	100,000	99,128
	4.875% 5/5/14	100,000	105,181
	7.50% 9/15/29	75,000	92,220

	Total Regional Authorities (Cost $1,029,796)		1,027,333

	SOVEREIGN AGENCIES–0.12%
	Canada–0.07%
	Export Development Canada
	2.625% 11/15/11	150,000	153,382
	3.50% 5/16/13	100,000	101,687

			255,069

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SOVEREIGN AGENCIES (continued)

Japan–0.05%
Japan Bank for International Cooperation 4.25% 6/18/13	$200,000	$209,173

		209,173

Total Sovereign Agencies (Cost $458,950)		464,242

SOVEREIGN DEBT–1.09%
Brazil–0.27%
Republic of Brazil
8.25% 1/20/34	150,000	178,875
8.875% 10/14/19	200,000	245,999
8.875% 4/15/24	100,000	124,750
10.125% 5/15/27	125,000	173,750
10.25% 6/17/13	150,000	183,450
10.50% 7/14/14	100,000	125,000

		1,031,824

Chile–0.03%
Chile Government 5.50% 1/15/13	100,000	108,806

		108,806

Israel–0.05%
Israel Government
5.125% 3/1/14	100,000	104,931
5.125% 3/26/19	75,000	74,591

		179,522

Italy–0.22%
Republic of Italy
3.50% 7/15/11	100,000	103,115
4.375% 6/15/13	200,000	209,519
5.25% 9/20/16	200,000	206,335
5.375% 6/15/33	100,000	97,203
5.625% 6/15/12	100,000	109,114
6.875% 9/27/23	100,000	112,504

		837,790

Mexico–0.18%
Mexican Government
5.625% 1/15/17	250,000	254,000
6.05% 1/11/40	175,000	159,863
6.375% 1/16/13	200,000	217,000
8.30% 8/15/31	50,000	59,875

		690,738

Norway–0.12%
Eksportfinans
5.00% 2/14/12	200,000	212,339
5.50% 5/25/16	250,000	261,412

		473,751

Peru–0.05%
Republic of Peru
6.55% 3/14/37	50,000	48,750
7.125% 3/30/19	25,000	26,813
8.375% 5/3/16	100,000	115,750

		191,313

Poland–0.01%
Republic of Poland 6.25% 7/3/12	50,000	53,100

		53,100

Republic of Korea–0.07%
Export-Import Bank of Korea 5.50% 10/17/12	100,000	101,920
Republic of Korea
4.875% 9/22/14	50,000	49,582
5.75% 4/16/14	100,000	102,683

		254,185

South Africa–0.02%
South Africa Government 5.875% 5/30/22	100,000	93,500

		93,500

Sweden–0.07%
Swedish Export Credit
4.875% 9/29/11	200,000	211,191
5.125% 3/1/17	50,000	50,720

		261,911

Total Sovereign Debt (Cost $4,080,111)		4,176,440

SUPRANATIONAL BANKS–1.17%
African Development Bank 1.875% 1/23/12	100,000	99,730
Andina de Fomento 8.125% 6/4/19	40,000	42,524
Asian Development Bank
2.75% 5/21/14	150,000	147,675
3.00% 2/15/11	200,000	205,280
4.25% 10/20/14	100,000	101,495
European Bank for Reconstruction & Development 3.625% 6/17/13	100,000	103,501
European Investment Bank
2.00% 2/10/12	400,000	402,440
3.00% 4/8/14	200,000	199,265
3.125% 7/15/11	500,000	516,388
3.125% 6/4/14	500,000	501,622
4.125% 9/15/10	200,000	207,611
4.25% 7/15/13	250,000	263,775
4.875% 1/17/17	400,000	421,602

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SUPRANATIONAL BANKS (continued)

Inter-American Development Bank
3.00% 4/22/14	$200,000	$199,469
4.25% 9/14/15	75,000	77,351
4.375% 9/20/12	100,000	106,403
5.125% 9/13/16	100,000	107,400
International Bank for Reconstruction & Development
2.00% 4/2/12	200,000	200,054
3.50% 10/8/13	100,000	102,412
4.75% 2/15/35	50,000	46,756
5.00% 4/1/16	100,000	106,978
International Finance
3.00% 4/22/14	105,000	102,820
3.50% 5/15/13	100,000	103,152
Nordic Investment Bank 3.625% 6/17/13	100,000	103,012

Total Supranational Banks (Cost $4,439,566)		4,468,715

U.S. TREASURY OBLIGATIONS–23.84%
U.S. Treasury Bonds
2.75% 2/15/19	2,550,000	2,389,025
4.00% 8/15/18	50,000	51,879
4.25% 5/15/39	500,000	495,077
4.375% 2/15/38	1,500,000	1,515,236
4.50% 2/15/36	550,000	566,758
4.50% 5/15/38	150,000	154,899
4.75% 2/15/37	350,000	375,157
5.00% 5/15/37	300,000	333,938
5.25% 11/15/28	175,000	196,820
5.25% 2/15/29	100,000	112,500
5.375% 2/15/31	950,000	1,090,720
5.50% 8/15/28	350,000	404,524
6.125% 11/15/27	400,000	493,000
6.125% 8/15/29	400,000	498,250
6.25% 8/15/23	600,000	731,063
6.25% 5/15/30	1,200,000	1,521,751
6.375% 8/15/27	750,000	946,876
6.625% 2/15/27	750,000	967,149
6.75% 8/15/26	200,000	260,344
7.125% 2/15/23	500,000	653,516
7.25% 8/15/22	500,000	657,032
7.875% 2/15/21	350,000	475,289
8.00% 11/15/21	1,000,000	1,380,000
8.125% 8/15/19	500,000	685,704
8.125% 5/15/21	500,000	692,344
8.125% 8/15/21	200,000	277,594
8.50% 2/15/20	150,000	210,984
8.75% 8/15/20	500,000	716,407
8.875% 2/15/19	250,000	356,602
U.S. Treasury Notes
0.875% 12/31/10	1,000,000	1,001,680
0.875% 1/31/11	3,250,000	3,252,804
0.875% 2/28/11	3,500,000	3,498,645
0.875% 3/31/11	500,000	499,473
0.875% 4/30/11	4,500,000	4,488,223
0.875% 5/31/11	1,000,000	996,723
1.125% 6/30/11	1,300,000	1,300,511
1.125% 1/15/12	1,500,000	1,490,861
1.25% 11/30/10	1,500,000	1,511,540
1.375% 5/15/12	1,000,000	994,693
1.50% 10/31/10	2,500,000	2,528,517
1.75% 1/31/14	1,000,000	972,193
1.75% 3/31/14	2,000,000	1,935,002
1.875% 2/28/14	1,500,000	1,461,680
1.875% 4/30/14	3,800,000	3,688,670
2.00% 11/30/13	1,600,000	1,577,002
2.375% 8/31/10	1,000,000	1,021,055
2.375% 3/31/16	1,000,000	953,204
2.625% 2/29/16	500,000	485,352
2.625% 4/30/16	1,000,000	967,188
2.75% 7/31/10	1,000,000	1,023,711
2.75% 2/28/13	1,000,000	1,028,829
2.75% 10/31/13	250,000	254,707
3.125% 9/30/13	1,500,000	1,552,266
3.25% 5/31/16	700,000	703,282
3.375% 7/31/13	2,000,000	2,096,407
3.50% 5/31/13	950,000	1,001,212
3.50% 2/15/18	1,000,000	1,005,235
3.75% 11/15/18	1,630,000	1,658,660
3.875% 2/15/13	800,000	853,063
3.875% 5/15/18	750,000	773,028
4.00% 11/15/12	500,000	536,055
4.00% 2/15/14	750,000	802,793
4.00% 2/15/15	1,000,000	1,062,735
4.125% 5/15/15	1,250,000	1,333,595
4.25% 9/30/12	500,000	539,649
4.25% 11/15/13	1,000,000	1,080,938
4.25% 8/15/14	1,200,000	1,294,501
4.25% 11/15/17	500,000	530,469
4.50% 2/28/11	1,000,000	1,060,430
4.50% 9/30/11	1,500,000	1,608,048
4.50% 11/30/11	250,000	269,239
4.50% 3/31/12	500,000	541,094
4.50% 4/30/12	1,000,000	1,082,501
4.50% 5/15/17	350,000	377,809
4.625% 12/31/11	1,000,000	1,081,094
4.625% 7/31/12	100,000	108,899
4.625% 11/15/16	500,000	544,688
4.625% 2/15/17	500,000	544,180
4.75% 5/15/14	1,000,000	1,102,813
4.75% 8/15/17	500,000	548,282
4.875% 4/30/11	2,000,000	2,138,708

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)

4.875% 2/15/12	$500,000	$545,469
4.875% 6/30/12	500,000	547,969
4.875% 8/15/16	1,000,000	1,105,860
5.00% 8/15/11	500,000	540,938
5.125% 6/30/11	1,200,000	1,294,782
5.125% 5/15/16	500,000	560,938
7.25% 5/15/16	500,000	626,836
7.50% 11/15/16	300,000	382,758
8.75% 5/15/17	300,000	410,906
8.875% 8/15/17	250,000	345,645
9.125% 5/15/18	250,000	358,184
9.25% 2/15/16	200,000	273,875
11.25% 2/15/15	250,000	360,410

Total U.S. Treasury Obligations (Cost $91,928,526)		91,328,944

	Number of
	Shares

PREFERRED STOCK–0.02%
Royal Bank of Scotland Group 5.00% 10/1/14	100,000	80,028

Total Preferred Stock (Cost $86,538)		80,028

SHORT-TERM INVESTMENT–5.71%
Money Market Mutual Fund–5.71%
Dreyfus Treasury & Agency Cash Management Fund	21,888,626	21,888,626

Total Short-Term Investment (Cost $21,888,626)		21,888,626

TOTAL VALUE OF SECURITIES–98.62% (Cost $373,166,344)	377,771,319

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.38%	5,286,785

NET ASSETS APPLICABLE TO 36,951,243 SHARES OUTSTANDING–100.00%	$383,058,104

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND STANDARD CLASS ($93,079,310 / 8,972,422 Shares)	$10.374

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND SERVICE CLASS ($289,978,794 / 27,978,821 Shares)	$10.364

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$374,214,700
Undistributed net investment income	4,484,181
Accumulated net realized loss on investments	(245,752)
Net unrealized appreciation of investments	4,604,975

Total net assets	$383,058,104

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of June 30, 2009.
##	Zero coupon security. The rate shown is the yield at the time of purchase.
@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $95,201, which represented 0.02% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $1,057,223, which represented 0.28% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
ARM–Adjustable Rate Mortgage
REIT–Real Estate Investment Trust
S.F.–Single Family
TBA –To Be Announced
yr–Year

See accompanying notes

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

ASSETS:
Investments, at value (Cost $373,166,344)	$377,771,319
Cash	4,033
Interest receivable	2,815,022
Receivable for fund shares sold	24,295,353
Receivable for securities sold	2,330,797

TOTAL ASSETS	407,216,524

LIABILITIES:
Payable for securities purchased	23,973,911
Payable for fund shares redeemed	4,537
Due to manager and affiliates	146,552
Other accrued expenses	33,420

TOTAL LIABILITIES	24,158,420

Total Net Assets	$383,058,104

See accompanying notes

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$5,077,117

EXPENSES:
Management fees	506,170
Distribution expenses-Service Class	258,077
Accounting and administration expenses	59,041
Professional fees	16,322
Reports and statements to shareholders	5,427
Trustees’ fees	3,735
Custodian fees	2,903
Other	30,029

881,704
Less expenses waived/reimbursed	(88,580)

Total operating expenses	793,124

NET INVESTMENT INCOME	4,283,993

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(34,838)
Net change in unrealized appreciation/depreciation of investments	(694,370)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(729,208)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,554,785

See accompanying notes

LVIP SSgA Bond Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/09	5/1/08* to
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,283,993	$1,671,984
Net realized gain (loss) on investments	(34,838)	141,940
Net change in unrealized appreciation/depreciation of investments	(694,370)	5,299,345

Net increase in net assets resulting from operations	3,554,785	7,113,269

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(190,379)
Service Class	—	(554,309)

	—	(744,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	71,071,883	33,202,647
Service Class	185,985,986	157,472,386
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	190,379
Service Class	—	554,309

	257,057,869	191,419,721

Cost of shares repurchased:
Standard Class	(9,765,868)	(3,331,356)
Service Class	(50,069,454)	(12,176,174)

	(59,835,322)	(15,507,530)

Increase in net assets derived from capital share transactions	197,222,547	175,912,191

NET INCREASE IN NET ASSETS	200,777,332	182,280,772
NET ASSETS:
Beginning of period	182,280,772	—

End of period (including undistributed net investment income of $4,484,181 and $946,804, respectively)	$383,058,104	$182,280,772

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP SSgA Bond Index Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/1/08[2]	Ended	5/1/08[2]
	6/30/09[1]	to	6/30/09[1]	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Net asset value, beginning of period	$10.268	$10.000	$10.271	$10.000

Income from investment operations:

Net investment income[3]	0.182	0.239	0.169	0.223
Net realized and unrealized gain (loss) on investments	(0.076)	0.092	(0.076)	0.091

Total from investment operations	0.106	0.331	0.093	0.314

Less dividends and distributions from:
Net investment income	—	(0.063)	—	(0.043)

Total dividends and distributions	—	(0.063)	—	(0.043)

Net asset value, end of period	$10.374	$10.268	$10.364	$10.271

Total return[4]	1.03%	3.30%	0.91%	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,079	$31,057	$289,979	$151,224
Ratio of expenses to average net assets	0.42%	0.43%	0.67%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.49%	0.53%	0.74%	0.78%
Ratio of net investment income to average net assets	3.58%	3.60%	3.33%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.51%	3.50%	3.26%	3.25%
Portfolio turnover	163%	324%	163%	324%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclay’s Aggregate Bond Index. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.45% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2010 as follows: 0.07% of the first $500 million of average daily net assets of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreements renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.06% of the first $100 million of the Fund’s average daily net assets; 0.03% of the next $400 million; and 0.02% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $3,176 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $8,715 and $2,681, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributions, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$90,665
Fees payable to DSC	690
Distribution fees payable to LFD	55,197

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $299,312,631 and sales of $167,094,983 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2009, the Fund made purchases of $83,081,404 and sales of $37,317,541 of long-term U.S. government securities.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $373,287,040. At June 30, 2009, net unrealized appreciation was $4,484,279, of which $6,973,531 related to unrealized appreciation of investments and $2,489,252 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$179,206,511	$841,247	$180,047,758
Corporate Debt	—	73,492,789	—	73,492,789
Foreign Debt	—	9,626,499	510,231	10,136,730
Municipal Bonds	—	796,444	—	796,444
Short-Term	21,888,626	—	—	21,888,626
U.S. Treasury Obligations	—	91,328,944	—	91,328,944
Other	—	80,028	—	80,028

Total	$21,888,626	$354,531,215	$1,351,478	$377,771,319

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed		Total
	Securities	Foreign Debt	Fund

Balance as of 12/31/08	$—	$105,222	$105,222
Net change in unrealized appreciation/depreciation	(8,390)	(1,833)	(10,223)
Net purchases, sales, and settlements	849,637	406,842	1,256,479
Net transfers in and/or out of Level 3	—	—	—

Balance as of 6/30/09	$841,247	$510,231	$1,351,478

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$(8,390)	$(1,833)	$(10,223)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the period May 1, 2008 through December 31, 2008 was as follows:

5/1/08
to
12/31/08

Ordinary income	$744,688

In addition, the Fund declared an ordinary income consent dividend of $1,079,962 for the period May 1, 2008 through December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$374,214,700
Undistributed ordinary income	4,484,181
Realized losses 1/1/09–6/30/09	(125,056)
Unrealized appreciation of investments	4,484,279

Net assets	$383,058,104

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions and losses on wash sales.

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(746,616)	$(333,346)	$1,079,962

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	5/1/08*
	Ended	to
	6/30/09	12/31/08

Shares sold:
Standard Class	6,899,033	3,338,490
Service Classs	18,142,806	15,893,750
Shares issued upon reinvestment of ividends and distributions:
Standard Class	–	19,028
Service Classs	–	55,381

	25,041,839	19,306,649

Shares repurchased:
Standard Class	(951,317)	(332,812)
Service Classs	(4,887,548)	(1,225,568)

	(5,838,865)	(1,558,380)

Net increase	19,202,974	17,748,269

*	Commenced operations on May 1, 2008.

7.	Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–30

LVIP SSgA Funds

LVIP SSgA Funds
SSgA Developed International 150 Fund
SSgA Emerging Markets 100 Fund
SSgA Large Cap 100 Fund
SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP SSgA Funds

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	3
Statements of Net Assets	8
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	27

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,162.10	0.51%	$2.73
Service Class Shares	1,000.00	1,160.80	0.76%	4.07

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.27	0.51%	$2.56
Service Class Shares	1,000.00	1,021.03	0.76%	3.81

LVIP SSgA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,390.00	0.70%	$4.15
Service Class Shares	1,000.00	1,388.50	0.95%	5.63

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.32	0.70%	$3.51
Service Class Shares	1,000.00	1,020.08	0.95%	4.76

LVIP SSgA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,021.00	0.46%	$2.31
Service Class Shares	1,000.00	1,019.50	0.71%	3.56

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,106.40	0.46%	$2.40
Service Class Shares	1,000.00	1,105.10	0.71%	3.71

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

*	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Percentage
Country	of Net Assets

Common Stock	97.82%

Australia	3.18%
Austria	1.29%
Belgium	2.03%
Canada	3.40%
Finland	3.27%
France	10.15%
Germany	7.70%
Greece	3.11%
Hong Kong	1.52%
Ireland	0.01%
Italy	6.78%
Japan	21.29%
Luxembourg	0.76%
Netherlands	3.59%
New Zealand	0.66%
Norway	1.46%
Portugal	1.18%
Singapore	1.17%
Spain	3.95%
Sweden	2.00%
Switzerland	4.40%
United Kingdom	14.92%

Preferred Stock	0.69%

Rights	0.03%

Warrant	0.00%

Short-Term Investment	0.58%

Total Value of Securities	99.12%

Receivables and Other Assets Net of Liabilities	0.88%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.53%
Air Freight Logistics	0.58%
Airlines	1.22%
Auto Components	2.18%
Automobiles	6.21%
Beverages	2.62%
Building Products	0.57%
Capital Markets	0.71%
Chemicals	1.78%
Commercial Banks	14.21%
Commercial Services & Supplies	0.77%
Communications Equipment	1.18%
Computers & Peripherals	0.58%
Construction & Engineering	0.56%
Construction Materials	1.53%
Consumer Finance	0.90%
Containers & Packaging	0.59%
Diversified Financial Services	1.77%
Diversified Telecommunication Services	2.98%
Electric Utilities	2.41%
Electronic Equipment, Instruments & Components	1.18%
Food & Staples Retailing	1.71%
Food Products	2.49%
Gas Utilities	0.64%
Health Care Providers & Services	1.64%
Hotels, Restaurants & Leisure	0.54%
Household Durables	1.11%
Independent Power Producers & Energy Traders	0.61%
Industrial Conglomerates	1.32%
Insurance	4.10%
Internet & Catalog Retail	0.64%
IT Services	0.53%
Machinery	3.86%
Marine	1.81%
Media	0.55%
Metals & Mining	5.07%
Multiline Retail	1.16%
Multi-Utilities	1.28%
Office Electronics	1.65%
Oil, Gas & Consumable Fuels	5.24%
Paper & Forest Products	2.11%
Pharmaceuticals	3.18%
Real Estate Investment Trusts	3.70%
Real Estate Management & Development	0.88%
Road & Rail	0.74%
Semiconductors & Semiconductor Equipment	0.72%
Textiles, Apparel & Luxury Goods	0.64%
Trading Companies & Distributors	4.52%
Transportation Infrastructure	0.53%
Wireless Telecommunication Services	0.51%

Total	98.54%

LVIP SSgA Funds–3

LVIP SSgA Developed International 150 Fund
Country and Sector Allocations and Top 10 Equity Holdings (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Teck Resources Class B	1.37%
Barclays	1.03%
Swiss Reinsurance Class R	0.97%
ORIX	0.90%
Sojitz	0.89%
Fortis	0.89%
ING Groep CVA	0.88%
EFG Eurobank Ergasias	0.88%
New World Development	0.88%
Lloyds Banking Group	0.87%

Total	9.56%

LVIP SSgA Funds–4

LVIP SSgA Emerging Markets 100 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Percentage
Country	of Net Assets

Common Stock	88.05%

Brazil	0.91%
Chile	1.08%
Egypt	0.75%
Hong Kong	15.03%
Hungary	2.91%
India	1.17%
Indonesia	4.11%
Malaysia	5.77%
Mexico	2.03%
Poland	2.12%
Republic of Korea	10.99%
Russia	7.94%
South Africa	8.94%
Taiwan	14.40%
Thailand	1.98%
Turkey	7.92%

Preferred Stock	8.53%

Short-Term Investment	2.84%

Total Value of Securities	99.42%

Receivables and Other Assets Net of Liabilities	0.58%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Air Freight & Logistics	0.89%
Airlines	1.00%
Auto Components	1.08%
Automobiles	1.95%
Beverages	0.97%
Capital Markets	1.93%
Chemicals	1.62%
Commercial Banks	17.10%
Computers & Peripherals	3.56%
Construction & Engineering	2.09%
Construction Materials	1.05%
Diversified Financial Services	2.96%
Diversified Telecommunication Services	5.01%
Electric Utilities	2.39%
Electronic Equipment, Instruments & Components	3.18%
Food & Staples Retailing	1.07%
Food Products	5.63%
Gas Utilities	0.87%
Hotels, Restaurants & Leisure	1.72%
Household Durables	1.08%
Independent Power Producers & Energy Traders	0.92%
Industrial Conglomerates	2.00%
Machinery	0.71%
Marine	4.90%
Metals & Mining	12.74%
Oil, Gas & Consumable Fuels	7.31%
Pharmaceuticals	2.30%
Real Estate Management & Development	1.72%
Semiconductors & Semiconductor Equipment	1.04%
Textiles, Apparel & Luxury Goods	0.76%
Transportation Infrastructure	1.74%
Water Utilities	1.69%
Wireless Telecommunication Services	1.60%

Total	96.58%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Bumi Resources	1.74%
Agile Property Holdings	1.72%
Mechel ADR	1.42%
Sberbank Class S	1.39%
Gerdau	1.31%
KGHM Polska Miedz	1.30%
Astra International	1.25%
Turkiye Halk Bankasi	1.24%
Maanshan Iron & Steel	1.22%
Metalurgica Gerdau	1.21%

Total	13.80%

LVIP SSgA Funds–5

LVIP SSgA Large Cap 100 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.58%

Aerospace & Defense	1.07%
Automobiles	0.98%
Beverages	1.02%
Capital Markets	1.04%
Chemicals	3.46%
Commercial Banks	4.95%
Communications Equipment	1.77%
Computers & Peripherals	2.09%
Consumer Finance	4.16%
Distributors	0.91%
Diversified Telecommunication Services	2.53%
Electric Utilities	2.69%
Electrical Equipment	2.17%
Electronic Equipment, Instruments & Components	1.37%
Energy Equipment & Services	3.16%
Food & Staples Retailing	0.82%
Food Products	3.63%
Health Care Equipment & Supplies	2.82%
Health Care Providers & Services	5.34%
Household Durables	2.06%
Household Products	1.81%
Industrial Conglomerates	0.93%
Insurance	5.55%
IT Services	1.86%
Leisure Equipment & Products	1.13%
Machinery	6.33%
Media	2.14%
Metals & Mining	2.31%
Multiline Retail	3.20%
Multi-Utilities	3.64%
Office Electronics	1.16%
Oil, Gas & Consumable Fuels	4.54%
Pharmaceuticals	2.60%
Road & Rail	1.99%
Semiconductors & Semiconductor Equipment	4.73%
Software	1.86%
Specialty Retail	3.10%
Textiles, Apparel & Luxury Goods	0.79%
Tobacco	0.87%

U.S. Treasury Obligations	0.11%

Short-Term Investment	1.48%

Total Value of Securities	100.17%

Liabilities Net of Receivables and Other Assets	(0.17%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Dow Chemical	1.56%
Capital One Financial	1.45%
American Express	1.38%
United States Steel	1.37%
Tyco Electronics	1.37%
Discover Financial Services	1.32%
Ingersoll-Rand Class A	1.23%
Rockwell Automation	1.20%
Penney (J.C.)	1.16%
Xerox	1.16%

Total	13.20%

LVIP SSgA Funds–6

LVIP SSgA Small-Mid Cap 200 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.01%

Airlines	0.30%
Auto Components	1.57%
Biotechnology	0.41%
Building Products	1.86%
Capital Markets	2.03%
Chemicals	2.12%
Commercial Banks	3.71%
Commercial Services & Supplies	3.49%
Communications Equipment	2.49%
Computers & Peripherals	0.46%
Consumer Finance	1.28%
Diversified Consumer Services	0.58%
Diversified Financial Services	0.38%
Diversified Telecommunication Services	1.17%
Electric Utilities	1.24%
Electrical Equipment	1.26%
Electronic Equipment, Instruments & Components	6.91%
Energy Equipment & Services	1.68%
Food & Staples Retailing	1.52%
Food Products	0.88%
Gas Utilities	0.48%
Health Care Equipment & Supplies	3.15%
Health Care Providers & Services	4.75%
Health Care Technology	0.38%
Hotels, Restaurants & Leisure	3.59%
Household Durables	2.63%
Industrial Conglomerates	1.51%
Insurance	1.94%
Internet Software & Services	0.75%
IT Services	3.54%
Leisure Equipment & Products	0.26%
Life Sciences Tools & Services	0.50%
Machinery	5.09%
Marine	2.10%
Media	1.69%
Metals & Mining	2.28%
Multi-Utilities	0.39%
Oil, Gas & Consumable Fuels	4.05%
Paper & Forest Products	0.53%
Personal Products	0.47%
Pharmaceuticals	0.90%
Real Estate Investment Trusts	12.46%
Road & Rail	0.37%
Semiconductors & Semiconductor Equipment	0.84%
Software	1.27%
Specialty Retail	3.05%
Textiles, Apparel & Luxury Goods	1.48%
Thrift & Mortgage Finance	0.57%
Tobacco	0.41%
Trading Company & Distributors	2.24%

U.S. Treasury Obligations	0.12%

Short-Term Investment	0.44%

Total Value of Securities	99.57%

Receivables and Other Assets Net of Liabilities	0.43%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Macerich	1.04%
Spartan Motors	1.04%
MGM MIRAGE	1.01%
Advance America Cash Advance Centers	0.97%
Brandywine Realty Trust	0.96%
Golar LNG	0.92%
CBL & Associates Properties	0.90%
Andersons	0.79%
SL Green Realty	0.78%
Dynamic Materials	0.78%

Total	9.19%

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.82%Δ
	Australia–3.18%
	Dexus Property Group	415,562	$250,973
	Incitec Pivot	151,779	290,884
	Macquarie Group	11,888	374,297
	Macquarie Infrastructure Group	212,053	244,181
	Stockland	1,819	4,702
	Wesfarmers	17,083	311,575

			1,476,612

	Austria–1.29%
	Erste Group Bank	12,918	348,400
	OMV	6,691	250,462

			598,862

	Belgium–2.03%
	Anheuser-Busch InBev	8,130	293,496
	Delhaize Group	3,319	233,373
	Fortis	121,561	414,289

			941,158

	Canada–3.40%
	Enerplus Resources Fund	13,528	292,299
	Magna International Class A	8,400	356,425
	Penn West Energy Trust	23,200	295,423
	Teck Resources Class B	39,800	634,788

			1,578,935

	Finland–3.27%
	Neste Oil	16,276	225,988
	Nokia	19,000	278,200
†	Stora Enso Class R	63,058	332,530
	UPM-Kymmene	38,698	337,041
	Wartsila	10,600	341,038

			1,514,797

	France–10.15%
	AXA	18,594	349,186
	BNP Paribas	5,550	360,003
	Cap Gemini	6,686	246,056
	Casino Guichard Perrachon	3,306	222,792
	Cie de Saint-Gobain	7,981	266,682
	Compagnie Generale des Etablissements Michelin Class B	6,025	343,115
	Danone	5,534	273,053
	France Telecom	9,451	214,201
	Lafarge	3,060	207,072
†	Lafarge–New	1,908	124,888
	Lagardere	7,716	256,149
	Peugeot	11,564	303,611
	PPR	3,491	284,734
	Renault	10,854	398,378
	Sanofi-Aventis	3,981	233,775
	Vallourec	2,414	292,959
	Veolia Environnement	11,209	329,976

			4,706,630

	Germany–7.70%
	Bayerische Motoren Werke	7,732	290,948
	Celesio	12,154	279,043
	Commerzbank	40,994	252,112
	Daimler	8,635	311,484
	Deutsche Bank	4,535	276,635
	Deutsche Bank Regular Shares	869	52,688
	Deutsche Lufthansa	20,651	259,219
	Deutsche Post	20,789	269,261
	E.ON	8,064	285,345
	MAN	5,025	307,274
	Metro	6,775	323,446
	Salzgitter	3,999	350,536
	ThyssenKrupp	12,504	310,578

			3,568,569

	Greece–3.11%
	Alpha Bank	33,765	369,372
	Coca-Cola Hellenic Bottling	15,600	321,621
	EFG Eurobank Ergasias	38,730	407,392
	Piraeus Bank	34,379	342,340

			1,440,725

	Hong Kong–1.52% ■
	Hutchison Whampoa	45,759	299,061
	New World Development	225,155	407,318

			706,379

	Ireland–0.01%
	CRH	271	6,195

			6,195

	Italy–6.78%
	A2A	147,570	268,850
	Banca Monte dei Paschi di Siena	161,905	261,360
	Banca Popolare di Milano Scarl	44,963	267,692
	Banco Popolare	48,630	362,842
	Enel	68,078	331,314
	ENI	11,532	272,526
	Finmeccanica	17,409	244,894
	Parmalat	108,771	262,236
	Telecom Italia	166,888	230,550
	UniCredit	150,058	377,769
	Unione di Banche Italiane	20,329	264,301

			3,144,334

	Japan–21.29%
	Aisin Seiki	14,300	310,999
	Astellas Pharma	7,200	255,621
	Brother Industries	29,900	265,695

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Canon	7,700	$252,590
	Daiichi Sankyo	12,900	231,405
	ITOCHU	45,000	313,921
	JFE Holdings	10,300	347,503
	Kawasaki Kisen Kaisha	72,000	297,477
	Kirin Holdings	21,000	294,301
	Makita	9,700	235,124
	Marubeni	72,000	319,900
	Mazda Motor	132,000	338,462
	Mediceo Paltac Holdings	20,600	236,302
	Mitsubishi	17,200	319,253
	Mitsubishi Chemical Holdings	63,500	269,610
	Mitsui OSK Lines	45,000	292,899
	Nippon Mining Holdings	55,000	286,619
	Nippon Yusen	57,000	246,746
	Nissan Motor	61,700	375,336
	NSK	57,000	289,941
	Omron	18,500	267,907
	ORIX	6,950	419,178
	Ricoh	19,000	245,562
	Seiko Epson	16,500	269,776
	Showa Shell Sekiyu	24,200	256,747
	Sojitz	188,400	414,624
	Sumitomo	25,400	258,931
	Sumitomo Heavy Industries	67,000	299,772
	Suzuken	8,400	243,725
	Takeda Pharmaceutical	6,400	249,808
	TDK	5,900	278,065
	Toyota Motor	6,900	262,878
	Toyota Tsusho	23,300	346,851
	Yamaha Motor	25,200	280,698

			9,874,226

	Luxembourg–0.76%
	ArcelorMittal	10,780	353,632

			353,632

	Netherlands–3.59%
	Aegon	57,550	353,769
	ING Groep CVA	40,509	407,470
	Koninklijke DSM	8,508	266,452
	Koninklijke Philips Electronics	15,216	280,093
	Randstad Holding	12,878	356,080

			1,663,864

	New Zealand–0.66%
	Telecom Corporation of New Zealand	174,239	306,547

			306,547

	Norway–1.46%
	DnB NOR	49,884	379,956
	Telenor	38,400	295,171

			675,127

	Portugal–1.18%
	Banco Espirito Santo	56,264	303,016
	Energias de Portugal	61,987	242,814

			545,830

	Singapore–1.17%
	CapitaMall Trust	247,700	239,423
	Singapore Airlines	33,256	305,375

			544,798

	Spain–3.95%
†	Acciona	2,105	258,618
	Banco Bilbao Vizcaya Argentaria	26,971	338,172
	Banco Santander	32,430	389,336
	Gas Natural	16,386	298,068
†	Iberdrola	31,951	259,009
†	Repsol	12,936	289,195

			1,832,398

	Sweden–2.00%
	Nordea Bank	44,865	355,241
	Svenska Cellulosa Class B	29,634	311,064
	Volvo Class B	42,334	261,142

			927,447

	Switzerland–4.40%
†	Compagnie Financiere Richemont Class A	14,307	297,319
	Holcim	6,574	373,289
	Novartis	5,720	231,843
	STMicroelectronics	44,435	332,353
	Swiss Reinsurance Class R	13,607	450,081
	Xstrata	32,674	353,516

			2,038,401

	United Kingdom–14.92%
	Associated British Foods	24,379	305,752
	AstraZeneca	6,163	270,807
	Barclays	102,985	479,203
	BP	33,125	260,325
	British Land	43,300	272,060
	BT Group	199,565	333,661
	Carnival	9,469	250,751
	Firstgroup	58,280	342,935
	Home Retail Group	69,459	296,754
	HSBC Holdings	39,477	326,315
	International Power	72,560	284,642
	Land Securities Group	35,707	276,916
	Legal & General Group	362,480	338,467

LVIP SSgA Funds–9

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom (continued)

	Lloyds Banking Group	349,413	$401,840
	Marks & Spencer Group	50,729	255,115
	Old Mutual	300,321	399,027
	Rexam	57,854	271,201
	RSA Insurance Group	5,217	10,323
	SABMiller	15,052	306,251
	Segro	737,386	297,149
	Tate & Lyle	59,919	314,143
	United Utilities Group	32,305	264,218
	Vodafone Group	122,315	235,888
	Wolseley	6,483	123,587

			6,917,330

	Total Common Stock (Cost $38,945,828)		45,362,796

	PREFERRED STOCK–0.69%Δ
	Germany–0.69%
	Porsche Automobil Holding	4,762	319,242

	Total Preferred Stock (Cost $235,055)		319,242

	RIGHTS–0.03%Δ
	France–0.03%
	Casino Guichard Perrachon	3,227	12,446

			12,446

	Italy–0.00%
	Unione di Banche Italiane	20,329	1,389

			1,389

	Total Rights (Cost $11,539)		13,835

	WARRANT–0.00%
†	Unione di Banche Italiane	19,041	0

	Total Warrant (Cost $0)		0

	SHORT-TERM INVESTMENT–0.58%
	Money Market Mutual Fund–0.58%
	Dreyfus Treasury & Agency Cash Management Fund	271,118	271,118

	Total Short-Term Investment (Cost $271,118)		271,118

TOTAL VALUE OF SECURITIES–99.12% (Cost $39,463,540)	45,966,991

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	408,997

NET ASSETS APPLICABLE TO 7,066,514 SHARES OUTSTANDING–100.00%	$46,375,988

NET ASSET VALUE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($166,293 / 25,325 Shares)	$6.566

NET ASSET VALUE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($46,209,695 / 7,041,189 Shares)	$6.563

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$44,574,408
Undistributed net investment income	681,255
Accumulated net realized loss on investments	(5,388,119)
Net unrealized appreciation of investments and foreign currencies	6,508,444

Total net assets	$46,375,988

†	Non income producing security.

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

CVA–Dutch Certificate

See accompanying notes

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–88.05%Δ
	Brazil–0.91%
	Cia de Saneamento Basico do Estado de Sao Paulo	30,365	$453,440

			453,440

	Chile–1.08%
	Centro Commerciales Sudamericanos	204,519	535,029

			535,029

	Egypt–0.75%
	Telecom Egypt	129,343	373,647

			373,647

	Hong Kong — 15.03% ■
	Agile Property Holdings	596,000	856,712
	Air China	1,020,000	500,135
	Angang New Steel	334,000	554,232
	Chaoda Modern Agriculture Holdings	570,000	334,649
	China COSCO Holdings	503,000	599,065
	China Huiyuan Juice Group	534,000	378,284
	China Shipping Container Lines	1,846,000	495,449
	China Shipping Development	348,000	449,038
	China Unicom	308,000	407,758
	COSCO Pacific	334,000	376,240
	Denway Motors	880,500	352,205
	Dongfeng Motor Group	636,000	536,709
	Lenovo Group	1,432,000	537,700
	Maanshan Iron & Steel	962,000	605,757
	Shanghai Industrial Holdings	123,000	495,181

			7,479,114

	Hungary–2.91%
	Magyar Telekom Telecommunications	147,702	434,709
	MOL Hungarian Oil & Gas	7,387	455,001
	Richter Gedeon	3,125	560,537

			1,450,247

	India–1.17%
	Dr Reddy’s Laboratories ADR	34,446	583,860

			583,860

	Indonesia–4.11%
	Astra International	266,000	620,211
	Bank Mandiri	1,800,500	560,038
	Bumi Resources	4,751,000	865,722

			2,045,971

	Malaysia–5.77%
	IOI	317,000	425,673
	Kuala Lumpur Kepong	113,800	385,269
	Malayan Banking	320,200	537,461
	PPB Group	126,700	418,128
	Resorts World	561,800	431,539
	Telekom Malaysia	346,700	288,999
	YTL Power International	628,600	386,281

			2,873,350

	Mexico–2.03%
†	Cemex	557,905	521,335
	Grupo Aeroportuario del Pacifico Class B	191,083	487,662

			1,008,997

	Poland–2.12%
†	KGHM Polska Miedz	25,278	649,032
	Polski Koncern Naftowy Orlen	48,760	405,232

			1,054,264

	Republic of Korea–10.99%
	Busan Bank	77,359	530,978
	Daegu Bank	64,259	589,764
	Daewoo Engineering & Construction	48,809	493,910
	Hyundai Mipo Dockyard	3,543	351,576
	Industrial Bank of Korea	68,441	587,880
	Kangwon Land	33,240	425,017
†	KB Financial Group	14,272	479,167
	Korea Exchange Bank	75,549	587,893
	Korea Gas	11,650	432,260
	STX Pan Ocean	50,700	469,297
	Woori Finance Holdings	64,795	518,441

			5,466,183

	Russia–7.94%
	Gazprom ADR	21,987	455,131
	Gazpromneft Class S	133,310	447,922
	Mechel ADR	84,405	704,781
	MMC Norilsk NIickel Class S	5,393	512,335
	Sberbank Class S	546,968	691,915
	SeverStal Class S	98,788	548,273
†	Tatneft	24,077	589,887

			3,950,244

	South Africa–8.94%
	Aveng	120,036	544,627
	Barloworld	99,745	501,699
	Imperial Holdings	58,785	444,279
	Investec	80,638	443,227
	Nedbank Group	36,972	469,938
	Remgro	46,523	446,956
	RMB Holdings	152,641	464,018
	Steinhoff International Holdings	309,790	538,136
	Telkom	31,226	153,742
	Tiger Brands	23,622	441,267

			4,447,889

	Taiwan–14.40%
	Asustek Computer	322,000	417,444
	AU Optronics	399,000	388,558

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Taiwan (continued)

	Chang Hwa Commercial Bank	983,000	$429,277
	Chi Mei Optoelectronics	845,000	444,872
	China Steel	504,410	432,878
	Chunghwa Picture Tubes	2,794,000	365,618
	Compal Electronics	472,415	383,136
	First Financial Holding	716,000	427,072
†	Formosa Chemicals & Fibre	286,000	429,957
	HannStar Display	1,890,000	382,486
	KGI Securities	1,132,000	516,738
	LIite-On Technology	501,365	434,842
	Nan Ya Plastics	289,000	374,662
	Novatek Microelectronics	217,218	518,256
	Pou Chen	614,698	376,002
	U-Ming Marine Transport	219,000	426,537
	Uni-President Enterprises	407,050	418,694

			7,167,029

	Thailand–1.98%
	Bangkok Bank	161,700	512,580
	Siam Commercial Bank	15,200	32,680
	Siam Commercial Bank–Foreign	199,300	438,729

			983,989

	Turkey–7.92%
	Anadolu Efes Biracilik Ve Malt Sanayii	53,673	484,152
	Eregli Demir ve Celik Fabrikalari	176,736	509,236
	Haci Omer Sabanci Holding	209,394	562,569
	Tupras Turkiye Petrol Rafine	34,107	416,114
	Turk Telekomunikasyon	147,475	461,293
	Turkcell Iletisim Hizmet	70,012	388,463
	Turkiye Halk Bankasi	155,737	616,501
	Turkiye Is Bankasi Class C	169,809	500,297

			3,938,625

	Total Common Stock (Cost $35,075,862)		43,811,878

	PREFERRED STOCK–8.53%Δ
	Brazil–8.53%
	Brasil Telecom Participacoes	45,540	351,300
	Centrais Elecricas Brasileiras Class B	31,285	405,687
	Cia Energetica de Minas Gerais 2.93%	27,627	370,946
	Cia Paranaense de Energia Class B 0.49%	32,467	455,823
	Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 5.57%	23,382	410,520
	Gerdau 0.85%	62,000	650,466
	Metalurgica Gerdau 1.69%	46,100	603,919
	Telemar Norte Leste Class A 7.43%	15,410	427,192
	Usinas Siderurgicas de Minas Gerais Class A 1.27%	26,500	567,543

	Total Preferred Stock (Cost $3,404,538)		4,243,396

	SHORT-TERM INVESTMENT–2.84%
	Money Market Mutual Fund–2.84%
	Dreyfus Treasury & Agency Cash Management Fund	1,412,343	1,412,343

	Total Short-Term Investment (Cost $1,412,343)		1,412,343

TOTAL VALUE OF SECURITIES–99.42% (Cost $39,892,743)	49,467,617

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	288,829

NET ASSETS APPLICABLE TO 6,097,536 SHARES OUTSTANDING–100.00%	$49,756,446

NET ASSET VALUE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD Class ($3,667,701 / 449,203 Shares)	$8.165

NET ASSET VALUE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($46,088,745 / 5,648,333 Shares)	$8.160

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$42,132,321
Undistributed net investment income	654,776
Accumulated net realized loss on investments	(2,616,484)
Net unrealized appreciation of investments and foreign currencies	9,585,833

Total net assets	$49,756,446

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.58%
	Aerospace & Defense–1.07%
	General Dynamics	15,700	$869,623

			869,623

	Automobiles–0.98%
	Harley-Davidson	49,107	796,024

			796,024

	Beverages–1.02%
†	Dr Pepper Snapple Group	38,900	824,291

			824,291

	Capital Markets–1.04%
	Invesco	47,100	839,322

			839,322

	Chemicals–3.46%
	Dow Chemical	77,972	1,258,468
	duPont (E.I.) deNemours	29,466	754,919
	PPG Industries	17,873	784,625

			2,798,012

	Commercial Banks–4.95%
	BB&T	38,902	855,066
	M&T Bank	14,500	738,485
	PNC Financial Services Group	22,300	865,463
	Regions Financial	154,544	624,358
	SunTrust Banks	56,057	922,137

			4,005,509

	Communications Equipment–1.77%
	Corning	49,600	796,576
	Harris	22,509	638,360

			1,434,936

	Computers & Peripherals–2.09%
	Hewlett-Packard	20,538	793,794
†	Western Digital	34,000	901,000

			1,694,794

	Consumer Finance–4.16%
	American Express	48,200	1,120,168
	Capital One Financial	53,716	1,175,306
	Discover Financial Services	104,200	1,070,134

			3,365,608

	Distributors–0.91%
	Genuine Parts	22,000	738,320

			738,320

	Diversified Telecommunication Services–2.53%
	AT&T	26,168	650,013
	CenturyTel	23,400	718,380
	Windstream	81,000	677,160

			2,045,553

	Electric Utilities–2.69%
	American Electric Power	26,100	754,029
	Edison International	22,800	717,288
	Pepco Holdings	52,300	702,912

			2,174,229

	Electrical Equipment–2.17%
	Cooper Industries Class A	25,275	784,789
	Rockwell Automation	30,161	968,771

			1,753,560

	Electronic Equipment, Instruments & Components–1.37%
	Tyco Electronics	59,564	1,107,295

			1,107,295

	Energy Equipment & Services–3.16%
	BJ Services	66,087	900,766
	ENSCO International	24,900	868,263
	Smith International	30,600	787,950

			2,556,979

	Food & Staples Retailing–0.82%
	Safeway	32,600	664,062

			664,062

	Food Products–3.63%
	Archer-Daniels-Midland	23,700	634,449
	Bunge	11,600	698,900
	ConAgra Foods	39,046	744,217
	Smucker (J.M.)	17,700	861,282

			2,938,848

	Health Care Equipment & Supplies–2.82%
	Covidien	19,800	741,312
	Medtronic	22,300	778,047
	Stryker	19,200	763,008

			2,282,367

	Health Care Providers & Services–5.34%
	Aetna	26,790	671,090
	AmerisourceBergen	39,958	708,855
	Cardinal Health	20,921	639,137
	McKesson	18,814	827,815
	Omnicare	26,900	692,944
	UnitedHealth Group	31,403	784,447

			4,324,288

	Household Durables–2.06%
	Fortune Brands	26,791	930,719
	Garmin	30,800	733,656

			1,664,375

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables (continued)
	Household Products–1.81%
	Kimberly-Clark	14,300	$749,749
	Procter & Gamble	14,000	715,400

			1,465,149

	Industrial Conglomerates–0.93%
	General Electric	64,495	755,881

			755,881

	Insurance–5.55%
	Assurant	30,000	722,700
	AXIS Capital Holdings	29,200	764,456
	Cincinnati Financial	28,576	638,674
	MetLife	28,900	867,289
	Travelers	16,211	665,299
	Unum Group	52,200	827,892

			4,486,310

	IT Services–1.86%
†	Computer Sciences	17,852	790,843
	Fidelity National Information Services	35,837	715,307

			1,506,150

	Leisure Equipment & Products–1.13%
	Mattel	57,043	915,540

			915,540

	Machinery–6.33%
	Caterpillar	23,500	776,440
	Cummins	25,800	908,418
	Dover	24,736	818,514
	Eaton	17,851	796,333
†	Ingersoll-Rand Class A	47,664	996,178
	Parker Hannifin	19,200	824,832

			5,120,715

	Media–2.14%
	Disney (Walt)	36,200	844,546
	Omnicom Group	28,100	887,398

			1,731,944

	Metals & Mining–2.31%
	Nucor	17,100	759,753
	United States Steel	31,100	1,111,514

			1,871,267

	Multiline Retail–3.20%
	Macy’s	73,959	869,758
	Nordstrom	39,000	775,710
	Penney (J.C.)	32,767	940,740

			2,586,208

	Multi-Utilities–3.64%
	Ameren	28,400	706,876
	CenterPoint Energy	62,600	693,608
	DTE Energy	23,767	760,544
	NiSource	67,100	782,386

			2,943,414

	Office Electronics–1.16%
	Xerox	144,533	936,574

			936,574

	Oil, Gas & Consumable Fuels–4.54%
	Chevron	9,788	648,455
	Marathon Oil	24,862	749,092
	Murphy Oil	14,700	798,504
	Sunoco	24,628	571,370
	Williams Companies	57,800	902,258

			3,669,679

	Pharmaceuticals–2.60%
	Johnson & Johnson	12,400	704,320
	Merck	24,400	682,224
	Pfizer	47,899	718,485

			2,105,029

	Road & Rail–1.99%
	CSX	25,400	879,602
	Norfolk Southern	19,487	734,075

			1,613,677

	Semiconductors & Semiconductor Equipment–4.73%
	Analog Devices	34,150	846,237
	Intel	43,759	724,211
	Microchip Technology	31,100	701,305
	Texas Instruments	39,870	849,231
	Xilinx	34,315	702,085

			3,823,069

	Software–1.86%
	CA	37,400	651,882
	Microsoft	35,800	850,966

			1,502,848

	Specialty Retail–3.10%
	Gap	50,600	829,840
	Limited Brands	75,583	904,729
	Tiffany	30,500	773,480

			2,508,049

	Textiles, Apparel & Luxury Goods–0.79%
	VF	11,498	636,414

			636,414

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Textiles, Apparel & Luxury Goods (continued)
	Tobacco–0.87%
	Reynolds American	18,248	$704,738

			704,738

	Total Common Stock (Cost $72,426,321)		79,760,650

		Principal
		Amount
		(U.S. $)

¥∧	U.S. TREASURY OBLIGATIONS–0.11%
	U.S. Treasury Bills
	0.16% 9/10/09	$40,000	39,988
	0.35% 7/2/09	50,000	50,000

	Total U.S. Treasury Obligations (Cost $89,988)		89,988

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENT–1.48%
	Money Market Mutual Fund–1.48%
	Dreyfus Treasury & Agency Cash Management Fund	1,197,346	1,197,346

	Total Short-Term Investment (Cost $1,197,346)		1,197,346

TOTAL VALUE OF SECURITIES–100.17% (Cost $73,713,655)	81,047,984

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(138,330)

NET ASSETS APPLICABLE TO 12,090,239 SHARES OUTSTANDING–100.00%	$80,909,654

NET ASSET VALUE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($299,230 / 44,677 Shares)	$6.698

NET ASSET VALUE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($80,610,424 / 12,045,562 Shares)	$6.692

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$81,058,404
Undistributed net investment income	823,924
Accumulated net realized loss on investments	(8,285,570)
Net unrealized appreciation of investments and foreign currencies	7,312,896

Total net assets	$80,909,654

†	Non income producing security.

∧ Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at June 30, 2009:

Financial Futures Contract1

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

17 S&P 500 E-Mini Index	$799,608	$778,175	9/18/09	$(21,433)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA Funds–15

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.01%
	Airlines–0.30%
	SkyWest	8,699	$88,730

			88,730

	Auto Components–1.57%
	Spartan Motors	26,900	304,777
	WABCO Holdings	8,800	155,760

			460,537

	Biotechnology–0.41%
	PDL BioPharma	15,300	120,870

			120,870

	Building Products–1.86%
	Ameron International	2,090	140,114
	Apogee Enterprises	9,900	121,770
	Gibraltar Industries	22,890	157,254
	Insteel Industries	15,500	127,720

			546,858

	Capital Markets–2.03%
	Apollo Investment	31,056	186,336
	Hercules Technology Growth Capital	21,722	181,596
	MVC Capital	12,900	109,134
	Prospect Capital	12,717	116,996

			594,062

	Chemicals–2.12%
	Cabot	10,300	129,574
	Eastman Chemical	4,100	155,390
	Huntsman	34,500	173,535
	Innophos Holdings	9,600	162,144

			620,643

	Commercial Banks–3.71%
	Associated Banc-Corp	7,000	87,500
	Cathay General Bancorp	10,382	98,733
	First Bancorp	25,400	100,330
	First Merchants	10,000	80,300
	Harleysville National	17,900	84,130
	International Bancshares	13,900	143,309
	MainSource Financial Group	13,500	100,170
	Oriental Financial Group	22,200	215,340
	Susquehanna Bancshares	11,600	56,724
	Wilshire Bancorp	21,000	120,750

			1,087,286

	Commercial Services & Supplies–3.49%
	CDI	11,100	123,765
	Ennis	12,230	152,386
	Heidrick & Struggles International	6,136	111,982
	HNI	10,463	188,961
	Steelcase Class A	21,558	125,468
†	Ticketmaster Entertainment	29,300	188,106
	Viad	7,700	132,594

			1,023,262

	Communications Equipment–2.49%
	Adtran	6,700	143,849
	Bel Fuse Class B	8,028	128,769
	Black Box	4,591	153,661
†	Globecomm Systems	18,700	134,453
	Plantronics	8,931	168,885

			729,617

	Computers & Peripherals–0.46%
	Diebold	5,100	134,436

			134,436

	Consumer Finance–1.28%
	Advance America Cash Advance Centers	63,900	283,077
	Student Loan	2,480	92,256

			375,333

	Diversified Consumer Services–0.58%
	Service Corporation International	31,000	169,880

			169,880

	Diversified Financial Services–0.38%
	Medallion Financial	14,600	111,690

			111,690

	Diversified Telecommunication Services–1.17%
	Atlantic Tele-Network	5,700	223,953
	Iowa Telecommunications Services	9,463	118,382

			342,335

	Electric Utilities–1.24%
	Great Plains Energy	8,021	124,726
	Pinnacle West Capital	4,053	122,198
	Westar Energy	6,196	116,299

			363,223

	Electrical Equipment–1.26%
	Baldor Electric	7,523	178,972
	Woodward Governor	9,700	192,060

			371,032

	Electronic Equipment, Instruments & Components–6.91%
	Agilysys	25,200	117,936
	AVX	11,888	118,048
	Cognex	8,100	114,453
†	CPI International	11,500	99,935
	CTS	29,911	195,917
	Daktronics	16,500	127,050

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electronic Equipment, Instruments & Components (continued)

	Electro Rent	11,237	$106,639
	Jabil Circuit	19,463	144,415
	Methode Electronics	30,157	211,702
	Molex	7,863	122,270
	MTS Systems	4,809	99,306
	National Instruments	5,836	131,660
	Park Electrochemical	6,309	135,833
†	Synnex	5,500	137,445
†	Tech Data	5,000	163,550

			2,026,159

	Energy Equipment & Services–1.68%
	Gulf Island Fabrication	13,500	213,705
	Patterson-UTI Energy	12,100	155,606
	Tidewater	2,900	124,323

			493,634

	Food & Staples Retailing–1.52%
	Andersons	7,700	230,538
	Ingles Markets Class A	7,320	111,557
	Nash Finch	3,881	105,020

			447,115

	Food Products–0.88%
	Cal-Maine Foods	4,813	120,132
	Corn Products International	5,100	136,629

			256,761

	Gas Utilities–0.48%
	ONEOK	4,800	141,552

			141,552

	Health Care Equipment & Supplies–3.15%
	Analogic	3,421	126,406
	Atrion	1,196	160,372
	Cooper	4,150	102,630
	Hill-Rom Holdings	10,983	178,143
	Invacare	6,761	119,332
	STERIS	4,698	122,524
	West Pharmaceutical Services	3,319	115,667

			925,074

	Health Care Providers & Services–4.75%
†	AMN Healthcare Services	21,200	135,256
	Chemed	2,833	111,847
†	Coventry Health Care	8,400	157,164
	Ensign Group	7,000	99,610
†	Gentiva Health Services	7,100	116,866
†	HealthSpring	12,962	140,767
†	LifePoint Hospitals	5,210	136,763
	National Healthcare	2,744	104,107
	Owens & Minor	3,312	145,132
†	Sun Healthcare Group	12,800	108,032
	Universal Health Services Class B	2,838	138,636

			1,394,180

	Health Care Technology–0.38%
	IMS Health	8,700	110,490

			110,490

	Hotels, Restaurants & Leisure–3.59%
	International Speedway Class A	4,900	125,489
	Marcus	12,700	133,604
†	MGM MIRAGE	46,400	296,496
	Royal Caribbean Cruises	13,500	182,790
	Speedway Motorsports	9,200	126,592
	Starwood Hotels & Resorts Worldwide	8,500	188,700

			1,053,671

	Household Durables–2.63%
	Black & Decker	3,400	97,444
	CSS Industries	6,346	129,331
	Ethan Allen Interiors	9,600	99,456
	Snap-On	4,300	123,582
	Tupperware Brands	6,400	166,528
	Whirlpool	3,650	155,344

			771,685

	Industrial Conglomerates–1.51%
	Standex International	11,800	136,880
	Teleflex	2,750	123,283
	Textron	18,800	181,608

			441,771

	Insurance–1.94%
	American Equity Investment Life Holding	26,000	145,081
	Presidential Life	13,897	105,200
	Safety Insurance Group	3,549	108,457
†	Universal American	12,777	111,415
	Zenith National Insurance	4,534	98,569

			568,722

	Internet Software & Services–0.75%
†	IAC/InterActiveCorp	7,100	113,955
	Marchex	31,500	106,155

			220,110

	IT Services–3.54%
†	CIBER	39,676	122,996
	Global Payments	3,300	123,618
	Heartland Payment Systems	16,400	156,948
	iGate	33,400	221,108
†	Ness Technologies	36,700	143,497

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)

	Syntel	5,300	$166,632
	Total System Services	7,800	104,442

			1,039,241

	Leisure Equipment & Products–0.26%
	Callaway Golf	15,100	76,557

			76,557

	Life Sciences Tools & Services–0.50%
	PerkinElmer	8,461	147,221

			147,221

	Machinery–5.09%
	American Railcar Industries	14,179	117,119
	Ampco-Pittsburgh	8,200	192,290
	Barnes Group	10,149	120,672
	Cascade	6,154	96,802
	Dynamic Materials	11,800	227,504
	Federal Signal	20,500	156,825
	Manitowoc	33,100	174,106
	NACCO Industries Class A	3,998	114,823
	Timken	7,726	131,960
	Trinity Industries	11,815	160,920

			1,493,021

	Marine–2.10%
	Alexander & Baldwin	5,700	133,608
	Frontline	6,200	151,032
	International Shipholding	5,500	148,280
	Ship Finance International	16,500	181,995

			614,915

	Media–1.69%
	Harte-Hanks	20,200	186,850
	Meredith	6,520	166,586
	Scholastic	7,200	142,488

			495,924

	Metals & Mining–2.28%
	Carpenter Technology	7,700	160,237
	Commercial Metals	9,400	150,682
	Olympic Steel	7,200	176,184
	Steel Dynamics	12,300	181,179

			668,282

	Multi-Utilities–0.39%
	Alliant Energy	4,400	114,972

			114,972

	Oil, Gas & Consumable Fuels–4.05%
	Berry Petroleum Class A	9,900	184,041
	Golar LNG	31,504	269,359
	Overseas Shipholding Group	4,800	163,392
	Penn Virginia	9,900	162,063
†	Petroleum Development	9,200	144,348
	Teekay	7,646	160,795
	Tesoro	8,075	102,795

			1,186,793

	Paper & Forest Products–0.53%
	Glatfelter	17,364	154,540

			154,540

	Personal Products–0.47%
	Inter Parfums	18,600	136,524

			136,524

	Pharmaceuticals–0.90%
	Medicis Pharmaceutical Class A	8,702	142,017
†	ViroPharma	20,596	122,134

			264,151

	Real Estate Investment Trusts–12.46%
	Agree Realty	6,900	126,477
	Anworth Mortgage Asset	17,700	127,617
	BioMed Realty Trust	16,000	163,680
	Brandywine Realty Trust	37,900	282,355
	Capstead Mortgage	10,100	128,371
	CBL & Associates Properties	49,100	264,649
	Duke Realty	19,700	172,769
	Entertainment Properties Trust	6,900	142,140
	Extra Space Storage	19,600	163,660
	First Potomac Realty Trust	14,700	143,325
	Hatteras Fianancial	4,300	122,937
	Hospitality Properties Trust	9,000	107,010
	HRPT Properties Trust	33,865	137,492
	Kimco Realty	14,200	142,710
	Macerich	17,300	304,654
	Medical Properties Trust	29,600	179,672
	National Retail Properties	6,800	117,980
	NorthStar Realty Finance	46,600	131,878
	Ramco-Gershenson Properties Trust	16,800	168,168
	SL Green Realty	10,000	229,400
	Sovran Self Storage	5,400	132,840
	Weingarten Realty Investors	11,400	165,414

			3,655,198

	Road & Rail–0.37%
	Ryder System	3,840	107,213

			107,213

	Semiconductors & Semiconductor Equipment–0.84%
	Cohu	15,049	135,140
	Micrel	15,387	112,633

			247,773

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Software–1.27%
	American Software Class A	20,500	$118,080
	Fair Isaac	7,658	118,393
	Henry (Jack) & Associates	6,600	136,950

			373,423

	Specialty Retail–3.05%
	Abercrombie & Fitch Class A	4,600	116,794
	Christopher & Banks	26,500	177,815
	RadioShack	12,600	175,896
	Signet Jewelers	9,500	197,790
†	Systemax	8,375	99,746
	Williams-Sonoma	10,700	127,009

			895,050

	Textiles, Apparel & Luxury Goods–1.48%
	Movado Group	14,347	151,217
	Phillips-Van Heusen	4,800	137,712
	Unifirst	3,900	144,963

			433,892

	Thrift & Mortgage Finance–0.57%
	Flushing Financial	18,000	168,300

			168,300

	Tobacco–0.41%
	Universal	3,600	119,196

			119,196

	Trading Company & Distributors–2.24%
	Aircastle	23,208	170,579
	GATX	5,403	138,965
	TAL International Group	14,800	161,320
	Textainer Group Holdings	15,968	184,750

			655,614

	Total Common Stock (Cost $24,729,516)		29,038,518

		Principal
		Amount
		(U.S. $)

¥	U.S. TREASURY OBLIGATIONS–0.12%
	U.S. Treasury Bills
	0.16% 9/10/09	$25,000	24,992
	0.35% 7/2/09	10,000	10,000

	Total U.S. Treasury Obligations (Cost $34,992)		34,992

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.44%
	Money Market Mutual Fund–0.44%
	Dreyfus Treasury & Agency Cash Management Fund	127,781	127,781

	Total Short-Term Investment (Cost $127,781)		127,781

TOTAL VALUE OF SECURITIES–99.57% (Cost $24,892,289)	29,201,291

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	127,177

NET ASSETS APPLICABLE TO 3,878,274 SHARES OUTSTANDING–100.00%	$29,328,468

NET ASSET VALUE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($1,225,865 / 162,006 Shares)	$7.567

NET ASSET VALUE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($28,102,603 / 3,716,268 Shares)	$7.562

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest
(unlimited authorization-no par)	$28,563,472
Undistributed net investment income	320,295
Accumulated net realized loss on investments	(3,858,686)
Net unrealized appreciation of investments and foreign currencies	4,303,387

Total net assets	$29,328,468

†	Non income producing security.

Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

The following financial futures contract was outstanding at June 30, 2009:

Financial Futures Contract1

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

4 Russell 2000 Mini Index	$208,495	$202,880	9/18/09	$(5,615)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA Funds–20

LVIP SSgA Funds
Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund

INVESTMENT INCOME:
Dividends	$906,283	$901,160	$1,020,345	$385,325
Interest	18	2,652	112	53
Foreign tax withheld	(94,410)	(50,558)	—	(88)

	811,891	853,254	1,020,457	385,290

EXPENSES:
Management fees	121,240	165,310	144,142	68,667
Custodian fees	58,453	53,049	6,997	9,661
Distribution expenses-Service Class	40,269	37,003	69,023	24,056
Professional fees	10,056	10,032	9,937	9,537
Accounting and administration expenses	8,075	7,268	12,940	4,640
Reports and statements to shareholders	2,729	430	778	349
Trustees’ fees	476	428	786	290
Other	7,971	5,673	2,278	2,387

	249,269	279,193	246,881	119,587
Less expenses waived/reimbursed	(126,557)	(136,028)	(50,348)	(49,752)

Total operating expenses	122,712	143,165	196,533	69,835

NET INVESTMENT INCOME	689,179	710,089	823,924	315,455

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(5,320,977)	(2,598,002)	(7,978,271)	(3,481,830)
Foreign currencies	10,248	(15,398)	—	—
Futures contracts	—	—	87,175	21,551

Net realized loss	(5,310,729)	(2,613,400)	(7,891,096)	(3,460,279)
Net unrealized appreciation/depreciation of investments and foreign currencies	12,207,432	14,034,487	12,017,523	6,872,027

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,896,703	11,421,087	4,126,427	3,411,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,585,882	$12,131,176	$4,950,351	$3,727,203

See accompanying notes

LVIP SSgA Funds–21

LVIP SSgA Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	SSgA Developed		SSgA Emerging		SSgA Large Cap		SSgA Small-Mid
	International 150 Fund		Markets 100 Fund		100 Fund		Cap 200 Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	5/1/08*	Ended	6/18/08*	Ended	5/1/08*	Ended	5/1/08*
	6/30/09	to	6/30/09	to	6/30/09	to	6/30/09	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$689,179	$242,009	$710,089	$142,226	$823,924	$339,998	$315,455	$166,080
Net realized loss on investments and foreign currencies	(5,310,729)	(20,706)	(2,613,400)	(70,252)	(7,891,096)	(378,600)	(3,460,279)	(363,826)
Net unrealized appreciation/depreciation of investments and foreign currencies	12,207,432	(5,698,988)	14,034,487	(4,448,654)	12,017,523	(4,704,627)	6,872,027	(2,568,640)

Net increase (decrease) in net assets resulting from operations	7,585,882	(5,477,685)	12,131,176	(4,376,680)	4,950,351	(4,743,229)	3,727,203	(2,766,386)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(893)	—	(1,168)	—	(972)	—	(3,552)
Service Class	—	(205,530)	—	(104,369)	—	(110,864)	—	(88,617)

	—	(206,423)	—	(105,537)	—	(111,836)	—	(92,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,959	124,811	3,830,585	227,056	1,716,336	252,577	951,862	473,668
Service Class	20,313,583	29,882,641	21,481,873	24,271,453	45,448,176	45,420,288	14,334,111	18,754,831
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	893	—	1,168	—	972	—	3,552
Service Class	—	205,530	—	104,369	—	110,864	—	88,617

	20,414,542	30,213,875	25,312,458	24,604,046	47,164,512	45,784,701	15,285,973	19,320,668

Cost of shares repurchased:
Standard Class	(38,530)	(6,616)	(464,398)	(11,325)	(1,589,663)	(14,898)	(242,146)	(26,275)
Service Class	(5,014,331)	(1,094,726)	(6,390,969)	(942,325)	(7,170,724)	(3,359,560)	(3,463,729)	(2,414,671)

	(5,052,861)	(1,101,342)	(6,855,367)	(953,650)	(8,760,387)	(3,374,458)	(3,705,875)	(2,440,946)

Increase in net assets derived from capital share transactions	15,361,681	29,112,533	18,457,091	23,650,396	38,404,125	42,410,243	11,580,098	16,879,722

NET INCREASE IN NET ASSETS	22,947,563	23,428,425	30,588,267	19,168,179	43,354,476	37,555,178	15,307,301	14,021,167
NET ASSETS:
Beginning of period	23,428,425	—	19,168,179	—	37,555,178	—	14,021,167	—

End of period	$46,375,988	$23,428,425	$49,756,446	$19,168,179	$80,909,654	$37,555,178	$29,328,468	$14,021,167

Undistributed (accumulated) net investment income (loss)	$681,255	$82,022	$654,776	$(15,081)	$823,924	$226,184	$320,295	$73,911

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA Funds–22

LVIP SSgA Developed International 150 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/1/08[2]	Ended	5/1/08[2]
	6/30/09[1]	to	6/30/09[1]	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Net asset value, beginning of period	$5.650	$10.000	$5.654	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.124	0.143	0.118	0.132
Net realized and unrealized gain (loss) on investments and foreign currencies	0.792	(4.421)	0.791	(4.419)

Total from investment operations	0.916	(4.278)	0.909	(4.287)

Less dividends and distributions from:
Net investment income	—	(0.072)	—	(0.059)

Total dividends and distributions	—	(0.072)	—	(0.059)

Net asset value, end of period	$6.566	$5.650	$6.563	$5.654

Total return[4]	16.21%	(42.73% )	16.08%	(42.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166	$75	$46,210	$23,353
Ratio of expenses to average net assets	0.51%	0.51%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.29%	2.79%	1.54%	3.04%
Ratio of net investment income to average net assets	4.49%	3.17%	4.24%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.71%	0.89%	3.46%	0.64%
Portfolio turnover	124%	1%	124%	1%
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–23

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	6/18/08[2]	Ended	6/18/08[2]
	6/30/09[1]	to	6/30/09[1]	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Net asset value, beginning of period	$5.874	$10.000	$5.877	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.160	0.098	0.152	0.089
Net realized and unrealized gain (loss) on investments and foreign currencies	2.131	(4.176)	2.131	(4.174)

Total from investment operations	2.291	(4.078)	2.283	(4.085)

Less dividends and distributions from:
Net investment income	—	(0.048)	—	(0.038)

Total dividends and distributions	—	(0.048)	—	(0.038)

Net asset value, end of period	$8.165	$5.874	$8.160	$5.877

Total return[4]	39.00%	(40.73% )	38.85%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,667	$162	$46,089	$19,006
Ratio of expenses to average net assets	0.70%	0.70%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.59%	3.90%	1.84%	4.15%
Ratio of net investment income to average net assets	4.90%	2.72%	4.65%	2.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.01%	(0.48% )	3.76%	(0.73% )
Portfolio turnover	104%	3%	104%	3%
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–24

LVIP SSgA Large Cap 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/1/08[2]	Ended	5/1/08[2]
	6/30/09[1]	to	6/30/09[1]	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Net asset value, beginning of period	$6.560	$10.000	$6.564	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.098	0.192	0.090	0.180
Net realized and unrealized gain (loss) on investments	0.040	(3.593)	0.038	(3.592)

Total from investment operations	0.138	(3.401)	0.128	(3.412)

Less dividends and distributions from:
Net investment income	—	(0.039)	—	(0.024)

Total dividends and distributions	—	(0.039)	—	(0.024)

Net asset value, end of period	$6.698	$6.560	$6.692	$6.564

Total return[4]	2.10%	(34.00% )	1.95%	(34.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$299	$174	$80,611	$37,381
Ratio of expenses to average net assets	0.46%	0.46%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.95%	0.89%	1.20%
Ratio of net investment income to average net assets	3.21%	4.00%	2.96%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.03%	3.51%	2.78%	3.26%
Portfolio turnover	112%	11%	112%	11%
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–25

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	5/1/08[2]	Ended	5/1/08[2]
	6/30/09[1]	to	6/30/09[1]	to
	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Net asset value, beginning of period	$6.839	$10.000	$6.843	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.112	0.184	0.104	0.171
Net realized and unrealized gain (loss) on investments	0.616	(3.278)	0.615	(3.275)

Total from investment operations	0.728	(3.094)	0.719	(3.104)

Less dividends and distributions from:
Net investment income	—	(0.067)	—	(0.053)

Total dividends and distributions	—	(0.067)	—	(0.053)

Net asset value, end of period	$7.567	$6.839	$7.562	$6.843

Total return[4]	10.64%	(30.92% )	10.51%	(31.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,226	$368	$28,102	$13,653
Ratio of expenses to average net assets	0.46%	0.46%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	1.35%	1.21%	1.60%
Ratio of net investment income to average net assets	3.40%	3.45%	3.15%	3.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.90%	2.56%	2.65%	2.31%
Portfolio turnover	129%	32%	129%	32%
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–26

LVIP SSgA Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of each Fund is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earning credits for the six months ended June 30, 2009.

LVIP SSgA Funds–27

LVIP SSgA Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolio, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive its fee and/or reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding distribution fees), do not exceed specified percentage of average daily net assets of the Funds. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

0.51%	0.70%	0.46%	0.46%

Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2010 at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $50 million	0.18%	0.18%	0.18%	0.18%
On the next $50 million	0.10%	0.10%	0.10%	0.10%
On the next $400 million	0.06%	0.06%	0.05%	0.05%
In excess of $500 million	0.04%	0.05%	0.02%	0.02%
Minimum annual fee	$50,000	$50,000	$50,000	$50,000

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Funds were charged for these services as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

$406	$381	$696	$250

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain

LVIP SSgA Funds–28

LVIP SSgA Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Administration fees	$1,076	$969	$1,832	$655
Support fees	912	579	667	237

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Management fees payable to LIAC	$11,256	$18,032	$22,163	$4,392
Fees payable to DSC	95	98	162	60
Distribution fees payable to LFD	9,454	9,231	16,103	5,732

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2009, Lincoln Life directly owned shares of the Standard Class and Service Class shares of the Funds as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Standard Class shares	40.03%	2.25%	22.52%	6.24%
Service Class shares	14.22%	13.19%	4.08%	13.29%

3. Investments
For the six months ended June 30, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Purchases	$35,685,161	$33,273,090	$68,849,617	$24,388,362
Sales	19,664,128	15,508,409	30,768,199	12,668,095

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Cost of investments	$40,215,020	$40,052,428	$75,779,963	$25,623,703

Aggregate unrealized appreciation	7,104,116	9,675,470	7,601,706	5,041,195
Aggregate unrealized depreciation	(1,352,145)	(260,281)	(2,333,685)	(1,463,607)

Net unrealized appreciation	$5,751,971	$9,415,189	$5,268,021	$3,577,588

LVIP SSgA Funds–29

LVIP SSgA Funds
Notes to Financial Statements (continued)

3. Investments (continued)

The Funds apply Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

LVIP SSgA Developed International 150 Fund

Level 1

Common Stock	$45,362,796
Short-Term	271,118
Other	333,077

Total	$45,966,991

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock

Balance as of 12/31/08	$29,269
Net change in unrealized appreciation/depreciation	85,721
Net purchases, sales, and settlements	(30,374)
Net realized loss	(84,616)

Balance as of 6/30/09	$—

LVIP SSgA Emerging Markets 100 Fund

Level 1

Common Stock	$43,811,878
Short-Term	1,412,343
Other	4,243,396

Total	$49,467,617

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total

Common Stock	$79,760,650	$—	$79,760,650
Short-Term	1,197,346	—	1,197,346
U.S. Treasury Obligations	—	89,988	89,988

Total	$80,957,996	$89,988	$81,047,984

Derivatives	$—	$(21,433)	$(21,433)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Funds–30

LVIP SSgA Funds
Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total

Common Stock	$29,038,518	$—	$29,038,518
Short-Term	127,781	—	127,781
U.S. Treasury Obligations	—	34,992	34,992

Total	$29,166,299	$34,992	$29,201,291

Derivatives	$—	$(5,615)	$(5,615)

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the period* ended December 31, 2008 was as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Ordinary income	$206,423	$105,537	$111,836	$92,169

In addition, each Fund below declared an ordinary income consent dividend for the year ended December 31, 2008. Such amount has been deemed paid and contributed to each Fund as additional paid-in capital. The amounts are as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

$100,194	$24,834	$244,036	$103,652

*	LVIP SSgA Developed International 150 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund commenced operations on May 1, 2008. LVIP SSgA Emerging Markets 100 Fund commenced operations on June 18, 2008.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Shares of beneficial interest	$44,574,408	$42,132,321	$81,058,404	$28,563,472
Undistributed ordinary income	722,200	670,036	823,924	320,295
Capital loss carryforwards as of 12/31/08	(13,780)	(16,392)	—	—
Realized losses 1/1/09–6/30/09	(4,663,804)	(2,455,667)	(6,240,695)	(3,136,006)
Unrealized appreciation of investments and foreign currencies	5,756,964	9,426,148	5,268,021	3,577,588
Other temporary differences	—	—	—	3,119

Net assets	$46,375,988	$49,756,446	$80,909,654	$29,328,468

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, dividends and distributions, tax treatment of passive foreign investment companies (PFIC), mark-to-market on futures contracts and return of capital on securities.

LVIP SSgA Funds–31

LVIP SSgA Funds
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Funds recorded an estimate of these differences since the final characteristics cannot be determined until fiscal year end:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Undistributed net investment income	$(89,946)	$(40,232)	$(226,184)	$(69,071)
Accumulated net realized loss	(10,248)	15,398	(17,852)	(34,581)
Paid-in capital	100,194	24,834	244,036	103,652

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging
	International	Markets
	150 Fund	100 Fund

2016	$13,780	$16,392

For the six months ended June 30, 2009, the Funds had the following capital losses which may increase capital loss carryforwards.

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

$4,663,804	$2,455,667	$6,240,695	$3,136,006

6. Capital Shares
Transactions in capital shares were as follows:

	LVIP SSgA Developed		LVIP SSgA Emerging		LVIP SSgA		LVIP SSgA
	International 150 Fund		Markets 100 Fund		Large Cap 100 Fund		Small-Mid Cap 200 Fund
	Six		Six		Six		Six
	Months	5/1/08*	Months	6/18/08*	Months	5/1/08*	Months	5/1/08*
	Ended	to	Ended	to	Ended	to	Ended	to
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Shares sold:
Standard Class	18,426	14,376	497,182	29,398	285,709	28,017	140,716	57,624
Service Class	3,792,373	4,270,910	3,339,866	3,360,790	7,540,184	6,147,083	2,240,247	2,267,068
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	170	—	211	—	153	—	540
Service Class	—	39,193	—	18,795	—	17,440	—	13,465

	3,810,799	4,324,649	3,837,048	3,409,194	7,825,893	6,192,693	2,380,963	2,338,697

Shares repurchased:
Standard Class	(6,384)	(1,263)	(75,623)	(1,965)	(267,539)	(1,663)	(32,501)	(4,373)
Service Class	(881,727)	(179,560)	(925,231)	(145,887)	(1,189,594)	(469,551)	(519,298)	(285,214)

	(888,111)	(180,823)	(1,000,854)	(147,852)	(1,457,133)	(471,214)	(551,799)	(289,587)

Net increase	2,922,688	4,143,826	2,836,194	3,261,342	6,368,760	5,721,479	1,829,164	2,049,110

*	Date of commencement of operations.

7. Derivatives
Foreign Currency Exchange Contracts–The Funds may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is

LVIP SSgA Funds–32

LVIP SSgA Funds
Notes to Financial Statements (continued)

delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2009.

Financial Future Contracts– Each Fund may use futures in the normal course of pursuing their investment objectives. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

8. Market Risk
Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Effective June 30, 2009, each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–33

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP SSgA International Index Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	4
Statement of Operations	16
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19

LVIP SSgA International Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,053.00	0.45%	$2.29
Service Class Shares	1,000.00	1,051.50	0.70%	3.56

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.56	0.45%	$2.26
Service Class Shares	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Percentage
Country	of Net Assets

Common Stock	98.65%

Australia	7.25%
Austria	0.31%
Belgium	0.89%
Bermuda	0.06%
Denmark	0.89%
Finland	1.26%
France	9.73%
Germany	7.36%
Greece	0.52%
Hong Kong	2.46%
Ireland	0.27%
Italy	3.45%
Japan	23.87%
Luxembourg	0.53%
Mexico	0.02%
Netherlands	2.42%
New Zealand	0.10%
Norway	0.61%
Portugal	0.31%
Republic of Cyprus	0.04%
Singapore	1.29%
Spain	4.48%
Sweden	2.29%
Switzerland	7.65%
United Kingdom	20.53%
United States	0.06%

Preferred Stock	0.33%

Rights	0.00%

Warrant	0.00%

Short-Term Investment	0.96%

Total Value of Securities	99.94%

Receivables and Other Assets Net of Liabilities	0.06%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.64%
Air Freight & Logistics	0.31%
Airlines	0.22%
Auto Components	0.61%
Automobiles	3.62%
Beverages	1.79%
Biotechnology	0.28%
Building Products	0.56%
Capital Markets	2.43%
Chemicals	2.89%
Commercial Banks	13.40%
Commercial Services & Supplies	0.91%
Communications Equipment	1.10%
Computers & Peripherals	0.46%
Construction & Engineering	0.88%
Construction Materials	0.64%
Consumer Finance	0.12%
Containers & Packaging	0.10%
Distributors	0.11%
Diversified Financial Services	1.17%
Diversified Telecommunications Services	4.10%
Electric Utilities	3.84%
Electrical Equipment	1.39%
Electronic Equipment & Instruments	1.26%
Energy Equipment & Services	0.40%
Food & Staples Retailing	2.45%
Food Products	3.49%
Gas Utilities	1.00%
Health Care Equipment & Supplies	0.66%
Health Care Providers & Services	0.26%
Hotels, Restaurants & Leisure	0.77%
Household Durables	1.04%
Household Products	0.61%
Independent Power Producers & Energy Traders	0.19%
Industrial Conglomerates	1.49%
Insurance	4.07%
Internet & Catalog Retail	0.11%
Internet Software & Services	0.08%
IT Services	0.28%
Leisure Equipment & Products	0.21%
Life Science Tools & Services	0.10%
Machinery	1.91%
Marine	0.35%
Media	1.42%
Metals & Mining	5.53%
Multiline Retail	0.32%
Multi-Utilities	1.27%
Office Electronics	0.63%
Oil, Gas & Consumable Fuels	8.15%
Paper & Forest Products	0.25%
Personal Products	0.33%
Pharmaceuticals	6.97%
Real Estate Investment Trusts	1.15%
Real Estate Management & Development	1.83%
Road & Rail	1.01%
Semiconductors & Semiconductor Equipment	0.46%
Software	0.99%
Specialty Retail	0.84%
Textiles, Apparel & Luxury Goods	0.81%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund
Country and Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Tobacco	1.21%
Trading Companies & Distributors	1.10%
Transportation Infrastructure	0.43%
Water Utilities	0.05%
Wireless Telecommunication Services	1.93%

Total	98.98%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

BP	1.76%
HSBC Holdings	1.70%
Nestle	1.64%
Total	1.38%
Toyota Motor	1.26%
Vodafone Group	1.21%
Banco Santander	1.18%
Telefonica	1.15%
Roche Holding	1.15%
BHP Billiton	1.13%

Total	13.56%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.65%Δ
	Australia–7.25%
	AGL Energy	7,850	$85,020
	Alumina	41,365	48,132
	Amcor	12,538	50,380
	AMP	32,227	126,640
	Aristocrat Leisure	7,609	23,222
†	Arrow Energy	10,416	29,776
	ASX	3,175	94,571
	Australia & New Zealand Banking Group	40,516	537,995
	AXA Asia Pacific Holdings	15,599	48,863
	Bendigo & Adelaide Bank	4,354	24,367
	BHP Billiton	57,802	1,616,043
	Billabong International	3,690	26,000
	BlueScope Steel	32,024	65,242
	Boral	9,761	31,990
	Brambles	22,907	109,937
	Caltex Australia	2,665	29,722
	CFS Retail Property Trust	33,254	44,183
	Coca-Cola Amatil	8,095	56,124
	Cochlear	944	43,861
†	Commonwealth Bank of Australia	25,453	799,345
	Computershare	7,371	53,538
	Crown	8,360	48,941
	CSL	10,614	274,784
	CSR	23,110	31,636
	Dexus Property Group	83,681	50,538
	Energy Resources of Australia	1,292	24,345
	Farifax Media	33,527	32,937
†	Fortescue Metals Group	21,811	66,565
	Foster’s Group	31,125	129,077
	Goodman Fielder	24,607	25,858
	GPT Group	160,069	63,159
	Harvey Norman Holdings	9,774	25,973
	Incitec Pivot	28,339	54,312
	Insurance Australia Group	33,978	96,036
	Leighton Holdings	2,500	47,308
	Lend Lease	5,871	33,141
	Lion Nathan	5,042	46,975
	Macquarie Airports	13,831	25,727
	Macquarie Group	5,141	161,866
	Macquarie Infrastructure Group	36,695	42,255
	Metcash	12,504	43,397
	Mirvac Group	62,160	54,059
	National Australia Bank	33,266	601,110
	Newcrest Mining	8,550	210,058
	Nufarm	2,442	18,052
	OneSteel	20,062	41,680
	Orica	6,292	110,047
	Origin Energy	14,562	171,669
	OZ Minerals	58,088	43,033
†	Paladin Energy	9,911	39,346
	Perpetual	777	17,863
	Qantas Airways	14,807	23,966
	QBE Insurance Group	16,691	267,464
	Rio Tinto	6,876	289,026
	Santos	14,653	172,742
	Sims Group	2,637	56,293
	Sonic Healthcare	5,386	53,433
	SP AusNet	19,445	12,057
	Stockland	45,855	118,528
	Suncorp-Metway	22,132	119,406
	TABCORP Holdings	9,334	53,816
	Tatts Group	19,150	39,322
	Telstra	78,108	213,219
	Toll Holdings	9,889	49,769
	Transurban Group	17,202	57,901
	Wesfarmers	2,261	42,786
	Wesfarmers PPS	17,763	323,978
	Westfield Group	35,358	324,012
	Westpac Banking	50,333	820,739
	Woodside Petroleum	8,145	283,404
	Woolworths	21,353	453,247
	WorleyParsons	2,580	49,466

			10,401,272

	Austria–0.31%
	Erste Bank der Oesterreichischen Sparkassen	2,752	74,222
	Oest Elettrizitatswirts Class A	1,225	62,331
	OMV	2,763	103,426
	Raiffeisen International Bank Holding	878	30,477
	Telekom Austria	5,972	93,306
	Vienna Insurance Group	533	23,159
	Voestalpine	2,125	58,265

			445,186

	Belgium–0.89%
	Anheuser-Busch InBev	12,561	453,457
*†	Anhueser-Busch InBev STRIP-VVPR	1,896	8
	Belgacom	2,355	75,091
	Colruyt	238	54,275
	Delhaize Group	1,826	128,394
	Dexia	8,556	64,847
	Fortis	35,952	122,527
	Groupe Bruxelles Lambert	1,342	98,060
	KBC Groep	2,501	45,599
	Mobistar	476	29,321
	Nationale A Portefeuille	618	29,816
	Solvay Class A	1,030	86,862
	UCB	1,470	47,027
	Umicore	1,937	43,928

			1,279,212

	Bermuda–0.06%
	Seadrill	5,549	79,183

			79,183

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Denmark–0.89%
	A.P. Moller–Maersk Class A	9	$52,709
	A.P. Moller–Maersk Class B	20	119,767
	Carlsberg Class B	1,700	109,005
	Coloplast Class B	313	21,514
	Danske Bank	7,400	127,507
	DSV	2,400	29,716
	H Lundbeck	1,100	20,922
	Novo Nordisk Class B	7,800	421,557
	Novozymes Class B	700	56,814
†	Topdanmark	250	29,189
	TrygVesta	311	18,331
†	Vestas Wind Systems	3,400	243,621
†	William Demant Holding	500	25,846

			1,276,498

	Finland–1.26%
	Elisa	2,450	40,306
	Fortum	7,405	168,453
	Kesko Class B	1,100	29,096
	Kone Class B	2,359	72,225
†	Metso	2,400	44,768
	Neste Oil	1,634	22,688
	Nokia	65,650	961,253
	Nokian Renkaat	1,380	25,935
	Orion Class B	1,182	18,517
	Outokumpu	2,200	37,921
	Pohjola Bank	3,457	27,637
	Rautaruukki	1,000	19,986
	Sampo Class A	7,578	142,949
	Sanoma	1,560	24,176
	Stora Enso Class R	8,900	46,933
	UPM-Kymmene	9,432	82,148
	Wartsila	1,400	45,043

			1,810,034

	France–9.73%
	Accor	2,432	96,374
	ADP	573	41,962
	Air France-KLM	1,896	24,201
	Air Liquide	4,327	395,128
	Alcatel-Lucent	39,590	99,279
	Alstom	3,567	210,389
	Atos Origin	846	28,660
	AXA	27,242	511,590
	BIC	365	20,942
	BioMerieux	179	15,680
	BNP Paribas	14,453	937,503
	Bouygues	4,008	150,649
	Bureau Veritas	860	42,209
	Cap Gemini	2,403	88,434
	Carrefour	11,039	470,968
	Casino Guichard Perrachon	983	66,244
	Christian Dior	1,037	77,330
	Cie de Saint-Gobain	6,308	210,779
	Cie Generale d’Optique Essilor International	3,397	161,891
†	Cie Generale de Geophysique-Veritas	2,492	44,771
	CNP Assurances	644	61,468
	Compagnie Generale des Etablissements Michelin Class B	2,266	129,045
	Credit Agricole	14,923	185,770
	Dassault Systemes	985	43,461
	EDF	3,987	193,895
	Eiffage	747	43,478
	Eramet	93	24,280
	Eurazeo	494	20,508
	Eutelsat Communications	1,768	45,588
	Fonciere Des Regions	393	29,535
	France Telecom	31,692	718,280
	GDF Suez	20,876	777,054
	Gecina	308	19,050
	Groupe Danone	10,572	521,616
	Hermes International	926	128,573
	Icade	265	21,755
	Iliad	260	25,212
†	Imerys	102	3,884
	Imerys New Shares	511	21,396
	Ipsen	341	14,888
	JC Decaux	1,317	20,900
	Klepierre	1,483	38,239
	Lafarge	2,637	178,447
†	Lafarge	810	53,018
	Lagardere	2,239	74,328
	Legrand	1,915	41,724
	L’Oreal	4,011	299,695
	LVMH Moet Hennessy Vuitton	4,293	327,539
	M6-Metropole Television	1,170	22,120
	Natixis	15,919	30,788
	Neopost	495	44,435
	PagesJaunes Groupe	2,268	22,040
	Pernod-Ricard	3,189	200,681
	Peugeot	2,509	65,873
	PPR	1,257	102,524
	Publicis Groupe	1,944	59,246
	Renault	3,041	111,615
	Safran	3,194	42,108
	Sanofi-Aventis	18,169	1,066,933
	Schneider Electric	3,921	298,607
	SCOR	2,506	51,349
	Societe Des Autoroutes Paris-Rhin-Rhone	365	24,807
	Societe Television Francaise 1	2,105	23,597
	Societe Generale	7,810	425,928
	Sodexo	1,666	85,495
	Suez Enviornnement	4,798	83,745
	Technip	1,794	87,786

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	France (continued)

	Thales	1,371	$61,290
	Total	36,734	1,982,469
	Unibail-Rodamco	1,392	207,254
	Vallourec	876	106,310
	Veolia Environnement	6,508	191,586
	Vinci	7,007	314,327
	Vivendi	20,356	486,337

			13,956,859

	Germany–7.36%
	Adidas	3,090	117,184
	Allianz	7,848	719,956
	BASF	16,008	637,615
	Bayer	13,250	710,247
	Bayerische Motoren Werke	5,867	220,770
	Beiersdorf	1,590	74,593
	Celesio	1,708	39,214
	Commerzbank	13,280	81,672
	Daimler	15,659	564,856
	Deutsche Bank	9,697	587,930
	Deutsche Boerse	3,435	266,172
	Deutsche Lufthansa	3,405	42,741
	Deutsche Post	15,067	195,149
	Duetsche Postbank	1,423	35,944
	Deutsche Telekom	49,200	577,555
	E.ON	32,794	1,160,417
	Fraport	492	21,011
	Fresenius	330	15,398
	Fresenius Medical Care	3,309	148,229
	GEA Group	2,338	35,348
†	Hamburger Hafen und Logistik	497	19,134
	Hannover Rueckversicherung	1,177	43,249
	Henkel	2,024	54,531
	Hochtief	679	34,216
	K+S	2,473	139,429
	Linde	2,540	207,578
	MAN	1,750	107,011
	Merck	1,072	109,153
	Metro	1,952	93,191
	Muenchener Rueckversicherungs	3,593	484,417
	Puma	113	24,853
	RWE	7,270	574,045
	Salzgitter	610	53,470
	SAP	14,891	597,300
	Siemens	14,211	981,199
	Solarworld	1,346	31,733
	Suedzucker	843	17,073
	ThyssenKrupp	5,580	138,598
	TUI	3,619	26,596
	United Internet	2,351	27,532
	Volkswagen	1,536	519,538
	Wacker Chemie	207	23,777

			10,559,624

	Greece–0.52%
	Alpha Bank	5,730	62,683
	Coca-Cola Hellenic Bottling	3,290	67,829
†	EFG Eurobank Ergasias	4,910	51,647
	Hellenic Petroleum	2,280	22,032
	Hellenic Telecommunications Organization	3,830	58,550
	Marfin Investment Group	9,047	38,827
	National Bank of Greece	8,790	244,094
	OPAP	3,530	94,066
†	Piraeus Bank	4,877	48,560
	Public Power	1,640	33,811
	Titan Cement	770	20,303

			742,402

	Hong Kong–2.46%■
	ASM Pacific Technology	4,000	20,568
	Bank of East Asia	23,119	70,551
	BOC Hong Kong Holdings	63,000	110,394
	Cathay Pacific Airways	14,000	19,293
	Cheung Kong Holdings	24,000	275,926
	Cheung Kong Infrastructure Holdings	9,000	31,588
	Chinese Estates Holdings	18,000	32,981
	CLP Holdings	35,000	232,132
	Esprit Holdings	19,500	108,824
†	Foxconn International Holdings	39,000	25,564
†	Genting International	52,000	24,413
	Hang Lung Group	13,000	61,227
	Hang Lung Properties	35,000	115,840
	Hang Seng Bank	12,700	178,622
	Henderson Land Development	19,000	108,976
	Hong Kong & China Gas	71,600	150,593
	Hong Kong Aircraft Engineering	1,600	18,643
	Hong Kong Electric Holdings	25,000	139,034
	Hong Kong Exchanges & Clearing	18,000	280,338
	Hopewell Holdings	10,000	31,355
†	Hutchison Telecommunications Hong Kong Holdings	10,000	1,368
	Hutchison Telecommunications International	10,000	2,348
	Hutchison Whampoa	36,000	235,280
	Hysan Development	11,406	29,288
	Kerry Properties	10,531	46,201
	Li & Fung	38,000	101,988
	Lifestyle International Holdings	5,500	7,636
	Link REIT	38,504	82,176
†	Mongolia Energy	19,000	7,012
	MTR	26,748	80,245
	New World Development	37,965	68,681

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hong Kong (continued)

	Noble Group	28,000	$35,184
	NWS Holdings	14,236	25,754
	Orient Overseas International	2,000	8,542
	PCCW	78,000	20,331
	Shagri-La Asia	20,000	29,678
	Sino Land	32,677	54,139
	Sun Hung Kai Properties	25,000	312,261
	Swire Pacific Class A	13,000	131,176
	Television Broadcasts	5,000	20,097
	Wharf Holdings	24,000	101,730
	Wheelock	16,000	41,250
	Wing Hang Bank	3,500	30,665
	Yue Yuen Industrial Holdings	11,000	25,918

			3,535,810

	Ireland–0.27%
=@	Anglo Irish Bank	3,965	0
	CRH	12,047	275,402
†	Elan	7,652	52,265
	Kerry Group Class A	2,562	58,426

			386,093

	Italy–3.45%
	A2A	14,907	27,158
	ACEA	1,222	14,893
	Alleanza Assicurazioni	6,325	43,356
	Assicurazioni Generali	18,481	383,864
	Atlantia	4,618	93,265
	Autogrill	850	7,159
	Banca Carige	11,808	32,376
	Banca Monte Dei Paschi Siena	35,564	57,410
	Banco Popolare	11,421	85,216
	Banca Popolare di Milano	7,465	44,444
	Enel	114,312	556,319
	ENI	44,941	1,062,051
	Exor	1,446	20,805
	Fiat	13,836	138,940
	Finmeccanica	7,007	98,568
	Fondiaria-Sai	1,285	20,671
	Intesa Sanpaolo Ordinary Shares	134,279	432,209
	Intesa Sanpaolo Savings Shares	17,385	42,816
	Italcementi	549	6,264
	Italcementi Savings Shares	768	4,508
	Lottomatica	1,116	21,490
	Luxottica Group	2,276	47,530
	Mediaset	11,046	61,852
	Mediobanca	7,142	84,991
	Mediolanum	4,280	22,810
	Parmalat	30,487	73,501
	Pirelli	49,713	17,389
	Prysmian	1,898	28,509
	Saipem	4,369	106,251
	Saras	6,433	18,315
	Snam Rete Gas	26,138	114,650
	Telecom Italia	171,080	236,341
	Telecom Italia Savings Shares	100,644	98,737
	Terna	23,046	76,765
	UBI Banca	9,380	121,951
	UniCredit	249,976	629,312
	Unipol Gruppo Finanziario	13,744	16,086

			4,948,772

	Japan–23.87%
	77 Bank	5,000	29,171
	ABC-Mart	200	5,149
	Acom	835	20,934
	Advantest	2,500	45,417
	Aeon	10,900	108,061
	Aeon Credit Service	1,700	22,289
	Aeon Mall	1,300	24,804
	Aioi Insurance	7,000	32,046
	Aisin Seiki	3,600	78,293
	Ajinomoto	11,000	87,242
	Alfresa Holdings	500	23,098
	All Nippon Airways	10,000	34,984
	Amada	6,000	37,309
	Aozora Bank	14,000	21,655
	Asahi Breweries	6,700	96,469
	Asahi Glass	18,000	144,815
	Asahi Kasei	21,000	107,038
	Asics	2,000	18,271
	Astellas Pharma	7,700	273,373
	Bank of Kyoto	6,000	55,746
	Bank of Yokohama	21,000	112,706
	Benesse	1,200	48,085
	Bridgestone	10,400	163,563
	Brother Industries	3,000	26,658
	Canon	18,500	606,871
	Canon Marketing Japan	1,600	22,423
	Casio Computer	4,100	36,731
	Central Japan Railway	28	172,366
	Chiba Bank	12,000	78,605
	Chubu Electric Power	11,700	270,850
	Chugai Pharmaceutical	4,000	76,404
	Chugoku Bank	3,000	41,700
	Chugoku Electric Power	4,400	92,038
	Chuo Mitsui Trust Holdings	18,000	68,950
	Citizen Holdings	3,800	19,527
	Coca-Cola West	1,100	21,068
	Cosmo Oil	12,000	40,860
	Credit Saison	2,100	26,770
	Dai Nippon Printing	9,000	123,700
	Daicel Chemical Industries	5,000	30,364
	Daido Steel	6,000	24,665
	Daihatsu Motor	3,000	27,966

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Daiichi Sankyo	11,900	$213,466
	Daikin Industries	4,100	132,368
	Dainippon Sumitomo Pharma	2,000	17,523
	Daito Trust Construction	1,300	61,538
	Daiwa House Industry	8,000	86,370
	Daiwa Securities Group	21,000	125,350
	Dena	6	20,118
	Denki Kagaku Kogyo	9,000	25,132
	Denso	8,600	221,406
	Dentsu	2,800	59,006
	DIC	11,000	17,243
	Dowa Holdings	5,000	20,866
	East Japan Railway	5,900	355,850
	Eisai	4,300	153,555
	Electric Power Development	2,400	68,265
†	Elpida Memory	2,000	21,696
	FamilyMart	800	25,164
	Fanuc	3,200	257,781
	Fast Retailing	800	104,640
	Fuji Electric Holdings	11,000	18,271
	Fuji Heavy Industries	11,000	44,649
	Fuji Television Network	5	7,552
	FUJIFILM Holdings	8,200	260,480
	Fujitsu	32,000	174,733
	Fukuoka Financial Group	13,000	58,300
	Furkukawa Electric	12,000	54,313
	GS Yuasa	5,000	44,015
	Gunma Bank	8,000	44,597
	Hachijuni Bank	6,000	34,008
	Hakuhodo DY Holdings	430	23,212
	Hankyu Hanshin Holdings	20,000	93,844
	Hikari Tsushin	200	4,516
	Hino Motors	2,000	6,249
	Hirose Electric	500	53,462
	Hiroshima Bank	10,000	41,732
	Hisamitsu Pharmaceutical	1,100	34,257
	Hitachi	56,000	174,982
	Hitachi Chemical	1,800	29,094
	Hitachi Construction Machinery	1,800	29,430
	Hitachi High-Technologies	1,300	22,227
	Hitachi Metals	2,000	17,046
	Hokkaido Electric Power	2,800	52,524
	Hokuhoku Financial Group	21,000	52,756
	Hokuriku Electric Power	3,200	73,248
	Honda Motor	28,600	789,743
	HOYA	7,200	144,703
	Ibiden	2,000	56,369
	Idemitsu Kosan	400	34,382
	IHI	25,000	43,341
	INPEX	13	104,184
	Isetan Mitsukoshi Holdings	6,700	68,440
	Isuzu Motors	20,000	32,181
	Ito EN	500	7,116
	ITOCHU	25,000	174,401
	Itochu Techno-Solutions	300	8,938
	Iyo Bank	5,000	51,126
	J Front Retailing	9,000	43,071
	Jafco	700	23,617
†	Japan Airlines	18,000	34,756
	Japan Petroleum Exploration	500	27,769
	Japan Prime Realty Investment	10	21,696
	Japan Real Estate Investment	8	66,521
	Japan Retail Fund Investment	6	27,780
	Japan Steel Works	5,000	61,871
	Japan Tobacco	79	247,669
	JFE Holdings	8,600	290,148
	JGC	3,000	48,583
	Joyo Bank	10,000	51,074
	JS Group	3,900	60,324
	JSR	3,100	53,195
	JTEKT	2,400	24,441
	Jupiter Telecommunications	45	34,195
	Kajima	14,000	43,745
	Kamigumi	5,000	42,251
	Kaneka	4,000	28,527
	Kansai Electric Power	13,400	296,294
	Kansai Paint	4,000	28,776
	Kao	9,000	196,668
	Kawasaki Heavy Industries	25,000	69,034
	Kawasaki Kisen Kaisha	11,000	45,448
	KDDI	49	260,438
	Keihin Electric Express Railway	8,000	62,120
	Keio	11,000	64,061
	Keisei Electric Railway	5,000	29,897
	Keyence	740	151,334
	Kikkoman	2,000	20,118
	Kinden	2,000	17,585
	Kintetsu	29,000	127,946
	Kirin Holdings	14,000	196,201
	Kobe Steel	38,000	71,006
	Komatsu	16,000	247,815
	Konami	1,600	30,744
	Konica Minolta Holdings	8,500	88,944
	Kubota	19,000	157,199
	Kuraray	5,000	55,642
	Kurita Water Industries	1,700	55,061
	Kyocera	2,900	218,862
	Kyowa Hakko Kirin	4,000	45,303
	Kyushu Electric Power	6,800	146,476
	Lawson	1,000	44,015
	Leopalace21	2,400	21,476
	Mabuchi Motor	500	24,188
	Makita	1,800	43,631
	Marubeni	27,000	119,963

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

	Marui Group	3,400	$24,001
	Maruichi Steel Tube	300	5,684
	Matsui Securities	2,500	22,734
	Mazda Motor	18,000	46,154
	McDonald’s Holdings Japan	1,300	24,143
	Mediceo Paltac Holding	1,800	20,648
	MEIJI Holdings	1,234	49,703
	Minebea	4,000	17,066
	Mitsubishi	23,600	438,044
	Mitsubishi Chemical Holdings	22,500	95,531
	Mitsubishi Electric	34,000	215,655
	Mitsubishi Estate	21,000	351,199
	Mitsubishi Gas Chemical	6,000	32,887
	Mitsubishi Heavy Industries	51,000	211,772
	Mitsubishi Logistics	2,000	22,195
	Mitsubishi Materials	17,000	53,119
†	Mitsubishi Motors	60,000	112,737
	Mitsubishi Rayon	10,000	29,171
	Mitsubishi Tanabe Pharma	4,000	46,092
	Mitsubishi UFJ Financial Group	160,700	997,597
	Mitsubishi UFJ Lease & Finance	790	25,833
	Mitsui	30,300	360,467
	Mitsui Chemicals	10,000	32,077
	Mitsui Engineer & Shipbuilding	12,000	28,278
	Mitsui Fudosan	14,000	244,597
	Mitsui Mining & Smelting	11,000	28,548
	Mitsui OSK Lines	21,000	136,686
	Mitsui Sumitomo Insurance Group Holdings	7,100	186,842
	Mitsumi Electric	1,400	30,011
	Mizuho Financial Group	165,800	388,984
	Murata Manufacturing	3,600	153,223
	Namco Bandai Holdings	3,900	42,915
	NEC	31,000	121,966
	NGK Insulators	4,000	81,802
	NGK Spark Plug	2,000	19,122
	NHK Spring	2,000	13,433
	Nidec	1,800	109,312
	Nikon	5,000	86,889
	Nintendo	1,700	469,957
	Nippon Building Fund	9	77,172
	Nippon Electric Glass	7,000	78,626
	Nippon Express	15,000	68,359
	Nippon Meat Packers	3,000	37,963
	Nippon Mining Holdings	15,500	80,774
	Nippon Oil	20,000	118,343
	Nippon Paper Group	1,500	38,851
	Nippon Sheet Glass	10,000	29,274
	Nippon Steel	89,000	341,846
	Nippon Telegraph & Telephone	9,100	370,310
	Nippon Yusen	19,000	82,249
	Nipponkoa Insurance	12,000	70,009
	Nishi-Nippon City Bank	9,000	22,797
	Nissan Chemical Industries	2,000	22,568
	Nissan Motor	43,800	266,447
	Nissay Dowa General Insurance	4,000	19,350
	Nisshin Seifun Group	3,000	35,814
	Nisshin Steel	10,000	22,423
	Nisshinbo Holdings	2,000	22,672
	Nissin Food Holding	1,300	39,406
	Nitori	600	42,604
	Nitto Denko	2,900	88,508
	NOK	2,000	23,316
	Nomura Holdings	41,700	352,370
	Nomura Real Estate Holdings	1,200	20,803
	Nomura Real Estate Office Fund	6	38,244
	Nomura Research Institute	1,800	40,081
	NSK	9,000	45,780
	NTN	7,000	28,122
	NTT Data	19	61,538
	NTT DoCoMo	274	401,628
	NTT Urban Development	21	20,383
	Obayashi	12,000	58,922
	Obic	140	22,774
	Odakyu Electric Railway	11,000	94,322
	OJI Paper	16,000	68,930
	Olympus	3,700	87,766
	Omron	3,100	44,893
	Ono Pharmaceutical	1,400	62,058
	Onward Holdings	1,000	6,457
	Oracle Japan	600	22,049
	Oriental Land	800	53,649
	ORIX	1,350	81,423
	Osaka Gas	32,000	102,315
	OSAKA Titanium Technologies	200	7,350
	Otsuka	400	21,385
	Panasonic	34,200	462,249
	Panasonic Electric Works	6,000	56,929
	Promise	1,700	21,760
	Rakuten	128	77,201
	Resona Holdings	9,300	130,912
	Ricoh	11,000	142,168
	Rinnai	700	31,029
	Rohm	1,700	124,063
	Sankyo	800	42,770
	Santen Pharmaceutical	1,200	36,562
†	Sanyo Electric	27,000	70,072
	Sapporo Hokuyo Holdings	6,200	17,828
	Sapporo Holdings	5,000	28,755
	SBI Holdings	267	54,575
	Secom	3,600	146,496
	Sega Sammy Holdings	3,300	41,897
	Seiko Epson	2,600	42,510
	Sekisui Chemical	7,000	44,036

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Japan (continued)

Sekisui House	8,000	$81,387
Seven & I Holdings	12,800	301,630
Seven Bank	12	31,504
Sharp	17,000	177,006
Shikoku Electric Power	3,200	95,671
Shimadzu	4,000	32,056
Shimamura	400	31,890
Shimano	1,300	49,798
Shimizu	10,000	43,600
Shin-Etsu Chemical	7,200	334,849
Shinko Electric	600	7,449
Shinko Securities	9,000	28,309
Shinsei Bank	25,000	40,226
Shionogi	5,000	96,906
Shiseido	6,000	98,536
Shizuoka Bank	11,000	109,281
Showa Denko	19,000	34,122
Showa Shell Sekiyu	3,700	39,255
SMC	900	97,073
Softbank	13,300	259,842
Sojitz	22,600	49,737
Sompo Japan Insurance	15,000	100,592
Sony	17,500	458,710
Sony Financial Holdings	13	35,992
SQUARE ENIX Holdings	1,300	30,567
Stanley Electric	2,400	48,782
Sumco	2,200	31,402
Sumitomo	18,700	190,630
Sumitomo Chemical	26,000	117,409
Sumitomo Electric Industries	13,600	153,323
Sumitomo Heavy Industries	9,000	40,268
Sumitomo Metal Industries	58,000	154,739
Sumitomo Metal Mining	9,000	127,344
Sumitomo Mitsui Financial Group	15,700	640,516
Sumitomo Realty & Development	7,000	128,693
Sumitomo Rubber Industries	2,300	18,528
Sumitomo Trust & Banking	23,000	124,157
Suruga Bank	4,000	38,327
Suzuken	1,400	40,621
Suzuki Motor	6,400	144,171
T&D Holdings	3,800	109,270
Taiheiyo Cement	15,000	25,849
Taisei	17,000	41,119
Taisho Pharmaceutical	2,000	37,932
Taiyo Nippon Sanso	4,000	38,368
Takashimaya	5,000	39,500
Takeda Pharmaceutical	13,000	507,422
TDK	2,000	94,259
Teijin	17,000	54,884
Terumo	3,100	137,091
THK	1,500	22,470
Tobu Railway	15,000	88,290
Toho	1,800	29,430
Toho Gas	6,000	24,416
Tohoku Electric Power	7,300	152,699
Tokio Marine Holdings	12,700	352,009
Tokuyama	4,000	29,440
Tokyo Broadcasting System	400	6,295
Tokyo Electric Power	21,200	545,791
Tokyo Electron	3,100	150,285
Tokyo Gas	42,000	150,420
Tokyo Steel Manufacturing	1,900	23,156
Tokyo Tatemono	5,000	27,977
Tokyu	20,000	101,111
Tokyu Land	6,000	27,406
TonenGeneral Sekiyu	4,000	40,818
Toppan Printing	10,000	101,215
Toray Industries	23,000	117,471
Toshiba	69,000	250,701
Tosoh	9,000	25,600
TOTO	4,000	28,070
Toyo Seikan Kaisha	2,500	53,073
Toyo Suisan Kaisha	2,000	41,254
Toyoda Gosei	1,200	32,513
Toyota Boshoku	1,500	22,438
Toyota Industries	3,200	79,892
Toyota Motor	47,500	1,809,664
Toyota Tsusho	3,500	52,102
Trend Micro	2,000	64,154
Tsumura	1,000	31,247
Ube Industries	18,000	50,452
Unicharm	600	45,905
UNY	3,000	25,693
Ushio	1,500	24,011
USS	440	22,701
West Japan Railway	29	96,034
Yahoo Japan	264	84,273
Yakult Honsha	1,200	22,946
Yamada Denki	1,550	90,590
Yamaguchi Financial Group	3,000	39,645
Yamaha	2,900	36,306
Yamaha Motor	3,900	43,441
Yamato Holdings	6,000	80,100
Yamato Kogyo	800	23,710
Yamazaki Baking	2,000	22,589
Yaskawa Electric	5,000	33,323
Yasuda Trust & Banking	25,000	32,441
Yokogawa Electric	4,200	28,340

		34,244,578

Luxembourg–0.53%
ArcelorMittal	14,932	489,836
Millicom International Cellular SDR	1,330	74,889

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Luxembourg (continued)

	SES FDR	4,906	$93,508
	Tenaris	7,776	105,623

			763,856

	Mexico–0.02%
	Fresnillo	3,230	27,626

			27,626

	Netherlands–2.42%
	AEGON	22,825	140,309
	Akzo Nobel	4,133	181,779
	ASML Holding	7,725	166,957
	Corio	996	48,416
	European Aeronautic Defence & Space	6,501	104,944
	Fugro CVA	1,192	49,351
	Heineken	4,390	162,790
	Heineken Holding	1,625	51,598
	ING Groep CVA	34,313	345,145
	James Hardie Industries CDI	7,338	24,817
	Koninklijke Ahold	19,701	226,129
	Koninklijke Boskalis Westminster	1,111	25,180
	Koninklijke DSM	2,549	79,829
	Koninklijke KPN	29,914	411,111
	Koninklijke Philips Electronics	17,061	314,056
†	QIAGEN	2,867	52,956
	Randstad Holding	1,768	48,886
	Reed Elsevier	10,665	117,313
	SBM Offshore	2,795	47,706
	TNT	5,988	116,273
	Unilever CVA	27,638	665,356
	Wolters Kluwer	5,080	88,703

			3,469,604

	New Zealand–0.10%
	Auckland International Airport	19,701	20,441
	Contact Energy	5,767	21,742
	Fletcher Building	7,729	32,775
	Sky City Entertainment Group	11,588	20,014
	Telecom New Zealand	29,591	52,060

			147,032

	Norway–0.61%
	DnB NOR	13,600	103,588
	Norsk Hydro	10,160	52,118
	Orkla	13,564	98,465
†	Renewable Energy	4,381	33,982
	StatoilHydro	19,600	385,715
	Telenor	14,400	110,689
	Yara International	3,000	83,940

			868,497

	Portugal–0.31%
	Banco Comercial Portugues	37,994	38,579
	Banco Espirito Santo	9,030	48,632
	Brisa Auto-Estradas de Portugal	4,566	32,820
	Cimpor Cimentos de Portugal	3,609	26,320
	Energias de Portugal	33,140	129,816
	Galp Energia Class B	2,784	39,046
	Jeronimo Martins	3,776	25,727
	Portugal Telecom	10,314	100,838

			441,778

	Republic of Cyprus–0.04%
	Bank of Cyprus Public	9,364	52,926

			52,926

	Singapore–1.29%
	Ascendas Real Estate Investment Trust	16,000	17,564
	CapitaLand	43,000	110,142
	CapitaMall Trust	28,000	27,064
	City Developments	8,000	47,390
	ComfortDelgro	23,000	20,326
	Cosco Singapore	23,000	19,849
	DBS Group Holdings	30,500	248,481
=	Fraser & Neave	18,000	48,219
	Golden Agri-Resources	93,280	24,473
	Jardine Cycle & Carriage	2,000	26,512
	Keppel	22,000	104,805
	Neptune Orient Lines	21,000	21,458
	Olam International	21,000	35,232
	Oversea-Chinese Banking	40,986	189,027
	SembCorp Industries	13,000	27,106
	SembCorp Marine	15,000	27,858
	Singapore Airlines	10,000	91,825
	Singapore Exchange	13,000	63,725
	Singapore Press Holdings	26,000	56,725
	Singapore Technologies Engineering	26,000	43,980
	Singapore Telecommunications	140,000	289,976
	StarHub	13,000	19,207
	United Overseas Bank	21,000	212,842
	UOL Group	11,000	25,062
	Wilmar International	14,000	48,523

			1,847,371

	Spain–4.48%
	Abertis Infraestructuras	4,721	88,757
	Acciona	417	51,232
†	Acerinox	2,522	46,654
	ACS	2,597	131,305
	Banco Bilbao Vizcaya Argentaria	61,626	772,694
	Banco de Sabadell	15,482	96,625
	Banco de Valencia	3,022	29,287
	Banco Popular Espanol	12,786	111,360
	Banco Santander	140,443	1,686,075
	Bankinter	5,740	67,784

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Spain (continued)

	CINTRA	4,034	$25,007
	Criteria Caixacorp	13,859	63,949
†	EDP Renovaveis	3,900	39,929
	Enagas	2,656	52,206
	Fomento de Construcciones y Contratas	727	29,783
	Gamesa Technologica	2,733	51,784
	Gas Natural SDG	3,646	66,322
	Gestevision Telecinco	2,145	20,006
	Grifols	2,234	39,447
	Grupo Ferrovial	797	25,564
	Iberdrola	63,922	518,180
	Iberdrola Renovables	16,044	73,243
	IBERIA	11,024	23,362
	Inditex	3,638	174,345
	Indra Sistemas	1,915	41,428
	Mapfre	9,420	30,651
	Red Electrica	1,925	86,961
	Repsol YPF	12,306	275,111
	Sacyr Vallehermoso	1,600	22,171
	Telefonica	72,918	1,648,553
	Zardoya Otis	2,112	44,076

			6,433,851

	Sweden–2.29%
	Alfa Laval	5,400	51,505
	Assa Abloy Class B	5,800	80,800
	Atlas Copco Class A	11,091	111,031
	Atlas Copco Class B	5,761	52,073
	Electrolux Class B	4,117	57,487
	Ericsson LM Class B	50,800	498,349
	Getinge Class B	2,933	38,389
	Hennes & Mauritz Class B	8,900	444,043
	Holmen Class B	1,000	21,836
	Husqvarna Class B	7,936	43,194
	Investor Class B	7,600	117,202
†	Lundin Petroleum	2,980	23,055
	Nordea Bank	56,100	444,200
	Sandvik	18,277	135,598
	Scania Class B	4,700	46,594
	Securitas Class B	4,200	35,650
	Skandinaviska Enskilda Banken	25,200	110,707
	Skanska Class B	7,000	78,240
	SKF Class B	5,900	72,636
	SSAB Class A	2,800	32,566
	SSAB Class B	1,800	19,361
	Svenska Cellulosa Class B	9,700	101,819
	Svenska Handelsbanken Class A	8,000	151,103
	Swedbank Class A	6,000	34,912
	Swedish Match	4,500	73,041
	Tele2 Class B	5,680	57,340
	TeliaSonera	40,000	209,937
	Volvo Class A	7,100	43,704
	Volvo Class B	17,100	105,482

			3,291,854

	Switzerland–7.65%
	ABB	38,186	600,264
†	Actelion	1,732	90,621
	Adecco	2,127	88,600
†	Aryzta	1,368	43,940
	Baloise Holding	954	70,811
	BKW FMB Energie	202	14,873
	Compagnie Financiere Richemont Units Class A	8,682	180,424
	Credit Suisse Group	19,456	888,148
	Geberit	725	89,145
	Givaudan	137	83,993
	Holcim	3,687	209,342
	Julius Baer Holding	3,804	147,672
	Kuehne & Nagel International	826	64,693
	Lindt & Spruengli	2	44,177
	Lindt & Spruengli PC	10	18,683
†	Logitech International	3,282	45,460
	Lonza Group	851	84,509
	Nestle	62,576	2,356,642
	Nobel Biocare Holding	2,184	47,678
	Novartis	36,436	1,476,821
	Pargesa Holding	347	21,653
	Roche Holding	12,099	1,644,675
	Schindler Holding	425	26,344
	Schindler Holding PC	817	50,717
	SGS	78	96,625
	Sonova Holding	741	60,218
	STMicrolectronics	11,782	88,124
	Straumann Holding	99	18,031
	Swatch Group	543	87,106
	Swatch Group Bearer Shares	664	21,725
†	Swiss Life Holding	585	50,502
	Swiss Reinsurance	6,140	203,094
	Swisscom	435	133,517
	Syngenta	1,692	392,809
	UBS	50,862	622,112
	Xstrata	33,314	360,441
	Zurich Financial Services	2,546	448,488

			10,972,677

	United Kingdom–20.53%
	3i Group	23,623	93,932
	Admiral Group	2,843	40,683
	AMEC	5,746	61,762
	Anglo American	22,811	661,845
	Antofagasta	6,022	58,340
	Associated British Foods	6,400	80,266
	AstraZeneca	24,981	1,097,686

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom (continued)

†	Autonomy	3,721	$87,949
	Aviva	46,869	263,263
	BAE Systems	58,982	329,119
	Balfour Beatty	7,866	39,914
	Barclays	167,548	779,624
†	Berkeley Group Holdings	1,508	19,954
	BG Group	58,002	972,143
	BHP Billiton	38,159	856,414
	BP	322,200	2,532,122
	British Airways	9,804	20,125
	British American Tobacco	34,484	950,052
	British Land	14,709	92,419
	British Sky Broadcasting	19,781	147,957
	BT Group	136,999	229,054
	Bunzl	4,846	40,093
	Burberry Group	7,428	51,772
	Cable & Wireless	42,537	93,193
	Cadbury	22,302	190,194
†	Cairn Energy	2,376	91,448
	Capita Group	11,257	132,293
	Carnival	2,918	77,272
	Carphone Warehouse Group	8,264	21,510
	Centrica	89,466	328,888
	Cobham	16,717	47,458
	Compass Group	30,821	173,121
	Diageo	43,346	621,340
	Drax Group	5,040	36,413
	Eurasian Natural Resources	4,107	44,247
	Experian Group	18,563	138,923
	Firstgroup	8,806	51,817
	Friends Provident Group	35,227	38,033
	G4S	22,806	78,211
	GlaxoSmithKline	89,357	1,571,156
	Hammerson	10,685	53,910
	Home Retail Group	12,860	54,943
	HSBC Holdings	295,843	2,445,420
	ICAP	8,644	64,086
	Imperial Tobacco Group	17,697	459,325
	Intercontinental Hotels Group	4,365	44,765
	International Power	25,213	98,907
†	Invensys	13,515	49,683
	Investec	5,260	28,269
	J Sainsbury	18,240	93,904
	Johnson Matthey	4,054	76,682
	Kazakhmys	3,626	37,544
	Kingfisher	38,755	113,146
	Ladbrokes	7,812	23,642
	Land Securities Group	12,562	97,421
	Legal & General Group	101,780	95,037
	Liberty International	6,336	41,372
	Lloyds Banking Group	272,896	313,842
	London Stock Exchange Group	2,606	30,069
	Lonmin	3,073	59,333
	Man Group	27,846	127,327
	Marks & Spencer Group	28,426	142,954
	National Grid	42,425	382,049
	Next	3,474	84,053
	Old Mutual	86,364	114,749
	Pearson	13,944	139,904
	Prudential	41,499	282,586
	Randgold Resources	1,241	79,995
	Reckitt Benckiser Group	10,497	478,253
	Reed Elsevier	18,794	139,801
	Rexam	9,557	44,800
	Rio Tinto	22,178	768,782
	Rolls-Royce Group	30,939	184,089
†	Royal Bank of Scotland Group	301,192	191,448
	Royal Dutch Shell A Shares	61,080	1,526,054
	Royal Dutch Shell B Shares	46,508	1,167,334
	RSA Insurance Group	53,610	106,078
	SABMiller	15,855	322,589
	Sage Group	24,896	72,848
	Schroders	1,997	26,918
	Scottish & Southern Energy	16,156	302,937
	Segro	121,021	48,769
	Serco Group	8,158	56,592
	Severn Trent	4,239	76,416
	Shire	10,118	139,128
	Smith & Nephew	14,578	107,841
	Smiths Group	6,916	79,856
	Standard Chartered	32,883	616,580
	Standard Life	36,216	110,618
	Tesco	136,051	791,051
	Thomas Cook Group	5,791	19,598
	Thomson Reuters	2,667	76,021
	Tomkins	17,017	41,495
	TUI Travel	10,874	41,494
	Tullow Oil	14,179	218,407
	Unilever	22,302	522,723
	United Utilities Group	11,338	92,731
	Vedanta Resources	2,342	49,615
	Vodafone Group	903,507	1,742,438
	Whitbread	3,260	43,754
	WM Morrison Supermarkets	35,624	138,722
	Wolseley	5,085	96,937
	WPP	20,125	133,565

			29,453,204

	United States–0.06%
†	Dr Pepper Snapple Group	0	3
	Synthes	942	90,945

			90,948

	Total Common Stock (Cost $150,273,715)		141,526,747

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	PREFERRED STOCK–0.33%Δ
	Germany–0.33%
	Bayerische Motoren Werke 3.77%	945	$22,796
	Fresenius 2.21%	1,441	77,748
	Henkel 2.31%	3,070	95,414
	Porsche Automobil Holding	1,504	100,827
	RWE 6.92%	605	40,321
	Volkswagen 4.25%	1,910	133,243

	Total Preferred Stock (Cost $557,785)		470,349

	RIGHTS–0.00%
	Belgium–0.00%
=†	Fortis	11,595	0

			0

	Italy–0.00%
†	Unione di Banche Italiane SPCA	9,380	641

			641

	Norway–0.00%
†	Renewable Energy	1,511	5,401

			5,401

	Singapore–0.00%
†	Golden Agri-Resources	15,858	2,190
†	Neptune Orient Lines	3,750	453

			2,643

	Total Rights (Cost $0)		8,685

	WARRANT–0.00%
†	Unione di Banche Italiane CW12	9,380	0

	Total Warrant (Cost $0)		0

	SHORT-TERM INVESTMENT–0.96%
	Money Market Mutual Fund–0.96%
	Dreyfus Treasury & Agency Cash Management Fund	1,375,017	1,375,017

	Total Short-Term Investment (Cost $1,375,017)		1,375,017

TOTAL VALUE OF SECURITIES–99.94% (Cost $152,206,517)	143,380,798
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%**	87,765

NET ASSETS APPLICABLE TO 22,870,754 SHARES OUTSTANDING–100.00%	$143,468,563

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($77,322,275 / 12,322,768 Shares)	$6.275

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($66,146,288 / 10,547,986 Shares)	$6.271

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unauthorization-no par)	$150,629,036
Undistributed net investment income	3,122,569
Accumulated net realized loss on investments	(1,367,490)
Net unrealized depreciation of investments and foreign currencies	(8,915,552)

Total net assets	$143,468,563

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on 2 and 3.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $48,219, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

**	Includes $645,456 cash pledged as collateral for index contracts.

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
CDI–Chess Depository Interest
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipts
GBP–British Pound Sterling
PC–Participation Certificate
PPS–Partially Protected Shares
REIT–Real Estate Investment Trust
SDR–Special Drawing Rights
SPCA–Italian Consortium Joint-Stock Company
STRIP–VVPR–Dividend Coupon
USD–United States Dollar

Foreign Currency Exchange Contract1

Contract to			Unrealized
Receive	In Exchange For	Settlement Date	Depreciation

GBP 60,303	USD (100,000)	7/1/09	$(814)

Index Futures Contract2

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

42 EMINI MSCI EAFE	$2,840,804	$2,736,090	9/18/09	$(104,714)

The use of foreign currency exchange contracts and index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1,2]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,520,708
Interest	1,011
Foreign tax withheld	(249,193)

2,272,526

EXPENSES:
Management fees	183,361
Custodian fees	109,403
Distribution expenses–Service Class	57,918
Pricing fees	40,357
Accounting and administration expenses	22,665
Professional fees	10,723
Reports and statements to shareholders	3,087
Trustees’ fees	1,331
Other	3,577

432,422
Less expenses waived/reimbursed	(168,223)

Total operating expenses	264,199

NET INVESTMENT INCOME	2,008,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(917,121)
Futures contracts	1,191,148
Foreign currencies	(59,937)

Net realized gain	214,090
Net change in unrealized appreciation/depreciation of investments and foreign currencies	10,729,514

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	10,943,604

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,951,931

See accompanying notes

LVIP SSgA International Index Fund
Statements of Changes

	Six Months
	Ended	5/1/08*
	6/30/09	to
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,008,327	$568,340
Net realized gain (loss) on investments and foreign currencies	214,090	(370,620)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	10,729,514	(19,645,066)

Net increase (decrease) in net assets resulting from operations	12,951,931	(19,447,346)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(253,309)
Service Class	—	(233,369)

	—	(486,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,175,886	37,740,060
Service Class	30,489,742	46,176,512
Net asset value of shares issued uponreinvestment of dividends and distributions:
Standard Class	—	253,309
Service Class	—	233,369

	77,665,628	84,403,250

Cost of shares repurchased:
Standard Class	(3,150,251)	(1,643,153)
Service Class	(5,065,432)	(1,759,386)

	(8,215,683)	(3,402,539)

Increase in net assets derived from capital share transactions	69,449,945	81,000,711

NET INCREASE IN NET ASSETS	82,401,876	61,066,687
NET ASSETS:
Beginning of period	61,066,687	—

End of period (including undistributed net investment income of $3,122,569 and $146,695, respectively)	$143,468,563	$61,066,687

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International
	Index Fund Standard Class
	Six Months
	Ended	5/1/08[2]
	6/30/09[1]	to
	(Unaudited)	12/31/08

Net asset value, beginning of period	$5.959	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.125	0.116
Net realized and unrealized gain (loss) on investments and foreign currencies	0.191	(4.098)

Total from investment operations	0.316	(3.982)

Less dividends and distributions from:
Net investment income	—	(0.059)

Total dividends and distributions	—	(0.059)

Net asset value, end of period	$6.275	$5.959

Total return[4]	5.30%	(39.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,322	$26,176
Ratio of expenses to average net assets	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.81%	1.58%
Ratio of net investment income to average net assets	4.48%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	4.12%	1.40%
Portfolio turnover	4%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International
	Index Fund Service Class
	Six Months
	Ended	5/1/08[2]
	6/30/09[1]	to
	(Unaudited)	12/31/08

Net asset value, beginning of period	$5.964	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.118	0.104
Net realized and unrealized gain (loss) on investments and foreign currencies	0.189	(4.094)

Total from investment operations	0.307	(3.990)

Less dividends and distributions from:
Net investment income	—	(0.046)

Total dividends and distributions	—	(0.046)

Net asset value, end of period	$6.271	$5.964

Total return[4]	5.15%	(39.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,147	$34,891
Ratio of expenses to average net assets	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.06%	1.83%
Ratio of net investment income to average net assets	4.23%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.87%	1.15%
Portfolio turnover	4%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA International Index Fund–18

-LVIP SSgA International Index Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to the Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.40% on all assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.45% of average daily net assets of the Fund. The agreement will continue at least through April 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2010 as follows: 0.06% of the first $500 million of average daily net assets of the Fund; and 0.09% of the average daily net assets of the Fund in excess of $500 million. The agreements will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.10% of the first $50 million of the Fund’s average daily net assets; 0.08% of the next $50 million; 0.06% of the next $400 million; and 0.04% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $1,152 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $3,004 and $2,385, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$51,392
Fees payable to DSC	278
Distribution fees payable to LFD	13,270

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $73,996,778 and sales of $1,806,240 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $152,905,383. At June 30, 2009, net unrealized depreciation was $9,524,585, of which $3,498,761 related to unrealized appreciation of investments and $13,023,346 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stock	$141,478,528	$—	$48,219	$141,526,747
Short-Term	1,375,017	—	—	1,375,017
Other	476,844	—	2,190	479,034

Total	$143,330,389	$—	$50,409	$143,380,798

Derivatives	$—	$(105,528)	$—	$(105,528)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Common
	Total	Stock	Other

Balance as of 12/31/08	$933,946	$933,946	$—
Net purchases, sales, and settlements	359,141	359,141	—
Net change in unrealized appreciation/depreciation	143,888	141,698	2,190
Net transfers in and/or out of Level 3	(1,386,566)	(1,386,566)	—

Balance as of 6/30/09	$50,409	$48,219	$2,190

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/09	$50,409	$(34,536)	$2,190

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Period
5/1/08*
to 12/31/08

Ordinary income	$486,678

*	Date of commencement of operations

In addition, the Fund declared an ordinary income consent dividend of $178,380 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$150,629,036
Undistributed ordinary income	3,302,989
Realized losses 1/1/09–6/30/09	(849,044)
Unrealized depreciation of investments and foreign currencies	(9,614,418)

Net assets	$143,468,563

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive Foreign Investment Companies (PFICs).

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, foreign index futures contracts and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated	Paid-in
Investment Income	Net Realized Gain	Capital

$967,547	$(1,145,927)	$178,380

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Period
	Ended	5/1/08*
	6/30/09	to 12/31/08

Shares sold:
Standard Class	8,482,257	4,601,900
Service Class	5,608,695	6,084,173
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	45,798
Service Class	—	42,155

	14,090,952	10,774,026

Shares repurchased:
Standard Class	(551,880)	(255,307)
Service Class	(910,904)	(276,133)

	(1,462,784)	(531,440)

Net increase	12,628,168	10,242,586

* Date of commencement of operations

7.	Derivatives
The Fund applies Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts (Currency)	Receivables and other assets net of liabilities	$—	Liabilities net of receivables and other assets	$(814)
Equity contracts (Futures)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(104,714)

Total		$—		$(105,528)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
	Location of Gain or Loss	Loss on Derivatives	Depreciation on Derivatives
	on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized loss on investments and foreign currencies from: foreign currencies	$(59,937)	$(814)
Index futures contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from: futures contracts	1,191,148	(116,869)

Total		$1,131,121	$(117,683)

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in real estate investment trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA International Index Fund–23

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations (continued)

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–24

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth
Stock Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP T. Rowe Price Growth Stock Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP T. Rowe Price Growth Stock Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,153.20	0.84%	$4.48
Service Class Shares	1,000.00	1,151.70	1.09%	5.82

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.63	0.84%	$4.21
Service Class Shares	1,000.00	1,019.39	1.09%	5.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.23%

Aerospace & Defense	0.76%
Air Freight & Logistics	1.38%
Beverages	2.58%
Biotechnology	2.90%
Capital Markets	5.18%
Chemicals	2.15%
Commercial Banks	1.46%
Commercial Services & Supplies	0.59%
Communications Equipment	5.33%
Computers & Peripherals	5.01%
Construction & Engineering	0.39%
Consumer Finance	0.82%
Diversified Consumer Services	0.57%
Diversified Financial Services	4.08%
Energy Equipment & Services	3.03%
Electronic Equipment, Instruments & Components	0.76%
Food & Staples Retailing	2.90%
Food Products	1.34%
Health Care Equipment & Supplies	2.61%
Health Care Providers & Services	6.92%
Hotels, Restaurants & Leisure	2.15%
Household Products	1.32%
Industrial Conglomerates	0.43%
Internet & Catalog Retail	5.17%
Internet Software & Services	5.72%
IT Services	6.44%
Life Sciences Tools & Services	0.21%
Machinery	3.64%
Media	1.56%
Metals & Mining	0.83%
Multiline Retail	0.56%
Oil, Gas & Consumable Fuels	4.74%
Pharmaceuticals	2.50%
Road & Rail	0.18%
Semiconductors & Semiconductor Equipment	1.98%
Software	3.74%
Specialty Retail	2.29%
Textiles, Apparel & Luxury Goods	0.82%
Wireless Telecommunication Services	4.19%

Short-Term Investment	1.18%

Total Value of Securities	100.41%

Liabilities Net of Receivables and Other Assets	(0.41%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	5.01%
Amazon.com	4.29%
Google Class A	4.07%
Danaher	3.23%
Medco Health Solutions	3.16%
QUALCOMM	2.42%
Gilead Sciences	2.32%
Schlumberger	1.97%
Express Scripts	1.91%
Crown Castle International	1.86%

Total	30.24%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.23%
	Aerospace & Defense–0.76%
	Lockheed Martin	19,100	$1,540,415

			1,540,415

	Air Freight & Logistics–1.38%
	Expeditors International of Washington	43,400	1,446,956
	United Parcel Service Class B	27,500	1,374,725

			2,821,681

	Beverages–2.58%
	Coca Cola	37,800	1,814,022
	PepsiCo	62,920	3,458,083

			5,272,105

	Biotechnology–2.90%
†	Celgene	25,000	1,196,000
†	Gilead Sciences	101,000	4,730,840

			5,926,840

	Capital Markets–5.18%
	Bank of New York Mellon	41,200	1,207,572
	BlackRock	3,800	666,596
	Franklin Resources	10,500	756,105
	Goldman Sachs Group	12,750	1,879,860
	Morgan Stanley	47,800	1,362,778
	Northern Trust	19,900	1,068,232
	Schwab (Charles)	54,800	961,192
	State Street	56,400	2,662,080

			10,564,415

	Chemicals–2.15%
	Monsanto	16,000	1,189,440
	Potash Corporation of Saskatchewan	4,000	372,200
	Praxair	39,700	2,821,479

			4,383,119

	Commercial Banks–1.46%
	PNC Financial Services Group	13,800	535,578
	U.S. Bancorp	51,500	922,880
	Wells Fargo	63,100	1,530,806

			2,989,264

	Commercial Services & Supplies–0.59%
	Republic Services	49,400	1,205,854

			1,205,854

	Communications Equipment–5.33%
†	Cisco Systems	127,200	2,371,008
†	Juniper Networks	70,900	1,673,240
	QUALCOMM	109,200	4,935,840
†	Research in Motion	26,800	1,904,140

			10,884,228

	Computers & Peripherals–5.01%
†	Apple	71,800	10,226,474

			10,226,474

	Construction & Engineering–0.39%
†	Quanta Services	34,700	802,611

			802,611

	Consumer Finance–0.82%
	American Express	62,700	1,457,148
	Redecard	14,000	214,422

			1,671,570

	Diversified Consumer Services–0.57%
†	Apollo Group Class A	16,500	1,173,480

			1,173,480

	Diversified Financial Services–4.08%
	Bank of America	197,400	2,605,680
†	CIA Brasileira	96,900	833,575
†	IntercontinentalExchange	12,100	1,382,304
	JPMorgan Chase	80,200	2,735,622
	Moody’s	28,900	761,515

			8,318,696

	Energy Equipment & Services–3.03%
†	Cameron International	42,000	1,188,600
	Schlumberger	74,200	4,014,962
	Smith International	38,300	986,225

			6,189,787

	Electronic Equipment, Instruments & Components–0.76%
†	Dolby Laboratories Class A	41,700	1,554,576

			1,554,576

	Food & Staples Retailing–2.90%
	Costco Wholesale	32,600	1,489,820
	CVS Caremark	61,017	1,944,612
	Wal-Mart Stores	51,200	2,480,128

			5,914,560

	Food Products–1.34%
	Groupe Danone	26,239	1,294,631
	Nestle	38,306	1,442,622

			2,737,253

	Health Care Equipment & Supplies–2.61%
	Becton, Dickinson	3,300	235,323
	Covidien	17,225	644,904
	DENTSPLY International	16,500	503,580
†	Intuitive Surgical	8,700	1,423,842
†	St. Jude Medical	36,900	1,516,590
	Stryker	25,100	997,474

			5,321,713

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Health Care Providers & Services–6.92%
†	Express Scripts	56,600	$3,891,250
	McKesson	39,300	1,729,200
†	Medco Health Solutions	141,600	6,458,376
†	WellPoint	40,060	2,038,653

			14,117,479

	Hotels, Restaurants & Leisure–2.15%
	Marriott International Class A	46,069	1,016,751
	McDonald’s	26,800	1,540,732
†	MGM MIRAGE	32,800	209,592
	Yum! Brands	48,500	1,616,990

			4,384,065

	Household Products–1.32%
	Procter & Gamble	52,707	2,693,328

			2,693,328

	Industrial Conglomerates–0.43%
	3M	14,700	883,470

			883,470

	Internet & Catalog Retail–5.17%
†	Amazon.com	104,600	8,750,836
†	Expedia	69,323	1,047,471
†	priceline.com	6,800	758,540

			10,556,847

	Internet Software & Services–5.72%
†	Google Class A	19,700	8,305,323
	Tencent Holdings	157,800	1,841,702
†	VeriSign	83,200	1,537,536

			11,684,561

	IT Services–6.44%
	Accenture Class A	56,950	1,905,547
	Automatic Data Processing	42,800	1,516,832
†	Fiserv	30,000	1,371,000
	Mastercard Class A	12,600	2,108,106
	Visa Class A	56,900	3,542,594
	Western Union	163,300	2,678,120

			13,122,199

	Life Sciences Tools & Services–0.21%
†	Illumina	10,900	424,446

			424,446

	Machinery–3.64%
	Danaher	106,620	6,582,719
	Deere	21,200	846,940

			7,429,659

	Media–1.56%
	McGraw-Hill Companies	106,000	3,191,660

			3,191,660

	Metals & Mining–0.83%
	Agnico-Eagle Mines	3,100	162,688
	BHP Billiton	54,487	1,523,363

			1,686,051

	Multiline Retail–0.56%
†	Dollar Tree	27,100	1,140,910

			1,140,910

	Oil, Gas & Consumable Fuels–4.74%
	Chevron	12,900	854,625
	EOG Resources	20,000	1,358,400
	Exxon Mobil	32,700	2,286,057
	Murphy Oil	16,500	896,280
	Occidental Petroleum	14,300	941,083
	Petroleo Brasiliero ADR	82,200	2,742,192
	Suncor Energy	19,600	594,664

			9,673,301

	Pharmaceuticals–2.50%
	Allergan	51,000	2,426,580
†	Elan ADR	92,300	587,951
	Novo Nordisk Class B	16,097	869,977
	Teva Pharmaceutical Industries ADR	24,700	1,218,698

			5,103,206

	Road & Rail–0.18%
	Union Pacific	7,200	374,832

			374,832

	Semiconductors & Semiconductor Equipment–1.98%
†	Broadcom Class A	49,900	1,237,021
	Intel	72,500	1,199,875
†	Marvell Technology Group	138,500	1,612,140

			4,049,036

	Software–3.74%
†	Autodesk	67,100	1,273,558
†	McAfee	54,900	2,316,231
	Microsoft	135,865	3,229,511
†	salesforce.com	21,100	805,387

			7,624,687

	Specialty Retail–2.29%
†	AutoZone	17,700	2,674,647
	Lowe’s Companies	56,700	1,100,547
†	O’Reilly Automotive	23,600	898,688

			4,673,882

	Textiles, Apparel & Luxury Goods–0.82%
	NIKE Class B	32,300	1,672,494

			1,672,494

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Wireless Telecommunication Services–4.19%
†	American Tower Class A	103,100	$3,250,743
†	Crown Castle International	158,100	3,797,562
†	Leap Wireless International	23,600	777,148
†	MetroPCS Communications	54,700	728,057

			8,553,510

	Total Common Stock (Cost $216,577,609)		202,538,264

	SHORT-TERM INVESTMENT–1.18%
	Money Market Mutual Fund–1.18%
	Dreyfus Treasury & Agency Cash Management Fund	2,400,919	2,400,919

	Total Short-Term Investment (Cost $2,400,919)		2,400,919

TOTAL VALUE OF SECURITIES–100.41% (Cost $218,978,528)	204,939,183

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(831,170)

NET ASSETS APPLICABLE TO 16,675,924 SHARES OUTSTANDING–100.00%	$204,108,013

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($179,988,727 / 14,704,647 Shares)	$12.240

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($24,119,286 / 1,971,277 Shares)	$12.235

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$334,459,443
Undistributed net investment income	133,097
Accumulated net realized loss on investments	(116,442,504)
Net unrealized depreciation of investments and foreign currencies	(14,042,023)

Total net assets	$204,108,013

†	Non income producing security.

Summary of Abbreviations:
ADR–American Depositary Receipts
BRL–Brazilian Real
USD–United States Dollar

The following foreign currency exchange contract was outstanding at June 30, 2009:

Foreign Currency Exchange Contract1

Contract to			Unrealized
Receive	In Exchange For	Settlement Date	Depreciation
BRL 960,000	USD (497,564)	7/1/09	$(7,456)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,082,275
Foreign tax withheld	(33,344)

1,048,931

EXPENSES:
Management fees	708,627
Accounting and administration expenses	45,418
Distribution expenses-Service Class	19,129
Reports and statements to shareholders	15,916
Professional fees	11,913
Custodian fees	11,367
Trustees’ fees	3,211
Other	6,008

Total operating expenses	821,589

NET INVESTMENT INCOME	227,342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(24,944,310)
Foreign currencies	7,975

Net realized loss	(24,936,335)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	52,874,608

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,938,273

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,165,615

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$227,342	$827,105
Net realized loss on investments and foreign currencies	(24,936,335)	(35,265,489)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	52,874,608	(87,348,373)

Net increase (decrease) in net assets resulting from operations	28,165,615	(121,786,757)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(595,191)

	—	(595,191)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,522,783	80,497,689
Service Class	12,844,553	12,759,967
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	595,191

	30,367,336	93,852,847

Cost of shares repurchased:
Standard Class	(38,088,636)	(12,966,780)
Service Class	(2,017,130)	(3,452,062)

	(40,105,766)	(16,418,842)

Increase (decrease) in net assets derived from capital share transactions	(9,738,430)	77,434,005

NET INCREASE (DECREASE) IN NET ASSETS	18,427,185	(44,947,943)
NET ASSETS:
Beginning of period	185,680,828	230,628,771

End of period (including undistributed net investment income of $133,097 and $67,022, respectively)	$204,108,013	$185,680,828

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$10.614	$18.315	$16.859	$14.910	$14.097	$12.855

Income (loss) from investment operations:
Net investment income[3]	0.014	0.056	0.090	0.078	0.050	0.070
Net realized and unrealized gain (loss) on investments and foreign currencies	1.612	(7.720)	1.415	1.906	0.829	1.172

Total from investment operations	1.626	(7.664)	1.505	1.984	0.879	1.242

Less dividends and distributions from:
Net investment income	—	(0.037)	(0.049)	(0.035)	(0.066)	—

Total dividends and distributions	—	(0.037)	(0.049)	(0.035)	(0.066)	—

Net asset value, end of period	$12.240	$10.614	$18.315	$16.859	$14.910	$14.097

Total return[4]	15.32%	(41.84% )	8.93%	13.33%	6.29%	9.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179,989	$174,922	$223,805	$87,555	$86,413	$91,576
Ratio of expenses to average net assets	0.84%	0.82%	0.83%	0.88%	0.88%	0.91%
Ratio of net investment income to average net assets	0.26%	0.38%	0.50%	0.50%	0.24%	0.49%
Portfolio turnover	76%	46%	54%	45%	38%	37%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$10.623	$18.312	$17.860

Income (loss) from investment operations:
Net investment income[3]	—	0.020	0.027
Net realized and unrealized gain (loss) on investments and foreign currencies	1.612	(7.709)	0.449

Total from investment operations	1.612	(7.689)	0.476

Less dividends and distributions from:
Net investment income	—	—	(0.024)

Total dividends and distributions	—	—	(0.024)

Net asset value, end of period	$12.235	$10.623	$18.312

Total return[4]	15.17%	(41.99% )	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,119	$10,759	$6,824
Ratio of expenses to average net assets	1.09%	1.07%	1.07%
Ratio of net investment income to average net assets	0.01%	0.13%	0.22%
Portfolio turnover	76%	46%	54% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,706 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.86% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.40% of the first $250 million of the Fund’s average daily net assets; 0.375% of the next $250 million; and 0.35% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $2,399 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $7,218 and $2,210, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$125,893
Fees payable to DSC	427
Distribution fees payable to LFD	4,548

The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. For the six months ended June 30, 2009, there were no distributions from the Reserve Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $71,183,937 and sales of $76,408,497 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $224,027,172. At June 30, 2009, net unrealized depreciation was $19,087,989, of which $8,642,022 related to unrealized appreciation of investments and $27,730,011 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Total

Common Stock	$202,538,264	$—	$202,538,264
Short-Term	2,400,919	—	2,400,919

Total	$204,939,183	$—	$204,939,183

Derivatives	$—	$(7,456)	$(7,456)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$595,191

In addition, the Fund declared an ordinary income consent dividend of $169,242 for the year ended December 31, 2008. Such amounts have been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$334,459,443
Undistributed ordinary income	125,641
Realized losses 1/1/09-6/30/09	(38,165,816)
Capital loss carryforwards as of 12/31/08	(73,228,044)
Unrealized depreciation of investments and foreign currencies	(19,083,211)

Net assets	$204,108,013

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(161,267)	$(7,975)	$169,242

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $13,312,950 expires in 2009, $38,367,688 expires in 2010, $2,424,292 expires in 2011 and $19,123,114 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $38,165,816, which may increase the capital loss carryforward.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	1,590,648	5,113,546
Service Class	1,141,188	880,900
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	56,820

	2,731,836	6,051,266

Shares repurchased:
Standard Class	(3,366,417)	(909,849)
Service Class	(182,725)	(240,759)

	(3,549,142)	(1,150,608)

Net increase (decrease)	(817,306)	4,900,658

7. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

10. Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	8
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,172.60	0.86%	$4.63
Service Class Shares	1,000.00	1,171.20	1.11%	5.98

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.53	0.86%	$4.31
Service Class Shares	1,000.00	1,019.29	1.11%	5.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.79%

Aerospace & Defense	2.70%
Air Freight & Logistics	1.37%
Airlines	0.23%
Auto Components	0.33%
Beverages	0.48%
Biotechnology	1.50%
Capital Markets	2.68%
Chemicals	2.39%
Commercial Banks	0.19%
Commercial Services & Supplies	2.53%
Communications Equipment	1.29%
Computers & Peripherals	1.24%
Construction & Engineering	1.73%
Construction Materials	0.39%
Consumer Finance	0.30%
Diversified Consumer Services	2.68%
Diversified Financial Services	1.75%
Electrical Equipment	1.97%
Electronic Equipment Instruments & Components	2.18%
Energy Equipment & Services	3.70%
Food & Staples Retailing	0.18%
Food Products	1.19%
Health Care Equipment & Supplies	4.63%
Health Care Providers & Services	4.34%
Health Care Technology	0.24%
Hotels, Restaurants & Leisure	4.82%
Household Durables	0.32%
Household Products	0.59%
Industrial Conglomerates	0.38%
Insurance	1.36%
Internet & Catalog Retail	0.80%
Internet Software & Services	1.37%
IT Services	3.04%
Leisure Equipment & Products	0.19%
Life Sciences Tools & Services	3.10%
Machinery	3.13%
Media	2.29%
Metals & Mining	1.44%
Multiline Retail	0.40%
Office Electronics	0.14%
Oil, Gas & Consumable Fuels	5.21%
Personal Products	1.24%
Pharmaceuticals	1.36%
Professional Services	1.49%
Road & Rail	0.54%
Semiconductors & Semiconductor Equipment	6.89%
Software	5.92%
Specialty Retail	6.46%
Textiles, Apparel & Luxury Goods	0.60%
Tobacco	0.64%
Trading Companies & Distributors	0.84%
Wireless Telecommunication Services	3.02%

Warrant	0.00%

Short-Term Investment	0.31%

Total Value of Securities	100.10%

Liabilities Net of Receivables and Other Assets	(0.10%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security

Percentage
Top 10 Equity Holdings	of Net Assets

Express Scripts	1.24%
Yum Brands	1.13%
TJX Companies	1.09%
St. Jude Medical	1.04%
Allergan	1.02%
Broadcom Class A	0.93%
Juniper Networks	0.92%
Northern Trust	0.92%
Avon Products	0.88%
American Tower Class A	0.87%

Total	10.04%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.79%
	Aerospace & Defense–2.70%
†	Alliant Techsystems	7,500	$617,700
	Empresa Brasileira de Aeronautica ADR	25,500	422,280
	Goodrich	28,800	1,439,136
	ITT	13,700	609,650
	Precision Castparts	20,000	1,460,600
	Rockwell Collins	23,800	993,174

			5,542,540

	Air Freight & Logistics–1.37%
	Expeditors International Washington	43,200	1,440,288
	Robinson (C.H.) Worldwide	26,400	1,376,760

			2,817,048

	Airlines–0.23%
	SkyWest	23,100	235,620
	Southwest Airlines	35,200	236,896

			472,516

	Auto Components–0.33%
	Gentex	26,200	303,920
	WABCO Holdings	21,200	375,240

			679,160

	Beverages–0.48%
	Brown-Forman Class B	23,175	996,062

			996,062

	Biotechnology–1.50%
†	Alexion Pharmaceuticals	9,600	394,752
†	Biogen Idec	6,700	302,505
†	BioMarin Pharmaceuticals	17,200	268,492
†	Cephalon	11,100	628,815
†	Martek Biosciences	10,800	228,420
†	Myriad Genetics	11,200	399,280
†	Vertex Pharmaceuticals	24,400	869,616

			3,091,880

	Capital Markets–2.68%
	BlackRock	2,300	403,466
	Eaton Vance	27,900	746,325
	Federated Investors Class B	18,900	455,301
	Franklin Resources	5,500	396,055
	Janus Capital Group	35,700	406,980
	Lazard Class A	20,000	538,400
	Northern Trust	35,100	1,884,168
	optionsXpress Holdings	20,300	315,259
	SEI Investments	19,900	358,996

			5,504,950

	Chemicals–2.39%
	Air Products & Chemicals	8,500	549,015
	Albemarle	12,900	329,853
	CF Industries Holdings	7,200	533,808
	Ecolab	31,400	1,224,286
†	Intrepid Potash	25,800	724,464
	Sigma-Aldrich	12,200	604,632
	Sociedad Quimica y Minera de Chile ADR	16,300	589,897
	Terra Industries	14,900	360,878

			4,916,833

	Commercial Banks–0.19%
†	SVB Financial Group	14,600	397,412

			397,412

	Commercial Services & Supplies–2.53%
†	American Reprographics	38,200	317,824
†	Copart	13,500	468,045
†	Iron Mountain	22,625	650,469
	Republic Services	32,850	801,869
	Ritchie Bros Auctioneers	46,900	1,099,805
†	Stericycle	29,500	1,520,134
†	Waste Connections	13,300	344,603

			5,202,749

	Communications Equipment–1.29%
†	F5 Networks	15,200	525,768
†	JDS Uniphase	39,300	224,796
†	Juniper Networks	80,200	1,892,720

			2,643,284

	Computers & Peripherals–1.24%
†	Logitech International	19,700	275,800
†	NetApp	46,000	907,120
†	QLogic	30,700	389,276
	Seagate Technology	93,800	981,148

			2,553,344

	Construction & Engineering–1.73%
	Fluor	29,700	1,523,313
†	Foster Wheeler	39,300	933,375
†	Quanta Services	47,800	1,105,614

			3,562,302

	Construction Materials–0.39%
	Vulcan Materials	18,700	805,970

			805,970

	Consumer Finance–0.30%
†	SLM	59,100	606,957

			606,957

	Diversified Consumer Services–2.68%
†	Apollo Group Class A	21,705	1,543,660
	DeVry	34,200	1,711,368
†	ITT Educational Services	13,200	1,328,712
†	New Oriental Education & Technology Group ADR	7,200	484,992
	Strayer Education	2,000	436,220

			5,504,952

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Diversified Financial Services–1.75%
	CME Group	1,200	$373,332
†	Interactive Brokers Group	14,700	228,291
†	IntercontinentalExchange	13,900	1,587,936
	Moody’s	38,700	1,019,745
	NYSE Euronext	14,300	389,675

			3,598,979

	Electrical Equipment–1.97%
	AMETEK	20,000	691,600
†	First Solar	3,500	567,420
†	General Cable	19,700	740,326
†	GT Solar International	55,300	294,196
†	II-VI	18,100	401,277
	Rockwell Automation	23,400	751,608
	Roper Industries	13,400	607,154

			4,053,581

	Electronic Equipment Instruments & Components–2.18%
	Amphenol Class A	17,000	537,880
†	Cogent	25,100	269,323
†	Dolby Laboratories Class A	28,200	1,051,296
†	FLIR Systems	13,900	313,584
†	Itron	9,400	517,658
	Jabil Circuit	37,800	280,476
	National Instruments	22,150	499,704
†	Trimble Navigation	51,700	1,014,871

			4,484,792

	Energy Equipment & Services–3.70%
	Baker Hughes	9,200	335,248
	BJ Services	27,000	368,010
†	Cameron International	40,400	1,143,320
†	Complete Production Services	43,900	279,204
	Core Laboratories	10,700	932,505
	Diamond Offshore Drilling	10,900	905,245
†	FMC Technologies	28,000	1,052,240
†	Nabors Industries	31,100	484,538
†	Oceaneering International	12,500	565,000
	Smith International	49,900	1,284,925
†	TETRA Technologies	32,200	256,312

			7,606,547

	Food & Staples Retailing–0.18%
	Whole Foods Market	20,000	379,600

			379,600

	Food Products–1.19%
	Hershey	18,400	662,400
	McCormick	34,000	1,106,020
	Smucker (J.M.)	14,100	686,106

			2,454,526

	Health Care Equipment & Supplies–4.63%
†	American Medical System Holdings	22,000	347,600
†	Arthrocare	11,900	128,520
	Bard (C.R.)	15,800	1,176,310
	DENTSPLY International	18,600	567,672
†	Edwards Lifesciences	9,900	673,497
†	Gen-Probe	8,700	373,926
†	Hologic	30,200	429,746
†	IDEXX Laboratories	18,600	859,320
†	Intuitive Surgical	6,800	1,112,888
†	Masimo	12,900	311,019
†	ResMed	9,200	374,716
†	St. Jude Medical	51,800	2,128,980
†	Varian Medical Systems	20,800	730,912
†	Zimmer Holdings	7,300	310,980

			9,526,086

	Health Care Providers & Services–4.34%
	CIGNA	20,500	493,845
†	Coventry Health Care	16,950	317,135
†	DaVita	11,200	553,952
†	Express Scripts	37,100	2,550,625
†	Health Net	22,400	348,320
†	Humana	14,700	474,222
†	Laboratory Corporation of America Holdings	14,100	955,839
†	Lincare Holdings	13,400	315,168
	McKesson	11,800	519,200
†	Patterson Companies	12,800	277,760
	Quest Diagnostics	22,200	1,252,746
†	Schein (Henry)	18,100	867,895

			8,926,707

	Health Care Technology–0.24%
†	Cerner	7,800	485,862

			485,862

	Hotels, Restaurants & Leisure–4.82%
†	Chipotle Mexican Grill Class B	7,000	488,530
	Choice Hotels International	19,500	518,895
	Ctrip.com International ADR	14,500	671,350
	International Game Technology	35,900	570,810
	Marriott International Class A	42,155	930,360
†	Panera Bread Class A	13,200	658,152
†	Starbucks	115,200	1,600,128
	Starwood Hotels & Resorts Worldwide	16,300	361,860
	Tim Hortons	29,600	726,384
†	WMS Industries	14,250	449,018
†	Wynn Resorts	16,800	593,040
	Yum Brands	69,900	2,330,466

			9,898,993

	Household Durables–0.32%
	Centex	7,800	65,988
	KB HOME	9,600	131,328
	Lennar Class A	11,500	111,435

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables (continued)

	Pulte Homes	13,000	$114,790
†	Toll Brothers	13,800	234,186

			657,727

	Household Products–0.59%
	Clorox	21,700	1,211,511

			1,211,511

	Industrial Conglomerates–0.38%
†	McDermott International	38,600	783,966

			783,966

	Insurance–1.36%
	Aon	19,500	738,465
†	Arch Capital Group	7,800	456,924
	Assurant	7,400	178,266
	AXIS Capital Holdings	10,800	282,744
	Berkley (W.R.)	18,000	386,460
	HCC Insurance Holdings	17,700	424,977
	RenaissanceRe Holdings	7,000	325,780

			2,793,616

	Internet & Catalog Retail–0.80%
†	Expedia	52,900	799,319
†	priceline.com	7,600	847,780

			1,647,099

	Internet Software & Services–1.37%
†	Baidu.com ADR	1,700	511,853
†	Digital River	16,000	581,120
†	Sina	14,600	430,408
†	VeriSign	35,800	661,584
†	VistaPrint	14,800	631,220

			2,816,185

	IT Services–3.04%
†	Cognizant Technology Solutions Class A	44,600	1,190,820
	Fidelity National Information Services	20,300	405,188
†	Fiserv	10,200	466,140
	Global Payments	13,300	498,218
†	NeuStar Class A	16,100	356,776
	Paychex	58,900	1,484,280
†	Perot Systems Class A	32,300	462,859
	Western Union	84,800	1,390,720

			6,255,001

	Leisure Equipment & Products–0.19%
	Mattel	24,000	385,200

			385,200

	Life Sciences Tools & Services–3.10%
†	Charles River Laboratories International	13,200	445,500
†	Covance	10,500	516,600
†	Illumina	38,000	1,479,720
†	Life Technologies	17,400	725,928
†	Mettler-Toledo International	6,700	516,905
†	Millipore	7,300	512,533
†	QIAGEN	23,100	429,429
	Techne	14,200	906,102
†	Waters	16,200	833,814

			6,366,531

	Machinery–3.13%
	Cummins	22,600	795,746
	Donaldson	25,300	876,392
	Flowserve	9,000	628,290
	Graco	15,100	332,502
	Harsco	10,700	302,810
	IDEX	13,125	322,481
	Joy Global	26,400	943,008
	PACCAR	10,700	347,857
	Pall	21,000	557,760
†	Terex	24,800	299,336
	Valmont Industries	9,800	706,384
	Wabtec	9,700	312,049

			6,424,615

	Media–2.29%
	Cablevision Systems Class A	14,500	281,445
†	Central European Media Enterprises	26,300	517,847
†	CTC Media	24,200	286,044
†	Discovery Communications Class C	32,100	659,013
†	DreamWorks Animation Class A	14,300	394,537
	McGraw-Hill Companies	42,700	1,285,697
	Omnicom Group	16,100	508,438
	Shaw Communications Class B	19,600	330,260
	WPP ADR	13,400	445,684

			4,708,965

	Metals & Mining–1.44%
	Agnico-Eagle Mines	26,800	1,406,464
	Carpenter Technology	16,700	347,527
	Cliffs Natural Resources	15,200	371,944
	Compass Minerals International	7,400	406,334
†	Eldorado Gold	47,700	426,915

			2,959,184

	Multiline Retail–0.40%
	Family Dollar Stores	29,000	820,700

			820,700

	Office Electronics–0.14%
†	Zebra Technologies	11,750	278,005

			278,005

	Oil, Gas & Consumable Fuels–5.21%
	Arch Coal	22,600	347,362
†	Bill Barrett	12,800	351,488
	Cabot Oil & Gas	26,900	824,216

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

†	Concho Resources	47,300	$1,357,037
	Consol Energy	14,300	485,628
†	Forest Oil	54,800	817,616
	Foundation Coal Holdings	16,600	466,626
†	Mariner Energy	21,400	251,450
	Massey Energy	13,100	255,974
	Murphy Oil	29,700	1,613,304
†	Newfield Exploration	25,100	820,017
	Peabody Energy	22,500	678,600
†	SandRidge Energy	13,100	111,612
†	Southwestern Energy	12,000	466,200
	Sunoco	10,100	234,320
†	Ultra Petroleum	28,600	1,115,400
	Williams Companies	33,100	516,691

			10,713,541

	Personal Products–1.24%
	Avon Products	69,900	1,802,022
†	Mead Johnson Nutrition Class A	23,600	749,772

			2,551,794

	Pharmaceuticals–1.36%
	Allergan	44,114	2,098,944
†	Elan ADR	53,200	338,884
†	Myriad Pharmaceuticals	2,800	13,020
†	Warner Chilcott Class A	26,500	348,475

			2,799,323

	Professional Services–1.49%
	Corporate Executive Board	12,800	265,728
	Dun & Bradstreet	12,300	998,883
	Equifax	16,300	425,430
	Manpower	9,600	406,464
†	Monster Worldwide	30,900	364,929
	Robert Half International	25,100	592,862

			3,054,296

	Road & Rail–0.54%
	Landstar System	31,200	1,120,392

			1,120,392

	Semiconductors & Semiconductor Equipment–6.89%
	Altera	64,100	1,043,548
	Analog Devices	43,900	1,087,842
†	Broadcom Class A	76,850	1,905,111
†	Cymer	10,200	303,246
†	Fairchild Semiconductor International	21,200	148,188
†	Integrated Device Technology	32,900	198,716
	Intersil Class A	37,100	466,347
	KLA-Tencor	18,700	472,175
†	Lam Research	16,700	434,200
	Linear Technology	47,200	1,102,120
†	Marvell Technology Group	97,400	1,133,736
	Maxim Integrated Products	22,100	346,749
†	MEMC Electronic Materials	22,200	395,382
	Microchip Technology	39,600	892,980
	National Semiconductor	28,600	358,930
†	NVIDIA	91,600	1,034,164
†	ON Semiconductor	45,100	309,386
†	Silicon Laboratories	18,400	698,096
†	Teradyne	48,100	329,966
†	Varian Semiconductor Equipment Associates	14,400	345,456
	Xilinx	56,100	1,147,806

			14,154,144

	Software–5.92%
†	Activision Blizzard	47,376	598,359
†	Adobe Systems	34,000	962,200
†	ANSYS	22,900	713,564
†	Autodesk	49,600	941,408
†	BMC Software	27,400	925,846
†	Check Point Software Technologies	17,800	417,766
†	Citrix Systems	20,400	650,556
†	Electronics Arts	29,200	634,224
	FactSet Research Systems	14,050	700,674
	Henry (Jack) & Associates	17,400	361,050
†	Intuit	46,000	1,295,359
†	McAfee	25,800	1,088,502
†	Red Hat	56,500	1,137,345
†	salesforce.com	26,600	1,015,322
†	Symantec	26,200	407,672
†	Synopsys	16,600	323,866

			12,173,713

	Specialty Retail–6.46%
	Advance Auto Parts	17,100	709,479
†	AnnTaylor Stores	10,400	82,992
†	AutoZone	3,000	453,330
†	Bed Bath & Beyond	36,900	1,134,675
†	CarMax	38,000	558,600
†	Dick’s Sporting Goods	21,600	371,520
	Gap	47,200	774,080
	Men’s Wearhouse	9,950	190,841
†	O’Reilly Automotive	28,600	1,089,088
	PETsMART	29,000	622,340
	Ross Stores	38,000	1,466,800
	Sherwin-Williams	17,800	956,750
	Staples	21,900	441,723
	Tiffany & Co	38,200	968,752
	TJX Companies	71,100	2,236,806
†	Tractor Supply	8,700	359,484
†	Urban Outfitters	23,500	490,445
	Williams-Sonoma	30,600	363,222

			13,270,927

	Textiles, Apparel & Luxury Goods–0.60%
	Coach	45,900	1,233,792

			1,233,792

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Tobacco–0.64%
	Lorillard	19,300	$1,307,961

			1,307,961

	Trading Company & Distributors–0.84%
	Fastenal	18,300	607,011
	Grainger (W.W.)	13,700	1,121,756

			1,728,767

	Wireless Telecommunication Services–3.02%
†	American Tower Class A	57,000	1,797,210
†	Crown Castle International	34,400	826,288
†	Leap Wireless International	35,200	1,159,136
†	MetroPCS Communications	53,600	713,416
†	NII Holdings	28,200	537,774
†	SBA Communications Class A	47,500	1,165,650

			6,199,474

	Total Common Stock (Cost $203,605,414)		205,130,061

	WARRANT–0.00%
	Krispy Kreme Doughnuts CW12	330	13

	Total Warrant (Cost $3)		13

	SHORT-TERM INVESTMENT–0.31%
	Money Market Mutual Fund–0.31%
	Dreyfus Treasury & Agency Cash Management Fund	638,925	638,925

	Total Short-Term Investment (Cost $638,925)		638,925

TOTAL VALUE OF SECURITIES–100.10% (Cost $204,244,342)	205,768,999

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(211,567)

NET ASSETS APPLICABLE TO 22,845,288 SHARES OUTSTANDING–100.00%	$205,557,432

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($179,336,544 / 19,892,070 Shares)	$9.015

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($26,220,888 / 2,953,218 Shares)	$8.879

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$379,896,539
Undistributed net investment income	158,365
Accumulated net realized loss on investments	(176,022,211)
Net unrealized appreciation of investments and foreign currencies	1,524,739

Total net assets	$205,557,432

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$935,461
Foreign tax withheld	(2,886)

932,575

EXPENSES:
Management fees	654,026
Accounting and administration expenses	40,950
Reports and statements to shareholders	33,055
Distribution expenses-Service Class	24,256
Professional fees	11,647
Trustees’ fees	2,918
Custodian fees	1,477
Other	5,783

Total operating expenses	774,112

NET INVESTMENT INCOME	158,463

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net Realized Loss on:
Investments	(7,240,895)
Foreign currencies	(81)

Net realized loss	(7,240,976)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	35,963,647

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	28,722,671

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,881,134

See accompanying notes

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$158,463	$(108,194)
Net realized loss on investments and foreign currencies	(7,240,976)	(8,110,771)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	35,963,647	(99,327,927)

Net increase (decrease) in net assets resulting from operations	28,881,134	(107,546,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,531,944	26,881,302
Service Class	9,235,260	14,748,296

	26,767,204	41,629,598

Cost of shares repurchased:
Standard Class	(13,554,254)	(28,035,889)
Service Class	(2,608,307)	(8,413,120)

	(16,162,561)	(36,449,009)

Increase in net assets derived from capital share transactions	10,604,643	5,180,589

NET INCREASE (DECREASE) IN NET ASSETS	39,485,777	(102,366,303)
NET ASSETS:
Beginning of period	166,071,655	268,437,958

End of period (including undistributed net investment income (accumulated net investment loss) of $158,365 and $(17), respectively)	$205,557,432	$166,071,655

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$7.688	$13.435	$11.828	$10.824	$9.857	$8.672

Income (loss) from investment operations:
Net investment income (loss)[2]	0.008	(0.003)	(0.004)	—	(0.026)	(0.039)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.319	(5.744)	1.611	1.004	0.993	1.224

Total from investment operations	1.327	(5.747)	1.607	1.004	0.967	1.185

Net asset value, end of period	$9.015	$7.688	$13.435	$11.828	$10.824	$9.857

Total return[3]	17.26%	(42.78% )	13.59%	9.28%	9.81%	13.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$179,336	$149,829	$247,671	$282,397	$272,838	$269,192
Ratio of expenses to average net assets	0.86%	0.84%	0.82%	0.85%	0.87%	0.91%
Ratio of net investment income (loss) to average net assets	0.21%	(0.03%)	(0.03%)	0.00%	(0.26%)	(0.44%)
Portfolio turnover	20%	36%	35%	41%	38%	106%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months
	Ended
	6/30/09[1]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$7.581	$13.281	$11.722	$10.754	$9.817	$8.659

Income (loss) from investment operations:
Net investment loss[2]	(0.002)	(0.030)	(0.037)	(0.028)	(0.051)	(0.061)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.300	(5.670)	1.596	0.996	0.988	1.219

Total from investment operations	1.298	(5.700)	1.559	0.968	0.937	1.158

Net asset value, end of period	$8.879	$7.581	$13.281	$11.722	$10.754	$9.817

Total return[3]	17.12%	(42.92% )	13.30%	9.00%	9.54%	13.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,221	$16,243	$20,767	$13,090	$6,391	$2,203
Ratio of expenses to average net assets	1.11%	1.09%	1.07%	1.10%	1.12%	1.16%
Ratio of net investment loss to average net assets	(0.04%)	(0.28%)	(0.28%)	(0.25%)	(0.51%)	(0.69%)
Portfolio turnover	20%	36%	35%	41%	38%	106%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2010. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.50% on the first $250 million of the Fund’s average daily net assets; 0.45% on the next $500 million; and 0.40% of the average daily net assets of the Fund in excess of $750 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $2,184 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $6,399 and $1,788, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$128,141
Fees payable to DSC	428
Distribution fees payable to LFD	5,305

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $28,408,490 and sales of $17,532,514 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $205,085,400. At June 30, 2009, net unrealized appreciation was $683,599, of which $33,734,279 related to unrealized appreciation of investments and $33,050,680 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$205,130,061
Short-Term	638,925
Other	13

Total	$205,768,999

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2009 and the year ended December 31, 2008.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$379,896,539
Undistributed ordinary income	158,365
Capital loss carryforwards as of 12/31/08	(160,346,833)
Realized losses 1/1/09–6/30/09	(14,834,320)
Unrealized appreciation of investments and foreign currencies	683,681

Net assets	$205,557,432

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and partnership interest. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(81)	$5,265	$(5,184)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $67,784,083 expires in 2009; $76,089,467 expires in 2010; $15,907,305 expires in 2011 and $565,978 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $14,834,320, which may increase the capital loss carryforwards.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	2,108,876	3,542,661
Service Class	1,136,681	1,354,079

	3,245,557	4,896,740

Shares repurchased:
Standard Class	(1,706,213)	(2,487,933)
Service Class	(326,194)	(775,012)

	(2,032,407)	(3,262,945)

Net increase	1,213,150	1,633,795

7.	Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Templeton Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Templeton Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,052.10	0.82%	$4.17
Service Class Shares	1,000.00	1,050.90	1.04%	5.29

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.73	0.82%	$4.11
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth Fund–1

LVIP Templeton Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Country	of Net Assets

Common Stock	97.26%

Australia	0.14%
Austria	1.03%
Bermuda	2.49%
Brazil	2.48%
France	7.91%
Germany	7.64%
Hong Kong	1.55%
Ireland	1.15%
Israel	0.97%
Italy	0.96%
Japan	5.47%
Netherlands	2.75%
Norway	1.94%
Portugal	1.04%
Republic of Korea	2.39%
Russia	0.76%
Singapore	2.80%
South Africa	1.10%
Spain	2.08%
Switzerland	4.89%
Taiwan	0.86%
Turkey	0.54%
United Kingdom	14.05%
United States	30.27%

Short-Term Investment	2.57%

Total Value of Securities	99.83%

Receivables and Other Assets Net of Liabilities	0.17%

Total Net Assets	100.00%

Percentage
Sector	of Net Assets

Aerospace & Defense	1.26%
Air Freight & Logistics	1.83%
Auto Components	1.56%
Beverages	1.56%
Biotechnology	1.88%
Capital Markets	1.12%
Commercial Banks	4.42%
Commercial Services & Supplies	2.31%
Computers & Peripherals	2.22%
Construction & Engineering	0.21%
Construction Materials	0.47%
Consumer Finance	0.27%
Diversified Financial Services	1.95%
Diversified Telecommunication Services	9.35%
Electric Utilities	2.37%
Electronic Equipment, Instruments & Components	1.31%
Food Products	4.62%
Health Care Equipment & Supplies	0.68%
Health Care Providers & Services	2.11%
Industrial Conglomerates	2.49%
Insurance	7.05%
Media	6.93%
Metals & Mining	0.87%
Multi-Utilities	0.61%
Office Electronics	2.65%
Oil, Gas & Consumable Fuels	9.84%
Pharmaceuticals	11.37%
Real Estate Management & Development	0.45%
Semiconductors & Semiconductor Equipment	2.71%
Software	6.07%
Specialty Retail	2.25%
Wireless Telecommunication Services	2.47%

Total	97.26%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Telefonica	2.08%
Microsoft	1.90%
Amgen	1.88%
France Telecom ADR	1.68%
Watson Pharmaceuticals	1.62%
BP ADR	1.60%
Quest Diagnostics	1.59%
Vodafone Group ADR	1.58%
Dr Pepper Snapple Group	1.56%
Cisco Systems	1.51%

Total	17.00%

LVIP Templeton Growth Fund–2

LVIP Templeton Growth Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.26%Δ
	Australia–0.14%
	Alumina	282,914	$329,195

			329,195

	Austria–1.03%
	Telekom Austria	153,680	2,401,073

			2,401,073

	Bermuda–2.49%
	ACE	53,240	2,354,805
	PartnerRe	26,360	1,712,082
	Tyco International	65,457	1,700,573

			5,767,460

	Brazil–2.48%
	Empresa Brasileira de Aeronautica ADR	52,270	865,591
	Petroleo Brasiliero ADR	96,140	3,207,230
	Vale ADR	109,770	1,684,970

			5,757,791

	France–7.91%
	AXA	130,280	2,446,590
	France Telecom ADR	171,090	3,902,562
	GDF Suez	34,746	1,293,337
	Michelin Class B	32,380	1,843,993
	Sanofi-Aventis	53,296	3,129,684
	Suez Enviornnement	7,303	127,459
	Total	58,960	3,181,965
	Vivendi	101,752	2,431,017

			18,356,607

	Germany–7.64%
	Bayerische Motoren Werke	64,310	2,419,926
	Deutsche Post	123,800	1,603,468
	E.On	73,270	2,592,664
†	Infineon Technologies ADR	235,460	840,592
	Merck KGAA	18,630	1,896,935
	Muenchener Ruechversicherungs	13,350	1,799,878
	Rhoen Klinikum	54,320	1,196,086
	SAP ADR	65,510	2,632,847
	Siemens ADR	39,540	2,735,773

			17,718,169

	Hong Kong–1.55% ■
	Cheung Kong Holdings	91,000	1,046,220
	China Telecom	5,120,000	2,550,123

			3,596,343

	Ireland–1.15%
	Covidien	41,877	1,567,875
	CRH	47,739	1,091,349

			2,659,224

	Israel–0.97%
†	Check Point Software Technologies	95,560	2,242,793

			2,242,793

	Italy–0.96%
	ENI	93,746	2,215,417

			2,215,417

	Japan–5.47%
	FujiFilm Holdings	64,500	2,048,894
	Konica Minolta Holdings	106,500	1,114,419
	Mitsubishi UFJ Financial Group ADR	84,590	519,383
	Nintendo	8,400	2,322,143
	Olympus	126,000	2,988,788
	Promise	48,400	619,508
	Takeda Pharmaceutical	33,500	1,307,589
	Toyota Motor ADR	23,430	1,769,668

			12,690,392

	Netherlands–2.75%
	ING Groep CVA	83,000	834,875
	Koninklijke Philips Electronics	72,540	1,335,303
	Randstad Holding	30,762	850,578
	Reed Elsevier	129,573	1,425,278
	SBM Offshore	113,784	1,942,113

			6,388,147

	Norway–1.94%
	Aker Solutions	59,370	490,047
	StatoilHydro	79,810	1,570,606
	Telenor	316,950	2,436,315

			4,496,968

	Portugal–1.04%
†	Banco Espirito Santo Class R	446,532	2,404,843

			2,404,843

	Republic of Korea–2.39%
†	KB Financial Group	33,785	1,134,294
	Samsung Electronics	7,401	3,436,925
	SK Telecom ADR	64,100	971,115

			5,542,334

	Russia–0.76%
†	Gazprom ADR	84,690	1,753,083

			1,753,083

	Singapore–2.80%
	DBS Group Holdings	400,006	3,258,813
†	Singapore Telecommunications	1,565,000	3,241,508

			6,500,321

	South Africa–1.10%
	Sasol ADR	72,950	2,540,119

			2,540,119

LVIP Templeton Growth Fund–3

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	South Africa (continued)

	Spain–2.08%
	Telefonica	213,331	$4,823,051

			4,823,051

	Switzerland–4.89%
†	Adecco	31,000	1,291,298
†	Nestle	83,840	3,157,455
†	Novartis	56,030	2,271,006
†	Roche Holding	21,590	2,934,833
	Tyco Electronics	91,407	1,699,256

			11,353,848

	Taiwan–0.86%
	Taiwan Semiconductors Manufacturing ADR	213,040	2,004,706

			2,004,706

	Turkey–0.54%
	Turkcell Iletisim Hizmet ADR	90,720	1,257,379

			1,257,379

	United Kingdom–14.05%
	Aviva	413,300	2,321,503
	BAE Systems	368,750	2,057,619
	BP ADR	77,980	3,718,087
	British Sky Broadcasting Group	161,200	1,205,732
	Cadbury	110,684	943,945
	Compass Group	104,620	587,650
	G4S	766,880	2,629,944
	GlaxoSmithKline	144,470	2,540,203
	HSBC Holdings	128,400	1,087,686
	Kingfisher	367,408	1,072,655
	Pearson	144,010	1,444,893
	Royal Dutch Shell Class B	107,710	2,703,483
	Tesco	420,570	2,445,349
	Unilever	138,004	3,234,593
	Vodafone Group ADR	188,090	3,665,875
	Wolseley	49,065	935,337

			32,594,554

	United States–30.27%
	Accenture Class A	97,530	3,263,354
†	Amgen	82,570	4,371,257
	Aon	46,170	1,748,458
	Bank of America	42,940	566,808
	Bank of New York Mellon	88,340	2,589,245
	Bristol-Myers Squibb	125,530	2,549,514
†	Cadence Design Systems	71,710	423,089
†	Cisco Systems	188,120	3,506,557
	Comcast Special Class A	148,725	2,097,023
	CVS Caremark	60,564	1,930,175
	Disney (Walt)	47,640	1,111,441
†	Dr Pepper Snapple Group	171,275	3,629,321
	FedEx	13,060	726,397
	General Electric	114,110	1,337,369
	Invesco	53,415	951,855
	Merck	96,840	2,707,646
	Microsoft	185,590	4,411,475
	News Class A	205,110	1,868,552
	Oracle	115,300	2,469,726
	Pfizer	218,810	3,282,150
	PG&E	75,380	2,897,607
	Progressive	207,440	3,134,418
	Quest Diagnostics	65,380	3,689,393
	Seagate Technology	140,620	1,470,885
†	Sprint Nextel	224,690	1,080,759
	Target	56,380	2,225,319
	Time Warner	101,942	2,935,273
	United Parcel Service Class B	38,480	1,923,615
†	Viacom Class B	68,560	1,556,312
†	Watson Pharmaceuticals	111,650	3,758,140

			70,213,133

	Total Common Stock (Cost $254,398,026)		225,606,950

	SHORT-TERM INVESTMENT–2.57%
	Money Market Mutual Fund–2.57%
	Dreyfus Treasury & Agency Cash Management Fund	5,951,517	5,951,517

	Total Short-Term Investment (Cost $5,951,517)		5,951,517

LVIP Templeton Growth Fund–4

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.83% (Cost $260,349,543)	$231,558,467

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	404,643

NET ASSETS APPLICABLE TO 11,393,881 SHARES OUTSTANDING–100.00%	$231,963,110

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($130,200,780 / 6,394,599 Shares)	$20.361

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($101,762,330 / 4,999,282 Shares)	$20.355

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$282,049,847
Undistributed net investment income	3,288,040
Accumulated net realized loss on investments	(24,598,650)
Net unrealized depreciation of investments and foreign currencies	(28,776,127)

Total net assets	$231,963,110

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate

See accompanying notes

LVIP Templeton Growth Fund–5

LVIP Templeton Growth Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,271,417
Foreign tax withheld	(300,822)

3,970,595

EXPENSES:
Management fees	779,744
Distribution expenses-Service Class	112,728
Accounting and administration expenses	49,574
Custodian fees	28,111
Reports and statements to shareholders	20,791
Professional fees	12,450
Trustees’ fees	3,663
Other	7,829

1,014,890
Less expenses waived/reimbursed	(43,220)
Less waiver of distribution expenses-Service Class	(11,315)

Total operating expenses	960,355

NET INVESTMENT INCOME	3,010,240

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(16,238,644)
Foreign currencies	(17,290)

Net realized loss	(16,255,934)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	24,634,345

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	8,378,411

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,388,651

See accompanying notes

LVIP Templeton Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,010,240	$5,348,595
Net realized loss on investments and foreign currencies	(16,255,934)	(7,796,019)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	24,634,345	(100,604,373)

Net increase (decrease) in net assets resulting from operations	11,388,651	(103,051,797)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,335,756)
Service Class	—	(2,120,423)
Net realized gain on investments:
Standard Class	—	(4,947,741)
Service Class	—	(4,359,056)

	—	(14,762,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,930,395	41,550,729
Service Class	13,995,396	75,334,658
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,283,497
Service Class	—	6,479,479

	21,925,791	131,648,363

Cost of shares repurchased:
Standard Class	(13,747,764)	(20,106,575)
Service Class	(10,424,938)	(28,904,354)

	(24,172,702)	(49,010,929)

Increase (decrease) in net assets derived from capital share transactions	(2,246,911)	82,637,434

NET INCREASE (DECREASE) IN NET ASSETS	9,141,740	(35,177,339)
NET ASSETS:
Beginning of period	222,821,370	257,998,709

End of period (including undistributed net investment income of $3,288,040 and $295,090, respectively)	$231,963,110	$222,821,370

See accompanying notes

LVIP Templeton Growth Fund–6

LVIP Templeton Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$19.352	$33.233	$31.307	$27.119	$25.886	$22.084

Income (loss) from investment operations:
Net investment income[3]	0.269	0.636	0.724	0.566	0.440	0.390
Net realized and unrealized gain (loss) on investments and foreign currencies	0.740	(12.906)	1.782	6.074	1.762	3.668

Total from investment operations	1.009	(12.270)	2.506	6.640	2.202	4.058

Less dividends and distributions from:
Net investment income	—	(0.534)	(0.580)	(0.414)	(0.375)	(0.256)
Net realized gain on investments	—	(1.077)	—	(2.038)	(0.594)	—

Total dividends and distributions	—	(1.611)	(0.580)	(2.452)	(0.969)	(0.256)

Net asset value, end of period	$20.361	$19.352	$33.233	$31.307	$27.119	$25.886

Total return[4]	5.21%	(37.76% )	8.01%	26.13%	8.88%	18.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130,201	$129,853	$163,596	$167,966	$133,060	$127,487
Ratio of expenses to average net assets	0.82%	0.81%	0.81%	0.85%	0.86%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.86%	0.82%	0.84%	0.85%	0.86%	0.88%
Ratio of net investment income to average net assets	2.96%	2.41%	2.18%	2.00%	1.66%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.92%	2.40%	2.15%	2.00%	1.66%	1.62%
Portfolio turnover	21%	11%	15%	19%	22%	24%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the JPVF Fund).The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Templeton Growth Fund–7

LVIP Templeton Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$19.369	$33.224	$33.408

Income (loss) from investment operations:
Net investment income[3]	0.249	0.581	0.483
Net realized and unrealized gain (loss) on investments and foreign currencies	0.737	(12.890)	(0.126)

Total from investment operations	0.986	(12.309)	0.357

Less dividends and distributions from:
Net investment income	—	(0.469)	(0.541)
Net realized gain on investments	—	(1.077)	—

Total dividends and distributions	—	(1.546)	(0.541)

Net asset value, end of period	$20.355	$19.369	$33.224

Total return[4]	5.09%	(37.90% )	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,762	$92,968	$94,403
Ratio of expenses to average net assets	1.04%	1.02%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.11%	1.07%	1.11%
Ratio of net investment income to average net assets	2.74%	2.20%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.67%	2.15%	2.02%
Portfolio turnover	21%	11%	15% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Templeton Growth Fund–8

LVIP Templeton Growth Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its

LVIP Templeton Growth Fund–9

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Prior to May 1, 2009, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.81% of average daily net assets of the Fund.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $200 million of the Fund’s average daily net assets; 0.425% of the next $300 million; and 0.40% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets. For the six months ended June 30, 2009, the Fund was charged $2,624 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $7,937 and $2,283, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. Prior to May 1, 2009, LFD had voluntarily agreed to waive the Plan Fee by 0.04% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$141,933
Fees payable to DSC	482
Distribution fees payable to LFD	21,112

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $30,284,157 and sales of $20,830,957 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $260,349,572. At June 30, 2009, net unrealized depreciation was $28,791,105 of which $14,953,570 related to unrealized appreciation of investments and $43,744,675 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Templeton Growth Fund–10

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$225,606,950
Short-Term	5,951,517

Total	$231,558,467

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$6,111,013
Long-term capital gains	8,651,963

Total	$14,762,976

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$282,049,847
Undistributed ordinary income	2,992,950
Realized losses 1/1/09-6/30/09	(24,691,571)
Other temporary differences	388,040
Unrealized depreciation of investments and foreign currencies	(28,776,156)

Net assets	$231,963,110

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax deferral of dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(17,290)	$17,290

LVIP Templeton Growth Fund–11

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08
Shares sold:
Standard Class	433,582	2,188,057
Service Class	772,218	2,771,240
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	358,716
Service Class	—	272,487

	1,205,800	5,590,500

Shares repurchased:
Standard Class	(749,051)	(759,406)
Service Class	(572,850)	(1,085,203)

	(1,321,901)	(1,844,609)

Net increase (decrease)	(116,101)	3,745,891

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2009.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Fund–12

LVIP Turner Mid-Cap Growth Fund

LVIP Turner Mid-Cap
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Turner Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Turner Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,126.50	1.00%	$5.27
Service Class Shares	1,000.00	1,125.10	1.25%	6.59

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
Service Class Shares	1,000.00	1,018.60	1.25%	6.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Turner Mid-Cap Growth Fund–1

LVIP Turner Mid-Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.64%

Aerospace & Defense	1.19%
Air Freight & Logistics	1.17%
Airlines	0.42%
Auto Components	1.34%
Beverages	0.70%
Biotechnology	3.76%
Capital Markets	4.74%
Chemicals	2.66%
Commercial Services & Supplies	0.54%
Communications Equipment	4.39%
Computers & Peripherals	1.55%
Construction & Engineering	1.05%
Diversified Financial Services	2.31%
Electric Utilities	1.30%
Energy Equipment & Services	2.12%
Food & Staples Retailing	1.24%
Gas Utilities	0.65%
Health Care Equipment & Supplies	2.94%
Health Care Providers & Services	5.35%
Hotels, Restaurants & Leisure	5.28%
Household Durables	1.75%
Household Products	1.07%
Independent Power Producers & Energy Traders	0.39%
Industrial Conglomerates	0.88%
Internet & Catalog Retail	0.90%
Internet Software & Services	1.99%
IT Services	2.63%
Life Sciences Tools & Services	2.02%
Machinery	4.18%
Media	0.63%
Metals & Mining	3.08%
Multiline Retail	2.70%
Oil, Gas & Consumable Fuels	3.96%
Personal Products	2.14%
Pharmaceuticals	0.62%
Professional Services	1.28%
Real Estate Investment Trusts	0.65%
Real Estate Management & Development	0.43%
Semiconductors & Semiconductor Equipment	11.05%
Software	4.98%
Specialty Retail	2.86%
Telecommunications	0.68%
Textiles, Apparel & Luxury Goods	1.99%
Trading Company & Distributors	0.64%
Wireless Telecommunication Services	1.44%

Short-Term Investment	2.74%

Total Value of Securities	102.38%

Liabilities Net of Receivables and Other Assets	(2.38%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

McAfee	2.08%
F5 Networks	1.95%
Alexion Pharmaceuticals	1.94%
Kohl’s	1.87%
Broadcom Class A	1.85%
T. Rowe Price Group	1.65%
St. Jude Medical	1.65%
Express Scripts	1.56%
NetApp	1.55%
Guess	1.48%

Total	17.58%

LVIP Turner Mid-Cap Growth Fund–2

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.64%
	Aerospace & Defense–1.19%
	Precision Castparts	4,000	$292,120

			292,120

	Air Freight & Logistics–1.17%
	Robinson (C.H.) Worldwide	5,540	288,911

			288,911

	Airlines–0.42%
†	Continental Airlines Class B	11,700	103,662

			103,662

	Auto Components–1.34%
†	Goodyear Tire & Rubber	18,240	205,383
	Magna International Class A	2,980	125,875

			331,258

	Beverages–0.70%
†	Hansen Natural	5,590	172,284

			172,284

	Biotechnology–3.76%
†	Alexion Pharmaceuticals	11,620	477,814
†	Myriad Genetics	3,160	112,654
†	United Therapeutics	4,050	337,487

			927,955

	Capital Markets–4.74%
	Northern Trust	6,440	345,699
	T. Rowe Price Group	9,790	407,950
†	TD Ameritrade Holding	14,450	253,453
	Waddell & Reed Financial	6,090	160,593

			1,167,695

	Chemicals–2.66%
	Airgas	3,910	158,472
	CF Industries Holdings	3,580	265,421
	Ecolab	5,940	231,601

			655,494

	Commercial Services & Supplies–0.54%
†	Stericycle	2,600	133,978

			133,978

	Communications Equipment–4.39%
†	Brocade Communications Systems	12,950	101,269
†	Ciena	11,210	116,024
†	F5 Networks	13,930	481,838
†	Juniper Networks	10,940	258,184
†	Riverbed Technology	5,380	124,762

			1,082,077

	Computers & Peripherals–1.55%
†	NetApp	19,370	381,976

			381,976

	Construction & Engineering–1.05%
†	Quanta Services	6,760	156,359
†	URS	2,050	101,516

			257,875

	Diversified Financial Services–2.31%
†	IntercontinentalExchange	2,910	332,438
†	MSCI Class A	9,720	237,557

			569,995

	Electric Utilities–1.30%
	PPL	9,740	321,030

			321,030

	Energy Equipment & Services–2.12%
†	Cameron International	10,530	297,999
†	Nabors Industries	14,420	224,664

			522,663

	Food & Staples Retailing–1.24%
	Whole Foods Market	16,090	305,388

			305,388

	Gas Utilities–0.65%
	Questar	5,150	160,217

			160,217

	Health Care Equipment & Supplies–2.94%
	Beckman Coulter	2,310	131,993
†	Intuitive Surgical	1,140	186,572
†	St. Jude Medical	9,910	407,302

			725,867

	Health Care Providers & Services–5.35%
	AmerisourceBergen	9,400	166,756
†	DaVita	3,970	196,356
†	Express Scripts	5,600	384,999
†	Laboratory Corporation of America Holdings	5,330	361,321
†	Myriad Pharmaceuticals	1,040	4,836
	Omnicare	7,980	205,565

			1,319,833

	Hotels, Restaurants & Leisure–5.28%
	Darden Restaurants	6,510	214,700
†	Penn National Gaming	5,780	168,256
	Starwood Hotels & Resorts Worldwide	14,690	326,118
†	WMS Industries	10,595	333,847
†	Wynn Resorts	7,360	259,808

			1,302,729

LVIP Turner Mid-Cap Growth Fund–3

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Household Durables–1.75%
	D.R.Horton	25,220	$236,060
	Pulte Homes	22,180	195,849

			431,909

	Household Products–1.07%
†	Energizer Holdings	5,050	263,812

			263,812

	Independent Power Producers & Energy Traders–0.39%
†	AES	8,180	94,970

			94,970

	Industrial Conglomerates–0.88%
†	McDermott International	10,630	215,895

			215,895

	Internet & Catalog Retail–0.90%
†	priceline.com	1,980	220,869

			220,869

	Internet Software & Services–1.99%
†	MercadoLibre	4,200	112,896
†	VeriSign	12,490	230,815
†	VistaPrint	3,450	147,143

			490,854

	IT Services–2.63%
†	Fiserv	4,730	216,161
	Global Payments	4,230	158,456
	Paychex	10,860	273,672

			648,289

	Life Sciences Tools & Services–2.02%
†	Illumina	8,430	328,264
†	Life Technologies	4,050	168,966

			497,230

	Machinery–4.18%
	Cummins	9,150	322,172
†	ESCO Technologies	3,290	147,392
	Joy Global	4,770	170,384
†	NaviStar International	2,020	88,072
	Parker Hannifin	7,060	303,298

			1,031,318

	Media–0.63%
	Cablevision Systems Class A	8,010	155,474

			155,474

	Metals & Mining–3.08%
	Alcoa	19,890	205,464
	Steel Dynamics	14,030	206,662
	Teck Resources Class B	6,350	101,219
	United States Steel	6,900	246,606

			759,951

	Multiline Retail–2.70%
†	Kohl’s	10,790	461,273
	Nordstrom	10,290	204,668

			665,941

	Oil, Gas & Consumable Fuels–3.96%
	Consol Energy	8,600	292,056
†	PetroHawk Energy	14,380	320,674
	Range Resources	8,750	362,338

			975,068

	Personal Products–2.14%
	Alberto-Culver	7,010	178,264
	Avon Products	13,550	349,319

			527,583

	Pharmaceuticals–0.62%
	Allergan	3,200	152,256

			152,256

	Professional Services–1.28%
	Robert Half International	13,330	314,855

			314,855

	Real Estate Investment Trusts–0.65%
	Digital Realty Trust	4,480	160,608

			160,608

	Real Estate Management & Development–0.43%
†	CB Richard Ellis Group Class A	11,450	107,172

			107,172

	Semiconductors & Semiconductor Equipment–11.05%
	ASML Holding	11,210	242,697
†	Atheros Communications	15,830	304,569
†	Broadcom Class A	18,370	455,391
†	Lam Research	10,570	274,820
†	Marvell Technology Group	21,580	251,191
†	Micron Technology	69,650	352,429
†	NetLogic Microsystems	2,800	102,088
†	PMC-Sierra	32,580	259,337
†	Teradyne	31,360	215,130
†	Varian Semiconductor Equipment Associates	11,157	267,656

			2,725,308

	Software–4.98%
†	Activision Blizzard	20,580	259,925
†	Adobe Systems	6,300	178,290
†	BMC Software	2,830	95,626

LVIP Turner Mid-Cap Growth Fund–4

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

†	McAfee	12,170	$513,452
†	salesforce.com	4,730	180,544

			1,227,837

	Specialty Retail–2.86%
	Guess	14,150	364,787
†	Urban Outfitters	16,300	340,181

			704,968

	Telecommunications–0.68%
	Alcatel-Lucent	68,040	168,739

			168,739

	Textiles, Apparel & Luxury Goods–1.99%
	Coach	13,360	359,117
†	Warnaco Group	4,060	131,544

			490,661

	Trading Company & Distributors–0.64%
	Fastenal	4,770	158,221

			158,221

	Wireless Telecommunication Services–1.44%
†	MetroPCS Communications	12,770	169,969
†	Millicom International Cellular	3,300	185,658

			355,627

	Total Common Stock (Cost $24,538,201)		24,568,422

	SHORT-TERM INVESTMENT–2.74%
	Money Market Mutual Fund–2.74%
	Dreyfus Treasury & Agency Cash Management Fund	674,880	674,880

	Total Short-Term Investment (Cost $674,880)		674,880

TOTAL VALUE OF SECURITIES–102.38% (Cost $25,213,081)	25,243,302

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.38%)	(587,457)

NET ASSETS APPLICABLE TO 3,674,004 SHARES OUTSTANDING–100.00%	$24,655,845

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND STANDARD CLASS ($11,250,143 / 1,670,865 Shares)	$6.733

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND SERVICE CLASS ($13,405,702 / 2,003,139 Shares)	$6.692

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$37,165,529
Accumulated net realized loss on investments	(12,539,905)
Net unrealized appreciation of investments	30,221

Total net assets	$24,655,845

†	Non income producing security.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–5

LVIP Turner Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$91,381
Foreign tax withheld	(239)

91,142

EXPENSES:
Management fees	99,467
Distribution expenses-Service Class	14,910
Professional fees	9,725
Accounting and administration expenses	5,189
Reports and statements to shareholders	3,911
Custodian fees	1,021
Trustees’ fees	365
Other	2,157

136,745
Less expenses waived/reimbursed	(11,431)

Total operating expenses	125,314

NET INVESTMENT LOSS	(34,172)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,161,158)
Net change in unrealized appreciation/depreciation of investments	5,952,186

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,791,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,756,856

See accompanying notes

LVIP Turner Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/09	Ended
	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(34,172)	$(135,905)
Net realized loss on investments	(3,161,158)	(9,295,743)
Net change in unrealized appreciation/depreciation of investments	5,952,186	(9,295,209)

Net increase (decrease) in net assets resulting from operations	2,756,856	(18,726,857)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	—	(2,616,960)
Service Class	—	(2,881,791)

	—	(5,498,751)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,515,092	5,283,901
Service Class	3,526,175	20,297,010
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,616,960
Service Class	—	2,881,791

	5,041,267	31,079,662

Cost of shares repurchased:
Standard Class	(1,423,472)	(7,369,165)
Service Class	(2,727,222)	(13,094,730)

	(4,150,694)	(20,463,895)

Increase in net assets derived from capital share transactions	890,573	10,615,767

NET INCREASE (DECREASE) IN NET ASSETS	3,647,429	(13,609,841)
NET ASSETS:
Beginning of period	21,008,416	34,618,257

End of period (there was no undistributed net investment income at either period end)	$24,655,845	$21,008,416

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–6

LVIP Turner Mid-Cap Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/09[2]	Year Ended
	(Unaudited)	12/31/08	12/31/07		12/31/06	12/31/05		12/31/04

Net asset value, beginning of period	$5.977	$14.126	$11.330		$11.025	$9.820		$8.780

Income (loss) from investment operations:
Net investment loss[3]	(0.005)	(0.034)	(0.042)		(0.018)	(0.050)		(0.070)
Net realized and unrealized gain (loss) on investments	0.761	(6.136)	2.838		0.778	1.255		1.110

Total from investment operations	0.756	(6.170)	2.796		0.760	1.205		1.040

Less dividends and distributions from:
Net realized gain on investments	—	(1.979)	—		(0.455)	—		—

Total dividends and distributions	—	(1.979)	—		(0.455)	—		—

Net asset value, end of period	$6.733	$5.977	$14.126		$11.330	$11.025		$9.820

Total return[4]	12.65%	(49.29% )	24.68%		6.72%	12.27%		11.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,250	$9,920	$21,354		$26,072	$27,171		$24,086
Ratio of expenses to average net assets	1.00%	0.98%	0.99%		1.07%	1.08%		1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.07%	1.06%		1.07%	1.08%		1.09%
Ratio of net investment loss to average net assets	(0.18% )	(0.33% )	(0.33%	)	(0.16% )	(0.56%	)	(0.77%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.28% )	(0.42% )	(0.40%	)	(0.16% )	(0.56%	)	(0.77%	)
Portfolio turnover	132%	179%	199%		156%	158%		175%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the JPVF Fund). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2009 and the years ended December 31, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–7

LVIP Turner Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$5.948	$14.102	$12.216

Income (loss) from investment operations:
Net investment loss[3]	(0.013)	(0.059)	(0.039)
Net realized and unrealized gain (loss) on investments	0.757	(6.116)	1.925

Total from investment operations	0.744	(6.175)	1.886

Less dividends and distributions from:
Net realized gain on investments	—	(1.979)	—

Total dividends and distributions	—	(1.979)	—

Net asset value, end of period	$6.692	$5.948	$14.102

Total return[4]	12.51%	(49.42% )	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,406	$11,088	$13,264
Ratio of expenses to average net assets	1.25%	1.23%	1.21%
Ratio of expenses to average net assets prior to expense waived/reimbursed and expense paid indirectly	1.35%	1.32%	1.33%
Ratio of net investment loss to average net assets	(0.43% )	(0.58% )	(0.43%	)
Ratio of net investment loss to average net assets prior to expense waived/reimbursed and expense paid indirectly	(0.53% )	(0.67% )	(0.55%	)
Portfolio turnover	132%	179%	199%	[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–8

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Turner Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,120 for the six months ended June 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.02% of average daily net assets of the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.10% of the first $25 million of average daily net assets of the Fund; and 0.05% of the next $50 million. The agreements will continue at least through April 30, 2010 and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP Turner Mid-Cap Growth Fund–9

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Turner Investment Partner, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $150 million of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $150 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimum.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net asset. For the six months ended June 30, 2009, the Fund was charged $276 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted to $815 and $225, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2009, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$16,769
Fees payable to DSC	52
Distribution fees payable to LFD	2,887

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2009, the Fund made purchases of $16,233,862 and sales of $14,191,810 of investment securities other than short-term investments.

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments was $25,622,361. At June 30, 2009, net unrealized depreciation was $379,059, of which $2,002,890 related to unrealized appreciation of investments and $2,381,949 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

Level 1

Common Stock	$24,568,422
Short-Term	674,880

Total	$25,243,302

There were no Level 3 securities at the beginning or end of the period.

LVIP Turner Mid-Cap Growth Fund–10

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended and December 31, 2008 was as follows:

Year Ended
12/31/08

Ordinary income	$1,792,090
Long-term capital gain	3,706,661

Total	$5,498,751

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$37,165,529
Realized losses 1/1/09–6/30/09	(6,087,052)
Capital loss carryforwards as of 12/31/08	(6,043,573)
Unrealized depreciation of investments	(379,059)

Net assets	$24,655,845

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and partnership income. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net	Paid-in
Investment Loss	Realized Loss	Capital

$34,172	$730	$(34,902)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2008 will expire as follows: $6,043,573 expires in 2016.

For the six months ended June 30, 2009, the Fund had capital losses of $6,087,782, which may increase the capital loss carryforward.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/09	12/31/08

Shares sold:
Standard Class	251,249	524,647
Service Class	582,455	1,779,129
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	262,010
Service Class	—	289,656

	833,704	2,855,442

Shares repurchased:
Standard Class	(240,147)	(638,605)
Service Class	(443,589)	(1,145,114)

	(683,736)	(1,783,719)

Net increase	149,968	1,071,723

LVIP Turner Mid-Cap Growth Fund–11

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

7.	Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Turner Mid-Cap Growth Fund–12

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire 2010 Profile Fund
Wilshire 2020 Profile Fund
Wilshire 2030 Profile Fund
Wilshire 2040 Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	19

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire 2010 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,073.90	0.20%	$1.03
Service Class Shares	1,000.00	1,072.50	0.45%	2.31

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire 2020 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,075.80	0.20%	$1.03
Service Class Shares	1,000.00	1,074.40	0.45%	2.31

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire 2030 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,078.90	0.20%	$1.03
Service Class Shares	1,000.00	1,077.60	0.45%	2.32

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Wilshire 2040 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,084.00	0.20%	$1.03
Service Class Shares	1,000.00	1,082.60	0.45%	2.32

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Funds
Sector Allocations
As of June 30, 2009

LVIP Wilshire 2010 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	96.12%

Equity Funds	38.97%
Fixed Income Funds	36.87%
International Equity Funds	20.28%

Unaffiliated Investment Companies	3.93%

Commodity Fund	1.03%
International Fixed Income Fund	2.90%

Short-Term Investment	0.07%

Total Value of Securities	100.12%

Liabilities Net of Receivables and Other Assets	(0.12%)

Total Net Assets	100.00%

LVIP Wilshire 2020 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	95.73%

Equity Funds	42.57%
Fixed Income Funds	30.02%
International Equity Funds	23.14%

Unaffiliated Investment Companies	3.90%

Commodity Fund	1.02%
International Fixed Income Fund	2.88%

Total Value of Securities	99.63%

Receivables and Other Assets Net of Liabilities	0.37%

Total Net Assets	100.00%

LVIP Wilshire 2030 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	96.10%

Equity Funds	47.19%
Fixed Income Funds	20.79%
International Equity Funds	28.12%

Unaffiliated Investment Companies	3.87%

Commodity Fund	1.01%
International Fixed Income Fund	2.86%

Short-Term Investment	0.12%

Total Value of Securities	100.09%

Liabilities Net of Receivables and Other Assets	(0.09%)

Total Net Assets	100.00%

LVIP Wilshire 2040 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	97.01%

Equity Funds	52.03%
Fixed Income Fund	8.87%
International Equity Funds	36.11%

Unaffiliated Investment Companies	2.91%

Commodity Fund	1.00%
International Fixed Income Fund	1.91%

Short-Term Investment	0.25%

Total Value of Securities	100.17%

Liabilities Net of Receivables and Other Assets	(0.17%)

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire 2010 Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–96.12%
	Equity Funds–38.97%
*	Lincoln Variable Insurance Products Trust– LVIP SSgA S&P 500 Index Fund	1,059,065	$6,803,436
	LVIP SSgA Small-Cap Index Fund	187,827	2,187,244

			8,990,680

	Fixed Income Funds–36.87%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	275,269	2,749,942
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	105,384	1,338,269
	LVIP SSgA Bond Index Fund	425,707	4,416,282

			8,504,493

	International Equity Funds–20.28%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	39,576	552,090
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	287,280	1,376,073
	LVIP SSgA International Index Fund	438,203	2,749,726

			4,677,889

	Total Affiliated Investment Companies (Cost $20,252,226)		22,173,062

	UNAFFILIATED INVESTMENT COMPANIES–3.93%
	Commodity Fund–1.03%
**	PIMCO Variable Insurance Trust– PIMCO CommodityRealReturn Strategy Portfolio	33,296	237,731

			237,731

	International Fixed Income Fund–2.90%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	41,802	669,665

			669,665

	Total Unaffiliated Investment Companies (Cost $932,711)		907,396

	SHORT-TERM INVESTMENT–0.07%
	Money Market Mutual Fund–0.07%
	Dreyfus Treasury & Agency Cash Management Fund	15,651	15,651

	Total Short-Term Investment (Cost $15,651)		15,651

TOTAL VALUE OF SECURITIES–100.12% (Cost $21,200,588)	23,096,109

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(28,762)

NET ASSETS APPLICABLE TO 2,720,208 SHARES OUTSTANDING–100.00%	$23,067,347

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND STANDARD CLASS ($13,764,589 / 1,622,700 Shares)	$8.483

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND SERVICE CLASS ($9,302,758 / 1,097,508 Shares)	$8.476

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$25,852,192
Undistributed net investment income	396,734
Accumulated net realized loss on investments	(5,077,100)
Net unrealized appreciation of investments	1,895,521

Total net assets	$23,067,347

*	Standard Class shares

**	Institutional Class shares

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire 2020 Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–95.73%
	Equity Funds–42.57%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	54,143	$1,003,809
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	53,380	1,052,495
	LVIP Delaware Special Opportunities Fund	60,959	1,532,571
	LVIP SSgA S&P 500 Index Fund	2,376,200	15,264,707
	LVIP SSgA Small-Cap Index Fund	175,260	2,040,901

			20,894,483

	Fixed Income Funds–30.02%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	448,076	4,476,282
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	110,884	1,408,120
	LVIP SSgA Bond Index Fund	852,950	8,848,504

			14,732,906

	International Equity Funds–23.14%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	83,538	1,165,351
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	484,043	2,318,567
	LVIP SSgA International Index Fund	1,255,145	7,876,038

			11,359,956

	Total Affiliated Investment Companies (Cost $43,768,389)		46,987,345

	UNAFFILIATED INVESTMENT COMPANIES–3.90%
	Commodity Fund–1.02%
**	PIMCO Variable Insurance Trust– PIMCO CommodityRealReturn Strategy Portfolio	69,964	499,545

			499,545

	International Fixed Income Fund–2.88%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	88,249	1,413,746

			1,413,746

	Total Unaffiliated Investment Companies (Cost $1,986,103)		1,913,291

TOTAL VALUE OF SECURITIES–99.63% (Cost $45,754,492)	48,900,636

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	180,246

NET ASSETS APPLICABLE TO 6,046,527 SHARES OUTSTANDING–100.00%	$49,080,882

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND STANDARD CLASS ($32,499,884 / 4,003,086 Shares)	$8.119

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND SERVICE CLASS ($16,580,998 / 2,043,441 Shares)	$8.114

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$55,227,432
Undistributed net investment income	953,703
Accumulated net realized loss on investments	(10,246,397)
Net unrealized appreciation of investments	3,146,144

Total net assets	$49,080,882

*	Standard Class shares

**	Institutional Class shares

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire 2030 Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–96.10%
	Equity Funds–47.19%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	86,502	$1,603,743
*	Lincoln Variable Insurance Products Trust–
	LVIP Baron Growth Opportunities Fund	42,886	845,590
	LVIP Delaware Special Opportunities Fund	49,015	1,232,287
	LVIP SSgA S&P 500 Index Fund	2,229,077	14,319,590
	†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	91,879	828,292

			18,829,502

	Fixed Income Funds–20.79%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	253,677	2,534,228
*	Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	555,069	5,758,282

			8,292,510

	International Equity Funds–28.12%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	99,662	1,390,281
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	290,421	1,391,115
	LVIP SSgA International Index Fund	1,213,263	7,613,227
	LVIP Templeton Growth Fund	40,592	826,495

			11,221,118

	Total Affiliated Investment Companies (Cost $35,744,518)		38,343,130

	UNAFFILIATED INVESTMENT COMPANIES–3.87%
	Commodity Fund–1.01%
**	PIMCO Variable Insurance Trust– PIMCO CommodityRealReturn Strategy Portfolio	56,366	402,455

			402,455

	International Fixed Income Fund–2.86%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	71,339	1,142,850

			1,142,850

	Total Unaffiliated Investment Companies (Cost $1,610,028)		1,545,305

	SHORT-TERM INVESTMENT–0.12%
	Money Market Mutual Fund–0.12%
	Dreyfus Treasury & Agency Cash Management Fund	46,083	46,083

	Total Short-Term Investment (Cost $46,083)		46,083

TOTAL VALUE OF SECURITIES–100.09% (Cost $37,400,629)	39,934,518

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(34,810)

NET ASSETS APPLICABLE TO 5,067,864 SHARES OUTSTANDING–100.00%	$39,899,708

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND STANDARD CLASS ($28,371,740 / 3,603,122 Shares)	$7.874

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND SERVICE CLASS ($11,527,968 / 1,464,742 Shares)	$7.870

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$44,456,056
Undistributed net investment income	757,641
Accumulated net realized loss on investments	(7,847,878)
Net unrealized appreciation of investments	2,533,889

Total net assets	$39,899,708

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire 2040 Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–97.01%
	Equity Funds–52.03%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	58,422	$1,083,152
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	29,070	573,175
	LVIP Delaware Special Opportunities Fund	44,078	1,108,162
	LVIP SSgA S&P 500 Index Fund	1,670,488	10,731,213
	†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	93,433	842,297

			14,337,999

	Fixed Income Fund–8.87%
*	Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	235,720	2,445,357

			2,445,357

	International Equity Funds–36.11%
*	Delaware VIP Trust–Delaware VIP Emerging Markets Series	67,467	941,166
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	130,624	625,690
	LVIP Marsico International Growth Fund	99,521	937,485
	LVIP Mondrian International Value Fund	67,877	903,779
	LVIP SSgA International Index Fund	907,136	5,692,279
	LVIP Templeton Growth Fund	41,743	849,923

			9,950,322

	Total Affiliated Investment Companies (Cost $24,419,597)		26,733,678

	UNAFFILIATED INVESTMENT COMPANIES–2.91%
	Commodity Fund–1.00%
**	PIMCO Variable Insurance Trust– PIMCO CommodityRealReturn Strategy Portfolio	38,454	274,559

			274,559

	International Fixed Income Fund–1.91%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	32,909	527,208

			527,208

	Total Unaffiliated Investment Companies (Cost $827,483)		801,767

	SHORT-TERM INVESTMENT–0.25%
	Money Market Mutual Fund–0.25%
	Dreyfus Treasury & Agency Cash Management Fund	67,653	67,653

	Total Short-Term Investment (Cost $67,653)		67,653

TOTAL VALUE OF SECURITIES–100.17% (Cost $25,314,733)	27,603,098

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(46,094)

NET ASSETS APPLICABLE TO 3,780,628 SHARES OUTSTANDING–100.00%	$27,557,004

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND STANDARD CLASS ($18,622,897 / 2,554,315 Shares)	$7.291

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND SERVICE CLASS ($8,934,107 / 1,226,313 Shares)	$7.285

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$30,502,311
Undistributed net investment income	431,694
Accumulated net realized loss on investments	(5,665,366)
Net unrealized appreciation of investments	2,288,365

Total net assets	$27,557,004

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
ASSETS:
Investments in affiliated investment companies, at value	$22,173,062	$46,987,345	$38,343,130	$26,733,678
Investments in unaffiliated investment companies, at value	923,047	1,913,291	1,591,388	869,420
Cash	33	—	48	35
Receivables for securities sold	—	3,882	—	—
Due from manager	1,095	—	—	890
Receivables for fund shares sold	7,177	204,958	27,655	37,166

TOTAL ASSETS	23,104,414	49,109,476	39,962,221	27,641,189

LIABILITIES:
Cash overdraft	—	3,882	—	—
Payable for securities purchased	15,684	—	46,131	67,688
Payables for fund shares redeemed	6,821	6,799	521	1,734
Due to manager and affiliates	—	3,387	1,270	—
Other accrued expenses	14,562	14,526	14,591	14,763

TOTAL LIABILITIES	37,067	28,594	62,513	84,185

TOTAL NET ASSETS	$23,067,347	$49,080,882	$39,899,708	$27,557,004

Investments in affiliated investment companies, at cost	$20,252,226	$43,768,389	$35,744,518	$24,419,597
Investments in unaffiliated investment companies, at cost	$948,362	$1,986,103	$1,656,111	$895,136

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statement of Operations
Six Months Ended June 30, 2009 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

INVESTMENT INCOME:
Dividends from affiliated investment companies	$6,094	$22,446	$28,889	$17,967
Dividends from unaffiliated investment companies	94,307	203,429	160,997	74,543

	100,401	225,875	189,886	92,510

EXPENSES:
Accounting and administration expenses	24,884	25,879	25,374	24,841
Management fees	23,256	49,349	37,074	23,551
Professional fees	9,231	9,749	9,482	9,148
Distribution expenses-Service Class	9,199	15,898	10,143	7,609
Custodian fees	2,627	3,053	3,082	2,847
Reports and statements to shareholders	979	1,557	1,204	923
Trustees’ fees	298	640	466	286
Other	1,715	2,321	2,057	1,783

	72,189	108,446	88,882	70,988
Less expenses waived/reimbursed expense cap/management waiver	(44,385)	(53,069)	(49,080)	(44,538)

Total operating expenses	27,804	55,377	39,802	26,450

NET INVESTMENT INCOME	72,597	170,498	150,084	66,060

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated investment companies	18,990	40,774	46,108	28,811
Net realized loss from sale of investments in affiliated investment companies	(3,376,478)	(7,520,063)	(7,025,075)	(4,317,444)
Net realized gain (loss) from sale of investments in unaffiliated investment companies	(12,954)	(4,775)	1,928	(1,801)

Net realized loss on investments	(3,370,442)	(7,484,064)	(6,977,039)	(4,290,434)

Net change in unrealized appreciation/depreciation of investments	4,751,424	10,643,795	9,772,045	6,319,135

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,380,982	3,159,731	2,795,006	2,028,701

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,453,579	$3,330,229	$2,945,090	$2,094,761

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	Wilshire 2010		Wilshire 2020		Wilshire 2030		Wilshire 2040
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$72,597	$364,342	$170,498	$675,781	$150,084	$414,401	$66,060	$206,923
Net realized loss on investments	(3,370,442)	(1,443,302)	(7,484,064)	(2,165,968)	(6,977,039)	(450,179)	(4,290,434)	(1,119,036)
Net change in unrealized appreciation/depreciation of investments	4,751,424	(2,977,114)	10,643,795	(7,740,564)	9,772,045	(7,347,106)	6,319,135	(4,073,035)

Net increase (decrease) in net assets resulting from operations	1,453,579	(4,056,074)	3,330,229	(9,230,751)	2,945,090	(7,382,884)	2,094,761	(4,985,148)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(194,006)	—	(357,945)	—	(181,533)	—	(47,528)
Service Class	—	(102,178)	—	(116,830)	—	(36,045)	—	(7,802)
Net realized gain on investments:
Standard Class	—	(9,192)	—	(24,595)	—	(14,387)	—	(5,666)
Service Class	—	(4,915)	—	(10,344)	—	(4,511)	—	(2,865)

	—	(310,291)	—	(509,714)	—	(236,476)	—	(63,861)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,320,793	13,538,202	9,585,431	31,115,641	8,615,007	21,271,507	8,157,708	12,179,222
Service Class	5,068,928	10,413,566	5,810,234	15,293,658	6,538,627	8,497,678	6,047,426	8,043,179
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	203,198	—	382,539	—	195,920	—	53,194
Service Class	—	107,093	—	127,174	—	40,555	—	10,667

	11,389,721	24,262,059	15,395,665	46,919,012	15,153,634	30,005,660	14,205,134	20,286,262

Cost of shares repurchased:
Standard Class	(2,808,412)	(5,912,915)	(4,058,475)	(8,949,572)	(1,536,870)	(2,796,857)	(1,204,719)	(1,893,199)
Service Class	(3,124,576)	(3,808,819)	(1,501,521)	(4,013,016)	(2,089,830)	(1,629,214)	(2,018,030)	(2,728,045)

	(5,932,988)	(9,721,734)	(5,559,996)	(12,962,588)	(3,626,700)	(4,426,071)	(3,222,749)	(4,621,244)

Increase in net assets derived from capital share transactions	5,456,733	14,540,325	9,835,669	33,956,424	11,526,934	25,579,589	10,982,385	15,665,018

NET INCREASE IN NET ASSETS	6,910,312	10,173,960	13,165,898	24,215,959	14,472,024	17,960,229	13,077,146	10,616,009
NET ASSETS:
Beginning of period	16,157,035	5,983,075	35,914,984	11,699,025	25,427,684	7,467,455	14,479,858	3,863,849

End of period	$23,067,347	$16,157,035	$49,080,882	$35,914,984	$39,899,708	$25,427,684	$27,557,004	$14,479,858

Undistributed net investment income	$396,734	$284,484	$953,703	$698,929	$757,641	$547,383	$431,694	$357,306

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire 2010 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2010 Profile Fund
	Standard Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.899	$10.613	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.034	0.274	0.150
Net realized and unrealized gain (loss) on investments	0.550	(2.813)	0.511

Total from investment operations	0.584	(2.539)	0.661

Less dividends and distributions from:
Net investment income	—	(0.166)	(0.048)
Net realized gain on investments	—	(0.009)	—

Total dividends and distributions	—	(0.175)	(0.048)

Net asset value, end of period	$8.483	$7.899	$10.613

Total return[4]	7.39%	(23.91% )	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,764	$9,428	$4,395
Ratio of expenses to average net assets [5]	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.68%	0.85%	3.43%
Ratio of net investment income to average net assets	0.88%	2.93%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.40%	2.33%	(1.06% )
Portfolio turnover	190%	75%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire 2010 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2010 Profile Fund
	Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.903	$10.608	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.024	0.251	0.133
Net realized and unrealized gain (loss) on investments	0.549	(2.808)	0.509

Total from investment operations	0.573	(2.557)	0.642

Less dividends and distributions from:
Net investment income	—	(0.139)	(0.034)
Net realized gain on investments	—	(0.009)	—

Total dividends and distributions	—	(0.148)	(0.034)

Net asset value, end of period	$8.476	$7.903	$10.608

Total return[4]	7.25%	(24.10% )	6.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,303	$6,729	$1,588
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.93%	1.10%	3.68%
Ratio of net investment income to average net assets	0.63%	2.68%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.15%	2.08%	(1.31% )
Portfolio turnover	190%	75%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire 2020 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2020 Profile Fund
	Standard Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.547	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.035	0.239	0.130
Net realized and unrealized gain (loss) on investments	0.537	(3.060)	0.407

Total from investment operations	0.572	(2.821)	0.537

Less dividends and distributions from:
Net investment income	—	(0.116)	(0.043)
Net realized gain on investments	—	(0.010)	—

Total dividends and distributions	—	(0.126)	(0.043)

Net asset value, end of period	$8.119	$7.547	$10.494

Total return[4]	7.58%	(26.89% )	5.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,500	$24,786	$9,355
Ratio of expenses to average net assets [5]	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.47%	0.56%	1.70%
Ratio of net investment income to average net assets	0.94%	2.66%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.67%	2.35%	0.41%
Portfolio turnover	155%	55%	61%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire 2020 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2020 Profile Fund
	Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.552	$10.490	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.026	0.217	0.113
Net realized and unrealized gain (loss) on investments	0.536	(3.056)	0.406

Total from investment operations	0.562	(2.839)	0.519

Less dividends and distributions from:
Net investment income	—	(0.089)	(0.029)
Net realized gain on investments	—	(0.010)	—

Total dividends and distributions	—	(0.099)	(0.029)

Net asset value, end of period	$8.114	$7.552	$10.490

Total return[4]	7.44%	(27.07% )	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,581	$11,129	$2,344
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.72%	0.81%	1.95%
Ratio of net investment income to average net assets	0.69%	2.41%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.42%	2.10%	0.16%
Portfolio turnover	155%	55%	61%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire 2030 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2030 Profile Fund
	Standard Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.298	$10.661	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.039	0.214	0.115
Net realized and unrealized gain (loss) on investments	0.537	(3.493)	0.588

Total from investment operations	0.576	(3.279)	0.703

Less dividends and distributions from:
Net investment income	—	(0.075)	(0.042)
Net realized gain on investments	—	(0.009)	—

Total dividends and distributions	—	(0.084)	(0.042)

Net asset value, end of period	$7.874	$7.298	$10.661

Total return[4]	7.89%	(30.78% )	7.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,372	$19,388	$6,438
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.53%	0.70%	2.86%
Ratio of net investment income to average net assets	1.08%	2.43%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.75%	1.98%	(1.00% )
Portfolio turnover	148%	29%	47%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–15

LVIP Wilshire 2030 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2030 Profile Fund
	Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$7.303	$10.657	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.030	0.192	0.097
Net realized and unrealized gain (loss) on investments	0.537	(3.489)	0.588

Total from investment operations	0.567	(3.297)	0.685

Less dividends and distributions from:
Net investment income	—	(0.048)	(0.028)
Net realized gain on investments	—	(0.009)	—

Total dividends and distributions	—	(0.057)	(0.028)

Net asset value, end of period	$7.870	$7.303	$10.657

Total return[4]	7.76%	(30.95% )	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,528	$6,040	$1,029
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.78%	0.95%	3.11%
Ratio of net investment income to average net assets	0.83%	2.18%	1.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.50%	1.73%	(1.25% )
Portfolio turnover	148%	29%	47%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–16

LVIP Wilshire 2040 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2040 Profile Fund
	Standard Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$6.726	$10.498	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.026	0.179	0.127
Net realized and unrealized gain (loss) on investments	0.539	(3.910)	0.453

Total from investment operations	0.565	(3.731)	0.580

Less dividends and distributions from:
Net investment income	—	(0.035)	(0.082)
Net realized gain on investments	—	(0.006)	—

Total dividends and distributions	—	(0.041)	(0.082)

Net asset value, end of period	$7.291	$6.726	$10.498

Total return[4]	8.40%	(35.54% )	5.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,623	$10,225	$3,285
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.67%	1.01%	5.14%
Ratio of net investment income to average net assets	0.78%	2.13%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.31%	1.37%	(3.09% )
Portfolio turnover	146%	41%	41%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–17

LVIP Wilshire 2040 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Wilshire 2040 Profile Fund
	Service Class
	Six Months
	Ended	Year	4/30/07[2]
	6/30/09[1]	Ended	to
	(Unaudited)	12/31/08	12/31/07

Net asset value, beginning of period	$6.729	$10.495	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.018	0.158	0.110
Net realized and unrealized gain (loss) on investments	0.538	(3.905)	0.453

Total from investment operations	0.556	(3.747)	0.563

Less dividends and distributions from:
Net investment income	—	(0.013)	(0.068)
Net realized gain on investments	—	(0.006)	—

Total dividends and distributions	—	(0.019)	(0.068)

Net asset value, end of period	$7.285	$6.729	$10.495

Total return[4]	8.26%	(35.71% )	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,934	$4,255	$579
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.92%	1.26%	5.39%
Ratio of net investment income to average net assets	0.53%	1.88%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.06%	1.12%	(3.34% )
Portfolio turnover	146%	41%	41%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund (each, a Fund, or collectively, Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

The Funds’ investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2010 and renew automatically for one year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded 0.20% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one year terms unless the advisor provides written notice of termination to the Funds.

LVIP Wilshire Profile Funds–19

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Wilshire Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, (Profile Funds) as follows: 0.08% for the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million, 0.05% of the next $2 billion and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC an annual fee of $1,000.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration fees	$674	$1,435	$1,050	$642
Support fees	210	444	325	200

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statements of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIAC, Dreyfus, Franklin Templeton and PIMCO serve as the investment managers for the Underlying Funds.

At June 30, 2009, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Receivable from LIAC under expense limitation agreement	$2,973	$—	$1,077	$2,753
Management fees payable to LIAC	—	25	—	—
Fees payable to DSC	83	83	83	83
Distribution fees payable to LFD	1,795	3,279	2,264	1,780

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six months ended June 30, 2009, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$23,324,504	$37,757,468	$33,839,260	$25,021,240
Sales	17,841,464	30,687,810	22,156,896	13,968,220

LVIP Wilshire Profile Funds–20

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$21,884,819	$46,870,309	$38,131,652	$26,435,545

Aggregate unrealized appreciation	$2,170,159	$4,885,899	$2,886,833	$2,034,747
Aggregate unrealized depreciation	(958,869)	(2,855,572)	(1,083,967)	(867,194)

Net unrealized appreciation	$1,211,290	$2,030,327	$1,802,866	$1,167,553

The Funds apply Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
	Level 1	Level 1	Level 1	Level 1

Investment Companies	$23,080,458	$48,900,636	$39,888,435	$27,535,445
Short-Term	15,651	—	46,083	67,653

Total	$23,096,109	$48,900,636	$39,934,518	$27,603,098

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Year Ended December 31, 2008:
Ordinary Income	$306,227	$494,412	$227,427	$57,792
Long-term capital gains	4,064	15,302	9,049	6,069

Total	$310,291	$509,714	$236,476	$63,861

In addition, the LVIP Wilshire 2040 Profile Fund declared an ordinary income consent dividend of $24,419 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

LVIP Wilshire Profile Funds–21

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$25,852,192	$55,227,432	$44,456,056	$30,502,311
Undistributed ordinary income	77,782	181,631	162,674	73,927
Realized losses 1/1/09-6/30/09	(4,629,418)	(9,842,900)	(7,598,620)	(4,891,127)
Other temporary differences	555,501	1,484,392	1,076,732	704,340
Unrealized appreciation of investments	1,211,290	2,030,327	1,802,866	1,167,553

Net assets	$23,067,347	$49,080,882	$39,899,708	$27,557,004

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, dividends and distributions and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments, pass-through consent dividends from the Underlying Funds and consent dividend. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Paid-in Capital	$—	$—	$—	$24,419
Undistributed Net Investment Income	39,653	84,276	60,174	8,328
Accumulated Net Realized Loss	(39,653)	(84,276)	(60,174)	(32,747)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP		LVIP
	Wilshire 2010		Wilshire 2020		Wilshire 2030		Wilshire 2040
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08

Shares sold:
Standard Class	801,424	1,393,062	1,263,971	3,342,204	1,166,678	2,320,421	1,216,364	1,407,270
Service Class	636,461	1,092,120	773,605	1,682,974	929,963	941,319	915,919	937,270
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	25,858	—	50,600	—	26,739	—	7,924
Service Class	—	13,673	—	16,789	—	5,498	—	1,508

	1,437,885	2,524,713	2,037,576	5,092,567	2,096,641	3,293,977	2,132,283	2,353,972

Shares repurchased:
Standard Class	(372,295)	(639,448)	(545,152)	(1,000,007)	(220,239)	(294,373)	(182,292)	(207,841)
Service Class	(390,312)	(404,148)	(203,849)	(449,551)	(292,289)	(216,359)	(321,903)	(361,660)

	(762,607)	(1,043,596)	(749,001)	(1,449,558)	(512,528)	(510,732)	(504,195)	(569,501)

Net increase	675,278	1,481,117	1,288,575	3,643,009	1,584,113	2,783,245	1,628,088	1,784,471

LVIP Wilshire Profile Funds–22

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Effective June 30, 2009, each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–23

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire Conservative Profile Fund
Wilshire Moderate Profile Fund
Wilshire Moderately Aggressive Profile Fund
Wilshire Aggressive Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2009

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	19

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2009 to June 30, 2009

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire Conservative Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,085.20	0.20%	$1.03
Service Class Shares	1,000.00	1,084.00	0.45%	2.33

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Moderate Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,087.80	0.20%	$1.04
Service Class Shares	1,000.00	1,086.50	0.45%	2.33

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Moderately Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,085.10	0.20%	$1.03
Service Class Shares	1,000.00	1,083.80	0.45%	2.33

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds
Disclosure of Fund Expenses (continued)

LVIP Wilshire Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/09 to
	1/1/09	6/30/09	Ratio	6/30/09*

Actual
Standard Class Shares	$1,000.00	$1,080.70	0.20%	$1.03
Service Class Shares	1,000.00	1,079.40	0.45%	2.32

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Funds

Sector Allocations
As of June 30, 2009

LVIP Wilshire Conservative Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	98.87%

Equity Funds	27.88%
Fixed Income Funds	55.70%
International Equity Funds	11.45%
International Fixed Income Fund	3.84%

Unaffiliated Investment Company	1.07%

Total Value of Securities	99.94%

Receivables and Other Assets Net of Liabilities	0.06%

Total Net Assets	100.00%

LVIP Wilshire Moderate Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	98.95%

Equity Funds	39.64%
Fixed Income Funds	35.69%
International Equity Funds	19.79%
International Fixed Income Fund	3.83%

Unaffiliated Investment Company	1.07%

Short-Term Investment	0.14%

Total Value of Securities	100.16%

Liabilities Net of Receivables and Other Assets	(0.16%)

Total Net Assets	100.00%

LVIP Wilshire Moderately Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	97.74%

Equity Funds	42.36%
Fixed Income Funds	25.63%
International Equity Funds	25.95%
International Fixed Income Fund	3.80%

Unaffiliated Investment Company	2.13%

Short-Term Investment	0.37%

Total Value of Securities	100.24%

Liabilities Net of Receivables and Other Assets	(0.24%)

Total Net Assets	100.00%

LVIP Wilshire Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	98.19%

Equity Funds	50.99%
Fixed Income Funds	7.75%
International Equity Funds	37.58%
International Fixed Income Fund	1.87%

Unaffiliated Investment Company	2.16%

Total Value of Securities	100.35%

Liabilities Net of Receivables and Other Assets	(0.35%)

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire Conservative Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–98.87%
	Equity Funds–27.88%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	317,830	$5,892,570
	Delaware VIP U.S. Growth Series	2,686,052	15,471,661
	Delaware VIP Value Series	1,254,964	15,335,660
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	307,839	6,069,667
	LVIP MFS Value Fund	1,416,668	25,084,948
	LVIP T. Rowe Price Growth Stock Fund	1,504,632	18,418,203

			86,272,709

	Fixed Income Funds–55.70%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	1,484,716	14,832,317
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	6,475,957	62,428,227
	Delaware VIP High Yield Series	1,330,297	6,318,912
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	6,991,745	88,788,171

			172,367,627

	International Equity Funds–11.45%
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	680,417	3,259,196
	LVIP Marsico International Growth Fund	1,365,942	12,867,175
	LVIP Mondrian International Value Fund	971,549	12,936,171
	LVIP Templeton Growth Fund	312,304	6,358,821

			35,421,363

	International Fixed Income Fund–3.84%
†*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,165,075	11,889,589

			11,889,589

	Total Affiliated Investment Companies (Cost $312,962,460)		305,951,288

	UNAFFILIATED INVESTMENT COMPANY–1.07%
	Commodity Fund–1.07%
**	PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	464,808	3,318,730

	Total Unaffiliated Investment Company (Cost $3,449,192)		3,318,730

TOTAL VALUE OF SECURITIES–99.94% (Cost $316,411,652)	309,270,018

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	172,952

NET ASSETS APPLICABLE TO 30,128,868 SHARES OUTSTANDING–100.00%	$309,442,970

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND STANDARD CLASS ($35,444,455 / 3,448,148 Shares)	$10.279

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND SERVICE CLASS ($273,998,515 / 26,680,720 Shares)	$10.270

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$332,057,297
Undistributed net investment income	12,899,876
Accumulated net realized loss on investments	(28,372,569)
Net unrealized depreciation of investments	(7,141,634)

Total net assets	$309,442,970

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire Moderate Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–98.95%
	Equity Funds – 39.64%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	903,955	$16,759,332
	Delaware VIP U.S. Growth Series	9,168,355	52,809,723
	Delaware VIP Value Series	4,990,058	60,978,513
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	875,904	17,270,198
	LVIP Capital Growth Fund	985,813	17,378,893
	LVIP Delaware Special Opportunities Fund	684,098	17,198,917
	LVIP MFS Value Fund	5,533,018	97,973,143
	LVIP T. Rowe Price Growth Stock Fund	4,279,844	52,389,567
	†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,940,809	17,496,390

			350,254,676

	Fixed Income Funds–35.69%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	4,234,080	42,298,461
*	Delaware VIP Trust
	Delaware VIP Diversified Income Series	14,726,962	141,967,916
	Delaware VIP High Yield Series	3,781,493	17,962,092
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	8,913,633	113,194,231

			315,422,700

	International Equity Funds–19.79%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,378,707	19,232,967
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	3,868,820	18,531,647
	LVIP Marsico International Growth Fund	6,782,153	63,887,885
	LVIP Mondrian International Value Fund	4,141,487	55,143,900
	LVIP Templeton Growth Fund	888,069	18,081,969

			174,878,368

	International Fixed Income Fund–3.83%
†*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	3,315,853	33,838,284

			33,838,284

	Total Affiliated Investment Companies (Cost $959,835,961)		874,394,028

	UNAFFILIATED INVESTMENT COMPANY–1.07%
	Commodity Fund–1.07%
**	PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	1,319,568	9,421,716

	Total Unaffiliated Investment Company (Cost $10,056,312)		9,421,716

	SHORT-TERM INVESTMENT–0.14%
	Money Market Mutual Fund–0.14%
	Dreyfus Treasury & Agency Cash Management Fund	1,254,702	1,254,702

	Total Short-Term Investment (Cost $1,254,702)		1,254,702

TOTAL VALUE OF SECURITIES–100.16% (Cost $971,146,975)	885,070,446

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,389,273)

NET ASSETS APPLICABLE TO 89,626,581 SHARES OUTSTANDING–100.00%	$883,681,173

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND STANDARD CLASS ($92,678,753 / 9,392,726 Shares)	$9.867

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND SERVICE CLASS ($791,002,420 / 80,233,855 Shares)	$9.859

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$1,048,752,803
Undistributed net investment income	38,799,787
Accumulated net realized loss on investments	(117,794,888)
Net unrealized depreciation of investments	(86,076,529)

Total net assets	$883,681,173

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire Moderately Agressive Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–97.74%
	Equity Funds–42.36%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	557,860	$10,342,720
	Delaware VIP U.S. Growth Series	6,607,422	38,058,753
	Delaware VIP Value Series	3,527,653	43,107,917
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	541,187	10,670,577
	LVIP Capital Growth Fund	611,073	10,772,603
	LVIP Delaware Special Opportunities Fund	422,702	10,627,153
	LVIP MFS Value Fund	3,432,052	60,771,351
	LVIP T. Rowe Price Growth Stock Fund	3,084,421	37,756,394
	†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,201,969	10,835,747

			232,943,215

	Fixed Income Funds–25.63%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	2,100,953	20,988,523
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	6,823,977	65,783,138
	Delaware VIP High Yield Series	2,340,770	11,118,659
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	3,387,911	43,023,085

			140,913,405

	International Equity Funds–25.95%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,282,078	17,884,986
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	2,395,889	11,476,309
	LVIP Marsico International Growth Fund	6,007,119	56,587,060
	LVIP Mondrian International Value Fund	3,423,601	45,585,248
	LVIP Templeton Growth Fund	549,442	11,187,189

			142,720,792

	International Fixed Income Fund–3.80%
*†	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	2,045,824	20,877,635

			20,877,635

	Total Affiliated Investment Companies (Cost $624,410,787)		537,455,047

	UNAFFILIATED INVESTMENT COMPANY–2.13%
	Commodity Fund–2.13%
**	PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	1,638,605	11,699,637

	Total Unaffiliated Investment Company (Cost $12,482,972)		11,699,637

	SHORT-TERM INVESTMENT–0.37%
	Money Market Mutual Fund–0.37%
	Dreyfus Treasury & Agency Cash Management Fund	2,044,353	2,044,353

	Total Short-Term Investment (Cost $2,044,353)		2,044,353

TOTAL VALUE OF SECURITIES–100.24% (Cost $638,938,112)	551,199,037

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(1,297,663)

NET ASSETS APPLICABLE TO 58,727,381 SHARES OUTSTANDING–100.00%	$549,901,374

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS ($75,354,629 / 8,042,828 Shares)	$9.369

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS ($474,546,745 / 50,684,553 Shares)	$9.363

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization-no par)	$722,643,564
Undistributed net investment income	25,636,382
Accumulated net realized loss on investments	(110,639,497)
Net unrealized depreciation of investments	(87,739,075)

Total net assets	$549,901,374

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire Aggressive Profile Fund
Statement of Net Assets
June 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–98.19%
	Equity Funds–50.99%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	104,882	$1,944,521
	Delaware VIP U.S. Growth Series	1,607,872	9,261,343
	Delaware VIP Value Series	832,439	10,172,404
*	Lincoln Variable Insurance Products Trust– LVIP Baron Growth Opportunities Fund	102,116	2,013,431
	LVIP Capital Growth Fund	172,656	3,043,749
	LVIP Columbia Value Opportunities Fund	145,055	980,719
	LVIP Delaware Special Opportunities Fund	79,893	2,008,596
	LVIP MFS Value Fund	769,015	13,616,956
	LVIP T. Rowe Price Growth Stock Fund	666,032	8,152,904
	†LVIP T. Rower Price Structured Mid-Cap Growth Fund	227,603	2,051,842

			53,246,465

	Fixed Income Funds–7.75%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	295,581	2,952,850
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	322,585	3,109,717
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	159,798	2,029,280

			8,091,847

	International Equity Funds–37.58%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	330,307	4,607,784
*	Lincoln Variable Insurance Products Trust – LVIP Cohen & Steers Global Real Estate Fund	692,139	3,315,347
	LVIP Marsico International Growth Fund	1,604,538	15,114,748
	LVIP Mondrian International Value Fund	978,305	13,026,128
	LVIP Templeton Growth Fund	156,556	3,187,629

			39,251,636

	International Fixed Income Fund–1.87%
*†	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	191,592	1,955,192

			1,955,192

	Total Affiliated Investment Companies (Cost $117,865,660)		102,545,140

	UNAFFILIATED INVESTMENT COMPANY–2.16%
	Commodity Fund–2.16%
**	PIMCO Variable Insurance Products Trust– PIMCO CommodityRealReturn Strategy Portfolio	315,324	2,251,414

	Total Unaffiliated Investment Company (Cost $2,314,345)		2,251,414

TOTAL VALUE OF SECURITIES–100.35% (Cost $120,180,005)	104,796,554

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.35%)	(366,040)

NET ASSETS APPLICABLE TO 11,749,342 SHARES OUTSTANDING–100.00%	$104,430,514

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND STANDARD CLASS ($24,037,004 / 2,703,169 Shares)	$8.892

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND SERVICE CLASS ($80,393,510 / 9,046,173 Shares)	$8.887

COMPONENTS OF NET ASSETS AT JUNE 30, 2009:
Shares of beneficial interest (unlimited authorization–no par)	$156,607,801
Undistributed net investment income	6,038,440
Accumulated net realized loss on investments	(42,832,276)
Net unrealized depreciation of investments	(15,383,451)

Total net assets	$104,430,514

*	Standard Class shares.

**	Institutional Class shares.

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile	Profile	Profile	Profile
	Fund	Fund	Fund	Fund

ASSETS:
Investments in affiliated investment companies, at value	$305,951,288	$874,394,028	$537,455,047	$102,545,140
Investments in unaffiliated investment companies, at value	3,318,730	10,676,418	13,743,990	2,251,414
Receivables for securities sold	385,556	—	—	1,834,311
Cash	—	838	530	—
Receivables for fund shares sold	360,886	1,027,013	1,176,884	46,814

TOTAL ASSETS	310,016,460	886,098,297	552,376,451	106,677,679

LIABILITIES:
Cash overdraft	385,556	—	—	1,834,311
Payables for securities purchased	—	1,255,538	2,044,879	—
Payables for fund shares redeemed	80,909	861,721	243,143	372,219
Due to manager and affiliates	92,390	281,768	169,726	26,222
Accrued expenses payable	14,635	18,097	17,329	14,413

TOTAL LIABILITIES	573,490	2,417,124	2,475,077	2,247,165

TOTAL NET ASSETS	$309,442,970	$883,681,173	$549,901,374	$104,430,514

Investments in affiliated investment companies, at cost	$312,962,460	$959,835,961	$624,410,787	$117,865,660
Investments in unaffiliated investment companies, at cost	$3,449,192	$11,311,014	$14,527,325	$2,314,345

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statements of Operations
Six Months Ended June 30, 2009 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile	Profile	Profile	Profile
	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends from affiliated investment companies	$7,334,203	$15,930,096	$5,844,806	$607,916
Dividends from unaffiliated investment companies	75,367	212,626	269,358	56,898

	7,409,570	16,142,722	6,114,164	664,814

EXPENSES:
Management fees	357,034	1,026,786	665,914	146,164
Distribution expenses-Service Class	293,526	877,828	532,416	95,735
Accounting and administration expenses	37,512	63,371	49,715	29,791
Reports and statements to shareholders	16,355	35,701	27,256	12,376
Professional fees	12,547	19,819	15,705	10,333
Trustees’ fees	4,694	13,969	9,175	2,036
Custodian fees	4,410	8,236	6,469	3,476
Other	5,913	15,888	11,720	3,952

	731,991	2,061,598	1,318,370	303,863
Less expenses waived/reimbursed	(152,838)	(362,341)	(253,223)	(91,198)

Total operating expenses	579,153	1,699,257	1,065,147	212,665

NET INVESTMENT INCOME	6,830,417	14,443,465	5,049,017	452,149

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated investment companies	—	1,310,834	1,136,318	442,663
Net realized loss from sale of investments in affiliated investment companies	(16,725,524)	(75,844,121)	(79,413,887)	(31,254,041)
Net realized gain (loss) from sale of investments in unaffiliated investment companies	780,313	1,469,646	1,034,832	(171,061)

Net realized loss on investments	(15,945,211)	(73,063,641)	(77,242,737)	(30,982,439)
Net change in unrealized appreciation/depreciation of investments	35,416,843	131,075,218	117,163,104	41,005,921

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,471,632	58,011,577	39,920,367	10,023,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,302,049	$72,455,042	$44,969,384	$10,475,631

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

					LVIP Wilshire
	LVIP Wilshire		LVIP Wilshire		Moderately		LVIP Wilshire
	Conservative		Moderate		Aggressive		Aggressive
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended	6/30/09	Ended
	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08	(Unaudited)	12/31/08

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,830,417	$8,204,880	$14,443,465	$22,729,418	$5,049,017	$11,193,431	$452,149	$1,765,277
Net realized loss on investments	(15,945,211)	(8,606,303)	(73,063,641)	(27,456,605)	(77,242,737)	(12,807,872)	(30,982,439)	(4,492,299)
Net change in unrealized appreciation/depreciation of investments	35,416,843	(52,968,334)	131,075,218	(268,637,633)	117,163,104	(248,155,544)	41,005,921	(71,126,146)

Net increase (decrease) in net assets resulting from operations	26,302,049	(53,369,757)	72,455,042	(273,364,820)	44,969,384	(249,769,985)	10,475,631	(73,853,168)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,116,097)	—	(2,724,267)	—	(1,362,308)	—	(307,867)
Service Class	—	(4,120,689)	—	(13,948,211)	—	(4,116,306)	—	(306,259)
Net realized gain on investments:
Standard Class	—	(517,021)	—	(2,794,993)	—	(2,318,748)	—	(1,307,637)
Service Class	—	(2,113,612)	—	(17,209,384)	—	(10,424,022)	—	(2,731,663)

	—	(7,867,419)	—	(36,676,855)	—	(18,221,384)	—	(4,653,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,385,198	44,064,871	32,146,619	93,054,607	20,724,655	75,431,413	8,509,120	32,082,742
Service Class	78,342,049	166,330,682	99,825,977	385,874,045	40,125,875	252,278,309	9,799,299	40,286,049
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,633,118	—	5,519,260	—	3,681,056	—	1,615,503
Service Class	—	6,234,301	—	31,157,594	—	14,540,328	—	3,037,922

	93,727,247	218,262,972	131,972,596	515,605,506	60,850,530	345,931,106	18,308,419	77,022,216

Cost of shares repurchased:
Standard Class	(34,151,338)	(20,720,608)	(68,603,743)	(43,261,696)	(62,441,633)	(20,682,864)	(29,848,144)	(9,065,829)
Service Class	(36,967,011)	(74,051,704)	(70,209,392)	(139,419,266)	(36,835,362)	(112,189,096)	(14,652,011)	(31,354,012)

	(71,118,349)	(94,772,312)	(138,813,135)	(182,680,962)	(99,276,995)	(132,871,960)	(44,500,155)	(40,419,841)

Increase (decrease) in net assets derived from capital share transactions	22,608,898	123,490,660	(6,840,539)	332,924,544	(38,426,465)	213,059,146	(26,191,736)	36,602,375

NET INCREASE (DECREASE) IN NET ASSETS	48,910,947	62,253,484	65,614,503	22,882,869	6,542,919	(54,932,223)	(15,716,105)	(41,904,219)
NET ASSETS:
Beginning of period	260,532,023	198,278,539	818,066,670	795,183,801	543,358,455	598,290,678	120,146,619	162,050,838

End of period	$309,442,970	$260,532,023	$883,681,173	$818,066,670	$549,901,374	$543,358,455	$104,430,514	$120,146,619

Undistributed net investment income	$12,899,876	$5,863,755	$38,799,787	$22,959,807	$25,636,382	$19,478,262	$6,038,440	$5,548,123

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire Conservative Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Standard Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.472	$12.006	$11.392	$10.591	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.236	0.379	0.276	0.187	0.131
Net realized and unrealized gain (loss) on investments	0.571	(2.581)	0.605	0.797	0.460

Total from investment operations	0.807	(2.202)	0.881	0.984	0.591

Less dividends and distributions from:
Net investment income	—	(0.224)	(0.219)	(0.178)	—
Net realized gain on investments	—	(0.108)	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.332)	(0.267)	(0.183)	—

Net asset value, end of period	$10.279	$9.472	$12.006	$11.392	$10.591

Total return[4]	8.52%	(18.44% )	7.77%	9.34%	5.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,444	$49,661	$36,768	$10,474	$2,440
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.31%	0.30%	0.33%	0.54%	1.53%
Ratio of net investment income to average net assets	4.98%	3.47%	2.32%	1.72%	1.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	4.87%	3.42%	2.24%	1.48%	0.64%
Portfolio turnover	72%	27%	44%	28%	20%
1Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire Conservative Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Service Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.474	$12.000	$11.387	$10.574	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.224	0.352	0.246	0.160	0.113
Net realized and unrealized gain (loss) on investments	0.572	(2.578)	0.604	0.795	0.461

Total from investment operations	0.796	(2.226)	0.850	0.955	0.574

Less dividends and distributions from:
Net investment income	—	(0.192)	(0.189)	(0.137)	—
Net realized gain on investments	—	(0.108)	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.300)	(0.237)	(0.142)	—

Net asset value, end of period	$10.270	$9.474	$12.000	$11.387	$10.574

Total return[4]	8.40%	(18.65% )	7.51%	9.07%	5.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273,999	$210,871	$161,511	$81,928	$31,646
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.56%	0.55%	0.58%	0.79%	1.78%
Ratio of net investment income to average net assets	4.73%	3.22%	2.07%	1.47%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	4.62%	3.17%	1.99%	1.23%	0.39%
Portfolio turnover	72%	27%	44%	28%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire Moderate Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Standard Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.071	$12.926	$12.047	$10.866	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.167	0.320	0.226	0.132	0.082
Net realized and unrealized gain (loss) on investments	0.629	(3.708)	0.885	1.171	0.784

Total from investment operations	0.796	(3.388)	1.111	1.303	0.866

Less dividends and distributions from:
Net investment income	—	(0.222)	(0.173)	(0.121)	—
Net realized gain on investments	—	(0.245)	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.467)	(0.232)	(0.122)	—

Net asset value, end of period	$9.867	$9.071	$12.926	$12.047	$10.866

Total return[4]	8.78%	(26.62% )	9.27%	12.04%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,679	$118,274	$106,381	$39,500	$12,391
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.29%	0.28%	0.29%	0.32%	0.60%
Ratio of net investment income to average net assets	3.73%	2.86%	1.78%	1.16%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.64%	2.83%	1.74%	1.14%	0.86%
Portfolio turnover	54%	21%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire Moderate Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Service Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.074	$12.919	$12.041	$10.847	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.156	0.292	0.194	0.103	0.064
Net realized and unrealized gain (loss) on investments	0.629	(3.702)	0.884	1.171	0.783

Total from investment operations	0.785	(3.410)	1.078	1.274	0.847

Less dividends and distributions from:
Net investment income	—	(0.190)	(0.141)	(0.079)	—
Net realized gain on investments	—	(0.245)	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.435)	(0.200)	(0.080)	—

Net asset value, end of period	$9.859	$9.074	$12.919	$12.041	$10.847

Total return[4]	8.65%	(26.81% )	9.00%	11.77%	8.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$791,002	$699,793	$688,803	$394,418	$109,009
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.54%	0.53%	0.54%	0.57%	0.85%
Ratio of net investment income to average net assets	3.48%	2.61%	1.53%	0.91%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.39%	2.58%	1.49%	0.89%	0.61%
Portfolio turnover	54%	21%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund
	Standard Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$8.634	$13.386	$12.528	$11.100	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.088	0.229	0.190	0.137	0.136
Net realized and unrealized gain (loss) on investments	0.647	(4.644)	1.026	1.427	0.964

Total from investment operations	0.735	(4.415)	1.216	1.564	1.100

Less dividends and distributions from:
Net investment income	—	(0.117)	(0.212)	(0.135)	—
Net realized gain on investments	—	(0.220)	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.337)	(0.358)	(0.136)	—

Net asset value, end of period	$9.369	$8.634	$13.386	$12.528	$11.100

Total return[4]	8.51%	(33.42% )	9.81%	14.14%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,354	$107,072	$97,486	$36,657	$11,426
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.30%	0.28%	0.29%	0.36%	0.79%
Ratio of net investment income to average net assets	2.10%	2.05%	1.44%	1.16%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.00%	2.02%	1.40%	1.10%	1.39%
Portfolio turnover	52%	21%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–15

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund Service Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$8.639	$13.377	$12.520	$11.081	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.078	0.201	0.157	0.107	0.118
Net realized and unrealized gain (loss) on investments	0.646	(4.635)	1.026	1.424	0.963

Total from investment operations	0.724	(4.434)	1.183	1.531	1.081

Less dividends and distributions from:
Net investment income	—	(0.084)	(0.180)	(0.091)	—
Net realized gain on investments	—	(0.220)	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.304)	(0.326)	(0.092)	—

Net asset value, end of period	$9.363	$8.639	$13.377	$12.520	$11.081

Total return[4]	8.38%	(33.58% )	9.54%	13.85%	10.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$474,547	$436,286	$500,805	$262,977	$65,456
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.55%	0.53%	0.54%	0.61%	1.04%
Ratio of net investment income to average net assets	1.85%	1.80%	1.19%	0.91%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.75%	1.77%	1.15%	0.85%	1.14%
Portfolio turnover	52%	21%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–16

LVIP Wilshire Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Standard Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$8.228	$14.281	$13.153	$11.392	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.037	0.158	0.106	0.069	0.055
Net realized and unrealized gain (loss) on investments	0.627	(5.831)	1.329	1.809	1.337

Total from investment operations	0.664	(5.673)	1.435	1.878	1.392

Less dividends and distributions from:
Net investment income	—	(0.068)	(0.124)	(0.116)	—
Net realized gain on investments	—	(0.312)	(0.183)	(0.001)	—

Total dividends and distributions	—	(0.380)	(0.307)	(0.117)	—

Net asset value, end of period	$8.892	$8.228	$14.281	$13.153	$11.392

Total return[4]	8.07%	(40.46% )	11.02%	16.54%	13.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,037	$41,070	$41,110	$15,102	$4,280
Ratio of expenses to average net assets[5]	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.36%	0.33%	0.34%	0.61%	1.91%
Ratio of net investment income to average net assets	0.94%	1.38%	0.75%	0.57%	0.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.78%	1.30%	0.66%	0.26%	(0.86% )
Portfolio turnover	55%	25%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–17

LVIP Wilshire Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Service Class
	Six Months
	Ended				5/3/05[2]
	6/30/09[1]	Year Ended			to
	(Unaudited)	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$8.233	$14.271	$13.144	$11.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.027	0.129	0.071	0.039	0.036
Net realized and unrealized gain (loss) on investments	0.627	(5.821)	1.329	1.805	1.336

Total from investment operations	0.654	(5.692)	1.400	1.844	1.372

Less dividends and distributions from:
Net investment income	—	(0.034)	(0.090)	(0.071)	—
Net realized gain on investments	—	(0.312)	(0.183)	(0.001)	—

Total dividends and distributions	—	(0.346)	(0.273)	(0.072)	—

Net asset value, end of period	$8.887	$8.233	$14.271	$13.144	$11.372

Total return[4]	7.94%	(40.62% )	10.74%	16.25%	13.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,394	$79,077	$120,941	$62,325	$18,782
Ratio of expenses to average net assets[5]	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.61%	0.58%	0.59%	0.86%	2.16%
Ratio of net investment income to average net assets	0.69%	1.13%	0.50%	0.32%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.53%	1.05%	0.41%	0.01%	(1.11% )
Portfolio turnover	55%	25%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2009 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 39 series (Series). These financial statements and the related notes pertain to the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund and LVIP Wilshire Aggressive Profile Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of LVIP Wilshire Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Wilshire Moderate Profile Fund is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Wilshire Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of LVIP Wilshire Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2009

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.20% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

LVIP Wilshire Profile Funds–19

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Wilshire Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, (Profile Funds) as follows: 0.08% of the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million, 0.05% of the next $2 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC an annual fee of $1,000.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $862,727 for the year ending December 31, 2009, which is allocated to the Series based on average net assets. In addition, the cost of certain support services, provided by Lincoln Life such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2009, fees for administrative and support services amounted as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration fees	$10,586	$30,888	$20,181	$4,457
Support fees	2,926	8,483	5,534	1,334

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statement of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIAC, Franklin Templeton and PIMCO serve as the investment managers for the Underlying Funds.

At June 30, 2009, the Funds had liabilities payable to affiliates as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Management fees payable to LIAC	$36,634	$120,180	$72,817	$8,608
Fees payable to DSC	83	83	83	83
Distribution fees payable to LFD	55,673	161,505	96,826	17,531

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six months ended June 30, 2009, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$131,428,686	$232,831,306	$138,147,383	$31,472,035
Sales	102,553,311	222,993,557	172,565,916	57,317,237

LVIP Wilshire Profile Funds–20

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$332,945,763	$1,015,500,134	$678,315,801	$134,241,767

Aggregate unrealized appreciation	$7,022,867	$16,782,598	$7,724,520	$1,436,700
Aggregate unrealized depreciation	(30,698,612)	(147,212,286)	(134,841,284)	(30,881,913)

Net unrealized depreciation	$(23,675,745)	$(130,429,688)	$(127,116,764)	$(29,445,213)

The Funds apply Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
Level 1
Investment Companies	$309,270,018	$883,815,744	$549,154,684	$104,796,554
Short-Term	—	1,254,702	2,044,353	—

Total	$309,270,018	$885,070,446	$551,199,037	$104,796,554

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2009. The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Year Ended December 31, 2008:
Ordinary income	$6,158,342	$24,243,139	$9,505,143	$1,611,843
Long-term capital gain	1,709,077	12,433,716	8,716,241	3,041,583

Total	$7,867,419	$36,676,855	$18,221,384	$4,653,426

LVIP Wilshire Profile Funds–21

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

In addition, the LVIP Wilshire Aggressive Profile Fund declared an ordinary income consent dividend of $282,740 for the year ended December 31, 2008. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2009, the estimated components of net assets on a tax basis were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$332,057,297	$1,048,752,803	$722,643,564	$156,607,801
Undistributed ordinary income	6,830,417	14,801,388	5,359,288	573,018
Realized losses 1/1/09–6/30/09	(14,564,440)	(90,485,232)	(86,338,054)	(33,518,885)
Other temporary differences	8,795,441	41,041,902	35,353,340	10,213,793
Unrealized depreciation of investments	(23,675,745)	(130,429,688)	(127,116,764)	(29,445,213)

Net assets	$309,442,970	$883,681,173	$549,901,374	$104,430,514

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends, tax treatment of distributions received from underlying investments and pass-through consent dividends from the Underlying Funds. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2009, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Paid-in capital	$—	$—	$—	$282,740
Undistributed net investment income	205,704	1,396,515	1,109,103	38,168
Accumulated net realized loss	(205,704)	(1,396,515)	(1,109,103)	(320,908)

LVIP Wilshire Profile Funds–22

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP				LVIP
	Wilshire		Wilshire		LVIP		Wilshire
	Conservative		Moderate		Wilshire		Aggressive
	Profile Fund		Profile Fund		Moderately Aggressive Profile Fund		Profile Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08

Shares sold:
Standard Class	1,613,278	3,955,417	3,528,318	8,098,149	2,445,235	6,663,133	1,075,705	2,804,363
Service Class	8,293,543	15,099,271	11,038,140	33,625,754	4,627,823	21,944,321	1,256,130	3,511,755
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	165,734	—	537,094	—	353,497	—	142,335
Service Class	—	631,139	—	2,995,490	—	1,356,800	—	257,163

	9,906,821	19,851,561	14,566,458	45,256,487	7,073,058	30,317,751	2,331,835	6,715,616

Shares repurchased:
Standard Class	(3,408,244)	(1,940,433)	(7,174,530)	(3,825,972)	(6,803,476)	(1,898,196)	(3,364,278)	(833,552)
Service Class	(3,869,906)	(6,932,771)	(7,922,690)	(12,821,611)	(4,447,473)	(10,234,526)	(1,814,372)	(2,639,270)

	(7,278,150)	(8,873,204)	(15,097,220)	(16,647,583)	(11,250,949)	(12,132,722)	(5,178,650)	(3,472,822)

Net increase (decrease)	2,628,671	10,978,357	(530,762)	28,608,904	(4,177,891)	18,185,029	(2,846,815)	3,242,794

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Effective June 30, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–23

Item 2. Code of Ethics
Not Applicable.
Item 3. Audit Committee Financial Expert
Not Applicable.
Item 4. Principle Accountant Fees and Services
(a) Audit Fees
Not Applicable.
(b) Audit-Related Fees
Not Applicable.
(c) Tax Fees
Not Applicable.
(d) All Other Fees
Not Applicable.
(e) (1) Audit Committee Pre-Approval Policies and Procedures
Not Applicable.
(e)(2) Not Applicable.
(f) Not Applicable.
(g) Aggregate Non-Audit Fees
Not Applicable.
(h) Principal Accountant’s Independence
Not Applicable.
Item 5. Audit Committee of Listed Registrants
Not Applicable.

Item 6. Schedule of Investments
     (a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not Applicable.
Item 11. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln Variable Insurance Products Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes
President (Signature and Title)
Date: August 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes
President (Signature and Title)
Date: August 27, 2009

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer (Signature and Title)
Date: August 27, 2009